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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 – July 31, 2016

Item 1. Schedule of Investments

2016 QUARTERLY REPORT

Russell Funds

July 31, 2016

FUND	SHARE CLASS
U.S. Equity Funds	
Russell U.S. Core Equity Fund	A, C, E, I, S
Russell U.S. Defensive Equity Fund	A, C, E, I, S, Y
Russell U.S. Dynamic Equity Fund	A, C, E, I, S, Y
Russell U.S. Strategic Equity Fund	A, C, E, S
Russell U.S. Large Cap Equity Fund	A, C, S
Russell U.S. Mid Cap Equity Fund	A, C, S
Russell U.S. Small Cap Equity Fund	A, C, E, I, R6, S, Y
International and Global Equity Funds	
Russell International Developed Markets Fund	A, C, E, I, S, Y
Russell Global Equity Fund	A, C, E, S, Y
Russell Emerging Markets Fund	A, C, E, R6, S, Y
Tax-Managed Equity Funds	
Russell Tax-Managed U.S. Large Cap Fund	A, C, E, S
Russell Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S
Russell Tax-Managed International Equity Fund	A, C, E, S
Fixed Income Funds	
Russell Global Opportunistic Credit Fund	A, C, E, S, Y
Russell Strategic Bond Fund	A, C, E, I, R6, S, Y
Russell Investment Grade Bond Fund	A, C, E, I, R6, S, Y
Russell Short Duration Bond Fund	A, C, E, R6, S, Y
Tax Exempt Fixed Income Funds	
Russell Tax Exempt High Yield Bond Fund	A, C, E, S
Russell Tax Exempt Bond Fund	A, C, E, S
Alternative Funds	
Russell Commodity Strategies Fund	A, C, E, S, Y
Russell Global Infrastructure Fund	A, C, E, S, Y
Russell Global Real Estate Securities Fund	A, C, E, R6, S, Y
Specialty Funds	
Russell Multi-Strategy Income Fund	A, C, E, S, Y
Russell Strategic Call Overwriting Fund	S
Select Equity Funds	
Select U.S. Equity Fund	R6, S, T, Y
Select International Equity Fund	R6, S, T, Y

Russell Investment
Company

Russell Investment Company is a
series investment company with
40 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 26 of
these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

July 31, 2016 (Unaudited)

Table of Contents

Russell Investment Company - Russell Funds

Copyright © Russell Investments 2016. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.9%			Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	10,360	2,706
Consumer Discretionary - 14.0%			Under Armour, Inc. Class A(Æ)	17,857	705
Aaron's, Inc. Class A	20,200	484	Viacom, Inc. Class B	3,591	163
Amazon.com, Inc.(Æ)	9,624	7,303	Visteon Corp.(Æ)	3,300	231
AutoZone, Inc.(Æ)	110	90	Wal-Mart Stores, Inc.	126,114	9,203
Brinker International, Inc.	7,900	372	Walt Disney Co. (The)	8,142	781
Carnival Corp.	7,779	363	Whirlpool Corp.	10,300	1,981
Chipotle Mexican Grill, Inc. Class A(Æ)	5,631	2,388	Wynn Resorts, Ltd.	9,492	930
Comcast Corp. Class A	27,176	1,828	Yum! Brands, Inc.	2,606	233
Cooper Tire & Rubber Co.	1,300	43			102,279
Costco Wholesale Corp.	15,013	2,511
Deckers Outdoor Corp.(Æ)	20,498	1,353	Consumer Staples - 7.8%
Delphi Automotive PLC	14,860	1,008	Altria Group, Inc.	100,972	6,836
Dillard's, Inc. Class A	7,943	538	Bunge, Ltd.	9,600	632
Dollar Tree, Inc.(Æ)	12,516	1,205	Coca-Cola Co. (The)	71,541	3,121
Estee Lauder Cos., Inc. (The) Class A	10,800	1,003	Colgate-Palmolive Co.	35,632	2,652
Fitbit, Inc. Class A(Æ)	2,200	30	Constellation Brands, Inc. Class A	7,076	1,165
Ford Motor Co.	99,600	1,261	Core-Mark Holding Co., Inc.	1,600	78
Gap, Inc. (The)	82,800	2,135	CVS Health Corp.	35,366	3,279
General Motors Co.	106,318	3,353	Dr Pepper Snapple Group, Inc.	10,100	995
Goodyear Tire & Rubber Co. (The)	28,709	823	Energizer Holdings, Inc.(Æ)	2,900	245
Home Depot, Inc. (The)	25,277	3,494	Flowers Foods, Inc.	3,900	72
Johnson Controls, Inc.	33,000	1,515	General Mills, Inc.	21,476	1,544
Kohl's Corp.	4,225	176	Hershey Co. (The)	6,800	753
Lennar Corp. Class A	68,533	3,207	Hormel Foods Corp.	34,100	1,274
Lowe's Cos., Inc.	54,826	4,511	JM Smucker Co. (The)	6,890	1,062
Macy's, Inc.	33,408	1,197	Kellogg Co.	24,336	2,013
Marriott International, Inc. Class A	4,682	336	Kimberly-Clark Corp.	2,366	307
McDonald's Corp.	17,069	2,008	Kraft Heinz Co. (The)	11,384	984
MGM Resorts International(Æ)	58,472	1,402	Mondelez International, Inc. Class A	137,823	6,061
Michael Kors Holdings, Ltd.(Æ)	31,132	1,610	PepsiCo, Inc.	44,054	4,798
Murphy USA, Inc.(Æ)	800	61	Philip Morris International, Inc.	53,738	5,388
Newell Brands, Inc.	59,530	3,123	Pinnacle Foods, Inc.	30,511	1,532
News Corp. Class A	91,800	1,191	Procter & Gamble Co. (The)	74,390	6,367
Nike, Inc. Class B	91,591	5,083	Reynolds American, Inc.	1,819	91
Nordstrom, Inc.	2,660	118	Sanderson Farms, Inc.	3,600	315
NVR, Inc.(Æ)	694	1,183	Sysco Corp.	31,833	1,649
Office Depot, Inc.	21,900	76	TreeHouse Foods, Inc.(Æ)	14,698	1,517
Panera Bread Co. Class A(Æ)	4,670	1,024	United Natural Foods, Inc.(Æ)	4,200	210
Priceline Group, Inc. (The)(Æ)	1,680	2,269	Walgreens Boots Alliance, Inc.	3,405	270
PulteGroup, Inc.	19,418	411	Whole Foods Market, Inc.	68,415	2,085
PVH Corp.	15,155	1,532			57,295
Ralph Lauren Corp. Class A	664	65
Ross Stores, Inc.	28,000	1,731	Energy - 6.7%
Royal Caribbean Cruises, Ltd.	16,477	1,194	Anadarko Petroleum Corp.	30,952	1,688
Scripps Networks Interactive, Inc. Class A	8,667	573	Antero Resources Corp.(Æ)	30,900	809
Service Corp. International	2,272	63	Apache Corp.	28,172	1,479
Signet Jewelers, Ltd.	4,623	406	Baker Hughes, Inc.	5,500	263
Six Flags Entertainment Corp.	6,200	350	BP PLC - ADR	140,443	4,831
Starbucks Corp.	48,154	2,795	Canadian Natural Resources, Ltd.	71,065	2,148
Target Corp.	68,053	5,126	Chesapeake Energy Corp.(Æ)	38,000	206
Thomson Reuters Corp.	3,948	166	Chevron Corp.	17,099	1,752
Thor Industries, Inc.	6,200	475	ConocoPhillips	73,746	3,010
Time Warner, Inc.	22,947	1,759	Core Laboratories NV	12,660	1,479
Time, Inc.	42,500	694	CVR Energy, Inc.	11,000	163
TJX Cos., Inc.	47,612	3,891	Devon Energy Corp.	71,746	2,747
Toll Brothers, Inc.(Æ)	8,631	242	Exxon Mobil Corp.	91,679	8,155
Toyota Motor Corp. - ADR	11,657	1,301	First Solar, Inc.(Æ)	4,700	220
Tribune Media Co. Class A	5,440	202	Helmerich & Payne, Inc.	9,536	591
Tupperware Brands Corp.	11,094	695	Hess Corp.	3,805	204

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 3

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
HollyFrontier Corp.	6,500	165	Fifth Third Bancorp	13,041	247
Laredo Petroleum, Inc.(Æ)	18,200	182	FleetCor Technologies, Inc.(Æ)	27,339	4,147
Magna International, Inc. Class A	23,286	898	Franklin Resources, Inc.	5,398	195
Marathon Oil Corp.	42,800	584	Genworth Financial, Inc. Class A(Æ)	131,500	376
Marathon Petroleum Corp.	19,523	769	Goldman Sachs Group, Inc. (The)	4,110	653
Nabors Industries, Ltd.	37,300	336	Hanover Insurance Group, Inc. (The)	11,000	906
National Oilwell Varco, Inc.	2,422	78	Hartford Financial Services Group, Inc.	13,851	552
NOW, Inc.(Æ)	6,000	110	HCP, Inc.(ö)	6,009	236
Occidental Petroleum Corp.	60,771	4,542	Huntington Bancshares, Inc.	23,150	220
PBF Energy, Inc. Class A	5,200	116	Intercontinental Exchange, Inc.	2,871	758
Phillips 66	40,458	3,077	Jones Lang LaSalle, Inc.	2,700	296
Pioneer Natural Resources Co.	17,089	2,778	JPMorgan Chase & Co.	137,607	8,803
QEP Resources, Inc.(Æ)	31,700	577	KeyCorp	172,273	2,016
Schlumberger, Ltd.	34,249	2,758	KKR & Co., LP	160,355	2,315
Spectra Energy Corp.	7,179	258	Leucadia National Corp.	7,785	142
Tesoro Corp.	2,208	168	Lincoln National Corp.	7,400	323
Valero Energy Corp.	15,700	821	Loews Corp.	113,900	4,707
Weatherford International PLC(Æ)	39,800	226	M&T Bank Corp.	7,560	866
Whiting Petroleum Corp.(Æ)	10,600	78	Markel Corp.(Æ)	356	338
World Fuel Services Corp.	10,400	495	Marsh & McLennan Cos., Inc.	4,971	327
		48,761	MasterCard, Inc. Class A	53,094	5,057
			MetLife, Inc.	96,146	4,109
Financial Services - 20.2%			Morgan Stanley	43,357	1,246
Aflac, Inc.	27,828	2,011	Navient Corp.	11,775	167
Alleghany Corp.(Æ)	500	272	New York Community Bancorp, Inc.	10,846	157
Alliance Data Systems Corp.(Æ)	6,183	1,432	Northern Trust Corp.	32,199	2,176
Allied World Assurance Co. Holdings AG	9,750	400	PNC Financial Services Group, Inc. (The)	69,186	5,718
Allstate Corp. (The)	35,669	2,437	Popular, Inc.	25,325	853
Ally Financial, Inc.	17,700	319	Principal Financial Group, Inc.	12,800	597
American Capital Agency Corp.(ö)	18,581	364	Prudential Financial, Inc.	20,314	1,529
American Express Co.	62,000	3,996	Public Storage(ö)	1,295	309
American International Group, Inc.	17,811	970	Regions Financial Corp.	218,375	2,002
Ameriprise Financial, Inc.	19,717	1,890	Reinsurance Group of America, Inc. Class A	10,400	1,032
Aspen Insurance Holdings, Ltd.	23,000	1,057	Santander Consumer USA Holdings, Inc.(Æ)	107,849	1,185
AvalonBay Communities, Inc.(ö)	3,430	637	Signature Bank(Æ)	1,589	191
Axis Capital Holdings, Ltd.	6,200	345	Simon Property Group, Inc.(ö)	1,689	383
Bank of America Corp.	689,886	9,996	SL Green Realty Corp.(ö)	4,310	508
Bank of New York Mellon Corp. (The)	56,140	2,212	State Street Corp.	102,963	6,773
BB&T Corp.	13,931	514	SunTrust Banks, Inc.	15,291	647
Berkshire Hathaway, Inc. Class B(Æ)	40,257	5,808	Synchrony Financial	62,694	1,748
BlackRock, Inc. Class A	688	252	TFS Financial Corp.	16,197	295
Blackstone Group, LP (The)	71,980	1,932	Travelers Cos., Inc. (The)	7,116	827
Capital One Financial Corp.	7,500	503	Two Harbors Investment Corp.(ö)	79,174	693
CBOE Holdings, Inc.	1,700	117	US Bancorp	37,892	1,598
Chubb, Ltd.	3,137	393	Visa, Inc. Class A	69,670	5,438
Citigroup, Inc.	116,384	5,099	Voya Financial, Inc.	53,693	1,376
Citizens Financial Group, Inc.	86,907	1,941	Wells Fargo & Co.	259,620	12,454
CME Group, Inc. Class A	7,108	727	Xenia Hotels & Resorts, Inc.(ö)	6,300	113
CNA Financial Corp.	11,700	372	XL Group, Ltd.	86,900	3,008
Comerica, Inc.	36,200	1,638			147,887
Cullen/Frost Bankers, Inc.	2,736	186
Discover Financial Services	3,455	196	Health Care - 13.5%
East West Bancorp, Inc.	6,800	233	Abbott Laboratories	40,462	1,811
Endurance Specialty Holdings, Ltd.	17,700	1,197	AbbVie, Inc.	24,340	1,612
Equifax, Inc.	8,377	1,110	Aetna, Inc.	1,240	143
Equinix, Inc.(ö)	6,022	2,245	Allergan PLC(Æ)	8,311	2,102
Equity Residential(ö)	19,255	1,309	Amgen, Inc.	16,522	2,842
Everest Re Group, Ltd.	6,890	1,302	Anthem, Inc.	15,590	2,048
FactSet Research Systems, Inc.	4,340	746	Baxter International, Inc.	4,568	219
Fidelity National Information Services, Inc.	14,045	1,117	Becton Dickinson and Co.	1,837	323

See accompanying notes which are an integral part of this quarterly report.

4 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Biogen, Inc.(Æ)	2,637	765	WestRock Co.	1,526	66
Bio-Rad Laboratories, Inc. Class A(Æ)	6,160	894			22,245
Boston Scientific Corp.(Æ)	40,100	974
Bristol-Myers Squibb Co.	73,017	5,462	Producer Durables - 9.9%
Cardinal Health, Inc.	24,500	2,048	3M Co.	3,446	615
Centene Corp.(Æ)	1,200	85	Accenture PLC Class A	28,174	3,178
Cerner Corp.(Æ)	47,535	2,966	AECOM(Æ)	63,330	2,248
DexCom, Inc.(Æ)	13,329	1,229	AerCap Holdings NV(Æ)	42,220	1,541
Edwards Lifesciences Corp.(Æ)	21,683	2,483	American Airlines Group, Inc.	67,899	2,410
Eli Lilly & Co.	36,434	3,020	Ametek, Inc.	1,742	82
Express Scripts Holding Co.(Æ)	4,483	341	Automatic Data Processing, Inc.	28,078	2,498
Gilead Sciences, Inc.	22,479	1,786	B/E Aerospace, Inc.	14,823	709
Haemonetics Corp.(Æ)	2,930	89	Boeing Co. (The)	2,015	269
HCA Holdings, Inc.(Æ)	18,218	1,405	Carlisle Cos., Inc.	756	78
Horizon Pharma PLC(Æ)	50,640	977	Caterpillar, Inc.	16,125	1,335
Humana, Inc.	6,435	1,110	CH Robinson Worldwide, Inc.	8,900	620
Intuitive Surgical, Inc.(Æ)	4,016	2,794	Chicago Bridge & Iron Co.	20,826	704
Jazz Pharmaceuticals PLC(Æ)	5,134	775	Colfax Corp.(Æ)	7,100	208
Johnson & Johnson	129,886	16,266	CSX Corp.	7,853	222
Magellan Health, Inc.(Æ)	2,300	158	Cummins, Inc.	1,228	151
Mallinckrodt PLC(Æ)	11,852	798	Danaher Corp.	3,837	312
Medtronic PLC	59,776	5,238	Deere & Co.	1,629	127
Merck & Co., Inc.	153,179	8,985	Delta Air Lines, Inc.	87,445	3,388
Molina Healthcare, Inc.(Æ)	3,100	176	Eaton Corp. PLC	13,620	864
Mylan NV(Æ)	55,769	2,609	Emerson Electric Co.	5,189	290
Ophthotech Corp.(Æ)	22,729	1,460	EnerSys	2,500	156
Patterson Cos., Inc.	22,210	1,096	Esterline Technologies Corp.(Æ)	4,800	292
Pfizer, Inc.	225,387	8,315	Expeditors International of Washington, Inc.	24,300	1,201
Quintiles Transnational Holdings, Inc.(Æ)	1,900	148	FedEx Corp.	15,105	2,445
Regeneron Pharmaceuticals, Inc.(Æ)	5,774	2,455	Fluor Corp.	9,499	508
ResMed, Inc.	18,500	1,274	Fortive Corp.	1,918	92
Shire PLC - ADR	1,175	228	General Dynamics Corp.	14,810	2,175
Stryker Corp.	19,416	2,258	General Electric Co.	32,099	1,000
TESARO, Inc.(Æ)	19,537	1,822	Honeywell International, Inc.	33,825	3,935
Thermo Fisher Scientific, Inc.	21,325	3,387	Hub Group, Inc. Class A(Æ)	1,600	66
UnitedHealth Group, Inc.	14,600	2,091	Huntington Ingalls Industries, Inc.	6,356	1,097
		99,067	Illinois Tool Works, Inc.	2,442	282
			Insperity, Inc.	2,100	165
Materials and Processing - 3.0%			Kansas City Southern	14,915	1,433
Acuity Brands, Inc.	1,385	363	KBR, Inc.	2,700	38
Air Products & Chemicals, Inc.	1,046	156	L-3 Communications Holdings, Inc. Class 3	7,990	1,212
Albemarle Corp.	4,400	370	Lockheed Martin Corp.	9,990	2,525
AptarGroup, Inc.	11,700	915	ManpowerGroup, Inc.	10,100	701
CRH PLC - ADR	150,000	4,614	Moog, Inc. Class A(Æ)	3,811	210
Dow Chemical Co. (The)	19,774	1,061	Norfolk Southern Corp.	28,223	2,534
Eastman Chemical Co.	7,142	466	Northrop Grumman Corp.	10,359	2,244
Ecolab, Inc.	22,581	2,673	Orbital ATK, Inc.	3,300	287
EI du Pont de Nemours & Co.	2,283	158	Quanta Services, Inc.(Æ)	8,800	225
International Flavors & Fragrances, Inc.	1,300	173	Raytheon Co.	47,975	6,694
International Paper Co.	37,100	1,700	Rockwell Automation, Inc.	10,404	1,190
Louisiana-Pacific Corp.(Æ)	43,333	875	Ryder System, Inc.	914	60
LyondellBasell Industries NV Class A	1,621	122	S&P Global, Inc.	8,614	1,053
Masco Corp.	41,200	1,503	Southwest Airlines Co.	74,300	2,750
Monsanto Co.	9,164	978	Stanley Black & Decker, Inc.	26,500	3,225
Nucor Corp.	16,700	896	Terex Corp.	42,581	1,028
PPG Industries, Inc.	17,785	1,862	Textron, Inc.	14,850	579
Praxair, Inc.	1,377	161	Trinity Industries, Inc.	39,700	921
Reliance Steel & Aluminum Co.	13,102	1,028	Triumph Group, Inc.	13,300	410
Rio Tinto PLC - ADR	37,500	1,231	Tyco International PLC	2,588	118
Westlake Chemical Corp.	19,100	874	Union Pacific Corp.	21,009	1,955

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 5

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
United Continental Holdings, Inc.(Æ)	6,626	311	Sanmina Corp.(Æ)	5,500		139
United Parcel Service, Inc. Class B	7,632	825	SAP SE- ADR	25,041		2,188
United Technologies Corp.	23,090	2,486	Symantec Corp.	72,362		1,478
Waste Management, Inc.	3,525	233	SYNNEX Corp.	800		80
WESCO International, Inc.(Æ)	1,600	89	Synopsys, Inc.(Æ)	29,700		1,609
WW Grainger, Inc.	353	77	Tech Data Corp.(Æ)	5,800		452
Xylem, Inc.	21,324	1,020	Texas Instruments, Inc.	5,284		369
Zebra Technologies Corp. Class A(Æ)	6,200	329	Verint Systems, Inc.(Æ)	21,500		758
		72,025	VMware, Inc. Class A(Æ)	15,000		1,095
			Western Digital Corp.	34,200		1,625
Technology - 15.4%			Zynga, Inc. Class A(Æ)	148,900		427
Activision Blizzard, Inc.	45,140	1,813				112,602
Adobe Systems, Inc.(Æ)	14,448	1,414
Advanced Micro Devices, Inc.(Æ)	182,500	1,252	Utilities - 6.4%
Alibaba Group Holding, Ltd. - ADR(Æ)	20,168	1,663	Ameren Corp.	600		31
Alphabet, Inc. Class A(Æ)	6,241	4,939	American Electric Power Co., Inc.	29,256		2,027
Alphabet, Inc. Class C(Æ)	13,840	10,640	American Water Works Co., Inc.	10,900		900
Anixter International, Inc.(Æ)	14,000	858	AT&T, Inc.	291,597		12,623
Apple, Inc.	112,390	11,712	Calpine Corp.(Æ)	59,605		819
Applied Materials, Inc.	28,998	762	CenturyLink, Inc.	8,200		258
ARRIS International PLC(Æ)	19,800	539	China Mobile, Ltd. - ADR	24,993		1,552
Avnet, Inc.	34,355	1,412	Consolidated Edison, Inc.	11,100		889
Broadcom, Ltd.	17,917	2,902	Dominion Resources, Inc.	15,891		1,240
Ciena Corp.(Æ)	6,600	127	DTE Energy Co.	11,700		1,141
Cisco Systems, Inc.	176,601	5,392	Duke Energy Corp.	6,439		551
Cognizant Technology Solutions Corp. Class			Entergy Corp.	62,900		5,119
A(Æ)	6,549	376	Eversource Energy	16,200		948
Computer Sciences Corp.	29,954	1,433	Great Plains Energy, Inc.	5,000		149
Dolby Laboratories, Inc. Class A	2,100	106	NextEra Energy, Inc.	23,854		3,060
Electronic Arts, Inc.(Æ)	19,022	1,452	PG&E Corp.	13,681		875
EMC Corp.	8,913	252	PPL Corp.	7,700		290
Facebook, Inc. Class A(Æ)	57,390	7,113	Public Service Enterprise Group, Inc.	28,900		1,330
Finisar Corp.(Æ)	33,200	623	South Jersey Industries, Inc.	3,600		115
FireEye, Inc.(Æ)	2,600	45	Southern Co. (The)	43,907		2,349
Gartner, Inc.(Æ)	6,300	632	Telephone & Data Systems, Inc.	3,900		123
Harris Corp.	17,653	1,529	T-Mobile US, Inc.(Æ)	8,000		371
Hewlett Packard Enterprise Co.	35,869	754	US Cellular Corp.(Æ)	1,900		77
IMS Health Holdings, Inc.(Æ)	3,884	117	Verizon Communications, Inc.	176,933		9,804
Infinera Corp.(Æ)	7,100	62				46,641
Intel Corp.	125,352	4,370
International Business Machines Corp.	36,413	5,849	Total Common Stocks
Jabil Circuit, Inc.	4,500	92	(cost $582,277)			708,802
JDS Uniphase Corp.(Æ)	86,400	616
Juniper Networks, Inc.	21,800	495	Short-Term Investments - 3.3%
Lam Research Corp.	27,598	2,477	Russell U.S. Cash Management Fund	22,424,768	(8)	22,425
Leidos Holdings, Inc.	3,000	150	United States Treasury Bills
Marvell Technology Group, Ltd.	51,400	604	0.303% due 08/11/16 (ç)(§)	500		500
Mentor Graphics Corp.	32,300	690	0.241% due 09/08/16 (ç)(§)	1,000		1,000
Micron Technology, Inc.(Æ)	199,715	2,744	Total Short-Term Investments
Microsoft Corp.	90,178	5,111	(cost $23,924)			23,925
Motorola Solutions, Inc.	3,100	215
NetApp, Inc.	15,600	411	Total Investments 100.2%
Nuance Communications, Inc.(Æ)	4,900	79	(identified cost $606,201)			732,727
NXP Semiconductors NV(Æ)	32,597	2,741
ON Semiconductor Corp.(Æ)	7,900	79	Other Assets and Liabilities, Net
Oracle Corp.	119,819	4,917	-(0.2%)			(1,775)
QUALCOMM, Inc.	86,639	5,422	Net Assets - 100.0%			730,952
Red Hat, Inc.(Æ)	33,018	2,486
Rovi Corp.(Æ)	4,100	77
Salesforce.com, Inc.(Æ)	34,696	2,838

See accompanying notes which are an integral part of this quarterly report.

6 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures	38	USD	4,565	09/16	117
S&P 500 E-Mini Index Futures	169	USD	18,321	09/16	493
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					610

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$102,279	$—	$—	$—	$102,279
Consumer Staples	57,295	—	—	—	57,295
Energy	48,761	—	—	—	48,761
Financial Services	147,887	—	—	—	147,887
Health Care	99,067	—	—	—	99,067
Materials and Processing	22,245	—	—	—	22,245
Producer Durables	72,025	—	—	—	72,025
Technology	112,602	—	—	—	112,602
Utilities	46,641	—	—	—	46,641
Short-Term Investments	—	1,500	—	22,425	23,925
Total Investments	708,802	1,500	—	22,425	732,727

Other Financial Instruments
Assets
Futures Contracts	610	—	—	—	610

Total Other Financial Instruments*	$610	$—	$—	$—	$610

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 7

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.5%			ConAgra Foods, Inc.	25,676	1,201
Consumer Discretionary - 11.8%			Constellation Brands, Inc. Class A	4,962	817
Aaron's, Inc. Class A	22,900	548	Core-Mark Holding Co., Inc.	28,766	1,408
Bed Bath & Beyond, Inc.	6,359	286	CVS Health Corp.(Û)	110,781	10,272
Best Buy Co., Inc.	6,529	219	Dean Foods Co.	22,500	415
Brinker International, Inc.	28,300	1,334	Dr Pepper Snapple Group, Inc.	59,585	5,870
Charter Communications, Inc. Class A(Æ)	963	226	Flowers Foods, Inc.	12,100	222
Choice Hotels International, Inc.	5,107	247	Hershey Co. (The)	10,225	1,132
Comcast Corp. Class A(Û)	173,220	11,649	Hormel Foods Corp.	53,100	1,983
Costco Wholesale Corp.(Û)	33,466	5,596	Ingredion, Inc.	4,581	610
Darden Restaurants, Inc.	1,861	115	JM Smucker Co. (The)	28,857	4,449
Delphi Automotive PLC	3,342	227	Kimberly-Clark Corp.	36,716	4,757
Dollar General Corp.	98,464	9,329	Kroger Co. (The)	125,894	4,304
Estee Lauder Cos., Inc. (The) Class A	22,600	2,100	Mead Johnson Nutrition Co. Class A	2,961	264
Foot Locker, Inc.	18,440	1,099	Molson Coors Brewing Co. Class B	28,022	2,863
Genuine Parts Co.	2,711	277	Mondelez International, Inc. Class A	87,592	3,852
Harman International Industries, Inc.	19,500	1,612	PepsiCo, Inc.(Û)	117,936	12,846
Hasbro, Inc.	3,547	288	Performance Food Group Co.(Æ)	18,100	497
Home Depot, Inc. (The)	60,355	8,343	Philip Morris International, Inc.(Û)	180,138	18,061
John Wiley & Sons, Inc. Class A	491	28	Procter & Gamble Co. (The)	207,832	17,788
Lear Corp.	1,636	186	Reynolds American, Inc.	87,721	4,391
Leggett & Platt, Inc.	1,993	105	Sanderson Farms, Inc.	7,200	631
Live Nation Entertainment, Inc.(Æ)	27,400	751	Sysco Corp.	51,524	2,668
Lowe's Cos., Inc.	99,993	8,227	United Natural Foods, Inc.(Æ)	18,800	940
Marriott International, Inc. Class A	490	35	Walgreens Boots Alliance, Inc.	3,111	247
McDonald's Corp.	34,391	4,046			127,964
Michael Kors Holdings, Ltd.(Æ)	3,695	191
Mohawk Industries, Inc.(Æ)	1,360	284	Energy - 5.2%
Murphy USA, Inc.(Æ)	18,100	1,387	Antero Resources Corp.(Æ)	46,600	1,220
News Corp. Class A	140,700	1,825	Chevron Corp.	84,217	8,631
Nike, Inc. Class B(Û)	109,210	6,061	CVR Energy, Inc.	80,300	1,188
NVR, Inc.(Æ)	1,382	2,356	Dril-Quip, Inc.(Æ)	2,496	136
Office Depot, Inc.	75,800	262	EQT Corp.	2,025	147
Omnicom Group, Inc.	54,982	4,524	Exxon Mobil Corp.(Û)	197,262	17,546
O'Reilly Automotive, Inc.(Æ)	6,977	2,028	First Solar, Inc.(Æ)	5,900	275
Ross Stores, Inc.	56,380	3,486	FMC Technologies, Inc.(Æ)	40,607	1,031
Starbucks Corp.	23,129	1,343	Frank's International NV	6,804	84
Target Corp.	14,729	1,110	HollyFrontier Corp.	19,200	488
Thomson Reuters Corp.	7,902	333	National Oilwell Varco, Inc.	432	14
Thor Industries, Inc.	24,771	1,896	NOW, Inc.(Æ)	41,000	751
Time Warner, Inc.	23,972	1,837	Occidental Petroleum Corp.	75,308	5,628
Time, Inc.	97,500	1,592	Oceaneering International, Inc.	42,239	1,178
TJX Cos., Inc.	57,975	4,738	Phillips 66	3,294	251
Twenty-First Century Fox, Inc. Class A	55,095	1,468	Royal Dutch Shell PLC Class A - ADR	81,474	4,219
VF Corp.	11,597	724	TransCanada Corp.	28,795	1,335
Visteon Corp.(Æ)	7,000	491	Valero Energy Corp.	34,000	1,777
Wal-Mart Stores, Inc.(Û)	92,303	6,735	World Fuel Services Corp.	11,531	549
Walt Disney Co. (The)	23,417	2,247			46,448
Yum! Brands, Inc.	33,870	3,029
		106,820	Financial Services - 17.4%
			Aflac, Inc.	116,189	8,398
Consumer Staples - 14.2%			Alleghany Corp.(Æ)	406	221
Altria Group, Inc.(Û)	136,064	9,212	Allied World Assurance Co. Holdings AG	24,721	1,013
Archer-Daniels-Midland Co.	5,990	270	Allstate Corp. (The)	47,562	3,250
Campbell Soup Co.	17,731	1,104	American Express Co.	4,525	292
Casey's General Stores, Inc.	13,450	1,796	American Financial Group, Inc.	14,206	1,038
Clorox Co. (The)	5,425	711	American International Group, Inc.	2,190	119
Coca-Cola Co. (The)(Û)	224,136	9,779	American Tower Corp.(ö)	4,771	552
Coca-Cola European Partners PLC	37,085	1,384	AmTrust Financial Services, Inc.	48,000	1,146
Colgate-Palmolive Co.	16,393	1,220	Annaly Capital Management, Inc.(ö)	11,287	124

See accompanying notes which are an integral part of this quarterly report.

8 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Arch Capital Group, Ltd.(Æ)	3,579	260	Post Properties, Inc.(ö)	10,404	662
Arthur J Gallagher & Co.	44,535	2,191	Principal Financial Group, Inc.	64,752	3,019
Aspen Insurance Holdings, Ltd.	42,762	1,965	ProAssurance Corp.	864	45
Assurant, Inc.	13,731	1,140	Progressive Corp. (The)	13,700	445
AvalonBay Communities, Inc.(ö)	13,062	2,425	Public Storage(ö)	1,638	391
Axis Capital Holdings, Ltd.	5,963	331	Realty Income Corp.(ö)	1,220	87
Bank of New York Mellon Corp. (The)	4,865	192	Regency Centers Corp.(ö)	10,397	883
BB&T Corp.	42,521	1,568	Reinsurance Group of America, Inc. Class A	25,297	2,511
Berkshire Hathaway, Inc. Class B(Æ)(Û)	73,193	10,560	RenaissanceRe Holdings, Ltd.	12,936	1,520
BlackRock, Inc. Class A	5,964	2,184	Simon Property Group, Inc.(ö)	27,105	6,154
Boston Properties, Inc.(ö)	4,174	593	Starwood Property Trust, Inc.(ö)	4,624	101
Broadridge Financial Solutions, Inc.	30,444	2,060	State Street Corp.	76,021	5,001
Brown & Brown, Inc.	1,875	69	SVB Financial Group(Æ)	2,800	281
Capital One Financial Corp.	3,604	242	T Rowe Price Group, Inc.	5,339	377
Care Capital Properties, Inc.(ö)	7,893	233	Tanger Factory Outlet Centers, Inc.(ö)	1,336	56
CBL & Associates Properties, Inc.(ö)	127,100	1,562	Taubman Centers, Inc.(ö)	3,988	323
CBOE Holdings, Inc.	15,585	1,072	TCF Financial Corp.	116,578	1,584
Chubb, Ltd.	23,959	3,001	Torchmark Corp.	3,202	198
Cincinnati Financial Corp.	4,173	312	Total System Services, Inc.	34,700	1,767
Citizens Financial Group, Inc.	75,900	1,695	Travelers Cos., Inc. (The)	23,960	2,785
CME Group, Inc. Class A	795	81	US Bancorp	55,622	2,346
CNA Financial Corp.	22,822	726	Validus Holdings, Ltd.	2,147	106
Comerica, Inc.	31,200	1,412	Visa, Inc. Class A(Û)	78,994	6,166
Commerce Bancshares, Inc.	1,378	65	Voya Financial, Inc.	69,622	1,784
Crown Castle International Corp.(ö)	2,564	249	Waddell & Reed Financial, Inc. Class A	95,200	1,738
Cullen/Frost Bankers, Inc.	23,514	1,596	Wells Fargo & Co.(Û)	227,965	10,936
Discover Financial Services	4,451	253	White Mountains Insurance Group, Ltd.	144	118
East West Bancorp, Inc.	27,348	936	WR Berkley Corp.	43,742	2,545
Endurance Specialty Holdings, Ltd.	25,276	1,709	XL Group, Ltd.	101,373	3,509
Equifax, Inc.	11,105	1,471			157,233
Equity LifeStyle Properties, Inc. Class A(ö)	15,990	1,315
Equity Residential(ö)	38,665	2,629	Health Care - 15.2%
Everest Re Group, Ltd.	12,825	2,424	Abbott Laboratories	151,148	6,764
FactSet Research Systems, Inc.	10,650	1,831	Aetna, Inc.	31,782	3,662
Fidelity National Information Services, Inc.	27,274	2,169	Agilent Technologies, Inc.	7,566	364
First American Financial Corp.	991	41	Agios Pharmaceuticals, Inc.(Æ)	3,700	167
Fiserv, Inc.(Æ)	3,350	370	Alexion Pharmaceuticals, Inc.(Æ)	477	61
FNF Group	1,442	54	Allergan PLC(Æ)	1,172	296
FNFV Group(Æ)	18,071	216	Alnylam Pharmaceuticals, Inc.(Æ)	7,800	531
Global Payments, Inc.	25,783	1,925	AmerisourceBergen Corp. Class A	66,483	5,664
Hanover Insurance Group, Inc. (The)	14,512	1,195	Amgen, Inc.(Û)	57,844	9,951
Intercontinental Exchange, Inc.	3,377	892	Anthem, Inc.	22,633	2,973
Invesco, Ltd.	10,008	292	Baxter International, Inc.	120,180	5,771
Jack Henry & Associates, Inc.	19,372	1,729	Becton Dickinson and Co.	24,673	4,342
Jones Lang LaSalle, Inc.	16,771	1,836	Biogen, Inc.(Æ)	3,339	968
Liberty Property Trust(ö)	5,837	242	Bio-Rad Laboratories, Inc. Class A(Æ)	12,460	1,808
Loews Corp.	9,357	387	Boston Scientific Corp.(Æ)	17,085	415
M&T Bank Corp.	3,296	378	Bristol-Myers Squibb Co.	35,994	2,693
Markel Corp.(Æ)	2,294	2,176	Bruker Corp.	9,258	231
Marsh & McLennan Cos., Inc.	86,630	5,696	Cardinal Health, Inc.(Û)	90,312	7,550
MasterCard, Inc. Class A(Û)	57,286	5,456	Celgene Corp.(Æ)	1,222	137
MetLife, Inc.	8,596	367	Charles River Laboratories International,
MFA Financial, Inc.(ö)	22,425	169	Inc.(Æ)	1,762	155
Mid-America Apartment Communities, Inc.			Cigna Corp.	4,148	535
(ö)	284	30	CR Bard, Inc.	7,176	1,605
NorthStar Realty Finance Corp.(ö)	68,900	923	DaVita HealthCare Partners, Inc.(Æ)	1,313	102
Old Republic International Corp.	1,604	31	Eli Lilly & Co.	27,068	2,244
Paramount Group, Inc.(ö)	93,908	1,656	Express Scripts Holding Co.(Æ)	15,852	1,206
People's United Financial, Inc.	7,849	119	Gilead Sciences, Inc.	65,946	5,241
PNC Financial Services Group, Inc. (The)(Û)	59,778	4,941	Haemonetics Corp.(Æ)	43,661	1,324

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 9

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Henry Schein, Inc.(Æ)	2,185	395	Carlisle Cos., Inc.	478	49
Humana, Inc.	2,196	379	CH Robinson Worldwide, Inc.	28,303	1,970
IDEXX Laboratories, Inc.(Æ)	873	82	Cintas Corp.	652	70
Impax Laboratories, Inc.(Æ)	9,000	283	Copart, Inc.(Æ)	1,269	64
Intuitive Surgical, Inc.(Æ)	3,260	2,268	Cummins, Inc.	2,352	289
Johnson & Johnson(Û)	173,810	21,766	Danaher Corp.	6,872	560
Laboratory Corp. of America Holdings(Æ)	2,297	320	Eaton Corp. PLC	3,308	210
Magellan Health, Inc.(Æ)	18,460	1,264	Esterline Technologies Corp.(Æ)	9,200	560
McKesson Corp.	15,818	3,077	Expeditors International of Washington, Inc.	33,400	1,651
MEDNAX, Inc.(Æ)	2,375	164	Fluor Corp.	3,000	161
Medtronic PLC	8,442	740	Fortive Corp.	10,628	512
Merck & Co., Inc.	75,929	4,454	General Dynamics Corp.	51,119	7,509
Patterson Cos., Inc.	35,831	1,769	General Electric Co.	4,954	154
Pfizer, Inc.	310,557	11,456	Genpact, Ltd.(Æ)	2,262	61
Premier, Inc. Class A(Æ)	5,008	164	Honeywell International, Inc.	68,348	7,951
ResMed, Inc.	37,677	2,595	IDEX Corp.	1,145	103
St. Jude Medical, Inc.	1,235	102	Illinois Tool Works, Inc.	62,536	7,217
Stryker Corp.	33,261	3,868	Insperity, Inc.	7,400	581
Teleflex, Inc.	1,179	212	JB Hunt Transport Services, Inc.	1,337	111
Thermo Fisher Scientific, Inc.	3,065	487	KBR, Inc.	41,700	585
UnitedHealth Group, Inc.	77,141	11,047	KLX, Inc.(Æ)	900	29
Varian Medical Systems, Inc.(Æ)	24,034	2,277	L-3 Communications Holdings, Inc. Class 3	18,560	2,814
VCA, Inc.(Æ)	3,757	268	Landstar System, Inc.	10,800	761
VWR Corp.(Æ)	9,285	291	Lincoln Electric Holdings, Inc.	11,116	690
Zimmer Biomet Holdings, Inc.	3,917	514	Lockheed Martin Corp.(Û)	19,039	4,812
Zoetis, Inc. Class A	5,672	286	ManpowerGroup, Inc.	24,973	1,733
		137,288	Mettler-Toledo International, Inc.(Æ)	2,045	841
			Moog, Inc. Class A(Æ)	16,700	920
Materials and Processing - 1.5%			MSC Industrial Direct Co., Inc. Class A	921	66
Acuity Brands, Inc.	230	60	Northrop Grumman Corp.	20,744	4,494
AptarGroup, Inc.	2,747	215	PACCAR, Inc.	2,876	170
Beacon Roofing Supply, Inc.(Æ)	12,200	574	Parker-Hannifin Corp.	1,974	225
Bemis Co., Inc.	10,600	541	Quanta Services, Inc.(Æ)	25,500	653
Crown Holdings, Inc.(Æ)	30,056	1,592	Raytheon Co.	27,575	3,847
Domtar Corp.	17,900	705	Republic Services, Inc. Class A	12,700	651
EI du Pont de Nemours & Co.	14,926	1,032	Robert Half International, Inc.	3,675	134
International Flavors & Fragrances, Inc.	15,150	2,019	Rockwell Automation, Inc.	1,670	191
LyondellBasell Industries NV Class A	3,674	277	Rockwell Collins, Inc.	3,358	284
Monsanto Co.	716	76	Snap-on, Inc.	9,559	1,502
NewMarket Corp.	205	88	Spirit AeroSystems Holdings, Inc. Class A(Æ)	5,930	257
Newmont Mining Corp.	1,882	83	Stanley Black & Decker, Inc.	21,663	2,636
Platform Specialty Products Corp.(Æ)	81,900	753	Toro Co. (The)	806	74
PPG Industries, Inc.	1,708	179	Trinity Industries, Inc.	69,200	1,606
Praxair, Inc.	17,692	2,062	Union Pacific Corp.	16,057	1,494
Sherwin-Williams Co. (The)	3,964	1,188	United Parcel Service, Inc. Class B	22,966	2,483
Sonoco Products Co.	2,437	124	United Technologies Corp.	36,791	3,961
Tahoe Resources, Inc.	9,588	149	Wabtec Corp.	20,595	1,411
Westlake Chemical Corp.	40,428	1,849	Waters Corp.(Æ)	3,241	515
		13,566	WESCO International, Inc.(Æ)	30,800	1,717
			WW Grainger, Inc.	14,929	3,267
Producer Durables - 11.4%			Xylem, Inc.	6,574	314
3M Co.	33,675	6,006	Zebra Technologies Corp. Class A(Æ)	14,100	747
Accenture PLC Class A	71,489	8,065			103,198
AGCO Corp.	10,500	506
AO Smith Corp.	858	80	Technology - 10.8%
Automatic Data Processing, Inc.	81,284	7,230	Adobe Systems, Inc.(Æ)	9,634	943
Avery Dennison Corp.	5,189	404	Advanced Micro Devices, Inc.(Æ)	272,400	1,869
Babcock & Wilcox Co. (The)	8,481	312	Akamai Technologies, Inc.(Æ)	475	24
Boeing Co. (The)	35,332	4,722	Alphabet, Inc. Class A(Æ)	7,289	5,768
Canadian Pacific Railway, Ltd.	1,374	206	Alphabet, Inc. Class C(Æ)(Û)	18,413	14,156

See accompanying notes which are an integral part of this quarterly report.

10 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Amdocs, Ltd.	3,926	229	DTE Energy Co.	23,539	2,296
Amphenol Corp. Class A	4,386	261	Duke Energy Corp.	15,147	1,296
Analog Devices, Inc.	27,414	1,750	Dynegy, Inc. Class A(Æ)	19,600	297
Anixter International, Inc.(Æ)	24,410	1,496	Edison International	45,078	3,488
Apple, Inc.	90,446	9,425	Entergy Corp.	40,460	3,293
Arista Networks, Inc.(Æ)	24,800	1,767	Eversource Energy	33,200	1,942
Arrow Electronics, Inc.(Æ)	18,400	1,223	Great Plains Energy, Inc.	2,797	83
Avnet, Inc.	51,988	2,137	Hawaiian Electric Industries, Inc.	962	30
Broadcom, Ltd.	3,794	615	ITC Holdings Corp.	1,437	66
CA, Inc.	7,601	263	MDU Resources Group, Inc.	11,220	270
CACI International, Inc. Class A(Æ)	1,080	103	NextEra Energy, Inc.(Û)	77,214	9,906
Cadence Design Systems, Inc.(Æ)	4,512	108	NiSource, Inc.	13,188	338
Ciena Corp.(Æ)	23,400	449	ONE Gas, Inc.	19,010	1,235
Cisco Systems, Inc.	179,632	5,484	PG&E Corp.	21,868	1,398
Cognizant Technology Solutions Corp. Class			Pinnacle West Capital Corp.	3,220	254
A(Æ)	4,557	262	PPL Corp.	6,425	242
Dolby Laboratories, Inc. Class A	15,500	780	Public Service Enterprise Group, Inc.	92,647	4,263
EchoStar Corp. Class A(Æ)	12,700	495	SCANA Corp.	2,613	196
EMC Corp.	4,731	134	Sempra Energy	18,148	2,030
F5 Networks, Inc.(Æ)	1,665	205	Southern Co. (The)	3,200	171
Facebook, Inc. Class A(Æ)	35,783	4,435	Talen Energy Corp.(Æ)	4,639	63
Finisar Corp.(Æ)	48,300	906	UGI Corp.	13,572	614
Infinera Corp.(Æ)	64,900	568	US Cellular Corp.(Æ)	6,458	261
Intel Corp.	124,308	4,333	Vectren Corp.	1,243	64
International Business Machines Corp.	19,425	3,120	Verizon Communications, Inc.(Û)	199,757	11,069
JDS Uniphase Corp.(Æ)	213,875	1,525	WEC Energy Group, Inc.	26,099	1,694
Juniper Networks, Inc.	16,900	383	Westar Energy, Inc. Class A	1,505	84
Linear Technology Corp.	3,593	216	Xcel Energy, Inc.	55,769	2,453
Manhattan Associates, Inc.(Æ)	426	25			72,432
Mentor Graphics Corp.	75,728	1,618
Microchip Technology, Inc.	67,929	3,780	Total Common Stocks
Microsoft Corp.	159,844	9,060	(cost $756,233)		861,935
NETGEAR, Inc.(Æ)	7,400	381
Oracle Corp.	16,140	662	Short-Term Investments - 11.7%
Red Hat, Inc.(Æ)	1,059	80	Russell U.S. Cash Management Fund	90,528,922 (8)	90,529
Sanmina Corp.(Æ)	14,600	370	United States Treasury Bills
Symantec Corp.	77,200	1,577	0.523% due 10/06/16 (§)	7,000	6,997
Synaptics, Inc.(Æ)	7,200	374	0.340% due 03/30/17 (§)	8,000	7,978
SYNNEX Corp.	7,100	714	Total Short-Term Investments
Synopsys, Inc.(Æ)	42,519	2,303	(cost $105,497)		105,504
TE Connectivity, Ltd.	16,541	997
Tech Data Corp.(Æ)	19,800	1,543	Total Investments 107.2%
Texas Instruments, Inc.	30,455	2,124
Verint Systems, Inc.(Æ)	33,600	1,185	(identified cost $861,730)		967,439
			Securities Sold Short - (7.5)%
VMware, Inc. Class A(Æ)	27,950	2,040	Consumer Discretionary - (1.9)%
Western Digital Corp.	41,500	1,972	AutoNation, Inc.(Æ)	(10,300)	(549)
Zynga, Inc. Class A(Æ)	261,100	749	CarMax, Inc.(Æ)	(19,100)	(1,113)
		96,986	Dorman Products, Inc.(Æ)	(17,100)	(1,089)
Utilities - 8.0%			Five Below, Inc.(Æ)	(19,900)	(1,015)
Alliant Energy Corp.	4,504	181	Gentex Corp.	(31,800)	(562)
Ameren Corp.	4,631	243	H&R Block, Inc.	(13,100)	(312)
American Electric Power Co., Inc.(Û)	34,094	2,363	Harley-Davidson, Inc.	(18,000)	(953)
American Water Works Co., Inc.	37,531	3,099	Hillenbrand, Inc.	(32,401)	(1,048)
Aqua America, Inc.	3,323	115	Houghton Mifflin Harcourt Co.(Æ)	(12,400)	(210)
AT&T, Inc.(Û)	282,964	12,250	KAR Auction Services, Inc.	(10,700)	(458)
Atmos Energy Corp.	1,952	156	L Brands, Inc.	(9,600)	(709)
CenterPoint Energy, Inc.	12,631	302	Lamar Advertising Co. Class A(ö)	(10,900)	(740)
CMS Energy Corp.	34,190	1,545	Las Vegas Sands Corp.	(8,500)	(431)
Consolidated Edison, Inc.	34,735	2,782	Liberty Broadband Corp. Class A(Æ)	(18,267)	(1,147)

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 11

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Monro Muffler Brake, Inc.	(14,400)	(902)			(4,101)
Ollie's Bargain Outlet Holdings, Inc.(Æ)	(7,900)	(206)	Materials and Processing - (0.7)%
Polaris Industries, Inc.	(10,800)	(1,066)	Balchem Corp.	(17,390)	(1,111)
Priceline Group, Inc. (The)(Æ)	(620)	(837)	Ball Corp.	(14,970)	(1,058)
Sinclair Broadcast Group, Inc. Class A	(22,100)	(615)	Carpenter Technology Corp.	(5,000)	(196)
Sirius XM Holdings, Inc.(Æ)	(270,600)	(1,188)	Eagle Materials, Inc.	(8,900)	(747)
Sotheby's Class A(Æ)	(19,100)	(619)	Lennox International, Inc. Class 2	(4,290)	(673)
TripAdvisor, Inc.(Æ)	(12,300)	(861)	Martin Marietta Materials, Inc.	(4,510)	(914)
Under Armour, Inc. Class A(Æ)	(15,200)	(600)	Masco Corp.	(7,400)	(270)
		(17,230)	RBC Bearings, Inc.(Æ)	(9,840)	(748)
Consumer Staples - (0.3)%			Vulcan Materials Co.	(6,900)	(855)
Boston Beer Co., Inc. Class A(Æ)	(3,740)	(684)			(6,572)
Diplomat Pharmacy, Inc.(Æ)	(4,400)	(158)	Producer Durables - (0.9)%
Kraft Heinz Co. (The)	(4,900)	(423)	Clarcor, Inc.	(4,300)	(268)
Molson Coors Brewing Co. Class B	(8,620)	(881)	Eaton Corp. PLC	(18,800)	(1,192)
Reynolds American, Inc.	(5,000)	(250)	General Electric Co.	(36,200)	(1,127)
Vector Group, Ltd.	(30,700)	(678)	Knight Transportation, Inc.	(38,500)	(1,149)
		(3,074)	Old Dominion Freight Line, Inc.(Æ)	(17,200)	(1,198)
Energy - (0.1)%			Oshkosh Corp.	(12,300)	(678)
Helmerich & Payne, Inc.	(9,600)	(595)	PACCAR, Inc.	(19,600)	(1,156)
			S&P Global, Inc.	(3,120)	(381)
Financial Services - (2.0)%			Verisk Analytics, Inc. Class A(Æ)	(13,700)	(1,168)
Alexander & Baldwin, Inc.	(9,800)	(386)			(8,317)
American Capital Agency Corp.(ö)	(18,900)	(370)	Technology - (0.9)%
BGC Partners, Inc. Class A	(54,700)	(485)	Activision Blizzard, Inc.	(17,700)	(711)
Blackhawk Network Holdings, Inc. Class			Akamai Technologies, Inc.(Æ)	(17,600)	(889)
A(Æ)	(13,700)	(477)	Black Knight Financial Services, Inc. Class
Charles Schwab Corp. (The)	(7,700)	(219)	A(Æ)	(3,312)	(129)
Chimera Investment Corp.(ö)	(73,100)	(1,227)	Cognex Corp.	(20,800)	(940)
Cohen & Steers, Inc.	(12,600)	(543)	Cypress Semiconductor Corp.	(28,200)	(328)
CoreSite Realty Corp. Class A(ö)	(7,300)	(602)	Entegris, Inc.(Æ)	(14,156)	(242)
Eaton Vance Corp.	(27,400)	(1,036)	GrubHub, Inc.(Æ)	(32,600)	(1,236)
Evercore Partners, Inc. Class A	(8,200)	(415)	Microchip Technology, Inc.	(22,000)	(1,224)
Fair Isaac Corp.	(5,130)	(650)	Paycom Software, Inc.(Æ)	(3,500)	(165)
GEO Group, Inc. (The)(ö)	(11,100)	(384)	Skyworks Solutions, Inc.	(13,900)	(918)
Hudson Pacific Properties, Inc.(ö)	(34,800)	(1,177)	VeriSign, Inc.(Æ)	(9,700)	(840)
Janus Capital Group, Inc.	(29,700)	(448)			(7,622)
Kennedy-Wilson Holdings, Inc.	(51,400)	(1,082)	Utilities - (0.2)%
Kite Realty Group Trust(ö)	(40,200)	(1,222)	Cogent Communications Holdings, Inc.	(28,470)	(1,216)
Mercury General Corp.	(7,600)	(421)	Pattern Energy Group, Inc. Class A	(38,700)	(943)
Omega Healthcare Investors, Inc.(ö)	(17,500)	(604)			(2,159)
PacWest Bancorp	(10,800)	(447)
PayPal Holdings, Inc.(Æ)	(20,500)	(763)	Total Securities Sold Short
Prologis, Inc.(ö)	(17,700)	(964)	(proceeds $60,108)		(67,710)
Select Income REIT(ö)	(50,200)	(1,394)
T Rowe Price Group, Inc.	(13,900)	(983)	Other Assets and Liabilities, Net
United Bankshares, Inc.	(23,500)	(900)	- 0.3%		2,838
Ventas, Inc.(ö)	(5,600)	(427)	Net Assets - 100.0%		902,567
Western Union Co. (The)	(20,700)	(414)
		(18,040)
Health Care - (0.5)%
AbbVie, Inc.	(17,600)	(1,166)
Alexion Pharmaceuticals, Inc.(Æ)	(700)	(90)
AMN Healthcare Services, Inc.(Æ)	(6,300)	(266)
Chemed Corp.	(5,420)	(798)
Neogen Corp.(Æ)	(13,300)	(733)
PAREXEL International Corp.(Æ)	(12,200)	(816)
Penumbra, Inc.(Æ)	(3,400)	(232)

See accompanying notes which are an integral part of this quarterly report.

12 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	39	USD	4,228	09/16	92
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					92

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Put	90	2,040.00	USD	18,360	08/05/16	(2)
S&P 500 Index	Put	89	2,085.00	USD	18,557	08/12/16	(15)
S&P 500 Index	Put	91	2,090.00	USD	19,019	08/19/16	(35)
S&P 500 Index	Put	88	2,090.00	USD	18,392	08/26/16	(56)
Total Liability for Options Written (premiums received $229)							(108)

Transactions in options written contracts for the period ended July 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	207	$162
Opened	3,231	2,833
Closed	(3,080)	(2,766)
Expired	—	—
Outstanding July 31, 2016	358	$229

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$106,820	$—	$—	$—	$106,820
Consumer Staples	127,964	—	—	—	127,964
Energy	46,448	—	—	—	46,448
Financial Services	157,233	—	—	—	157,233
Health Care	137,288	—	—	—	137,288
Materials and Processing	13,566	—	—	—	13,566
Producer Durables	103,198	—	—	—	103,198
Technology	96,986	—	—	—	96,986
Utilities	72,432	—	—	—	72,432
Short-Term Investments	—	14,975	—	90,529	105,504
Total Investments	861,935	14,975	—	90,529	967,439
Securities Sold Short**	(67,710)	—	—	—	(67,710)

Other Financial Instruments
Assets
Futures Contracts	92	—	—	—	92

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 13

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Liabilities
Options Written	(108)	—	—	—	(108)
Total Other Financial Instruments*	$(16)	$—	$—	$—	$(16)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**    Refer to Schedule of Investments for detailed sector breakout.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

14 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 101.7%			Starbucks Corp.	993	58
Consumer Discretionary - 16.3%			Target Corp.	5,933	447
Aaron's, Inc. Class A	36,600	877	Tenneco, Inc.(Æ)	19,900	1,125
Amazon.com, Inc.(Æ)	15,071	11,436	Thomson Reuters Corp.	7,823	329
AMC Networks, Inc. Class A(Æ)	10,400	576	Time Warner, Inc.	36,086	2,766
Avis Budget Group, Inc.(Æ)	7,568	278	Time, Inc.	92,963	1,518
Bed Bath & Beyond, Inc.	22,449	1,009	TJX Cos., Inc.	5,251	429
Best Buy Co., Inc.	50,775	1,706	Toll Brothers, Inc.(Æ)	6,131	172
Big Lots, Inc.	28,295	1,505	Twenty-First Century Fox, Inc. Class A	33,368	889
Bloomin' Brands, Inc.	46,580	837	Visteon Corp.(Æ)	19,742	1,384
Cable One, Inc.	1,830	959	Wal-Mart Stores, Inc.	27,042	1,973
Carnival Corp.	6,997	327	Walt Disney Co. (The)	3,931	377
Charter Communications, Inc. Class A(Æ)	950	223	Yum! Brands, Inc.	609	54
Chipotle Mexican Grill, Inc. Class A(Æ)	480	204	Zillow Group, Inc. Class A(Æ)	4,833	190
Coach, Inc.	13,595	586			80,893
Comcast Corp. Class A	5,558	374
Cooper Tire & Rubber Co.	36,383	1,200	Consumer Staples - 3.8%
Cooper-Standard Holding, Inc.(Æ)	5,900	519	Altria Group, Inc.	2,112	143
Costco Wholesale Corp.	354	59	Bunge, Ltd.	16,600	1,093
Dana Holding Corp.	99,766	1,361	Colgate-Palmolive Co.	737	55
Deckers Outdoor Corp.(Æ)	34,811	2,298	CVS Health Corp.	735	68
Delphi Automotive PLC	30,299	2,055	Dean Foods Co.	75,185	1,388
Discovery Communications, Inc. Class A(Æ)	44,907	1,127	Energizer Holdings, Inc.(Æ)	5,200	440
eBay, Inc.(Æ)	69,196	2,156	Herbalife, Ltd.(Æ)	6,676	454
Fiat Chrysler Automobiles NV(Æ)	189,447	1,214	Ingredion, Inc.	7,567	1,008
Fitbit, Inc. Class A(Æ)	5,000	68	Kimberly-Clark Corp.	298	39
Ford Motor Co.	234,493	2,969	Kroger Co. (The)	27,800	950
General Motors Co.	127,584	4,024	Mondelez International, Inc. Class A	71,089	3,126
Goodyear Tire & Rubber Co. (The)	32,779	940	Nu Skin Enterprises, Inc. Class A	3,067	164
Graham Holdings Co. Class B	78	39	PepsiCo, Inc.	2,665	290
Grupo Televisa SAB - ADR	2,002	53	Philip Morris International, Inc.	1,874	188
Harman International Industries, Inc.	13,380	1,106	Pinnacle Foods, Inc.	72,834	3,657
Home Depot, Inc. (The)	2,960	409	Procter & Gamble Co. (The)	3,208	275
Interpublic Group of Cos., Inc. (The)	27,075	624	Sysco Corp.	31,941	1,654
Johnson Controls, Inc.	1,546	71	TreeHouse Foods, Inc.(Æ)	32,656	3,370
Kohl's Corp.	3,308	138	Tyson Foods, Inc. Class A	7,455	549
Las Vegas Sands Corp.	2,426	123	Walgreens Boots Alliance, Inc.	2,677	212
Lear Corp.	15,083	1,711			19,123
Lennar Corp. Class A	1,841	86
Lowe's Cos., Inc.	42,922	3,532	Energy - 7.4%
Marriott International, Inc. Class A	2,161	155	Anadarko Petroleum Corp.	832	45
McDonald's Corp.	868	102	Antero Resources Corp.(Æ)	40,700	1,066
Meritage Homes Corp.(Æ)	2,140	78	Apache Corp.	1,368	72
Michael Kors Holdings, Ltd.(Æ)	32,333	1,672	Baker Hughes, Inc.	589	28
Mobileye NV(Æ)	1,962	94	BP PLC - ADR	50,625	1,741
Murphy USA, Inc.(Æ)	13,000	996	Canadian Natural Resources, Ltd.	12,620	382
Netflix, Inc.(Æ)	644	59	Cenovus Energy, Inc.	85,450	1,222
Newell Brands, Inc.	77,164	4,048	Chevron Corp.	3,622	371
News Corp. Class A	153,315	1,988	Cimarex Energy Co.	409	49
Nike, Inc. Class B	4,057	225	Concho Resources, Inc.(Æ)	170	21
NVR, Inc.(Æ)	672	1,146	ConocoPhillips	3,505	143
Office Depot, Inc.	60,714	210	CVR Energy, Inc.	31,300	463
Omnicom Group, Inc.	24,400	2,008	Devon Energy Corp.	1,012	39
Pandora Media, Inc.(Æ)	4,096	56	Energen Corp.(Æ)	15,500	734
Priceline Group, Inc. (The)(Æ)	1,121	1,514	Ensco PLC Class A	217,196	1,992
PulteGroup, Inc.	29,678	629	EOG Resources, Inc.	1,059	87
PVH Corp.	33,491	3,385	EQT Corp.	460	34
Ross Stores, Inc.	2,171	134	Exxon Mobil Corp.	28,737	2,556
Royal Caribbean Cruises, Ltd.	10,343	749	First Solar, Inc.(Æ)	6,200	289
Staples, Inc.	124,327	1,155	FMC Technologies, Inc.(Æ)	19,593	497

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 15

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Golar LNG, Ltd.	14,666	249	Citigroup, Inc.	290,031	12,706
Halliburton Co.	34,348	1,500	Citizens Financial Group, Inc.	54,200	1,210
Hess Corp.	575	31	CME Group, Inc. Class A	1,005	103
Kinder Morgan, Inc.	693	14	Comerica, Inc.	23,000	1,040
Laredo Petroleum, Inc.(Æ)	31,200	313	CoreSite Realty Corp. Class A(ö)	1,664	137
Marathon Oil Corp.	89,000	1,214	Crown Castle International Corp.(ö)	14,500	1,407
Marathon Petroleum Corp.	21,019	828	Digital Realty Trust, Inc.(ö)	11,400	1,191
Murphy Oil Corp.	55,454	1,521	Discover Financial Services	721	41
Nabors Industries, Ltd.	194,232	1,748	E*Trade Financial Corp.(Æ)	20,200	507
National Oilwell Varco, Inc.	440	14	East West Bancorp, Inc.	29,200	999
Newfield Exploration Co.(Æ)	1,069	46	Equinix, Inc.(ö)	3,400	1,268
Noble Corp. PLC	85,086	628	Equity Commonwealth(Æ)(ö)	12,056	362
Occidental Petroleum Corp.	1,538	115	Everest Re Group, Ltd.	178	34
Oceaneering International, Inc.	7,703	215	First American Financial Corp.	5,030	210
Oil States International, Inc.(Æ)	5,725	177	First Republic Bank	2,087	150
Patterson-UTI Energy, Inc.	6,546	127	Forest City Realty Trust, Inc. Class A(ö)	8,523	202
PBF Energy, Inc. Class A	13,000	290	Franklin Resources, Inc.	50,875	1,841
Phillips 66	2,351	179	Genworth Financial, Inc. Class A(Æ)	103,129	295
Pioneer Natural Resources Co.	31,240	5,079	Global Payments, Inc.	18,800	1,404
Rice Energy, Inc.(Æ)	13,555	316	Goldman Sachs Group, Inc. (The)	20,042	3,183
Rowan Cos. PLC Class A(Æ)	87,061	1,327	Hanover Insurance Group, Inc. (The)	10,300	848
Royal Dutch Shell PLC Class A - ADR	42,483	2,200	Hartford Financial Services Group, Inc.	12,845	512
Schlumberger, Ltd.	2,340	188	HCP, Inc.(ö)	3,134	123
Spectra Energy Corp.	1,503	54	Hospitality Properties Trust(ö)	21,080	673
Suncor Energy, Inc.	6,543	176	Intercontinental Exchange, Inc.	4,650	1,229
Superior Energy Services, Inc.(Æ)	33,222	531	JPMorgan Chase & Co.	115,325	7,377
Tesoro Corp.	17,449	1,329	KeyCorp	340,466	3,983
Valero Energy Corp.	58,289	3,047	Lincoln National Corp.	16,200	707
Weatherford International PLC(Æ)	115,500	656	Mack-Cali Realty Corp.(ö)	5,675	160
Whiting Petroleum Corp.(Æ)	26,600	196	MasterCard, Inc. Class A	805	77
World Fuel Services Corp.	10,400	495	MetLife, Inc.	138,608	5,924
		36,634	Morgan Stanley	67,250	1,932
			Navient Corp.	22,212	315
Financial Services - 21.3%			NorthStar Realty Europe Corp.(ö)	6,663	62
Affiliated Managers Group, Inc.(Æ)	1,273	187	NorthStar Realty Finance Corp.(ö)	1,978	26
Aflac, Inc.	2,123	153	PayPal Holdings, Inc.(Æ)	1,025	38
Alliance Data Systems Corp.(Æ)	5,180	1,200	Piedmont Office Realty Trust, Inc. Class A(ö)	5,451	120
Allied World Assurance Co. Holdings AG	1,249	51	PNC Financial Services Group, Inc. (The)	431	36
Allstate Corp. (The)	15,593	1,065	Principal Financial Group, Inc.	20,960	977
Ally Financial, Inc.	42,897	774	ProAssurance Corp.	913	47
American Express Co.	729	47	Progressive Corp. (The)	1,771	58
American International Group, Inc.	40,423	2,201	Prudential Financial, Inc.	69,391	5,224
Ameriprise Financial, Inc.	2,133	204	Regions Financial Corp.	552,051	5,062
Annaly Capital Management, Inc.(ö)	960	11	Reinsurance Group of America, Inc. Class A	16,185	1,606
Arch Capital Group, Ltd.(Æ)	1,170	85	Ryman Hospitality Properties, Inc.(ö)	20,609	1,159
Arthur J Gallagher & Co.	3,953	194	Senior Housing Properties Trust(ö)	5,469	121
Aspen Insurance Holdings, Ltd.	32,242	1,482	Signature Bank(Æ)	6,390	768
Assured Guaranty, Ltd.	61,396	1,645	Simon Property Group, Inc.(ö)	186	42
Axis Capital Holdings, Ltd.	21,093	1,172	Starwood Property Trust, Inc.(ö)	2,288	50
Bank of America Corp.	389,324	5,641	State Street Corp.	31,757	2,089
Bank of Montreal	7,447	477	SunTrust Banks, Inc.	38,180	1,615
Bank of New York Mellon Corp. (The)	87,053	3,430	SVB Financial Group(Æ)	7,180	721
Barclays PLC - ADR	3,291	27	Synchrony Financial	41,995	1,171
BB&T Corp.	1,080	40	Torchmark Corp.	738	46
Berkshire Hathaway, Inc. Class B(Æ)	3,803	549	Travelers Cos., Inc. (The)	1,954	227
BlackRock, Inc. Class A	101	37	UBS Group AG(Æ)	90,500	1,247
Capital One Financial Corp.	45,062	3,023	US Bancorp	1,074	45
CBL & Associates Properties, Inc. (ö)	86,242	1,060	Validus Holdings, Ltd.	2,661	132
Charles Schwab Corp. (The)	5,031	143	Visa, Inc. Class A	2,046	160
Chubb, Ltd.	2,270	284	Voya Financial, Inc.	162,683	4,170

See accompanying notes which are an integral part of this quarterly report.

16 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Wells Fargo & Co.	3,477	167	Vertex Pharmaceuticals, Inc.(Æ)	1,311	127
White Mountains Insurance Group, Ltd.	54	44	WellCare Health Plans, Inc.(Æ)	10,100	1,079
Willis Towers Watson PLC	1,454	180			63,062
WP Glimcher, Inc.(ö)	13,056	166
XL Group, Ltd.	1,727	60	Materials and Processing - 2.8%
Zions Bancorporation	40,300	1,124	Air Products & Chemicals, Inc.	584	87
		106,092	Albemarle Corp.	693	58
			Bemis Co., Inc.	1,812	93
Health Care - 12.7%			Cabot Corp.	31,761	1,547
Abbott Laboratories	27,215	1,218	Cameco Corp. Class A	10,998	105
AbbVie, Inc.	13,879	919	Chemours Co. (The)	8,100	75
Aetna, Inc.	1,225	141	Crown Holdings, Inc.(Æ)	5,100	270
Alexion Pharmaceuticals, Inc.(Æ)	1,285	165	Domtar Corp.	1,690	67
Allergan PLC(Æ)	16,153	4,086	Dow Chemical Co. (The)	24,409	1,310
AmerisourceBergen Corp. Class A	11,060	942	Eastman Chemical Co.	1,431	93
Amgen, Inc.	28,682	4,934	Ecolab, Inc.	1,532	181
Anthem, Inc.	9,834	1,292	EI du Pont de Nemours & Co.	1,319	91
Baxter International, Inc.	28,366	1,362	Huntsman Corp.	24,933	386
Becton Dickinson and Co.	301	53	LyondellBasell Industries NV Class A	20,358	1,532
Biogen, Inc.(Æ)	14,203	4,118	Masco Corp.	8,502	310
Bruker Corp.	11,100	277	Monsanto Co.	16,950	1,810
Cardinal Health, Inc.	1,849	155	Mosaic Co. (The)	2,415	65
Celgene Corp.(Æ)	11,511	1,291	NewMarket Corp.	639	274
Cigna Corp.	5,051	651	Newmont Mining Corp.	2,189	96
Community Health Systems, Inc.(Æ)	36,300	464	Nucor Corp.	1,619	87
CR Bard, Inc.	3,970	888	Owens Corning	15,702	831
Edwards Lifesciences Corp.(Æ)	11,834	1,355	PPG Industries, Inc.	7,510	786
Endo International PLC(Æ)	16,490	286	Praxair, Inc.	3,339	389
Envision Healthcare Holdings, Inc.(Æ)	6,317	155	Reliance Steel & Aluminum Co.	19,872	1,559
Express Scripts Holding Co.(Æ)	748	57	Sonoco Products Co.	2,261	115
Gilead Sciences, Inc.	58,326	4,635	Steel Dynamics, Inc.	11,951	321
HCA Holdings, Inc.(Æ)	1,243	96	Trinseo SA	32,026	1,595
HMS Holdings Corp.(Æ)	5,403	107	WestRock Co.	1,289	55
Humana, Inc.	17,748	3,062			14,188
Icon PLC(Æ)	10,105	785
Jazz Pharmaceuticals PLC(Æ)	2,907	439	Producer Durables - 11.4%
Johnson & Johnson	15,051	1,885	3M Co.	608	108
Laboratory Corp. of America Holdings(Æ)	2,158	301	Accenture PLC Class A	509	57
Ligand Pharmaceuticals, Inc. Class B(Æ)	12,290	1,658	AECOM(Æ)	84,584	3,002
Mallinckrodt PLC(Æ)	16,700	1,125	American Airlines Group, Inc.	11,353	403
McKesson Corp.	7,966	1,550	Automatic Data Processing, Inc.	382	34
Medtronic PLC	270	24	Babcock & Wilcox Co. (The)	40,717	1,499
Merck & Co., Inc.	30,482	1,788	Boeing Co. (The)	14,657	1,959
Molina Healthcare, Inc.(Æ)	7,900	449	Bombardier, Inc. Class B(Æ)	19,164	29
Mylan NV(Æ)	71,394	3,341	Caterpillar, Inc.	1,185	98
Myriad Genetics, Inc.(Æ)	11,589	359	Colfax Corp.(Æ)	35,700	1,048
Ophthotech Corp.(Æ)	40,923	2,629	CoStar Group, Inc.(Æ)	508	106
Perrigo Co. PLC	1,193	109	CSX Corp.	2,922	83
Pfizer, Inc.	29,148	1,075	Cummins, Inc.	976	120
Puma Biotechnology, Inc.(Æ)	1,750	87	Danaher Corp.	621	51
Quest Diagnostics, Inc.	11,696	1,010	Deere & Co.	1,284	100
Quorum Health Corp.(Æ)	9,075	99	Delta Air Lines, Inc.	75,685	2,933
Regeneron Pharmaceuticals, Inc.(Æ)	3,491	1,484	Dover Corp.	24,325	1,737
Shire PLC - ADR	652	127	Eaton Corp. PLC	1,259	80
Stryker Corp.	477	55	EMCOR Group, Inc.	25,915	1,443
TESARO, Inc.(Æ)	34,524	3,219	Emerson Electric Co.	804	45
Thermo Fisher Scientific, Inc.	21,558	3,424	Euronav NV	44,511	385
United Therapeutics Corp.(Æ)	14,825	1,794	FedEx Corp.	24,583	3,980
UnitedHealth Group, Inc.	1,223	175	Fortive Corp.	310	15
Veeva Systems, Inc. Class A(Æ)	4,100	156	General Dynamics Corp.	323	47

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 17

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
General Electric Co.	70,844	2,206	Citrix Systems, Inc.(Æ)	20,849	1,858
Hawaiian Holdings, Inc.(Æ)	28,457	1,296	Computer Sciences Corp.	66,413	3,177
HD Supply Holdings, Inc.(Æ)	5,535	200	Corning, Inc.	57,020	1,267
Hertz Global Holdings, Inc.(Æ)	2,897	141	Criteo SA - ADR(Æ)	1,384	61
Honeywell International, Inc.	736	86	Electronic Arts, Inc.(Æ)	11,400	870
Huntington Ingalls Industries, Inc.	17,076	2,947	EMC Corp.	6,575	186
Illinois Tool Works, Inc.	386	44	Facebook, Inc. Class A(Æ)	45,750	5,670
Insperity, Inc.	10,100	793	Finisar Corp.(Æ)	34,200	642
JB Hunt Transport Services, Inc.	1,231	102	Flextronics International, Ltd.(Æ)	73,495	931
L-3 Communications Holdings, Inc.	7,445	1,129	GoDaddy, Inc. Class A(Æ)	8,100	242
Lockheed Martin Corp.	435	110	Groupon, Inc. Class A(Æ)	45,018	217
ManpowerGroup, Inc.	14,100	978	Harris Corp.	31,476	2,726
MSC Industrial Direct Co., Inc. Class A	496	36	Hewlett Packard Enterprise Co.	159,034	3,343
Norfolk Southern Corp.	1,232	111	HP, Inc.	98,818	1,384
Northrop Grumman Corp.	225	49	IAC/InterActiveCorp(Æ)	28,078	1,627
Orbital ATK, Inc.	12,300	1,072	Imperva, Inc.(Æ)	1,021	48
PACCAR, Inc.	868	51	Infinera Corp.(Æ)	18,200	159
Parker-Hannifin Corp.	17,200	1,964	Intel Corp.	55,565	1,937
Quanta Services, Inc.(Æ)	86,863	2,224	International Business Machines Corp.	969	156
Raytheon Co.	1,102	154	Intuit, Inc.	14,038	1,558
Republic Services, Inc. Class A	1,981	101	Jabil Circuit, Inc.	51,200	1,042
Rockwell Automation, Inc.	19,580	2,240	JDS Uniphase Corp.(Æ)	144,800	1,032
Southwest Airlines Co.	42,669	1,579	Juniper Networks, Inc.	45,600	1,035
Spirit AeroSystems Holdings, Inc. Class A(Æ)	27,269	1,183	Leidos Holdings, Inc.	9,700	485
Stanley Black & Decker, Inc.	14,833	1,805	Manhattan Associates, Inc.(Æ)	3,213	187
Terex Corp.	33,906	818	Marvell Technology Group, Ltd.	105,279	1,237
Textron, Inc.	32,290	1,259	Microsoft Corp.	170,770	9,679
Trinity Industries, Inc.	57,600	1,337	MicroStrategy, Inc. Class A(Æ)	4,374	765
Triumph Group, Inc.	17,700	546	NetApp, Inc.	46,615	1,228
Union Pacific Corp.	38,513	3,584	Nuance Communications, Inc.(Æ)	29,800	479
United Continental Holdings, Inc.(Æ)	35,305	1,655	NVIDIA Corp.	1,026	59
United Parcel Service, Inc. Class B	562	61	NXP Semiconductors NV(Æ)	39,733	3,341
United Technologies Corp.	1,623	175	ON Semiconductor Corp.(Æ)	130,255	1,307
Waste Management, Inc.	590	39	Open Text Corp.	10,664	650
WESCO International, Inc.(Æ)	7,036	392	Oracle Corp.	135,734	5,571
Xerox Corp.	126,374	1,302	Palo Alto Networks, Inc.(Æ)	361	47
Xylem, Inc.	64,532	3,085	QUALCOMM, Inc.	1,648	103
Zebra Technologies Corp. Class A(Æ)	8,900	472	Rackspace Hosting, Inc.(Æ)	69,679	1,633
		56,688	Red Hat, Inc.(Æ)	11,400	858
			Salesforce.com, Inc.(Æ)	2,677	219
Technology - 23.3%			Sanmina Corp.(Æ)	11,600	294
Adobe Systems, Inc.(Æ)	36,344	3,557	Seagate Technology PLC	65,525	2,099
Advanced Micro Devices, Inc.(Æ)	155,500	1,067	Symantec Corp.	139,121	2,842
Alibaba Group Holding, Ltd. - ADR(Æ)	37,080	3,058	SYNNEX Corp.	2,700	271
Alphabet, Inc. Class A(Æ)	690	546	Synopsys, Inc.(Æ)	6,561	355
Alphabet, Inc. Class C(Æ)	9,251	7,112	Tableau Software, Inc. Class A(Æ)	13,645	771
Amdocs, Ltd.	983	57	Take-Two Interactive Software, Inc.(Æ)	39,382	1,582
Amkor Technology, Inc.(Æ)	30,600	193	Tech Data Corp.(Æ)	12,726	992
Apple, Inc.	110,078	11,471	Teradata Corp.(Æ)	8,032	228
Applied Materials, Inc.	38,381	1,009	Teradyne, Inc.	34,892	689
ARRIS International PLC(Æ)	47,700	1,299	Texas Instruments, Inc.	869	61
Arrow Electronics, Inc.(Æ)	1,786	119	VeriFone Systems, Inc.(Æ)	44,200	847
Aspen Technology, Inc.(Æ)	37,278	1,562	VeriSign, Inc.(Æ)	19,321	1,673
Broadcom, Ltd.	24,305	3,937	Vishay Intertechnology, Inc.	82,909	1,105
CA, Inc.	44,170	1,531	VMware, Inc. Class A(Æ)	15,900	1,160
Cadence Design Systems, Inc.(Æ)	48,830	1,174	Western Digital Corp.	29,326	1,393
CDW Corp.	19,800	850	Yahoo!, Inc.(Æ)	1,326	51
Ciena Corp.(Æ)	30,300	582	Zynga, Inc. Class A(Æ)	230,307	661
Cirrus Logic, Inc.(Æ)	4,500	219			115,769
Cisco Systems, Inc.	10,997	336

See accompanying notes which are an integral part of this quarterly report.

18 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Utilities - 2.7%			Consumer Staples - (0.1)%
AES Corp.	128,390	1,586	Snyders-Lance, Inc.	(17,180)	(589)
Ameren Corp.	1,055	55
American Electric Power Co., Inc.	4,817	334	Energy - (0.1)%
American Water Works Co., Inc.	661	55	SunPower Corp. Class A(Æ)	(30,045)	(438)
AT&T, Inc.	51,675	2,237
CenturyLink, Inc.	6,369	200	Financial Services - (0.7)%
CMS Energy Corp.	959	43	BOK Financial Corp.	(3,487)	(227)
Consolidated Edison, Inc.	3,129	251	First Financial Bankshares, Inc.	(18,296)	(625)
Dominion Resources, Inc.	1,466	114	New York Community Bancorp, Inc.	(31,813)	(460)
DTE Energy Co.	1,092	107	TFS Financial Corp.	(33,655)	(612)
Duke Energy Corp.	1,415	121	United Bankshares, Inc.	(14,465)	(554)
Edison International	16,600	1,285	Weyerhaeuser Co.(ö)	(10,102)	(331)
Exelon Corp.	31,800	1,186	Willis Towers Watson PLC	(4,381)	(542)
FirstEnergy Corp.	18,700	653			(3,351)
Frontier Communications Corp.	16,403	85	Health Care - (0.5)%
Globalstar, Inc.(Æ)	80,798	98	Acadia Healthcare Co., Inc.(Æ)	(9,722)	(549)
Hawaiian Electric Industries, Inc.	1,473	46	Alnylam Pharmaceuticals, Inc.(Æ)	(9,381)	(639)
NextEra Energy, Inc.	2,098	269	DexCom, Inc.(Æ)	(8,598)	(793)
NRG Energy, Inc.	39,337	544	OPKO Health, Inc.(Æ)	(63,470)	(632)
PG&E Corp.	1,610	103
Public Service Enterprise Group, Inc.	1,550	71	Producer Durables - (0.4)%		(2,613)
Southern Co. (The)	3,280	176	Macquarie Infrastructure Corp.	(8,486)	(650)
Telephone & Data Systems, Inc.	11,536	363
T-Mobile US, Inc.(Æ)	21,477	995	Stericycle, Inc.(Æ)	(5,825)	(526)
US Cellular Corp.(Æ)	3,840	155	XPO Logistics, Inc.(Æ)	(22,616)	(670)
Verizon Communications, Inc.	37,808	2,095			(1,846)
WEC Energy Group, Inc.	1,051	68	Technology - (1.1)%
Xcel Energy, Inc.	1,670	73	Advanced Micro Devices, Inc.(Æ)	(96,852)	(664)
		13,368	Ambarella, Inc.(Æ)	(3,223)	(187)
			Arista Networks, Inc.(Æ)	(4,760)	(339)
Total Common Stocks			Cavium, Inc.(Æ)	(10,771)	(503)
(cost $456,658)		505,817	Inovalon Holdings, Inc. Class A(Æ)	(25,122)	(468)
			MACOM Technology Solutions Holdings,
			Inc.(Æ)	(12,785)	(505)
Short-Term Investments - 2.2%			NetScout Systems, Inc.(Æ)	(16,665)	(466)
Russell U.S. Cash Management Fund	11,238,297 (8)	11,238
Total Short-Term Investments			Palo Alto Networks, Inc.(Æ)	(4,381)	(573)
(cost $11,238)		11,238	Shopify, Inc. Class A(Æ)	(12,360)	(424)
			Universal Display Corp.(Æ)	(5,025)	(356)
Other Securities - 1.7%			Zendesk, Inc.(Æ)	(25,398)	(768)
Russell U.S. Cash Collateral Fund(×)	8,433,716 (8)	8,434			(5,253)
Total Other Securities			Utilities - 0.0%
(cost $8,434)		8,434	Globalstar, Inc.(Æ)	(80,798)	(165)
Total Investments 105.6%			Total Securities Sold Short
(identified cost $476,330)		525,489	(proceeds $18,171)		(18,901)
Securities Sold Short - (3.8)%
Consumer Discretionary - (0.9)%
CarMax, Inc.(Æ)	(11,422)	(665)	Other Assets and Liabilities, Net
CST Brands, Inc.	(4,345)	(194)	-(1.8%)		(9,115)
Fitbit, Inc. Class A(Æ)	(41,669)	(569)	Net Assets - 100.0%		497,473
JC Penney Co., Inc.(Æ)	(35,792)	(346)
Lions Gate Entertainment Corp.	(25,703)	(514)
Mobileye NV(Æ)	(15,481)	(742)
Nord Anglia Education, Inc.(Æ)	(14,165)	(308)
Pandora Media, Inc.(Æ)	(29,530)	(402)
Tesla Motors, Inc.(Æ)	(2,883)	(677)
Under Armour, Inc. Class A(Æ)	(5,813)	(229)
		(4,646)

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 19

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures	33	USD	3,964	09/16	44
S&P 500 E-Mini Index Futures	68	USD	7,372	09/16	(1)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					43

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$80,893	$—	$—	$—	$80,893
Consumer Staples	19,123	—	—	—	19,123
Energy	36,634	—	—	—	36,634
Financial Services	106,092	—	—	—	106,092
Health Care	63,062	—	—	—	63,062
Materials and Processing	14,188	—	—	—	14,188
Producer Durables	56,688	—	—	—	56,688
Technology	115,769	—	—	—	115,769
Utilities	13,368	—	—	—	13,368
Short-Term Investments	—	—	—	11,238	11,238
Other Securities	—	—	—	8,434	8,434
Total Investments	505,817	—	—	19,672	525,489
Securities Sold Short**	(18,901)	—	—	—	(18,901)

Other Financial Instruments
Assets
Futures Contracts	44	—	—	—	44

Liabilities
Futures Contracts	(1)	—	—	—	(1)
Total Other Financial Instruments*	$43	$—	$—	$—	$43

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**    Refer to Schedule of Investments for detailed sector breakout.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

20 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 99.0%			Tenneco, Inc.(Æ)	33,355	1,885
Consumer Discretionary - 14.9%			Thomson Reuters Corp.	8,917	376
Amazon.com, Inc.(Æ)	45,083	34,209	Thor Industries, Inc.	25,800	1,975
AutoZone, Inc.(Æ)	2,670	2,173	Time Warner, Inc.	73,060	5,600
Bed Bath & Beyond, Inc.	46,247	2,079	Time, Inc.	202,463	3,306
Best Buy Co., Inc.	100,285	3,370	TJX Cos., Inc.	88,665	7,246
Big Lots, Inc.	55,788	2,967	Toll Brothers, Inc.(Æ)	27,172	761
Bloomin' Brands, Inc.	90,892	1,634	Toyota Motor Corp. - ADR	46,832	5,226
Brinker International, Inc.	49,728	2,344	Tupperware Brands Corp.	45,717	2,866
Carnival Corp.	33,706	1,575	VF Corp.	117,175	7,315
Chipotle Mexican Grill, Inc. Class A(Æ)	20,097	8,521	Visteon Corp.(Æ)	42,633	2,988
Choice Hotels International, Inc.	13,110	633	Wal-Mart Stores, Inc.	365,760	26,690
Coach, Inc.	16,237	700	Walt Disney Co. (The)	93,272	8,949
Comcast Corp. Class A	154,415	10,384	Whirlpool Corp.	33,100	6,367
Cooper Tire & Rubber Co.	72,006	2,375	Yum! Brands, Inc.	86,928	7,773
Costco Wholesale Corp.	45,830	7,664	Zillow Group, Inc. Class A(Æ)	10,768	424
Dana Holding Corp.	219,107	2,989			441,384
Darden Restaurants, Inc.	4,393	270
Deckers Outdoor Corp.(Æ)	61,541	4,062	Consumer Staples - 8.6%
Delphi Automotive PLC	63,270	4,291	Altria Group, Inc.	508,786	34,445
Dillard's, Inc. Class A	32,045	2,169	Archer-Daniels-Midland Co.	3,394	153
Discovery Communications, Inc. Class A(Æ)	96,927	2,432	Campbell Soup Co.	21,908	1,364
Dollar General Corp.	190,892	18,085	Clorox Co. (The)	2,069	271
eBay, Inc.(Æ)(Û)	136,473	4,253	Coca-Cola Co. (The)	216,100	9,428
Estee Lauder Cos., Inc. (The) Class A	146,920	13,649	Coca-Cola European Partners PLC	99,038	3,697
Fiat Chrysler Automobiles NV(Æ)	373,477	2,394	Colgate-Palmolive Co.	38,264	2,848
Foot Locker, Inc.	5,600	334	ConAgra Foods, Inc.	71,087	3,324
Ford Motor Co.	39,150	496	Core-Mark Holding Co., Inc.	6,024	295
Gap, Inc. (The)	260,400	6,716	CVS Health Corp.	105,083	9,743
General Motors Co.(Û)	453,775	14,312	Dean Foods Co.	141,374	2,610
Goodyear Tire & Rubber Co. (The)	175,906	5,043	Dr Pepper Snapple Group, Inc.	137,085	13,504
Harman International Industries, Inc.	19,200	1,587	Herbalife, Ltd.(Æ)	15,749	1,071
Hasbro, Inc.	9,763	793	Hershey Co. (The)	29,600	3,278
Home Depot, Inc. (The)	282,859	39,102	Hormel Foods Corp.	141,567	5,288
Johnson Controls, Inc.	129,437	5,944	Ingredion, Inc.	23,673	3,154
Kohl's Corp.	6,007	250	JM Smucker Co. (The)	25,240	3,891
Lear Corp.	30,323	3,440	Kimberly-Clark Corp.	51,168	6,629
Leggett & Platt, Inc.	6,453	339	Kroger Co. (The)	457,139	15,630
Lennar Corp. Class A	208,441	9,755	Mead Johnson Nutrition Co. Class A	119,050	10,619
Lowe's Cos., Inc.	151,625	12,476	Molson Coors Brewing Co. Class B	36,471	3,726
Macy's, Inc.	130,307	4,669	Mondelez International, Inc. Class A	147,632	6,493
Magna International, Inc. Class A	93,761	3,616	Monster Beverage Corp.(Æ)	41,484	6,664
Marriott International, Inc. Class A	12,347	885	PepsiCo, Inc.	235,192	25,617
McDonald's Corp.	61,954	7,289	Philip Morris International, Inc.	247,185	24,783
Michael Kors Holdings, Ltd.(Æ)	194,984	10,085	Pinnacle Foods, Inc.	130,339	6,544
Newell Brands, Inc.	137,264	7,201	Procter & Gamble Co. (The)	349,224	29,890
News Corp. Class A	308,400	4,000	Reynolds American, Inc.	2,855	143
Nike, Inc. Class B	295,071	16,376	Sanderson Farms, Inc.	5,560	487
Nordstrom, Inc.	9,551	422	Sysco Corp.	189,413	9,810
NVR, Inc.(Æ)	3,491	5,952	TreeHouse Foods, Inc.(Æ)	58,505	6,037
Office Depot, Inc.	163,447	566	Tyson Foods, Inc. Class A	16,043	1,181
O'Reilly Automotive, Inc.(Æ)	39,171	11,384	United Natural Foods, Inc.(Æ)	4,800	240
Priceline Group, Inc. (The)(Æ)	1,875	2,533	Walgreens Boots Alliance, Inc.	3,907	310
PulteGroup, Inc.	45,754	969			253,167
PVH Corp.	59,961	6,060
Ross Stores, Inc.	108,542	6,711	Energy - 6.1%
Scripps Networks Interactive, Inc. Class A	35,025	2,314	Anadarko Petroleum Corp.	128,266	6,994
Signet Jewelers, Ltd.	18,243	1,604	Apache Corp.	125,904	6,610
Starbucks Corp.	150,792	8,753	Baker Hughes, Inc.	4,089	196
Target Corp.	191,676	14,439	BP PLC - ADR	601,917	20,706

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 21

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Canadian Natural Resources, Ltd.	317,753	9,606	Bank of New York Mellon Corp. (The)	165,535	6,522
Chevron Corp.	145,526	14,914	BB&T Corp.	33,500	1,235
ConocoPhillips	226,690	9,253	Berkshire Hathaway, Inc. Class B(Æ)	199,308	28,754
CVR Energy, Inc.	47,755	707	BlackRock, Inc. Class A	13,184	4,829
Devon Energy Corp.	276,253	10,575	Blackstone Group, LP (The)	290,416	7,795
Dril-Quip, Inc.(Æ)	5,982	326	Boston Properties, Inc.(ö)	2,642	376
Ensco PLC Class A	284,952	2,613	Broadridge Financial Solutions, Inc.	6,442	436
EOG Resources, Inc.	11,258	920	Capital One Financial Corp.	15,924	1,068
Exxon Mobil Corp.	395,134	35,147	Care Capital Properties, Inc.(ö)	21,873	647
First Solar, Inc.(Æ)	17,571	820	CBL & Associates Properties, Inc. Class
FMC Technologies, Inc.(Æ)	21,049	534	REIT(ö)	206,387	2,537
Frank's International NV	22,486	277	Charles Schwab Corp. (The)	22,849	649
Halliburton Co.	3,967	173	Chubb, Ltd.	6,077	761
Helmerich & Payne, Inc.	43,519	2,697	Citigroup, Inc.(Û)	693,395	30,378
Hess Corp.	1,876	101	Citizens Financial Group, Inc.	228,453	5,101
Kinder Morgan, Inc.	30,011	610	CME Group, Inc. Class A	6,140	628
Marathon Oil Corp.	48,177	657	CNA Financial Corp.	56,584	1,801
Marathon Petroleum Corp.	4,152	164	Comerica, Inc.	105,800	4,786
Murphy Oil Corp.	33,591	921	Crown Castle International Corp.(ö)	7,032	682
Nabors Industries, Ltd.	137,696	1,239	East West Bancorp, Inc.	22,843	782
National Oilwell Varco, Inc.	13,011	421	Endurance Specialty Holdings, Ltd.	64,607	4,369
Noble Corp. PLC	153,551	1,133	Equifax, Inc.	4,611	611
Noble Energy, Inc.	11,483	410	Equity Commonwealth(Æ)(ö)	41,641	1,250
Occidental Petroleum Corp.	142,251	10,630	Equity LifeStyle Properties, Inc. Class A(ö)	42,333	3,481
Oceaneering International, Inc.	39,130	1,091	Equity Residential(ö)	10,202	694
Oil States International, Inc.(Æ)	20,793	643	Everest Re Group, Ltd.	45,550	8,609
Patterson-UTI Energy, Inc.	21,233	412	FactSet Research Systems, Inc.	18,267	3,141
PBF Energy, Inc. Class A	8,154	182	Fidelity National Information Services, Inc.	3,789	301
Phillips 66	128,242	9,754	First American Financial Corp.	22,888	957
Pioneer Natural Resources Co.	40,567	6,595	First Niagara Financial Group, Inc.	74,316	757
Rice Energy, Inc.(Æ)	34,677	809	Fiserv, Inc.(Æ)	8,877	980
Rowan Cos. PLC Class A(Æ)	171,680	2,616	FNFV Group(Æ)	59,973	716
Schlumberger, Ltd.	123,303	9,928	Forest City Realty Trust, Inc. Class A(ö)	35,155	831
Spectra Energy Corp.	13,894	500	Genworth Financial, Inc. Class A(Æ)	135,474	387
Suncor Energy, Inc.	7,966	214	Global Payments, Inc.	18,010	1,345
Superior Energy Services, Inc.(Æ)	65,234	1,042	Goldman Sachs Group, Inc. (The)	6,237	991
Tesoro Corp.	37,370	2,846	Hanover Insurance Group, Inc. (The)	67,945	5,595
Valero Energy Corp.	101,064	5,284	Hartford Financial Services Group, Inc.	28,757	1,146
World Fuel Services Corp.	16,011	762	HCP, Inc.(ö)	17,349	681
		182,032	Hospitality Properties Trust(ö)	14,420	460
			Intercontinental Exchange, Inc.	1,724	456
Financial Services - 19.1%			Invesco, Ltd.	27,238	795
Affiliated Managers Group, Inc.(Æ)	56,082	8,232	Jack Henry & Associates, Inc.	3,317	296
Aflac, Inc.	76,454	5,526	Jones Lang LaSalle, Inc.	17,237	1,887
Allied World Assurance Co. Holdings AG	52,118	2,136	JPMorgan Chase & Co.(Û)	658,636	42,133
Allstate Corp. (The)	151,052	10,321	KeyCorp	656,323	7,679
Ally Financial, Inc.	101,525	1,832	KKR & Co., LP	646,960	9,342
American Capital Agency Corp.(ö)	33,625	659	Liberty Property Trust(ö)	5,773	239
American Express Co.	168,942	10,890	Loews Corp.	375,100	15,503
American Financial Group, Inc.	35,977	2,630	Markel Corp.(Æ)	1,598	1,516
American International Group, Inc.	46,796	2,548	MasterCard, Inc. Class A	261,280	24,884
Ameriprise Financial, Inc.	48,300	4,629	MetLife, Inc.	329,642	14,089
Annaly Capital Management, Inc.(ö)	61,996	681	MFA Financial, Inc.(ö)	18,125	136
Arch Capital Group, Ltd.(Æ)	5,259	382	Mid-America Apartment Communities, Inc.
Arthur J Gallagher & Co.	5,858	288	(ö)	920	98
Aspen Insurance Holdings, Ltd.	154,535	7,102	Moody's Corp.	84,268	8,933
Assured Guaranty, Ltd.	151,154	4,049	Morgan Stanley	135,503	3,893
Axis Capital Holdings, Ltd.	35,007	1,946	Navient Corp.	53,504	760
Bank of America Corp.(Û)	2,944,252	42,662	New York Community Bancorp, Inc.	15,448	223
Bank of Montreal	15,201	975	Northern Trust Corp.	57,500	3,886

See accompanying notes which are an integral part of this quarterly report.

22 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Old Republic International Corp.	5,193	101	DaVita HealthCare Partners, Inc.(Æ)	2,061	160
Piedmont Office Realty Trust, Inc. Class A(ö)	35,827	786	Eli Lilly & Co.	94,313	7,818
PNC Financial Services Group, Inc. (The)	171,013	14,134	Express Scripts Holding Co.(Æ)	44,215	3,363
Popular, Inc.	101,448	3,418	Gilead Sciences, Inc.(Û)	123,067	9,780
Post Properties, Inc.(ö)	27,629	1,757	HCA Holdings, Inc.(Æ)	2,946	227
Principal Financial Group, Inc.	69,261	3,230	Henry Schein, Inc.(Æ)	3,390	614
ProAssurance Corp.	6,812	352	Horizon Pharma PLC(Æ)	204,740	3,949
Progressive Corp. (The)	11,654	379	Humana, Inc.	34,539	5,960
Prudential Financial, Inc.	129,848	9,776	Icon PLC(Æ)	17,705	1,375
Realty Income Corp.(ö)	7,692	550	IDEXX Laboratories, Inc.(Æ)	77,089	7,230
Regency Centers Corp.(ö)	1,155	98	Jazz Pharmaceuticals PLC(Æ)	26,770	4,041
Regions Financial Corp.	763,702	7,003	Johnson & Johnson	508,807	63,718
Reinsurance Group of America, Inc. Class A	94,276	9,357	Laboratory Corp. of America Holdings(Æ)	8,948	1,249
RenaissanceRe Holdings, Ltd.	2,061	242	Ligand Pharmaceuticals, Inc. Class B(Æ)	24,257	3,272
Ryman Hospitality Properties, Inc.(ö)	54,783	3,081	Mallinckrodt PLC(Æ)	47,920	3,227
Santander Consumer USA Holdings, Inc.(Æ)	393,997	4,330	McKesson Corp.	12,293	2,392
Senior Housing Properties Trust(ö)	11,984	266	Medtronic PLC	217,126	19,027
Simon Property Group, Inc.(ö)	57,698	13,100	Merck & Co., Inc.	702,734	41,222
Starwood Property Trust, Inc.(ö)	29,345	640	Mylan NV(Æ)	203,477	9,521
State Street Corp.	300,779	19,785	Myriad Genetics, Inc.(Æ)	15,625	484
SunTrust Banks, Inc.	41,475	1,754	Ophthotech Corp.(Æ)	73,497	4,721
Synchrony Financial	144,740	4,035	Patterson Cos., Inc.	82,081	4,052
T Rowe Price Group, Inc.	14,644	1,035	Pfizer, Inc.	1,005,193	37,082
Taubman Centers, Inc.(ö)	11,316	916	Premier, Inc. Class A(Æ)	13,742	449
Torchmark Corp.	4,582	284	Quest Diagnostics, Inc.	23,488	2,028
Total System Services, Inc.	9,467	482	ResMed, Inc.	106,810	7,357
Travelers Cos., Inc. (The)	7,468	868	Shire PLC - ADR	1,518	295
Two Harbors Investment Corp.(ö)	337,194	2,950	St. Jude Medical, Inc.	3,819	317
US Bancorp	175,693	7,409	Stryker Corp.	66,475	7,730
Validus Holdings, Ltd.	11,006	544	Teleflex, Inc.	2,130	384
Visa, Inc. Class A	137,926	10,765	TESARO, Inc.(Æ)	61,805	5,763
Voya Financial, Inc.	235,796	6,043	Thermo Fisher Scientific, Inc.	43,289	6,876
Wells Fargo & Co.	895,590	42,961	United Therapeutics Corp.(Æ)	29,200	3,533
White Mountains Insurance Group, Ltd.	536	440	UnitedHealth Group, Inc.	159,754	22,877
WP Glimcher, Inc.(ö)	40,006	507	VCA, Inc.(Æ)	10,760	768
WR Berkley Corp.	43,621	2,538	VWR Corp.(Æ)	25,473	798
XL Group, Ltd.	242,710	8,400	Zimmer Biomet Holdings, Inc.	2,659	349
		565,621	Zoetis, Inc. Class A	277,937	14,027
					422,668
Health Care - 14.3%
Abbott Laboratories	34,374	1,538	Materials and Processing - 2.8%
AbbVie, Inc.	92,269	6,111	Acuity Brands, Inc.	744	195
Aetna, Inc.	38,055	4,384	Air Products & Chemicals, Inc.	3,504	524
Agilent Technologies, Inc.	20,762	999	Albemarle Corp.	6,339	533
Allergan PLC(Æ)	29,405	7,438	Alcoa, Inc.	4,272	45
AmerisourceBergen Corp. Class A	4,447	379	AptarGroup, Inc.	3,239	253
Amgen, Inc.(Û)	32,651	5,617	Bombardier, Inc. Class B(Æ)	338,784	512
Anthem, Inc.	9,185	1,206	Cabot Corp.	58,659	2,856
Baxter International, Inc.	6,654	320	CRH PLC - ADR	502,900	15,469
Becton Dickinson and Co.	4,575	805	Crown Holdings, Inc.(Æ)	39,312	2,082
Biogen, Inc.(Æ)(Û)	64,996	18,844	Domtar Corp.	7,363	290
Bio-Rad Laboratories, Inc. Class A(Æ)	26,124	3,790	Dow Chemical Co. (The)	100,306	5,383
Bristol-Myers Squibb Co.	210,862	15,775	Eastman Chemical Co.	35,823	2,337
Bruker Corp.	26,519	661	Ecolab, Inc.	6,326	749
Cardinal Health, Inc.	312,501	26,125	EI du Pont de Nemours & Co.	7,123	493
Cerner Corp.(Æ)	241,587	15,073	Huntsman Corp.	35,702	552
Charles River Laboratories International,			International Flavors & Fragrances, Inc.	11,332	1,510
Inc.(Æ)	5,703	501	International Paper Co.	105,600	4,837
Cigna Corp.	6,091	785	Louisiana-Pacific Corp.(Æ)	174,801	3,531
CR Bard, Inc.	19,139	4,282	LyondellBasell Industries NV Class A	54,722	4,118

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 23

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Masco Corp.	8,419	307	ManpowerGroup, Inc.	10,800	749
Monsanto Co.	30,868	3,296	Mettler-Toledo International, Inc.(Æ)	2,915	1,199
NewMarket Corp.	500	214	Moog, Inc. Class A(Æ)	9,400	518
Newmont Mining Corp.	13,721	604	National Instruments Corp.	12,023	345
Nucor Corp.	1,735	93	Norfolk Southern Corp.	103,143	9,260
Owens Corning	30,596	1,619	Northrop Grumman Corp.	44,285	9,593
PPG Industries, Inc.	89,092	9,329	Parker-Hannifin Corp.	5,066	578
Praxair, Inc.	7,010	817	Quanta Services, Inc.(Æ)	125,392	3,210
Reliance Steel & Aluminum Co.	90,143	7,071	Raytheon Co.	132,620	18,504
Rio Tinto PLC - ADR	90,800	2,980	Republic Services, Inc. Class A	8,142	417
Sherwin-Williams Co. (The)	5,901	1,769	Robert Half International, Inc.	3,907	143
Sonoco Products Co.	4,883	249	Rockwell Automation, Inc.	39,069	4,469
Steel Dynamics, Inc.	13,497	362	Snap-on, Inc.	16,272	2,557
Tahoe Resources, Inc.	28,739	447	Southwest Airlines Co.	398,622	14,753
Trinseo SA	63,149	3,144	Spirit AeroSystems Holdings, Inc. Class A(Æ)	69,559	3,017
Westlake Chemical Corp.	104,399	4,775	Stanley Black & Decker, Inc.	122,181	14,869
WestRock Co.	6,634	285	Terex Corp.	187,411	4,524
		83,630	Toro Co. (The)	2,609	240
			TransDigm Group, Inc.(Æ)	40,424	11,299
Producer Durables - 10.6%			Trinity Industries, Inc.	125,304	2,908
3M Co.	3,537	631	Union Pacific Corp.	266,455	24,794
Accenture PLC Class A	127,147	14,343	United Continental Holdings, Inc.(Æ)	69,611	3,264
AECOM(Æ)	225,015	7,986	United Technologies Corp.	79,666	8,576
AerCap Holdings NV(Æ)	170,385	6,221	Verisk Analytics, Inc. Class A(Æ)	65,333	5,572
American Airlines Group, Inc.	259,528	9,213	Wabtec Corp.	2,899	199
AO Smith Corp.	2,779	258	Waste Management, Inc.	6,891	456
Avery Dennison Corp.	13,261	1,033	Waters Corp.(Æ)	3,368	535
B/E Aerospace, Inc.	60,546	2,896	WESCO International, Inc.(Æ)	6,368	355
Babcock & Wilcox Co. (The)	103,045	3,793	Xerox Corp.	271,441	2,796
Boeing Co. (The)	99,246	13,265	Xylem, Inc.	131,506	6,287
Caterpillar, Inc.	73,148	6,054	Zebra Technologies Corp. Class A(Æ)	16,900	896
CH Robinson Worldwide, Inc.	48,285	3,362			314,602
Chicago Bridge & Iron Co.	85,461	2,889
Copart, Inc.(Æ)	4,109	207	Technology - 16.5%
CSX Corp.	24,881	705	Adobe Systems, Inc.(Æ)	196,561	19,235
Danaher Corp.	66,146	5,387	Advanced Micro Devices, Inc.(Æ)	426,253	2,924
Deere & Co.	4,409	343	Akamai Technologies, Inc.(Æ)	1,538	78
Delta Air Lines, Inc.	287,668	11,147	Alibaba Group Holding, Ltd. - ADR(Æ)	65,964	5,441
Eaton Corp. PLC	65,834	4,174	Alphabet, Inc. Class A(Æ)	34,979	27,680
EMCOR Group, Inc.	58,109	3,237	Alphabet, Inc. Class C(Æ)	57,821	44,452
EnerSys	3,700	231	Amdocs, Ltd.	8,047	470
Euronav NV	84,825	735	Analog Devices, Inc.	5,975	381
Expeditors International of Washington, Inc.	113,500	5,610	Anixter International, Inc.(Æ)	53,095	3,254
FedEx Corp.	42,734	6,919	Ansys, Inc.(Æ)	3,820	341
Flir Systems, Inc.	11,941	389	Apple, Inc.	276,157	28,778
Fluor Corp.	30,813	1,649	Applied Materials, Inc.	205,606	5,405
Fortive Corp.	52,990	2,555	Arrow Electronics, Inc.(Æ)	12,327	820
General Dynamics Corp.	68,260	10,027	Aspen Technology, Inc.(Æ)	73,410	3,075
General Electric Co.	66,864	2,082	Avnet, Inc.	85,008	3,494
Genpact, Ltd.(Æ)	17,577	471	Black Knight Financial Services, Inc. Class
Hawaiian Holdings, Inc.(Æ)	59,633	2,715	A(Æ)	8,823	343
Hertz Global Holdings, Inc.(Æ)	9,942	484	Broadcom, Ltd.	43,115	6,984
Honeywell International, Inc.	124,186	14,447	CA, Inc.	99,197	3,437
Huntington Ingalls Industries, Inc.	18,923	3,266	Cadence Design Systems, Inc.(Æ)	128,448	3,089
IDEX Corp.	3,706	333	Ciena Corp.(Æ)	23,300	447
Insperity, Inc.	11,797	926	Cisco Systems, Inc.	779,985	23,813
JB Hunt Transport Services, Inc.	4,329	360	Citrix Systems, Inc.(Æ)(Û)	41,092	3,663
L-3 Communications Holdings, Inc. Class 3	19,600	2,972	Cognizant Technology Solutions Corp. Class
Lincoln Electric Holdings, Inc.	29,005	1,800	A(Æ)	3,975	229
Lockheed Martin Corp.	10,307	2,605	Computer Sciences Corp.	132,322	6,329

See accompanying notes which are an integral part of this quarterly report.

24 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Corning, Inc.	47,542	1,056	AES Corp.(Û)	252,839	3,123
Cree, Inc.(Æ)	15,910	455	Ameren Corp.	8,986	471
DST Systems, Inc.	2,692	332	American Electric Power Co., Inc.	89,327	6,190
Electronic Arts, Inc.(Æ)	7,302	557	American Water Works Co., Inc.	40,700	3,361
EMC Corp.	40,092	1,134	AT&T, Inc.	798,593	34,571
F5 Networks, Inc.(Æ)	7,920	977	Calpine Corp.(Æ)	240,848	3,309
Facebook, Inc. Class A(Æ)	287,005	35,571	CenterPoint Energy, Inc.	35,869	858
Finisar Corp.(Æ)	20,023	376	China Mobile, Ltd. - ADR	101,204	6,284
Flextronics International, Ltd.(Æ)	112,540	1,426	Consolidated Edison, Inc.	21,596	1,729
Gartner, Inc.(Æ)	29,214	2,929	Dominion Resources, Inc.	7,234	564
Groupon, Inc. Class A(Æ)	92,954	448	DTE Energy Co.	54,823	5,346
Harris Corp.	56,636	4,906	Duke Energy Corp.	5,972	511
Hewlett Packard Enterprise Co.	188,297	3,958	Edison International	11,160	864
HP, Inc.	105,720	1,481	Entergy Corp.	274,096	22,309
IAC/InterActiveCorp(Æ)	55,302	3,205	Eversource Energy	63,900	3,738
Infinera Corp.(Æ)	43,900	385	Globalstar, Inc.(Æ)	202,000	228
Ingram Micro, Inc. Class A(Æ)	10,593	363	Great Plains Energy, Inc.	4,134	123
Intel Corp.	787,488	27,452	ITC Holdings Corp.	4,651	215
International Business Machines Corp.	78,477	12,605	MDU Resources Group, Inc.	29,249	703
Intuit, Inc.	29,612	3,287	NextEra Energy, Inc.	165,204	21,194
IPG Photonics Corp.(Æ)	4,036	340	NiSource, Inc.	32,641	838
Jabil Circuit, Inc.	14,110	287	NRG Energy, Inc.	86,697	1,200
JDS Uniphase Corp.(Æ)	131,912	941	ONE Gas, Inc.	51,944	3,374
Lam Research Corp.	49,938	4,483	PG&E Corp.	71,213	4,553
Linear Technology Corp.	17,025	1,021	Pinnacle West Capital Corp.	9,617	759
Manhattan Associates, Inc.(Æ)	7,487	435	PPL Corp.	190,524	7,185
Marvell Technology Group, Ltd.	27,832	327	Public Service Enterprise Group, Inc.	90,400	4,159
Mentor Graphics Corp.	119,580	2,554	SCANA Corp.	5,080	381
Micron Technology, Inc.(Æ)	653,958	8,985	Southern Co. (The)	21,855	1,169
Microsoft Corp.(Û)	977,155	55,385	Talen Energy Corp.(Æ)	14,282	194
MicroStrategy, Inc. Class A(Æ)	8,720	1,525	Telephone & Data Systems, Inc.	22,666	714
NCR Corp.(Æ)	10,693	353	Verizon Communications, Inc.(Û)	682,507	37,818
NetApp, Inc.	14,475	381	WEC Energy Group, Inc.	12,542	814
NVIDIA Corp.	12,791	730	Westar Energy, Inc. Class A	4,871	271
NXP Semiconductors NV(Æ)	68,303	5,744	Xcel Energy, Inc.	18,862	830
ON Semiconductor Corp.(Æ)	151,289	1,517			179,950
Open Text Corp.	19,019	1,159
Oracle Corp.	419,971	17,236	Total Common Stocks
QUALCOMM, Inc.	268,639	16,811	(cost $2,535,440)		2,931,552
Rackspace Hosting, Inc.(Æ)	137,218	3,215
Red Hat, Inc.(Æ)	124,795	9,396	Short-Term Investments - 1.9%
Sanmina Corp.(Æ)	14,203	360	Russell U.S. Cash Management Fund	50,763,099 (8)	50,763
SBA Communications Corp. Class A(Æ)	75,018	8,627	United States Treasury Bills
Symantec Corp.(Û)	212,826	4,348	0.303% due 08/11/16(§)	4,000	4,000
Synopsys, Inc.(Æ)	127,657	6,914	Total Short-Term Investments
Take-Two Interactive Software, Inc.(Æ)	75,052	3,016	(cost $54,763)		54,763
Tech Data Corp.(Æ)	27,649	2,155
Teradata Corp.(Æ)	12,734	361
Teradyne, Inc.	77,808	1,537	Total Investments 100.9%
Texas Instruments, Inc.	232,239	16,199	(identified cost $2,590,203)		2,986,315
Verint Systems, Inc.(Æ)	31,400	1,107	Securities Sold Short - (1.3)%
VeriSign, Inc.(Æ)	38,159	3,305	Consumer Discretionary - (0.3)%
Vishay Intertechnology, Inc.	156,268	2,083	CarMax, Inc.(Æ)	(22,628)	(1,318)
VMware, Inc. Class A(Æ)	29,206	2,131	CST Brands, Inc.	(9,674)	(432)
Western Digital Corp.	112,289	5,335	Fitbit, Inc. Class A(Æ)	(86,336)	(1,179)
Xilinx, Inc.	5,303	271	JC Penney Co., Inc.(Æ)	(67,880)	(656)
Zynga, Inc. Class A(Æ)	299,330	859	Lions Gate Entertainment Corp.	(50,464)	(1,009)
		488,498	Mobileye NV(Æ)	(30,487)	(1,461)
			Monro Muffler Brake, Inc.	(7,887)	(494)
Utilities - 6.1%			Nord Anglia Education, Inc.(Æ)	(13,290)	(289)

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 25

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
Pandora Media, Inc.(Æ)	(62,268)	(847)
Tesla Motors, Inc.(Æ)	(5,694)	(1,337)
Under Armour, Inc. Class A(Æ)	(15,157)	(598)
		(9,620)
Consumer Staples - (0.1)%
Diplomat Pharmacy, Inc.(Æ)	(5,965)	(215)
Snyders-Lance, Inc.	(33,867)	(1,160)
		(1,375)
Energy – (0.0)%
SunPower Corp. Class A(Æ)	(59,223)	(863)

Financial Services - (0.2)%
Credit Acceptance Corp.(Æ)	(1,207)	(218)
First Financial Bankshares, Inc.	(35,196)	(1,203)
New York Community Bancorp, Inc.	(70,381)	(1,017)
TFS Financial Corp.	(66,827)	(1,216)
United Bankshares, Inc.	(28,736)	(1,101)
Weyerhaeuser Co.(ö)	(10,678)	(349)
Willis Towers Watson PLC	(7,206)	(891)
		(5,995)
Health Care - (0.2)%
Acadia Healthcare Co., Inc.(Æ)	(19,278)	(1,089)
Alnylam Pharmaceuticals, Inc.(Æ)	(20,868)	(1,421)
DexCom, Inc.(Æ)	(15,298)	(1,411)
OPKO Health, Inc.(Æ)	(125,694)	(1,251)
		(5,172)
Producer Durables - (0.1)%
Macquarie Infrastructure Corp.	(16,802)	(1,288)
Stericycle, Inc.(Æ)	(11,482)	(1,037)
XPO Logistics, Inc.(Æ)	(44,643)	(1,322)
		(3,647)
Technology - (0.4)%
Advanced Micro Devices, Inc.(Æ)	(186,466)	(1,279)
Ambarella, Inc.(Æ)	(6,337)	(367)
Arista Networks, Inc.(Æ)	(11,876)	(846)
Cavium, Inc.(Æ)	(18,924)	(883)
Inovalon Holdings, Inc. Class A(Æ)	(35,426)	(660)
MACOM Technology Solutions Holdings,
Inc.(Æ)	(27,781)	(1,098)
NetScout Systems, Inc.(Æ)	(31,081)	(870)
Palo Alto Networks, Inc.(Æ)	(8,882)	(1,162)
Shopify, Inc. Class A(Æ)	(24,179)	(829)
Universal Display Corp.(Æ)	(9,710)	(688)
Zendesk, Inc.(Æ)	(50,066)	(1,514)
		(10,196)
Utilities – (0.0)%
Globalstar, Inc.(Æ)	(202,000)	(410)

Total Securities Sold Short
(proceeds $35,834)		(37,278)

Other Assets and Liabilities, Net
- 0.4%		11,227
Net Assets - 100.0%		2,960,264

See accompanying notes which are an integral part of this quarterly report.

26 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
NASDAQ 100 E-Mini Futures	97	USD	9,170	09/16	200
S&P 500 E-Mini Index Futures	374	USD	40,545	09/16	291
S&P Energy Select Sector Index Futures	105	USD	7,069	09/16	(117)
S&P Financial Select Sector Index Futures	119	USD	7,015	09/16	13
S&P Healthcare Select Sector Index Futures	93	USD	7,010	09/16	95
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					482

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$441,384	$—	$—	$—	$441,384
Consumer Staples	253,167	—	—	—	253,167
Energy	182,032	—	—	—	182,032
Financial Services	565,621	—	—	—	565,621
Health Care	422,668	—	—	—	422,668
Materials and Processing	83,630	—	—	—	83,630
Producer Durables	314,602	—	—	—	314,602
Technology	488,498	—	—	—	488,498
Utilities	179,950	—	—	—	179,950
Short-Term Investments	—	4,000	—	50,763	54,763
Total Investments	2,931,552	4,000	—	50,763	2,986,315
Securities Sold Short**	(37,278)	—	—	—	(37,278)

Other Financial Instruments
Assets
Futures Contracts	599	—	—	—	599

Liabilities
Futures Contracts	(117)	—	—	—	(117)
Total Other Financial Instruments*	$482	$—	$—	$—	$482

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**    Refer to Schedule of Investments for detailed sector breakout.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 27

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.9%			Core-Mark Holding Co., Inc.	1,200	59
Consumer Discretionary - 13.0%			CVS Health Corp.	16,516	1,531
Amazon.com, Inc.(Æ)	6,663	5,056	Dr Pepper Snapple Group, Inc.	5,500	542
AutoZone, Inc.(Æ)	120	98	Energizer Holdings, Inc.(Æ)	1,600	135
Brinker International, Inc.	1,900	90	Flowers Foods, Inc.	7,000	129
Chipotle Mexican Grill, Inc. Class A(Æ)	3,328	1,411	Hershey Co. (The)	1,500	166
Coach, Inc.	14,571	628	Hormel Foods Corp.	19,069	712
Comcast Corp. Class A	75,692	5,090	JM Smucker Co. (The)	1,470	227
Costco Wholesale Corp.	4,010	671	Kellogg Co.	8,208	679
Dana Holding Corp.	52,900	722	Kimberly-Clark Corp.	2,200	285
Dollar General Corp.	383	36	Kraft Heinz Co. (The)	8,003	691
Dollar Tree, Inc.(Æ)	7,477	720	Kroger Co. (The)	16,976	580
Estee Lauder Cos., Inc. (The) Class A	2,300	214	Mondelez International, Inc. Class A	54,168	2,382
Ford Motor Co.	98,394	1,245	Monster Beverage Corp.(Æ)	315	51
General Motors Co.	31,769	1,002	PepsiCo, Inc.	31,200	3,399
Harman International Industries, Inc.	2,500	207	Philip Morris International, Inc.	4,350	436
Home Depot, Inc. (The)	16,860	2,331	Procter & Gamble Co. (The)	62,444	5,345
JC Penney Co., Inc.(Æ)	179,300	1,732	Reynolds American, Inc.	2,772	139
Johnson Controls, Inc.	38,030	1,746	Sanderson Farms, Inc.	300	26
Lennar Corp. Class A	35,100	1,643	Sysco Corp.	34,268	1,774
Lowe's Cos., Inc.	21,760	1,790	Walgreens Boots Alliance, Inc.	2,260	179
Macy's, Inc.	33,299	1,193	Whole Foods Market, Inc.	40,454	1,233
McDonald's Corp.	6,124	721			26,163
Michael Kors Holdings, Ltd.(Æ)	2,200	114
Murphy USA, Inc.(Æ)	1,700	130	Energy - 7.8%
Newell Brands, Inc.	14,900	782	Antero Resources Corp.(Æ)	10,100	265
News Corp. Class A	64,100	831	Baker Hughes, Inc.	32,700	1,564
Nike, Inc. Class B	49,388	2,740	Chesapeake Energy Corp.(Æ)	32,700	177
NVR, Inc.(Æ)	149	254	Chevron Corp.	52,201	5,350
Office Depot, Inc.	4,700	16	ConocoPhillips	7,100	290
Panera Bread Co. Class A(Æ)	3,054	670	Core Laboratories NV	7,759	906
Priceline Group, Inc. (The)(Æ)	993	1,341	CVR Energy, Inc.	3,300	49
Ross Stores, Inc.	9,580	592	Devon Energy Corp.	19,500	746
Royal Caribbean Cruises, Ltd.	10,777	781	Diamond Offshore Drilling, Inc.(Æ)	5,600	127
Six Flags Entertainment Corp.	4,100	231	EOG Resources, Inc.	29,763	2,431
Staples, Inc.	14,400	134	Exxon Mobil Corp.	58,299	5,187
Starbucks Corp.	42,738	2,482	First Solar, Inc.(Æ)	2,600	121
Target Corp.	12,266	924	FMC Technologies, Inc.(Æ)	7,400	188
Thor Industries, Inc.	1,300	100	Halliburton Co.	147	6
Time Warner, Inc.	1,049	80	HollyFrontier Corp.	1,600	41
Time, Inc.	7,300	119	Laredo Petroleum, Inc.(Æ)	9,100	91
TJX Cos., Inc.	20,537	1,679	Marathon Oil Corp.	59,200	807
Twenty-First Century Fox, Inc. Class A	20,437	544	Marathon Petroleum Corp.	3,000	118
Twenty-First Century Fox, Inc. Class B	825	22	Nabors Industries, Ltd.	59,814	538
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	7,775	2,031	Newfield Exploration Co.(Æ)	17,000	736
Under Armour, Inc. Class A(Æ)	11,666	460	Noble Energy, Inc.	9,500	339
VF Corp.	456	28	NOW, Inc.(Æ)	2,500	46
Visteon Corp.(Æ)	700	49	Occidental Petroleum Corp.	3,986	298
Wal-Mart Stores, Inc.	29,641	2,163	PBF Energy, Inc. Class A	1,700	38
Walt Disney Co. (The)	1,529	147	Phillips 66	1,508	115
Wynn Resorts, Ltd.	6,164	604	Pioneer Natural Resources Co.	6,929	1,126
		48,394	Royal Dutch Shell PLC Class B - ADR	31,800	1,724
			Schlumberger, Ltd.	49,817	4,012
Consumer Staples - 7.0%			Superior Energy Services, Inc.(Æ)	5,400	86
Altria Group, Inc.	17,723	1,200	Transocean, Ltd.(Æ)	41,400	455
Archer-Daniels-Midland Co.	20,661	931	Valero Energy Corp.	17,440	912
Coca-Cola Co. (The)	11,000	480	Whiting Petroleum Corp.(Æ)	7,600	56
Colgate-Palmolive Co.	20,220	1,505	World Fuel Services Corp.	2,100	100
ConAgra Foods, Inc.	11,700	547			29,045
Constellation Brands, Inc. Class A	4,855	800

See accompanying notes which are an integral part of this quarterly report.

28 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Financial Services - 19.2%			Prologis, Inc.(ö)	693	38
Aflac, Inc.	4,759	344	Prudential Financial, Inc.	125	9
Alleghany Corp.(Æ)	400	217	Public Storage(ö)	979	234
Alliance Data Systems Corp.(Æ)	4,934	1,142	Reinsurance Group of America, Inc. Class A	2,300	228
Allied World Assurance Co. Holdings AG	3,300	135	Santander Consumer USA Holdings, Inc.(Æ)	26,300	289
Allstate Corp. (The)	34,537	2,360	Simon Property Group, Inc.(ö)	121	27
American Express Co.	3,104	200	State Street Corp.	33,060	2,175
American International Group, Inc.	5,762	314	SunTrust Banks, Inc.	14,100	596
American Tower Corp.(ö)	6,050	700	Synchrony Financial	42,789	1,193
Ameriprise Financial, Inc.	6,647	637	Travelers Cos., Inc. (The)	15,582	1,811
Aon PLC	10,053	1,077	US Bancorp	59,578	2,513
Aspen Insurance Holdings, Ltd.	3,700	170	Visa, Inc. Class A	53,394	4,167
Assurant, Inc.	3,000	249	Voya Financial, Inc.	33,800	866
AvalonBay Communities, Inc.(ö)	579	107	Wells Fargo & Co.	140,507	6,742
Axis Capital Holdings, Ltd.	1,600	89	Welltower, Inc.(ö)	465	37
Bank of America Corp.	2,000	29	Willis Towers Watson PLC	8,694	1,075
Bank of New York Mellon Corp. (The)	571	22	XL Group, Ltd.	7,600	263
BB&T Corp.	4,052	149	Zions Bancorporation	43,300	1,207
Berkshire Hathaway, Inc. Class B(Æ)	17,455	2,518			71,175
BlackRock, Inc. Class A	4,801	1,758
Capital One Financial Corp.	2,000	134	Health Care - 14.2%
CBL & Associates Properties, Inc.(ö)	7,600	93	Abbott Laboratories	9,299	416
CBOE Holdings, Inc.	1,540	106	AbbVie, Inc.	420	28
Chubb, Ltd.	20,237	2,536	Aetna, Inc.	466	54
Citigroup, Inc.	117,262	5,137	Agilent Technologies, Inc.	13,413	645
Citizens Financial Group, Inc.	37,800	844	Allergan PLC(Æ)	522	132
CME Group, Inc. Class A	931	95	AmerisourceBergen Corp. Class A	6,280	535
CNA Financial Corp.	2,890	92	Amgen, Inc.	15,136	2,603
Crown Castle International Corp.(ö)	8,668	841	Anthem, Inc.	19,371	2,544
Discover Financial Services	1,764	100	Baxter International, Inc.	12,208	586
E*Trade Financial Corp.(Æ)	5,000	125	Becton Dickinson and Co.	278	49
Endurance Specialty Holdings, Ltd.	3,300	223	Biogen, Inc.(Æ)	3,099	898
Equifax, Inc.	5,466	724	Bio-Rad Laboratories, Inc. Class A(Æ)	1,450	210
Equinix, Inc.(ö)	3,823	1,425	Boston Scientific Corp.(Æ)	26,200	636
Equity Residential(ö)	784	53	Bristol-Myers Squibb Co.	41,498	3,105
Everest Re Group, Ltd.	1,160	219	Bruker Corp.	4,000	100
FactSet Research Systems, Inc.	960	165	Cardinal Health, Inc.	18,733	1,566
Federal Realty Investment Trust(ö)	340	58	Centene Corp.(Æ)	3,300	233
Fidelity National Information Services, Inc.	9,196	731	Cerner Corp.(Æ)	25,886	1,615
FleetCor Technologies, Inc.(Æ)	17,339	2,630	Cigna Corp.	24,806	3,200
Franklin Resources, Inc.	807	29	CR Bard, Inc.	1,870	418
General Growth Properties, Inc.(ö)	866	28	DexCom, Inc.(Æ)	8,712	804
Global Payments, Inc.	3,600	269	Edwards Lifesciences Corp.(Æ)	17,100	1,958
Goldman Sachs Group, Inc. (The)	4,896	778	Eli Lilly & Co.	23,580	1,954
Hanover Insurance Group, Inc. (The)	2,200	181	Endo International PLC(Æ)	9,500	165
Hartford Financial Services Group, Inc.	50,030	1,994	Express Scripts Holding Co.(Æ)	903	69
HCP, Inc.(ö)	15,600	612	Gilead Sciences, Inc.	27,780	2,207
Intercontinental Exchange, Inc.	4,784	1,264	Humana, Inc.	197	34
Jones Lang LaSalle, Inc.	3,300	361	Intuitive Surgical, Inc.(Æ)	2,819	1,962
JPMorgan Chase & Co.	76,830	4,916	Johnson & Johnson	64,310	8,055
Lincoln National Corp.	6,500	284	McKesson Corp.	3,952	769
M&T Bank Corp.	3,740	428	Medtronic PLC	3,084	270
Marsh & McLennan Cos., Inc.	688	45	Merck & Co., Inc.	39,244	2,302
MasterCard, Inc. Class A	31,019	2,955	Molina Healthcare, Inc.(Æ)	1,100	62
MetLife, Inc.	31,831	1,360	Mylan NV(Æ)	9,300	435
Morgan Stanley	1,279	37	Patterson Cos., Inc.	4,800	237
Northern Trust Corp.	10,500	710	Pfizer, Inc.	128,597	4,744
PNC Financial Services Group, Inc. (The)	17,783	1,470	Quorum Health Corp.(Æ)	3,600	39
Principal Financial Group, Inc.	8,300	387	Regeneron Pharmaceuticals, Inc.(Æ)	3,422	1,455
Progressive Corp. (The)	32,272	1,049	ResMed, Inc.	4,300	296

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Large Cap Equity Fund 29

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
St. Jude Medical, Inc.	265	22	ManpowerGroup, Inc.	3,900	271
Stryker Corp.	8,353	971	Norfolk Southern Corp.	398	36
Thermo Fisher Scientific, Inc.	6,791	1,079	Northrop Grumman Corp.	6,312	1,367
UnitedHealth Group, Inc.	20,882	2,991	Orbital ATK, Inc.	1,800	157
Veeva Systems, Inc. Class A(Æ)	1,100	42	Pentair PLC	16,400	1,047
Vertex Pharmaceuticals, Inc.(Æ)	268	26	Quanta Services, Inc.(Æ)	9,600	246
Zimmer Biomet Holdings, Inc.	224	29	Raytheon Co.	11,369	1,587
Zoetis, Inc. Class A	403	20	Roper Technologies, Inc.	620	106
		52,570	S&P Global, Inc.	5,633	688
			Southwest Airlines Co.	1,472	54
Materials and Processing - 3.2%			Terex Corp.	42,400	1,023
Acuity Brands, Inc.	906	238	Textron, Inc.	52,400	2,043
Air Products & Chemicals, Inc.	254	38	Trinity Industries, Inc.	11,700	272
Albemarle Corp.	2,900	244	Tyco International PLC	29,600	1,349
Allegheny Technologies, Inc.	35,200	627	Union Pacific Corp.	1,279	119
AptarGroup, Inc.	2,100	164	United Continental Holdings, Inc.(Æ)	495	23
Dow Chemical Co. (The)	45,446	2,439	United Parcel Service, Inc. Class B	648	70
Ecolab, Inc.	13,118	1,553	United Technologies Corp.	9,848	1,061
EI du Pont de Nemours & Co.	1,510	104	Waste Management, Inc.	2,747	182
International Flavors & Fragrances, Inc.	426	57	WESCO International, Inc.(Æ)	2,600	145
LyondellBasell Industries NV Class A	477	36	Zebra Technologies Corp. Class A(Æ)	3,900	207
Masco Corp.	26,995	985			33,660
Monsanto Co.	573	61
Nucor Corp.	10,900	585	Technology - 17.2%
PPG Industries, Inc.	23,454	2,456	Activision Blizzard, Inc.	30,143	1,211
Praxair, Inc.	483	56	Advanced Micro Devices, Inc.(Æ)	49,600	340
Sealed Air Corp.	34,400	1,623	Alphabet, Inc. Class A(Æ)	3,203	2,535
Sherwin-Williams Co. (The)	41	12	Alphabet, Inc. Class C(Æ)	6,514	5,009
Westlake Chemical Corp.	4,800	220	Anixter International, Inc.(Æ)	2,400	147
WestRock Co.	6,900	296	Apple, Inc.	60,552	6,310
		11,794	Applied Materials, Inc.	128,447	3,377
			Arista Networks, Inc.(Æ)	700	50
Producer Durables - 9.1%			Arrow Electronics, Inc.(Æ)	1,720	114
3M Co.	809	144	Avnet, Inc.	10,600	436
Accenture PLC Class A	8,427	951	Broadcom, Ltd.	5,556	900
American Airlines Group, Inc.	827	29	CA, Inc.	8,800	305
Automatic Data Processing, Inc.	14,535	1,293	Ciena Corp.(Æ)	1,400	27
Boeing Co. (The)	7,277	973	Cisco Systems, Inc.	135,402	4,133
Caterpillar, Inc.	6,702	555	Cognizant Technology Solutions Corp. Class
CH Robinson Worldwide, Inc.	3,300	230	A(Æ)	802	46
Colfax Corp.(Æ)	4,200	123	Corning, Inc.	66,266	1,472
CSX Corp.	53,664	1,520	Cypress Semiconductor Corp.	86,100	1,002
Danaher Corp.	790	64	Electronic Arts, Inc.(Æ)	5,010	382
Deere & Co.	865	67	EMC Corp.	55,832	1,579
Delta Air Lines, Inc.	42,931	1,664	Facebook, Inc. Class A(Æ)	25,054	3,105
Eaton Corp. PLC	1,706	108	Finisar Corp.(Æ)	4,800	90
Emerson Electric Co.	1,952	109	Gartner, Inc.(Æ)	1,300	130
EnerSys	900	56	Hewlett Packard Enterprise Co.	23,823	501
Esterline Technologies Corp.(Æ)	900	55	HP, Inc.	25,708	360
Expeditors International of Washington, Inc.	11,800	583	Infinera Corp.(Æ)	2,100	18
FedEx Corp.	18,256	2,955	Intel Corp.	145,590	5,076
General Dynamics Corp.	2,862	420	International Business Machines Corp.	1,164	187
General Electric Co.	178,901	5,570	Jabil Circuit, Inc.	14,900	303
Honeywell International, Inc.	8,489	987	JDS Uniphase Corp.(Æ)	13,600	97
Huntington Ingalls Industries, Inc.	820	142	Juniper Networks, Inc.	14,600	331
Illinois Tool Works, Inc.	638	74	Lam Research Corp.	10,096	906
Insperity, Inc.	200	16	Leidos Holdings, Inc.	3,500	175
Kansas City Southern	7,881	757	Mentor Graphics Corp.	6,200	132
L-3 Communications Holdings, Inc.	5,600	849	Micron Technology, Inc.(Æ)	62,500	859
Lockheed Martin Corp.	5,194	1,313	Microsoft Corp.	114,823	6,509

See accompanying notes which are an integral part of this quarterly report.

30 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($) or		Value	Amount ($) or	Value
	Shares		$	Shares	$
NetApp, Inc.	8,700		229	(cost $14,299)	14,299
Nuance Communications, Inc.(Æ)	6,100		98
NVIDIA Corp.	10,700		611	Total Investments 99.8%
NXP Semiconductors NV(Æ)	8,711		733	(identified cost $313,020)	370,503
ON Semiconductor Corp.(Æ)	11,900		119
Oracle Corp.	89,433		3,672	Other Assets and Liabilities, Net
QUALCOMM, Inc.	4,435		278	- 0.2%	901
Red Hat, Inc.(Æ)	21,399		1,611	Net Assets - 100.0%	371,404
Salesforce.com, Inc.(Æ)	19,400		1,587
SAP SE - ADR	14,798		1,293
Seagate Technology PLC	5,800		186
Symantec Corp.	18,300		374
Synopsys, Inc.(Æ)	5,800		314
Tableau Software, Inc. Class A(Æ)	6,200		350
TE Connectivity, Ltd.	507		31
Texas Instruments, Inc.	10,460		729
VeriFone Systems, Inc.(Æ)	24,800		475
Verint Systems, Inc.(Æ)	4,800		169
VMware, Inc. Class A(Æ)	12,000		876
Western Digital Corp.	39,360		1,870
Yahoo!, Inc.(Æ)	372		14
Zynga, Inc. Class A(Æ)	49,600		142
			63,915

Utilities - 5.2%
AES Corp.	101,500		1,254
Ameren Corp.	4,900		257
American Electric Power Co., Inc.	15,247		1,056
American Water Works Co., Inc.	2,300		190
AT&T, Inc.	115,385		4,997
Consolidated Edison, Inc.	679		54
Dominion Resources, Inc.	2,963		231
DTE Energy Co.	2,000		195
Duke Energy Corp.	4,020		344
Edison International	8,158		631
Entergy Corp.	4,000		326
Eversource Energy	3,500		205
Exelon Corp.	6,280		234
FirstEnergy Corp.	8,600		300
Hawaiian Electric Industries, Inc.	600		19
NextEra Energy, Inc.	17,237		2,211
NRG Energy, Inc.	5,900		82
PG&E Corp.	9,210		588
Pinnacle West Capital Corp.	3,200		252
PPL Corp.	10,366		391
Public Service Enterprise Group, Inc.	6,134		282
Sempra Energy	892		100
Southern Co. (The)	13,454		720
T-Mobile US, Inc.(Æ)	6,200		287
US Cellular Corp.(Æ)	700		28
Verizon Communications, Inc.	75,603		4,189
Xcel Energy, Inc.	1,482		65
			19,488

Total Common Stocks
(cost $298,721)			356,204

Short-Term Investments - 3.9%
Russell U.S. Cash Management Fund	14,298,632	(8)	14,299
Total Short-Term Investments

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Large Cap Equity Fund 31

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	125	USD	13,552	09/16	460
S&P E-Mini Industrial Sector Index Futures	27	USD	1,564	09/16	33
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					493

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$48,394	$—	$—	$—	$48,394
Consumer Staples	26,163	—	—	—	26,163
Energy	29,045	—	—	—	29,045
Financial Services	71,175	—	—	—	71,175
Health Care	52,570	—	—	—	52,570
Materials and Processing	11,794	—	—	—	11,794
Producer Durables	33,660	—	—	—	33,660
Technology	63,915	—	—	—	63,915
Utilities	19,488	—	—	—	19,488
Short-Term Investments	—	—	—	14,299	14,299
Total Investments	356,204	—	—	14,299	370,503

Other Financial Instruments
Assets
Futures Contracts	493	—	—	—	493

Total Other Financial Instruments*	$493	$—	$—	$—	$493

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

32 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 92.2%			Tenneco, Inc.(Æ)	3,813	216
Consumer Discretionary - 12.5%			Time, Inc.	26,400	431
Aaron's, Inc. Class A	21,000	503	Toll Brothers, Inc.(Æ)	8,952	251
Advance Auto Parts, Inc.	2,145	364	Tractor Supply Co.	2,108	193
AutoZone, Inc.(Æ)	480	391	Tribune Media Co. Class A	6,800	252
Avis Budget Group, Inc.(Æ)	7,907	290	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	1,283	335
Brinker International, Inc.	4,600	217	Vail Resorts, Inc.	2,272	325
Carter's, Inc.	1,470	149	Wyndham Worldwide Corp.	1,013	72
Churchill Downs, Inc.	2,916	382			22,396
ClubCorp Holdings, Inc.	22,116	321
Cooper Tire & Rubber Co.	1,800	59	Consumer Staples - 4.3%
Darden Restaurants, Inc.	4,500	277	Brown-Forman Corp. Class B - ADR	975	96
Delphi Automotive PLC	4,766	323	Bunge, Ltd.	7,400	487
Dollar General Corp.	938	89	Campbell Soup Co.	8,353	520
Dollar Tree, Inc.(Æ)	2,409	232	Casey's General Stores, Inc.	1,950	261
DR Horton, Inc.	9,409	309	Church & Dwight Co., Inc.	2,853	280
Expedia, Inc.	5,767	673	Clorox Co. (The)	2,435	319
Fitbit, Inc. Class A(Æ)(Ñ)	1,400	19	ConAgra Foods, Inc.	607	28
Foot Locker, Inc.	3,012	180	Core-Mark Holding Co., Inc.	5,300	260
Gannett Co., Inc.	14,900	190	Dr Pepper Snapple Group, Inc.	7,979	786
Gentex Corp.	16,600	293	Energizer Holdings, Inc.(Æ)	3,200	271
Genuine Parts Co.	3,194	327	Flowers Foods, Inc.	11,100	204
Hanesbrands, Inc.	35,769	954	Hershey Co. (The)	5,562	616
Harley-Davidson, Inc.	160	8	Hormel Foods Corp.	11,540	431
Harman International Industries, Inc.	7,638	631	JM Smucker Co. (The)	2,430	375
Hasbro, Inc.	3,368	274	Kellogg Co.	51	4
International Game Technology PLC	1,700	36	McCormick & Co., Inc.	4,488	459
Interpublic Group of Cos., Inc. (The)	10,572	244	Mead Johnson Nutrition Co. Class A	3,603	321
Johnson Controls, Inc.	22,200	1,019	Pilgrim's Pride Corp.(Æ)	249	6
Lamar Advertising Co. Class A(ö)	1,293	88	Pinnacle Foods, Inc.	1,200	60
Lear Corp.	3,855	437	Post Holdings, Inc.(Æ)	270	23
Leggett & Platt, Inc.	4,794	252	Rite Aid Corp.(Æ)	35,940	252
Lennar Corp. Class A	5,710	267	Sanderson Farms, Inc.(Ñ)	5,700	499
Liberty Ventures Class A(Æ)	4,356	164	Spectrum Brands Holdings, Inc.	382	49
Live Nation Entertainment, Inc.(Æ)	10,600	291	Sysco Corp.	5,048	262
LKQ Corp.(Æ)	23,355	803	Tyson Foods, Inc. Class A	5,913	435
lululemon athletica, Inc.(Æ)	408	32	United Natural Foods, Inc.(Æ)	8,893	445
Marriott International, Inc. Class A(Ñ)	8,900	638			7,749
MGM Resorts International(Æ)	18,700	448
Michael Kors Holdings, Ltd.(Æ)	954	49	Energy - 6.7%
Mobileye NV(Æ)(Ñ)	6,854	328	Anadarko Petroleum Corp.	13,500	736
Mohawk Industries, Inc.(Æ)	1,533	320	Antero Resources Corp.(Æ)	14,900	390
Murphy USA, Inc.(Æ)	5,200	399	Baker Hughes, Inc.	23,794	1,138
Newell Brands, Inc.	7,471	392	Cabot Oil & Gas Corp.	20,700	511
NVR, Inc.(Æ)	338	576	Chesapeake Energy Corp.(Æ)	34,000	184
Omnicom Group, Inc.	7,184	591	Concho Resources, Inc.(Æ)	1,397	174
O'Reilly Automotive, Inc.(Æ)	3,044	885	CVR Energy, Inc.(Ñ)	7,300	108
Pandora Media, Inc.(Æ)(Ñ)	14,305	195	Energen Corp.(Æ)	7,000	332
Party City Holdco, Inc.(Æ)(Ñ)	19,942	319	Ensco PLC Class A	30,900	283
Polaris Industries, Inc.(Ñ)	253	25	First Solar, Inc.(Æ)	3,400	159
PVH Corp.	3,577	362	Helmerich & Payne, Inc.(Ñ)	408	25
Ralph Lauren Corp. Class A	9,700	952	Laredo Petroleum, Inc.(Æ)(Ñ)	10,600	106
Ross Stores, Inc.	13,004	804	Marathon Oil Corp.	30,800	420
Scripps Networks Interactive, Inc. Class A	4,196	277	Marathon Petroleum Corp.	20,700	815
Service Corp. International	970	27	Nabors Industries, Ltd.	28,200	254
ServiceMaster Global Holdings, Inc.(Æ)	4,712	178	National Oilwell Varco, Inc.	7,900	256
Signet Jewelers, Ltd.	3,803	334	NextEra Energy Partners, LP	29,500	921
Sirius XM Holdings, Inc.(Æ)(Ñ)	207,502	911	Noble Energy, Inc.	30,300	1,082
Six Flags Entertainment Corp.	3,791	214	ONEOK, Inc.	880	39
Starwood Hotels & Resorts Worldwide, Inc.	115	9	Parsley Energy, Inc. Class A(Æ)	635	18

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 33

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Patterson-UTI Energy, Inc.	27,100	526	Equifax, Inc.	3,429	454
Pioneer Natural Resources Co.	10,300	1,675	Equinix, Inc.(ö)	1,241	463
QEP Resources, Inc.(Æ)	11,600	211	Equity Commonwealth(Æ)(ö)	7,200	216
Range Resources Corp.	6,054	244	Equity LifeStyle Properties, Inc. Class A(ö)	1,162	96
Superior Energy Services, Inc.(Æ)	14,300	228	Equity One, Inc.(ö)	2,405	80
Tesoro Corp.	628	48	Essex Property Trust, Inc.(ö)	566	132
Transocean, Ltd.(Æ)	25,200	277	Everest Re Group, Ltd.	4,450	841
Weatherford International PLC(Æ)	66,200	376	Extra Space Storage, Inc.(ö)	1,197	103
Whiting Petroleum Corp.(Æ)	8,800	65	FactSet Research Systems, Inc.	1,670	287
World Fuel Services Corp.	6,800	324	Federal Realty Investment Trust(ö)	687	117
		11,925	First American Financial Corp.	1,000	42
			Fiserv, Inc.(Æ)	4,020	444
Financial Services - 25.1%			Forest City Realty Trust, Inc. Class A(ö)	3,696	87
Alleghany Corp.(Æ)	100	54	General Growth Properties, Inc.(ö)	2,423	77
Alliance Data Systems Corp.(Æ)	2,226	516	Genworth Financial, Inc. Class A(Æ)	111,000	317
Allied World Assurance Co. Holdings AG	8,540	350	Global Payments, Inc.	2,716	203
Allstate Corp. (The)	15,700	1,073	Hanover Insurance Group, Inc. (The)	6,800	560
American Campus Communities, Inc.(ö)	17,032	921	Hartford Financial Services Group, Inc.	42,100	1,678
American Homes 4 Rent Class A(ö)	4,089	89	Healthcare Trust of America, Inc. Class A(ö)	2,517	86
Ameriprise Financial, Inc.	7,900	757	Highwoods Properties, Inc.(ö)	1,643	92
AmTrust Financial Services, Inc.	16,460	393	Host Hotels & Resorts, Inc.(ö)	7,067	125
Annaly Capital Management, Inc.(ö)	8,693	95	Iron Mountain, Inc.(ö)	2,739	113
Apartment Investment & Management Co.			Jack Henry & Associates, Inc.	154	14
Class A(ö)	2,152	99	KeyCorp	66,400	777
Arch Capital Group, Ltd.(Æ)	4,300	312	Kilroy Realty Corp.(ö)	1,366	100
Aspen Insurance Holdings, Ltd.	8,500	391	Kimco Realty Corp.(ö)	3,787	122
Assurant, Inc.	3,900	324	Lazard, Ltd. Class A	47,735	1,706
Assured Guaranty, Ltd.	1,400	38	Liberty Property Trust(ö)	2,198	91
AvalonBay Communities, Inc.(ö)	6,347	1,178	M&T Bank Corp.	3,680	422
Axis Capital Holdings, Ltd.	5,800	322	Macerich Co. (The)(ö)	1,381	123
BankUnited, Inc.	25,400	763	Markel Corp.(Æ)	760	721
BB&T Corp.	19,907	734	MarketAxess Holdings, Inc.	794	128
Blackhawk Network Holdings, Inc. Class			MB Financial, Inc.	19,800	760
A(Æ)	13,121	456	Mid-America Apartment Communities, Inc.
Boston Properties, Inc.(ö)	5,517	784	(ö)	940	100
Brixmor Property Group, Inc.(ö)	3,167	90	Morningstar, Inc.	900	76
Brown & Brown, Inc.	4,900	180	National Retail Properties, Inc.(ö)	1,877	100
Camden Property Trust(ö)	1,116	100	Northern Trust Corp.	9,800	662
Care Capital Properties, Inc.(ö)	8,900	263	Omega Healthcare Investors, Inc.(Ñ)(ö)	2,627	91
CBOE Holdings, Inc.	4,040	278	PacWest Bancorp	9,200	380
CBRE Group, Inc. Class A(Æ)	4,884	139	Paramount Group, Inc.(ö)	19,400	342
Citizens Financial Group, Inc.	64,200	1,434	Parkway Properties, Inc.(ö)	22,200	386
CNA Financial Corp.	6,400	204	Post Properties, Inc.(ö)	5,000	318
Comerica, Inc.	9,900	448	Principal Financial Group, Inc.	9,400	438
Corporate Office Properties Trust(ö)	11,100	333	Progressive Corp. (The)	26,800	871
Corrections Corp. of America(ö)	2,271	73	Prologis, Inc.(ö)	3,422	186
Crown Castle International Corp.(ö)	650	63	Raymond James Financial, Inc.	9,204	505
CubeSmart(ö)	2,813	84	Realty Income Corp.(ö)	2,036	146
CyrusOne, Inc.(ö)	1,482	81	Regency Centers Corp.(ö)	8,773	745
DCT Industrial Trust, Inc.(ö)	1,717	86	Reinsurance Group of America, Inc. Class A	4,800	476
DDR Corp.(ö)	4,830	95	RenaissanceRe Holdings, Ltd.	3,350	394
Digital Realty Trust, Inc.(ö)	2,956	309	Santander Consumer USA Holdings, Inc.(Æ)	26,700	293
Douglas Emmett, Inc.(ö)	11,700	445	Senior Housing Properties Trust(ö)	4,211	94
Duke Realty Corp.(ö)	3,929	113	Signature Bank(Æ)	4,861	584
Dun & Bradstreet Corp. (The)	2,970	384	SL Green Realty Corp.(ö)	4,500	530
E*Trade Financial Corp.(Æ)	12,800	321	Sovran Self Storage, Inc.(Æ)(ö)	792	81
East West Bancorp, Inc.	10,300	352	Spirit Realty Capital, Inc.(ö)	7,180	98
Eaton Vance Corp.	461	17	Starwood Property Trust, Inc.(ö)	3,889	85
Endurance Specialty Holdings, Ltd.	6,800	460	STORE Capital Corp.(ö)	10,126	316
EPR Properties(ö)	1,087	91	Sun Communities, Inc.(ö)	1,142	90

See accompanying notes which are an integral part of this quarterly report.

34 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Synchrony Financial	13,600	379	Quorum Health Corp.(Æ)	8,075	88
Taubman Centers, Inc.(ö)	1,511	122	ResMed, Inc.	3,034	209
TCF Financial Corp.	24,921	339	Steris PLC	10,900	773
UDR, Inc.(ö)	2,927	109	United Therapeutics Corp.(Æ)	734	89
Unum Group	6,300	210	Varian Medical Systems, Inc.(Æ)	541	51
Validus Holdings, Ltd.	2,500	124	VCA, Inc.(Æ)	327	23
Vantiv, Inc. Class A(Æ)	5,545	304	Veeva Systems, Inc. Class A(Æ)	4,800	182
Ventas, Inc.(ö)	2,314	176	Vertex Pharmaceuticals, Inc.(Æ)	4,731	459
VEREIT, Inc.(ö)	10,050	111	WellCare Health Plans, Inc.(Æ)	1,840	197
Voya Financial, Inc.	23,700	607	Wright Medical Group NV(Æ)	19,215	421
Waddell & Reed Financial, Inc. Class A	2,700	49	Zimmer Biomet Holdings, Inc.	715	94
Webster Financial Corp.	6,633	239			13,822
Weingarten Realty Investors(ö)	10,069	435
Welltower, Inc.(ö)	2,351	187	Materials and Processing - 5.3%
Western Alliance Bancorp(Æ)	2,100	71	Acuity Brands, Inc.	121	32
WEX, Inc.(Æ)	2,480	232	Alcoa, Inc.	3,518	37
Weyerhaeuser Co.(ö)	16,102	527	AptarGroup, Inc.	9,462	740
White Mountains Insurance Group, Ltd.	650	534	Ashland, Inc.	4,922	557
Willis Towers Watson PLC	11,946	1,477	Beacon Roofing Supply, Inc.(Æ)	5,745	270
WP Carey, Inc.(ö)	1,340	97	Bemis Co., Inc.	4,000	204
XL Group, Ltd.	42,200	1,461	Cabot Corp.	900	44
Zions Bancorporation	39,500	1,101	Caesarstone Sdot-Yam, Ltd.(Æ)(Ñ)	7,739	290
		44,947	Celanese Corp. Class A	4,700	298
			Crown Holdings, Inc.(Æ)	3,710	197
Health Care - 7.7%			Domtar Corp.	12,300	484
Abiomed, Inc.(Æ)	167	20	Eagle Materials, Inc.	6,600	554
Agilent Technologies, Inc.	14,900	717	Eastman Chemical Co.	422	28
Align Technology, Inc.(Æ)	333	30	Fastenal Co.(Ñ)	5,792	248
Allscripts Healthcare Solutions, Inc.(Æ)	14,700	208	Hexcel Corp.	4,963	214
AmerisourceBergen Corp. Class A	4,105	350	Ingersoll-Rand PLC	5,800	384
Amsurg Corp. Class A(Æ)	183	14	Ingevity Corp.(Æ)	843	32
BioMarin Pharmaceutical, Inc.(Æ)	3,449	343	International Flavors & Fragrances, Inc.	2,267	302
Bio-Rad Laboratories, Inc. Class A(Æ)	500	73	ITT, Inc.	5,500	175
Bruker Corp.	1,039	26	Martin Marietta Materials, Inc.	1,433	290
Centene Corp.(Æ)	4,061	286	Masco Corp.	9,360	342
Cigna Corp.	16,100	2,076	Masonite International Corp.(Æ)	3,004	210
Community Health Systems, Inc.(Æ)	17,500	223	Mosaic Co. (The)	440	12
CR Bard, Inc.	1,642	367	Newmont Mining Corp.	4,984	219
DaVita HealthCare Partners, Inc.(Æ)	972	75	Nucor Corp.	6,270	336
Dentsply Sirona, Inc.	9,223	591	Owens Corning	4,244	225
Edwards Lifesciences Corp.(Æ)	3,343	383	Platform Specialty Products Corp.(Æ)	5,900	54
Endo International PLC(Æ)	13,052	227	PPG Industries, Inc.	6,200	649
Envision Healthcare Holdings, Inc.(Æ)	12,483	307	Reliance Steel & Aluminum Co.	3,503	275
Exact Sciences Corp.(Æ)(Ñ)	11,173	194	Royal Gold, Inc.	75	6
Henry Schein, Inc.(Æ)	1,345	243	RPM International, Inc.	1,366	74
Humana, Inc.	6,100	1,053	Sherwin-Williams Co. (The)	2,100	630
IDEXX Laboratories, Inc.(Æ)	1,756	165	Sonoco Products Co.	1,099	56
Incyte Corp.(Æ)	1,445	130	USG Corp.(Æ)	366	10
Intrexon Corp.(Æ)	1,300	33	Vulcan Materials Co.	2,713	336
Intuitive Surgical, Inc.(Æ)	790	550	Watsco, Inc.	1,660	239
Laboratory Corp. of America Holdings(Æ)	1,184	165	Westlake Chemical Corp.	5,459	250
Medicines Co. (The)(Æ)(Ñ)	7,674	300	WestRock Co.	5,205	223
Medivation, Inc.(Æ)	1,383	88			9,526
NuVasive, Inc.(Æ)	3,654	227
OPKO Health, Inc.(Æ)(Ñ)	1,352	13	Producer Durables - 12.5%
Pacira Pharmaceuticals, Inc.(Æ)(Ñ)	8,419	305	Air Lease Corp. Class A	8,100	233
Patterson Cos., Inc.	4,800	237	Alaska Air Group, Inc.	9,200	618
PerkinElmer, Inc.	5,815	331	Allison Transmission Holdings, Inc. Class A	24,642	710
Perrigo Co. PLC	4,000	366	American Airlines Group, Inc.	9,945	353
Quintiles Transnational Holdings, Inc.(Æ)	6,700	520	AO Smith Corp.	4,949	460

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 35

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Avery Dennison Corp.	625	49	Analog Devices, Inc.	8,100	517
B/E Aerospace, Inc.	5,207	249	Applied Materials, Inc.	33,800	889
BWX Technologies, Inc.	5,600	206	ARRIS International PLC(Æ)	14,790	403
Carlisle Cos., Inc.	2,732	282	Arrow Electronics, Inc.(Æ)	3,600	239
CH Robinson Worldwide, Inc.	9,707	676	Avnet, Inc.	14,700	604
Chicago Bridge & Iron Co.	8,900	301	Black Knight Financial Services, Inc. Class
Colfax Corp.(Æ)	1,200	35	A(Æ)(Ñ)	7,813	304
CoStar Group, Inc.(Æ)	2,182	454	Cadence Design Systems, Inc.(Æ)	13,060	314
CSX Corp.	17,300	490	Coherent, Inc.(Æ)	1,486	158
Delta Air Lines, Inc.	19,000	736	Commercehub, Inc.(Æ)	1,307	18
Donaldson Co., Inc.	7,300	264	Cypress Semiconductor Corp.(Ñ)	108,200	1,259
Dycom Industries, Inc.(Æ)	3,590	338	Dolby Laboratories, Inc. Class A	4,600	231
EnerSys	1,700	106	Electronic Arts, Inc.(Æ)	1,221	93
Expeditors International of Washington, Inc.	13,232	654	F5 Networks, Inc.(Æ)	1,571	194
Fortive Corp.	11,600	559	Finisar Corp.(Æ)	6,500	122
Genpact, Ltd.(Æ)	17,441	467	Fleetmatics Group PLC(Æ)(Ñ)	4,996	215
Graco, Inc.	232	17	Gartner, Inc.(Æ)	2,323	233
Hubbell, Inc. Class B	4,950	534	GoDaddy, Inc. Class A(Æ)(Ñ)	9,151	274
Huntington Ingalls Industries, Inc.	200	35	Groupon, Inc. Class A(Æ)(Ñ)	37,511	181
IDEX Corp.	2,422	217	Harris Corp.	13,300	1,152
JB Hunt Transport Services, Inc.	6,716	558	Hewlett Packard Enterprise Co.	29,700	624
KBR, Inc.	27,500	386	IMS Health Holdings, Inc.(Æ)	10,082	303
Korn/Ferry International	15,575	358	Infinera Corp.(Æ)	27,335	239
L-3 Communications Holdings, Inc. Class 3	4,210	638	InterXion Holding NV(Æ)	14,394	545
Landstar System, Inc.	3,400	240	Jabil Circuit, Inc.	16,900	344
Lincoln Electric Holdings, Inc.	3,300	205	JDS Uniphase Corp.(Æ)	84,800	605
Macquarie Infrastructure Corp.	8,800	675	Juniper Networks, Inc.	18,100	411
ManpowerGroup, Inc.	9,100	632	KLA-Tencor Corp.	8,891	673
MAXIMUS, Inc.	7,761	457	Leidos Holdings, Inc.(Ñ)	6,000	300
Mettler-Toledo International, Inc.(Æ)	769	316	Linear Technology Corp.	6,248	375
Mobile Mini, Inc.	4,062	132	LogMeIn, Inc.(Æ)	2,457	211
Moog, Inc. Class A(Æ)	2,200	121	Manhattan Associates, Inc.(Æ)	301	17
On Assignment, Inc.(Æ)	10,163	376	Marvell Technology Group, Ltd.	35,700	420
Orbital ATK, Inc.	12,600	1,098	Mentor Graphics Corp.	22,360	478
Oshkosh Corp.	6,200	342	Motorola Solutions, Inc.	264	18
Paychex, Inc.	13,422	796	NetApp, Inc.	33,100	872
Pentair PLC	10,000	638	Nuance Communications, Inc.(Æ)	10,400	167
Quanta Services, Inc.(Æ)	7,500	192	NVIDIA Corp.	2,143	122
Regal Beloit Corp.	1,200	73	Proofpoint, Inc.(Æ)(Ñ)	1,861	141
Rockwell Automation, Inc.	2,200	252	Qlik Technologies, Inc.(Æ)	2,214	67
Roper Technologies, Inc.	2,390	407	Sabre Corp.	871	25
Ryder System, Inc.	4,953	326	Sanmina Corp.(Æ)	2,200	56
Snap-on, Inc.	2,635	414	SBA Communications Corp. Class A(Æ)	7,900	909
Stanley Black & Decker, Inc.	2,834	345	Skyworks Solutions, Inc.	7,406	489
Terex Corp.	12,400	299	Symantec Corp.	15,200	311
Textron, Inc.	21,600	842	Synchronoss Technologies, Inc.(Æ)	26,728	998
Toro Co. (The)	2,596	239	Synopsys, Inc.(Æ)	6,900	374
Trimble Navigation, Ltd.(Æ)	10,501	278	VeriFone Systems, Inc.(Æ)	7,500	144
Trinity Industries, Inc.	18,100	420	Western Digital Corp.	13,550	644
Triumph Group, Inc.	4,100	126	Zynga, Inc. Class A(Æ)	122,800	352
Verisk Analytics, Inc. Class A(Æ)	3,804	324			19,394
WageWorks, Inc.(Æ)	9,347	578
WW Grainger, Inc.(Ñ)	711	156	Utilities - 7.3%
Zebra Technologies Corp. Class A(Æ)	3,800	201	Ameren Corp.	16,800	881
		22,483	American Water Works Co., Inc.	8,900	735
			Aqua America, Inc.	7,800	270
Technology - 10.8%			Atmos Energy Corp.	2,100	168
Advanced Micro Devices, Inc.(Æ)	70,000	480	CMS Energy Corp.	7,700	348
Amdocs, Ltd.	3,500	204	Consolidated Edison, Inc.	11,700	937
Amkor Technology, Inc.(Æ)	12,100	76	DTE Energy Co.	4,000	390

See accompanying notes which are an integral part of this quarterly report.

36 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
Edison International	9,200		712
Entergy Corp.	500		41
Exelon Corp.	15,600		582
FirstEnergy Corp.	13,100		457
Gogo, Inc.(Æ)(Ñ)	48,848		411
Hawaiian Electric Industries, Inc.	17,200		534
Level 3 Communications, Inc.(Æ)	3,224		163
Northwest Natural Gas Co.	7,000		455
PG&E Corp.	16,000		1,023
Pinnacle West Capital Corp.	6,900		544
Public Service Enterprise Group, Inc.	18,500		851
Sempra Energy	12,800		1,432
Telephone & Data Systems, Inc.	10,989		346
US Cellular Corp.(Æ)	3,600		146
Vectren Corp.	1,800		93
WEC Energy Group, Inc.	5,600		363
Xcel Energy, Inc.	23,900		1,051
Zayo Group Holdings, Inc.(Æ)	7,205		204
			13,137

Total Common Stocks
(cost $152,672)			165,379

Short-Term Investments - 7.3%
Russell U.S. Cash Management Fund	13,071,847	(8)	13,072
Total Short-Term Investments
(cost $13,072)			13,072

Other Securities - 4.0%
Russell U.S. Cash Collateral Fund(×)	7,216,237	(8)	7,216
Total Other Securities
(cost $7,216)			7,216

Total Investments 103.5%
(identified cost $172,960)			185,667

Other Assets and Liabilities, Net
-(3.5%)			(6,319)
Net Assets - 100.0%			179,348

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 37

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures	86	USD	13,389	09/16	355
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					355

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$22,396	$—	$—	$—	$22,396
Consumer Staples	7,749	—	—	—	7,749
Energy	11,925	—	—	—	11,925
Financial Services	44,947	—	—	—	44,947
Health Care	13,822	—	—	—	13,822
Materials and Processing	9,526	—	—	—	9,526
Producer Durables	22,483	—	—	—	22,483
Technology	19,394	—	—	—	19,394
Utilities	13,137	—	—	—	13,137
Short-Term Investments	—	—	—	13,072	13,072
Other Securities	—	—	—	7,216	7,216
Total Investments	165,379	—	—	20,288	185,667

Other Financial Instruments
Assets
Futures Contracts	355	—	—	—	355

Total Other Financial Instruments*	$355	$—	$—	$—	$355

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

38 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.7%			FTD Cos., Inc.(Æ)	127,080	3,216
Consumer Discretionary - 13.2%			Full House Resorts, Inc.(Æ)	566,085	1,013
A H Belo Corp. Class A	135,754	702	Gannett Co., Inc.	51,928	663
Aaron's, Inc. Class A	51,900	1,243	Genesco, Inc.(Æ)	100	7
Abercrombie & Fitch Co. Class A	47,100	975	Golden Entertainment, Inc.(Æ)	55,452	755
AMC Entertainment Holdings, Inc. Class A	34,962	1,029	Grand Canyon Education, Inc.(Æ)	4,966	209
American Woodmark Corp.(Æ)	10,152	754	Gray Television, Inc.(Æ)	202,420	2,004
Bassett Furniture Industries, Inc.	5,571	144	Group 1 Automotive, Inc.	3,700	231
Beazer Homes USA, Inc.(Æ)	68,515	657	Guess?, Inc.	7,055	104
Belmond, Ltd. Class A(Æ)	80,128	921	Harte-Hanks, Inc.(Æ)	61,079	101
Big 5 Sporting Goods Corp.	17,600	186	Hemisphere Media Group, Inc. Class A(Æ)	24,355	309
Biglari Holdings, Inc.(Æ)	1,039	431	hhgregg, Inc.(Æ)	11,500	24
Black Diamond, Inc.(Æ)	48,800	205	Horizon Global Corp.(Æ)	322,431	4,208
Bloomin' Brands, Inc.	165,351	2,973	HSN, Inc.	75,976	3,887
Blue Nile, Inc.(Æ)	28,002	814	IMAX Corp.(Æ)	15,407	487
BMC Stock Holdings, Inc.(Æ)	39,094	796	Isle of Capri Casinos, Inc.(Æ)	80,300	1,504
Boyd Gaming Corp.(Æ)	19,213	377	J Alexander's Holdings, Inc.(Æ)	229,573	2,197
Bravo Brio Restaurant Group, Inc.(Æ)	46,773	384	Jack in the Box, Inc.	83,119	7,347
Bridgepoint Education, Inc.(Æ)	10,600	76	JAKKS Pacific, Inc.(Æ)	74,260	685
Brinker International, Inc.	63,888	3,012	Jamba, Inc.(Æ)	28,696	310
Build-A-Bear Workshop, Inc. Class A(Æ)	30,516	416	K12, Inc.(Æ)	50,176	621
Burlington Stores, Inc.(Æ)	7,851	601	KAR Auction Services, Inc.	46,590	1,993
Caleres, Inc.	32,851	865	Kirkland's, Inc.(Æ)	44,763	682
Callaway Golf Co.	70,200	751	Lee Enterprises, Inc.(Æ)	667,707	1,229
Capella Education Co.	4,250	254	LGI Homes, Inc.(Æ)	78,962	2,711
Care.com, Inc.(Æ)	53,156	584	Libbey, Inc.	163,900	3,063
Career Education Corp.(Æ)	17,600	122	Liberty Ventures Class A(Æ)	147,409	5,559
Carrols Restaurant Group, Inc.(Æ)	11,812	143	Lifetime Brands, Inc.	22,300	299
Central Garden & Pet Co.(Æ)	26,631	646	Lindblad Expeditions Holdings, Inc.(Æ)	101,940	1,013
Century Communities, Inc.(Æ)	131,398	2,326	Lithia Motors, Inc. Class A	43,908	3,789
Cheesecake Factory, Inc. (The)	23,800	1,231	Lumber Liquidators Holdings, Inc.(Æ)	62,300	936
Cherokee, Inc.(Æ)	95,517	997	Malibu Boats, Inc. Class A(Æ)	69,059	942
Chico's FAS, Inc.	344,464	4,137	Marchex, Inc. Class B(Æ)	69,833	221
Children's Place, Inc. (The)	27,502	2,299	MarineMax, Inc.(Æ)	33,679	680
Chuy's Holdings, Inc.(Æ)	41,265	1,391	Matthews International Corp. Class A	29,600	1,779
Citi Trends, Inc.	88,018	1,468	MCBC Holdings, Inc.(Æ)	31,307	359
ClubCorp Holdings, Inc.	276,239	4,005	MDC Partners, Inc. Class A	642,294	8,196
Container Store Group, Inc. (The)(Æ)	32,400	179	Meredith Corp.	51,161	2,787
Cooper Tire & Rubber Co.	79,756	2,631	Monarch Casino & Resort, Inc.(Æ)	16,141	377
Cooper-Standard Holding, Inc.(Æ)	26,847	2,364	Monro Muffler Brake, Inc.	42,913	2,687
Crocs, Inc.(Æ)	53,200	603	Motorcar Parts of America, Inc.(Æ)	47,026	1,318
Dave & Buster's Entertainment, Inc.(Æ)	10,932	486	Movado Group, Inc.	47,993	1,084
Del Frisco's Restaurant Group, Inc.(Æ)	139,351	2,079	National CineMedia, Inc.	48,380	754
Del Taco Restaurants, Inc.(Æ)	263,192	2,766	Nautilus, Inc.(Æ)	91,191	1,718
Delta Apparel, Inc.(Æ)	55,637	1,329	Nexstar Broadcasting Group, Inc. Class A	32,444	1,640
Denny's Corp.(Æ)	123,700	1,380	Nutrisystem, Inc.	35,161	1,040
Destination XL Group, Inc.(Æ)	59,300	306	Ollie's Bargain Outlet Holdings, Inc.(Æ)	25,282	661
DeVry Education Group, Inc.	140,311	3,125	Outfront Media, Inc.(ö)	148,435	3,454
Duluth Holdings, Inc. Class B(Æ)	30,163	748	Oxford Industries, Inc.	58,018	3,317
Eldorado Resorts, Inc.(Æ)	170,501	2,464	Papa John's International, Inc.	35,817	2,649
Entercom Communications Corp. Class A	28,566	417	PCM, Inc.(Æ)	1,300	22
Entravision Communications Corp. Class A	92,835	674	Peak Resorts, Inc.	171,713	838
Ethan Allen Interiors, Inc.	15,151	526	Penn National Gaming, Inc.(Æ)	72,098	1,083
EW Scripps Co. (The) Class A(Æ)	207,491	3,519	Performance Sports Group, Ltd.(Æ)	369,600	1,231
Express, Inc.(Æ)	11,825	177	Perry Ellis International, Inc.(Æ)	14,602	313
Famous Dave's of America, Inc.(Æ)	5,585	32	Pinnacle Entertainment, Inc.(Æ)	86,389	943
Fiesta Restaurant Group, Inc.(Æ)	247,353	5,526	Pool Corp.	69,341	7,092
Finish Line, Inc. (The) Class A	222,584	4,837	QuinStreet, Inc.(Æ)	50,200	182
Five Below, Inc.(Æ)	31,461	1,605	Quotient Technology, Inc.(Æ)	51,254	649
Flexsteel Industries, Inc.	3,813	157	Radio One, Inc. Class D(Æ)	419,780	1,343

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 39

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Red Lion Hotels Corp.(Æ)	59,183	470	Farmer Brothers Co.(Æ)	32,086	984
Red Rock Resorts, Inc. Class A	48,574	1,118	Flowers Foods, Inc.	206,281	3,793
Rent-A-Center, Inc. Class A	35,800	387	Fresh Del Monte Produce, Inc.	6,536	372
Rocky Brands, Inc.	9,910	109	Freshpet, Inc.(Æ)	91,600	801
Rosetta Stone, Inc.(Æ)	20,027	154	Inventure Foods, Inc.(Æ)	193,110	1,665
Ruby Tuesday, Inc.(Æ)	143,300	579	J&J Snack Foods Corp.	58,391	7,101
Scholastic Corp.	47,203	1,940	Lancaster Colony Corp.	11,050	1,436
Scientific Games Corp. Class A(Æ)	125,232	1,334	Medifast, Inc.	4,700	165
SeaWorld Entertainment, Inc.	41,395	637	MGP Ingredients, Inc.	61,610	2,649
Select Comfort Corp.(Æ)	30,825	735	National Beverage Corp.(Æ)	19,791	1,135
Sequential Brands Group, Inc.(Æ)	168,700	1,372	Natural Health Trends Corp.	48,457	1,628
Shoe Carnival, Inc.	17,100	450	Nomad Foods, Ltd.(Æ)	365,439	3,234
Six Flags Entertainment Corp.	21,800	1,229	Post Holdings, Inc.(Æ)	19,543	1,694
Sizmek, Inc.(Æ)	29,710	81	Primo Water Corp.(Æ)	93,094	1,115
Skechers U.S.A., Inc. Class A(Æ)	51,999	1,249	Sanderson Farms, Inc.	30,159	2,642
Sonic Corp.	32,700	880	Snyders-Lance, Inc.	44,874	1,537
Stamps.com, Inc.(Æ)	13,685	1,037	SpartanNash Co.	162,046	5,104
Standard Motor Products, Inc.	97,142	4,074	Tootsie Roll Industries, Inc.	23,315	866
Steven Madden, Ltd.(Æ)	71,142	2,491	TreeHouse Foods, Inc.(Æ)	16,878	1,742
Stoneridge, Inc.(Æ)	48,227	804	United Natural Foods, Inc.(Æ)	31,289	1,564
Strayer Education, Inc.(Æ)	5,500	251			67,446
Sturm Ruger & Co., Inc.	1,227	83
Superior Industries International, Inc.	25,382	776	Energy - 3.0%
Superior Uniform Group, Inc.	207,262	3,331	Ameresco, Inc. Class A(Æ)	34,128	169
Thor Industries, Inc.	53,438	4,090	Approach Resources, Inc.(Æ)	170,800	284
Tile Shop Holdings, Inc.(Æ)	100,823	1,719	Archrock, Inc.	45,400	405
Tilly's, Inc. Class A(Æ)	87,723	499	Bill Barrett Corp.(Æ)	201,600	1,204
Time, Inc.	229,820	3,753	Callon Petroleum Co.(Æ)	238,197	2,713
TiVo, Inc.(Æ)	76,000	801	Capstone Turbine Corp.(Æ)	40,200	62
Tower International, Inc.	32,691	755	Carrizo Oil & Gas, Inc.(Æ)	69,032	2,264
Townsquare Media, Inc. Class A(Æ)	198,529	1,624	Clean Energy Fuels Corp.(Æ)	89,100	266
TRI Pointe Group, Inc.(Æ)	132,916	1,788	Cobalt International Energy, Inc.(Æ)	244,400	364
Tribune Media Co. Class A	69,796	2,586	Contango Oil & Gas Co.(Æ)	71,371	659
TubeMogul, Inc.(Æ)	91,801	1,029	Delek US Holdings, Inc.	420,823	5,269
Universal Electronics, Inc.(Æ)	15,954	1,234	Eclipse Resources Corp.(Æ)	282,483	890
Universal Technical Institute, Inc.(Æ)	4,700	11	EnerNOC, Inc. - ADR(Æ)	51,300	384
Vail Resorts, Inc.	14,086	2,015	EP Energy Corp. Class A(Æ)	12,200	51
Vera Bradley, Inc.(Æ)	13,981	204	Exterran Corp.(Æ)	69,980	890
Vince Holding Corp.(Æ)	12,100	60	Flotek Industries, Inc.(Æ)	42,800	608
Vista Outdoor, Inc.(Æ)	50,120	2,509	Gastar Exploration, Inc.(Æ)	1,065,360	976
Vitamin Shoppe, Inc.(Æ)	11,600	339	Green Plains, Inc.	139,442	3,163
VOXX International Corp. Class A(Æ)	35,686	95	Gulf Island Fabrication, Inc.	32,887	278
WCI Communities, Inc.(Æ)	13,270	223	Gulfport Energy Corp.(Æ)	57,700	1,678
West Marine, Inc.(Æ)	30,660	269	Hallador Energy Co.	18,300	99
William Lyon Homes Class A(Æ)	152,157	2,640	Helix Energy Solutions Group, Inc.(Æ)	254,954	2,024
Wolverine World Wide, Inc.	156,504	3,833	Independence Contract Drilling, Inc.(Æ)	152,062	765
XO Group, Inc.(Æ)	42,887	782	ION Geophysical Corp.(Æ)	3,620	18
YuMe, Inc.(Æ)	33,520	120	Jones Energy, Inc. Class A(Æ)	19,000	70
ZAGG, Inc.(Æ)	39,340	249	Matrix Service Co.(Æ)	68,700	1,138
Zoe's Kitchen, Inc.(Æ)	14,055	500	Nabors Industries, Ltd.	483,066	4,348
		235,658	Newpark Resources, Inc.(Æ)	152,700	965
			Pacific Ethanol, Inc.(Æ)	226,200	1,545
Consumer Staples - 3.8%			Par Pacific Holdings, Inc.(Æ)	5,900	88
Andersons, Inc. (The)	128,765	4,762	Parker Drilling Co.(Æ)	60,400	125
Boston Beer Co., Inc. Class A(Æ)	3,355	613	Parsley Energy, Inc. Class A(Æ)	50,290	1,434
Cadiz, Inc.(Æ)	71,600	498	PBF Energy, Inc. Class A	4,800	107
Cal-Maine Foods, Inc.(Æ)	36,803	1,542	Phillips 66 Partners, LP	73,016	3,906
Casey's General Stores, Inc.	56,116	7,494	Pioneer Energy Services Corp.(Æ)	31,849	100
Core-Mark Holding Co., Inc.	196,492	9,620	QEP Resources, Inc.(Æ)	105,120	1,913
Energizer Holdings, Inc.	32,789	1,690	Renewable Energy Group, Inc.(Æ)	111,000	1,082

See accompanying notes which are an integral part of this quarterly report.

40 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
REX American Resources Corp.(Æ)	2,785	183	Cash America International, Inc.	72,457	3,105
Rice Energy, Inc.(Æ)	43,954	1,025	CatchMark Timber Trust, Inc. Class A(ö)	155,200	1,879
Ring Energy, Inc.(Æ)	89,048	707	Cedar Realty Trust, Inc.(ö)	295,800	2,378
Sanchez Energy Corp.(Æ)	209,426	1,328	CenterState Banks, Inc.	71,576	1,192
Seadrill, Ltd.(Æ)	233,200	693	Central Pacific Financial Corp.	95,600	2,345
SunCoke Energy, Inc.(Æ)	85,800	655	Central Valley Community Bancorp	18,209	272
Superior Energy Services, Inc.(Æ)	53,071	848	Charter Financial Corp.	131,208	1,711
Synergy Resources Corp.(Æ)	129,200	841	Chatham Lodging Trust(ö)	30,948	742
TETRA Technologies, Inc.(Æ)	334,300	2,009	Chemical Financial Corp.	55,976	2,316
Westmoreland Coal Co.(Æ)	127,700	1,220	Cherry Hill Mortgage Investment Corp.(ö)	13,514	208
Whiting Petroleum Corp.(Æ)	17,400	128	Chesapeake Lodging Trust(ö)	21,568	545
Willbros Group, Inc.(Æ)	14,700	30	City Office REIT, Inc.(ö)	61,820	838
World Fuel Services Corp.	24,360	1,160	CNO Financial Group, Inc.	102,300	1,777
WPX Energy, Inc.(Æ)	89,329	892	CoBiz Financial, Inc.	106,472	1,315
		54,023	Cohen & Steers, Inc.	88,050	3,795
			Colony Capital, Inc. Class A(ö)	34,665	616
Financial Services - 24.5%			Colony Starwood Homes(ö)	108,780	3,564
Agree Realty Corp.(ö)	13,498	685	Columbia Banking System, Inc.	198,575	6,021
Alexander's, Inc.(ö)	2,040	876	Community Healthcare Trust, Inc.(ö)	121,869	2,802
Altisource Residential Corp.(ö)	101,467	974	Community Trust Bancorp, Inc.	15,070	524
American Campus Communities, Inc.(ö)	3,000	162	CommunityOne Bancorp(Æ)	14,313	186
American Equity Investment Life Holding			Consolidated-Tomoka Land Co.	40,231	1,969
Co.	197,392	3,144	CorEnergy Infrastructure Trust, Inc.(ö)	27,727	816
American National Bankshares, Inc.	3,290	86	CoreSite Realty Corp. Class A(ö)	7,389	610
AMERISAFE, Inc.	29,478	1,725	Corporate Office Properties Trust(ö)	152,071	4,556
Apollo Commercial Real Estate Finance,			Cousins Properties, Inc.(ö)	427,726	4,551
Inc.(ö)	29,242	475	Crawford & Co. Class B	67,385	740
Arbor Realty Trust, Inc.(ö)	19,610	140	CU Bancorp(Æ)	9,144	217
Ares Commercial Real Estate Corp.(ö)	80,890	1,027	CubeSmart(ö)	5,608	167
Argo Group International Holdings, Ltd.	40,699	2,112	Customers Bancorp, Inc.(Æ)	88,100	2,268
Armada Hoffler Properties, Inc.(ö)	13,400	201	CyrusOne, Inc.(ö)	88,184	4,834
Ashford Hospitality Trust, Inc.(ö)	150,000	894	Diamond Hill Investment Group, Inc.	10,741	2,051
Ashford, Inc.(Æ)	14,576	671	DiamondRock Hospitality Co.(ö)	88,700	871
Associated Capital Group, Inc. Class A	8,159	244	Donegal Group, Inc. Class A	2,136	35
Assurant, Inc.	11,000	913	DuPont Fabros Technology, Inc.(ö)	78,906	3,774
Atlantic Capital Bancshares, Inc.(Æ)	20,400	303	Eagle Bancorp, Inc.(Æ)	4,315	222
Baldwin & Lyons, Inc. Class B	12,000	318	East West Bancorp, Inc.	7,700	264
Banc of California, Inc.	37,010	821	Easterly Government Properties, Inc.(ö)	21,397	438
BancFirst Corp.	15,700	1,029	EastGroup Properties, Inc.(ö)	16,600	1,222
Bank Mutual Corp.	54,439	416	Education Realty Trust, Inc.(ö)	22,467	1,082
Bank of Marin Bancorp	7,110	353	EMC Insurance Group, Inc.	13,399	372
Bank of the Ozarks, Inc.	171,263	6,164	Employers Holdings, Inc.	40,400	1,152
Banner Corp.	3,657	153	Enova International, Inc. Class W(Æ)	72,800	662
Beneficial Bancorp, Inc.	61,564	835	Enstar Group, Ltd.(Æ)	2,320	386
Berkshire Hills Bancorp, Inc.	34,244	903	EPR Properties(ö)	8,100	681
BGC Partners, Inc. Class A	160,410	1,423	Equity Commonwealth(Æ)(ö)	100,335	3,012
Bluerock Residential Growth REIT, Inc.			Essent Group, Ltd.(Æ)	59,449	1,424
Class A(ö)	92,440	1,231	Euronet Worldwide, Inc.(Æ)	12,405	946
BNC Bancorp	101,115	2,453	Evercore Partners, Inc. Class A	55,413	2,808
Brandywine Realty Trust(ö)	200,561	3,383	Everi Holdings, Inc.(Æ)	68,800	131
Brookline Bancorp, Inc.	376,359	4,287	Farmers National Banc Corp.	7,100	68
Bryn Mawr Bank Corp.	3,600	106	FBR & Co.	92,500	1,394
Calamos Asset Management, Inc. Class A	21,000	146	FCB Financial Holdings, Inc. Class A(Æ)	20,410	714
Capital Bank Financial Corp. Class A	34,634	1,035	Federated National Holding Co.	21,331	447
Capital City Bank Group, Inc.	6,477	93	FelCor Lodging Trust, Inc.(ö)	268,405	1,704
Capital Southwest Corp.	57,933	848	Fidelity Southern Corp.	16,380	282
Cardinal Financial Corp.	103,750	2,673	Financial Institutions, Inc.	35,382	952
CareTrust REIT, Inc.(ö)	22,400	324	First BanCorp(Æ)	514,151	2,360
Carolina Financial Corp.	5,884	113	First Bancorp	14,600	273
Cascade Bancorp(Æ)	14,206	80	First Busey Corp.	38,832	875

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 41

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
First Business Financial Services, Inc.	12,460	295	Kearny Financial Corp.	485,294	6,319
First Connecticut Bancorp, Inc.	6,300	101	Kemper Corp.	83,740	2,870
First Defiance Financial Corp.	20,800	867	Kennedy-Wilson Holdings, Inc.	119,700	2,520
First Financial Corp.	17,615	675	Lakeland Bancorp, Inc.	103,560	1,233
First Financial Northwest, Inc.	4,900	69	LaSalle Hotel Properties(ö)	153,916	4,240
First Foundation, Inc.(Æ)	43,738	1,041	LCNB Corp.	60,561	1,074
First Internet Bancorp	1,100	26	LendingTree, Inc.(Æ)	50,405	5,090
First Interstate BancSystem, Inc. Class A	57,935	1,682	Mack-Cali Realty Corp.(ö)	44,148	1,245
First Merchants Corp.	100,803	2,641	Maiden Holdings, Ltd.	211,270	2,951
First Midwest Bancorp, Inc.	228,421	4,265	Marcus & Millichap, Inc.(Æ)	17,278	463
First NBC Bank Holding Co.(Æ)	62,460	1,189	MB Financial, Inc.	110,448	4,240
First Potomac Realty Trust(ö)	42,793	433	Medical Properties Trust, Inc.(ö)	94,310	1,481
FNB Corp.	518,307	6,194	Merchants Bancshares, Inc.	200	6
FNFV Group(Æ)	546,029	6,514	Meridian Bancorp, Inc.	191,304	2,812
Four Corners Property Trust, Inc.(ö)	23,641	513	Meta Financial Group, Inc.	8,600	470
Franklin Financial Network, Inc.(Æ)	15,538	526	MGIC Investment Corp.(Æ)	32,111	231
Franklin Street Properties Corp.(ö)	32,474	416	Midland States Bancorp, Inc.	48,865	1,112
FRP Holdings, Inc.(Æ)(Þ)	61,631	2,242	MidWestOne Financial Group, Inc.	900	26
Fulton Financial Corp.	117,800	1,608	Monmouth Real Estate Investment Corp.(ö)	57,635	797
Genworth Financial, Inc. Class A(Æ)	432,000	1,236	National Bank Holdings Corp. Class A	261,079	5,229
GEO Group, Inc. (The)(ö)	104,500	3,617	National Commerce Corp.(Æ)	2,100	51
German American Bancorp, Inc.	2,648	90	National Health Investors, Inc.(ö)	8,402	660
Getty Realty Corp.(ö)	19,695	447	National Storage Affiliates Trust(ö)	74,471	1,591
Golub Capital BDC, Inc.	28,690	546	National Western Life Group, Inc. Class A	3,739	707
Gramercy Property Trust(ö)	272,600	2,723	Navigators Group, Inc. (The)	27,700	2,595
Great Southern Bancorp, Inc.	15,630	613	New Senior Investment Group, Inc.(ö)	242,929	2,913
Great Western Bancorp, Inc.	39,500	1,310	New York REIT, Inc.(ö)	55,941	534
Green Dot Corp. Class A(Æ)	48,794	1,181	NexPoint Residential Trust, Inc.(ö)	70,161	1,367
Greenhill & Co., Inc.	95,876	1,901	Nicolet Bankshares, Inc.(Æ)	1,769	64
Hallmark Financial Services, Inc.(Æ)	24,180	257	Northfield Bancorp, Inc.	146,000	2,180
Hancock Holding Co.	238,855	6,924	Northrim BanCorp, Inc.	3,000	85
Hanover Insurance Group, Inc. (The)	15,600	1,285	Northwest Bancshares, Inc.	233,481	3,481
HCI Group, Inc.(Æ)	43,910	1,324	OceanFirst Financial Corp.	17,281	326
Healthcare Realty Trust, Inc.(ö)	36,100	1,305	Old Line Bancshares, Inc.	7,598	145
Heartland Financial USA, Inc.	20,707	760	Old National Bancorp	551,786	7,262
Hercules Technology Growth Capital, Inc.	74,485	988	OM Asset Management PLC	15,832	222
Heritage Commerce Corp.	16,200	170	One Liberty Properties, Inc.(ö)	6,012	150
Heritage Financial Corp.	142,234	2,483	OneBeacon Insurance Group, Ltd. Class A	27,429	384
Heritage Insurance Holdings, Inc.	89,508	1,109	Oppenheimer Holdings, Inc. Class A	11,000	173
Hersha Hospitality Trust Class A(ö)	31,550	596	Opus Bank	25,742	831
Hilltop Holdings, Inc.(Æ)	4,880	106	Orrstown Financial Services, Inc.	4,100	79
Home Bancorp, Inc.	3,500	101	Owens Realty Mortgage, Inc.(ö)	7,076	118
Home BancShares, Inc.	291,938	6,093	Pacific Mercantile Bancorp(Æ)	8,800	60
HomeTrust Bancshares, Inc.(Æ)	12,670	233	Pacific Premier Bancorp, Inc.(Æ)	49,809	1,203
Hope Bancorp, Inc.	69,771	1,072	PacWest Bancorp	85,840	3,549
Horace Mann Educators Corp.	10,100	345	Paramount Group, Inc.(ö)	15,400	272
Horizon Bancorp	3,000	83	Park Sterling Corp.	48,200	372
Houlihan Lokey, Inc. Class A	20,852	478	Parkway Properties, Inc.(ö)	363,034	6,306
Howard Hughes Corp. (The)(Æ)	14,800	1,768	Peapack Gladstone Financial Corp.	18,656	374
Iberiabank Corp.	122,466	7,650	Pebblebrook Hotel Trust(ö)	21,074	625
Independent Bank Corp.	118,039	1,815	PennyMac Financial Services, Inc. Class
Independent Bank Group, Inc.	13,125	555	A(Æ)	18,661	235
Infinity Property & Casualty Corp.	9,834	807	Peoples Bancorp, Inc.	12,544	282
InfraREIT, Inc.(ö)	35,600	629	People's Utah Bancorp	40,950	732
Investment Technology Group, Inc.	29,500	493	Physicians Realty Trust(ö)	66,335	1,441
Investors Bancorp, Inc.	88,800	1,009	Pinnacle Financial Partners, Inc.	24,524	1,302
Jack Henry & Associates, Inc.	65,719	5,865	Planet Payment, Inc.(Æ)	466,603	2,188
James River Group Holdings, Ltd.	17,598	592	Popular, Inc.	124,659	4,200
JMP Group LLC	84,358	457	Post Properties, Inc.(ö)	5,700	362
KCG Holdings, Inc. Class A(Æ)	61,712	934	Potlatch Corp.(ö)	215,956	8,260

See accompanying notes which are an integral part of this quarterly report.

42 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Preferred Apartment Communities, Inc. Class			Univest Corp. of Pennsylvania	10,167	214
A(ö)	81,896	1,218	Washington Federal, Inc.	84,200	2,105
Preferred Bank	22,980	751	Washington Real Estate Investment Trust(ö)	14,599	501
PrivateBancorp, Inc. Class A	4,800	212	WashingtonFirst Bankshares, Inc.	9,758	234
Prosperity Bancshares, Inc.	162,360	8,295	WesBanco, Inc.	122,182	3,778
Provident Financial Holdings, Inc.	6,037	118	Western Alliance Bancorp(Æ)	66,376	2,259
Provident Financial Services, Inc.	115,367	2,325	Wintrust Financial Corp.	79,324	4,188
PS Business Parks, Inc.(ö)	20,932	2,321	WisdomTree Investments, Inc.	126,400	1,256
RAIT Financial Trust(ö)	75,900	241	WP Glimcher, Inc.(ö)	41,475	526
Ramco-Gershenson Properties Trust(ö)	26,249	521	WSFS Financial Corp.	48,855	1,719
RE/MAX Holdings, Inc. Class A	47,500	2,058	Xenia Hotels & Resorts, Inc.(ö)	22,901	411
Real Industry, Inc.(Æ)	42,300	332	Yadkin Financial Corp.	90,737	2,286
Reinsurance Group of America, Inc. Class A	10,300	1,022			438,143
Renasant Corp.	1,960	63
Retail Opportunity Investments Corp.(ö)	224,032	5,115	Health Care - 11.7%
Rexford Industrial Realty, Inc.(ö)	60,390	1,381	Abaxis, Inc.	77,186	3,818
Ryman Hospitality Properties, Inc.(ö)	47,660	2,680	Abiomed, Inc.(Æ)	46,890	5,532
Sabra Health Care REIT, Inc.(ö)	133,879	3,201	Accuray, Inc.(Æ)	585,300	3,207
Sandy Spring Bancorp, Inc.	6,500	194	Achaogen, Inc.(Æ)	3,647	14
Saul Centers, Inc.(ö)	6,860	461	Achillion Pharmaceuticals, Inc.(Æ)	58,507	484
Selective Insurance Group, Inc.	54,100	2,119	Aclaris Therapeutics, Inc.(Æ)	27,096	534
Seritage Growth Properties(ö)	26,300	1,317	Addus HomeCare Corp.(Æ)	9,994	188
Shore Bancshares, Inc.	7,798	92	Air Methods Corp.(Æ)	19,770	658
Sierra Bancorp	6,150	110	Akorn, Inc.(Æ)	36,707	1,256
Silver Bay Realty Trust Corp.(ö)	79,348	1,430	Allscripts Healthcare Solutions, Inc.(Æ)	243,045	3,432
Simmons First National Corp. Class A	2,529	116	AMAG Pharmaceuticals, Inc.(Æ)	238,882	6,338
SLM Corp.(Æ)	107,340	772	Amedisys, Inc.(Æ)	39,778	2,130
South State Corp.	65,242	4,757	American Renal Associates Holdings, Inc.
Southern First Bancshares, Inc.(Æ)	800	22	(Æ)	19,305	460
Southern Missouri Bancorp, Inc.	2,348	57	AMN Healthcare Services, Inc.(Æ)	147,094	6,222
Southern National Bancorp of Virginia, Inc.	58,391	778	Amphastar Pharmaceuticals, Inc.(Æ)	52,722	853
Southwest Bancorp, Inc.	149,221	2,898	Analogic Corp.	26,463	2,223
Sovran Self Storage, Inc.(Æ)(ö)	8,640	884	ANI Pharmaceuticals, Inc.(Æ)	13,519	819
Starwood Property Trust, Inc.(ö)	46,453	1,013	Anika Therapeutics, Inc.(Æ)	39,188	1,956
State Auto Financial Corp.	10,472	236	Applied Genetic Technologies Corp.(Æ)	18,540	279
State Bank Financial Corp.	214,890	4,702	Athersys, Inc.(Æ)	247,814	550
Sterling Bancorp	111,222	1,879	Atrion Corp.	2,571	1,226
Stewart Information Services Corp.	31,321	1,341	aTyr Pharma, Inc.(Æ)	79,210	270
Stifel Financial Corp.(Æ)	100	4	Avexis, Inc.(Æ)	11,424	430
Stock Yards Bancorp, Inc.	12,453	368	AxoGen, Inc.(Æ)	31,262	210
Stonegate Bank	72,334	2,292	BioDelivery Sciences International, Inc.(Æ)	761,749	1,942
Summit Hotel Properties, Inc.(ö)	36,862	523	BioSpecifics Technologies Corp.(Æ)	9,186	372
Sunstone Hotel Investors, Inc.(ö)	51,334	683	BioTelemetry, Inc.(Æ)	85,221	1,621
Talmer Bancorp, Inc. Class A	62,102	1,305	Cambrex Corp.(Æ)	65,322	3,424
Tanger Factory Outlet Centers, Inc.(ö)	231,659	9,669	Capital Senior Living Corp.(Æ)	210,253	4,096
Terreno Realty Corp.(ö)	18,648	519	Chembio Diagnostics, Inc.(Æ)	26,363	158
Territorial Bancorp, Inc.	16,541	445	Chemed Corp.	40,860	6,012
Texas Capital Bancshares, Inc.(Æ)	21,067	1,023	ChemoCentryx, Inc.(Æ)	21,600	102
TriCo Bancshares	59,827	1,557	Coherus Biosciences, Inc.(Æ)	38,082	967
TriState Capital Holdings, Inc.(Æ)	33,971	485	Concert Pharmaceuticals, Inc.(Æ)	19,935	229
Trupanion, Inc.(Æ)	39,951	602	CorVel Corp.(Æ)	33,413	1,510
TrustCo Bank Corp.	202,435	1,342	Corvus Pharmaceuticals, Inc.(Æ)	7,205	95
Two Harbors Investment Corp.(ö)	74,700	654	Cross Country Healthcare, Inc.(Æ)	115,247	1,685
UMB Financial Corp.	77,877	4,315	CryoLife, Inc.(Æ)	55,613	810
Umpqua Holdings Corp.	121,871	1,856	CTI BioPharma Corp.(Æ)	428,000	143
United Community Banks, Inc.	84,100	1,618	Cynosure, Inc. Class A(Æ)	172,148	9,461
United Financial Bancorp, Inc.	100,177	1,317	CytomX Therapeutics, Inc.(Æ)	21,842	220
United Fire Group, Inc.	40,205	1,689	Depomed, Inc.(Æ)	58,039	1,101
United Insurance Holdings Corp.	12,200	193	Derma Sciences, Inc.(Æ)	35,454	169
Universal Insurance Holdings, Inc.	25,650	558	Dermira, Inc.(Æ)	20,303	681

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 43

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Dipexium Pharmaceuticals, Inc.(Æ)	34,849	364	Nobilis Health Corp.(Æ)	168,989	482
Egalet Corp.(Æ)	5,600	41	NuVasive, Inc.(Æ)	49,534	3,081
Emergent BioSolutions, Inc.(Æ)	34,500	1,152	Omnicell, Inc.(Æ)	4,534	175
Enanta Pharmaceuticals, Inc.(Æ)	18,149	408	Orthofix International NV(Æ)	22,493	1,066
Endocyte, Inc.(Æ)	15,600	50	Osiris Therapeutics, Inc.(Æ)	9,387	47
Ensign Group, Inc. (The)	225,539	4,849	Owens & Minor, Inc.	80,359	2,870
Envision Healthcare Holdings, Inc.(Æ)	37,219	915	Patheon NV(Æ)	15,000	388
Everyday Health, Inc.(Æ)	42,300	345	PDL BioPharma, Inc.(Æ)	446,361	1,571
Exactech, Inc.(Æ)	54,865	1,483	Penumbra, Inc.(Æ)	21,223	1,450
Exelixis, Inc.(Æ)	54,861	504	Peregrine Pharmaceuticals, Inc.(Æ)	38,300	14
Fate Therapeutics, Inc.(Æ)	62,500	129	PharMerica Corp.(Æ)	12,106	322
Five Prime Therapeutics, Inc.(Æ)	26,984	1,368	Prestige Brands Holdings, Inc.(Æ)	63,006	3,371
Five Star Quality Care, Inc.(Æ)	104,251	247	Providence Service Corp. (The)(Æ)	23,400	1,132
Flamel Technologies SA - ADR(Æ)	340,553	4,260	Quorum Health Corp.(Æ)	235,269	2,562
Geron Corp.(Æ)	155,188	416	Repligen Corp.(Æ)	17,113	489
Globus Medical, Inc. Class A(Æ)	234,379	5,379	Retrophin, Inc.(Æ)	23,978	430
HealthEquity, Inc.(Æ)	10,397	307	Rigel Pharmaceuticals, Inc.(Æ)	155,708	357
HealthSouth Corp.	90,622	3,901	Sagent Pharmaceuticals, Inc.(Æ)	4,245	92
Heron Therapeutics, Inc.(Æ)	25,002	416	SeaSpine Holdings Corp.(Æ)	1,889	18
Heska Corp.(Æ)	65,905	2,804	Spectranetics Corp. (The)(Æ)	26,709	619
Horizon Pharma PLC(Æ)	49,595	957	Spectrum Pharmaceuticals, Inc.(Æ)	45,300	311
Icon PLC(Æ)	10,974	852	Stemline Therapeutics, Inc.(Æ)	18,232	135
ICU Medical, Inc.(Æ)	31,646	3,695	Steris PLC	65,844	4,672
Ignyta, Inc.(Æ)	10,600	58	Supernus Pharmaceuticals, Inc.(Æ)	240,094	5,335
Immune Design Corp.(Æ)	9,300	71	Surmodics, Inc.(Æ)	63,149	1,732
Impax Laboratories, Inc.(Æ)	31,909	1,003	Tandem Diabetes Care, Inc.(Æ)	114,902	762
Inogen, Inc.(Æ)	17,316	931	Teladoc, Inc.(Æ)	40,763	711
Inovio Pharmaceuticals, Inc.(Æ)	97,058	959	TherapeuticsMD, Inc.(Æ)	61,015	474
Insys Therapeutics, Inc.(Æ)	28,014	438	Theravance Biopharma, Inc.(Æ)	25,297	645
Integra LifeSciences Holdings Corp.(Æ)	50,640	4,267	TransEnterix, Inc.(Æ)	22,400	30
Intellia Therapeutics, Inc.(Æ)	17,161	325	Trinity Biotech PLC - ADR(Æ)	210,172	2,697
Intersect ENT, Inc.(Æ)	38,516	610	Triple-S Management Corp. Class B(Æ)	70,594	1,754
Intra-Cellular Therapies, Inc. Class A(Æ)	11,695	477	US Physical Therapy, Inc.	1,254	75
Invacare Corp.	85,182	981	Utah Medical Products, Inc.	13,403	872
iRadimed Corp.(Æ)	40,242	779	Vascular Solutions, Inc.(Æ)	22,215	1,019
Juniper Pharmaceuticals, Inc.(Æ)	200	2	Verastem, Inc.(Æ)	105,480	148
Karyopharm Therapeutics, Inc.(Æ)	4,100	30	Versartis, Inc.(Æ)	31,200	359
Keryx Biopharmaceuticals, Inc.(Æ)	81,201	598	Vical, Inc.(Æ)	4,390	18
Kindred Healthcare, Inc.	17,674	217	Voyager Therapeutics, Inc.(Æ)	21,593	318
Lexicon Pharmaceuticals, Inc.(Æ)	117,194	1,913	VWR Corp.(Æ)	77,526	2,428
Ligand Pharmaceuticals, Inc. Class B(Æ)	83,845	11,309	WellCare Health Plans, Inc.(Æ)	6,520	696
Loxo Oncology, Inc.(Æ)	19,983	514	Xencor, Inc.(Æ)	50,570	958
Magellan Health, Inc.(Æ)	36,100	2,472	Zeltiq Aesthetics, Inc.(Æ)	59,087	2,006
Masimo Corp.(Æ)	9,000	477			209,642
Meridian Bioscience, Inc.	30,718	595
Merit Medical Systems, Inc.(Æ)	31,934	749	Materials and Processing - 6.3%
MiMedx Group, Inc.(Æ)	56,284	422	A Schulman, Inc.	106,411	3,119
Minerva Neurosciences, Inc.(Æ)	62,911	698	Aceto Corp.	23,397	602
Molina Healthcare, Inc.(Æ)	86,533	4,916	AK Steel Holding Corp.(Æ)	100,225	657
MyoKardia, Inc.(Æ)	37,646	665	Allegheny Technologies, Inc.	48,500	864
Myriad Genetics, Inc.(Æ)	18,614	577	A-Mark Precious Metals, Inc.	1,000	17
NanoString Technologies, Inc.(Æ)	43,866	596	Ampco-Pittsburgh Corp.	19,191	254
Natera, Inc.(Æ)	46,764	613	Apogee Enterprises, Inc.	116,340	5,439
National HealthCare Corp.	10,252	662	Armstrong Flooring, Inc.(Æ)	204,284	4,071
National Research Corp. Class A	10,925	164	Armstrong World Industries, Inc.(Æ)	75,137	3,191
Natus Medical, Inc.(Æ)	37,116	1,460	Ascent Capital Group, Inc. Class A(Æ)	46,648	794
Neogen Corp.(Æ)	30,061	1,658	Aspen Aerogels, Inc.(Æ)	12,300	61
NeoGenomics, Inc.(Æ)	465,439	4,059	Beacon Roofing Supply, Inc.(Æ)	41,887	1,970
Nevro Corp.(Æ)	23,460	1,940	Berry Plastics Group, Inc.(Æ)	108,522	4,449
Nivalis Therapeutics, Inc.(Æ)	3,631	17	Boise Cascade Co.(Æ)	48,738	1,324

See accompanying notes which are an integral part of this quarterly report.

44 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Cabot Microelectronics Corp.	67,620	3,558	US Silica Holdings, Inc.	41,188	1,420
Calgon Carbon Corp.	31,500	435			111,776
Carpenter Technology Corp.	18,600	730
Century Aluminum Co.(Æ)	74,560	566	Producer Durables - 14.6%
Chase Corp.	12,081	732	AAR Corp.	131,740	3,183
Cliffs Natural Resources, Inc.(Æ)	66,771	528	ACCO Brands Corp.(Æ)	229,941	2,585
Comfort Systems USA, Inc.	76,672	2,329	Accuride Corp.(Æ)	9,489	13
Compass Minerals International, Inc.	74,294	5,170	Advanced Energy Industries, Inc.(Æ)	15,127	616
CompX International, Inc.	3,096	37	Aerovironment, Inc.(Æ)	23,933	678
Continental Building Products, Inc.(Æ)	24,523	575	AGCO Corp.	2,300	111
Core Molding Technologies, Inc.(Æ)	6,620	105	Air Transport Services Group, Inc.(Æ)	178,212	2,580
FutureFuel Corp.	41,892	480	Allegiant Travel Co. Class A	5,620	729
Gibraltar Industries, Inc.(Æ)	20,937	739	Allied Motion Technologies, Inc.	65,139	1,473
Global Brass & Copper Holdings, Inc.	34,854	987	American Superconductor Corp.(Æ)	46,008	422
Gold Resource Corp.	194,373	1,092	ArcBest Corp.	3,200	60
Greif, Inc. Class A	96,784	3,884	Ardmore Shipping Corp.	83,300	586
Haynes International, Inc.	70,893	2,693	Argan, Inc.	69,152	3,190
Headwaters, Inc.(Æ)	108,608	2,160	Astec Industries, Inc.	10,983	662
Hi-Crush Partners, LP(Æ)	102,617	1,187	Atlas Air Worldwide Holdings, Inc.(Æ)	12,610	545
Huntsman Corp.	40,957	633	Babcock & Wilcox Co. (The)	254,956	9,385
Innospec, Inc.	17,286	869	Babcock & Wilcox Enterprises, Inc.(Æ)	129,423	1,988
Installed Building Products, Inc.(Æ)	51,686	1,852	Barrett Business Services, Inc.	17,984	773
Insteel Industries, Inc.	46,833	1,629	Brink's Co. (The)	64,501	2,117
Interface, Inc. Class A	233,031	4,162	CBIZ, Inc.(Æ)	252,640	2,731
Koppers Holdings, Inc.(Æ)	24,244	767	CDI Corp.(Æ)	56,610	358
Kraton Performance Polymers, Inc.(Æ)	39,400	1,178	CEB, Inc.	49,546	2,975
Kronos Worldwide, Inc.	368,287	2,081	Celadon Group, Inc.	113,362	936
Landec Corp.(Æ)	113,200	1,302	Chart Industries, Inc.(Æ)	69,030	2,072
Lawson Products, Inc.(Æ)	2,100	34	CIRCOR International, Inc.	8,867	505
LB Foster Co. Class A	32,957	345	Clarcor, Inc.	23,877	1,487
LSB Industries, Inc.(Æ)	9,800	113	Columbus McKinnon Corp.	13,000	216
Materion Corp.	23,782	628	Commercial Vehicle Group, Inc.(Æ)	62,600	259
Neenah Paper, Inc.	16,630	1,254	Control4 Corp.(Æ)	37,237	324
NewMarket Corp.	7,823	3,348	Convergys Corp.	28,097	749
NN, Inc.	48,700	822	CoStar Group, Inc.(Æ)	10,857	2,257
Olympic Steel, Inc.	12,059	346	Covanta Holding Corp.	55,700	892
Omnova Solutions, Inc.(Æ)	81,881	775	CPI Aerostructures, Inc.(Æ)	63,792	421
Patrick Industries, Inc.(Æ)	17,280	1,116	CRA International, Inc.(Æ)	26,901	743
PGT, Inc.(Æ)	102,507	1,230	CUI Global, Inc.(Æ)	31,326	155
Ply Gem Holdings, Inc.(Æ)	45,322	696	Curtiss-Wright Corp.	26,809	2,386
PolyOne Corp.	116,795	4,096	Darling Ingredients, Inc.(Æ)	67,171	1,060
Quaker Chemical Corp.	47,411	4,535	Deluxe Corp.	57,714	3,901
Quanex Building Products Corp.	38,303	766	Dorian LPG, Ltd.(Æ)	91,200	563
Rayonier Advanced Materials, Inc.	34,900	481	Douglas Dynamics, Inc.	29,778	798
Resolute Forest Products, Inc.(Æ)	121,058	668	Ducommun, Inc.(Æ)	18,000	348
Ryerson Holding Corp.(Æ)	3,200	46	Dycom Industries, Inc.(Æ)	54,097	5,088
Schweitzer-Mauduit International, Inc.	84,289	3,187	Echo Global Logistics, Inc.(Æ)	47,502	1,176
Silgan Holdings, Inc.	25,870	1,283	EMCOR Group, Inc.	45,020	2,508
SiteOne Landscape Supply, Inc.(Æ)	16,700	649	EnerSys	22,100	1,378
Stepan Co.	20,212	1,300	Engility Holdings, Inc.(Æ)	54,651	1,587
Summit Materials, Inc. Class A(Æ)	135,756	3,006	Essendant, Inc.	50,609	1,014
TimkenSteel Corp.(Æ)	26,778	268	Esterline Technologies Corp.(Æ)	8,365	509
Tredegar Corp.	4,300	76	Exponent, Inc.	80,838	4,107
Tronox, Ltd. Class A	544,883	3,536	Forrester Research, Inc.	2,883	118
UFP Technologies, Inc.(Æ)	20,493	469	FreightCar America, Inc.	277,374	4,133
Unifi, Inc.(Æ)	8,443	228	Frontline, Ltd.	16,100	128
United States Lime & Minerals, Inc.	1,961	124	G&K Services, Inc. Class A	45,634	3,660
Universal Forest Products, Inc.	11,700	1,265	Gener8 Maritime, Inc.(Æ)	53,424	284
US Concrete, Inc.(Æ)	68,118	4,394	Generac Holdings, Inc.(Æ)	27,800	1,051
			Genesee & Wyoming, Inc. Class A(Æ)	13,510	875

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 45

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Granite Construction, Inc.	150,861	7,510	Primoris Services Corp.	170,677	3,081
Great Lakes Dredge & Dock Corp.(Æ)	704,100	3,126	Quad/Graphics, Inc.	46,398	1,177
Greenbrier Cos., Inc.	34,018	1,117	Rand Logistics, Inc.(Æ)	90,100	95
H&E Equipment Services, Inc.	40,580	756	Regal Beloit Corp.	63,699	3,886
Hardinge, Inc.	28,615	289	Rexnord Corp.(Æ)	45,078	960
Harsco Corp.(Æ)	141,896	1,389	Ritchie Bros Auctioneers, Inc.	135,599	4,502
Healthcare Services Group, Inc.	122,561	4,757	Roadrunner Transportation Systems, Inc.(Æ)	28,300	214
HEICO Corp.	85,902	5,971	RPX Corp. Class A(Æ)	122,055	1,229
Heidrick & Struggles International, Inc.	21,105	411	Ryder System, Inc.	41,534	2,737
HNI Corp.	39,994	2,085	Scorpio Bulkers, Inc.(Æ)	21,200	70
Houston Wire & Cable Co.	23,300	135	Scorpio Tankers, Inc.	349,300	1,663
Hub Group, Inc. Class A(Æ)	33,090	1,355	SkyWest, Inc.	185,886	5,348
Hudson Technologies, Inc.(Æ)	57,818	284	Spartan Motors, Inc.	116,908	993
Huron Consulting Group, Inc.(Æ)	76,886	4,726	Spirit Airlines, Inc.(Æ)	16,900	722
Hyster-Yale Materials Handling, Inc.	28,431	1,814	SPX Corp.(Æ)	37,100	562
ICF International, Inc.(Æ)	77,800	3,219	Standex International Corp.	37,811	3,358
Information Services Group, Inc.(Æ)	575,987	2,183	StealthGas, Inc.(Æ)	186,620	664
InnerWorkings, Inc.(Æ)	121,200	1,031	Sterling Construction Co., Inc.(Æ)	120,600	702
Insperity, Inc.	13,561	1,064	Strattec Security Corp.	4,625	206
John Bean Technologies Corp.	20,223	1,353	SuperCom, Ltd.(Æ)	130,387	422
Kaman Corp. Class A	30,590	1,320	Swift Transportation Co. Class A(Æ)	194,919	3,752
KBR, Inc.	544,731	7,637	Sykes Enterprises, Inc.(Æ)	55,272	1,696
Kelly Services, Inc. Class A	55,737	1,141	Teekay Tankers, Ltd. Class A	351,752	1,038
Kimball International, Inc. Class B	222,188	2,531	Teledyne Technologies, Inc.(Æ)	23,105	2,426
KLX, Inc.(Æ)	30,111	973	TeleTech Holdings, Inc.	2,583	74
Knight Transportation, Inc.	18,403	549	Textainer Group Holdings, Ltd.	44,344	527
Korn/Ferry International	91,620	2,108	Titan Machinery, Inc.(Æ)	115,022	1,289
Kratos Defense & Security Solutions, Inc.(Æ)	89,500	395	TopBuild Corp.(Æ)	24,125	911
Layne Christensen Co.(Æ)	88,908	711	TransDigm Group, Inc.(Æ)	6,800	1,901
Liquidity Services, Inc.(Æ)	41,100	332	TriMas Corp.(Æ)	128,816	2,302
Littelfuse, Inc.	34,546	4,319	Triumph Group, Inc.	19,700	607
Lydall, Inc.(Æ)	25,418	1,136	Tutor Perini Corp.(Æ)	151,492	3,805
Manitowoc Co., Inc. (The)	211,851	1,180	Twin Disc, Inc.(Æ)	2,800	26
Manitowoc Foodservice, Inc.(Æ)	103,097	1,891	USA Truck, Inc.(Æ)	5,500	106
ManpowerGroup, Inc.	1,500	104	Vectrus, Inc.(Æ)	134,329	4,184
Marten Transport, Ltd.	41,956	908	Virgin America, Inc.(Æ)	7,008	392
MasTec, Inc.(Æ)	231,524	5,661	Vishay Precision Group, Inc.(Æ)	14,500	191
MAXIMUS, Inc.	60,077	3,540	WageWorks, Inc.(Æ)	80,540	4,978
Maxwell Technologies, Inc.(Æ)	65,195	359	Woodward, Inc.	6,400	375
McGrath RentCorp	137,637	4,386			261,173
Mesa Laboratories, Inc.	6,347	734
Mistras Group, Inc.(Æ)	53,336	1,337	Technology - 16.1%
Mitek Systems, Inc.(Æ)	77,517	585	ACI Worldwide, Inc.(Æ)	51,000	1,010
Mobile Mini, Inc.	15,975	519	Acxiom Corp.(Æ)	229,158	5,259
Modine Manufacturing Co.(Æ)	77,861	747	ADTRAN, Inc.	358,441	6,524
Moog, Inc. Class A(Æ)	39,393	2,169	Advanced Micro Devices, Inc.(Æ)	222,900	1,529
MSA Safety, Inc.	26,981	1,508	Aerohive Networks, Inc.(Æ)	73,300	536
MTS Systems Corp.	12,780	606	Alarm.com Holdings, Inc.(Æ)	47,677	1,370
MYR Group, Inc.(Æ)	43,131	1,064	Alpha & Omega Semiconductor, Ltd.(Æ)	57,586	823
Navigant Consulting, Inc.(Æ)	39,267	774	Ambarella, Inc.(Æ)	33,747	1,957
Navios Maritime Acquisition Corp.	157,210	241	Anixter International, Inc.(Æ)	20,026	1,227
Navistar International Corp.(Æ)	103,825	1,331	Apigee Corp.(Æ)	97,670	1,215
NV5 Global, Inc.(Æ)	60,171	1,936	Applied Micro Circuits Corp.(Æ)	169,700	1,117
On Assignment, Inc.(Æ)	133,414	4,930	Applied Optoelectronics, Inc.(Æ)	61,970	734
Orion Group Holdings, Inc.(Æ)	191,066	1,079	ARC Document Solutions, Inc.(Æ)	299,760	1,181
Oshkosh Corp.	101,045	5,567	Aspen Technology, Inc.(Æ)	25,302	1,060
PAM Transportation Services, Inc.(Æ)	20,103	403	Autobytel, Inc.(Æ)	201,935	3,001
PFSweb, Inc.(Æ)	79,963	792	Avid Technology, Inc.(Æ)	101,970	664
Powell Industries, Inc.	11,894	438	Barracuda Networks, Inc.(Æ)	33,557	741
PRGX Global, Inc.(Æ)	8,090	38	Bazaarvoice, Inc.(Æ)	226,558	940

See accompanying notes which are an integral part of this quarterly report.

46 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Bel Fuse, Inc. Class B	19,687	403	Intevac, Inc.(Æ)	2,294	13
Benchmark Electronics, Inc.(Æ)	189,342	4,438	iRobot Corp.(Æ)	13,000	493
Benefitfocus, Inc.(Æ)	21,259	914	Ixia(Æ)	10,700	123
Black Box Corp.	16,700	228	Jabil Circuit, Inc.	323,871	6,591
Brightcove, Inc.(Æ)	79,792	835	JDS Uniphase Corp.(Æ)	309,640	2,208
BroadSoft, Inc.(Æ)	59,687	2,676	Jive Software, Inc.(Æ)	23,900	91
Brooks Automation, Inc.	37,856	474	Kemet Corp.(Æ)	54,416	187
CACI International, Inc. Class A(Æ)	18,800	1,792	Key Tronic Corp.(Æ)	6,593	50
CalAmp Corp.(Æ)	378,325	5,372	KEYW Holding Corp. (The)(Æ)	179,400	1,837
Calix, Inc.(Æ)	115,966	895	Kimball Electronics, Inc.(Æ)	106,787	1,348
Callidus Software, Inc.(Æ)	345,306	7,089	KVH Industries, Inc.(Æ)	11,724	106
Carbonite, Inc.(Æ)	108,455	1,194	Leidos Holdings, Inc.	49,631	2,482
Cavium, Inc.(Æ)	135,401	6,319	Limelight Networks, Inc.(Æ)	98,084	166
CEVA, Inc.(Æ)	120,491	3,622	Lionbridge Technologies, Inc.(Æ)	454,380	2,049
Ciber, Inc.(Æ)	761,700	1,066	LogMeIn, Inc.(Æ)	29,582	2,541
Coherent, Inc.(Æ)	20,951	2,222	Lumentum Holdings, Inc.(Æ)	187,555	5,674
Cohu, Inc.	260,633	2,752	ManTech International Corp. Class A	108,298	4,279
Commercehub, Inc.(Æ)	112,953	1,589	Marin Software, Inc.(Æ)	49,231	123
CommVault Systems, Inc.(Æ)	46,902	2,427	Marketo, Inc.(Æ)	104,107	3,663
Computer Task Group, Inc.	3,100	15	MaxLinear, Inc. Class A(Æ)	25,416	554
comScore, Inc.(Æ)	18,599	483	MeetMe, Inc.(Æ)	101,893	655
Comtech Telecommunications Corp.	68,335	893	Mentor Graphics Corp.	106,932	2,284
Cornerstone OnDemand, Inc.(Æ)	134,955	5,829	Mercury Systems, Inc.(Æ)	75,927	1,968
CTS Corp.	147,531	2,819	Methode Electronics, Inc.	67,781	2,374
CyberArk Software, Ltd.(Æ)	15,472	872	MicroStrategy, Inc. Class A(Æ)	6,360	1,112
Cypress Semiconductor Corp.	255,138	2,970	MobileIron, Inc.	11,100	38
Daktronics, Inc.	79,656	515	Model N, Inc.(Æ)	151,601	1,957
Datalink Corp.(Æ)	23,178	199	Monotype Imaging Holdings, Inc.	286,900	5,678
Demand Media, Inc.(Æ)	22,595	131	MRV Communications, Inc.(Æ)	1,400	16
Diebold, Inc.	296,905	8,385	Nanometrics, Inc.(Æ)	32,259	647
Digi International, Inc.(Æ)	134,138	1,490	NeoPhotonics Corp.(Æ)	223,192	2,801
Digimarc Corp.(Æ)	14,150	515	NETGEAR, Inc.(Æ)	22,018	1,132
Digital Turbine, Inc.(Æ)	9,800	11	NIC, Inc.	1,691	39
Ebix, Inc.	10,847	578	Nice, Ltd. - ADR	8,290	569
Electro Scientific Industries, Inc.(Æ)	83,107	563	NII Holdings, Inc.(Æ)	269,365	819
Ellie Mae, Inc.(Æ)	7,766	715	NVE Corp.	3,067	175
EMCORE Corp.(Æ)	138,376	897	Oclaro, Inc.(Æ)	181,155	1,038
EPAM Systems, Inc.(Æ)	5,918	416	Ooma, Inc.(Æ)	45,210	384
ePlus, Inc.(Æ)	3,917	329	Orbotech, Ltd.(Æ)	55,545	1,585
Evolent Health, Inc. Class A(Æ)	76,361	1,798	Paycom Software, Inc.(Æ)	30,428	1,437
Exar Corp.(Æ)	526,482	4,412	PC Connection, Inc.	55,403	1,430
Extreme Networks, Inc.(Æ)	193,503	753	PC-Telephone, Inc.	7,800	40
Fabrinet(Æ)	75,760	2,861	PDF Solutions, Inc.(Æ)(Þ)	285,970	4,719
FireEye, Inc.(Æ)	287,057	5,001	PDF Solutions, Inc.(Å)(Æ)	233,725	3,856
Five9, Inc.(Æ)	251,694	3,174	Perficient, Inc.(Æ)	209,761	4,661
FormFactor, Inc.(Æ)	173,359	1,621	Photronics, Inc.(Æ)	150,531	1,454
Gigamon, Inc.(Æ)	86,498	4,041	Pixelworks, Inc.(Æ)	35,169	70
Globant SA(Æ)	13,893	586	Plantronics, Inc.	12,800	618
GrubHub, Inc.(Æ)	58,054	2,201	Plexus Corp.(Æ)	28,322	1,301
GTT Communications, Inc.(Æ)	77,072	1,582	Polycom, Inc.(Æ)	92,384	1,145
Harmonic, Inc.(Æ)	378,725	1,246	Power Integrations, Inc.	52,115	2,974
IAC/InterActiveCorp(Æ)	27,640	1,602	Proofpoint, Inc.(Æ)	92,037	6,983
Immersion Corp.(Æ)	134,700	1,012	Q2 Holdings, Inc.(Æ)	83,901	2,490
Imperva, Inc.(Æ)	21,516	1,014	QAD, Inc. Class A	54,141	1,024
Infinera Corp.(Æ)	15,615	137	QLogic Corp.(Æ)	8,823	137
Inphi Corp.(Æ)	14,989	527	Quantum Corp.(Æ)	748,172	456
Insight Enterprises, Inc.(Æ)	20,732	552	Radisys Corp.(Æ)	310,719	1,498
Interactive Intelligence Group, Inc.(Æ)	16,084	868	Rambus, Inc.(Æ)	140,191	1,895
InterDigital, Inc.	24,005	1,418	RetailMeNot, Inc.(Æ)	91,599	765
InterXion Holding NV(Æ)	44,961	1,703	Revolution Lighting Technologies, Inc.(Æ)	78,999	495

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 47

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Rightside Group, Ltd.(Æ)	13,700	164	Inteliquent, Inc.	79,874		1,641
Rogers Corp.(Æ)	11,053	756	Intelsat SA(Æ)	64,400		148
Rovi Corp.(Æ)	31,533	593	j2 Global, Inc.	86,693		5,795
Rubicon Project, Inc. (The)(Æ)	49,525	699	MGE Energy, Inc.	1,254		70
Rudolph Technologies, Inc.(Æ)	51,693	911	Middlesex Water Co.	17,175		710
Sanmina Corp.(Æ)	64,371	1,631	New Jersey Resources Corp.	11,767		438
ScanSource, Inc.(Æ)	20,344	835	Northwest Natural Gas Co.	62,031		4,028
Science Applications International Corp.	70,300	4,271	NorthWestern Corp.	23,094		1,403
Seachange International, Inc.(Æ)	80,600	258	NRG Yield, Inc. Class A	217,395		3,735
Shopify, Inc. Class A(Æ)	74,535	2,554	ONE Gas, Inc.	18,800		1,221
ShoreTel, Inc.(Æ)	172,714	1,268	Orbcomm, Inc.(Æ)	86,308		914
Sigma Designs, Inc.(Æ)	82,986	556	PNM Resources, Inc.	88,500		3,041
Silicom, Ltd.	11,443	415	Portland General Electric Co.	96,563		4,217
Silicon Graphics International Corp.(Æ)	88,500	478	Pure Cycle Corp.(Å)(Æ)	221,800		1,020
Silicon Motion Technology Corp. - ADR	15,530	803	SJW Corp.	21,990		932
Silver Spring Networks, Inc.(Æ)	2,100	26	South Jersey Industries, Inc.	324,855		10,356
Sonus Networks, Inc.(Æ)	110,937	956	Southwest Gas Corp.	1,582		123
SPS Commerce, Inc.(Æ)	7,029	445	Spire, Inc.	7,700		534
Super Micro Computer, Inc.(Æ)	22,032	475	Spok Holdings, Inc.	54,385		1,005
SYNNEX Corp.	35,922	3,611	Telephone & Data Systems, Inc.	5,600		176
Syntel, Inc.(Æ)	2,238	101	WGL Holdings, Inc.	25,708		1,820
Tech Data Corp.(Æ)	18,300	1,426				63,160
TechTarget, Inc.(Æ)	253,699	2,314
TeleNav, Inc.(Æ)	61,776	308	Total Common Stocks
TESSCO Technologies, Inc.	1,100	15	(cost $1,505,522)			1,728,510
Tessera Technologies, Inc.	35,167	1,130
Tremor Video, Inc.(Æ)	30,450	61	Short-Term Investments - 3.3%
Tyler Technologies, Inc.(Æ)	16,181	2,638	Russell U.S. Cash Management Fund	53,449,444	(8)	53,449
Ultimate Software Group, Inc.(Æ)	8,177	1,710	United States Treasury Bills
Ultra Clean Holdings(Æ)	28,800	184	0.303% due 08/11/16 (§)(ç)	5,500		5,500
Ultratech, Inc.(Æ)	80,966	1,979	Total Short-Term Investments
Unisys Corp.(Æ)	158,840	1,574	(cost $58,949)			58,949
USA Technologies, Inc.(Æ)	384,115	1,813
Varonis Systems, Inc.(Æ)	55,184	1,418	Other Securities - 7.5%
Verint Systems, Inc.(Æ)	23,500	829	Russell U.S. Cash Collateral Fund(×)	134,776,943	(8)	134,777
Vocera Communications, Inc.(Æ)	89,307	1,321	Total Other Securities
Xactly Corp.(Æ)	62,963	782	(cost $134,777)			134,777
Xcerra Corp.(Æ)	317,720	1,938
Zynga, Inc. Class A(Æ)	354,200	1,017	Total Investments 107.5%
		287,489	(identified cost $1,699,248)			1,922,236

Utilities - 3.5%			Other Assets and Liabilities, Net
8x8, Inc.(Æ)	113,792	1,565	-(7.5%)			(134,342)
ALLETE, Inc.	22,500	1,437	Net Assets - 100.0%			1,787,894
American States Water Co.	96,031	4,149
Artesian Resources Corp. Class A	18,436	628
ATN International, Inc.	7,100	522
Avista Corp.	27,654	1,203
Black Hills Corp.	15,100	952
Boingo Wireless, Inc.(Æ)	273,504	2,505
California Resources Corp.(Æ)	10,400	107
California Water Service Group	21,609	729
Chesapeake Utilities Corp.	11,300	724
Connecticut Water Service, Inc.	9,346	477
Consolidated Water Co., Ltd.	72,302	971
Earthstone Energy, Inc.(Æ)	66,609	669
FairPoint Communications, Inc.(Æ)	51,515	834
Hawaiian Telcom Holdco, Inc.(Æ)	5,200	115
Idacorp, Inc.	22,395	1,811
IDT Corp. Class B	28,485	435

See accompanying notes which are an integral part of this quarterly report.

48 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.3%
PDF Solutions, Inc.	12/04/15	233,725	14.13	3,302	3,856
Pure Cycle Corp.	09/11/13	221,800	5.16	1,144	1,020
					4,876

Futures Contracts
Amounts in thousands (except contract amounts)

					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 Mini Index Futures	475	USD	57,808	09/16	2,822
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					2,822

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$235,658	$—	$—	$—	$235,658
Consumer Staples	67,446	—	—	—	67,446
Energy	54,023	—	—	—	54,023
Financial Services	438,143	—	—	—	438,143
Health Care	209,642	—	—	—	209,642
Materials and Processing	111,776	—	—	—	111,776
Producer Durables	261,173	—	—	—	261,173
Technology	287,489	—	—	—	287,489
Utilities	63,160	—	—	—	63,160
Short-Term Investments	—	5,500	—	53,449	58,949
Other Securities	—	—	—	134,777	134,777
Total Investments	1,728,510	5,500	—	188,226	1,922,236

Other Financial Instruments
Assets
Futures Contracts	$2,822	$—	$—	$—	$2,822

Total Other Financial Instruments*	$2,822	$—	$—	$—	$2,822

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 49

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.4%			D'ieteren SA	15,880	696
Australia - 2.5%			Elia System Operator SA	4,164	222
Abacus Property Group(ö)	307,000	741	Groupe Bruxelles Lambert SA	14,356	1,210
AGL Energy, Ltd.	62,826	980	KBC Group NV	128,492	6,675
Aristocrat Leisure, Ltd.	160,600	1,948	Orange Belgium SA(Æ)	11,100	269
Astro Japan Property Group(ö)	44,100	233	UCB SA	84,692	6,620
ASX, Ltd. - ADR	48,900	1,843			39,345
Australia & New Zealand Banking
Group, Ltd. - ADR	247,074	4,834	Bermuda - 0.2%
Australian Property Systems, Ltd. Class			Brookfield Business Partners, LP	2,728	58
A	18,400	113	XL Group, Ltd.	160,925	5,570
Aventus Retail Property Fund, Ltd.(ö)	318,122	576			5,628
Bendigo & Adelaide Bank, Ltd.	101,299	784
BGP Holdings PLC(Å)	559,805	—	Brazil - 0.3%
BHP Billiton PLC	445,375	5,645	Ambev SA - ADR	325,844	1,883
BlueScope Steel, Ltd.	377,200	2,411	Embraer SA - ADR(Æ)	267,700	4,891
Charter Hall Group - ADR(ö)	16,500	70			6,774
CIMIC Group, Ltd.	78,996	1,741
Commonwealth Bank of Australia - ADR	105,931	6,209	Canada - 3.9%
CSL, Ltd.	18,300	1,644	Artis Real Estate Investment Trust(ö)	35,100	367
CSR, Ltd.	273,500	800	Bank of Montreal	148,419	9,515
Dexus Property Group(ö)	69,700	518	Bank of Nova Scotia (The)	138,300	7,024
Downer EDI, Ltd.	425,270	1,336	Barrick Gold Corp.	26,500	579
GDI Property Group(ö)	32,500	24	BCE, Inc.	29,400	1,408
Genworth Mortgage Insurance Australia,			Bird Construction, Inc.	71,850	741
Ltd.	290,565	651	Brookfield Asset Management, Inc.
GWA Group, Ltd.	292,800	467	Class A	136,400	4,713
IDP Education, Ltd.(Æ)	10,200	33	Canadian National Railway Co.	89,173	5,637
Iluka Resources, Ltd.	166,800	890	Canadian Natural Resources, Ltd.	195,600	5,923
JB Hi-Fi, Ltd.	142,870	2,820	Canadian Real Estate Investment
National Australia Bank, Ltd. - ADR	149,568	3,026	Trust(ö)	64,700	2,480
Northern Star Resources, Ltd.	656,094	2,651	Canadian Tire Corp., Ltd. Class A	38,700	4,066
Orica, Ltd.	110,270	1,188	Capital Power Corp.	35,900	577
OZ Minerals, Ltd.	584,212	2,845	Celestica, Inc.(Æ)	13,800	153
Regis Resources, Ltd.	321,400	996	Centerra Gold, Inc.	128,900	760
Resolute Mining, Ltd. Class A(Æ)	549,100	704	Cominar Real Estate Investment Trust(ö)	17,400	238
Rio Tinto, Ltd. - ADR	77,545	2,971	Dollarama, Inc.	22,900	1,693
Sandfire Resources NL	382,579	1,672	Dominion Diamond Corp.	123,700	1,136
Southern Cross Media Group, Ltd.	91,200	88	Dream Office Real Estate Investment
Star Entertainment Grp, Ltd. (The)	795,315	3,583	Trust(ö)	149,200	2,162
Telstra Corp., Ltd.	165,485	727	Element Financial Corp.	142,542	1,531
Wesfarmers, Ltd.	28,104	919	Emera, Inc.	5,344	199
Westfield Corp.(ö)	13,229	107	Empire Co., Ltd. Class A	40,692	648
Westpac Banking Corp.	97,723	2,317	Fairfax Financial Holdings, Ltd.	6,496	3,483
Whitehaven Coal, Ltd.(Æ)	46,800	60	Fortis, Inc.	14,100	467
Woodside Petroleum, Ltd.	156,100	3,158	George Weston, Ltd.	23,900	2,123
		64,323	Granite Real Estate Investment Trust(ö)	26,700	831
			H&R Real Estate Investment Trust(ö)	69,800	1,243
Austria - 0.4%			Hydro One, Ltd.(Þ)	94,426	1,875
CA Immobilien Anlagen AG(Æ)	43,057	808	Imperial Oil, Ltd.	14,800	455
Erste Group Bank AG(Æ)	317,231	8,391	Intact Financial Corp.	36,900	2,645
EVN AG	38,573	451	Intertape Polymer Group, Inc.	3,200	52
Kapsch TrafficCom AG	12,545	519	Loblaw Cos., Ltd.	33,960	1,894
		10,169	Magellan Aerospace Corp.	17,500	234
			Magna International, Inc. Class A	91,000	3,506
Belgium - 1.6%			Maple Leaf Foods, Inc.	33,500	763
Ageas	10,525	353	Medical Facilities Corp.	49,900	825
AGFA-Gevaert NV(Æ)	226,795	819	Morguard Corp.	4,200	550
Anheuser-Busch InBev SA	156,708	20,185	Morguard North American Residential
Barco NV	6,435	495	Real Estate Investment Trust(ö)	21,000	212
Colruyt SA	32,312	1,801

See accompanying notes which are an integral part of this quarterly report.

50 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Morguard Real Estate Investment			Dassault Systemes SA	24,436	2,016
Trust(ö)	17,200	207	Engie SA	492,614	8,098
National Bank of Canada	7,400	253	Euler Hermes Group	811	67
Open Text Corp.	34,800	2,121	Eurazeo SA	23,718	1,515
Parex Resources, Inc.(Æ)	76,700	744	Faurecia	236,211	9,304
Power Corp. of Canada	49,700	1,083	FFP	6,547	495
Pure Industrial Real Estate Trust(ö)	37,700	158	GDF Suez(Å)(Æ)	55,671	—
Quebecor, Inc. Class B	110,772	3,412	Gecina SA(ö)	8,913	1,348
RioCan Real Estate Investment Trust(ö)	104,900	2,328	Hermes International	6,813	2,929
Rogers Sugar, Inc.	17,400	83	Kaufman & Broad SA - GDR	5,600	242
Royal Bank of Canada - GDR	91,400	5,572	Lectra	4,597	76
Sun Life Financial, Inc.	20,900	689	Legrand SA - ADR	40,700	2,245
Suncor Energy, Inc.	186,213	5,012	Linedata Services	940	42
Toronto Dominion Bank	108,628	4,733	L'Oreal SA	53,467	10,166
		99,103	LVMH Moet Hennessy Louis Vuitton
			SE - ADR	28,126	4,818
Chile - 0.4%			Natixis SA	743,694	3,058
Antofagasta PLC	1,687,884	11,258	Nexans SA(Æ)	16,030	808
			Orange SA - ADR	55,852	857
China - 0.8%			Pernod Ricard SA	53,180	6,076
Alibaba Group Holding, Ltd. - ADR(Æ)	67,480	5,566	Peugeot SA(Æ)	173,939	2,622
China Shenhua Energy Co., Ltd. Class H	1,561,000	2,997	Publicis Groupe SA - ADR	160,552	11,942
Lenovo Group, Ltd.	4,400,000	2,832	Renault SA	24,977	2,181
Tencent Holdings, Ltd.	328,700	7,898	Safran SA	80,545	5,467
Yangzijiang Shipbuilding Holdings, Ltd.	1,204,300	783	Sanofi - ADR	243,608	20,712
		20,076	Schneider Electric SE	270,456	17,664

Denmark - 1.4%			SCOR SE - ADR	66,740	1,947
Carlsberg A/S Class B	18,882	1,875	Societe Generale SA	84,822	2,891
Danske Bank A/S	701,988	19,040	Synergie SA	7,314	243
DFDS A/S	16,800	766	Technip SA	145,204	8,096
DSV A/S	161,117	7,161	Thales SA	38,980	3,548
ISS A/S	23,169	892	Total SA	338,472	16,270
Novo Nordisk A/S Class B	29,965	1,710	Vallourec SA(Æ)	1,426,964	5,186
Pandora A/S	33,832	4,395	Veolia Environnement SA	54,000	1,198
		35,839	Vinci SA	69,090	5,239
			Vivendi SA - ADR	202,109	3,969
Finland - 0.3%					235,615
Fortum OYJ	8,602	143
Kone OYJ Class B	98,702	4,995	Germany - 6.5%
Sampo OYJ Class A	48,754	2,020	Aareal Bank AG	7,100	233
UPM-Kymmene OYJ	20,176	415	adidas AG	31,898	5,233
		7,573	Allianz SE	36,083	5,168
			AURELIUS Equity Opportunities SE &
France - 9.3%			Co. KGaA	11,899	724
Air France-KLM(Æ)	24,400	142	Bayer AG	251,402	27,051
Air Liquide SA Class A	50,165	5,350	Bayerische Motoren Werke AG	12,486	1,076
Airbus Group SE	167,338	9,831	Beiersdorf AG	56,123	5,265
Altamir	47,315	539	Continental AG	36,170	7,582
Atos SE	5,667	555	Covestro AG(Þ)	46,725	2,183
AXA SA	148,998	3,031	Daimler AG	86,746	5,890
BNP Paribas SA	280,825	13,895	Deutsche Beteiligungs AG	22,786	721
Bourbon Corp.	7,680	91	Deutsche Boerse AG(Æ)	89,957	7,523
Bouygues SA - ADR	378,791	11,192	Deutsche Boerse AG	81,795	6,861
Bureau Veritas SA	69,467	1,508	Deutsche Lufthansa AG	275,481	3,273
Caisse Regionale de Credit Agricole			Deutsche Post AG	4,490	134
Mutuel Nord de France	7,784	140	Deutsche Telekom AG	264,588	4,499
Casino Guichard Perrachon SA	30,965	1,676	Deutsche Wohnen AG	123,233	4,609
Cie de Saint-Gobain	224,890	9,529	Deutz AG	47,800	220
Credit Agricole SA	846,279	7,491	Fresenius SE & Co. KGaA	19,808	1,479
Danone SA	95,021	7,310	GEA Group AG	80,684	4,303

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 51

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Gerresheimer AG - GDR	18,626	1,597	India - 0.2%
HeidelbergCement AG	54,070	4,579	Housing Development Finance Corp.,
Henkel AG & Co. KGaA	5,027	546	Ltd.	155,945	3,205
Infineon Technologies AG - ADR	328,063	5,432	Tata Consultancy Services, Ltd.	72,253	2,828
KION Group AG	14,120	774			6,033
Kloeckner & Co. SE(Æ)	191,924	2,574
Linde AG	29,461	4,239	Ireland - 1.4%
Merck KGaA	29,607	3,265	AerCap Holdings NV(Æ)	9,456	345
MTU Aero Engines AG	12,890	1,316	CRH PLC	439,089	13,366
Muenchener Rueckversicherungs-			Fly Leasing, Ltd. - ADR(Æ)	61,200	758
Gesellschaft AG in Muenchen	10,947	1,825	Irish Residential Properties REIT PLC(ö)	514,991	651
OSRAM Licht AG	66,881	3,473	James Hardie Industries PLC	280,421	4,656
ProSiebenSat.1 Media SE	35,303	1,612	Jazz Pharmaceuticals PLC(Æ)	10,800	1,630
Rhoen Klinikum AG	58,643	1,727	Ryanair Holdings PLC - ADR(Æ)	54,045	3,825
Salzgitter AG	10,201	318	Willis Towers Watson PLC	84,322	10,424
SAP SE - ADR	90,244	7,903			35,655
Senvion SA(Æ)	2,545	32
Siemens AG	136,212	14,788	Isle of Man - 0.0%
Software AG	83,712	3,374	Playtech PLC	48,580	559
STADA Arzneimittel AG	8,990	485	Israel - 0.9%
Talanx AG	113,867	3,424	Bank Hapoalim BM	453,487	2,308
Washtec AG	1,260	51	Bank Leumi Le-Israel BM(Æ)	105,208	379
Wuestenrot & Wuerttembergische AG	33,215	650	Check Point Software Technologies, Ltd.
Zalando SE(Æ)(Þ)	171,332	6,492	(Æ)	29,072	2,235
		164,503	Israel Discount Bank, Ltd. Class A(Æ)	26,200	45
			Mobileye NV(Æ)	127,872	6,126
Hong Kong - 2.5%			Nice, Ltd.	18,562	1,282
AIA Group, Ltd.	2,296,169	14,270
Champion REIT(ö)	1,262,000	729	Teva Pharmaceutical Industries, Ltd.
Cheung Kong Infrastructure Holdings,			- ADR	195,300	10,449
Ltd.	284,000	2,516	Teva Pharmaceutical Industries, Ltd.	19,692	1,064
China Mobile, Ltd.	466,500	5,794			23,888
CLP Holdings, Ltd.	328,000	3,422	Italy - 2.5%
Emperor Entertainment Hotel, Ltd.	210,000	49	A2A SpA	1,059,090	1,501
Global Brands Group Holding, Ltd.(Æ)	7,039,164	615	Assicurazioni Generali SpA	34,745	457
Great Eagle Holdings, Ltd.	75,000	339	Buzzi Unicem SpA	35,884	395
G-Resources Group, Ltd.	915,000	16	Davide Campari-Milano SpA	654,412	6,756
Guangdong Investment, Ltd.	2,931,600	4,506	Enel SpA	2,855,822	13,141
Guoco Group, Ltd.	7,000	80	ENI SpA - ADR	1,755,815	26,819
Hongkong Land Holdings, Ltd.	201,000	1,292	Immobiliare Grande Distribuzione SIIQ
Hysan Development Co., Ltd.	275,000	1,267	SpA(ö)	889,660	775
Kerry Properties, Ltd.	373,500	1,021	Intesa Sanpaolo SpA	528,798	1,164
Lai Sun Development Co., Ltd.(Å)	22,275,000	402	Maire Tecnimont SpA	9,000	23
Li & Fung, Ltd.	2,633,164	1,321	Mediaset SpA	547,200	1,653
Link REIT(ö)	723,500	5,400	Parmalat SpA	260,793	686
Man Wah Holdings, Ltd.	788,000	575	Recordati SpA	22,170	718
MTR Corp., Ltd.	131,500	745	Snam Rete Gas SpA	551,507	3,190
New World Development Co., Ltd.	4,094,000	4,764	Telecom Italia SpA/Milano(Æ)	6,276,125	5,346
NewOcean Energy Holdings, Ltd.	848,000	252	Terna Rete Elettrica Nazionale SpA	54,729	298
Power Assets Holdings, Ltd.	397,500	3,898			62,922
Sunlight Real Estate Investment Trust(ö)	190,000	116
Swire Properties, Ltd.	316,400	882	Japan - 16.4%
United Laboratories International			Adastria Co., Ltd.	75,900	2,388
Holdings, Ltd. (The)(Æ)	924,000	359	Alps Electric Co., Ltd.	203,600	4,556
WH Group, Ltd.(Þ)	5,348,500	4,224	Amada Holdings Co., Ltd.	69,400	755
Wharf Holdings, Ltd. (The)	157,000	1,085	Aozora Bank, Ltd.	691,000	2,534
Wheelock & Co., Ltd.	303,000	1,627	Arcs Co., Ltd.	13,300	343
Xinyi Glass Holdings, Ltd.(Æ)	926,000	709	Asatsu-DK, Inc.	20,800	486
		62,275	Astellas Pharma, Inc.	259,900	4,331
			Bandai Namco Holdings, Inc.	64,600	1,711

See accompanying notes which are an integral part of this quarterly report

52 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
BML, Inc.	15,700	753	Kubota Corp.	125,900	1,833
Canon Marketing Japan, Inc.	4,700	81	Kura Corp.	3,000	159
Canon, Inc.	320,200	9,072	Kyocera Corp.(Æ)	61,200	2,874
Cawachi, Ltd.	18,200	424	LaSalle Logiport REIT(ö)	609	636
Central Japan Railway Co.	24,900	4,632	Lion Corp.	74,000	1,122
Chubu Electric Power Co., Inc.	175,100	2,557	Mabuchi Motor Co., Ltd.	12,000	543
Citizen Holdings Co., Ltd.	45,100	242	Maeda Road Construction Co., Ltd.	16,000	303
Coca-Cola West Co., Ltd.	42,000	1,159	Marudai Food Co., Ltd.	18,000	86
COLOPL, Inc.	6,800	102	Marvelous, Inc.	9,400	72
CyberAgent, Inc.	3,400	192	Matsumotokiyoshi Holdings Co., Ltd.	5,500	243
Daicel Chemical Industries, Ltd.	10,300	115	Matsuya Foods Co., Ltd.	12,400	346
Daiho Corp.(Æ)	92,000	508	Mitsubishi Electric Corp.(Æ)	61,000	714
Dai-ichi Life Insurance Co., Ltd. (The)	476,625	6,189	Mitsubishi Tanabe Pharma Corp.	90,100	1,684
Daiichi Sankyo Co., Ltd.	60,600	1,442	Mitsubishi UFJ Financial Group, Inc.	2,914,600	14,827
Daikin Industries, Ltd.	60,700	5,270	Mitsui & Co., Ltd.	36,100	421
Denso Corp.	107,700	4,186	Mixi, Inc.(Æ)	52,700	1,910
Doutor Nichires Holdings Co., Ltd.	41,700	805	Mizuho Financial Group, Inc.	3,262,000	5,243
DTS Corp.	29,200	576	Mochida Pharmaceutical Co., Ltd.	4,000	305
East Japan Railway Co.	7,200	661	Nexon Co., Ltd.	63,900	952
Eisai Co., Ltd.	148,900	8,710	NH Foods, Ltd.	88,000	2,142
FamilyMart Co., Ltd.	13,900	821	Nidec Corp.	62,600	5,686
FANUC Corp.(Æ)	27,600	4,613	Nintendo Co., Ltd.(Æ)	19,600	4,049
Foster Electric Co., Ltd.(Æ)	29,500	567	Nippon Flour Mills Co., Ltd.	71,000	518
Fuji Electric Co., Ltd.(Æ)	2,357,000	10,383	Nippon Light Metal Holdings Co., Ltd.	44,200	100
Fuji Heavy Industries, Ltd.	57,300	2,203	Nippon Suisan Kaisha, Ltd.	497,200	2,458
Fuji Media Holdings, Inc.	30,100	358	Nippon Telegraph & Telephone Corp.	124,500	5,955
Fuji Soft, Inc.	28,800	714	Nippon Television Holdings, Inc.	11,600	194
FUJIFILM Holdings Corp.	73,500	2,642	Nippon Yusen KK	301,000	532
Fujitsu, Ltd.	3,979,000	16,507	Nissan Motor Co., Ltd.(Æ)	33,900	330
Fukuda Corp.	11,000	124	Nissin Electric Co., Ltd.	2,400	42
Furukawa Electric Co., Ltd.	85,000	222	Nitori Holdings Co., Ltd.	38,200	4,779
Geo Holdings Corp.	12,800	185	Nittetsu Mining Co., Ltd.	110,000	380
Goldcrest Co., Ltd.	46,900	738	NTT DOCOMO, Inc.	408,800	11,093
Gree, Inc.	149,800	765	Obayashi Corp.	59,600	652
Gunma Bank, Ltd. (The)	90,000	360	Oiles Corp.	17,600	313
Hakuhodo DY Holdings, Inc.	30,500	356	Okamura Corp.	40,400	418
Hazama Ando Corp.	400,200	2,470	Okinawa Cellular Telephone Co.(Å)	16,600	514
Heiwa Real Estate Co., Ltd.	18,200	239	Olympus Corp.	104,100	3,583
Hitachi, Ltd.(Æ)	1,479,000	6,759	Ono Pharmaceutical Co., Ltd.	321,200	11,519
Honda Motor Co., Ltd.	662,770	18,103	Open House Co., Ltd.	15,800	452
Hoya Corp.(Æ)	180,300	6,396	ORIX Corp.	149,700	2,094
IHI Corp.	3,298,000	9,193	Osaka Gas Co., Ltd.	963,000	3,878
Iida Group Holdings Co., Ltd.	233,000	4,629	Otsuka Holdings Co., Ltd.	44,700	2,120
Inpex Corp.	162,900	1,278	PanaHome Corp.(Æ)	32,000	253
Isuzu Motors, Ltd.	684,300	8,895	Penta-Ocean Construction Co., Ltd.	83,000	506
ITOCHU Corp.	840,100	9,500	Rengo Co., Ltd.	105,000	686
JAC Recruitment Co., Ltd.	20,000	229	Resona Holdings, Inc.	302,000	1,207
Japan Airlines Co., Ltd.(Æ)	4,500	139	Rohm Co., Ltd.	52,300	2,222
Japan Post Bank Co., Ltd.	422,500	5,157	Round One Corp.	149,100	1,011
Japan Post Holdings Co., Ltd.	270,200	3,556	Secom Co., Ltd.	8,200	616
Japan Tobacco, Inc.	104,200	4,068	Seino Holdings Co., Ltd.	32,300	329
Kamei Corp.	16,300	133	Shin-Etsu Chemical Co., Ltd.	24,800	1,693
Kao Corp.	81,700	4,404	Shinmaywa Industries, Ltd.	30,000	200
Kato Sangyo Co., Ltd.	1,000	24	Shinnihon Corp.	44,300	395
KDDI Corp.	41,400	1,261	Shionogi & Co., Ltd.	24,100	1,249
Keihanshin Building Co., Ltd.(Å)	142,300	710	Ship Healthcare Holdings, Inc.	5,200	157
Keyence Corp.	7,500	5,292	SMC Corp.	15,800	4,135
KNT-CT Holdings Co., Ltd.(Æ)	54,000	74	SoftBank Corp.	21,300	1,176
Kohnan Shoji Co., Ltd.	13,300	272	Sompo Japan Nipponkoa Holdings, Inc.	82,700	2,671
Kokuyo Co., Ltd.	54,500	802	Sony Corp.	468,600	15,539

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 53

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Square Enix Holdings Co., Ltd.	28,200	880	ASM International NV	34,610	1,348
Studio Alice Co., Ltd.	15,500	348	ASML Holding NV	48,999	5,418
Sumitomo Corp.	707,900	7,404	BE Semiconductor Industries NV	7,030	209
Sumitomo Electric Industries, Ltd.	25,600	353	Delta Lloyd NV	663,375	2,365
Sumitomo Forestry Co., Ltd.	95,800	1,349	Eurocommercial Properties NV	930	41
Sumitomo Mitsui Financial Group, Inc.	542,200	17,298	Heineken NV	49,437	4,667
Sumitomo Mitsui Trust Holdings, Inc.	230,000	767	ING Groep NV	2,195,113	24,488
Sumitomo Osaka Cement Co., Ltd.	1,503,000	7,183	Koninklijke Ahold Delhaize NV	250,050	5,970
Takara Bio, Inc.	42,000	614	Koninklijke KPN NV	2,683,078	8,817
Takeda Pharmaceutical Co., Ltd.	17,500	779	Koninklijke Philips NV	346,334	9,231
Takuma Co., Ltd.	69,000	600	NN Group NV	192,937	5,198
Terumo Corp.	136,300	5,860	NXP Semiconductors NV(Æ)	89,778	7,549
TIS, Inc.	13,600	351	Philips Lighting NV(Æ)(Þ)	22,380	573
Toho Holdings Co., Ltd.	16,100	360	Randstad Holding NV	84,998	3,651
Tohoku Electric Power Co., Inc.(Æ)	259,500	3,326	Royal Dutch Shell PLC Class A	644,034	16,762
Token Corp.	7,900	659	Royal Dutch Shell PLC Class B	97,574	2,597
Tokuyama Corp.(Æ)	735,000	2,266	Wolters Kluwer NV	90,965	3,826
Tokyo Electric Power Co. Holdings, Inc.					113,222
(Æ)	772,200	3,022
Tokyo Electron, Ltd.	24,900	2,168	Norway - 0.2%
Tokyo Gas Co., Ltd.	155,000	656	Austevoll Seafood ASA	84,213	741
Tokyu Construction Co., Ltd.	222,400	2,333	DNB ASA	13,427	148
Toppan Forms Co., Ltd.	7,400	82	Norsk Hydro ASA	739,200	3,153
Toppan Printing Co., Ltd.	361,000	3,189	Norway Royal Salmon ASA	8,081	134
Torii Pharmaceutical Co., Ltd.	29,500	651	Salmar ASA Class A	15,350	479
Toshiba Plant Systems & Services Corp.	13,700	242	Telenor ASA	74,325	1,240
Toyo Engineering Corp. Class A	221,000	711	Yara International ASA	10,211	333
Toyota Motor Corp.(Æ)	203,400	11,321			6,228
Trend Micro, Inc.(Æ)	139,000	5,083
Tv Tokyo Holdings Corp.	11,900	253	Portugal - 0.5%
Ulvac, Inc.	82,800	2,558	Energias de Portugal SA	1,150,381	3,941
Usen Corp.	37,600	119	Galp Energia SGPS SA Class B	593,008	8,120
Yamaguchi Financial Group, Inc.	9,000	89			12,061

Yodogawa Steel Works, Ltd.	20,300	527	Russia - 0.3%
Yuasa Trading Co., Ltd.	31,700	694	Evraz PLC(Æ)	291,767	661
		416,135	Gazprom PJSC - ADR	1,858,912	7,617

Jersey - 0.1%					8,278
Centamin PLC	774,934	1,701	Singapore - 1.4%
Highland Gold Mining, Ltd.	337,161	636	CapitaLand Commercial Trust, Ltd.(ö)	159,100	179
		2,337	China Aviation Oil Singapore Corp., Ltd.	178,100	194

Luxembourg - 0.2%			DBS Group Holdings, Ltd.	356,896	4,123
Aperam SA	49,750	2,082	Golden Agri-Resources, Ltd.	1,088,800	293
Millicom International Cellular SA	26,440	1,412	Indofood Agri Resources, Ltd.	70,200	24
Regus PLC	551,300	2,225	Jardine Cycle & Carriage, Ltd.	295,200	8,731
Stabilus SA(Æ)	2,636	138	Oversea-Chinese Banking Corp., Ltd.	88,300	570
		5,857	Singapore Telecommunications, Ltd.	462,554	1,453
			United Engineers, Ltd.	44,800	77
Macao - 0.3%			United Overseas Bank, Ltd.	677,200	9,254
Sands China, Ltd.	1,921,200	7,360	Venture Corp., Ltd.	119,300	791
			Wilmar International, Ltd.	3,610,100	8,354
Mexico - 0.2%			Wing Tai Holdings, Ltd.	152,900	199
Fomento Economico Mexicano SAB de			Yanlord Land Group, Ltd.	855,100	752
CV - ADR	49,510	4,431			34,994

Netherlands - 4.5%			South Korea - 2.0%
ABN AMRO Group NV(Þ)	17,079	317	Hana Financial Group, Inc.	275,385	6,724
Aegon NV	1,247,905	5,076	Hankook Tire Co., Ltd.	113,734	5,508
Akzo Nobel NV	67,748	4,390	NAVER Corp.	6,832	4,333
AMG Advanced Metallurgical Group NV	50,950	729	POSCO	46,750	9,479

See accompanying notes which are an integral part of this quarterly report.

54 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Samsung Electronics Co., Ltd.	13,475	18,530	Banque Cantonale Vaudoise	2,751	1,861
Shinhan Financial Group Co., Ltd.	206,537	7,398	Basellandschaftliche Kantonalbank	264	250
		51,972	Basler Kantonalbank	1,588	111
			Bell AG	419	165
Spain - 1.9%			Berner Kantonalbank AG	731	143
ACS Actividades de Construccion y			BKW AG	26,330	1,209
Servicios SA	78,798	2,260	Bobst Group SA	12,944	720
Aena SA(Þ)	18,909	2,724	Chubb, Ltd.	43,650	5,468
Amadeus IT Holding SA Class A	124,627	5,845	Cie Financiere Richemont SA	56,771	3,449
Banco de Sabadell SA - ADR	4,405,798	6,019	Coca-Cola HBC AG - ADR	66,930	1,382
Banco Santander SA - ADR	1,033,053	4,359	Credit Suisse Group AG	1,303,086	15,024
Cia de Distribucion Integral Logista			GAM Holding AG	270,721	2,974
Holdings SA	33,626	811	Georg Fischer AG	3,252	2,650
Corp. Financiera Alba SA	20,559	874	Glencore PLC(Æ)	534,400	1,334
Endesa SA - ADR	112,417	2,359	Graubuendner Kantonalbank	89	156
Gas Natural SDG SA	16,762	347	Helvetia Holding AG	8,749	4,393
Iberdrola SA	734,171	5,034	Julius Baer Group, Ltd.	169,305	6,946
Indra Sistemas SA(Æ)	297,500	3,601	Kuehne & Nagel International AG	8,791	1,233
Industria de Diseno Textil SA	221,509	7,652	Lonza Group AG	24,615	4,639
Mediaset Espana Comunicacion SA	285,326	3,274	Luzerner Kantonalbank AG(Æ)	638	273
Red Electrica Corp. SA	93,764	2,147	Metall Zug AG	241	709
Repsol SA - ADR	134,330	1,703	Nestle SA	389,544	31,227
		49,009	Novartis AG	312,063	25,833
			OC Oerlikon Corp. AG	247,230	2,312
Sweden - 1.6%			Oriflame Holding AG(Æ)	23,709	611
Assa Abloy AB Class B	386,215	8,472	PSP Swiss Property AG	6,770	682
Atlas Copco AB Class A	161,051	4,520	Roche Holding AG	153,424	39,185
Atlas Copco AB Class B	5,210	133	SFS Group AG	1,060	81
B&B Tools AB Class B	14,192	274	Sonova Holding AG	15,932	2,182
Boliden AB	164,010	3,605	St. Galler Kantonalbank AG	1,332	547
Cloetta AB B Shares Class B	50,500	184	STMicroelectronics NV	1,174,327	8,558
Coor Service Management Holding			Sunrise Communications Group AG(Þ)	8,830	571
AB(Þ)	16,269	94	Swiss Life Holding AG	33,881	7,741
Dios Fastigheter AB	93,051	734	Swiss Re AG	45,828	3,846
Electrolux AB	246,698	6,680	TE Connectivity, Ltd.	2,853	172
Fastighets AB Balder Class B(Æ)	90,117	2,462	UBS Group AG(Æ)	1,131,918	15,585
Granges AB	32,000	325	Ypsomed Holding AG	136	27
Hennes & Mauritz AB Class B	116,966	3,532	Zurich Insurance Group AG	25,012	6,009
Investor AB Class B	15,420	531			228,527
Inwido AB	3,220	40
KappAhl AB	87,360	429	Taiwan - 0.6%
Mycronic AB	6,600	77	Hon Hai Precision Industry Co., Ltd.	1,470,464	4,045
Nordea Bank AB	428,661	3,817	Taiwan Semiconductor Manufacturing
Saab AB Class B	4,520	155	Co., Ltd. - ADR	265,849	7,385
Scandi Standard AB	45,027	339	Teco Electric and Machinery Co., Ltd.	4,377,900	3,879
Skandinaviska Enskilda Banken AB					15,309
Class A	194,973	1,709
Skanska AB Class B	77,242	1,641	Thailand - 0.4%
Svenska Cellulosa AB SCA Class B	13,390	398	Bangkok Bank PCL	302,200	1,479
Swedish Match AB	7,250	264	Charoen Pokphand Foods PCL	10,537,900	8,449
Tethys Oil AB	65,155	431			9,928
Vitrolife AB	1,360	78
		40,924	United Kingdom - 16.3%
			3i Group PLC	758,076	6,183
Switzerland - 9.0%			Abcam PLC Class A	6,100	62
ABB, Ltd.	874,491	18,579	Amec Foster Wheeler PLC - GDR	439,999	2,619
ABB, Ltd. - ADR	135,200	2,873	ARM Holdings PLC	141,189	3,125
Actelion, Ltd.	33,196	5,886	Associated British Foods PLC	3,747	133
Adecco Group AG	8,637	474	AstraZeneca PLC	72,118	4,837
ALSO Holding AG	2,220	170	Auto Trader Group PLC(Þ)	103,215	506
Bachem Holding AG	3,524	287	Aviva PLC	1,396,582	7,219

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 55

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Barclays PLC	4,355,476	8,894	SVG Capital PLC(Æ)	101,219		737
Berendsen PLC	52,416	886	Taylor Wimpey PLC	1,024,193		2,094
Berkeley Group Holdings PLC	55,275	1,961	Tesco PLC(Æ)	828,553		1,708
BP PLC	3,363,980	19,082	Travis Perkins PLC	633,377		13,075
BP PLC - ADR	134,100	4,613	Trinity Mirror PLC	70,316		70
British American Tobacco PLC	185,855	11,862	Unilever NV	256,864		11,888
BT Group PLC	190,890	1,038	Unilever PLC	58,690		2,744
Cairn Energy PLC(Æ)	20,200	48	Vertu Motors PLC	235,546		150
Centrica PLC	133,000	425	Vodafone Group PLC	5,707,282		17,362
CMC Markets PLC(Þ)	185,661	683	Worldpay Group PLC(Þ)	869,422		3,375
CNH Industrial NV	1,322,003	9,422	WPP PLC	1,064,334		23,904
Compass Group PLC	484,386	9,202				414,213
Dairy Crest Group PLC	909,149	7,250
Dart Group PLC	112,667	723	United States - 1.4%
Delphi Automotive PLC	19,472	1,321	Carnival PLC	41,715		2,010
Derwent London PLC(ö)	34,249	1,287	Flextronics International, Ltd.(Æ)	81,544		1,033
Diageo PLC	226,182	6,466	News Corp. Class A	848,625		11,007
Dialog Semiconductor PLC(Æ)	30,631	1,003	Philip Morris International, Inc.	63,709		6,387
Direct Line Insurance Group PLC	405,925	1,880	Samsonite International SA	1,436,700		4,075
Drax Group PLC	103,800	469	Shire PLC - ADR	65,636		4,244
DS Smith PLC Class F	2,683,315	13,915	Sims Metal Management, Ltd.	230,400		1,479
Experian PLC	112,021	2,188	Yum! Brands, Inc.	58,684		5,247
Fiat Chrysler Automobiles NV(Æ)	1,723,400	11,076				35,482
GlaxoSmithKline PLC - ADR	1,216,744	27,171
Great Portland Estates PLC(ö)	190,454	1,721	Total Common Stocks
HSBC Holdings PLC	2,499,001	16,338	(cost $2,375,753)			2,347,805
IG Group Holdings PLC	224,430	2,626
Imperial Tobacco Group PLC	587,412	30,957	Preferred Stocks - 0.5%
Inchcape PLC	178,422	1,590	Germany - 0.5%
Indivior PLC	568,898	2,228	Henkel AG & Co. KGaA	26,159		3,258
JD Sports Fashion PLC - ADR	46,194	768	Man SE	760		79
Jupiter Fund Management PLC	43,500	243	Volkswagen AG	67,928		9,554
Kingfisher PLC	1,493,200	6,636				12,891
Legal & General Group PLC	183,671	499
Liberty Global PLC Class C(Æ)	1,695	52	Japan - 0.0%
Liberty Global PLC LiLAC(Æ)	211	7	Shinkin Central Bank Class A	145		321

Lloyds Banking Group PLC	5,093,707	3,579	Sweden - 0.0%
Moneysupermarket.com Group PLC	587,332	2,319	Fastighets AB Balder	4,272		168
National Grid PLC	822,164	11,794
Novae Group PLC	28,081	302	Total Preferred Stocks
Persimmon PLC Class A	54,713	1,220	(cost $12,904)			13,380
Premier Oil PLC(Æ)	1,443,488	1,211
Prudential PLC	89,603	1,577	Short-Term Investments - 6.0%
QinetiQ Group PLC	464,800	1,380	United States Investments - 6.0%
Rank Group PLC	19,600	58	Russell U.S. Cash Management Fund	123,130,983	(8)	123,131
Reckitt Benckiser Group PLC	213,290	20,660	United States Treasury Bills
Rightmove PLC	1,590	85
Rio Tinto PLC	141,781	4,615	0.299% due 11/10/16 (§)	14,100		14,090
Rolls Royce Holdings PLC	881,428	9,221	0.368% due 01/05/17 (§)	15,000		14,978
Royal Bank of Scotland Group PLC(Æ)	3,550,267	9,027	Total Short-Term Investments
RSA Insurance Group PLC	1,291,306	8,496	(cost $152,195)			152,199
Sage Group PLC (The)	121,800	1,148
Sky PLC	936,844	11,408	Other Securities - 0.9%
Smith & Nephew PLC	265,097	4,360	Russell U.S. Cash Collateral Fund(×)	22,322,827	(8)	22,323
Smiths Group PLC	105,955	1,769	Total Other Securities
Soco International PLC	157,314	314	(cost $22,323)			22,323
Softcat PLC	62,400	287
Spire Healthcare Group PLC(Þ)	11,000	47	Total Investments 99.8%
Standard Chartered PLC(Æ)	1,017,025	8,135	(identified cost $2,563,175)			2,535,707
Subsea 7 SA(Æ)	269,498	2,880

See accompanying notes which are an integral part of this quarterly report.

56 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$
Other Assets and Liabilities, Net
- 0.2%	5,242
Net Assets - 100.0%	2,540,949

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 57

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.1%
BGP Holdings PLC	08/06/09	EUR	559,805	—	—	—
GDF Suez	11/07/05	EUR	55,671	0.01	—	—
Keihanshin Building Co., Ltd.	12/24/15	JPY	142,300	5.42	771	710
Lai Sun Development Co., Ltd.	03/21/16	HKD	22,275,000	0.02	340	402
Okinawa Cellular Telephone Co.	04/14/16	JPY	16,600	27.57	458	514
						1,626
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	275	EUR	12,209	08/16	260
DAX Index Futures	51	EUR	13,166	09/16	481
Euro STOXX 50 Index Futures	790	EUR	23,566	09/16	410
FTSE 100 Index Futures	231	GBP	15,423	09/16	152
Hang Seng Index Futures	35	HKD	38,105	08/16	(73)
MSCI Emerging Markets Mini Index Futures	574	USD	25,299	09/16	2,087
S&P/TSX 60 Index Futures	479	CAD	81,008	09/16	1,987
SPI 200 Index Futures	384	AUD	52,982	09/16	2,295
TOPIX Index Futures	1,101	JPY	14,626,785	09/16	1,853
Short Positions
Euro STOXX 50 Index Futures	382	EUR	11,395	09/16	(83)
FTSE 100 Index Futures	930	GBP	62,091	09/16	(7,659)
Hang Seng Index Futures	307	HKD	334,231	08/16	550
S&P 500 E-Mini Index Futures	756	USD	81,958	09/16	(2,266)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(6)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	112	AUD	150	09/21/16	3
Bank of America	USD	303	AUD	400	09/21/16	—
Bank of America	USD	749	AUD	1,000	09/21/16	9
Bank of America	USD	986	AUD	1,300	09/21/16	1
Bank of America	USD	1,480	AUD	2,000	09/21/16	37
Bank of America	USD	2,277	AUD	3,000	09/21/16	(1)
Bank of America	USD	3,313	AUD	4,500	09/21/16	101
Bank of America	USD	7	CAD	9	08/04/16	—
Bank of America	USD	14	CAD	19	08/04/16	—
Bank of America	USD	386	CAD	500	09/21/16	(3)
Bank of America	USD	1,518	CAD	2,000	09/21/16	15
Bank of America	USD	1,534	CAD	2,000	09/21/16	(2)
Bank of America	USD	1,546	CAD	2,000	09/21/16	(14)
Bank of America	USD	3,083	CAD	4,000	09/21/16	(18)
Bank of America	USD	3,124	CAD	4,000	09/21/16	(59)
Bank of America	USD	11,177	CAD	14,289	09/21/16	(230)
Bank of America	USD	6	CHF	6	08/03/16	—
Bank of America	USD	7	CHF	7	08/03/16	—
Bank of America	USD	11	CHF	10	08/03/16	—
Bank of America	USD	25	CHF	24	08/03/16	—
Bank of America	USD	26	CHF	26	08/03/16	—

See accompanying notes which are an integral part of this quarterly report.

58 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	39	CHF	38	08/03/16	—
Bank of America	USD	51	CHF	49	08/03/16	—
Bank of America	USD	9	DKK	59	08/02/16	—
Bank of America	USD	6	EUR	6	08/02/16	—
Bank of America	USD	7	EUR	6	08/02/16	—
Bank of America	USD	8	EUR	7	08/02/16	—
Bank of America	USD	8	EUR	7	08/02/16	—
Bank of America	USD	9	EUR	8	08/02/16	—
Bank of America	USD	11	EUR	9	08/02/16	—
Bank of America	USD	11	EUR	9	08/02/16	—
Bank of America	USD	12	EUR	11	08/02/16	—
Bank of America	USD	15	EUR	14	08/02/16	—
Bank of America	USD	16	EUR	14	08/02/16	—
Bank of America	USD	17	EUR	15	08/02/16	—
Bank of America	USD	20	EUR	18	08/02/16	—
Bank of America	USD	21	EUR	18	08/02/16	—
Bank of America	USD	23	EUR	20	08/02/16	—
Bank of America	USD	25	EUR	22	08/02/16	—
Bank of America	USD	25	EUR	23	08/02/16	—
Bank of America	USD	26	EUR	24	08/02/16	—
Bank of America	USD	28	EUR	25	08/02/16	—
Bank of America	USD	30	EUR	27	08/02/16	—
Bank of America	USD	34	EUR	31	08/02/16	—
Bank of America	USD	42	EUR	38	08/02/16	—
Bank of America	USD	2,220	EUR	2,000	09/21/16	21
Bank of America	USD	2,226	EUR	2,000	09/21/16	15
Bank of America	USD	4,500	EUR	4,000	09/21/16	(19)
Bank of America	USD	5,104	EUR	4,500	09/21/16	(62)
Bank of America	USD	5,547	EUR	5,000	09/21/16	54
Bank of America	USD	12,202	EUR	10,703	09/21/16	(212)
Bank of America	USD	15,298	EUR	13,500	09/21/16	(174)
Bank of America	USD	16,687	EUR	15,000	09/21/16	118
Bank of America	USD	—	GBP	—	08/01/16	—
Bank of America	USD	625	GBP	475	08/01/16	4
Bank of America	USD	4	GBP	3	08/02/16	—
Bank of America	USD	8	GBP	6	08/02/16	—
Bank of America	USD	10	GBP	8	08/02/16	—
Bank of America	USD	10	GBP	8	08/02/16	—
Bank of America	USD	13	GBP	10	08/02/16	—
Bank of America	USD	16	GBP	12	08/02/16	—
Bank of America	USD	18	GBP	13	08/02/16	—
Bank of America	USD	21	GBP	16	08/02/16	—
Bank of America	USD	31	GBP	23	08/02/16	—
Bank of America	USD	40	GBP	30	08/02/16	—
Bank of America	USD	41	GBP	31	08/02/16	—
Bank of America	USD	255	GBP	193	08/02/16	—
Bank of America	USD	383	GBP	290	08/02/16	—
Bank of America	USD	518	GBP	390	08/02/16	(2)
Bank of America	USD	777	GBP	600	09/21/16	18
Bank of America	USD	1,322	GBP	1,000	09/21/16	5
Bank of America	USD	1,326	GBP	1,000	09/21/16	(2)
Bank of America	USD	5,700	GBP	4,000	09/21/16	(402)
Bank of America	USD	6,575	GBP	5,000	09/21/16	48
Bank of America	USD	12,928	GBP	8,800	09/21/16	(1,270)
Bank of America	USD	258	HKD	2,000	09/21/16	—
Bank of America	USD	516	HKD	4,000	09/21/16	—
Bank of America	USD	1,161	HKD	9,000	09/21/16	—
Bank of America	USD	1,290	HKD	10,000	09/21/16	—
Bank of America	USD	1,548	HKD	12,000	09/21/16	(1)
Bank of America	USD	3,225	HKD	25,000	09/21/16	(1)
Bank of America	USD	236	JPY	25,000	09/21/16	19
Bank of America	USD	594	JPY	60,000	09/21/16	(4)
Bank of America	USD	945	JPY	100,000	09/21/16	37

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 59

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,838	JPY	300,000	09/21/16	107
Bank of America	USD	2,850	JPY	300,000	09/21/16	96
Bank of America	USD	2,855	JPY	300,000	09/21/16	91
Bank of America	USD	2,929	JPY	300,000	09/21/16	17
Bank of America	USD	5,926	JPY	633,644	09/21/16	296
Bank of America	USD	7,561	JPY	800,000	09/21/16	294
Bank of America	USD	7,679	JPY	800,000	09/21/16	176
Bank of America	USD	18,830	JPY	2,013,556	09/21/16	941
Bank of America	USD	17	SEK	142	08/02/16	—
Bank of America	AUD	200	USD	150	09/21/16	(4)
Bank of America	AUD	200	USD	149	09/21/16	(3)
Bank of America	AUD	200	USD	150	09/21/16	(1)
Bank of America	AUD	300	USD	221	09/21/16	(6)
Bank of America	AUD	400	USD	304	09/21/16	—
Bank of America	AUD	600	USD	448	09/21/16	(7)
Bank of America	AUD	1,000	USD	738	09/21/16	(21)
Bank of America	AUD	1,600	USD	1,187	09/21/16	(27)
Bank of America	AUD	2,000	USD	1,467	09/21/16	(51)
Bank of America	CAD	200	USD	153	09/21/16	—
Bank of America	CAD	400	USD	305	09/21/16	(2)
Bank of America	CAD	400	USD	303	09/21/16	(4)
Bank of America	CAD	400	USD	312	09/21/16	6
Bank of America	CAD	500	USD	383	09/21/16	—
Bank of America	CAD	700	USD	531	09/21/16	(5)
Bank of America	CAD	1,000	USD	777	09/21/16	11
Bank of America	CAD	1,200	USD	939	09/21/16	20
Bank of America	CAD	2,000	USD	1,571	09/21/16	39
Bank of America	CAD	2,000	USD	1,558	09/21/16	26
Bank of America	CAD	2,500	USD	1,924	09/21/16	9
Bank of America	EUR	1,416	USD	1,580	08/02/16	(3)
Bank of America	EUR	500	USD	570	09/21/16	20
Bank of America	EUR	1,000	USD	1,101	09/21/16	(19)
Bank of America	EUR	1,000	USD	1,108	09/21/16	(12)
Bank of America	EUR	1,600	USD	1,793	09/21/16	1
Bank of America	EUR	2,000	USD	2,210	09/21/16	(31)
Bank of America	EUR	2,000	USD	2,264	09/21/16	23
Bank of America	EUR	3,000	USD	3,322	09/21/16	(39)
Bank of America	EUR	5,000	USD	5,562	09/21/16	(39)
Bank of America	EUR	7,000	USD	7,802	09/21/16	(41)
Bank of America	EUR	10,800	USD	12,248	09/21/16	148
Bank of America	EUR	18,674	USD	21,291	09/21/16	370
Bank of America	GBP	1	USD	1	08/01/16	—
Bank of America	GBP	27	USD	35	08/01/16	—
Bank of America	GBP	372	USD	489	08/01/16	(4)
Bank of America	GBP	402	USD	529	08/01/16	(3)
Bank of America	GBP	1,255	USD	1,651	08/01/16	(10)
Bank of America	GBP	99	USD	130	08/02/16	—
Bank of America	GBP	462	USD	611	08/02/16	—
Bank of America	GBP	575	USD	760	08/02/16	—
Bank of America	GBP	400	USD	530	09/21/16	—
Bank of America	GBP	400	USD	579	09/21/16	49
Bank of America	GBP	500	USD	718	09/21/16	56
Bank of America	GBP	600	USD	793	09/21/16	(2)
Bank of America	GBP	1,000	USD	1,314	09/21/16	(11)
Bank of America	GBP	1,000	USD	1,321	09/21/16	(4)
Bank of America	GBP	1,000	USD	1,314	09/21/16	(10)
Bank of America	GBP	1,200	USD	1,586	09/21/16	(3)
Bank of America	GBP	2,000	USD	2,705	09/21/16	56
Bank of America	GBP	7,800	USD	11,458	09/21/16	1,127
Bank of America	HKD	500	USD	65	09/21/16	—
Bank of America	HKD	1,000	USD	129	09/21/16	—
Bank of America	HKD	1,000	USD	129	09/21/16	—
Bank of America	HKD	1,000	USD	129	09/21/16	—

See accompanying notes which are an integral part of this quarterly report.

60 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	HKD	1,000	USD	129	09/21/16	—
Bank of America	HKD	1,000	USD	129	09/21/16	—
Bank of America	HKD	1,800	USD	232	09/21/16	—
Bank of America	HKD	3,000	USD	387	09/21/16	—
Bank of America	HKD	6,000	USD	774	09/21/16	—
Bank of America	JPY	4,193	USD	40	08/01/16	(1)
Bank of America	JPY	40,000	USD	379	09/21/16	(14)
Bank of America	JPY	50,000	USD	481	09/21/16	(10)
Bank of America	JPY	50,000	USD	466	09/21/16	(25)
Bank of America	JPY	100,000	USD	952	09/21/16	(30)
Bank of America	JPY	100,000	USD	981	09/21/16	(1)
Bank of America	JPY	100,000	USD	975	09/21/16	(7)
Bank of America	JPY	100,000	USD	947	09/21/16	(35)
Bank of America	JPY	300,000	USD	2,833	09/21/16	(113)
Bank of America	JPY	500,000	USD	4,881	09/21/16	(29)
Bank of Montreal	AUD	300	USD	226	09/21/16	(1)
Bank of Montreal	CAD	300	USD	230	09/21/16	—
Bank of Montreal	EUR	1,000	USD	1,108	09/21/16	(12)
Bank of Montreal	GBP	1,000	USD	1,309	09/21/16	(16)
Bank of Montreal	GBP	1,000	USD	1,295	09/21/16	(29)
Bank of Montreal	HKD	2,000	USD	258	09/21/16	—
Bank of New York	AUD	5,000	USD	3,728	09/21/16	(65)
Bank of New York	CAD	6,500	USD	4,976	09/21/16	(4)
Bank of New York	EUR	21,000	USD	23,187	09/21/16	(339)
Bank of New York	GBP	6,300	USD	8,324	09/21/16	(21)
Bank of New York	HKD	16,000	USD	2,064	09/21/16	1
Bank of New York	JPY	1,200,000	USD	11,253	09/21/16	(530)
BNP Paribas	USD	1,495	AUD	2,000	09/21/16	22
BNP Paribas	USD	1,523	AUD	2,000	09/21/16	(5)
BNP Paribas	USD	1,558	CAD	2,000	09/21/16	(26)
BNP Paribas	USD	2,171	CAD	2,800	09/21/16	(26)
BNP Paribas	USD	11,178	CAD	14,289	09/21/16	(231)
BNP Paribas	USD	8,356	EUR	7,500	09/21/16	46
BNP Paribas	USD	12,202	EUR	10,703	09/21/16	(212)
BNP Paribas	USD	3,201	GBP	2,400	09/21/16	(22)
BNP Paribas	USD	903	HKD	7,000	09/21/16	—
BNP Paribas	USD	4,756	JPY	500,000	09/21/16	153
BNP Paribas	USD	5,921	JPY	633,644	09/21/16	301
BNP Paribas	USD	18,815	JPY	2,013,556	09/21/16	956
BNP Paribas	EUR	18,674	USD	21,290	09/21/16	369
Brown Brothers Harriman	AUD	2,300	USD	1,741	09/21/16	(4)
Brown Brothers Harriman	CAD	3,000	USD	2,354	09/21/16	56
Brown Brothers Harriman	EUR	700	USD	797	09/21/16	13
Brown Brothers Harriman	EUR	11,000	USD	12,552	09/21/16	229
Brown Brothers Harriman	GBP	200	USD	297	09/21/16	32
Brown Brothers Harriman	GBP	3,100	USD	4,596	09/21/16	489
Brown Brothers Harriman	HKD	7,000	USD	903	09/21/16	—
Brown Brothers Harriman	JPY	50,000	USD	474	09/21/16	(17)
Brown Brothers Harriman	JPY	525,000	USD	4,972	09/21/16	(183)
Commonwealth Bank of Australia	AUD	700	USD	523	09/21/16	(8)
Commonwealth Bank of Australia	CAD	900	USD	694	09/21/16	4
Commonwealth Bank of Australia	EUR	3,000	USD	3,347	09/21/16	(14)
Commonwealth Bank of Australia	GBP	1,000	USD	1,365	09/21/16	41
Commonwealth Bank of Australia	HKD	2,000	USD	258	09/21/16	—
Commonwealth Bank of Australia	JPY	100,000	USD	981	09/21/16	(1)
HSBC	USD	6,625	EUR	6,000	09/21/16	97
HSBC	USD	7,892	JPY	800,000	09/21/16	(37)
HSBC	AUD	2,000	USD	1,465	09/21/16	(52)
HSBC	AUD	4,000	USD	2,930	09/21/16	(105)
HSBC	CAD	3,000	USD	2,293	09/21/16	(5)
HSBC	CAD	4,000	USD	3,058	09/21/16	(7)
HSBC	JPY	500,000	USD	4,933	09/21/16	23
National Australia Bank Limited	USD	11,181	CAD	14,289	09/21/16	(234)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 61

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
National Australia Bank Limited	USD	12,204	EUR	10,703	09/21/16	(214)
National Australia Bank Limited	USD	5,924	JPY	633,644	09/21/16	297
National Australia Bank Limited	USD	18,826	JPY	2,013,556	09/21/16	945
National Australia Bank Limited	EUR	18,674	USD	21,294	09/21/16	374
Royal Bank of Canada	USD	223	AUD	300	09/21/16	5
Royal Bank of Canada	USD	749	AUD	1,000	09/21/16	10
Royal Bank of Canada	USD	232	CAD	300	09/21/16	(2)
Royal Bank of Canada	USD	772	CAD	1,000	09/21/16	(6)
Royal Bank of Canada	USD	781	EUR	700	09/21/16	3
Royal Bank of Canada	USD	404	GBP	300	09/21/16	(7)
Royal Bank of Canada	USD	23,316	GBP	17,000	09/21/16	(797)
Royal Bank of Canada	USD	129	HKD	1,000	09/21/16	—
Royal Bank of Canada	USD	292	JPY	30,000	09/21/16	2
Royal Bank of Canada	USD	13,732	JPY	1,400,000	09/21/16	15
Royal Bank of Canada	AUD	300	USD	223	09/21/16	(5)
Royal Bank of Canada	CAD	2,000	USD	1,537	09/21/16	5
Royal Bank of Canada	GBP	16,000	USD	21,944	09/21/16	751
Royal Bank of Canada	HKD	11,000	USD	1,418	09/21/16	—
Royal Bank of Canada	JPY	1,700,000	USD	16,674	09/21/16	(18)
Standard Chartered	USD	3,708	AUD	5,000	09/21/16	86
Standard Chartered	USD	3,894	CAD	5,000	09/21/16	(63)
Standard Chartered	USD	11,176	CAD	14,289	09/21/16	(230)
Standard Chartered	USD	419	CHF	400	09/21/16	(5)
Standard Chartered	USD	12,203	EUR	10,703	09/21/16	(213)
Standard Chartered	USD	730	GBP	500	09/21/16	(67)
Standard Chartered	USD	2,107	JPY	220,000	09/21/16	53
Standard Chartered	USD	5,926	JPY	633,644	09/21/16	295
Standard Chartered	USD	18,832	JPY	2,013,556	09/21/16	938
Standard Chartered	USD	845	NOK	7,000	09/21/16	(15)
Standard Chartered	AUD	8,000	USD	5,933	09/21/16	(137)
Standard Chartered	CAD	8,000	USD	6,230	09/21/16	101
Standard Chartered	EUR	7,000	USD	7,973	09/21/16	131
Standard Chartered	EUR	18,674	USD	21,292	09/21/16	371
Standard Chartered	GBP	1,200	USD	1,751	09/21/16	161
Standard Chartered	HKD	45,000	USD	5,805	09/21/16	2
Standard Chartered	SEK	7,000	USD	851	09/21/16	31
State Street	USD	112	AUD	148	08/02/16	1
State Street	USD	149	AUD	200	09/21/16	2
State Street	USD	440	AUD	600	09/21/16	15
State Street	USD	2,664	AUD	3,500	09/21/16	(8)
State Street	USD	6,277	AUD	8,460	09/21/16	142
State Street	USD	31,013	AUD	41,800	09/21/16	704
State Street	USD	34,366	AUD	46,320	09/21/16	780
State Street	USD	114	CAD	150	08/02/16	1
State Street	USD	238	CAD	313	08/02/16	2
State Street	USD	110	CAD	144	08/03/16	1
State Street	USD	158	CAD	208	08/03/16	1
State Street	USD	762	CAD	1,000	09/21/16	4
State Street	USD	1,155	CAD	1,500	09/21/16	(6)
State Street	USD	1,177	CAD	1,500	09/21/16	(28)
State Street	USD	3,454	CAD	4,500	09/21/16	(7)
State Street	USD	10,354	CAD	13,251	09/21/16	(202)
State Street	USD	36,802	CAD	47,100	09/21/16	(718)
State Street	USD	41	CHF	40	08/02/16	—
State Street	USD	659	EUR	591	08/01/16	2
State Street	USD	16,638	EUR	15,000	09/21/16	167
State Street	USD	167	GBP	127	08/01/16	1
State Street	USD	290	GBP	221	08/01/16	2
State Street	USD	6,632	GBP	5,000	09/21/16	(9)
State Street	USD	20,258	GBP	13,930	09/21/16	(1,807)
State Street	USD	21,126	GBP	14,526	09/21/16	(1,884)
State Street	USD	1,548	HKD	12,000	09/21/16	(1)
State Street	USD	4,267	HKD	33,103	09/21/16	2

See accompanying notes which are an integral part of this quarterly report.

62 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	8,817	HKD	68,400	09/21/16	4
State Street	USD	216	JPY	22,267	08/02/16	2
State Street	USD	978	JPY	100,000	09/21/16	4
State Street	USD	980	JPY	100,000	09/21/16	2
State Street	USD	1,156	JPY	120,000	09/21/16	22
State Street	USD	1,465	JPY	150,000	09/21/16	8
State Street	USD	1,895	JPY	200,000	09/21/16	69
State Street	USD	1,954	JPY	200,000	09/21/16	10
State Street	USD	2,925	JPY	300,000	09/21/16	21
State Street	USD	7,647	JPY	800,000	09/21/16	208
State Street	USD	587	NOK	5,000	09/21/16	6
State Street	USD	12,674	SEK	102,800	09/21/16	(631)
State Street	AUD	200	USD	150	09/21/16	(2)
State Street	AUD	400	USD	300	09/21/16	(4)
State Street	AUD	500	USD	373	09/21/16	(6)
State Street	AUD	500	USD	371	09/21/16	(8)
State Street	CAD	200	USD	156	09/21/16	3
State Street	CAD	300	USD	230	09/21/16	—
State Street	CAD	600	USD	465	09/21/16	5
State Street	CAD	700	USD	531	09/21/16	(5)
State Street	CHF	810	USD	833	08/02/16	(3)
State Street	CHF	5,820	USD	6,044	09/21/16	23
State Street	EUR	96	USD	107	08/01/16	—
State Street	EUR	100	USD	112	09/21/16	—
State Street	EUR	100	USD	113	09/21/16	1
State Street	EUR	100	USD	110	09/21/16	(2)
State Street	EUR	100	USD	111	09/21/16	(1)
State Street	EUR	600	USD	665	09/21/16	(7)
State Street	EUR	2,000	USD	2,269	09/21/16	28
State Street	EUR	2,000	USD	2,232	09/21/16	(8)
State Street	EUR	2,000	USD	2,202	09/21/16	(39)
State Street	GBP	100	USD	147	09/21/16	15
State Street	GBP	200	USD	262	09/21/16	(3)
State Street	GBP	300	USD	387	09/21/16	(10)
State Street	GBP	600	USD	881	09/21/16	87
State Street	GBP	600	USD	797	09/21/16	2
State Street	GBP	1,000	USD	1,332	09/21/16	7
State Street	GBP	29,102	USD	42,323	09/21/16	3,774
State Street	HKD	530	USD	68	08/01/16	—
State Street	HKD	1,000	USD	129	09/21/16	—
State Street	HKD	2,000	USD	258	09/21/16	—
State Street	HKD	2,000	USD	258	09/21/16	—
State Street	HKD	8,000	USD	1,032	09/21/16	—
State Street	HKD	298,900	USD	38,531	09/21/16	(19)
State Street	JPY	28,879	USD	275	08/01/16	(8)
State Street	JPY	20,000	USD	199	09/21/16	3
State Street	JPY	40,000	USD	384	09/21/16	(9)
State Street	JPY	100,000	USD	958	09/21/16	(24)
State Street	JPY	100,000	USD	978	09/21/16	(4)
State Street	JPY	150,000	USD	1,449	09/21/16	(24)
State Street	JPY	300,000	USD	2,970	09/21/16	24
State Street	JPY	700,000	USD	6,837	09/21/16	(36)
State Street	JPY	5,436,000	USD	50,787	09/21/16	(2,589)
State Street	NOK	199,300	USD	24,502	09/21/16	878
State Street	SEK	1,878	USD	219	08/01/16	—
UBS	USD	11,168	CAD	14,289	09/21/16	(221)
UBS	USD	12,193	EUR	10,703	09/21/16	(203)
UBS	USD	5,922	JPY	633,644	09/21/16	299
UBS	USD	18,820	JPY	2,013,556	09/21/16	951
UBS	CAD	200	USD	157	09/21/16	4
UBS	EUR	1,000	USD	1,135	09/21/16	15
UBS	EUR	18,674	USD	21,275	09/21/16	354
UBS	GBP	500	USD	724	09/21/16	62

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 63

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	JPY	100,000	USD	937	09/21/16	(45)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						4,941

See accompanying notes which are an integral part of this quarterly report.

64 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$63,433	$890	$—	$64,323
Austria	—	10,169	—	—	10,169
Belgium	—	39,345	—	—	39,345
Bermuda	5,628	—	—	—	5,628
Brazil	6,774	—	—	—	6,774
Canada	99,103	—	—	—	99,103
Chile	—	11,258	—	—	11,258
China	5,566	14,510	—	—	20,076
Denmark	—	35,839	—	—	35,839
Finland	—	7,573	—	—	7,573
France	—	235,615	—	—	235,615
Germany	7,523	156,980	—	—	164,503
Hong Kong	—	62,275	—	—	62,275
India	—	6,033	—	—	6,033
Ireland	16,982	18,673	—	—	35,655
Isle of Man	—	559	—	—	559
Israel	18,810	5,078	—	—	23,888
Italy	—	62,922	—	—	62,922
Japan	—	416,135	—	—	416,135
Jersey	—	2,337	—	—	2,337
Luxembourg	—	5,857	—	—	5,857
Macao	—	7,360	—	—	7,360
Mexico	4,431	—	—	—	4,431
Netherlands	8,122	105,100	—	—	113,222
Norway	—	6,228	—	—	6,228
Portugal	—	12,061	—	—	12,061
Russia	2,138	6,140	—	—	8,278
Singapore	—	34,994	—	—	34,994
South Korea	—	51,972	—	—	51,972
Spain	—	49,009	—	—	49,009
Sweden	—	40,924	—	—	40,924
Switzerland	8,513	220,014	—	—	228,527
Taiwan	7,385	7,924	—	—	15,309
Thailand	—	9,928	—	—	9,928
United Kingdom	8,098	406,115	—	—	414,213
United States	23,674	11,808	—	—	35,482
Preferred Stocks	—	13,380	—	—	13,380
Short-Term Investments	—	29,068	—	123,131	152,199
Other Securities	—	—	—	22,323	22,323
Total Investments	222,747	2,166,616	890	145,454	2,535,707

Other Financial Instruments
Assets
Futures Contracts	10,075	—	—	—	10,075

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 65

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Foreign Currency Exchange Contracts	16	20,594	—	—	20,610
Liabilities
Futures Contracts	(10,081)	—	—	—	(10,081)
Foreign Currency Exchange Contracts	(35)	(15,634)	—	—	(15,669)
Total Other Financial Instruments*	$(25)	$4,960	$—	$—	$4,935

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2016 were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	364,158
Consumer Staples	187,414
Energy	149,493
Financial Services	548,568
Health Care	246,518
Materials and Processing	185,163
Producer Durables	320,312
Technology	227,896
Utilities	131,663
Short-Term Investments	152,199
Other Securities	22,323
Total Investments	2,535,707

See accompanying notes which are an integral part of this quarterly report.

66 Russell International Developed Markets Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.4%			Tencent Holdings, Ltd.	424,500	10,200
Australia - 0.5%					32,538
AGL Energy, Ltd.	11,493	179
BHP Billiton PLC - ADR	189,400	4,841	Denmark - 0.4%
Caltex Australia, Ltd.	11,262	284	Genmab A/S(Æ)	9,534	1,724
Scentre Group(ö)	321,043	1,294	Pandora A/S	54,845	7,125
Telstra Corp., Ltd.	187,122	822			8,849
Washington H Soul Pattinson & Co., Ltd.	27,849	369
Woodside Petroleum, Ltd.	34,039	689	Finland - 0.8%
WorleyParsons, Ltd.	751,300	4,239	Caverion Corp.	189,245	1,248
		12,717	Kone OYJ Class B	131,846	6,673
			Konecranes OYJ	184,789	5,563
Austria - 0.1%			Neste OYJ	56,447	2,137
Andritz AG	65,905	3,357	Sampo OYJ Class A	33,772	1,399
			YIT OYJ	321,800	2,184
Belgium - 0.6%					19,204
Ageas	8,512	286
Groupe Bruxelles Lambert SA	5,535	467	France - 5.4%
Solvay SA	61,495	6,373	BNP Paribas SA	640,942	31,714
UCB SA	89,822	7,021	Christian Dior SE	30,968	5,595
		14,147	Cie Generale des Etablissements
			Michelin Class B	65,500	6,687
Bermuda - 0.2%			Danone SA	223,397	17,185
Assured Guaranty, Ltd.	156,600	4,195	Engie SA	86,822	1,427
Axis Capital Holdings, Ltd.	8,300	461	Gecina SA(ö)	14,221	2,151
Endurance Specialty Holdings, Ltd.	3,400	230	Imerys SA	88,389	6,278
Hiscox, Ltd.	21,591	303	IPSOS	81,276	2,677
		5,189	Legrand SA - ADR	129,746	7,156
			LVMH Moet Hennessy Louis Vuitton
Brazil - 0.9%			SE - ADR	74,509	12,764
BM&FBovespa SA - Bolsa de Valores			Mercialys SA(ö)	72,343	1,690
Mercadorias e Futuros(Æ)	1,464,700	8,624	PPR SA	53,374	10,127
BR Malls Participacoes SA(Æ)	1,543,950	6,695	Renault SA	90,816	7,929
Itau Unibanco Holding SA - ADR	715,675	7,479	Sanofi - ADR	81,950	6,968
		22,798	Suez Environnement Co.	40,933	664

Canada - 1.4%			Total SA	182,048	8,751
Bank of Montreal	83,266	5,338	Veolia Environnement SA	111,777	2,480
BCE, Inc.	31,000	1,484			132,243

Brookfield Canada Office Properties(ö)	9,602	210	Germany - 4.4%
Canadian Imperial Bank of Commerce	20,300	1,542	Allianz SE	130,564	18,699
Canadian National Railway Co.	185,332	11,715	BASF SE	64,552	5,071
Cominar Real Estate Investment Trust(ö)	31,854	436	Bayer AG	65,356	7,032
Emera, Inc.	23,600	880	Daimler AG	209,100	14,199
Enbridge, Inc.	13,314	548	Deutsche Lufthansa AG	220,273	2,618
Great-West Lifeco, Inc.	24,100	626	Deutsche Telekom AG	374,587	6,369
Imperial Oil, Ltd.	95,526	2,939	Freenet AG	162,700	4,538
Intact Financial Corp.	11,100	796	Hannover Rueck SE	59,475	6,078
Methanex Corp.	134,200	3,764	Lanxess AG	104,992	4,961
Royal Bank of Canada - GDR	12,700	774	Linde AG	84,458	12,153
Suncor Energy, Inc.	49,000	1,319	MAN SE	11,366	1,192
Toronto Dominion Bank	68,958	3,005	Muenchener Rueckversicherungs-
		35,376	Gesellschaft AG in Muenchen	37,958	6,327

China - 1.3%			Rhoen Klinikum AG	32,162	947
Alibaba Group Holding, Ltd. - ADR(Æ)	126,714	10,451	STADA Arzneimittel AG	23,516	1,269
Baidu, Inc. - ADR(Æ)	44,230	7,059	Symrise AG	94,420	6,645
China Hongxing Sports, Ltd.(Å)(Æ)	6,320,000	—	Wincor Nixdorf AG(Æ)	128,163	7,082
PICC Property & Casualty Co., Ltd.			Zalando SE(Æ)(Þ)	85,696	3,247
Class H	3,106,000	4,828			108,427

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 67

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hong Kong - 0.7%			Nippon Prologis, Inc.(ö)	126	315
AIA Group, Ltd.	919,600	5,715	NTT DOCOMO, Inc.	99,300	2,695
Cathay Pacific Airways, Ltd.	1,470,000	2,392	Ono Pharmaceutical Co., Ltd.	152,600	5,472
China Resources Power Holdings Co.,			Orix JREIT, Inc.(ö)	1,739	3,211
Ltd.	1,399,900	2,216	Showa Denko KK	477,800	4,884
CLP Holdings, Ltd.	82,500	861	Sumitomo Mitsui Financial Group, Inc.	458,400	14,624
New World Development Co., Ltd.	1,760,000	2,048	Terumo Corp.	19,200	826
Power Assets Holdings, Ltd.	196,500	1,927	Tokyo Electric Power Co. Holdings, Inc.
REXLot Holdings, Ltd.(Æ)	27,960,023	491	(Æ)	564,000	2,207
Wheelock & Co., Ltd.	392,000	2,104	Toyota Motor Corp.(Æ)	349,200	19,435
		17,754	United Urban Investment Corp.(ö)	422	789
					123,462
India - 0.5%
Bharti Infratel, Ltd.	1,392,772	8,211	Mexico - 0.3%
Infosys, Ltd. - ADR	295,800	4,860	Grupo Televisa SAB - ADR	266,700	7,086
		13,071
			Netherlands - 1.3%
Ireland - 2.3%			Akzo Nobel NV	97,131	6,294
Accenture PLC Class A	152,739	17,230	Heineken NV	97,532	9,207
AerCap Holdings NV(Æ)	126,597	4,622	Koninklijke Philips NV	275,507	7,343
Glanbia PLC	48,957	942	NN Group NV	94,368	2,543
Greencore Group PLC Class A	1,221,762	5,292	Royal Dutch Shell PLC Class A	183,388	4,776
Medtronic PLC	334,702	29,330	Royal Dutch Shell PLC Class B	69,334	1,845
		57,416			32,008

Israel - 0.6%			New Zealand - 0.2%
Delek Energy Systems, Ltd.(Æ)	498	265	Mercury NZ, Ltd.	1,274,674	2,881
Mobileye NV(Æ)	196,009	9,391	Ryman Healthcare, Ltd.	203,485	1,402
Teva Pharmaceutical Industries, Ltd.					4,283
- ADR	90,600	4,847
		14,503	Norway - 0.5%
			DNB ASA	416,398	4,577
Italy - 0.4%			SpareBank 1 SR-Bank ASA	881,252	4,095
Enel SpA	1,062,698	4,890	Yara International ASA	145,300	4,736
ENI SpA - ADR	68,802	1,051			13,408
Parmalat SpA	236,380	621
Snam Rete Gas SpA	161,453	934	Portugal - 0.2%
Trevi Finanziaria Industriale SpA	1,489,405	1,951	Energias de Portugal SA	1,339,489	4,588
		9,447
			Puerto Rico - 0.3%
Japan - 5.0%			Popular, Inc.	197,400	6,650
Advance Residence Investment Corp.(ö)	560	1,561
Aozora Bank, Ltd.	1,347,000	4,940	Russia - 0.1%
Asahi Group Holdings, Ltd.	177,500	6,014	Sberbank of Russia PJSC - ADR	363,500	3,160
Canon, Inc.	38,800	1,099
Chubu Electric Power Co., Inc.	99,800	1,458	Singapore - 0.5%
Daiwa House Industry Co., Ltd.	24,200	678	Singapore Exchange, Ltd.	946,400	5,341
Daiwa Securities Group, Inc.(Æ)	2,143,000	12,054	United Overseas Bank, Ltd.	420,300	5,744
Eisai Co., Ltd.	90,900	5,317			11,085

FamilyMart Co., Ltd.	86,100	5,086	South Korea - 2.4%
Honda Motor Co., Ltd.	253,900	6,935	BNK Financial Group, Inc.	262,703	2,068
Idemitsu Kosan Co., Ltd.	63,200	1,229	Hyundai Motor Co.	9,387	1,102
Japan Petroleum Exploration Co., Ltd.	11,000	227	Kia Motors Corp.	165,800	6,243
Japan Post Holdings Co., Ltd.	58,800	774	LG Household & Health Care, Ltd.(Æ)	9,371	8,435
Japan Retail Fund Investment Corp.(ö)	1,654	4,071	Samsung Electronics Co., Ltd.	27,822	38,260
Japan Tobacco, Inc.	49,300	1,925	Shinhan Financial Group Co., Ltd.	69,079	2,474
JX Holdings, Inc.	1,215,900	4,569			58,582
KDDI Corp.	216,800	6,603
Mizuho Financial Group, Inc.	1,717,100	2,760	Spain - 0.3%
Nagoya Railroad Co., Ltd.	286,000	1,609	Endesa SA - ADR	25,849	543
Nikon Corp.	6,700	95	Iberdrola SA	390,754	2,679

See accompanying notes which are an integral part of this quarterly report.

68 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Red Electrica Corp. SA	169,996	3,892	Persimmon PLC Class A	297,534	6,635
		7,114	Reckitt Benckiser Group PLC	135,355	13,111
			Segro PLC(ö)	190,597	1,116
Sweden - 1.0%			Shaftesbury PLC(ö)	128,793	1,591
Atlas Copco AB Class B	101,300	2,590	Standard Chartered PLC(Æ)	533,242	4,265
Duni AB	260,200	3,618	Taylor Wimpey PLC	3,478,154	7,111
Investor AB Class B	183,329	6,312	Tesco PLC(Æ)	1,454,254	2,998
Loomis AB Class B	163,260	4,709	Unilever PLC	4,494	210
Meda AB Class A	99,386	1,854	Vodafone Group PLC	386,027	1,174
Nordea Bank AB	100,005	891			171,722
Svenska Handelsbanken AB Class A	436,287	5,248
		25,222	United States - 49.1%
			3M Co.	67,454	12,031
Switzerland - 5.3%			Abiomed, Inc.(Æ)	32,600	3,846
Allreal Holding AG	2,078	307	Aflac, Inc.	12,100	875
Basler Kantonalbank	7,914	552	Align Technology, Inc.(Æ)	70,077	6,247
Chubb, Ltd.	35,150	4,403	Allergan PLC(Æ)	43,185	10,924
Cie Financiere Richemont SA	259,227	15,749	ALLETE, Inc.	104,800	6,691
Credit Suisse Group AG	1,144,449	13,195	Alphabet, Inc. Class A(Æ)	25,816	20,429
Glencore PLC(Æ)	6,611,200	16,505	Alphabet, Inc. Class C(Æ)	18,661	14,346
Julius Baer Group, Ltd.	278,432	11,424	Altria Group, Inc.	48,400	3,277
Kuehne & Nagel International AG	33,460	4,692	Amazon.com, Inc.(Æ)	24,570	18,644
LafargeHolcim, Ltd.	299,475	14,251	Ameren Corp.	7,400	388
Luzerner Kantonalbank AG(Æ)	201	86	American Electric Power Co., Inc.	25,300	1,753
Nestle SA	219,021	17,557	American Financial Group, Inc.	5,600	409
Novartis AG	134,464	11,131	American International Group, Inc.	294,900	16,054
Roche Holding AG	57,293	14,628	American Tower Corp.(ö)	68,290	7,906
Sonova Holding AG	7,916	1,084	Ameris Bancorp	211,320	7,007
Swiss Prime Site AG Class A	10,112	929	Annaly Capital Management, Inc.(ö)	222,244	2,440
Swiss Re AG	44,721	3,753	Anthem, Inc.	127,792	16,784
		130,246	Apple, Inc.	200,554	20,900
			Applied Materials, Inc.	77,400	2,035
Taiwan - 0.9%			AT&T, Inc.	161,224	6,979
Taiwan Semiconductor Manufacturing			Athenahealth, Inc.(Æ)	52,494	6,708
Co., Ltd. - ADR	773,800	21,496	Atmos Energy Corp.	6,200	495

Thailand - 0.5%			AvalonBay Communities, Inc.(ö)	406	75
Siam Commercial Bank PCL (The)	1,631,500	7,462	Avnet, Inc.	135,200	5,557
Thai Oil PCL	2,933,700	5,125	Bank of America Corp.	1,183,100	17,143
		12,587	Baxter International, Inc.	80,328	3,857
			Bed Bath & Beyond, Inc.	45,800	2,059
United Kingdom - 7.0%			Berkshire Hathaway, Inc. Class B(Æ)	41,476	5,984
Aon PLC	100,900	10,803	BlackRock, Inc. Class A	12,205	4,470
AstraZeneca PLC	123,989	8,316	Bristol-Myers Squibb Co.	201,083	15,043
Barclays PLC	6,353,399	12,974	Brookline Bancorp, Inc.	352,276	4,012
Barratt Developments PLC	1,075,260	6,217	Brown-Forman Corp. Class B - ADR	42,520	4,175
BBA Aviation PLC	1,554,688	4,896	Cabot Oil & Gas Corp.	308,300	7,606
Bellway PLC	223,088	6,182	CalAtlantic Group, Inc.	105,384	3,816
BP PLC	2,639,126	14,970	Campbell Soup Co.	1,197	75
British American Tobacco PLC	92,934	5,931	Capital One Financial Corp.	78,900	5,293
Bunzl PLC	6,005	188	Carter's, Inc.	57,000	5,771
CNH Industrial NV	1,990,800	14,188	Caterpillar, Inc.	100,100	8,284
Delphi Automotive PLC	155,700	10,560	Charter Communications, Inc. Class
Diageo PLC	630,239	18,018	A(Æ)	29,526	6,935
Experian PLC	244,000	4,767	Chevron Corp.	63,220	6,479
GlaxoSmithKline PLC - ADR	60,901	1,360	Church & Dwight Co., Inc.	23,996	2,357
HSBC Holdings PLC	20,182	132	Cigna Corp.	108,256	13,961
Imperial Tobacco Group PLC	93,751	4,941	Cincinnati Financial Corp.	12,200	911
Just Eat PLC(Æ)	648,011	4,599	Cisco Systems, Inc.	22,900	699
Land Securities Group PLC(ö)	259,723	3,756	Citigroup, Inc.	434,000	19,014
National Grid PLC	49,708	713	Clorox Co. (The)	36,689	4,809

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 69

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CMS Energy Corp.	8,400	380	Microsoft Corp.	656,832	37,229
Coca-Cola Co. (The)	57,500	2,509	Middleby Corp.(Æ)	72,388	8,714
Colgate-Palmolive Co.	60,016	4,467	Monster Beverage Corp.(Æ)	55,089	8,849
Comcast Corp. Class A	5,300	356	Mylan NV(Æ)	137,714	6,444
Consolidated Edison, Inc.	20,700	1,658	Netflix, Inc.(Æ)	83,725	7,640
Corning, Inc.	311,800	6,928	NextEra Energy, Inc.	75,300	9,660
CoStar Group, Inc.(Æ)	36,811	7,653	Nomad Foods, Ltd.(Æ)	549,503	4,863
Costco Wholesale Corp.	53,371	8,925	Occidental Petroleum Corp.	30,000	2,242
Crown Castle International Corp.(ö)	873	85	Omnicom Group, Inc.	41,494	3,415
Cummins, Inc.	73,300	8,999	Oracle Corp.	256,358	10,521
CVS Health Corp.	32,809	3,042	Panera Bread Co. Class A(Æ)	29,149	6,393
Danaher Corp.	60,158	4,899	PepsiCo, Inc.	51,173	5,574
DexCom, Inc.(Æ)	113,544	10,472	Pfizer, Inc.	427,241	15,761
Dime Community Bancshares, Inc.	246,600	4,266	PG&E Corp.	33,900	2,168
Dominion Resources, Inc.	6,800	531	Philip Morris International, Inc.	27,900	2,797
DR Horton, Inc.	576,900	18,968	Phillips 66	52,382	3,984
Dr Pepper Snapple Group, Inc.	10,800	1,064	Pioneer Natural Resources Co.	31,053	5,048
DTE Energy Co.	7,600	741	Platform Specialty Products Corp.(Æ)	468,108	4,307
Duke Energy Corp.	24,200	2,071	PPL Corp.	51,800	1,953
Edison International	22,300	1,726	Praxair, Inc.	76,584	8,925
Estee Lauder Cos., Inc. (The) Class A	11,826	1,099	Priceline Group, Inc. (The)(Æ)	4,966	6,708
Eversource Energy	10,400	608	ProAssurance Corp.	4,600	238
Exelon Corp.	25,945	967	Procter & Gamble Co. (The)	80,567	6,896
Expedia, Inc.	57,187	6,671	Progressive Corp. (The)	47,300	1,538
Exxon Mobil Corp.	111,827	9,947	Public Service Enterprise Group, Inc.	40,700	1,873
Facebook, Inc. Class A(Æ)	96,662	11,980	Public Storage(ö)	9,472	2,263
FairPoint Communications, Inc.(Æ)	130,248	2,109	Pure Storage, Inc. Class A(Æ)	7,786	98
FedEx Corp.	34,523	5,589	Quest Diagnostics, Inc.	80,300	6,935
Fortune Brands Home & Security, Inc.	116,554	7,374	Range Resources Corp.	353,900	14,266
Franklin Resources, Inc.	155,800	5,638	Raytheon Co.	14,400	2,009
Frontier Communications Corp.	1,006,300	5,233	Regal Entertainment Group Class A	138,585	3,260
General Dynamics Corp.	51,400	7,550	Regeneron Pharmaceuticals, Inc.(Æ)	15,556	6,613
General Electric Co.	243,485	7,582	Reynolds American, Inc.	49,600	2,483
General Motors Co.	435,300	13,729	Rite Aid Corp.(Æ)	100,800	706
Goldman Sachs Group, Inc. (The)	53,000	8,417	Samsonite International SA	2,763,300	7,837
Hartford Financial Services Group, Inc.	18,800	749	SCANA Corp.	9,100	682
Hewlett Packard Enterprise Co.	191,800	4,032	Schlumberger, Ltd.	41,926	3,376
Home Depot, Inc. (The)	24,100	3,332	ServiceNow, Inc.(Æ)	99,048	7,421
Honeywell International, Inc.	141,481	16,459	Southern Co. (The)	38,500	2,060
HP, Inc.	191,800	2,687	Southwest Bancorp, Inc.	172,800	3,356
Hyatt Hotels Corp. Class A(Æ)	24,300	1,226	SS&C Technologies Holdings, Inc.	275,326	8,871
Independent Bank Corp.	144,292	7,245	St. Jude Medical, Inc.	155,100	12,880
Intel Corp.	428,600	14,941	State Street Corp.	175,186	11,524
International Bancshares Corp.	201,918	5,537	SunTrust Banks, Inc.	59,000	2,495
International Business Machines Corp.	13,000	2,088	Synchrony Financial	75,278	2,099
International Game Technology PLC	336,316	7,029	Tesoro Corp.	30,121	2,294
JM Smucker Co. (The)	47,200	7,276	Thermo Fisher Scientific, Inc.	107,636	17,097
Johnson & Johnson	187,725	23,509	Thomson Reuters Corp.	29,000	1,221
JPMorgan Chase & Co.	653,534	41,807	Tiffany & Co.	43,739	2,822
Kimberly-Clark Corp.	4,300	557	Time Warner, Inc.	166,896	12,793
Lennar Corp. Class A	222,800	10,427	Travelers Cos., Inc. (The)	15,500	1,801
Lockheed Martin Corp.	9,700	2,451	Tyson Foods, Inc. Class A	1,128	83
Marathon Petroleum Corp.	109,200	4,301	United Parcel Service, Inc. Class B	116,874	12,634
MasterCard, Inc. Class A	17,500	1,667	United Technologies Corp.	6,182	666
McCormick & Co., Inc.	4,024	411	UnitedHealth Group, Inc.	154,500	22,124
McDonald's Corp.	17,800	2,094	Valero Energy Corp.	25,583	1,337
McKesson Corp.	29,277	5,696	Veeva Systems, Inc. Class A(Æ)	154,731	5,878
Merck & Co., Inc.	327,700	19,223	Verizon Communications, Inc.	136,234	7,549
Meritage Homes Corp.(Æ)	85,100	3,097	Visa, Inc. Class A	311,281	24,295
MetLife, Inc.	128,400	5,488	Walgreens Boots Alliance, Inc.	2,600	206

See accompanying notes which are an integral part of this quarterly report.

70 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Wal-Mart Stores, Inc.	41,800		3,050
Walt Disney Co. (The)	152,714		14,653
Waters Corp.(Æ)	65,292		10,377
Wayfair, Inc. Class A(Æ)	134,281		5,841
Web.com Group, Inc.(Æ)	322,000		6,073
Webster Financial Corp.	159,300		5,728
WEC Energy Group, Inc.	14,100		915
Wells Fargo & Co.	324,400		15,561
WESCO International, Inc.(Æ)	127,200		7,090
Western Union Co. (The)	302,200		6,044
Workday, Inc. Class A(Æ)	135,139		11,262
Xcel Energy, Inc.	25,700		1,130
Xerox Corp.	503,600		5,187
Zillow Group, Inc. Class A(Æ)	8,736		344
Zimmer Biomet Holdings, Inc.	114,523		15,019
			1,209,163

Total Common Stocks
(cost $1,940,439)			2,348,898

Preferred Stocks - 0.0%
Germany - 0.0%
Man SE	718		75

Total Preferred Stocks
(cost $75)			75

Short-Term Investments - 4.3%
United States - 4.3%
Russell U.S. Cash Management Fund	86,568,847	(8)	86,569
United States Treasury Bills
0.300% due 11/10/16 (§)(ç)	6,400		6,395
0.370% due 01/05/17 (§)(ç)	13,300		13,280
Total Short-Term Investments
(cost $106,243)			106,244

Other Securities - 1.6%
Russell U.S. Cash Collateral Fund(×)	39,849,966	(8)	39,850
Total Other Securities
(cost $39,850)			39,850

Total Investments 101.3%
(identified cost $2,086,607)			2,495,067

Other Assets and Liabilities, Net
-(1.3%)			(32,318)
Net Assets - 100.0%			2,462,749

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 71

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
China Hongxing Sports, Ltd.	08/27/10	SGD	6,320,000	—	764	—
						—
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	51	EUR	2,264	08/16	75
DAX Index Futures	9	EUR	2,323	09/16	174
Euro STOXX 50 Index Futures	50	EUR	1,492	09/16	75
FTSE 100 Index Futures	30	GBP	2,003	09/16	207
Hang Seng Index Futures	5	HKD	5,444	08/16	(11)
OMXS 30 Index Futures	37	SEK	5,126	08/16	15
S&P 500 E-Mini Index Futures	268	USD	29,054	09/16	957
S&P Mid 400 E-Mini Index Futures	12	USD	1,868	09/16	69
S&P/TSX 60 Index Futures	11	CAD	1,860	09/16	51
SPI 200 Index Futures	12	AUD	1,656	09/16	77
TOPIX Index Futures	1,002	JPY	13,311,570	09/16	1,374
Short Positions
Euro STOXX 50 Index Futures	559	EUR	16,675	09/16	(441)
FTSE 100 Index Futures	765	GBP	51,075	09/16	(6,563)
Hang Seng Index Futures	213	HKD	231,893	08/16	381
MSCI Emerging Markets Mini Index Futures	280	USD	12,341	09/16	(979)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(4,539)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	304	AUD	400	09/21/16	—
Bank of America	USD	369	AUD	500	09/21/16	11
Bank of America	USD	1,325	AUD	1,800	09/21/16	41
Bank of America	USD	385	CAD	500	09/21/16	(2)
Bank of America	USD	1,171	CAD	1,500	09/21/16	(22)
Bank of America	USD	1,040	CHF	1,000	09/21/16	(6)
Bank of America	USD	201	EUR	180	08/02/16	—
Bank of America	USD	255	EUR	228	08/02/16	1
Bank of America	USD	221	EUR	200	09/21/16	3
Bank of America	USD	1,125	EUR	1,000	09/21/16	(5)
Bank of America	USD	1,446	EUR	1,300	09/21/16	10
Bank of America	USD	4,063	EUR	3,564	09/21/16	(71)
Bank of America	USD	5,326	EUR	4,700	09/21/16	(61)
Bank of America	USD	10,208	EUR	9,000	09/21/16	(125)
Bank of America	USD	2,063	GBP	1,570	08/01/16	15
Bank of America	USD	2,351	GBP	1,787	08/01/16	14
Bank of America	USD	159	GBP	120	09/21/16	—
Bank of America	USD	263	GBP	200	09/21/16	2
Bank of America	USD	571	GBP	400	09/21/16	(41)
Bank of America	USD	657	GBP	500	09/21/16	5
Bank of America	USD	676	GBP	500	09/21/16	(14)

See accompanying notes which are an integral part of this quarterly report.

72 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	724	GBP	500	09/21/16	(61)
Bank of America	USD	1,995	GBP	1,400	09/21/16	(141)
Bank of America	USD	12,634	GBP	8,600	09/21/16	(1,243)
Bank of America	USD	129	HKD	1,000	09/21/16	—
Bank of America	USD	155	HKD	1,200	09/21/16	—
Bank of America	USD	387	HKD	3,000	09/21/16	—
Bank of America	USD	516	HKD	4,000	09/21/16	—
Bank of America	USD	645	HKD	5,000	09/21/16	—
Bank of America	USD	1,290	HKD	10,000	09/21/16	—
Bank of America	USD	29	JPY	3,063	08/01/16	1
Bank of America	USD	193	JPY	20,377	08/01/16	7
Bank of America	USD	156	JPY	16,355	08/02/16	4
Bank of America	USD	236	JPY	25,000	09/21/16	19
Bank of America	USD	672	JPY	70,000	09/21/16	15
Bank of America	USD	945	JPY	100,000	09/21/16	37
Bank of America	USD	952	JPY	100,000	09/21/16	30
Bank of America	USD	1,560	JPY	160,000	09/21/16	11
Bank of America	USD	2,179	JPY	233,034	09/21/16	109
Bank of America	USD	2,194	JPY	220,000	09/21/16	(34)
Bank of America	USD	2,365	JPY	250,000	09/21/16	89
Bank of America	USD	2,646	JPY	280,000	09/21/16	103
Bank of America	USD	3,417	JPY	350,000	09/21/16	20
Bank of America	USD	20,645	JPY	2,207,659	09/21/16	1,031
Bank of America	USD	83	SEK	700	09/21/16	(1)
Bank of America	USD	243	SEK	2,000	09/21/16	(9)
Bank of America	AUD	100	USD	75	09/21/16	(1)
Bank of America	AUD	100	USD	73	09/21/16	(3)
Bank of America	AUD	100	USD	76	09/21/16	—
Bank of America	AUD	150	USD	114	09/21/16	—
Bank of America	AUD	200	USD	149	09/21/16	(3)
Bank of America	AUD	200	USD	149	09/21/16	(2)
Bank of America	AUD	900	USD	668	09/21/16	(15)
Bank of America	CAD	100	USD	76	09/21/16	—
Bank of America	CAD	100	USD	76	09/21/16	—
Bank of America	CAD	100	USD	78	09/21/16	1
Bank of America	CAD	100	USD	76	09/21/16	(1)
Bank of America	CAD	100	USD	77	09/21/16	—
Bank of America	CAD	100	USD	77	09/21/16	1
Bank of America	CAD	170	USD	130	09/21/16	—
Bank of America	CAD	200	USD	151	09/21/16	(2)
Bank of America	CAD	300	USD	235	09/21/16	5
Bank of America	CAD	300	USD	228	09/21/16	(2)
Bank of America	CAD	400	USD	314	09/21/16	8
Bank of America	CAD	1,000	USD	770	09/21/16	4
Bank of America	CHF	300	USD	305	08/02/16	(4)
Bank of America	CHF	190	USD	195	08/03/16	—
Bank of America	CHF	3,000	USD	3,059	09/21/16	(45)
Bank of America	DKK	2,000	USD	299	09/21/16	(2)
Bank of America	EUR	22	USD	25	08/02/16	—
Bank of America	EUR	49	USD	54	08/02/16	—
Bank of America	EUR	138	USD	154	08/02/16	—
Bank of America	EUR	180	USD	199	09/21/16	(3)
Bank of America	EUR	200	USD	221	09/21/16	(3)
Bank of America	EUR	300	USD	333	09/21/16	(3)
Bank of America	EUR	300	USD	342	09/21/16	6
Bank of America	EUR	300	USD	330	09/21/16	(6)
Bank of America	EUR	300	USD	330	09/21/16	(6)
Bank of America	EUR	500	USD	551	09/21/16	(9)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 73

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	EUR	800	USD	897	09/21/16	—
Bank of America	EUR	1,000	USD	1,107	09/21/16	(13)
Bank of America	EUR	1,000	USD	1,140	09/21/16	20
Bank of America	EUR	3,000	USD	3,337	09/21/16	(24)
Bank of America	EUR	3,200	USD	3,566	09/21/16	(19)
Bank of America	EUR	10,500	USD	11,908	09/21/16	144
Bank of America	EUR	12,770	USD	14,559	09/21/16	253
Bank of America	GBP	48	USD	64	08/02/16	—
Bank of America	GBP	100	USD	132	09/21/16	—
Bank of America	GBP	100	USD	133	09/21/16	—
Bank of America	GBP	100	USD	146	09/21/16	13
Bank of America	GBP	100	USD	132	09/21/16	—
Bank of America	GBP	120	USD	158	09/21/16	(1)
Bank of America	GBP	120	USD	158	09/21/16	(1)
Bank of America	GBP	150	USD	199	09/21/16	—
Bank of America	GBP	300	USD	434	09/21/16	37
Bank of America	GBP	300	USD	394	09/21/16	(3)
Bank of America	GBP	400	USD	528	09/21/16	(2)
Bank of America	GBP	800	USD	1,141	09/21/16	82
Bank of America	GBP	1,100	USD	1,488	09/21/16	31
Bank of America	GBP	6,700	USD	9,842	09/21/16	967
Bank of America	GBP	7,394	USD	10,789	09/21/16	995
Bank of America	HKD	468	USD	60	08/01/16	—
Bank of America	HKD	290	USD	37	08/02/16	—
Bank of America	HKD	349	USD	45	08/02/16	—
Bank of America	HKD	623	USD	80	08/02/16	—
Bank of America	HKD	500	USD	64	09/21/16	—
Bank of America	HKD	800	USD	103	09/21/16	—
Bank of America	HKD	1,000	USD	129	09/21/16	—
Bank of America	HKD	1,500	USD	193	09/21/16	—
Bank of America	HKD	3,000	USD	387	09/21/16	—
Bank of America	JPY	4,164	USD	40	08/03/16	(1)
Bank of America	JPY	10,000	USD	94	09/21/16	(4)
Bank of America	JPY	10,000	USD	94	09/21/16	(4)
Bank of America	JPY	10,000	USD	95	09/21/16	(3)
Bank of America	JPY	20,000	USD	195	09/21/16	(1)
Bank of America	JPY	20,000	USD	187	09/21/16	(9)
Bank of America	JPY	30,000	USD	295	09/21/16	1
Bank of America	JPY	30,000	USD	284	09/21/16	(10)
Bank of America	JPY	30,000	USD	285	09/21/16	(9)
Bank of America	JPY	40,000	USD	373	09/21/16	(20)
Bank of America	JPY	40,000	USD	374	09/21/16	(19)
Bank of America	JPY	40,000	USD	393	09/21/16	—
Bank of America	JPY	100,000	USD	940	09/21/16	(42)
Bank of America	JPY	200,000	USD	1,952	09/21/16	(11)
Bank of America	JPY	200,000	USD	1,883	09/21/16	(80)
Bank of America	SEK	100	USD	12	09/21/16	—
Bank of America	SEK	1,000	USD	116	09/21/16	(1)
Bank of America	SEK	1,600	USD	189	09/21/16	2
Bank of America	SGD	55	USD	41	08/03/16	—
Bank of Montreal	AUD	100	USD	75	09/21/16	—
Bank of Montreal	AUD	300	USD	225	09/21/16	(3)
Bank of Montreal	CAD	400	USD	307	09/21/16	1
Bank of Montreal	EUR	400	USD	443	09/21/16	(5)
Bank of Montreal	EUR	1,000	USD	1,104	09/21/16	(16)
Bank of Montreal	GBP	200	USD	259	09/21/16	(6)
Bank of Montreal	GBP	400	USD	524	09/21/16	(6)
Bank of Montreal	HKD	1,000	USD	129	09/21/16	—

See accompanying notes which are an integral part of this quarterly report.

74 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	JPY	10,000	USD	100	09/21/16	2
Bank of Montreal	JPY	60,000	USD	567	09/21/16	(23)
Bank of Montreal	SEK	700	USD	81	09/21/16	(1)
BNP Paribas	USD	4,063	EUR	3,564	09/21/16	(70)
BNP Paribas	USD	293	JPY	30,000	09/21/16	1
BNP Paribas	USD	2,178	JPY	233,034	09/21/16	111
BNP Paribas	USD	20,629	JPY	2,207,659	09/21/16	1,048
BNP Paribas	EUR	12,770	USD	14,559	09/21/16	252
BNP Paribas	GBP	7,394	USD	10,796	09/21/16	1,002
BNP Paribas	JPY	60,000	USD	571	09/21/16	(18)
BNP Paribas	JPY	300,000	USD	2,878	09/21/16	(68)
Brown Brothers Harriman	USD	223	EUR	200	09/21/16	1
Brown Brothers Harriman	USD	790	GBP	600	09/21/16	4
Brown Brothers Harriman	AUD	100	USD	76	09/21/16	—
Brown Brothers Harriman	AUD	950	USD	719	09/21/16	(2)
Brown Brothers Harriman	CAD	100	USD	78	09/21/16	2
Brown Brothers Harriman	CAD	1,300	USD	1,020	09/21/16	24
Brown Brothers Harriman	EUR	100	USD	111	09/21/16	(1)
Brown Brothers Harriman	EUR	200	USD	228	09/21/16	4
Brown Brothers Harriman	EUR	4,600	USD	5,249	09/21/16	96
Brown Brothers Harriman	GBP	100	USD	148	09/21/16	16
Brown Brothers Harriman	GBP	600	USD	774	09/21/16	(21)
Brown Brothers Harriman	GBP	1,400	USD	2,076	09/21/16	222
Brown Brothers Harriman	HKD	1,000	USD	129	09/21/16	—
Brown Brothers Harriman	HKD	2,500	USD	323	09/21/16	—
Brown Brothers Harriman	JPY	50,000	USD	498	09/21/16	7
Brown Brothers Harriman	JPY	260,000	USD	2,462	09/21/16	(91)
Brown Brothers Harriman	SEK	3,000	USD	369	09/21/16	17
Commonwealth Bank of Australia	USD	221	AUD	300	09/21/16	6
Commonwealth Bank of Australia	USD	267	GBP	200	09/21/16	(2)
Commonwealth Bank of Australia	USD	258	HKD	2,000	09/21/16	—
Commonwealth Bank of Australia	AUD	100	USD	74	09/21/16	(2)
Commonwealth Bank of Australia	AUD	100	USD	75	09/21/16	(1)
Commonwealth Bank of Australia	CAD	100	USD	77	09/21/16	—
Commonwealth Bank of Australia	CAD	100	USD	77	09/21/16	1
Commonwealth Bank of Australia	EUR	500	USD	558	09/21/16	(2)
Commonwealth Bank of Australia	EUR	600	USD	667	09/21/16	(5)
Commonwealth Bank of Australia	GBP	100	USD	136	09/21/16	4
Commonwealth Bank of Australia	GBP	200	USD	266	09/21/16	1
Commonwealth Bank of Australia	HKD	1,000	USD	129	09/21/16	—
Commonwealth Bank of Australia	JPY	20,000	USD	194	09/21/16	(2)
Commonwealth Bank of Australia	JPY	20,000	USD	196	09/21/16	—
Commonwealth Bank of Australia	SEK	200	USD	24	09/21/16	—
HSBC	USD	1,656	EUR	1,500	09/21/16	24
HSBC	USD	1,321	GBP	1,000	09/21/16	3
HSBC	USD	7,892	JPY	800,000	09/21/16	(36)
HSBC	EUR	600	USD	662	09/21/16	(10)
HSBC	GBP	1,500	USD	1,982	09/21/16	(5)
HSBC	JPY	300,000	USD	2,960	09/21/16	14
National Australia Bank Limited	USD	4,064	EUR	3,564	09/21/16	(71)
National Australia Bank Limited	USD	2,179	JPY	233,034	09/21/16	109
National Australia Bank Limited	USD	20,640	JPY	2,207,659	09/21/16	1,037
National Australia Bank Limited	EUR	12,770	USD	14,562	09/21/16	255
National Australia Bank Limited	GBP	7,394	USD	10,790	09/21/16	996
Royal Bank of Canada	USD	21,944	GBP	16,000	09/21/16	(751)
Royal Bank of Canada	USD	12,751	JPY	1,300,000	09/21/16	14
Royal Bank of Canada	EUR	100	USD	112	09/21/16	—
Royal Bank of Canada	GBP	300	USD	391	09/21/16	(6)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 75

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	GBP	16,200	USD	22,218	09/21/16	760
Royal Bank of Canada	JPY	30,000	USD	287	09/21/16	(8)
Royal Bank of Canada	JPY	100,000	USD	986	09/21/16	4
Royal Bank of Canada	JPY	1,700,000	USD	16,674	09/21/16	(18)
Standard Chartered	USD	11,124	AUD	15,000	09/21/16	257
Standard Chartered	USD	10,902	CAD	14,000	09/21/16	(177)
Standard Chartered	USD	4,064	EUR	3,564	09/21/16	(71)
Standard Chartered	USD	24,658	GBP	16,900	09/21/16	(2,273)
Standard Chartered	USD	1,916	JPY	200,000	09/21/16	48
Standard Chartered	USD	2,180	JPY	233,034	09/21/16	109
Standard Chartered	USD	20,648	JPY	2,207,659	09/21/16	1,029
Standard Chartered	AUD	6,935	USD	5,143	09/21/16	(119)
Standard Chartered	CAD	6,519	USD	5,077	09/21/16	82
Standard Chartered	CHF	5,000	USD	5,238	09/21/16	65
Standard Chartered	DKK	38,000	USD	5,826	09/21/16	103
Standard Chartered	EUR	3,800	USD	4,328	09/21/16	71
Standard Chartered	EUR	12,770	USD	14,560	09/21/16	254
Standard Chartered	GBP	5,500	USD	8,025	09/21/16	740
Standard Chartered	GBP	7,394	USD	10,787	09/21/16	994
Standard Chartered	HKD	49,000	USD	6,321	09/21/16	2
State Street	USD	2,026	AUD	2,731	09/21/16	46
State Street	USD	5,442	AUD	7,335	09/21/16	123
State Street	USD	23,124	AUD	31,168	09/21/16	525
State Street	USD	3,620	CAD	4,633	09/21/16	(71)
State Street	USD	5,406	CAD	6,919	09/21/16	(106)
State Street	USD	18,238	CAD	23,341	09/21/16	(356)
State Street	USD	819	CHF	800	09/21/16	9
State Street	USD	1,108	EUR	1,000	09/21/16	12
State Street	USD	262	GBP	200	09/21/16	3
State Street	USD	352	GBP	250	09/21/16	(21)
State Street	USD	1,332	GBP	1,000	09/21/16	(7)
State Street	USD	2,129	GBP	1,600	09/21/16	(10)
State Street	USD	7,559	GBP	5,198	09/21/16	(674)
State Street	USD	33,376	GBP	22,950	09/21/16	(2,978)
State Street	USD	645	HKD	5,000	09/21/16	—
State Street	USD	1,478	HKD	11,465	09/21/16	1
State Street	USD	5,891	HKD	45,700	09/21/16	3
State Street	USD	569	JPY	60,000	09/21/16	20
State Street	USD	935	JPY	100,000	09/21/16	47
State Street	USD	963	JPY	100,000	09/21/16	19
State Street	USD	980	JPY	100,000	09/21/16	2
State Street	USD	1,175	JPY	120,000	09/21/16	3
State Street	USD	1,370	JPY	140,000	09/21/16	5
State Street	USD	1,950	JPY	200,000	09/21/16	14
State Street	USD	2,369	JPY	250,000	09/21/16	86
State Street	USD	1,256	SEK	10,184	09/21/16	(62)
State Street	AUD	100	USD	74	09/21/16	(2)
State Street	AUD	100	USD	75	09/21/16	(1)
State Street	AUD	100	USD	76	09/21/16	—
State Street	AUD	200	USD	149	09/21/16	(2)
State Street	AUD	200	USD	147	09/21/16	(5)
State Street	AUD	200	USD	146	09/21/16	(6)
State Street	BRL	164	USD	50	08/02/16	(1)
State Street	BRL	217	USD	66	08/02/16	(1)
State Street	CAD	100	USD	77	09/21/16	—
State Street	CAD	100	USD	76	09/21/16	(1)
State Street	CAD	100	USD	78	09/21/16	1
State Street	CAD	300	USD	232	09/21/16	3

See accompanying notes which are an integral part of this quarterly report.

76 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	CHF	11,019	USD	11,521	09/21/16	121
State Street	CHF	29,690	USD	30,833	09/21/16	117
State Street	EUR	70	USD	80	09/21/16	1
State Street	EUR	400	USD	440	09/21/16	(8)
State Street	EUR	400	USD	452	09/21/16	4
State Street	EUR	400	USD	444	09/21/16	(4)
State Street	EUR	500	USD	558	09/21/16	(2)
State Street	EUR	15,914	USD	18,113	09/21/16	284
State Street	GBP	100	USD	131	09/21/16	(1)
State Street	GBP	100	USD	133	09/21/16	—
State Street	GBP	100	USD	146	09/21/16	14
State Street	GBP	200	USD	266	09/21/16	1
State Street	GBP	300	USD	397	09/21/16	—
State Street	GBP	800	USD	1,136	09/21/16	76
State Street	GBP	1,800	USD	2,397	09/21/16	13
State Street	HKD	1,000	USD	129	09/21/16	—
State Street	HKD	1,000	USD	129	09/21/16	—
State Street	HKD	1,000	USD	129	09/21/16	—
State Street	HKD	186,605	USD	24,055	09/21/16	(12)
State Street	JPY	10,000	USD	96	09/21/16	(3)
State Street	JPY	20,000	USD	191	09/21/16	(5)
State Street	JPY	40,000	USD	391	09/21/16	(1)
State Street	JPY	50,000	USD	479	09/21/16	(12)
State Street	JPY	50,000	USD	475	09/21/16	(16)
State Street	JPY	200,000	USD	1,980	09/21/16	16
State Street	JPY	200,000	USD	1,887	09/21/16	(76)
State Street	JPY	600,000	USD	5,860	09/21/16	(31)
State Street	JPY	5,892,000	USD	55,047	09/21/16	(2,807)
State Street	NOK	225,680	USD	27,745	09/21/16	994
State Street	SEK	100	USD	12	09/21/16	—
State Street	SEK	1,000	USD	116	09/21/16	(1)
State Street	SEK	1,000	USD	119	09/21/16	2
State Street	SEK	195,000	USD	24,042	09/21/16	1,196
UBS	USD	4,060	EUR	3,564	09/21/16	(68)
UBS	USD	2,178	JPY	233,034	09/21/16	110
UBS	USD	20,634	JPY	2,207,659	09/21/16	1,043
UBS	EUR	12,770	USD	14,548	09/21/16	242
UBS	GBP	7,394	USD	10,771	09/21/16	978
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						6,610

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$4,841	$7,876	$—	$—	$12,717
Austria	—	3,357	—	—	3,357
Belgium	—	14,147	—	—	14,147
Bermuda	4,886	303	—	—	5,189
Brazil	22,798	—	—	—	22,798
Canada	35,376	—	—	—	35,376

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 77

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
China	17,510	15,028	—	—	32,538
Denmark	—	8,849	—	—	8,849
Finland	—	19,204	—	—	19,204
France	—	132,243	—	—	132,243
Germany	—	108,427	—	—	108,427
Hong Kong	—	17,754	—	—	17,754
India	4,860	8,211	—	—	13,071
Ireland	51,182	6,234	—	—	57,416
Israel	14,238	265	—	—	14,503
Italy	—	9,447	—	—	9,447
Japan	—	123,462	—	—	123,462
Mexico	7,086	—	—	—	7,086
Netherlands	—	32,008	—	—	32,008
New Zealand	—	4,283	—	—	4,283
Norway	—	13,408	—	—	13,408
Portugal	—	4,588	—	—	4,588
Puerto Rico	6,650	—	—	—	6,650
Russia	—	3,160	—	—	3,160
Singapore	—	11,085	—	—	11,085
South Korea	—	58,582	—	—	58,582
Spain	—	7,114	—	—	7,114
Sweden	—	25,222	—	—	25,222
Switzerland	4,403	125,843	—	—	130,246
Taiwan	21,496	—	—	—	21,496
Thailand	—	12,587	—	—	12,587
United Kingdom	21,363	150,359	—	—	171,722
United States	1,201,326	7,837	—	—	1,209,163
Preferred Stocks	—	75	—	—	75
Short-Term Investments	—	19,675	—	86,569	106,244
Other Securities	—	—	—	39,850	39,850
Total Investments	1,418,015	950,633	—	126,419	2,495,067

Other Financial Instruments
Assets
Futures Contracts	3,455	—	—	—	3,455
Foreign Currency Exchange Contracts	42	20,032	—	—	20,074
Liabilities
Futures Contracts	(7,994)	—	—	—	(7,994)
Foreign Currency Exchange Contracts	(6)	(13,458)	—	—	(13,464)
Total Other Financial Instruments*	$(4,503)	$6,574	$—	$—	$2,071

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

See accompanying notes which are an integral part of this quarterly report.

78 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)	Total

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	400,768
Consumer Staples	131,189
Energy	129,616
Financial Services	550,665
Health Care	355,737
Materials and Processing	96,915
Producer Durables	256,375
Technology	312,824
Utilities	114,884
Short-Term Investments	106,244
Other Securities	39,850
Total Investments	2,495,067

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 79

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.4%			Transmissora Alianca de Energia
Argentina - 1.2%			Eletrica SA	233,227	1,863
Arcos Dorados Holdings, Inc. Class			Vale SA Class B - ADR(Æ)(Ñ)	1,567,879	7,491
A(Æ)	438,473	2,403			155,395
Banco Macro SA - ADR(Ñ)	54,897	4,124
Cresud SACIF A - ADR(Æ)(Ñ)	408,085	6,954	Cambodia - 0.1%
IRSA Inversiones y Representaciones			NagaCorp, Ltd.	4,611,624	3,151
SA - ADR(Æ)(Ñ)	58,100	1,074
Pampa Energia SA - ADR(Æ)(Ñ)	138,464	3,774	Canada - 0.1%
YPF SA - ADR	475,860	8,789	Gran Tierra Energy, Inc.(Æ)	409,540	1,135
		27,118
			Cayman Islands - 0.0%
Bangladesh - 0.4%			CKH Food & Health, Ltd.(Æ)(Ñ)	253,433	578
Beximco Pharmaceuticals, Ltd.	3,075,029	3,405
BRAC Bank, Ltd.	6,491,325	5,086	Chile - 0.8%
		8,491	Banco de Chile	1,880,229	208
			Banco Santander Chile - ADR	125,200	2,575
Brazil - 7.0%			Cencosud SA	274,501	781
Ambev SA - ADR	1,542,500	8,916	Cia Cervecerias Unidas SA - ADR	289,124	4,139
B2W Cia Digital(Æ)	1,248,905	5,007	Colbun SA	454,717	112
B2W Cia Digital(Æ)	453,288	1,817	Empresa Nacional de Electricidad SA	81,277	74
Banco Bradesco SA - ADR(Æ)	829,162	7,214	Empresa Nacional de
Banco do Brasil SA	642,542	4,172	Telecomunicaciones SA(Æ)	314,685	3,098
Banco Santander Brasil SA - ADR(Ñ)	211,300	1,321	Enersis Chile SA(Æ)	19,894,588	2,315
BM&FBovespa SA - Bolsa de Valores			Enersis SA	8,448,370	1,474
Mercadorias e Futuros(Æ)	1,656,100	9,751	Sociedad Quimica y Minera de Chile
BR Malls Participacoes SA(Æ)	968,202	4,198	SA - ADR	87,600	2,171
Braskem SA - ADR(Ñ)	143,538	1,651			16,947
BRF SA - ADR(Ñ)	164,000	2,736
BTG Pactual Group	29,800	156	China - 16.5%
Centrais Eletricas Brasileiras SA(Æ)	181,435	987	3SBio, Inc.(Æ)(Þ)	153,500	154
Cia Brasileira de Distribuicao - ADR(Ñ)	360,700	5,436	51job, Inc. - ADR(Æ)(Ñ)	106,288	3,382
Cia de Saneamento Basico do Estado de			58.com, Inc. - ADR(Æ)	3,694	192
Sao Paulo(Æ)	386,940	3,676	AAC Technologies Holdings, Inc.	103,500	968
Cia de Saneamento Basico do Estado de			Agile Group Holdings, Ltd.	1,786,000	1,019
Sao Paulo - ADR(Æ)	294,000	2,775	Agricultural Bank of China, Ltd. Class H	5,321,000	1,960
Cia de Saneamento de Minas			Air China, Ltd. Class H	360,000	275
Gerais-COPASA(Æ)	270,300	2,751	Alibaba Group Holding, Ltd. - ADR(Æ)
Cia de Saneamento de Minas			(Ñ)	195,453	16,121
Gerais-COPASA	13,971	142	Anhui Conch Cement Co., Ltd. Class H	2,374,706	6,193
Cielo SA	262,476	2,975	Anta Sports Products, Ltd.	260,000	580
Cosan SA Industria e Comercio	488,800	5,133	Autohome, Inc. - ADR(Æ)	36,669	796
Energisa SA	83,144	533	Baidu, Inc. - ADR(Æ)	105,800	16,886
ENGIE Brasil Energia SA	22,000	286	Bank of China, Ltd. Class H	24,450,000	10,090
Equatorial Energia SA	104,900	1,797	Bank of Communications Co., Ltd. Class
Gafisa SA	879,760	600	H	7,437,000	5,032
Gerdau SA - ADR(Ñ)	1,721,747	4,063	Baoxin Auto Group, Ltd.(Æ)(Ñ)	685,500	529
Grendene SA	499,846	2,650	BBMG Corp. Class H	295,000	108
Hypermarcas SA	483,400	4,092	Beijing Capital International Airport Co.,
Itau Unibanco Holding SA - ADR	2,263,466	23,653	Ltd. Class H	196,000	226
JBS SA	1,774,000	5,964	Beijing Jingneng Clean Energy Co., Ltd.
M Dias Branco SA(Æ)	22,276	807	Class H	634,000	192
MRV Engenharia e Participacoes SA	648,674	2,711	BYD Electronic International Co., Ltd.
Multiplus SA	53,300	703	(Æ)	2,068,500	1,577
Natura Cosmeticos SA	57,176	587	China Cinda Asset Management Co.,
Petroleo Brasileiro SA - ADR(Æ)(Ñ)	821,700	7,132	Ltd. Class H	9,879,282	3,211
Porto Seguro SA	307,815	2,668	China CITIC Bank Corp., Ltd. Class H	8,720,000	5,526
Sao Martinho SA	77,616	1,271	China Communications Construction Co.,
Smiles SA	61,300	982	Ltd. Class H	1,875,000	2,058
Telefonica Brasil SA - ADR	586,194	8,875	China Communications Services Corp.,
TIM Participacoes SA - ADR	454,100	5,853	Ltd. Class H	244,000	132

See accompanying notes which are an integral part of this quarterly report.

80 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China Construction Bank Corp. Class H	24,387,052	16,352	Guangzhou Automobile Group Co., Ltd.
China Evergrande Group	3,422,000	2,149	Class H	2,800,000	3,605
China Forestry Holdings Co., Ltd.(Å)(Æ)	871,100	—	Guangzhou R&F Properties Co., Ltd.	2,152,000	3,261
China Harmony New Energy Auto			Hua Hong Semiconductor, Ltd.(Þ)	2,196,000	2,062
Holding, Ltd.	1,053,500	592	Huadian Power International Corp., Ltd.
China Huishan Dairy Holdings Co., Ltd.			Class H	4,916,000	2,331
(Ñ)	821,000	323	Huaneng Power International, Inc. Class
China Life Insurance Co., Ltd. Class H	1,856,250	4,207	H	696,000	425
China Longyuan Power Group Corp.,			Huaneng Renewables Corp., Ltd. Class
Ltd. Class H	4,708,000	3,779	H	592,000	190
China Machinery Engineering Corp.			Industrial & Commercial Bank of China,
Class H	1,106,000	693	Ltd. Class H	28,276,697	16,016
China Mengniu Dairy Co., Ltd.	1,955,000	3,274	Intime Retail Group Co., Ltd.	600,500	474
China Merchants Bank Co., Ltd. Class H	130,500	279	JA Solar Holdings Co., Ltd. - ADR(Æ)
China Merchants Shekou Industrial Zone			(Ñ)	163,200	1,141
Holdings Co., Ltd. Class A(Å)	345,419	796	JD.com, Inc. - ADR(Æ)	113,100	2,449
China Minsheng Banking Corp., Ltd.			Jiangsu Expressway Co., Ltd. Class H	1,362,000	1,926
Class H	857,500	897	JinkoSolar Holding Co., Ltd. - ADR(Æ)
China National Building Material Co.,			(Ñ)	97,700	1,786
Ltd. Class H	516,000	238	Kaisa Group Holdings, Ltd.(Å)(Æ)(Ñ)	3,280,000	165
China Oilfield Services, Ltd. Class H	154,000	122	Kingsoft Corp., Ltd.	74,000	126
China Pacific Insurance Group Co., Ltd.			KWG Property Holding, Ltd.	711,000	441
Class H	1,822,728	6,441	Lenovo Group, Ltd.	6,404,527	4,122
China Petroleum & Chemical Corp.			Logan Property Holdings Co., Ltd.	880,000	337
Class H	9,708,550	6,958	Longfor Properties Co., Ltd.	221,500	303
China Railway Construction Corp., Ltd.			Luye Pharma Group, Ltd.(Æ)	334,500	216
Class H	588,000	707	Minth Group, Ltd.	206,000	668
China Railway Group, Ltd. Class H	4,864,000	3,676	NetEase, Inc. - ADR	25,994	5,310
China Resources Land, Ltd.	1,184,000	2,954	New Oriental Education & Technology
China Shenhua Energy Co., Ltd. Class H	2,054,252	3,944	Group - ADR(Æ)	157,873	6,956
China Telecom Corp., Ltd. Class H	9,970,000	4,927	People's Insurance Co. Group of China,
China Vanke Co., Ltd. Class H	1,399,100	3,165	Ltd. (The) Class H	1,702,000	656
China Zhongwang Holdings, Ltd.	831,200	372	PetroChina Co., Ltd. Class H	6,248,000	4,261
Chongqing Changan Automobile Co.,			PetroChina Co., Ltd. - ADR	31,700	2,160
Ltd. Class B	2,087,867	3,459	PICC Property & Casualty Co., Ltd.
Chongqing Rural Commercial Bank Co.,			Class H	3,628,000	5,639
Ltd. Class H	6,446,000	3,387	Ping An Insurance Group Co. of China,
CIFI Holdings Group Co., Ltd.	14,768,000	3,832	Ltd. Class H	395,500	1,847
CNOOC, Ltd.	3,610,000	4,339	Real Gold Mining, Ltd.(Å)(Æ)	463,232	—
CNOOC, Ltd. - ADR(Ñ)	71,210	8,573	Shandong Weigao Group Medical
Country Garden Holdings Co., Ltd.	348,000	142	Polymer Co., Ltd. Class H	972,000	543
CRRC Corp., Ltd.	604,000	555	Shanghai Fosun Pharmaceutical Group
CSPC Pharmaceutical Group, Ltd.	410,000	355	Co., Ltd. Class H	105,500	259
Ctrip.com International, Ltd. - ADR(Æ)			Shanghai Pharmaceuticals Holding Co.,
(Ñ)	146,910	6,416	Ltd. Class H	2,316,000	5,507
Dalian Wanda Commercial Properties			Shenzhen Expressway Co., Ltd. Class H	1,286,000	1,212
Co., Ltd. Class H(Þ)	28,500	181	Shenzhou International Group Holdings,
Datang International Power Generation			Ltd.	557,000	2,940
Co., Ltd. Class H	756,000	196	Shui On Land, Ltd.	5,019,000	1,349
Dongfeng Motor Group Co., Ltd. Class H	7,142,000	8,835	SINA Corp.(Æ)(Ñ)	203,500	10,965
ENN Energy Holdings, Ltd.	680,100	3,230	Sino-Ocean Group Holding, Ltd.	834,000	354
Fantasia Holdings Group Co., Ltd.	1,320,000	183	Sinopec Shanghai Petrochemical Co.,
FIH Mobile, Ltd.	236,000	80	Ltd. Class H	3,054,000	1,482
Fosun International, Ltd.	163,500	214	Sohu.com, Inc.(Æ)	218,600	8,455
Future Land Development Holdings, Ltd.	1,788,000	275	Sunac China Holdings, Ltd.	493,000	308
Geely Automobile Holdings, Ltd.	3,530,000	2,327	Tencent Holdings, Ltd.	2,121,543	50,975
Great Wall Motor Co., Ltd. Class H	570,500	594	Tianhe Chemicals Group, Ltd.(Å)(Æ)	25,778,000	2,326
Gree Electric Appliances, Inc. of Zhuhai			Tianneng Power International, Ltd.	1,836,000	1,263
Class A(Å)	491,300	1,419	Tingyi Cayman Islands Holding Corp.	1,899,777	1,648
			Trina Solar, Ltd. - ADR(Æ)(Ñ)	506,339	4,177

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 81

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tsingtao Brewery Co., Ltd. Class H	606,000	2,141	China Power International Development,
Uni-President China Holdings, Ltd.	4,810,200	3,694	Ltd.	752,000	305
Vipshop Holdings, Ltd. - ADR(Æ)	80,300	1,143	China Resources Beer Holdings Co.,
Want Want China Holdings, Ltd.	310,157	191	Ltd.(Æ)	418,000	810
Weichai Power Co., Ltd. Class H	110,000	131	China Resources Gas Group, Ltd.	1,035,333	3,043
Weiqiao Textile Co. Class H	291,000	232	China Unicom Hong Kong, Ltd.	3,916,000	4,186
Xtep International Holdings, Ltd.	1,889,500	972	CITIC, Ltd.	568,000	859
Yirendai, Ltd. - ADR(Æ)(Ñ)	134,892	3,459	COSCO Pacific, Ltd.	772,000	797
ZTE Corp. Class H	528,000	709	CT Environmental Group, Ltd.	8,797,688	2,682
		367,952	Fullshare Holdings, Ltd.	1,567,500	679
			GCL-Poly Energy Holdings, Ltd.(Æ)	14,492,855	1,999
Colombia - 0.2%			Guangdong Investment, Ltd.	238,000	366
Almacenes Exito SA	406,596	1,854	Haier Electronics Group Co., Ltd.	1,748,956	2,935
Bancolombia SA - ADR(Ñ)	79,400	2,712	Hanergy Thin Film Power Group, Ltd.
Corp. Financiera Colombiana SA	16,922	212	(Æ)	1,630,000	821
Empresa de Energia de Bogota SA ESP	345,858	204	Hong Kong Exchanges and Clearing,
		4,982	Ltd.	77,973	1,925
			Hopson Development Holdings, Ltd.	802,000	734
Czech Republic - 0.2%			Huabao International Holdings, Ltd.(Æ)	1,272,000	456
CEZ AS	7,701	145	Kerry Properties, Ltd.	65,000	178
Komercni Banka AS	81,090	3,188	Kingboard Chemical Holdings, Ltd.	1,065,500	2,303
		3,333	Kunlun Energy Co., Ltd.	492,000	373
			Lee & Man Paper Manufacturing, Ltd.	764,000	589
Egypt - 0.4%			New World China Land, Ltd.	1,316,000	1,315
Commercial International Bank Egypt
SAE	794,607	4,255	Nine Dragons Paper Holdings, Ltd.	5,972,000	4,746
Commercial International Bank Egypt			NWS Holdings, Ltd.	488,000	799
SAE - GDR	244,600	927	Shenzhen International Holdings, Ltd.	581,000	846
Eastern Tobacco	101,031	2,124	Shenzhen Investment, Ltd.	3,406,000	1,388
Edita Food Industries SAE - GDR	185,284	1,133	Shimao Property Holdings, Ltd.	857,500	1,121
Talaat Moustafa Group	2,456,277	1,546	Sino Biopharmaceutical, Ltd.	2,997,885	2,007
		9,985	Skyworth Digital Holdings, Ltd.	8,736,028	6,544
			SmarTone Telecommunications Holdings,
Greece - 0.2%			Ltd.	1,348,322	2,404
Alpha Bank AE(Æ)	1,323,990	2,612	Tianjin Development Holdings, Ltd.	350,000	162
Sarantis SA	140,487	1,388	VTech Holdings, Ltd.	157,358	1,711
		4,000	WH Group, Ltd.(Þ)	8,341,000	6,587
			Yue Yuen Industrial Holdings, Ltd.	1,064,500	4,321
Guernsey - 0.2%			Yuexiu Property Co., Ltd.	5,644,000	729
VinaCapital Vietnam Opportunity Fund,			Yuexiu Real Estate Investment Trust(ö)	1,050,000	630
Ltd.(Æ)	1,695,566	5,038			133,993

Hong Kong - 6.0%			Hungary - 0.6%
AIA Group, Ltd.	1,183,000	7,352	MOL Hungarian Oil & Gas PLC	7,789	489
ASM Pacific Technology, Ltd.	589,323	4,387	OTP Bank PLC	231,100	5,623
Brilliance China Automotive Holdings,			Richter Gedeon Nyrt	336,017	7,102
Ltd.	3,968,000	4,415			13,214
China Agri-Industries Holdings, Ltd.(Æ)	743,000	259
China Everbright International, Ltd.	3,117,978	3,358	India - 9.1%
China Everbright, Ltd.	48,000	91	Aditya Birla Nuvo, Ltd.	48,833	1,034
China High Speed Transmission			Ambuja Cements, Ltd.	1,215,455	4,921
Equipment Group Co., Ltd.	2,218,000	1,720	Ashok Leyland, Ltd.	597,267	849
China Lumena New Materials Corp.(Æ)	3,024,000	4	Asian Paints, Ltd.	97,009	1,611
China Merchants Holdings International			Aurobindo Pharma, Ltd.	411,678	4,863
Co., Ltd.	1,166,860	3,432	Axis Bank, Ltd.	1,274,438	10,412
China Metal Recycling Holdings, Ltd.			Bajaj Auto, Ltd.	20,832	839
(Å)(Æ)	335,400	—	Bajaj Finance, Ltd.	7,194	1,115
China Mobile, Ltd.	932,300	11,579	Bajaj Finserv, Ltd.	32,491	1,321
China Mobile, Ltd. - ADR(Ñ)	309,165	19,196	Bharat Electronics, Ltd. Class A	52,429	969
China Overseas Land & Investment, Ltd.	5,108,040	16,850	Bharat Petroleum Corp., Ltd.	367,050	3,250
			Bharti Airtel, Ltd.	1,654,107	8,968
			Bharti Infratel, Ltd.	707,525	4,171

See accompanying notes which are an integral part of this quarterly report.

82 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bosch, Ltd.	3,023	1,129	Tata Chemicals, Ltd.	256,764	1,821
Britannia Industries, Ltd.	33,914	1,486	Tata Consultancy Services, Ltd.	173,298	6,784
Cadila Healthcare, Ltd.	90,485	496	Tata Motors, Ltd. Class A	969,953	4,681
Castrol India, Ltd.	89,107	588	Tata Motors, Ltd.	865,305	6,507
Chennai Petroleum Corp., Ltd.	238,243	950	Tata Motors, Ltd. - ADR	36,300	1,373
Cipla, Ltd.	185,967	1,465	Tata Power Co., Ltd.	756,724	814
Coal India, Ltd.	77,733	381	Tata Steel, Ltd.	194,255	1,024
Cummins India, Ltd.	115,192	1,498	Tech Mahindra, Ltd.	132,209	965
Dabur India, Ltd. Class A	772,002	3,501	Titan Co., Ltd.	44,535	280
Divi's Laboratories, Ltd.	39,665	711	Torrent Pharmaceuticals, Ltd.	19,068	410
Dr Reddy's Laboratories, Ltd.	28,891	1,264	UltraTech Cement, Ltd.	57,126	3,171
Eicher Motors, Ltd.	3,175	1,066	Unitech, Ltd.(Æ)	4,889,283	527
Federal Bank, Ltd.	1,989,883	1,924	United Phosphorus, Ltd.	100,552	939
GlaxoSmithKline Consumer Healthcare,			Vedanta, Ltd.	1,317,726	3,250
Ltd.	3,173	300	Videocon d2h, Ltd. - ADR(Æ)(Ñ)	97,723	968
Glenmark Pharmaceuticals, Ltd.	123,934	1,592	Wipro, Ltd.	151,090	1,213
Godrej Consumer Products, Ltd.	17,722	421	Zee Entertainment Enterprises, Ltd.	236,820	1,755
Havells India, Ltd.	170,580	992			202,843
HCL Technologies, Ltd.	115,452	1,298
Hero MotoCorp, Ltd.	19,406	927	Indonesia - 1.6%
Hindustan Petroleum Corp., Ltd.	223,047	4,205	Astra International Tbk PT	9,577,300	5,659
Hindustan Unilever, Ltd.	96,665	1,330	Bank Central Asia Tbk PT	486,500	537
Hindustan Zinc, Ltd.	34,611	106	Bank Mandiri Persero Tbk PT	602,300	464
Housing Development & Infrastructure,			Bank Negara Indonesia Persero Tbk PT	1,217,000	498
Ltd.(Æ)	578,118	881	Bank Rakyat Indonesia Persero Tbk PT	13,337,200	11,724
Housing Development Finance Corp.,			Gudang Garam Tbk PT	785,900	4,055
Ltd.	336,460	6,914	Media Nusantara Citra Tbk PT	21,259,401	3,493
ICICI Bank, Ltd. - ADR	1,724,640	13,073	Perusahaan Gas Negara Persero Tbk	12,523,657	3,152
ICICI Bank, Ltd.	241,723	939	Steel Pipe Industry of Indonesia PT	59,368,200	1,179
Indiabulls Housing Finance Ltd	98,455	1,126	Tambang Batubara Bukit Asam Persero
Indian Oil Corp., Ltd.	608,570	4,948	Tbk PT	1,702,000	1,295
Infosys, Ltd.	178,177	2,860	Telekomunikasi Indonesia Persero Tbk
ITC, Ltd.	373,501	1,406	PT	4,658,400	1,522
Larsen & Toubro, Ltd.	207,309	4,832	Unilever Indonesia Tbk PT	75,100	258
LIC Housing Finance, Ltd.	119,331	928	United Tractors Tbk PT	762,857	919
Lupin, Ltd.	61,162	1,590			34,755
Mahindra & Mahindra Financial
Services, Ltd.	197,643	976	Jersey - 0.2%
Mahindra & Mahindra, Ltd.	60,460	1,325	Randgold Resources, Ltd.	28,104	3,298

Manappuram Finance, Ltd.	884,031	1,084	Kazakhstan - 0.0%
Marico, Ltd.	83,000	352	KazMunaiGas Exploration Production
Maruti Suzuki India, Ltd.	52,540	3,729	JSC - GDR(Æ)	134,917	1,042
Muthoot Finance, Ltd.	33,484	166
Nestle India, Ltd.	2,638	283	Kenya - 0.1%
NHPC, Ltd.	87,248	33	East African Breweries, Ltd.	437,949	1,247
NTPC, Ltd.	385,705	913	Safaricom, Ltd.	1,860,000	349
Oil & Natural Gas Corp., Ltd.	169,082	558			1,596
Oil India, Ltd.	82,753	456
Oracle Financial Services Software, Ltd.	12,376	680	Kuwait - 0.3%
Page Industries, Ltd.	1,182	253	National Bank of Kuwait SAKP	1,920,913	3,874
Pidilite Industries, Ltd.	100,410	1,097	VIVA Kuwait Telecom Co.(Æ)	662,906	2,082
Piramal Enterprises, Ltd. Class A	143,962	3,456			5,956
Power Finance Corp., Ltd.	707,677	2,307
Punjab National Bank(Æ)	1,097,051	2,024	Luxembourg - 0.2%
Reliance Capital, Ltd.	283,244	1,898	Tenaris SA - ADR	123,700	3,305
Reliance Industries, Ltd.	1,165,815	17,682
Reliance Industries, Ltd. - GDR(Æ)(Þ)	375,599	11,324	Macao - 0.6%
Rural Electrification Corp., Ltd.	128,413	407	Sands China, Ltd.	3,323,839	12,733
Sun Pharmaceutical Industries, Ltd.	125,200	1,551
Sun TV Network, Ltd.	351,959	2,357	Malaysia - 0.7%
			AirAsia BHD	3,618,900	2,601

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 83

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
AirAsia X BHD(Æ)	3,998,800	393	Grupo Televisa SAB - ADR	412,300	10,955
AMMB Holdings BHD Class 2	134,000	142	Industrias Bachoco SAB de CV	161,400	700
British American Tobacco Malaysia BHD	204,253	2,469	Infraestructura Energetica Nova SAB
CIMB Group Holdings BHD	125,300	135	de CV	45,957	186
IHH Healthcare BHD	209,400	336	Kimberly-Clark de Mexico SAB de CV
IJM Corp. BHD	2,882,633	2,401	Class A	1,652,919	3,739
IOI Corp. BHD	170,400	177	Megacable Holdings SAB de CV	225,421	903
Kuala Lumpur Kepong BHD	57,800	329	Nemak SAB de CV(Þ)	152,600	173
Malayan Banking BHD	234,000	461	OHL Mexico SAB de CV	768,832	1,043
MISC BHD	52,900	98	Promotora y Operadora de
Petronas Chemicals Group BHD	437,500	704	Infraestructura SAB de CV	31,287	365
Petronas Dagangan BHD	288,308	1,650	Wal-Mart de Mexico SAB de CV	1,295,373	2,960
Petronas Gas BHD	54,700	299			83,740
Public Bank BHD	73,000	350
Resorts World BHD	587,000	618	Morocco - 0.1%
Steppe Cement, Ltd.(Æ)	1,139,180	369	Residences Dar Saada	112,171	1,953
Tenaga Nasional BHD	227,700	805
UEM Sunrise BHD	3,169,300	810	Netherlands - 0.4%
Westports Holdings BHD	303,200	336	Nostrum Oil & Gas PLC(Æ)	278,498	1,106
YTL Corp. BHD	290,000	119	Steinhoff International Holdings NV	162,112	1,024
YTL Power International BHD	2,400	1	X5 Retail Group NV - GDR(Æ)	287,365	6,264
		15,603			8,394

Mexico - 3.7%			Nigeria - 0.4%
Alfa SAB de CV Class A	108,700	178	Dangote Cement PLC	5,152,045	2,914
Alpek SAB de CV Class A	332,588	590	Guaranty Trust Bank PLC	23,915,170	1,807
America Movil SAB de CV	376,500	216	Guaranty Trust Bank PLC - GDR	101,104	435
America Movil SAB de CV Class L			Lekoil, Ltd.(Æ)	9,627,040	2,131
- ADR	181,400	2,092	Zenith Bank PLC	43,058,582	2,288
Arca Continental SAB de CV	38,500	248			9,575

Cemex SAB de CV - ADR(Æ)	1,223,676	9,361	Pakistan - 0.9%
Coca-Cola Femsa SAB de CV	91,885	722	Dawood Hercules Corp., Ltd.	1,428,468	2,059
Controladora Vuela Cia de Aviacion SAB			Engro Corp., Ltd.	1,059,200	3,382
de CV - ADR(Æ)	25,954	470	Engro Foods, Ltd.(Æ)	1,496,900	2,077
El Puerto de Liverpool SAB de CV	93,225	904	Hascol Petroleum, Ltd.	1,565,500	3,537
Fomento Economico Mexicano SAB de			Lucky Cement, Ltd.	712,256	5,033
CV - ADR	82,100	7,348	Searle Co., Ltd. (The)	264,300	1,442
Fomento Economico Mexicano SAB de			United Bank, Ltd.	2,024,017	3,583
CV	79,900	715			21,113
Genomma Lab Internacional SAB de CV
Class B(Æ)	2,523,750	2,894	Peru - 0.4%
Gentera SAB de CV	1,088,696	2,023	Credicorp, Ltd.	55,312	8,868
Gruma SAB de CV Class B	206,340	2,968
Grupo Aeroportuario del Centro Norte			Philippines - 0.5%
SAB de CV Class B	335,360	2,086	Ayala Land, Inc.	3,205,934	2,690
Grupo Aeroportuario del Pacifico SAB de			Manila Electric Co.	29,180	201
CV Class B	109,000	1,072	Metro Pacific Investments Corp.	26,487,911	4,221
Grupo Aeroportuario del Sureste SAB de			Semirara Mining & Power Corp.	55,800	141
CV Class B	27,070	416	SM Prime Holdings, Inc.	434,300	270
Grupo Aeroportuario del Sureste SAB de			Universal Robina Corp.	608,848	2,586
CV - ADR	24,200	3,720			10,109
Grupo Bimbo SAB de CV	172,600	514
Grupo Fin Santander ADR B - ADR	334,100	3,050	Poland - 0.3%
Grupo Financiero Banorte SAB de CV			Asseco Poland SA	52,438	720
Class O	2,607,652	14,282	Bank Pekao SA	98,254	3,103
Grupo Financiero Inbursa SAB de CV			mBank SA(Æ)	1,769	138
Class O	102,300	164	Polski Koncern Naftowy ORLEN SA	53,499	857
Grupo Lala SAB de CV Class B	1,053,978	2,290	Powszechna Kasa Oszczednosci Bank
Grupo Mexico SAB de CV	1,746,330	4,214	Polski SA	50,898	310
Grupo Sanborns SAB de CV	142,600	179	Powszechny Zaklad Ubezpieczen SA	17,599	127

See accompanying notes which are an integral part of this quarterly report.

84 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tauron Polska Energia SA(Æ)	765,049	604	Gold Fields, Ltd. - ADR	38,100	237
		5,859	Growthpoint Properties, Ltd.(ö)	94,100	178
			Harmony Gold Mining Co., Ltd. -
Qatar - 0.2%			ADR(Æ)(Ñ)	542,155	2,478
Al Meera Consumer Goods Co.	46,000	2,765	Liberty Holdings, Ltd.	237,700	2,097
Industries Qatar QSC	86,587	2,536	Massmart Holdings, Ltd.	117,014	1,221
		5,301	MTN Group, Ltd.	52,615	532
			Naspers, Ltd. Class N	74,072	11,641
Romania - 0.2%			Nedbank Group, Ltd.	15,692	225
Banca Transilvania SA	3,624,630	2,074	Pick n Pay Stores, Ltd.(Ñ)	157,438	888
Fondul Proprietatea SA	13,471,388	2,624	Redefine Properties, Ltd.(ö)	265,497	229
		4,698	Remgro, Ltd.	29,697	557

Russia - 4.5%			Resilient Property Income	27,944	272
Bashneft PJSC(Æ)	3,811	167	Reunert, Ltd.	542,777	2,447
Federal Grid PJSC	887,420,000	2,163	Sappi, Ltd. - ADR(Æ)	410,039	2,084
Gazprom PJSC - ADR	3,920,411	14,136	Sasol, Ltd. - ADR	252,658	6,733
Inter RAO UES PJSC	24,626,000	976	Shoprite Holdings, Ltd. - ADR	10,792	158
Lukoil PJSC - ADR	610,211	26,456	Sibanye Gold, Ltd. - ADR	121,800	2,272
Lukoil PJSC	39,153	1,705	Standard Bank Group, Ltd.	277,657	2,775
Magnit PJSC	3,285	508	Telkom SA SOC, Ltd.	43,995	204
Mail.Ru Group, Ltd. - GDR(Æ)	1,849	36	Tiger Brands, Ltd.	7,327	206
MegaFon PJSC - GDR	74,103	732	Truworths International, Ltd.	5,529	36
MMC Norilsk Nickel PJSC(Æ)	902	130	Vodacom Group, Ltd. - ADR	205,995	2,395
Mobile TeleSystems PJSC - ADR	180,100	1,601	Woolworths Holdings, Ltd.	411,297	2,652
Novatek OJSC	196,730	1,931			76,756

Novolipetsk Steel PJSC - GDR	502,009	7,249	South Korea - 14.1%
PhosAgro PJSC - GDR	254,191	3,506	Able C&C Co., Ltd.	17,392	500
Ros Agro PLC - GDR	108,514	1,568	Amorepacific Corp.	6,273	2,170
Rosneft PJSC - GDR(Æ)	509,444	2,462	Amorepacific Group	1,854	239
Rosneft PJSC	152,090	753	BNK Financial Group, Inc.	333,949	2,629
Sberbank of Russia PJSC	1,670,700	3,528	Coway Co., Ltd.	42,559	3,256
Sberbank of Russia PJSC - ADR	1,615,546	14,092	Daelim Industrial Co., Ltd.	51,002	3,816
Sberbank of Russia PJSC Class T	774,500	1,632	Daewoo International Corp.	42,805	816
Severstal PJSC - GDR	272,681	3,226	Daou Technology, Inc.	16,509	392
Surgutneftegas OJSC	1,031,100	488	Dongbu HiTek Co., Ltd.(Æ)	111,862	1,773
Surgutneftegas OJSC - ADR	131,666	620	Dongbu Insurance Co., Ltd.	96,808	5,493
Tatneft PJSC - ADR(Ñ)	170,277	4,816	E-MART, Inc.	3,276	479
Tatneft PJSC	168,080	810	GS Engineering & Construction Corp.
Uralkali PJSC(Æ)	132,990	375	(Æ)(Ñ)	55,050	1,413
VTB Bank PJSC(Æ)	207,840,000	214	GS Holdings Corp.	10,525	453
VTB Bank PJSC	188,450,000	192	Hana Financial Group, Inc.	274,453	6,701
X5 Retail Group NV - GDR(Æ)	87,321	1,903	Hankook Tire Co., Ltd.	312,001	15,110
Yandex NV Class A(Æ)	125,500	2,717	Hankook Tire Worldwide Co., Ltd.	33,987	628
		100,692	Hanon Systems	368,666	3,764

Singapore - 0.1%			Hanssem Co., Ltd.	3,027	465
BOC Aviation, Ltd.(Æ)(Þ)	318,824	1,521	Hanwha Corp.	6,195	197
Golden Agri-Resources, Ltd.	2,987,000	804	Hanwha Life Insurance Co., Ltd.	90,273	465
		2,325	Hyosung Corp.	4,635	573
			Hyundai Department Store Co., Ltd.	2,062	228
South Africa - 3.4%			Hyundai Engineering & Construction
African Bank Investments, Ltd.(Å)(Æ)	887,049	—	Co., Ltd.	62,961	2,061
AngloGold Ashanti, Ltd. - ADR(Æ)	511,145	11,199	Hyundai Heavy Industries Co., Ltd.(Æ)	9,040	1,013
Aspen Pharmacare Holdings, Ltd.	178,558	4,827	Hyundai Marine & Fire Insurance Co.,
AVI, Ltd.	467,666	3,024	Ltd.	82,210	2,225
Bid Corp., Ltd.	179,559	3,350	Hyundai Mobis Co., Ltd.	22,669	5,166
Bidvest Group, Ltd. (The)	424,129	4,877	Hyundai Motor Co.	67,155	7,882
Clicks Group, Ltd.	25,441	227	Hyundai Wia Corp.	11,725	900
Discovery Holdings, Ltd.	313,152	2,817	Industrial Bank of Korea	30,962	327
FirstRand, Ltd.	1,118,242	3,918	JB Financial Group Co., Ltd.	77,550	414

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 85

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kakao Corp.(Ñ)	2,555	207	Dufry AG(Æ)	38,548	4,435
Kangwon Land, Inc.	9,538	349			7,737
KB Financial Group, Inc.	539,546	17,101
KB Financial Group, Inc. - ADR	81,600	2,592	Taiwan - 10.0%
KB Insurance Co., Ltd.	58,400	1,482	Accton Technology Corp.	190,000	329
KCC Corp.	10,447	3,684	Advanced Semiconductor Engineering,
KEPCO Plant Service & Engineering			Inc.	5,405,459	6,485
Co., Ltd.	9,096	558	Advantech Co., Ltd.	445,815	3,486
Kia Motors Corp.	195,054	7,345	Airtac International Group	176,850	1,325
Korea Electric Power Corp. - ADR	168,400	4,579	Arcadyan Technology Corp.	1,072,000	1,941
Korea Electric Power Corp.	125,551	6,863	Asia Cement Corp.	1,025,000	938
Korea Investment Holdings Co., Ltd.	5,453	229	Asustek Computer, Inc.	129,000	1,127
Korea Kolmar Co., Ltd.(Ñ)	36,580	3,098	AU Optronics Corp.	5,356,000	2,194
Korea Petrochemical Industries Co.,			Boardtek Electronics Corp.	231,000	295
Ltd.(Ñ)	3,812	801	Catcher Technology Co., Ltd.	440,650	3,058
KT Corp. - ADR	95,440	1,456	Cathay Financial Holding Co., Ltd.	543,000	608
KT Corp.	34,605	981	Chang Hwa Commercial Bank, Ltd.	2,188,000	1,176
KT&G Corp.	48,147	5,202	Chaun-Choung Technology Corp.	90,000	425
LG Chem, Ltd.	35,422	7,685	Chen Full International Co., Ltd.	93,000	159
LG Corp. Class H	18,783	1,066	Cheng Shin Rubber Industry Co., Ltd.	1,090,000	2,276
LG Electronics, Inc. Class H	18,377	878	China Development Financial Holding
LG Household & Health Care, Ltd.(Æ)	4,775	4,298	Corp.	4,301,000	1,047
LG International Corp.	50,954	1,660	China Life Insurance Co., Ltd.	1,275,040	1,052
LG Uplus Corp.	300,954	2,943	China Steel Corp. Class H	147,000	101
Lotte Chemical Corp.	5,594	1,519	Chin-Poon Industrial Co., Ltd.	825,000	1,808
Lotte Chilsung Beverage Co., Ltd.	2,199	3,241	Chipbond Technology Corp.	2,292,000	3,130
Lotte Confectionery Co., Ltd.	21,420	3,625	Chunghwa Telecom Co., Ltd.	2,522,000	8,991
Lotte Shopping Co., Ltd.	14,432	2,490	Compal Electronics, Inc.	582,000	365
NAVER Corp.	1,471	933	CTBC Financial Holding Co., Ltd.	1,965,000	1,083
NCSoft Corp.	1,968	442	Delta Electronics, Inc.	1,231,167	6,469
Orion Corp.	257	211	E Ink Holdings, Inc.	379,000	225
POSCO	25,746	5,220	E.Sun Financial Holding Co., Ltd.	7,005,900	3,910
Samsung Card Co., Ltd.	67,840	2,614	Eclat Textile Co., Ltd.	245,402	2,737
Samsung Electronics Co., Ltd.	65,463	90,022	Elite Material Co., Ltd.	360,000	817
Samsung Electronics Co., Ltd. - GDR	13,498	8,755	Far Eastern New Century Corp.	1,200,000	935
Samsung Electronics Co., Ltd. - GDR(Æ)			Far EasTone Telecommunications Co.,
(Þ)	9,112	6,255	Ltd.	447,000	1,030
Samsung Fire & Marine Insurance Co.,			Feng TAY Enterprise Co., Ltd.	149,160	674
Ltd.	7,044	1,677	First Financial Holding Co., Ltd.	2,046,000	1,134
Samsung Life Insurance Co., Ltd.	69,921	6,078	Formosa Chemicals & Fibre Corp.	335,000	870
Shinhan Financial Group Co., Ltd.	238,615	8,547	Formosa Petrochemical Corp.	752,000	2,135
Shinsegae Co., Ltd.	12,616	2,052	Formosa Plastics Corp.	447,000	1,087
SK Holdings Co., Ltd.	1,400	261	Foxconn Technology Co., Ltd.	128,000	310
SK Hynix, Inc.	240,012	7,336	Fubon Financial Holding Co., Ltd.	1,140,000	1,418
SK Innovation Co., Ltd.	29,188	3,850	Giant Manufacturing Co., Ltd.	392,951	2,642
SK Telecom Co., Ltd. - ADR	460,700	10,555	Grand Pacific Petrochemical	1,986,000	1,045
S-Oil Corp.	8,433	580	Hermes Microvision, Inc.	18,000	762
Tongyang Life Insurance Co., Ltd.	46,027	442	Highwealth Construction Corp.	82,000	125
Woori Bank(Æ)	298,802	2,692	Hiwin Technologies Corp.	283,201	1,387
		316,002	Hon Hai Precision Industry Co., Ltd.	3,937,107	10,830
			Hotai Motor Co., Ltd.	15,000	151
Spain - 0.0%			Hua Nan Financial Holdings Co., Ltd.	1,722,000	939
Cemex Latam Holdings SA(Æ)	244,566	988	Innolux Corp.	1,973,000	731
			Inotera Memories, Inc.(Æ)	387,000	316
Sri Lanka - 0.1%			Inventec Corp.	376,000	294
Distilleries Co. of Sri Lanka PLC	1,269,213	2,089	King Yuan Electronics Co., Ltd.	1,971,000	1,887
			Kinsus Interconnect Technology Corp.	406,000	874
Switzerland - 0.3%			Largan Precision Co., Ltd.	162,913	17,500
Coca-Cola HBC AG - ADR	159,850	3,302	Lite-On Technology Corp.	2,003,000	2,994
			MediaTek, Inc.	651,000	4,955

See accompanying notes which are an integral part of this quarterly report.

86 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mega Financial Holding Co., Ltd.	6,364,498	4,988	Siam Cement PCL (The)	14,100	207
Mercuries Life Insurance Co., Ltd.(Æ)	602,000	306	Siam Commercial Bank PCL (The)	1,190,600	5,446
Micro-Star International Co., Ltd.	916,000	2,000	Star Petroleum Refining PCL	5,923,800	1,562
Nan Ya Plastics Corp.	213,000	403	Supalai PCL	1,605,200	1,149
Nanya Technology Corp.	868,000	1,023	Thai Beverage PCL	943,600	729
Novatek Microelectronics Corp.	1,087,000	3,808	Thai Oil PCL	883,400	1,543
OBI Pharma, Inc.(Æ)	51,000	787	Thai Union Group PCL Class F	5,529,514	3,466
Pegatron Corp.	258,000	632	Thai Union Group PCL	493,600	309
Pou Chen Corp. Class B	588,000	802	Thanachart Capital PCL	1,445,100	1,692
Powertech Technology, Inc.	876,000	2,229	Tisco Financial Group PCL	1,900,940	2,958
President Chain Store Corp.	192,000	1,565	TMB Bank PCL	10,515,000	683
Quanta Computer, Inc.	161,000	328			54,286
Realtek Semiconductor Corp.	168,000	608
Shin Kong Financial Holding Co., Ltd.			Togo - 0.0%
(Æ)	4,289,000	869	Ecobank Transnational, Inc.	25,971,762	1,040
Silicon Motion Technology Corp. - ADR	15,400	796
Siliconware Precision Industries Co.,			Turkey - 2.0%
Ltd.	83,000	124	Akbank TAS	1,990,077	5,126
Sinbon Electronics Co., Ltd.	80,000	191	Anadolu Efes Biracilik Ve Malt Sanayii
SinoPac Financial Holdings Co., Ltd.	3,563,000	1,148	AS	249,754	1,692
Sitronix Technology Corp.	246,000	818	Arcelik AS	222,179	1,518
Taishin Financial Holding Co., Ltd.	706,000	283	Emlak Konut Gayrimenkul Yatirim
Taiwan Cement Corp.	487,000	517	Ortakligi AS(ö)	4,939,555	4,412
Taiwan Cooperative Financial Holding			Enka Insaat ve Sanayi AS	1,758,632	2,595
Co., Ltd.	2,257,000	1,057	Ford Otomotiv Sanayi AS	194,035	2,112
Taiwan Mobile Co., Ltd.	288,000	993	GSD Holding AS	260,524	86
Taiwan Semiconductor Manufacturing			Haci Omer Sabanci Holding AS	1,152,570	3,436
Co., Ltd.	6,979,382	37,682	Koza Altin Isletmeleri AS(Æ)	21,544	74
Taiwan Semiconductor Manufacturing			Soda Sanayii AS	725,067	998
Co., Ltd. - ADR	1,157,660	32,160	TAV Havalimanlari Holding AS	508,109	1,882
Taiwan Union Technology Corp.	898,000	1,143	Tekfen Holding AS	840,796	2,082
Tong Yang Industry Co., Ltd.	724,000	1,303	Torunlar Gayrimenkul Yatirim Ortakligi
Tripod Technology Corp.	1,818,888	3,716	AS(ö)	120,316	186
Uni-President Enterprises Corp.	808,000	1,657	Trakya Cam Sanayii AS	209,541	173
United Microelectronics Corp.	2,153,000	800	Tupras Turkiye Petrol Rafinerileri AS	180,763	3,879
Winbond Electronics Corp.	1,318,000	395	Turkcell Iletisim Hizmetleri AS
Wistron Corp.	4,120,000	3,268	- ADR(Æ)	134,691	1,163
Yuanta Financial Holding Co., Ltd.	3,847,000	1,347	Turkiye Garanti Bankasi AS	680,425	1,668
		224,328	Turkiye Halk Bankasi AS	2,108,018	5,542
			Turkiye Is Bankasi Class C	538,717	829
Thailand - 2.4%			Turkiye Vakiflar Bankasi TAO Class D	1,447,517	2,142
Airports of Thailand PCL	30,900	351	Yapi ve Kredi Bankasi AS(Æ)	1,789,292	2,065
Bangkok Bank PCL	992,700	4,859			43,660
Bangkok Dusit Medical Services PCL
Class F	728,900	471	Ukraine - 0.4%
BEC World PCL	2,035,922	1,440	Kernel Holding SA	325,485	5,162
Bumrungrad Hospital PCL	155,000	820	MHP SA - GDR	494,418	4,548
Central Pattana PCL	1,800,017	2,976			9,710

Charoen Pokphand Foods PCL	1,914,000	1,535	United Arab Emirates - 0.5%
CP ALL PCL	172,500	257	Air Arabia PJSC	2,388,160	941
Intouch Holdings PCL	141,400	243	Aldar Properties PJSC	4,926,011	3,869
Jasmine International PCL	9,283,607	1,517	DAMAC Properties Dubai Co. PJSC	2,121,801	1,354
Kasikornbank PCL	1,271,894	7,226	DP World, Ltd.	114,600	1,948
Kiatnakin Bank PCL	183,700	277	Dubai Investments PJSC	2,643,817	1,528
Krung Thai Bank PCL	2,515,700	1,258	Dubai Islamic Bank PJSC	735,914	1,082
Pruksa Real Estate PCL	3,352,099	2,649	Emaar Properties PJSC	599,299	1,119
PTT Exploration & Production PCL	787,103	1,879			11,841
PTT PCL	672,800	6,417
Ratchthani Leasing PCL	651,400	112
Sansiri PCL	4,905,200	255

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 87

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
United Kingdom - 0.4%			United Kingdom - 0.1%
BGEO Group PLC	274,186	9,902	HSBC Bank PLC
			Zero coupon due 09/12/16	52		2,173
United States - 0.1%
edita food industries SAE	28,688	175	Total Certificates of Participation
Samsonite International SA	769,788	2,183	(cost $6,871)			11,710
		2,358
			Warrants & Rights - 0.2%
Vietnam - 0.3%			Hong Kong - 0.0%
Hoa Phat Group JSC	705,460	1,409	China Resources Beer Holdings Co.,
Military Commercial Joint Stock Bank	2,001,390	1,347	Ltd.(Æ)
Mobile World Investment Corp.	566,080	3,399	2016 Rights	139,333		56
PetroVietnam Drilling & Well Services
JSC - ADR	1,065,330	1,253	Netherlands - 0.2%
		7,408	Bharat Forge, Ltd.(Æ)(Þ)
			2019 Warrants	13,707		155
Total Common Stocks			Grasim Industries, Ltd.(Æ)
(cost $1,981,123)		2,067,175	2017 Warrants	42,308		3,073
			Grasim Industries, Ltd.(Æ)
Preferred Stocks - 1.3%			2019 Warrants	1,532		111
Brazil - 0.8%			Titan Co., Ltd.(Æ)(Þ)
Banco do Estado do Rio Grande do Sul			2016 Warrants	17,974		112
SA(Æ)	426,311	1,417	TTK Prestige, Ltd.(Æ)(Þ)
Braskem SA	312,200	1,785	2017 Warrants	3,862		296
Cia Energetica de Minas Gerais	307,067	861				3,747
Itau Unibanco Holding SA	116,800	1,217
Lojas Americanas SA	382,408	2,259	United Kingdom - 0.0%
Petroleo Brasileiro SA(Æ)	818,000	2,995	HSBC Bank PLC(Æ)
Telefonica Brasil SA	328,631	4,990	2018 Warrants	1,837		52
Vale SA(Æ)	335,120	1,551
		17,075	Total Warrants & Rights
			(cost $2,682)			3,855
Colombia - 0.0%
Banco Davivienda SA	71,155	626	Short-Term Investments - 4.0%
Bancolombia SA	24,170	207	United States - 4.0%
		833	Russell U.S. Cash Management Fund	81,482,930	(8)	81,483
			United States Treasury Bills
Russia - 0.1%			0.431% due 08/11/16(§)(ç)	2,000		2,000
AK Transneft OJSC	328	828
Surgutneftegas OJSC	2,442,000	1,207	0.241% due 09/08/16(§)(ç)(~)	4,000		3,999
		2,035	0.385% due 10/13/16(§)(~)	1,000		999
						88,481
South Korea - 0.4%			Total Short-Term Investments
Hyundai Motor Co.	10,122	908	(cost $88,481)			88,481
Samsung Electronics Co., Ltd.	6,143	6,945
Samsung Fire & Marine Insurance Co.,			Other Securities - 2.7%
Ltd.	1,226	187	Russell U.S. Cash Collateral Fund(×)	61,498,156	(8)	61,498
		8,040	Total Other Securities
			(cost $61,498)			61,498
Total Preferred Stocks

(cost $24,229)		27,983	Total Investments 101.1%

Certificates of Participation - 0.5%			(identified cost $2,164,884)			2,260,702
Netherlands - 0.4%
JPMorgan Structured Products BV			Other Assets and Liabilities, Net
Zero coupon due 08/14/17	535	3,343	-(1.1%)			(23,863)
Series 0001			Net Assets - 100.0%			2,236,839
Zero coupon due 05/16/17	179	2,026
Zero coupon due 07/02/18	18	1,414
Series 0002
Zero coupon due 07/02/18	286	2,754
		9,537

See accompanying notes which are an integral part of this quarterly report.

88 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.2%
African Bank Investments, Ltd.	02/22/13	ZAR	887,049	—	1,651	—
China Forestry Holdings Co., Ltd.	01/14/11	HKD	871,100	0.43	372	—
China Merchants Shekou Industrial Zone Holdings Co., Ltd.	01/04/16	CNY	345,419	2.91	1,005	796
China Metal Recycling Holdings, Ltd.	11/16/12	HKD	335,400	—	339	—
Gree Electric Appliances, Inc. of Zhuhai	07/17/14	CNY	491,300	2.31	1,137	1,419
Kaisa Group Holdings, Ltd.	09/12/14	HKD	3,280,000	0.38	1,261	165
Real Gold Mining, Ltd.	05/04/10	HKD	463,232	1.60	741	—
Tianhe Chemicals Group, Ltd.	07/09/14	HKD	25,778,000	0.23	5,886	2,326
						4,706
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
BIST 30 Index Futures	955	TRY	8,913	08/16	(170)
BOLSA Index Futures	195	MXN	91,321	09/16	62
FTSE/JSE Index Futures	268	ZAR	123,636	09/16	(39)
Hang Seng Index Futures	106	HKD	115,402	08/16	(214)
H-Shares Index Futures	260	HKD	116,649	08/16	(107)
Ibovespa Index Futures	20	USD	1,150	08/16	145
KOSPI2 Index Futures	360	KRW	45,432,000	09/16	740
MSCI Emerging Markets Mini Index Futures	238	USD	10,490	09/16	429
MSCI Taiwan Index Futures	1,145	USD	38,117	08/16	(15)
SGX NIFTY 50 Index	1,339	USD	23,265	08/16	86
Short Positions
MSCI Emerging Markets Mini Index Futures	752	USD	33,145	09/16	(2,295)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,378)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	162	EUR	145	08/02/16	—
Bank of America	USD	160	HKD	1,240	08/01/16	—
Bank of America	USD	2,580	HKD	20,000	09/21/16	(1)
Bank of America	USD	3,008	HKD	23,334	09/21/16	2
Bank of America	USD	443	INR	30,000	09/21/16	3
Bank of America	USD	6,357	INR	430,000	09/21/16	40
Bank of America	USD	2,564	KRW	2,970,000	09/21/16	105
Bank of America	USD	9,609	KRW	11,000,000	09/21/16	276
Bank of America	USD	17,001	KRW	19,695,000	09/21/16	695
Bank of America	USD	80	MXN	1,501	08/01/16	—
Bank of America	USD	75	MXN	1,408	08/02/16	1
Bank of America	USD	890	MXN	16,674	09/21/16	(5)
Bank of America	USD	494	PLN	1,928	08/02/16	1
Bank of America	USD	754	SGD	1,012	08/03/16	1
Bank of America	USD	2,672	TRY	7,941	09/21/16	(45)
Bank of America	USD	523	ZAR	7,260	08/04/16	—
Bank of America	USD	1,464	ZAR	22,255	09/21/16	124
Bank of America	HKD	390	USD	50	08/01/16	—
Bank of America	HKD	654	USD	84	08/01/16	—
Bank of America	HKD	280	USD	36	08/02/16	—

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 89

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	HKD	501	USD	65	08/02/16	—
Bank of America	HKD	694	USD	89	08/02/16	—
Bank of America	HKD	18,700	USD	2,410	08/02/16	—
Bank of America	HKD	2,000	USD	258	09/21/16	—
Bank of America	HKD	5,000	USD	645	09/21/16	—
Bank of America	HKD	10,000	USD	1,290	09/21/16	—
Bank of America	HKD	10,000	USD	1,290	09/21/16	—
Bank of America	HKD	15,000	USD	1,934	09/21/16	—
Bank of America	HKD	15,000	USD	1,934	09/21/16	—
Bank of America	HKD	20,000	USD	2,580	09/21/16	1
Bank of America	KRW	200,000	USD	175	09/21/16	(5)
Bank of America	KRW	200,000	USD	172	09/21/16	(7)
Bank of America	MXN	2,000	USD	105	09/21/16	(1)
Bank of America	MXN	3,500	USD	188	09/21/16	5
Bank of America	MXN	10,000	USD	530	09/21/16	—
Bank of America	TRY	6,045	USD	2,022	08/02/16	(2)
Bank of America	TRY	500	USD	167	09/21/16	2
Bank of America	ZAR	6,000	USD	415	09/21/16	(13)
Bank of America	ZAR	15,000	USD	963	09/21/16	(107)
Bank of Montreal	HKD	10,000	USD	1,290	09/21/16	1
Bank of Montreal	MXN	10,000	USD	536	09/21/16	5
Bank of Montreal	ZAR	10,000	USD	688	09/21/16	(26)
Barclays	USD	727	IDR	9,841,826	09/20/16	20
Barclays	USD	4,088	INR	277,934	09/20/16	47
BNP Paribas	USD	309	BRL	1,000	08/02/16	—
BNP Paribas	USD	617	BRL	2,000	08/02/16	(1)
BNP Paribas	USD	6,017	HKD	46,669	09/21/16	2
BNP Paribas	USD	890	MXN	16,674	09/21/16	(5)
BNP Paribas	USD	9,106	ZAR	132,257	09/20/16	330
BNP Paribas	USD	1,465	ZAR	22,255	09/21/16	123
BNP Paribas	ARS	48,348	USD	3,234	09/20/16	113
BNP Paribas	BRL	1,000	USD	304	08/02/16	(4)
BNP Paribas	BRL	2,000	USD	609	08/02/16	(8)
BNP Paribas	HKD	26,923	USD	3,474	09/20/16	2
BNP Paribas	HKD	5,000	USD	645	09/21/16	—
BNP Paribas	KRW	2,500,000	USD	2,176	09/21/16	(71)
BNP Paribas	TRY	2,759	USD	897	09/20/16	(16)
Brown Brothers Harriman	USD	4,515	HKD	35,000	09/21/16	(1)
Brown Brothers Harriman	USD	523	MXN	10,000	09/21/16	7
Brown Brothers Harriman	USD	333	TRY	1,000	09/21/16	(2)
Brown Brothers Harriman	USD	962	ZAR	15,000	09/21/16	109
Citibank	USD	3,408	PLN	13,047	09/20/16	(64)
Citibank	USD	921	TRY	2,759	09/20/16	(8)
Citibank	HKD	5,916	USD	763	09/20/16	—
Citibank	HKD	17,836	USD	2,298	09/20/16	(2)
Citibank	TRY	1,000	USD	324	09/21/16	(7)
Citibank	ZAR	27,620	USD	1,778	09/20/16	(193)
Goldman Sachs	KRW	2,402,714	USD	2,034	09/20/16	(124)
Goldman Sachs	TRY	586	USD	197	09/21/16	3
HSBC	USD	1,528	BRL	5,000	08/02/16	14
HSBC	USD	783	HUF	223,057	09/20/16	19
HSBC	USD	1,248	INR	84,483	09/20/16	9
HSBC	USD	7,937	INR	538,000	09/21/16	66
HSBC	USD	9,861	INR	668,400	09/21/16	83
HSBC	USD	2,584	ZAR	39,159	09/20/16	209
HSBC	BRL	5,000	USD	1,544	08/02/16	2
HSBC	HKD	19,412	USD	2,503	09/20/16	—
HSBC	KRW	1,615,391	USD	1,419	09/20/16	(33)
HSBC	KRW	31,230,869	USD	27,007	09/20/16	(1,057)
Morgan Stanley	USD	9,920	MYR	40,323	09/20/16	71
Morgan Stanley	USD	2,835	ZAR	45,623	09/20/16	420
Morgan Stanley	HUF	1,222,585	USD	4,445	09/20/16	50
Morgan Stanley	PLN	3,033	USD	768	09/20/16	(9)

See accompanying notes which are an integral part of this quarterly report.

90 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
National Australia Bank Limited	USD	6,016	HKD	46,669	09/21/16	3
National Australia Bank Limited	USD	890	MXN	16,674	09/21/16	(5)
National Australia Bank Limited	USD	1,464	ZAR	22,255	09/21/16	123
Royal Bank of Canada	HKD	10,000	USD	1,290	09/21/16	—
Royal Bank of Canada	HKD	10,000	USD	1,290	09/21/16	—
Royal Bank of Scotland	USD	1,543	COP	4,685,127	09/20/16	(32)
Royal Bank of Scotland	USD	6,589	MXN	121,454	09/20/16	(145)
Royal Bank of Scotland	USD	3,529	ZAR	53,237	09/20/16	270
Royal Bank of Scotland	ARS	14,178	USD	957	09/20/16	42
Royal Bank of Scotland	PEN	2,423	USD	714	09/20/16	(5)
Standard Chartered	USD	6,017	HKD	46,669	09/21/16	2
Standard Chartered	USD	3,486	IDR	47,052,334	09/20/16	82
Standard Chartered	USD	9,619	INR	655,448	09/20/16	133
Standard Chartered	USD	890	MXN	16,674	09/21/16	(5)
Standard Chartered	USD	1,463	ZAR	22,255	09/21/16	125
Standard Chartered	CNY	23,245	USD	3,479	09/20/16	(19)
Standard Chartered	KRW	1,803,263	USD	1,527	09/20/16	(93)
Standard Chartered	RUB	238,488	USD	3,729	08/18/16	129
State Street	USD	161	AED	591	08/01/16	—
State Street	USD	482	BRL	1,573	08/01/16	3
State Street	USD	122	BRL	396	08/02/16	—
State Street	USD	247	BRL	800	08/02/16	—
State Street	USD	309	BRL	1,000	08/02/16	—
State Street	USD	309	BRL	1,000	08/02/16	—
State Street	USD	309	BRL	1,000	08/02/16	—
State Street	USD	929	BRL	3,000	08/02/16	(3)
State Street	USD	1,544	BRL	5,000	08/02/16	(2)
State Street	USD	4,829	BRL	16,000	08/02/16	106
State Street	USD	5,963	BRL	20,040	08/02/16	218
State Street	USD	8,719	BRL	28,240	08/02/16	(9)
State Street	USD	19,519	BRL	65,600	08/02/16	714
State Street	USD	21,454	BRL	69,491	08/02/16	(22)
State Street	USD	21,473	BRL	70,491	08/02/16	267
State Street	USD	21,797	BRL	70,600	08/02/16	(23)
State Street	USD	1,225	BRL	3,969	08/03/16	(1)
State Street	USD	8,516	BRL	28,240	09/02/16	100
State Street	USD	21,289	BRL	70,600	09/02/16	251
State Street	USD	1,578	CNY	10,603	09/20/16	18
State Street	USD	198	EUR	177	08/02/16	—
State Street	USD	7	HKD	57	08/01/16	—
State Street	USD	137	HKD	1,059	08/01/16	—
State Street	USD	19,353	HKD	150,000	09/21/16	(7)
State Street	USD	175	INR	12,000	09/21/16	4
State Street	USD	175	INR	12,000	09/21/16	3
State Street	USD	295	INR	20,000	09/21/16	2
State Street	USD	—	KRW	253	08/01/16	—
State Street	USD	377	KRW	421,973	08/01/16	—
State Street	USD	434	KRW	500,000	09/21/16	16
State Street	USD	593	KRW	700,000	09/21/16	36
State Street	USD	150	MXN	2,822	08/03/16	—
State Street	USD	2,708	MXN	50,000	09/21/16	(55)
State Street	USD	107	THB	3,723	08/01/16	—
State Street	USD	152	THB	5,297	08/01/16	—
State Street	USD	1,465	TRY	4,300	09/21/16	(43)
State Street	USD	4,468	ZAR	65,000	09/21/16	169
State Street	BRL	10	USD	3	08/02/16	—
State Street	BRL	800	USD	248	08/02/16	1
State Street	BRL	1,000	USD	297	08/02/16	(11)
State Street	BRL	1,000	USD	305	08/02/16	(4)
State Street	BRL	1,000	USD	306	08/02/16	(3)
State Street	BRL	3,000	USD	926	08/02/16	1
State Street	BRL	5,000	USD	1,530	08/02/16	(12)
State Street	BRL	16,000	USD	4,940	08/02/16	5

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 91

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Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	BRL	20,040	USD	6,187	08/02/16	6
State Street	BRL	28,240	USD	8,603	08/02/16	(107)
State Street	BRL	65,600	USD	20,253	08/02/16	21
State Street	BRL	69,491	USD	20,676	08/02/16	(755)
State Street	BRL	70,491	USD	21,763	08/02/16	23
State Street	BRL	70,600	USD	21,507	08/02/16	(267)
State Street	BRL	135	USD	42	08/03/16	—
State Street	BRL	4,245	USD	1,310	08/03/16	1
State Street	BRL	1,000	USD	301	09/02/16	(4)
State Street	BRL	70,491	USD	21,256	09/02/16	(251)
State Street	CHF	194	USD	198	08/02/16	(2)
State Street	CHF	664	USD	685	08/03/16	—
State Street	GBP	70	USD	92	08/01/16	(1)
State Street	HKD	1,155	USD	149	08/01/16	—
State Street	HKD	1,176	USD	152	08/01/16	—
State Street	HKD	10,000	USD	1,290	09/21/16	—
State Street	HKD	10,000	USD	1,290	09/21/16	—
State Street	HKD	30,000	USD	3,869	09/21/16	—
State Street	IDR	1,916,291	USD	146	08/01/16	—
State Street	IDR	2,522,037	USD	192	08/01/16	—
State Street	INR	500	USD	7	09/21/16	—
State Street	INR	40,000	USD	590	09/21/16	(5)
State Street	KRW	100,000	USD	86	09/21/16	(4)
State Street	KRW	500,000	USD	433	09/21/16	(16)
State Street	KRW	4,000,000	USD	3,519	09/21/16	(76)
State Street	MXN	459	USD	24	08/01/16	—
State Street	MXN	10,000	USD	539	09/21/16	9
State Street	MYR	202	USD	50	08/01/16	—
State Street	RON	1,158	USD	289	08/02/16	(2)
State Street	THB	1,262	USD	36	08/01/16	—
State Street	THB	4,281	USD	123	08/01/16	—
State Street	THB	17,102	USD	492	08/03/16	—
State Street	TRY	323	USD	108	08/01/16	—
State Street	TRY	400	USD	135	09/21/16	2
State Street	TRY	1,000	USD	339	09/21/16	8
State Street	ZAR	10,000	USD	675	09/21/16	(39)
UBS	HKD	20,000	USD	2,580	09/21/16	—
UBS	INR	100,000	USD	1,476	09/21/16	(12)
UBS	MXN	121,454	USD	6,518	09/20/16	74
UBS	MXN	8,000	USD	434	09/21/16	9
UBS	TRY	2,000	USD	673	09/21/16	11
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						2,091

See accompanying notes which are an integral part of this quarterly report.

92 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Bovespa Future Index	Goldman Sachs	BRL	68,553	08/17/16	(3,071)
Bovespa Future Index	Goldman Sachs	BRL	16,648	08/17/16	741
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(2,330)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the total return of underlying security at termination.

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Argentina	$27,118	$—	$—	$—	$27,118
Bangladesh	—	8,491	—	—	8,491
Brazil	153,436	—	1,959	—	155,395
Cambodia	—	3,151	—	—	3,151
Canada	1,135	—	—	—	1,135
Cayman Islands	—	578	—	—	578
Chile	16,947	—	—	—	16,947
China	100,367	263,146	4,439	—	367,952
Colombia	4,982	—	—	—	4,982
Czech Republic	—	3,333	—	—	3,333
Egypt	—	9,985	—	—	9,985
Greece	—	4,000	—	—	4,000
Guernsey	—	5,038	—	—	5,038
Hong Kong	19,875	111,978	2,140	—	133,993
Hungary	—	13,214	—	—	13,214
India	29,811	173,032	—	—	202,843
Indonesia	—	34,755	—	—	34,755
Jersey	—	3,298	—	—	3,298
Kazakhstan	1,042	—	—	—	1,042
Kenya	—	1,596	—	—	1,596
Kuwait	—	5,956	—	—	5,956
Luxembourg	3,305	—	—	—	3,305
Macao	—	12,733	—	—	12,733
Malaysia	369	15,234	—	—	15,603
Mexico	83,740	—	—	—	83,740
Morocco	—	1,953	—	—	1,953
Netherlands	6,264	2,130	—	—	8,394
Nigeria	435	9,140	—	—	9,575
Pakistan	—	21,113	—	—	21,113
Peru	8,868	—	—	—	8,868
Philippines	—	10,109	—	—	10,109
Poland	—	5,859	—	—	5,859
Qatar	—	5,301	—	—	5,301
Romania	—	4,698	—	—	4,698

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 93

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Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Russia	40,008	60,684	—	—	100,692
Singapore	2,325	—	—	—	2,325
South Africa	20,068	56,688	—	—	76,756
South Korea	28,144	287,858	—	—	316,002
Spain	988	—	—	—	988
Sri Lanka	—	2,089	—	—	2,089
Switzerland	—	7,737	—	—	7,737
Taiwan	35,113	189,215	—	—	224,328
Thailand	—	54,286	—	—	54,286
Togo	—	1,040	—	—	1,040
Turkey	1,163	42,497	—	—	43,660
Ukraine	3,401	6,309	—	—	9,710
United Arab Emirates	—	11,841	—	—	11,841
United Kingdom	—	9,902	—	—	9,902
United States	175	2,183	—	—	2,358
Vietnam	—	7,408	—	—	7,408
Preferred Stocks	18,816	9,167	—	—	27,983
Certificates of Participation	—	11,710	—	—	11,710
Warrants & Rights	56	3,799	—	—	3,855
Short-Term Investments	—	6,998	—	81,483	88,481
Other Securities	—	—	—	61,498	61,498
Total Investments	607,951	1,501,232	8,538	142,981	2,260,702

Other Financial Instruments
Assets
Futures Contracts	1,462	—	—	—	1,462
Foreign Currency Exchange Contracts	332	5,616	—	—	5,948
Total Return Swap Contracts	—	741	—	—	741
Liabilities
Futures Contracts	(2,840)	—	—	—	(2,840)
Foreign Currency Exchange Contracts	(441)	(3,416)	—	—	(3,857)
Total Return Swap Contracts	—	(3,071)	—	—	(3,071)
Total Other Financial Instruments*	$(1,487)	$(130)	$—	$—	$(1,617)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2016 were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$

See accompanying notes which are an integral part of this quarterly report.

94 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Consumer Discretionary	265,668
Consumer Staples	167,491
Energy	205,960
Financial Services	546,776
Health Care	48,809
Materials and Processing	164,108
Producer Durables	103,343
Technology	419,841
Utilities	173,162
Certificates of Participation	11,710
Warrants and Rights	3,855
Short-Term Investments	88,481
Other Securities	61,498
Total Investments	2,260,702

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 95

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.4%			Kimberly-Clark Corp.	22,069	2,859
Consumer Discretionary - 12.6%			Kraft Heinz Co. (The)	13,100	1,132
Advance Auto Parts, Inc.	11,977	2,034	Kroger Co. (The)	51,562	1,763
Amazon.com, Inc.(Æ)	31,185	23,664	Molson Coors Brewing Co. Class B	23,210	2,371
AutoZone, Inc.(Æ)	2,200	1,791	Mondelez International, Inc. Class A	500,553	22,014
Carnival Corp.	7,494	350	PepsiCo, Inc.	165,240	17,998
CBS Corp. Class B	23,776	1,242	Philip Morris International, Inc.	144,535	14,491
Charter Communications, Inc. Class A(Æ)	11,233	2,638	Procter & Gamble Co. (The)	51,457	4,404
Chipotle Mexican Grill, Inc. Class A(Æ)	17,187	7,287	Reynolds American, Inc.	31,314	1,568
Comcast Corp. Class A	330,345	22,216	Unilever NV	207,755	9,582
Costco Wholesale Corp.	26,428	4,419	Walgreens Boots Alliance, Inc.	9,505	753
CST Brands, Inc.	3,500	157	Whole Foods Market, Inc.	157,105	4,789
Delphi Automotive PLC	20,391	1,383			123,536
DISH Network Corp. Class A(Æ)	10,810	577
Dollar General Corp.	8,600	815	Energy - 6.5%
Dollar Tree, Inc.(Æ)	5,970	575	Anadarko Petroleum Corp.	10,588	577
DR Horton, Inc.	42,882	1,410	Apache Corp.	7,974	419
eBay, Inc.(Æ)	5,789	180	Baker Hughes, Inc.	16,422	785
Estee Lauder Cos., Inc. (The) Class A	9,487	881	BP PLC - ADR	86,933	2,990
Expedia, Inc.	5,900	688	Cabot Oil & Gas Corp.	42,924	1,059
Ford Motor Co.	516,009	6,533	Cheniere Energy, Inc.(Æ)	5,800	243
Gap, Inc. (The)	100,470	2,591	Chevron Corp.	149,973	15,369
General Motors Co.	40,601	1,281	Concho Resources, Inc.(Æ)	9,484	1,178
Harman International Industries, Inc.	16,471	1,361	ConocoPhillips	100,347	4,096
Home Depot, Inc. (The)	57,634	7,967	Core Laboratories NV	107,213	12,524
Interpublic Group of Cos., Inc. (The)	14,867	343	Devon Energy Corp.	11,954	458
Johnson Controls, Inc.	70,607	3,242	Diamondback Energy, Inc.(Æ)	8,621	757
Lennar Corp. Class A	99,928	4,677	EOG Resources, Inc.	32,555	2,660
Liberty Global PLC LiLAC(Æ)	45,171	1,581	EQT Corp.	16,959	1,236
Lowe's Cos., Inc.	185,439	15,258	Exxon Mobil Corp.	156,580	13,928
Macy's, Inc.	12,300	441	Halliburton Co.	276,463	12,070
McDonald's Corp.	10,521	1,238	Kinder Morgan, Inc.	27,749	564
Nike, Inc. Class B	225,428	12,511	Marathon Petroleum Corp.	3,291	130
O'Reilly Automotive, Inc.(Æ)	20,764	6,035	Occidental Petroleum Corp.	120,217	8,984
Priceline Group, Inc. (The)(Æ)	6,375	8,611	Phillips 66	98,284	7,475
PulteGroup, Inc.	44,100	934	Pioneer Natural Resources Co.	55,019	8,944
Ross Stores, Inc.	18,800	1,162	Schlumberger, Ltd.	242,462	19,523
Royal Caribbean Cruises, Ltd.	22,646	1,641	Spectra Energy Corp.	16,266	585
Starbucks Corp.	303,091	17,594	Valero Energy Corp.	20,857	1,090
Target Corp.	98,821	7,444	Williams Cos., Inc. (The)	14,626	351
Time Warner, Inc.	64,864	4,972			117,995
TJX Cos., Inc.	174,672	14,274
Twenty-First Century Fox, Inc. Class A	111,606	2,973	Financial Services - 18.7%
VF Corp.	35,920	2,243	Alliance Data Systems Corp.(Æ)	6,051	1,402
Wal-Mart Stores, Inc.	148,155	10,811	American Express Co.	99,968	6,444
Walt Disney Co. (The)	80,473	7,721	American International Group, Inc.	172,145	9,372
Whirlpool Corp.	18,321	3,524	American Tower Corp.(ö)	157,376	18,219
Wyndham Worldwide Corp.	98,965	7,029	Ameriprise Financial, Inc.	25,963	2,488
Yum! Brands, Inc.	29,534	2,641	Aon PLC	38,352	4,106
		230,940	Arthur J Gallagher & Co.	10,292	506
			AvalonBay Communities, Inc.(ö)	7,200	1,337
Consumer Staples - 6.8%			Bank of America Corp.	1,268,133	18,375
Altria Group, Inc.	122,576	8,298	Bank of New York Mellon Corp. (The)	16,659	656
Archer-Daniels-Midland Co.	26,319	1,186	BB&T Corp.	6,074	224
Coca-Cola Co. (The)	76,087	3,320	Berkshire Hathaway, Inc. Class B(Æ)	148,726	21,457
Colgate-Palmolive Co.	109,113	8,121	BlackRock, Inc. Class A	6,333	2,319
Constellation Brands, Inc. Class A	18,440	3,036	Boston Properties, Inc.(ö)	4,641	660
CVS Health Corp.	149,152	13,829	Capital One Financial Corp.	159,825	10,721
Dr Pepper Snapple Group, Inc.	14,940	1,472	Charles Schwab Corp. (The)	37,286	1,060
Hershey Co. (The)	4,970	550	Chubb, Ltd.	122,723	15,372

See accompanying notes which are an integral part of this quarterly report.

96 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Citigroup, Inc.	325,638	14,266	Bristol-Myers Squibb Co.	140,633	10,521
CME Group, Inc. Class A	2,510	257	Cardinal Health, Inc.	78,112	6,530
Comerica, Inc.	60,506	2,737	Celgene Corp.(Æ)	44,347	4,975
Discover Financial Services	29,578	1,681	Cerner Corp.(Æ)	130,458	8,139
Equifax, Inc.	11,321	1,500	Cigna Corp.	94	12
Equinix, Inc.(ö)	29,524	11,009	Eli Lilly & Co.	47,877	3,969
Everest Re Group, Ltd.	900	170	Express Scripts Holding Co.(Æ)	9,902	753
Extra Space Storage, Inc.(ö)	6,120	526	Gilead Sciences, Inc.	46,010	3,656
Fidelity National Information Services, Inc.	31,196	2,481	HCA Holdings, Inc.(Æ)	4,616	356
Fifth Third Bancorp	11,520	219	Humana, Inc.	17,180	2,964
First Republic Bank	2,386	171	Illumina, Inc.(Æ)	4,189	697
FleetCor Technologies, Inc.(Æ)	41,621	6,313	Intuitive Surgical, Inc.(Æ)	104	72
Goldman Sachs Group, Inc. (The)	59,155	9,394	Johnson & Johnson	241,425	30,234
Hartford Financial Services Group, Inc.	55,496	2,212	McKesson Corp.	14,469	2,815
Highwoods Properties, Inc.(ö)	8,040	448	Medtronic PLC	164,491	14,414
Intercontinental Exchange, Inc.	53,228	14,063	Merck & Co., Inc.	242,975	14,253
Invesco, Ltd.	31,200	910	PerkinElmer, Inc.	2,100	120
JPMorgan Chase & Co.	266,515	17,049	Pfizer, Inc.	546,191	20,149
KeyCorp	126,660	1,482	Regeneron Pharmaceuticals, Inc.(Æ)	16,716	7,106
Kilroy Realty Corp.(ö)	9,100	666	Sanofi - ADR	40,450	1,724
Loews Corp.	163,815	6,770	Shire PLC - ADR	1,161	225
M&T Bank Corp.	1,250	143	St. Jude Medical, Inc.	77,635	6,447
Markel Corp.(Æ)	13,773	13,067	Stryker Corp.	13,945	1,622
MasterCard, Inc. Class A	15,196	1,447	Teva Pharmaceutical Industries, Ltd. - ADR	12,650	677
MetLife, Inc.	118,150	5,050	Thermo Fisher Scientific, Inc.	82,339	13,079
Morgan Stanley	85,829	2,466	UnitedHealth Group, Inc.	124,574	17,839
Northern Trust Corp.	1,827	124	Vertex Pharmaceuticals, Inc.(Æ)	17,059	1,655
PayPal Holdings, Inc.(Æ)	838	31	Zoetis, Inc. Class A	13,700	691
PNC Financial Services Group, Inc. (The)	22,409	1,852			250,272
Prologis, Inc.(ö)	30,162	1,644
Prudential Financial, Inc.	7,700	580	Materials and Processing - 3.7%
Raymond James Financial, Inc.	6,917	380	Air Products & Chemicals, Inc.	65,233	9,747
Realogy Holdings Corp.	301,902	9,356	Ball Corp.	3,000	212
Regions Financial Corp.	20,514	188	CRH PLC - ADR	278,001	8,551
Simon Property Group, Inc.(ö)	9,970	2,264	Crown Holdings, Inc.(Æ)	24,853	1,317
SL Green Realty Corp.(ö)	6,960	820	Dow Chemical Co. (The)	167,787	9,005
State Street Corp.	218,177	14,352	Eastman Chemical Co.	10,548	688
SunTrust Banks, Inc.	6,350	269	Ecolab, Inc.	138,973	16,452
SVB Financial Group(Æ)	5,741	577	EI du Pont de Nemours & Co.	25,098	1,736
Synchrony Financial	482,298	13,446	Ingersoll-Rand PLC	16,221	1,075
TD Ameritrade Holding Corp.	6,600	200	Ingevity Corp.(Æ)	4,417	169
Travelers Cos., Inc. (The)	657	76	International Paper Co.	69,468	3,182
US Bancorp	155,798	6,570	Martin Marietta Materials, Inc.	6,899	1,398
Visa, Inc. Class A	285,546	22,287	Masco Corp.	34,250	1,249
Wells Fargo & Co.	620,323	29,757	Monsanto Co.	48,194	5,146
XL Group, Ltd.	142,718	4,939	Mosaic Co. (The)	44,098	1,191
		340,927	PPG Industries, Inc.	4,260	446
			Praxair, Inc.	36,681	4,275
Health Care - 13.7%			Rio Tinto PLC - ADR	37,916	1,244
Abbott Laboratories	37,121	1,661	WestRock Co.	26,503	1,137
AbbVie, Inc.	170,304	11,279			68,220
Aetna, Inc.	31,481	3,627
Alexion Pharmaceuticals, Inc.(Æ)	7,010	902	Producer Durables - 11.2%
Allergan PLC(Æ)	70,449	17,820	3M Co.	5,520	984
Amgen, Inc.	108,322	18,635	Accenture PLC Class A	43,472	4,904
Anthem, Inc.	101,317	13,307	Allegion PLC	18,766	1,358
Baxter International, Inc.	7,837	376	Automatic Data Processing, Inc.	80,628	7,172
Becton Dickinson and Co.	3,015	531	B/E Aerospace, Inc.	123,823	5,923
Biogen, Inc.(Æ)	11,230	3,256	Boeing Co. (The)	202	27
Boston Scientific Corp.(Æ)	131,115	3,184	Canadian Pacific Railway, Ltd.	2,520	377

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund 97

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
CSX Corp.	63,100	1,788	LinkedIn Corp. Class A(Æ)	23,801		4,587
Danaher Corp.	4,171	340	Microsoft Corp.	689,271		39,068
Deere & Co.	1,500	117	NXP Semiconductors NV(Æ)	73,855		6,210
Delta Air Lines, Inc.	293,692	11,381	Oracle Corp.	367,124		15,067
Eaton Corp. PLC	35,449	2,248	QUALCOMM, Inc.	172,218		10,777
Emerson Electric Co.	13,090	732	Red Hat, Inc.(Æ)	91,858		6,916
FedEx Corp.	1,662	269	Salesforce.com, Inc.(Æ)	90,641		7,414
Fluor Corp.	3,136	168	SAP SE - ADR	63,366		5,538
Fortive Corp.	2,085	100	TE Connectivity, Ltd.	26,465		1,595
General Dynamics Corp.	32,339	4,750	Texas Instruments, Inc.	67,206		4,688
General Electric Co.	505,693	15,747	Western Digital Corp.	487		23
Honeywell International, Inc.	360,033	41,883	Xilinx, Inc.	5,800		296
Illinois Tool Works, Inc.	1,831	211	Yahoo!, Inc.(Æ)	115		4
Kansas City Southern	106,258	10,212				304,342
L-3 Communications Holdings, Inc. Class 3	8,688	1,317
Lockheed Martin Corp.	3,081	779	Utilities - 4.5%
Mettler-Toledo International, Inc.(Æ)	30,938	12,722	American Electric Power Co., Inc.	29,948		2,075
Norfolk Southern Corp.	28,552	2,563	AT&T, Inc.	525,740		22,759
Northrop Grumman Corp.	10,650	2,307	California Resources Corp.(Æ)	1,158		12
PACCAR, Inc.	46,767	2,758	Calpine Corp.(Æ)	229,334		3,151
Parker-Hannifin Corp.	800	91	CMS Energy Corp.	37,178		1,680
Pentair PLC	6,066	387	Dominion Resources, Inc.	4,273		333
Raytheon Co.	78,946	11,015	Duke Energy Corp.	16,508		1,413
Sensata Technologies Holding NV(Æ)	269,983	10,238	Edison International	22,508		1,742
Snap-on, Inc.	778	122	Entergy Corp.	106,096		8,635
Southwest Airlines Co.	197,513	7,310	Exelon Corp.	11,196		417
Stanley Black & Decker, Inc.	80,523	9,800	NextEra Energy, Inc.	44,553		5,716
TopBuild Corp.(Æ)	3,805	144	NiSource, Inc.	38,538		989
TransDigm Group, Inc.(Æ)	43,091	12,045	PG&E Corp.	36,220		2,316
Tyco International PLC	108,674	4,952	PPL Corp.	47,857		1,805
Union Pacific Corp.	57,199	5,322	Public Service Enterprise Group, Inc.	22,380		1,030
United Continental Holdings, Inc.(Æ)	3,363	158	Sempra Energy	14,900		1,667
United Parcel Service, Inc. Class B	978	106	Southern Co. (The)	28,934		1,548
United Technologies Corp.	82,711	8,904	T-Mobile US, Inc.(Æ)	8,037		372
Waste Management, Inc.	4,229	280	Verizon Communications, Inc.	414,002		22,940
WW Grainger, Inc.	2,470	541	Xcel Energy, Inc.	41,419		1,822
		204,552				82,422

Technology - 16.7%			Total Common Stocks
Adobe Systems, Inc.(Æ)	118,355	11,582	(cost $1,296,562)			1,723,206
Alphabet, Inc. Class A(Æ)	10,808	8,553
Alphabet, Inc. Class C(Æ)	52,710	40,523	Short-Term Investments - 5.4%
Analog Devices, Inc.	14,338	915	Russell U.S. Cash Management Fund	91,284,994	(8)	91,285
Apple, Inc.	517,653	53,945	United States Treasury Bills
Applied Materials, Inc.	23,100	607	0.303% due 08/11/16(ç)(~)(§)	4,500		4,500
ARM Holdings PLC - ADR	71,538	4,747	0.241% due 09/08/16(ç)(~)(§)	2,400		2,399
Broadcom, Ltd.	43,243	7,005	Total Short-Term Investments
CDK Global Inc.	996	58	(cost $98,184)			98,184
Cisco Systems, Inc.	307,771	9,396
Cognizant Technology Solutions Corp. Class			Total Investments 99.8%
A(Æ)	31,157	1,791	(identified cost $1,394,746)			1,821,390
EMC Corp.	332,529	9,404
Facebook, Inc. Class A(Æ)	161,203	19,980	Other Assets and Liabilities, Net
Hewlett Packard Enterprise Co.	248,993	5,234	- 0.2%			4,210
HP, Inc.	96,699	1,355	Net Assets - 100.0%			1,825,600
Intel Corp.	186,049	6,486
International Business Machines Corp.	50,616	8,130
Intuit, Inc.	72,241	8,018
KLA-Tencor Corp.	5,800	439
Lam Research Corp.	44,456	3,991

See accompanying notes which are an integral part of this quarterly report.

98 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	909	USD	98,545	09/16	3,055
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					3,055

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$230,940	$—	$—	$—	$230,940
Consumer Staples	123,536	—	—	—	123,536
Energy	117,995	—	—	—	117,995
Financial Services	340,927	—	—	—	340,927
Health Care	250,272	—	—	—	250,272
Materials and Processing	68,220	—	—	—	68,220
Producer Durables	204,552	—	—	—	204,552
Technology	304,342	—	—	—	304,342
Utilities	82,422	—	—	—	82,422
Short-Term Investments	—	6,899	—	91,285	98,184
Total Investments	1,723,206	6,899	—	91,285	1,821,390

Other Financial Instruments
Assets
Futures Contracts	3,055	—	—	—	3,055

Total Other Financial Instruments*	$3,055	$—	$—	$—	$3,055

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund 99

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.4%			Liberty SiriusXM Group Class C(Æ)	2,096	74
Consumer Discretionary - 13.8%			Liberty TripAdvisor Holdings, Inc. Class
1-800-Flowers.com, Inc. Class A(Æ)	14,360	131	A(Æ)	6,997	166
Aaron's, Inc. Class A	5,967	143	LKQ Corp.(Æ)	80,716	2,776
American Axle & Manufacturing Holdings,			Lumber Liquidators Holdings, Inc.(Æ)(Ñ)	87,236	1,311
Inc.(Æ)	23,452	408	Macy's, Inc.	3,580	128
Arctic Cat, Inc.(Æ)(Ñ)	66,477	1,038	Matthews International Corp. Class A	11,725	705
Barnes & Noble Education, Inc.(Æ)	7,605	88	Monro Muffler Brake, Inc.	24,676	1,545
Barnes & Noble, Inc.	5,174	68	Motorcar Parts of America, Inc.(Æ)	41,326	1,158
Beazer Homes USA, Inc.(Æ)	85,915	824	Murphy USA, Inc.(Æ)	1,877	144
Big Lots, Inc.	7,554	402	National Presto Industries, Inc.	425	38
Bloomin' Brands, Inc.	10,325	186	Noodles & Co. Class A(Æ)(Ñ)	87,195	644
Blue Nile, Inc.(Æ)	13,106	381	Nutrisystem, Inc.	7,422	219
Bob Evans Farms, Inc.	25,012	920	NVR, Inc.(Æ)	62	106
Brinker International, Inc.	5,264	248	Ollie's Bargain Outlet Holdings, Inc.(Æ)(Ñ)	24,253	634
Buffalo Wild Wings, Inc.(Æ)	9,222	1,549	Outfront Media, Inc.(ö)	32,401	754
Burlington Stores, Inc.(Æ)	16,125	1,234	Oxford Industries, Inc.	10,536	602
Cabela's, Inc.(Æ)	27,839	1,437	Panera Bread Co. Class A(Æ)	414	91
Caesars Acquisition Co. Class A(Æ)(Ñ)	28,853	310	Performance Sports Group, Ltd.(Æ)(Ñ)	81,826	272
Callaway Golf Co.	14,281	153	Planet Fitness, Inc. Class A(Æ)(Ñ)	12,789	262
Capella Education Co.	9,579	573	Polaris Industries, Inc.(Ñ)	1,900	188
CarMax, Inc.(Æ)(Ñ)	3,653	213	Pool Corp.	18,305	1,872
Carter's, Inc.	19,807	2,005	PulteGroup, Inc.	8,808	186
Cheesecake Factory, Inc. (The)	16,428	850	Red Robin Gourmet Burgers, Inc.(Æ)	2,684	130
Chico's FAS, Inc.	10,882	131	Ross Stores, Inc.	4,846	300
Cimpress NV(Æ)	544	51	Sally Beauty Holdings, Inc.(Æ)	78,068	2,290
Columbia Sportswear Co.	10,223	585	Scholastic Corp.	34,032	1,399
Cooper Tire & Rubber Co.	4,271	141	Service Corp. International	12,050	334
Coty, Inc. Class A(Ñ)	1,704	46	ServiceMaster Global Holdings, Inc.(Æ)	19,855	751
Dana Holding Corp.	9,122	124	Shoe Carnival, Inc.	6,564	173
Denny's Corp.(Æ)	44,745	499	Shutterfly, Inc.(Æ)	27,816	1,479
Domino's Pizza, Inc.	9,020	1,329	Signet Jewelers, Ltd.	2,947	259
Dorman Products, Inc.(Æ)(Ñ)	14,563	928	Skechers U.S.A., Inc. Class A(Æ)	4,706	113
Duluth Holdings, Inc. Class B(Æ)	12,043	299	Smith & Wesson Holding Corp.(Æ)(Ñ)	1,633	48
Eldorado Resorts, Inc.(Æ)	6,607	95	SodaStream International, Ltd.(Æ)(Ñ)	15,959	384
Ethan Allen Interiors, Inc.(Ñ)	45,899	1,594	Star Buffet, Inc. Class A(Æ)	12,497	378
First Cash Financial Services, Inc.	22,620	1,161	Sturm Ruger & Co., Inc.(Ñ)	3,231	220
Five Below, Inc.(Æ)	40,038	2,042	TEGNA, Inc.	6,655	146
Foot Locker, Inc.	3,318	198	Tenneco, Inc.(Æ)	20,357	1,151
Fortune Brands Home & Security, Inc.	20,470	1,295	Tiffany & Co.	641	41
FTD Cos., Inc.(Æ)	46,198	1,169	Toll Brothers, Inc.(Æ)	39,816	1,115
Gannett Co., Inc.	24,426	312	Tupperware Brands Corp.(Ñ)	2,897	182
Genesco, Inc.(Æ)	2,907	202	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	3,333	871
Gentex Corp.	12,980	229	Vail Resorts, Inc.	589	84
Gentherm, Inc.(Æ)	70,703	2,373	Vera Bradley, Inc.(Æ)	22,851	333
Goodyear Tire & Rubber Co. (The)	9,881	283	Vista Outdoor, Inc.(Æ)	856	43
Grand Canyon Education, Inc.(Æ)	5,539	233	WABCO Holdings, Inc.(Æ)	700	70
Hanesbrands, Inc.	10,236	273	Wyndham Worldwide Corp.	2,673	190
Horizon Global Corp.(Æ)	8,937	117			56,698
HSN, Inc.	789	40
Interpublic Group of Cos., Inc. (The)	14,186	327	Consumer Staples - 3.4%
Jack in the Box, Inc.	445	39	Andersons, Inc. (The)	9,345	346
Jamba, Inc.(Æ)	28,589	309	Cal-Maine Foods, Inc.(Æ)	25,265	1,059
John Wiley & Sons, Inc. Class A	3,050	176	Casey's General Stores, Inc.	17,162	2,292
Lamar Advertising Co. Class A(ö)	6,641	451	Diplomat Pharmacy, Inc.(Æ)(Ñ)	10,603	381
Leggett & Platt, Inc.	1,002	53	Hain Celestial Group, Inc. (The)(Æ)	5,750	303
Liberty Broadband Corp. Class A(Æ)	262	16	Herbalife, Ltd.(Æ)(Ñ)	1,246	85
Liberty Broadband Corp. Class C(Æ)	633	40	JM Smucker Co. (The)	1,628	251
Liberty Media Group Class C(Æ)	524	12	Lancaster Colony Corp.	13,882	1,804
Liberty SiriusXM Group Class A(Æ)	166	6	Lifevantage Corp.(Æ)	12,092	169

See accompanying notes which are an integral part of this quarterly report.

100 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
MGP Ingredients, Inc.	5,280	227	American Homes 4 Rent Class A(ö)	6,889	149
Natural Health Trends Corp.	24,479	822	American National Insurance Co.	1,564	179
Omega Protein Corp.(Æ)	12,432	280	Arch Capital Group, Ltd.(Æ)	2,102	153
Pinnacle Foods, Inc.	285	14	Ares Capital Corp.(Ñ)	2,664	40
Post Holdings, Inc.(Æ)	5,407	469	Argo Group International Holdings, Ltd.	29,156	1,513
Rite Aid Corp.(Æ)	11,272	79	Armada Hoffler Properties, Inc.(ö)	19,751	296
Safeway, Inc.	9,450	5	Artisan Partners Asset Management, Inc.
Sanderson Farms, Inc.(Ñ)	19,716	1,727	Class A	17,966	502
Sprouts Farmers Market, Inc.(Æ)(Ñ)	25,769	596	Ashford Hospitality Prime, Inc.(ö)	8,491	128
SUPERVALU, Inc.(Æ)	130,948	639	Ashford Hospitality Trust, Inc.(ö)	46,366	276
TreeHouse Foods, Inc.(Æ)	12,630	1,303	Assurant, Inc.	5,539	460
WhiteWave Foods Co. (The) Class A(Æ)	19,328	1,072	Assured Guaranty, Ltd.	12,463	334
		13,923	Astoria Financial Corp.	9,124	134
			Axis Capital Holdings, Ltd.	5,244	291
Energy - 4.0%			Banco Latinoamericano de Comercio Exterior
Atwood Oceanics, Inc.(Æ)	30,789	329	SA Class E	6,718	184
Bill Barrett Corp.(Æ)	124,924	746	Bancorp, Inc. (The)(Æ)	34,471	183
CARBO Ceramics, Inc.(Æ)(Ñ)	18,157	256	BancorpSouth, Inc.	55,588	1,324
Chesapeake Energy Corp.(Æ)(Ñ)	50,888	276	Bank of Hawaii Corp.	1,087	75
CONSOL Energy, Inc.(Æ)(Ñ)	11,125	216	Bank of the Ozarks, Inc.(Ñ)	11,236	404
Diamondback Energy, Inc.(Æ)	7,854	689	BankUnited, Inc.	732	22
Dril-Quip, Inc.(Æ)	14,450	787	BofI Holding, Inc.(Æ)(Ñ)	46,901	789
Energen Corp.(Æ)	5,905	280	Brandywine Realty Trust(ö)	5,325	90
Exterran Corp.(Æ)	3,009	38	Broadridge Financial Solutions, Inc.	5,818	394
First Solar, Inc.(Æ)	7,131	333	Camden Property Trust(ö)	3,242	290
FMC Technologies, Inc.(Æ)	3,880	98	Care Capital Properties, Inc.(ö)	715	21
Green Plains, Inc.	14,705	334	Cash America International, Inc.	11,666	500
Gulfport Energy Corp.(Æ)	21,249	618	Cathay General Bancorp	2,282	68
Helix Energy Solutions Group, Inc.(Æ)	67,777	538	CBOE Holdings, Inc.	12,705	874
Helmerich & Payne, Inc.(Ñ)	19,029	1,179	Cedar Realty Trust, Inc.(ö)	20,389	164
Matador Resources Co.(Æ)(Ñ)	32,317	682	CenterState Banks, Inc.	62,231	1,037
McDermott International, Inc.(Æ)	287,421	1,489	Central Pacific Financial Corp.	8,782	215
Memorial Resource Development Corp.(Æ)	10,670	160	City Holding Co.	1,479	69
Noble Energy, Inc.	2,014	72	CNO Financial Group, Inc.	2,192	38
Oceaneering International, Inc.	3,328	93	Colony Capital, Inc. Class A(ö)	14,185	252
Oil States International, Inc.(Æ)	20,713	640	Columbia Banking System, Inc.	5,350	162
PBF Energy, Inc. Class A	40,744	910	Community Bank System, Inc.	28,319	1,250
PDC Energy, Inc.(Æ)	8,897	487	CorEnergy Infrastructure Trust, Inc.(Ñ)(ö)	5,405	159
QEP Resources, Inc.(Æ)	12,477	227	CoreSite Realty Corp. Class A(ö)	1,911	158
REX American Resources Corp.(Æ)	12,011	790	Corrections Corp. of America(ö)	5,353	172
RSP Permian, Inc.(Æ)	45,955	1,652	Cousins Properties, Inc.(ö)	19,037	203
Seadrill, Ltd.(Æ)(Ñ)	15,787	47	Cowen Group, Inc. Class A(Æ)(Ñ)	12,903	40
Southwestern Energy Co.(Æ)(Ñ)	18,014	263	CubeSmart(ö)	25,890	769
SunPower Corp. Class A(Æ)(Ñ)	7,412	108	CVB Financial Corp.	10,947	180
Synergy Resources Corp.(Æ)	121,048	788	CyrusOne, Inc.(ö)	3,440	189
Tesoro Corp.	3,098	236	DCT Industrial Trust, Inc.(ö)	61,545	3,091
Transocean, Ltd.(Æ)	50,768	558	Diamond Hill Investment Group, Inc.	1,218	233
Willbros Group, Inc.(Æ)	97,763	200	DiamondRock Hospitality Co.(ö)	18,853	185
World Fuel Services Corp.	3,375	161	Douglas Emmett, Inc.(ö)	3,358	128
		16,280	Duke Realty Corp.(ö)	9,864	284
			DuPont Fabros Technology, Inc.(ö)	2,125	102
Financial Services - 25.1%			E*Trade Financial Corp.(Æ)	35,519	891
Alexandria Real Estate Equities, Inc.(ö)	2,082	234	East West Bancorp, Inc.	11,373	389
Ally Financial, Inc.	12,250	221	Eaton Vance Corp.	4,476	169
Altisource Portfolio Solutions SA(Æ)(Ñ)	16,217	377	Education Realty Trust, Inc.(ö)	69,748	3,358
Altisource Residential Corp.(ö)	4,184	40	Endurance Specialty Holdings, Ltd.	21,813	1,475
Ambac Financial Group, Inc.(Æ)	14,068	256	Enova International, Inc. Class W(Æ)	30,176	274
American Equity Investment Life Holding			EPR Properties(ö)	1,198	101
Co.	104,102	1,658	Equifax, Inc.	3,695	489
American Financial Group, Inc.	4,297	314	Equinix, Inc.(ö)	679	253

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 101

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Equity Commonwealth(ö)	5,469	164	MSCI, Inc. Class A	12,338	1,062
Equity LifeStyle Properties, Inc. Class A(ö)	1,461	120	National Health Investors, Inc.(ö)	13,762	1,081
Euronet Worldwide, Inc.(Æ)	11,467	874	National Retail Properties, Inc.(ö)	3,336	177
Everest Re Group, Ltd.	1,700	321	National Storage Affiliates Trust(ö)	1,835	39
Extra Space Storage, Inc.(ö)	3,027	260	Navigators Group, Inc. (The)	2,541	238
Ezcorp, Inc. Class A(Æ)	5,807	53	Nelnet, Inc. Class A	9,341	377
FactSet Research Systems, Inc.	3,778	650	NorthStar Realty Finance Corp.(ö)	20,791	279
Fair Isaac Corp.	18,693	2,367	Northwest Bancshares, Inc.	8,090	121
FCB Financial Holdings, Inc. Class A(Æ)	894	31	OFG Bancorp	84,045	892
Federal Agricultural Mortgage Corp. Class C	8,229	316	Old National Bancorp	72,361	952
Federal Realty Investment Trust(ö)	1,689	287	OM Asset Management PLC	50,154	702
FelCor Lodging Trust, Inc.(ö)	81,009	514	OneBeacon Insurance Group, Ltd. Class A	25,513	357
Fidelity & Guaranty Life(Ñ)	14,310	313	Opus Bank	1,361	44
First BanCorp(Æ)	9,552	44	Oritani Financial Corp.	8,387	136
First Commonwealth Financial Corp.	27,032	261	PacWest Bancorp	26,097	1,079
First Financial Bancorp	10,984	234	Paramount Group, Inc.(ö)	22,331	394
First Industrial Realty Trust, Inc.(ö)	107,283	3,162	Pebblebrook Hotel Trust(ö)	6,610	196
First Midwest Bancorp, Inc.	7,424	139	People's Utah Bancorp	5,621	100
First NBC Bank Holding Co.(Æ)	14,585	278	Piedmont Office Realty Trust, Inc. Class A(ö)	10,158	223
First Niagara Financial Group, Inc.	18,647	190	Popular, Inc.	35,782	1,206
First Republic Bank	47,190	3,382	Post Properties, Inc.(ö)	3,782	241
Fiserv, Inc.(Æ)	25,252	2,787	Preferred Apartment Communities, Inc. Class
FNB Corp.	22,890	274	A(ö)	5,237	78
FNF Group	7,383	278	Primerica, Inc.	2,921	150
FNFV Group(Æ)	2,908	35	PrivateBancorp, Inc. Class A	6,176	273
GAMCO Investors, Inc. Class A	7,201	246	ProAssurance Corp.	759	39
Genworth Financial, Inc. Class A(Æ)	108,399	310	PS Business Parks, Inc.(ö)	3,191	354
Glacier Bancorp, Inc.	40,557	1,119	QTS Realty Trust, Inc. Class A(ö)	1,901	109
Global Payments, Inc.	764	57	Radian Group, Inc.	48,956	632
Gramercy Property Trust(ö)	17,478	175	RAIT Financial Trust(ö)	12,737	40
Great Western Bancorp, Inc.	2,746	91	Raymond James Financial, Inc.	4,148	228
Green Dot Corp. Class A(Æ)	27,840	674	Rayonier, Inc.(ö)	14,302	389
Hanover Insurance Group, Inc. (The)	47,336	3,898	RE/MAX Holdings, Inc. Class A	6,188	268
Hartford Financial Services Group, Inc.	4,282	171	Reinsurance Group of America, Inc. Class A	2,529	251
Healthcare Realty Trust, Inc.(ö)	49,784	1,800	RenaissanceRe Holdings, Ltd.	746	88
HFF, Inc. Class A(Æ)	3,658	103	Resource Capital Corp.(ö)	8,327	113
Highwoods Properties, Inc.(ö)	8,664	483	Retail Opportunity Investments Corp.(ö)	9,870	225
Home BancShares, Inc.	30,544	637	Retail Properties of America, Inc. Class A(ö)	145,193	2,560
Houlihan Lokey, Inc. Class A	15,496	355	RLJ Lodging Trust(ö)	8,498	202
Huntington Bancshares, Inc.	23,662	225	RMR Group, Inc. (The) Class A	7,070	241
Iberiabank Corp.	422	26	Ryman Hospitality Properties, Inc.(ö)	4,049	228
Iron Mountain, Inc.(ö)	6,514	268	Selective Insurance Group, Inc.	86,377	3,383
iStar, Inc.(ö)	16,287	169	Seritage Growth Properties(ö)	1,347	67
Jack Henry & Associates, Inc.	502	45	ServisFirst Bancshares, Inc.	382	19
KeyCorp	23,921	280	Signature Bank(Æ)	9,333	1,122
Kilroy Realty Corp.(ö)	3,359	246	SL Green Realty Corp.(ö)	1,767	208
LaSalle Hotel Properties(ö)	6,953	192	SLM Corp.(Æ)	142,479	1,024
Lazard, Ltd. Class A	16,836	602	South State Corp.	17,665	1,288
LendingTree, Inc.(Æ)	1,224	124	Sovran Self Storage, Inc.(ö)	10,545	1,080
Live Oak Bancshares, Inc.(Ñ)	5,038	66	State Bank Financial Corp.	57,147	1,250
Macerich Co. (The)(ö)	2,066	184	Sterling Bancorp	84,983	1,435
Mack-Cali Realty Corp.(ö)	2,673	75	Summit Hotel Properties, Inc.(ö)	10,330	146
Manning & Napier, Inc. Class A	4,681	36	Sun Communities, Inc.(ö)	27,433	2,171
Marcus & Millichap, Inc.(Æ)	10,002	268	SVB Financial Group(Æ)	18,910	1,899
Markel Corp.(Æ)	428	406	Tanger Factory Outlet Centers, Inc.(ö)	9,523	397
MarketAxess Holdings, Inc.	1,168	189	Taubman Centers, Inc.(ö)	5,318	430
MBIA, Inc.(Æ)	43,396	366	TCF Financial Corp.	15,910	216
MGIC Investment Corp.(Æ)	364,429	2,620	Texas Capital Bancshares, Inc.(Æ)	2,073	101
Mid-America Apartment Communities, Inc.			TriState Capital Holdings, Inc.(Æ)	3,143	45
(ö)	14,562	1,544	UMB Financial Corp.	17,602	975

See accompanying notes which are an integral part of this quarterly report.

102 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Union Bankshares Corp.	34,359	922	Premier, Inc. Class A(Æ)	33,387	1,092
United Community Banks, Inc.	9,570	184	Prestige Brands Holdings, Inc.(Æ)	175	9
United Development Funding IV(Ñ)(ö)	34,187	109	PTC Therapeutics, Inc.(Æ)(Ñ)	14,915	89
Universal Insurance Holdings, Inc.(Ñ)	8,695	189	Quality Systems, Inc.(Æ)	2,976	36
Urstadt Biddle Properties, Inc. Class A(ö)	5,742	142	ResMed, Inc.	645	44
Ventas, Inc.(ö)	2,256	172	Retrophin, Inc.(Æ)	11,497	206
Voya Financial, Inc.	11,360	291	Sarepta Therapeutics, Inc.(Æ)(Ñ)	13,002	329
Waddell & Reed Financial, Inc. Class A	6,577	120	Seattle Genetics, Inc.(Æ)(Ñ)	4,553	219
Webster Financial Corp.	33,478	1,204	Spark Therapeutics, Inc.(Æ)(Ñ)	5,664	328
White Mountains Insurance Group, Ltd.	65	53	Teleflex, Inc.	4,569	824
WisdomTree Investments, Inc.(Ñ)	27,172	270	United Therapeutics Corp.(Æ)	3,793	459
World Acceptance Corp.(Æ)	5,306	231	US Physical Therapy, Inc.	26,966	1,608
WR Berkley Corp.	3,831	223	VCA, Inc.(Æ)	70,284	5,014
WSFS Financial Corp.	8,031	283	VWR Corp.(Æ)	33,782	1,058
Zions Bancorporation	8,633	241	WebMD Health Corp. Class A(Æ)	12,527	764
		102,890	WellCare Health Plans, Inc.(Æ)	22,405	2,393
			Zimmer Biomet Holdings, Inc.	2,883	378
Health Care - 11.0%					44,935
Acadia Healthcare Co., Inc.(Æ)	12,649	715
Akorn, Inc.(Æ)	90,233	3,089	Materials and Processing - 8.1%
Albany Molecular Research, Inc.(Æ)(Ñ)	48,591	702	AAON, Inc.	11,226	297
Alere, Inc.(Æ)	5,509	207	Acuity Brands, Inc.	13,016	3,416
Align Technology, Inc.(Æ)	29,954	2,670	Albemarle Corp.	5,575	469
Analogic Corp.	2,936	247	Armstrong Flooring, Inc.(Æ)	23,532	469
BioMarin Pharmaceutical, Inc.(Æ)	2,801	278	Ashland, Inc.	6,611	749
Bio-Rad Laboratories, Inc. Class A(Æ)	137	20	Balchem Corp.	25,631	1,637
Bio-Techne Corp.	21,772	2,448	Ball Corp.(Ñ)	13,125	928
Cantel Medical Corp.	8,728	584	Belden, Inc.	3,675	269
Carbylan Therapeutics, Inc.(Æ)(Ñ)	81,702	44	Bemis Co., Inc.	2,414	123
Celldex Therapeutics, Inc.(Æ)(Ñ)	53,909	249	Carpenter Technology Corp.	21,149	830
Charles River Laboratories International,			Century Aluminum Co.(Æ)	71,706	544
Inc.(Æ)	14,706	1,293	Chemtura Corp.(Æ)	19,686	553
Chemed Corp.	2,336	344	Compass Minerals International, Inc.(Ñ)	11,120	774
Community Health Systems, Inc.(Æ)(Ñ)	56,223	718	Crown Holdings, Inc.(Æ)	5,723	303
CONMED Corp.	20,671	840	Domtar Corp.	1,938	76
Cooper Cos., Inc. (The)	2,058	375	Eagle Materials, Inc.	3,008	252
DexCom, Inc.(Æ)	7,077	653	Eastman Chemical Co.	2,170	142
DYAX Corp.	5,306	6	Ferro Corp.(Æ)	4,771	62
Five Prime Therapeutics, Inc.(Æ)	6,820	346	FMC Corp.	20,877	992
Haemonetics Corp.(Æ)	14,649	444	GCP Applied Technologies, Inc.(Æ)	39,690	1,093
Henry Schein, Inc.(Æ)	1,751	317	Global Brass & Copper Holdings, Inc.	16,735	474
Hologic, Inc.(Æ)	9,896	381	Headwaters, Inc.(Æ)	4,271	85
Icon PLC(Æ)	19,330	1,501	Hexcel Corp.	1,255	54
ICU Medical, Inc.(Æ)	264	31	Innophos Holdings, Inc.	13,657	588
Impax Laboratories, Inc.(Æ)	242	8	Innospec, Inc.	4,161	209
Integer Holdings Corp.(Æ)	13,350	296	ITT, Inc.	38,783	1,230
Integra LifeSciences Holdings Corp.(Æ)	23,556	1,985	LB Foster Co. Class A	29,660	311
Invacare Corp.	99,898	1,151	Lennox International, Inc.	3,222	505
Ionis Pharmaceuticals, Inc.(Æ)(Ñ)	7,245	211	LSB Industries, Inc.(Æ)(Ñ)	28,516	330
Kindred Healthcare, Inc.	117,767	1,444	Martin Marietta Materials, Inc.	6,606	1,339
Lannett Co., Inc.(Æ)	21,296	665	Minerals Technologies, Inc.	21,553	1,407
LifePoint Health, Inc.(Æ)	5,147	305	Mosaic Co. (The)	11,529	311
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	15,029	2,027	NewMarket Corp.	1,978	846
MEDNAX, Inc.(Æ)	14,989	1,033	Owens Corning	3,111	165
MiMedx Group, Inc.(Æ)(Ñ)	89,998	674	Packaging Corp. of America	4,726	353
Neurocrine Biosciences, Inc.(Æ)	4,810	242	PGT, Inc.(Æ)	97,806	1,174
Omnicell, Inc.(Æ)	8,346	323	PolyOne Corp.	6,686	234
Orthofix International NV(Æ)	4,798	227	RBC Bearings, Inc.(Æ)	1,937	147
PDL BioPharma, Inc.(Æ)	68,868	242	RPM International, Inc.	14,379	780
PRA Health Sciences, Inc.(Æ)	16,172	750	Schweitzer-Mauduit International, Inc.	2,050	77

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 103

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Sealed Air Corp.	3,044	144	Franklin Electric Co., Inc.	24,410	945
Sensient Technologies Corp.	14,121	1,043	Frontline, Ltd.	17,604	140
Sonoco Products Co.	3,919	200	FTI Consulting, Inc.(Æ)	23,529	1,008
Steel Dynamics, Inc.	7,194	193	G&K Services, Inc. Class A	5,726	459
Trex Co., Inc.(Æ)	925	45	GATX Corp.(Ñ)	17,179	768
Trinseo SA	12,619	628	Generac Holdings, Inc.(Æ)(Ñ)	18,554	701
Unifi, Inc.(Æ)	42,264	1,142	Genesee & Wyoming, Inc. Class A(Æ)	11,601	751
United States Steel Corp.(Ñ)	4,568	126	Genpact, Ltd.(Æ)	54,152	1,450
Universal Forest Products, Inc.	2,625	284	Graco, Inc.	1,457	108
US Silica Holdings, Inc.(Ñ)	4,390	151	Granite Construction, Inc.	4,810	239
USG Corp.(Æ)	2,345	66	Greenbrier Cos., Inc.(Ñ)	24,147	793
Valspar Corp.	4,411	470	Hawaiian Holdings, Inc.(Æ)	10,269	468
Vulcan Materials Co.	23,828	2,954	Healthcare Services Group, Inc.	75,255	2,921
Watsco, Inc.	7,077	1,019	HEICO Corp.	4,771	332
WR Grace & Co.	2,986	224	Herc Holdings, Inc.(Æ)	148	5
		33,286	Herman Miller, Inc.	35,304	1,157
			Hertz Global Holdings, Inc.(Æ)	444	22
Producer Durables - 15.0%			HNI Corp.	4,654	243
ACCO Brands Corp.(Æ)	42,144	474	Insperity, Inc.	588	46
Actuant Corp. Class A	3,639	86	Jacobs Engineering Group, Inc.(Æ)	4,079	218
Advisory Board Co. (The)(Æ)	17,311	723	Kansas City Southern	1,553	149
AGCO Corp.	664	32	Keysight Technologies, Inc.(Æ)	9,994	292
Air Transport Services Group, Inc.(Æ)	802	12	Kirby Corp.(Æ)	7,097	387
Aircastle, Ltd.	8,190	182	Knight Transportation, Inc.	9,433	281
Alaska Air Group, Inc.	633	43	Knoll, Inc.	59,276	1,497
Allegiant Travel Co. Class A	1,795	233	Lexmark International, Inc. Class A	4,190	154
Allison Transmission Holdings, Inc. Class A	36,880	1,063	Littelfuse, Inc.	2,549	319
Altra Industrial Motion Corp.	31,801	903	Manitowoc Co., Inc. (The)	7,453	41
Ametek, Inc.	2,397	113	Manitowoc Foodservice, Inc.(Æ)	37,581	689
AO Smith Corp.	11,268	1,047	ManpowerGroup, Inc.	3,614	251
Applied Industrial Technologies, Inc.	4,000	188	Matson, Inc.	1,614	60
Atlas Air Worldwide Holdings, Inc.(Æ)	13,925	602	MAXIMUS, Inc.	42,985	2,533
B/E Aerospace, Inc.	22,681	1,085	Mettler-Toledo International, Inc.(Æ)	678	279
Babcock & Wilcox Co. (The)	22,663	834	Middleby Corp.(Æ)	8,110	976
Barnes Group, Inc.	28,739	1,090	Monster Worldwide, Inc.(Æ)	124,377	315
Barrett Business Services, Inc.	919	39	Navigant Consulting, Inc.(Æ)	8,155	161
Booz Allen Hamilton Holding Corp. Class A	9,028	279	Navios Maritime Acquisition Corp.(Ñ)	31,400	48
Brady Corp. Class A	48,416	1,556	Nordson Corp.	2,847	251
Briggs & Stratton Corp.	60,238	1,369	NV5 Global, Inc.(Æ)	7,442	239
Brink's Co. (The)	1,241	41	Orbital ATK, Inc.	4,746	413
Bristow Group, Inc.	8,221	89	OSI Systems, Inc.(Æ)	7,705	458
Carlisle Cos., Inc.	3,258	336	Pentair PLC	2,864	183
CEB, Inc.	2,251	135	Pitney Bowes, Inc.	44,252	854
CIRCOR International, Inc.	19,937	1,135	Proto Labs, Inc.(Æ)	8,132	448
Clarcor, Inc.	15,000	934	Robert Half International, Inc.	4,436	162
Commercial Vehicle Group, Inc.(Æ)	83,993	348	Rollins, Inc.	817	23
Convergys Corp.	879	23	Rush Enterprises, Inc. Class A(Æ)	31,548	725
CoStar Group, Inc.(Æ)	10,684	2,221	Saia, Inc.(Æ)	19,894	575
Crane Co.	8,094	504	SkyWest, Inc.	8,678	250
Deluxe Corp.	3,172	214	Snap-on, Inc.	203	32
DXP Enterprises, Inc.(Æ)(Ñ)	4,804	80	Stericycle, Inc.(Æ)	9,068	819
Echo Global Logistics, Inc.(Æ)	68,211	1,689	Sykes Enterprises, Inc.(Æ)	804	25
Electronics For Imaging, Inc.(Æ)	4,867	216	Terex Corp.	4,352	105
EnPro Industries, Inc.	14,344	656	Tetra Tech, Inc.	4,369	144
ESCO Technologies, Inc.	40,946	1,734	Textron, Inc.	7,997	312
Essendant, Inc.	9,560	192	Thermon Group Holdings, Inc.(Æ)	34,103	688
ExlService Holdings, Inc.(Æ)	4,894	242	Tidewater, Inc.(Æ)(Ñ)	36,034	154
Exponent, Inc.	446	23	Titan Machinery, Inc.(Æ)(Ñ)	12,328	138
Flowserve Corp.	17,531	839	Toro Co. (The)	3,832	352
Forward Air Corp.	3,832	177	TriMas Corp.(Æ)	41,148	735

See accompanying notes which are an integral part of this quarterly report.

104 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Trimble Navigation, Ltd.(Æ)	31,937	844	QLogic Corp.(Æ)	14,466		224
Triumph Group, Inc.	13,823	426	Qorvo, Inc.(Æ)	4,523		286
TrueBlue, Inc.(Æ)	62,613	1,398	Rambus, Inc.(Æ)	18,176		246
UniFirst Corp.	1,948	228	RetailMeNot, Inc.(Æ)	38,633		323
United Rentals, Inc.(Æ)	12,333	983	Rogers Corp.(Æ)	2,134		146
Vectrus, Inc.(Æ)	13,626	424	Sabre Corp.	22,137		645
Virgin America, Inc.(Æ)(Ñ)	5,821	325	Sanmina Corp.(Æ)	3,534		90
Wabtec Corp.	17,434	1,194	Silicon Graphics International Corp.(Æ)	46,832		253
WageWorks, Inc.(Æ)	34,187	2,113	Symantec Corp.	10,084		206
Wesco Aircraft Holdings, Inc.(Æ)	24,091	310	Synaptics, Inc.(Æ)	8,661		450
Zebra Technologies Corp. Class A(Æ)	1,561	83	Syntel, Inc.(Æ)	18,509		839
		61,400	Take-Two Interactive Software, Inc.(Æ)	28,421		1,142
			TrueCar, Inc.(Æ)	32,330		303
Technology - 11.6%			Tyler Technologies, Inc.(Æ)	7,708		1,257
Acacia Research Corp.(Æ)	62,849	340	Ultimate Software Group, Inc.(Æ)	5,671		1,186
ACI Worldwide, Inc.(Æ)	11,891	236	VeriFone Systems, Inc.(Æ)	66,576		1,276
Advanced Micro Devices, Inc.(Æ)	8,044	55	Virtusa Corp.(Æ)	32,352		880
Akamai Technologies, Inc.(Æ)	14,355	725				47,653
Ambarella, Inc.(Æ)(Ñ)	4,361	253
Anixter International, Inc.(Æ)	5,435	333	Utilities - 3.4%
ARC Document Solutions, Inc.(Æ)	9,434	37	8x8, Inc.(Æ)	79,177		1,089
Autobytel, Inc.(Æ)	21,998	327	ALLETE, Inc.	3,252		208
Avnet, Inc.	5,180	213	CMS Energy Corp.	63,410		2,865
Black Box Corp.	18,906	258	Connecticut Water Service, Inc.	4,800		245
Bottomline Technologies de, Inc.(Æ)	54,454	1,149	El Paso Electric Co.	25,056		1,195
CA, Inc.	70,112	2,429	Fairmount Santrol Holdings, Inc.(Æ)(Ñ)	42,623		292
CACI International, Inc. Class A(Æ)	14,676	1,399	FairPoint Communications, Inc.(Æ)	10,893		176
Callidus Software, Inc.(Æ)	47,977	985	Idacorp, Inc.	3,075		249
Cardtronics PLC Class A(Æ)	38,257	1,683	Level 3 Communications, Inc.(Æ)	5,357		271
Cavium, Inc.(Æ)	7,918	369	National Fuel Gas Co.	20,955		1,184
comScore, Inc.(Æ)	32,130	834	New Jersey Resources Corp.	6,600		246
Criteo SA - ADR(Æ)	17,912	791	Northwest Natural Gas Co.	2,731		177
Cypress Semiconductor Corp.(Ñ)	21,153	246	NorthWestern Corp.	25,538		1,551
Diodes, Inc.(Æ)	16,711	309	ONE Gas, Inc.	7,521		489
DST Systems, Inc.	1,227	151	Piedmont Natural Gas Co., Inc.	1,392		83
Ellie Mae, Inc.(Æ)	16,378	1,509	Pinnacle West Capital Corp.	1,957		154
Entegris, Inc.(Æ)	73,831	1,262	PNM Resources, Inc.	5,304		182
Envestnet, Inc.(Æ)	39,949	1,525	Southwest Gas Corp.	4,108		318
EPAM Systems, Inc.(Æ)	23,030	1,618	Spark Energy, Inc. Class A(Ñ)	14,344		356
FormFactor, Inc.(Æ)	114,373	1,069	Telephone & Data Systems, Inc.	21,663		682
Fortinet, Inc.(Æ)	31,599	1,096	US Cellular Corp.(Æ)	3,488		141
GigPeak, Inc.(Æ)	34,814	66	Vectren Corp.	29,091		1,505
Guidewire Software, Inc.(Æ)	11,466	705	Westar Energy, Inc. Class A	2,336		130
IPG Photonics Corp.(Æ)	1,991	168				13,788
Ixia(Æ)	4,079	47
Jabil Circuit, Inc.	6,244	127	Total Common Stocks
MACOM Technology Solutions Holdings,			(cost $284,054)			390,853
Inc.(Æ)	43,471	1,717
Manhattan Associates, Inc.(Æ)	12,589	731	Short-Term Investments - 4.2%
ManTech International Corp. Class A	90,712	3,584	Russell U.S. Cash Management Fund	17,237,904	(8)	17,238
Match Group, Inc.(Æ)(Ñ)	24,145	380	Total Short-Term Investments
MeetMe, Inc.(Æ)	60,159	387	(cost $17,238)			17,238
Monolithic Power Systems, Inc.	6,476	471
Oclaro, Inc.(Æ)(Ñ)	7,551	43	Other Securities - 6.1%
ON Semiconductor Corp.(Æ)	9,500	95	Russell U.S. Cash Collateral Fund(×)	24,991,456	(8)	24,991
Open Text Corp.	8,490	517	Total Other Securities
Orbotech, Ltd.(Æ)	6,913	197	(cost $24,991)			24,991
Plexus Corp.(Æ)	57,466	2,640
Progress Software Corp.(Æ)	76,243	2,216	Total Investments 105.7%
PTC, Inc.(Æ)	65,657	2,609	(identified cost $326,283)			433,082

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 105

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$

Other Assets and Liabilities, Net
- (5.7%)	(23,366)
Net Assets - 100.0%	409,716

See accompanying notes which are an integral part of this quarterly report.

106 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures			114	USD	17,749	09/16	539
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							539

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
					Practical
Portfolio Summary	Level 1	Level 2	Level 3		Expedient (a)		Total
Common Stocks
Consumer Discretionary	$56,698	$—		$—		$—	$56,698
Consumer Staples	13,918	—		5		—	13,923
Energy	16,280	—		—		—	16,280
Financial Services	102,781	—		109		—	102,890
Health Care	44,929	—		6		—	44,935
Materials and Processing	33,286	—		—		—	33,286
Producer Durables	61,400	—		—		—	61,400
Technology	47,653	—		—		—	47,653
Utilities	13,788	—		—		—	13,788
Short-Term Investments	—	—		—		17,238	17,238
Other Securities	—	—		—		24,991	24,991
Total Investments	390,733	—		120		42,229	433,082

Other Financial Instruments
Assets
Futures Contracts	539	—		—		—	539
Total Other Financial Instruments*	$539	$—		$—		$—	$539

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 107

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.3%			BRF SA - ADR	24,831	414
Argentina - 0.6%			CCR SA	166,353	961
Arcos Dorados Holdings, Inc. Class			Cia Brasileira de Distribuicao - ADR	23,638	356
A(Æ)	32,524	178	Cia de Saneamento Basico do Estado de
Banco Macro SA - ADR	4,521	340	Sao Paulo - ADR(Æ)	234,530	2,215
Grupo Financiero Galicia SA - ADR	12,625	375	Cia de Saneamento de Minas
IRSA Inversiones y Representaciones			Gerais-COPASA(Æ)	19,464	198
SA - ADR(Æ)	6,750	125	Cosan SA Industria e Comercio	88,699	931
MercadoLibre, Inc.	7,831	1,198	Even Construtora e Incorporadora SA	86,972	124
YPF SA - ADR	61,660	1,139	Hypermarcas SA	58,722	497
		3,355	Itau Unibanco Holding SA - ADR	93,695	979
			JBS SA	157,780	530
Australia - 1.7%			Petroleo Brasileiro SA - ADR(Æ)	312,776	2,716
AGL Energy, Ltd.	14,311	223	Rumo Logistica Operadora Multimodal
ASX, Ltd. - ADR	4,813	181	SA(Æ)	458,657	866
Australia & New Zealand Banking			Telefonica Brasil SA - ADR	101,445	1,537
Group, Ltd. - ADR	84,013	1,644	TIM Participacoes SA - ADR	56,558	729
Bendigo & Adelaide Bank, Ltd.	30,927	239			16,927
BHP Billiton PLC	51,874	658
BHP Billiton, Ltd. - ADR	12,620	188	Canada - 3.7%
Commonwealth Bank of Australia - ADR	34,213	2,006	Alimentation Couche-Tard, Inc. Class B	5,061	229
CSL, Ltd.	805	72	Bank of Montreal	1,856	119
Fortescue Metals Group, Ltd.	42,690	144	Bank of Nova Scotia (The)	9,714	493
Goodman Group(ö)	71,710	411	Barrick Gold Corp.	16,388	358
GPT Group (The)(ö)	138,365	591	BCE, Inc.	6,228	298
Medibank Pvt, Ltd.	188,483	439	Brookfield Asset Management, Inc.
Mirvac Group(ö)	103,514	173	Class A	12,316	425
National Australia Bank, Ltd. - ADR	9,123	185	Brookfield Real Estate Services, Inc.	32,533	379
QBE Insurance Group, Ltd.	21,631	181	Canadian Imperial Bank of Commerce	4,397	334
Rio Tinto, Ltd. - ADR	20,684	792	Canadian National Railway Co.	29,375	1,858
Scentre Group(ö)	225,998	911	Canadian Natural Resources, Ltd.	35,419	1,073
Stockland(ö)	29,894	115	Canadian Pacific Railway, Ltd.	8,545	1,280
Wesfarmers, Ltd.	12,552	410	CCL Industries, Inc. Class B	234	42
Westfield Corp.(ö)	28,689	233	Cenovus Energy, Inc.	40,360	578
Westpac Banking Corp.	19,284	457	CGI Group, Inc. Class A(Æ)	3,049	148
		10,253	Dollarama, Inc.	2,149	159
			Enbridge, Inc.	19,295	794
Austria - 0.1%			Fairfax Financial Holdings, Ltd.	416	223
Strabag SE	9,232	289	First Quantum Minerals, Ltd.	160,324	1,386
UNIQA Insurance Group AG	49,228	305	Goldcorp, Inc.	29,612	529
		594	Gran Tierra Energy, Inc.(Æ)	100,214	278

Belgium - 0.6%			Great-West Lifeco, Inc.	9,476	246
Anheuser-Busch InBev SA	14,987	1,931	Husky Energy, Inc.(Æ)	63,677	749
Colruyt SA	511	28	Industrial Alliance Insurance &
Elia System Operator SA	5,531	295	Financial Services, Inc.	8,194	267
KBC Group NV	22,535	1,171	Intact Financial Corp.	1,675	120
Proximus	105	3	Loblaw Cos., Ltd.	2,231	124
		3,428	Magna International, Inc. Class A	35,732	1,377
			Metro, Inc. Class A	4,660	169
Bermuda - 0.1%			National Bank of Canada	10,700	366
Hiscox, Ltd.	24,694	346	Open Text Corp.	5,805	354
			Potash Corp. of Saskatchewan, Inc.	69,121	1,077
Brazil - 2.9%			Restaurant Brands International, Inc.	10,135	453
B2W Cia Digital(Æ)	178,690	716	Rogers Communications, Inc. Class B	56,879	2,513
Banco Bradesco SA - ADR(Æ)	66,258	576	Royal Bank of Canada - GDR	16,817	1,025
Banco Santander Brasil SA - ADR	30,194	189	SNC-Lavalin Group, Inc.	7,651	330
BB Seguridade Participacoes SA	119,131	1,107	Toronto Dominion Bank	14,319	624
BM&FBovespa SA - Bolsa de Valores			TransCanada Corp.	18,850	874
Mercadorias e Futuros(Æ)	183,322	1,079			21,651
Braskem SA - ADR	18,027	207

See accompanying notes which are an integral part of this quarterly report.

108 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Chile - 0.5%			Sunac China Holdings, Ltd.	122,866	77
Antofagasta PLC	337,931	2,254	Tencent Holdings, Ltd.	135,965	3,268
Banco de Credito e Inversiones	1	—	Tingyi Cayman Islands Holding Corp.	298,000	259
Cia Cervecerias Unidas SA - ADR	12,947	296	Tsingtao Brewery Co., Ltd. Class H	30,000	106
Sociedad Quimica y Minera de Chile			Uni-President China Holdings, Ltd.	447,715	344
SA - ADR	7,333	182	Vipshop Holdings, Ltd. - ADR(Æ)	6,559	93
		2,732	Weibo Corp. - ADR(Æ)	56,490	1,838
			Zhejiang Expressway Co., Ltd. Class H	781	1
China - 6.1%					35,914
Alibaba Group Holding, Ltd. - ADR(Æ)	36,245	2,990
Angang Steel Co., Ltd. Class H(Æ)	1,990,000	975	Curacao - 0.0%
Baidu, Inc. - ADR(Æ)	8,579	1,369	HAL Trust	320	64
Bank of China, Ltd. Class H	1,086,437	448
BYD Electronic International Co., Ltd.			Denmark - 1.2%
(Æ)	830,500	633	Carlsberg A/S Class B	10,795	1,072
China CITIC Bank Corp., Ltd. Class H	1,157,000	733	Chr Hansen Holding A/S	1,138	72
China Communications Services Corp.,			Danske Bank A/S	57,362	1,556
Ltd. Class H	784,000	425	DSV A/S	5,558	247
China Construction Bank Corp. Class H	1,072,000	719	GN Store Nord A/S	6,464	122
China Mengniu Dairy Co., Ltd.	401,000	672	Jyske Bank A/S	8,525	354
China Minsheng Banking Corp., Ltd.			Matas A/S	30,494	538
Class H	345,500	361	Novo Nordisk A/S Class B	37,757	2,153
China Petroleum & Chemical Corp.			Scandinavian Tobacco Group A/S(Þ)	37,388	661
Class H	1,266,000	907	William Demant Holding A/S(Æ)	25,395	518
China Railway Group, Ltd. Class H	1,194,193	902			7,293
China Resources Land, Ltd.	208,968	521
China Shenhua Energy Co., Ltd. Class H	414,000	795	Egypt - 0.0%
China Telecom Corp., Ltd. Class H	311,654	154	Commercial International Bank Egypt
Chongqing Changan Automobile Co.,			SAE - GDR	1	—
Ltd. Class B	300,629	498
Chongqing Rural Commercial Bank Co.,			Finland - 0.3%
Ltd. Class H	755,059	397	Cargotec OYJ Class B	5,952	267
CIFI Holdings Group Co., Ltd.	2,374,000	616	Elisa OYJ Class A	5,966	216
CITIC Securities Co., Ltd. Class H	577,000	1,228	Fortum OYJ	83	1
CNOOC, Ltd.	422,000	507	Kone OYJ Class B	2,181	110
Ctrip.com International, Ltd. - ADR(Æ)	27,324	1,193	Neste Oyj	1,217	46
Dongfeng Motor Group Co., Ltd. Class H	804,804	996	Orion Oyj Class B	786	32
Geely Automobile Holdings, Ltd.	2,440,000	1,609	Tikkurila OYJ	27,069	522
Hengan International Group Co., Ltd.	115,092	970	UPM-Kymmene OYJ	22,207	457
Hua Hong Semiconductor, Ltd.(Þ)	254,000	239			1,651
Huadian Power International Corp., Ltd.			France - 6.4%
Class H	664,251	315	Air Liquide SA Class A	11,063	1,180
Industrial & Commercial Bank of China,			AXA SA	5,423	110
Ltd. Class H	368,000	208	BioMerieux	2,113	292
Inner Mongolia Yili Industrial Group			Bollore SA	104,351	377
Co., Ltd. Class A	249,564	696	Bouygues SA - ADR	46,477	1,373
Lenovo Group, Ltd.	838,000	539	Carrefour SA	17,753	444
New Oriental Education & Technology			Christian Dior SE	2,234	404
Group - ADR(Æ)	29,983	1,321	Credit Agricole SA	113,258	1,003
PetroChina Co., Ltd. - ADR	2,063	141	Danone SA	43,521	3,348
PICC Property & Casualty Co., Ltd.			Dassault Systemes SA	348	29
Class H	516,000	802	Engie SA	128,915	2,119
Poly Real Estate Group Co., Ltd. Class A	611,669	827	Essilor International SA	15,501	1,983
Qinqin Foodstuffs Group Cayman Co.,
Ltd.(Æ)	25,318	9	Euler Hermes Group	3,989	330
Shanghai Pharmaceuticals Holding Co.,			Faurecia	47,489	1,870
Ltd. Class H	322,400	767	Lectra	50,301	833
SINA Corp.(Æ)	21,907	1,180	L'Oreal SA	13,945	2,652
Sinopec Shanghai Petrochemical Co.,			Mercialys SA(ö)	7,185	168
Ltd. Class H	2,761,136	1,340	Natixis SA	64,931	267
Sohu.com, Inc.(Æ)	23,928	926	Orange SA - ADR	12,888	198

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 109

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Pernod Ricard SA	3,723	425	Hong Kong - 3.0%
Publicis Groupe SA - ADR	23,347	1,737	AIA Group, Ltd.	26,200	163
Renault SA	7,382	644	Brilliance China Automotive Holdings,
Safran SA	15,822	1,074	Ltd.	960,000	1,068
Sanofi - ADR	58,509	4,974	Champion REIT(ö)	194,000	112
Schneider Electric SE	48,607	3,175	Cheung Kong Infrastructure Holdings,
Societe Generale SA	3,244	111	Ltd.	41,000	363
Technip SA	5,102	284	Cheung Kong Property Holdings, Ltd.	167,323	1,200
Teleperformance - GDR	2,067	192	China Mobile, Ltd. - ADR	60,664	3,766
Total SA	58,591	2,816	China Overseas Land & Investment, Ltd.	474,000	1,563
Unibail-Rodamco SE(Æ)(ö)	729	201	China Unicom Hong Kong, Ltd. - ADR	55,467	586
Vallourec SA(Æ)	227,413	826	CK Hutchison Holdings, Ltd.	111,529	1,305
Vicat SA	17,853	1,066	CLP Holdings, Ltd.	35,000	365
Vinci SA	8,654	656	Goldin Financial Holdings, Ltd.(Æ)	453	—
Worldline SA(Æ)(Þ)	17,726	530	Hang Lung Properties, Ltd. - ADR	229,000	496
		37,691	Hong Kong Exchanges and Clearing,
			Ltd.	12,300	304
Germany - 3.9%			Jardine Matheson Holdings, Ltd.	4,000	237
adidas AG	2,086	342	Jardine Strategic Holdings, Ltd.	17,700	542
Allianz SE	6,673	956	Link REIT(ö)	68,000	508
BASF SE	10,520	826	Luk Fook Holdings International, Ltd.	226	1
Bayer AG	5,182	558	MTR Corp., Ltd.	24,500	139
Beiersdorf AG	1,001	94	Nine Dragons Paper Holdings, Ltd.	1,507,000	1,198
Continental AG	3,994	837	Power Assets Holdings, Ltd.	53,500	525
Daimler AG	5,589	380	Shenzhen International Holdings, Ltd.	57,518	84
Deutsche Bank AG(Æ)	32,233	432	Skyworth Digital Holdings, Ltd.	1,184,000	887
Deutsche Boerse AG	29,173	2,447	Swire Pacific, Ltd. Class A	16,000	192
Deutsche Post AG	17,994	537	Swire Properties, Ltd.	146,800	409
Deutsche Telekom AG	14,611	248	WH Group, Ltd.(Þ)	1,648,782	1,302
Deutsche Wohnen AG	4,110	154	Yue Yuen Industrial Holdings, Ltd.	113,395	460
E.ON SE	13,613	146			17,775
Fresenius Medical Care AG & Co.	3,064	280
Fresenius SE & Co. KGaA	12,064	901	Hungary - 0.3%
GEA Group AG	5,267	281	OTP Bank PLC	77,163	1,878
Hamburger Hafen und Logistik AG	40,407	646
Hannover Rueck SE	1,235	126	India - 2.8%
HeidelbergCement AG	12,972	1,099	Axis Bank, Ltd. - GDR	37,276	1,521
Henkel AG & Co. KGaA	560	61	Britannia Industries, Ltd.	24,768	1,086
Infineon Technologies AG - ADR	2,021	33	Dr Reddy's Laboratories, Ltd. - ADR	9,942	434
K&S AG	8,837	184	GAIL India, Ltd. - GDR	7,528	257
LEG Immobilien AG	389	39	HDFC Bank, Ltd. - ADR	34,599	2,397
Linde AG	2,213	318	ICICI Bank, Ltd. - ADR	156,596	1,187
Merck KGaA	10,806	1,192	Infosys, Ltd. - ADR	15,790	259
OSRAM Licht AG	3,175	165	IRB Infrastructure Developers, Ltd.	267,043	863
Rational AG	2,233	1,080	Mahindra & Mahindra, Ltd. - GDR	10,041	222
SAP SE - ADR	33,520	2,935	Power Finance Corp., Ltd.	97,012	316
Siemens AG	29,850	3,242	Punjab National Bank(Æ)	248,396	458
Software AG	9,114	367	Reliance Capital, Ltd.	28,359	190
Talanx AG	9,909	298	Reliance Industries, Ltd. - GDR(Æ)(Þ)	70,642	2,130
ThyssenKrupp AG - ADR	31,840	730	Tata Chemicals, Ltd.	42,685	303
Volkswagen AG	3,624	537	Tata Motors, Ltd. Class A	100,256	484
Vonovia SE	5,828	231	Tata Motors, Ltd. - ADR	88,203	3,337
		22,702	Zee Entertainment Enterprises, Ltd.	137,835	1,022
					16,466
Greece - 0.1%
Alpha Bank AE(Æ)	87,708	173	Indonesia - 0.4%
Eurobank Ergasias SA(Æ)	544,607	310	Astra International Tbk PT	498,100	294
National Bank of Greece SA(Æ)	1,559,354	351	Bank Central Asia Tbk PT	574,000	634
		834	Gudang Garam Tbk PT	146,800	758
			Media Nusantara Citra Tbk PT	1,556,300	256
			Pakuwon Jati Tbk PT	5,762,100	287

See accompanying notes which are an integral part of this quarterly report.

110 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tambang Batubara Bukit Asam Persero			FamilyMart Co., Ltd.	800	47
Tbk PT	128,100	97	FANUC Corp.(Æ)	8,323	1,391
United Tractors Tbk PT	232,000	279	FUJIFILM Holdings Corp.	8,521	306
		2,605	Fujitsu, Ltd.	735,146	3,049
			Honda Motor Co., Ltd.	179,365	4,898
Ireland - 0.7%			Hoshizaki Corp.	1,400	127
AerCap Holdings NV(Æ)	10,756	393	Icom, Inc.	10,400	215
CRH PLC	2,539	78	Iida Group Holdings Co., Ltd.	67,300	1,337
Icon PLC(Æ)	3,032	235	Isuzu Motors, Ltd.	193,800	2,518
Willis Towers Watson PLC	18,246	2,256	ITOCHU Corp.	128,018	1,448
XL Group, Ltd.	32,288	1,117	Iyo Bank, Ltd. (The)	46,700	301
		4,079	Japan Post Bank Co., Ltd.	68,488	836
			Japan Tobacco, Inc.	6,000	234
Israel - 0.2%			Kajima Corp.	25,000	185
Bank Hapoalim BM	47,764	244	Kamigumi Co., Ltd.	32,000	288
Bank Leumi Le-Israel BM(Æ)	66,942	241	Kao Corp.	3,700	199
Check Point Software Technologies, Ltd.			KDDI Corp.	30,700	935
(Æ)	1,942	149	Keyence Corp.	7,022	4,954
Nice, Ltd.	600	41	Kikkoman Corp.	2,000	72
Taro Pharmaceutical Industries, Ltd.(Æ)	738	103	Kitagawa Industries Co., Ltd.(Æ)	14,200	163
Teva Pharmaceutical Industries, Ltd.	1,967	106	Komatsu, Ltd.	17,300	336
		884	Kubota Corp.	14,600	213

Italy - 1.4%			Kuroda Electric Co., Ltd.	18,051	331
Atlantia SpA	4,807	120	Kyushu Electric Power Co., Inc.(Æ)	37,000	351
Banca Monte dei Paschi di Siena			M3, Inc.(Æ)	1,100	35
SpA(Æ)	597,214	206	Marubeni Corp.	66,000	307
Banca Popolare dell'Emilia Romagna SC	65,226	267	Medipal Holdings Corp.	2,600	43
Banca Popolare di Milano Scarl	499,836	242	MEIJI Holdings Co., Ltd.	400	42
Davide Campari-Milano SpA	11,235	116	Mitsubishi Chemical Holdings Corp.	43,600	236
Enel SpA	493,521	2,271	Mitsubishi Corp.	18,400	315
ENI SpA - ADR	124,471	1,901	Mitsubishi Electric Corp.(Æ)	13,000	152
Intesa Sanpaolo SpA	173,827	383	Mitsubishi UFJ Financial Group, Inc.	300,116	1,527
Poste Italiane SpA(Þ)	52,075	362	Mitsui & Co., Ltd.	9,100	106
Rizzoli Corriere Della Sera Mediagroup			Mizuho Financial Group, Inc.	173,500	279
SpA(Æ)	6,627	6	MS&AD Insurance Group Holdings, Inc.	16,000	461
Snam Rete Gas SpA	61,480	356	Murata Manufacturing Co., Ltd.	5	1
Telecom Italia SpA(Æ)	1,088,532	927	Nakanishi, Inc.	7,859	271
UniCredit SpA	169,508	415	NH Foods, Ltd.	2,000	49
Unione di Banche Italiane SpA	95,869	294	NHK Spring Co., Ltd.	38,600	338
Unipol Gruppo Finanziario SpA	111,971	310	Nidec Corp.	2,800	254
		8,176	Nikon Corp.	8,800	125
			Nintendo Co., Ltd.(Æ)	10,775	2,225
Japan - 10.6%			Nippon Fine Chemical Co., Ltd.	45,900	350
Aisin Seiki Co., Ltd.	4,100	187	Nippon Telegraph & Telephone Corp.	15,400	737
Ajinomoto Co., Inc.	3,000	77	Nissan Motor Co., Ltd.(Æ)	34,300	334
Alfresa Holdings Corp.	2,400	53	Nitori Holdings Co., Ltd.	11,900	1,489
Aozora Bank, Ltd.	33,000	121	Nitto FC Co., Ltd.	33,852	274
As One Corp.	21,074	868	NTT DOCOMO, Inc.	47,399	1,286
Asahi Group Holdings, Ltd.	700	24	Obayashi Corp.	14,000	153
Asics Corp.	17	—	Obic Co., Ltd.	300	18
Canon, Inc.	20,806	590	Ono Pharmaceutical Co., Ltd.	7,000	251
Central Japan Railway Co.	500	93	Oriental Land Co., Ltd.	3,178	201
Chubu Electric Power Co., Inc.	27,200	397	ORIX Corp.	6,735	94
Cosel Co., Ltd.	48,777	549	Osaka Gas Co., Ltd.	37,000	149
Daihatsu Motor Co., Ltd.(Æ)	25,335	381	Otsuka Holdings Co., Ltd.	7,400	351
Dai-ichi Life Insurance Co., Ltd. (The)	124,785	1,620	Pola Orbis Holdings, Inc.	9,570	942
Daiichi Sankyo Co., Ltd.	7,300	174	Resona Holdings, Inc.	98,500	394
Daikin Industries, Ltd.	200	17	Ricoh Co., Ltd.	31,700	279
Daiwa House Industry Co., Ltd.	7,900	222	Ryohin Keikaku Co., Ltd.	500	111
Denso Corp.	42	2	Secom Co., Ltd.	17,563	1,319

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 111

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Secom Joshinetsu Co., Ltd.	8,700	291	Wal-Mart de Mexico SAB de CV	45,596	104
Sekisui Chemical Co., Ltd.	28,000	409			9,776
Sekisui House, Ltd.	19,500	326
Seven & i Holdings Co., Ltd.	35	1	Netherlands - 2.1%
Shimadzu Corp.	3,000	44	Aalberts Industries NV	2,677	89
Shimano, Inc.	10,487	1,644	ABN AMRO Group NV(Þ)	20,333	377
Shinsei Bank, Ltd.	220,000	332	Aegon NV	107,447	437
Shionogi & Co., Ltd.	4,500	233	ASM International NV	5,539	216
SoftBank Group Corp.	28,492	1,573	Delta Lloyd NV	81,643	291
Sojitz Corp.	110,200	265	GrandVision NV(Þ)	16,079	438
Sompo Japan Nipponkoa Holdings, Inc.	68,301	2,206	Heineken Holding NV	264	22
Sony Corp.	62,800	2,082	Heineken NV	5,745	542
Sumitomo Corp.	17,400	182	ING Groep NV	188,537	2,103
Sumitomo Electric Industries, Ltd.	31,000	427	Koninklijke Ahold Delhaize NV	7,277	174
Sumitomo Mitsui Financial Group, Inc.	48,002	1,531	Koninklijke KPN NV	453,013	1,489
Sumitomo Mitsui Trust Holdings, Inc.	123,000	410	Koninklijke Philips NV	5,156	137
Sumitomo Realty & Development Co.,			Royal Dutch Shell PLC Class A	152,292	3,962
Ltd.	14,000	362	Royal Dutch Shell PLC Class B	13,745	366
Terumo Corp.	1,300	56	X5 Retail Group NV - GDR(Æ)	70,733	1,542
Tokyo Electric Power Co. Holdings, Inc.					12,185
(Æ)	88,900	348
Toshiba Corp.(Æ)	220,000	571	New Zealand - 0.0%
Toyota Motor Corp.(Æ)	36,100	2,009	Fonterra Co.-operative Group, Ltd.	35,614	146

Toyota Tsusho Corp.	5,300	117	Norway - 0.4%
Unicharm Corp.	43,688	898	Orkla ASA	126,628	1,178
West Japan Railway Co.	1,400	87	Telenor ASA	42,188	704
Yamada Denki Co., Ltd.	25,400	134	Yara International ASA	12,028	392
		62,145			2,274

Kazakhstan - 0.0%			Peru - 0.2%
KazMunaiGas Exploration Production			Cia de Minas Buenaventura SAA
JSC - GDR(Æ)	24,480	189	- ADR(Æ)	51,029	747
Luxembourg - 0.4%			Credicorp, Ltd.	1,864	299
ArcelorMittal(Æ)	262,921	1,690			1,046

Tenaris SA	45,498	609	Philippines - 0.4%
Ternium SA - ADR	9,542	207	BDO Unibank, Inc.	391,390	941
		2,506	Jollibee Foods Corp.	47,090	255
Malaysia - 0.0%			Puregold Price Club, Inc.	282,300	288
SapuraKencana Petroleum BHD(Æ)	828,200	290	Universal Robina Corp.	190,090	807
					2,291
Mexico - 1.7%
America Movil SAB de CV	3,063,358	1,761	Portugal - 0.1%
America Movil SAB de CV Class L			Banco Comercial Portugues SA Class
- ADR	29,239	337	R(Æ)	9,957,211	225
Cemex SAB de CV - ADR(Æ)	184,048	1,408	Energias de Portugal SA	55,699	191
Coca-Cola Femsa SAB de CV	42,352	333	Sonae SGPS SA	419,494	325
Fomento Economico Mexicano SAB de					741

CV - ADR	5,786	518	Russia - 1.8%
Gentera SAB de CV	84,244	157	Gazprom PJSC - ADR	450,508	1,852
Gruma SAB de CV Class B	42,706	614	Lukoil PJSC - ADR	41,126	1,787
Grupo Bimbo SAB de CV	126,173	376	Mobile TeleSystems PJSC - ADR	12,327	110
Grupo Fin Santander ADR B - ADR	44,714	408	Novolipetsk Steel OJSC - GDR	104,672	1,513
Grupo Financiero Banorte SAB de CV			Rosneft PJSC - GDR(Æ)	74,152	358
Class O	206,950	1,133	Sberbank of Russia PJSC - ADR	224,631	1,988
Grupo Lala SAB de CV Class B	240,550	523	Severstal PJSC - GDR	23,766	281
Grupo Televisa SAB - ADR	76,643	2,037	Tatneft PJSC - ADR	19,614	554
Promotora y Operadora de			Yandex NV Class A(Æ)	86,701	1,877
Infraestructura SAB de CV	5,741	67			10,320

See accompanying notes which are an integral part of this quarterly report.

112 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Singapore - 0.9%			Samsung Life Insurance Co., Ltd.	8,594	747
CapitaLand Commercial Trust, Ltd.(ö)	351,300	395	Shinhan Financial Group Co., Ltd.	36,649	1,313
CapitaLand, Ltd.	68,100	162	Shinsegae Co., Ltd.	1,157	188
DBS Group Holdings, Ltd.	9,000	104	SK Telecom Co., Ltd. - ADR	52,360	1,200
Oversea-Chinese Banking Corp., Ltd.	201,500	1,301	Woori Bank(Æ)	23,620	213
Singapore Telecommunications, Ltd.	578,678	1,795			37,970
United Overseas Bank, Ltd.	15,200	208
Wilmar International, Ltd.	578,700	1,339	Spain - 0.6%
		5,304	Amadeus IT Holding SA Class A	26,235	1,230
			Banco Bilbao Vizcaya Argentaria SA
South Africa - 0.7%			- ADR	72,351	422
AngloGold Ashanti, Ltd. - ADR(Æ)	5,560	122	Banco de Sabadell SA - ADR	296,776	405
Aspen Pharmacare Holdings, Ltd.	37,522	1,013	Banco Santander SA - ADR	98,750	417
Bid Corp., Ltd.	15,518	290	Ebro Foods SA	1,531	35
Bidvest Group, Ltd. (The)	54,688	629	Endesa SA - ADR	8,418	177
Investec PLC	60,762	361	Iberdrola SA	20,635	141
Naspers, Ltd. Class N	4,347	683	Industria de Diseno Textil SA	2,080	72
Resilient Property Income	37,971	369	Obrascon Huarte Lain SA	81,952	305
Vodacom Group, Ltd. - ADR	27,565	321	Red Electrica Corp. SA	11,240	257
Woolworths Holdings, Ltd.	87,888	567	Repsol SA - ADR	26,485	336
		4,355			3,797

South Korea - 6.5%			Sweden - 1.4%
BGF retail Co., Ltd.	6,159	1,098	Assa Abloy AB Class B	4,860	107
Daelim Industrial Co., Ltd.	10,146	759	Autoliv, Inc.	1,882	199
Dongbu Insurance Co., Ltd.	19,635	1,114	Fastighets AB Balder Class B(Æ)	23,179	633
GS Engineering & Construction Corp.			Hufvudstaden AB Class A	3,405	57
(Æ)	4,662	120	L E Lundbergforetagen AB Class B	8,737	526
Hana Financial Group, Inc.	40,746	995	Svenska Cellulosa AB SCA Class B	5,320	158
Hankook Tire Co., Ltd.	34,266	1,660	Svenska Handelsbanken AB Class A	152,741	1,837
Hanssem Co., Ltd.	1,866	287	Svenska Handelsbanken AB Class B	7,972	99
Hyosung Corp.	144	18	Swedbank AB Class A	11,613	244
Hyundai Development Co.-Engineering			Swedish Match AB	82,845	3,021
& Construction	32,738	1,296	Telefonaktiebolaget LM Ericsson Class B	56,512	421
Hyundai Engineering & Construction			Trelleborg AB Class B	17,236	314
Co., Ltd.	23,725	777	Volvo AB Class A - GDR	41,249	438
Hyundai Marine & Fire Insurance Co.,					8,054
Ltd.	9,766	264
Hyundai Mobis Co., Ltd.	1,302	297	Switzerland - 8.6%
Hyundai Motor Co.	13,314	1,563	ABB, Ltd.	129,773	2,757
Hyundai Wia Corp.	32	2	Actelion, Ltd.	1,338	237
KB Financial Group, Inc.	70,608	2,237	Allreal Holding AG	1,934	286
KB Financial Group, Inc. - ADR	5,535	176	Basellandschaftliche Kantonalbank	221	209
KCC Corp.	1,040	367	Chocoladefabriken Lindt & Spruengli
Kia Motors Corp.	6,641	250	AG	15	88
Korea Electric Power Corp.	32,939	1,800	Chubb, Ltd.	9,044	1,133
KT Corp. - ADR	22,709	347	Cie Financiere Richemont SA	50,117	3,045
KT&G Corp.	12,745	1,377	Credit Suisse Group AG	109,227	1,259
LG Chem, Ltd.	5,065	1,099	Flughafen Zuerich AG	5,585	1,047
LG Display Co., Ltd.	5,979	166	GAM Holding AG	15,611	171
LG Uplus Corp.	31,373	307	Geberit AG	4,864	1,876
Lotte Chemical Corp.	2,600	706	Georg Fischer AG	393	320
Lotte Chilsung Beverage Co., Ltd.	187	276	Givaudan SA	184	378
Lotte Confectionery Co., Ltd.	1,660	281	Glencore PLC(Æ)	336,163	839
Lotte Shopping Co., Ltd.	4,483	773	Kuehne & Nagel International AG	897	126
NAVER Corp.	2,131	1,351	LafargeHolcim, Ltd.	32,281	1,536
POSCO	12,200	2,473	Lonza Group AG	163	31
Samsung Card Co., Ltd.	10,899	420	Nestle SA	114,737	9,198
Samsung Electronics Co., Ltd.	6,886	9,468	Novartis AG	95,546	7,909
Samsung Fire & Marine Insurance Co.,			Panalpina Welttransport Holding AG	6,282	850
Ltd.	776	185	Partners Group Holding AG	81	37

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 113

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Roche Holding AG	26,724	6,823	Turkiye Is Bankasi Class C	22,241	34
Schindler Holding AG	19,658	3,777			3,881
St. Galler Kantonalbank AG	637	262
STMicroelectronics NV	232,508	1,694	Ukraine - 0.0%
Straumann Holding AG	153	58	MHP SA - GDR	1,431	13
Swiss Life Holding AG	413	94
Syngenta AG	481	189	United Arab Emirates - 0.4%
TE Connectivity, Ltd.	5,789	349	Air Arabia PJSC	739,974	292
UBS Group AG(Æ)	150,755	2,076	Aldar Properties PJSC	760,139	597
Wolseley PLC - ADR	25,214	1,404	Emaar Properties PJSC	742,295	1,386
Zurich Insurance Group AG	2,176	523			2,275

		50,581	United Kingdom - 13.6%
Taiwan - 3.2%			Aggreko PLC	12,090	206
Advanced Semiconductor Engineering,			Amec Foster Wheeler PLC - GDR	96,784	576
Inc. - ADR	163,428	940	Anglo American PLC(Æ)	109,919	1,221
Chang Hwa Commercial Bank, Ltd.	344,000	185	Ashmore Group PLC	31,850	140
China Development Financial Holding			Aviva PLC	362,616	1,874
Corp.	525,000	128	Babcock International Group PLC	32,497	417
China Life Insurance Co., Ltd.	270,400	223	BAE Systems PLC	345,324	2,439
Chipbond Technology Corp.	445,000	608	Barclays PLC	941,987	1,924
Chunghwa Telecom Co., Ltd. - ADR	39,371	1,422	BBA Aviation PLC	259,450	817
Chunghwa Telecom Co., Ltd.	33,000	118	BGEO Group PLC	9,468	342
Compal Electronics, Inc.	1,196,178	750	BP PLC	418,937	2,376
E.Sun Financial Holding Co., Ltd.	18,073	10	BP PLC - ADR	46,583	1,602
Eclat Textile Co., Ltd.	103,000	1,149	British American Tobacco PLC	18,886	1,205
Hon Hai Precision Industry Co., Ltd.			Bunzl PLC	41,423	1,296
- GDR	138,527	773	CNH Industrial NV	52,106	371
Hota Industrial Manufacturing Co., Ltd.	195,934	891	Cobham PLC	632,239	1,431
Inotera Memories, Inc.(Æ)	593,000	484	Compass Group PLC	9,655	183
King Yuan Electronics Co., Ltd.	115,000	110	CYBG PLC(Æ)	106,273	366
Kinsus Interconnect Technology Corp.	71,000	153	Diageo PLC	196,142	5,607
Largan Precision Co., Ltd.	12,421	1,334	Fiat Chrysler Automobiles NV(Æ)	16,260	105
MediaTek, Inc.	70,000	533	G4S PLC	369,830	910
Novatek Microelectronics Corp.	147,000	515	Galiform PLC	256,328	1,465
Taiwan Semiconductor Manufacturing			GlaxoSmithKline PLC - ADR	209,494	4,678
Co., Ltd. - ADR	273,188	7,589	Halma PLC	7,340	102
United Microelectronics Corp. - ADR	206,680	391	HSBC Holdings PLC	343,880	2,248
Wistron Corp.	258,000	205	Imperial Tobacco Group PLC	78,715	4,148
		18,511	Inchcape PLC	43,979	392
			InterContinental Hotels Group PLC	55,551	2,220
Thailand - 0.4%			Intertek Group PLC	55,821	2,677
Bangkok Bank PCL	66,900	327	J Sainsbury PLC	146,103	433
Minor International PCL	551,200	643	Johnson Matthey PLC	10,765	466
PTT PCL	77,200	737	Lloyds Banking Group PLC	2,441,342	1,715
Siam Cement PCL (The)	3,800	56	Meggitt PLC	182,233	1,056
Sino-Thai Engineering & Construction			Michael Page International PLC	314,206	1,405
PCL	933,978	696	National Grid PLC	28,033	402
		2,459	Old Mutual PLC	189,470	528
			Pearson PLC	30,077	351
Turkey - 0.7%			Persimmon PLC Class A	10,217	228
Akbank TAS	292,713	754	Petrofac, Ltd.	33,064	326
Anadolu Efes Biracilik Ve Malt Sanayii			Prudential PLC	43,300	762
AS	40,066	271	Reckitt Benckiser Group PLC	2,503	242
Coca-Cola Icecek AS	49,629	615	RELX NV	17,024	308
Haci Omer Sabanci Holding AS	425,498	1,268	RELX PLC	46,466	882
Tupras Turkiye Petrol Rafinerileri AS	27,675	594	Rio Tinto PLC	4,260	139
Turkcell Iletisim Hizmetleri AS			Rolls-Royce Holdings PLC	105,723	1,106
- ADR(Æ)	11,458	99	Rotork PLC	472,759	1,361
Turkiye Garanti Bankasi AS	100,164	246	Royal Bank of Scotland Group PLC(Æ)	995,670	2,532
			RSA Insurance Group PLC	253,720	1,669

See accompanying notes which are an integral part of this quarterly report.

114 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
SABMiller PLC - ADR	4,478		262
Saga PLC	145,828		392
Smiths Group PLC	40,696		680
Spirax-Sarco Engineering PLC	32,726		1,724
Standard Chartered PLC(Æ)	232,045		1,856
Standard Life PLC	57,936		232
Stock Spirits Group PLC	320,533		658
Tate & Lyle PLC	34,713		332
Travis Perkins PLC	120,169		2,481
Tullow Oil PLC(Æ)	128,737		336
Unilever NV	134,943		6,245
Unilever PLC	15,388		719
Vodafone Group PLC	1,317,644		4,008
WPP PLC	39,209		881
			80,055

United States - 0.6%
Ball Corp.	707		50
IHS Markit, Ltd.(Æ)	14,866		516
Maginet Corp.	13,680		525
News Corp. Class A	153,453		1,990
PriceSmart, Inc.	5,057		394
			3,475

Total Common Stocks
(cost $502,321)			541,937

Preferred Stocks - 0.6%
Germany - 0.6%
Funchs Petrolub SE	28,173		1,189
Volkswagen AG	14,675		2,064
			3,253

Japan - 0.0%
Shinkin Central Bank Class A	123		273

Spain - 0.0%
Grifols SA	18,243		306

Total Preferred Stocks
(cost $3,782)			3,832

Short-Term Investments - 4.1%
United States - 4.1%
Russell U.S. Cash Management Fund	23,977,626	(8)	23,978
Total Short-Term Investments
(cost $23,978)			23,978

Total Investments 97.0%
(identified cost $530,081)			569,747

Other Assets and Liabilities, Net
- 3.0%			17,608
Net Assets - 100.0%			587,355

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 115

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Euro STOXX 50 Index Futures			660	EUR	19,688	09/16	711
MSCI EAFE Mini Index Futures			249	USD	20,918	09/16	738
MSCI Emerging Markets Mini Index Futures			130	USD	5,730	09/16	431
S&P/TSX 60 Index Futures			34	CAD	5,750	09/16	183
SPI 200 Index Futures			42	AUD	5,795	09/16	291
TOPIX Index Futures			217	JPY	2,882,845	09/16	55
Short Positions
FTSE 100 Index Futures			148	GBP	9,881	09/16	(1,346)
MSCI Emerging Markets Mini Index Futures			628	USD	27,679	09/16	(1,611)
S&P 500 E-Mini Index Futures			161	USD	17,454	09/16	(407)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(955)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Bank of America	USD	648		AUD	873	09/21/16	14
Bank of America	USD	76		CAD	100	09/21/16	2
Bank of America	USD	323		CAD	413	09/21/16	(7)
Bank of America	USD	133		EUR	120	09/21/16	1
Bank of America	USD	170		EUR	150	09/21/16	(2)
Bank of America	USD	227		EUR	200	09/21/16	(3)
Bank of America	USD	669		EUR	600	09/21/16	3
Bank of America	USD	1,012		GBP	694	09/21/16	(93)
Bank of America	USD	2,791		GBP	1,900	09/21/16	(274)
Bank of America	USD	667		HKD	5,175	09/21/16	—
Bank of America	USD	10		JPY	1,023	08/02/16	—
Bank of America	USD	191		JPY	20,000	09/21/16	5
Bank of America	USD	283		JPY	30,000	09/21/16	12
Bank of America	USD	488		JPY	50,000	09/21/16	6
Bank of America	USD	4,032		JPY	431,200	09/21/16	202
Bank of America	CHF	3,448		USD	3,585	09/21/16	18
Bank of America	GBP	120		USD	158	09/21/16	(1)
Bank of America	GBP	200		USD	285	09/21/16	20
Bank of America	GBP	1,700		USD	2,497	09/21/16	245
Bank of America	GBP	2,122		USD	3,096	09/21/16	287
Bank of America	JPY	40,000		USD	378	09/21/16	(15)
Bank of America	JPY	177,125		USD	1,656	09/21/16	(83)
Bank of America	NOK	5,288		USD	651	09/21/16	24
Bank of New York	USD	16		JPY	1,680	08/01/16	—
BNP Paribas	USD	299		AUD	400	09/21/16	4
BNP Paribas	USD	648		AUD	873	09/21/16	14
BNP Paribas	USD	156		CAD	200	09/21/16	(3)
BNP Paribas	USD	323		CAD	413	09/21/16	(7)
BNP Paribas	USD	1,013		GBP	694	09/21/16	(94)
BNP Paribas	USD	667		HKD	5,175	09/21/16	—
BNP Paribas	USD	4,029		JPY	431,200	09/21/16	205
BNP Paribas	CHF	600		USD	629	09/21/16	8
BNP Paribas	CHF	3,448		USD	3,584	09/21/16	18
BNP Paribas	GBP	2,122		USD	3,098	09/21/16	288
BNP Paribas	JPY	10,000		USD	96	09/21/16	(2)
BNP Paribas	JPY	177,125		USD	1,655	09/21/16	(84)
BNP Paribas	NOK	5,288		USD	651	09/21/16	24
BNP Paribas	SEK	2,000		USD	243	09/21/16	9

See accompanying notes which are an integral part of this quarterly report.

116 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	GBP	200	USD	258	09/21/16	(7)
HSBC	USD	719	CHF	700	09/21/16	6
HSBC	AUD	600	USD	440	09/21/16	(16)
National Australia Bank Limited	USD	648	AUD	873	09/21/16	14
National Australia Bank Limited	USD	323	CAD	413	09/21/16	(7)
National Australia Bank Limited	USD	1,012	GBP	694	09/21/16	(93)
National Australia Bank Limited	USD	667	HKD	5,175	09/21/16	—
National Australia Bank Limited	USD	4,031	JPY	431,200	09/21/16	202
National Australia Bank Limited	CHF	3,448	USD	3,584	09/21/16	18
National Australia Bank Limited	GBP	2,122	USD	3,097	09/21/16	286
National Australia Bank Limited	JPY	177,125	USD	1,656	09/21/16	(83)
National Australia Bank Limited	NOK	5,288	USD	651	09/21/16	24
Standard Chartered	USD	648	AUD	873	09/21/16	14
Standard Chartered	USD	323	CAD	413	09/21/16	(7)
Standard Chartered	USD	1,012	GBP	694	09/21/16	(93)
Standard Chartered	USD	667	HKD	5,175	09/21/16	—
Standard Chartered	USD	4,033	JPY	431,200	09/21/16	201
Standard Chartered	CHF	3,448	USD	3,585	09/21/16	18
Standard Chartered	GBP	2,122	USD	3,096	09/21/16	286
Standard Chartered	JPY	177,125	USD	1,657	09/21/16	(83)
Standard Chartered	NOK	5,288	USD	651	09/21/16	25
State Street	USD	148	AUD	200	09/21/16	3
State Street	USD	3,368	AUD	4,500	09/21/16	47
State Street	USD	4,776	AUD	6,500	09/21/16	156
State Street	USD	8,551	AUD	11,525	09/21/16	195
State Street	USD	77	CAD	100	09/21/16	—
State Street	USD	114	CAD	150	09/21/16	1
State Street	USD	6,232	CAD	8,000	09/21/16	(103)
State Street	USD	9,212	CAD	12,000	09/21/16	(19)
State Street	USD	9,822	CAD	12,571	09/21/16	(191)
State Street	USD	204	CHF	200	09/21/16	3
State Street	USD	418	CHF	400	09/21/16	(4)
State Street	USD	1,114	DKK	7,500	09/21/16	16
State Street	USD	2,738	EUR	2,400	09/21/16	(49)
State Street	USD	7,399	EUR	6,700	09/21/16	107
State Street	USD	8,969	EUR	7,880	09/21/16	(141)
State Street	USD	133	GBP	100	09/21/16	(1)
State Street	USD	532	GBP	400	09/21/16	(3)
State Street	USD	1,158	GBP	800	09/21/16	(99)
State Street	USD	6,945	GBP	5,300	09/21/16	75
State Street	USD	129	HKD	1,000	09/21/16	—
State Street	USD	293	JPY	30,000	09/21/16	2
State Street	USD	488	JPY	50,000	09/21/16	3
State Street	USD	758	JPY	80,000	09/21/16	27
State Street	USD	2,151	JPY	230,000	09/21/16	107
State Street	USD	4,968	JPY	525,000	09/21/16	187
State Street	USD	916	NOK	7,800	09/21/16	9
State Street	USD	1,520	NZD	2,200	09/21/16	65
State Street	USD	1,541	NZD	2,200	09/21/16	44
State Street	USD	1,245	SEK	10,700	09/21/16	8
State Street	AUD	7,500	USD	5,613	09/21/16	(78)
State Street	CAD	500	USD	382	09/21/16	(1)
State Street	CAD	1,600	USD	1,246	09/21/16	21
State Street	CAD	7,100	USD	5,450	09/21/16	11
State Street	CHF	500	USD	507	09/21/16	(10)
State Street	CHF	1,600	USD	1,655	09/21/16	—
State Street	DKK	400	USD	60	09/21/16	(1)
State Street	DKK	24,000	USD	3,682	09/21/16	67

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 117

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	EUR	7,500	USD	8,283	09/21/16	(120)
State Street	GBP	700	USD	917	09/21/16	(10)
State Street	GBP	1,000	USD	1,332	09/21/16	7
State Street	GBP	1,900	USD	2,751	09/21/16	235
State Street	JPY	160,000	USD	1,497	09/21/16	(74)
State Street	JPY	180,000	USD	1,758	09/21/16	(9)
State Street	JPY	330,000	USD	3,123	09/21/16	(117)
State Street	NOK	11,000	USD	1,345	09/21/16	41
State Street	SEK	21,000	USD	2,597	09/21/16	137
UBS	USD	4,030	JPY	431,200	09/21/16	204
UBS	GBP	2,122	USD	3,091	09/21/16	280
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						2,474

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Argentina	$3,355	$—	$—	$—	$3,355
Australia	—	10,253	—	—	10,253
Austria	—	594	—	—	594
Belgium	—	3,428	—	—	3,428
Bermuda	—	346	—	—	346
Brazil	16,927	—	—	—	16,927
Canada	21,651	—	—	—	21,651
Chile	478	2,254	—	—	2,732
China	11,060	24,854	—	—	35,914
Curacao	—	64	—	—	64
Denmark	—	7,293	—	—	7,293
Egypt	—	—	—	—	—
Finland	—	1,651	—	—	1,651
France	201	37,490	—	—	37,691
Germany	—	22,702	—	—	22,702
Greece	—	834	—	—	834
Hong Kong	4,352	13,423	—	—	17,775
Hungary	—	1,878	—	—	1,878
India	11,744	4,722	—	—	16,466
Indonesia	—	2,605	—	—	2,605
Ireland	4,001	78	—	—	4,079
Israel	252	632	—	—	884
Italy	—	8,176	—	—	8,176
Japan	—	61,764	381	—	62,145
Kazakhstan	189	—	—	—	189
Luxembourg	207	2,299	—	—	2,506
Malaysia	—	290	—	—	290
Mexico	9,776	—	—	—	9,776
Netherlands	1,542	10,643	—	—	12,185
New Zealand	—	146	—	—	146

See accompanying notes which are an integral part of this quarterly report.

118 Russell Tax-Managed International Equity Fund

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Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Norway	—	2,274	—	—	2,274
Peru	1,046	—	—	—	1,046
Philippines	—	2,291	—	—	2,291
Portugal	—	741	—	—	741
Russia	9,766	554	—	—	10,320
Singapore	—	5,304	—	—	5,304
South Africa	412	3,943	—	—	4,355
South Korea	1,723	36,247	—	—	37,970
Spain	—	3,797	—	—	3,797
Sweden	199	7,855	—	—	8,054
Switzerland	1,482	49,099	—	—	50,581
Taiwan	11,115	7,396	—	—	18,511
Thailand	—	2,459	—	—	2,459
Turkey	99	3,782	—	—	3,881
Ukraine	13	—	—	—	13
United Arab Emirates	—	2,275	—	—	2,275
United Kingdom	1,602	78,453	—	—	80,055
United States	3,475	—	—	—	3,475
Preferred Stocks	—	3,832	—	—	3,832
Short-Term Investments	—	—	—	23,978	23,978
Total Investments	116,667	428,721	381	23,978	569,747

Other Financial Instruments
Assets
Futures Contracts	2,409	—	—	—	2,409
Foreign Currency Exchange Contracts	—	4,561	—	—	4,561
Liabilities
Futures Contracts	(3,364)	—	—	—	(3,364)
Foreign Currency Exchange Contracts	—	(2,087)	—	—	(2,087)
Total Other Financial Instruments*	$(955)	$2,474	$—	$—	$1,519

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 119

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	78,195
Consumer Staples	46,467
Energy	37,181
Financial Services	116,655
Health Care	39,761
Materials and Processing	46,107
Producer Durables	76,067
Technology	68,782
Utilities	36,554
Short-Term Investments	23,978
Total Investments	569,747

See accompanying notes which are an integral part of this quarterly report.

120 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 121

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Long-Term Fixed Income Investments - 77.8%				Series LTN
Argentina - 1.0%				Zero coupon due 01/01/19	BRL	44,940	10,510
Argentine Republic Government				Zero coupon due 07/01/19	BRL	7,000	1,551
International Bond				Brazil Notas do Tesouro Nacional
7.500% due 04/22/26 (Þ)		3,386	3,677	Series NTNB
7.625% due 04/22/46 (Þ)		268	285	6.000% due 05/15/35	BRL	4,150	3,845
Series dscEUR				6.000% due 08/15/50	BRL	3,000	2,866
7.820% due 12/31/33	EUR	4,679	5,325	Series NTNF
Series EURGDP				10.000% due 01/01/21	BRL	12,890	3,763
1.000% due 12/15/35 (Ê)	EUR	60,000	6,829	10.000% due 01/01/23	BRL	15,700	4,496
Series L-GP				10.000% due 01/01/25	BRL	26,370	7,471
6.000% due 03/31/23		1,295	1,539	Marfrig Overseas, Ltd.
YPF SA				Series REGS
8.750% due 04/04/24 (Þ)		2,000	2,145	9.500% due 05/04/20		1,800	1,854
			19,800	Vale SA
Armenia - 0.1%				5.625% due 09/11/42		4,800	4,092
Armenia Government International Bond							41,436
Series REGS				Canada - 1.4%
6.000% due 09/30/20		1,000	1,023	1011778 BC Unlimited Liability Co.
				Term Loan B2
Austria - 0.1%				4.625% due 01/15/22 (Þ)		905	932
BAWAG PSK Bank fuer Arbeit und
Wirtschaft und Oesterreichische				Bank of Nova Scotia (The)
				1.126% due 06/11/18 (Ê)		1,700	1,700
Postsparkasse AG
8.125% due 10/30/23	EUR	1,000	1,387	Burger King
				3.750% due 12/12/21 (Ê)		1,691	1,697
Raiffeisen Bank International AG
6.000% due 10/16/23	EUR	400	456	Cascades, Inc.
				5.750% due 07/15/23 (Þ)		1,245	1,229
UNIQA Insurance Group AG
6.875% due 07/31/43	EUR	800	989	Cott Finance Corp.
				5.500% due 07/01/24 (Þ)	EUR	800	945
			2,832	Eldorado Gold Corp.
Azerbaijan - 0.1%				6.125% due 12/15/20 (Å)		1,260	1,263
State Oil Co. of the Azerbaijan Republic				First Quantum Minerals, Ltd.
4.750% due 03/13/23		2,000	1,883	7.250% due 05/15/22 (Þ)		1,695	1,496
				HudBay Minerals, Inc.
Bahrain - 0.1%				9.500% due 10/01/20		1,415	1,355
Bahrain Government International Bond				Mercer International, Inc.
7.000% due 01/26/26 (Þ)		2,000	2,080	Series WI
				7.000% due 12/01/19		1,680	1,701
Belgium - 0.2%				7.750% due 12/01/22		1,050	1,076
Argenta Spaarbank NV
3.875% due 05/24/26	EUR	600	692	Mood Media Corp. 1st Lien Term Loan B
				7.000% due 05/01/19 (Ê)		1,716	1,569
Belfius Bank SA
6.000% due 04/04/22	EUR	600	752	Open Text Corp.
				5.625% due 01/15/23 (Þ)		1,070	1,099
BNP Paribas Fortis SA
1.736% due 12/29/49	EUR	750	527	5.875% due 06/01/26 (Þ)		655	681
Ethias SA				Parq Holdings, LP Term Loan
5.000% due 01/14/26	EUR	800	738	8.500% due 12/17/20 (Ê)		4,230	4,060
Ontex Group NV				Precision Drilling Corp.
4.750% due 11/15/21 (Þ)	EUR	810	964	6.500% due 12/15/21		1,165	1,060
Series REGS				Province of Ontario Canada
4.750% due 11/15/21	EUR	530	631	0.911% due 11/23/17 (Ê)		750	751
				3.000% due 07/16/18		1,000	1,038
			4,304	1.650% due 09/27/19		600	608
Bermuda - 0.1%				Province of Quebec Canada
Weatherford International, Ltd.				0.910% due 09/04/18 (Ê)		450	449
7.750% due 06/15/21		1,545	1,460
4.500% due 04/15/22		95	78	Teck Resources, Ltd.
				8.500% due 06/01/24 (Þ)		820	892
8.250% due 06/15/23		125	117	Teine Energy, Ltd.
			1,655	6.875% due 09/30/22 (Þ)		1,210	1,198
Brazil - 2.1%							26,799
Banco Nacional de Desenvolvimento				Cayman Islands - 0.1%
Economico e Social				Avago Technologies Cayman Finance,
5.750% due 09/26/23 (Þ)		950	988	Ltd. 1st Lien Term Loan B1
Brazil Letras do Tesouro Nacional

See accompanying notes which are an integral part of this quarterly report.

122 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
4.250% due 02/01/23 (Ê)		2,461	2,461	Egypt - 0.4%
				Egypt Government International Bond
Chile - 0.3%				6.875% due 04/30/40 (Þ)		8,000	7,442
Corp. Nacional del Cobre de Chile				Series REGS
4.500% due 08/13/23 (Þ)		1,000	1,081	6.875% due 04/30/40		1,000	930
4.875% due 11/04/44 (Þ)		4,000	4,344				8,372
Series REGS				El Salvador - 0.4%
6.150% due 10/24/36		1,000	1,218	El Salvador Government International
			6,643	Bond
China - 0.3%				6.375% due 01/18/27 (Þ)		1,500	1,523
China Evergrande Group				Series REGS
12.000% due 02/17/20		500	546	7.375% due 12/01/19		1,000	1,073
Series REGS				7.750% due 01/24/23		2,400	2,646
8.750% due 10/30/18		4,500	4,635	5.875% due 01/30/25		2,500	2,488
Country Garden Holdings Co., Ltd.				7.650% due 06/15/35		998	1,038
Series REGS							8,768
7.250% due 04/04/21		300	320	Ethiopia - 0.0%
			5,501	Ethiopia Government International Bond
Colombia - 1.2%				6.625% due 12/11/24 (Þ)		1,000	950
Colombia Government International
Bond				France - 1.9%
7.750% due 04/14/21	COP	4,905,000	1,652	BNP Paribas SA
4.000% due 02/26/24		1,000	1,040	6.500% due 06/29/49 (ƒ)		1,000	1,009
9.850% due 06/28/27	COP	2,077,000	812	6.125% due 12/29/49 (ƒ)	EUR	600	669
10.375% due 01/28/33		514	793	BPCE SA
7.375% due 09/18/37		3,000	3,863	6.750% due 01/29/49 (ƒ)		530	538
5.000% due 06/15/45		500	514	Coface SA
Colombian Titulos de Tesoreria				4.125% due 03/27/24	EUR	600	721
Series B				Credit Agricole SA
11.000% due 07/24/20	COP	4,204,000	1,546	6.500% due 04/29/49 (ƒ)	EUR	900	998
7.000% due 05/04/22	COP	7,841,000	2,520	7.375% due 10/29/49 (ƒ)		1,000	1,021
10.000% due 07/24/24	COP	10,613,000	3,994	Credit Logement SA
6.000% due 04/28/28	COP	23,179,000	6,567	0.888% due 03/29/49 (Ê)(ƒ)	EUR	1,250	1,048
Ecopetrol SA				Crown European Holdings SA
5.875% due 09/18/23		300	314	Series REGS
			23,615	4.000% due 07/15/22	EUR	1,130	1,374
Costa Rica - 0.3%				Elis SA
Costa Rica Government International				Series REGS
Bond				3.000% due 04/30/22	EUR	2,430	2,773
4.375% due 04/30/25 (Þ)		2,044	1,962	Groupama SA
7.000% due 04/04/44 (Þ)		3,000	3,173	6.375% due 05/29/49 (ƒ)	EUR	1,000	1,019
Series REGS				Holding Medi-Partenaires SAS
4.250% due 01/26/23		1,000	973	7.000% due 05/15/20 (Þ)	EUR	970	1,139
				Series REGS
			6,108	7.000% due 05/15/20	EUR	1,910	2,244
Croatia - 0.5%				HomeVi SAS
Croatia Government International Bond				Series REGS
6.000% due 01/26/24 (Þ)		2,200	2,435	6.875% due 08/15/21	EUR	2,680	3,191
Series REGS				Kerneos Corporate SAS
6.625% due 07/14/20		1,200	1,321	5.750% due 03/01/21 (Þ)	EUR	1,060	1,238
6.000% due 01/26/24		6,000	6,641	Series REGS
			10,397	5.750% due 03/01/21	EUR	1,505	1,758
Denmark - 0.0%				La Mondiale SAM
Sparekassen Sjaelland-Fyn AS				2.409% due 10/29/49 (Å)(Ê)(ƒ)	EUR	430	428
10.835% due 09/29/49 (Å)(ƒ)	DKK	3,000	442	Linxens France SA 2nd Lien Term Loan
				9.500% due 07/15/23		1,840	1,842
Dominican Republic - 0.6%				Novafives SAS
Dominican Republic International Bond				Series REGS
7.450% due 04/30/44 (Þ)		2,000	2,280	4.500% due 06/30/21	EUR	1,180	1,207
6.850% due 01/27/45 (Þ)		4,000	4,300	Numericable-SFR SA
Series REGS				Series REGS
7.500% due 05/06/21		4,000	4,480	5.375% due 05/15/22	EUR	900	1,036
			11,060	5.625% due 05/15/24	EUR	2,785	3,170

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 123

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Picard Groupe SAS				7.500% due 03/15/24		500	564
4.250% due 08/01/19 (Ê)(Þ)	EUR	1,550	1,736				3,284
Series REGS				Hungary - 1.2%
4.250% due 08/01/19 (Ê)	EUR	193	216	Hungary Government International Bond
Rexel SA				5.750% due 11/22/23		500	575
5.250% due 06/15/20 (Þ)		3,195	3,323	5.375% due 03/25/24		650	735
Sanofi				7.625% due 03/29/41		6,500	9,652
1.250% due 04/10/18		500	503	Series 19/A
Societe Generale SA				6.500% due 06/24/19	HUF	1,708,670	7,029
6.750% due 04/07/49 (ƒ)	EUR	600	659	Series 20/A
0.290% due 12/29/49 (Å)(Ê)(ƒ)		800	756	7.500% due 11/12/20	HUF	30	—
SPCM SA				Series 25/B
6.000% due 01/15/22 (Þ)		200	208	5.500% due 06/24/25	HUF	1,445,260	6,308
2.875% due 06/15/23 (Þ)	EUR	1,350	1,509				24,299
			37,333	Indonesia - 2.7%
Gabon - 0.0%				Indonesia Government International
Gabon Government International Bond				Bond
6.375% due 12/12/24 (Þ)		500	450	Series REGS
				8.500% due 10/12/35		3,000	4,512
Germany - 0.8%				7.750% due 01/17/38		500	718
Deutsche Raststaetten Gruppe IV GmbH				Indonesia Treasury Bond
Series REGS				Series FR56
6.750% due 12/30/20	EUR	2,195	2,593	8.375% due 09/15/26	IDR	92,218,000	7,780
KfW				Series FR58
0.787% due 12/29/17 (Ê)		710	710	8.250% due 06/15/32	IDR	7,539,000	614
Norddeutsche Landesbank Girozentrale				Series FR59
Series REGS				7.000% due 05/15/27	IDR	11,955,000	902
6.250% due 04/10/24		800	683	Series FR64
Techem Energy Metering Service GmbH				6.125% due 05/15/28	IDR	7,739,000	536
& Co. KG				Series FR65
7.875% due 10/01/20 (Þ)	EUR	560	656	6.625% due 05/15/33	IDR	6,000,000	418
Series REGS				Series FR68
7.875% due 10/01/20	EUR	2,120	2,485	8.375% due 03/15/34	IDR	39,322,000	3,284
Trionista TopCo GmbH				Series FR70
Series REGS				8.375% due 03/15/24	IDR	102,466,000	8,488
6.875% due 04/30/21	EUR	3,410	4,013
Unitymedia Hessen GmbH & Co. KG /				Series FR71
Unitymedia NRW GmbH				9.000% due 03/15/29	IDR	69,797,000	6,101
5.750% due 01/15/23 (Þ)	EUR	648	776	Series FR73
Series REGS				8.750% due 05/15/31	IDR	70,586,000	6,133
5.500% due 09/15/22	EUR	122	145	Pertamina Persero PT
5.750% due 01/15/23	EUR	1,514	1,812	Series REGS
				6.000% due 05/03/42		908	977
5.625% due 04/15/23	EUR	480	575	5.625% due 05/20/43		2,000	2,068
4.000% due 01/15/25	EUR	1,350	1,570	6.450% due 05/30/44		6,000	6,797
			16,018	Perusahaan Listrik Negara PT
Ghana - 0.3%				Series REGS
Ghana Government International Bond				5.250% due 10/24/42		4,350	4,379
7.875% due 08/07/23 (Þ)		4,000	3,470				53,707
8.125% due 01/18/26 (Þ)		700	606	Iraq - 0.2%
10.750% due 10/14/30 (Þ)		1,250	1,360	Iraq International Bond
			5,436	Series REGS
Greece - 0.2%				5.800% due 01/15/28		4,750	3,563
Hellenic Republic Government Bond
4.750% due 04/17/19 (Þ)	EUR	1,100	1,106	Ireland - 0.9%
Series PSI				Allied Irish Banks PLC
3.650% due 02/24/20	EUR	2,800	2,152	4.125% due 11/26/25	EUR	1,400	1,498
			3,258	Ardagh Packaging Finance PLC
Honduras - 0.2%				4.250% due 01/15/22 (Þ)	EUR	650	750
Honduras Government International				Series REGS
Bond				4.250% due 01/15/22	EUR	730	842
Series REGS				Ardagh Packaging Finance PLC /
8.750% due 12/16/20		2,342	2,720	Ardagh Holdings USA, Inc.
				6.750% due 05/15/24 (Þ)	EUR	1,790	2,096

See accompanying notes which are an integral part of this quarterly report.

124 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Bank of Ireland				Ivory Coast - 0.1%
10.000% due 12/19/22	EUR	750	1,072	Ivory Coast Government International
Governor and Company of the Bank of				Bond
Ireland				Series REGS
7.375% due 12/29/49		600	651	5.750% due 12/31/32		1,485	1,418
Grifols Worldwide Operations, Ltd.
Series WI				Jersey - 0.4%
5.250% due 04/01/22		2,995	3,122	AA Bond Co., Ltd.
Irish Life Assurance PLC				5.500% due 07/31/22 (Þ)	GBP	1,795	2,318
5.250% due 12/29/49 (ƒ)	EUR	600	664	CPUK Finance, Ltd.
Permanent TSB PLC				7.000% due 08/28/20 (Þ)	GBP	1,710	2,392
8.625% due 12/31/49 (ƒ)	EUR	600	532	HBOS Capital Funding, LP
Vimpel Communications Via VIP				6.850% due 03/29/49 (ƒ)		600	605
Finance Ireland, Ltd. OJSC				Lincoln Finance, Ltd.
Series REGS				6.875% due 04/15/21 (Þ)	EUR	620	749
7.748% due 02/02/21		2,600	2,870	Main Capital Funding II, LP
Vnesheconombank Via VEB Finance				5.750% due 12/29/49 (ƒ)	EUR	800	898
PLC				RZB Finance Jersey IV, Ltd.
Series REGS				1.692% due 05/29/49 (Ê)(ƒ)	EUR	400	330
6.902% due 07/09/20		1,500	1,606				7,292
6.025% due 07/05/22		2,500	2,596	Kazakhstan - 0.7%
			18,299	KazMunayGas National Co. JSC
Israel - 0.4%				6.375% due 04/09/21 (Þ)		4,000	4,321
Israel Electric Corp., Ltd.				6.000% due 11/07/44 (Þ)		3,000	2,637
6.875% due 06/21/23 (Þ)		3,500	4,188	Series REGS
Series 6				7.000% due 05/05/20		4,145	4,518
5.000% due 11/12/24 (Þ)		3,000	3,272	5.750% due 04/30/43		2,000	1,950
			7,460	6.000% due 11/07/44		1,000	879
Italy - 1.1%							14,305
Assicurazioni Generali SpA				Kenya - 0.1%
5.000% due 06/08/48	EUR	600	685	Kenya Government International Bond
Banca Monte dei Paschi di Siena SpA				5.875% due 06/24/19 (Þ)		2,000	2,005
5.600% due 09/09/20	EUR	700	618	Series REGS
Banca Popolare di Milano Scarl				6.875% due 06/24/24		1,000	949
7.125% due 03/01/21	EUR	750	889
							2,954
9.000% due 06/29/49 (ƒ)	EUR	1,200	1,364	Lebanon - 0.2%
Banca Popolare di Vicenza
Series EMTN				Lebanon Government International Bond
2.750% due 03/20/20	EUR	500	507	Series REGS
				8.250% due 04/12/21		3,000	3,251
Banco Popolare SC

6.000% due 11/05/20	EUR	700	805	Luxembourg - 3.4%
Enel SpA				Altice Financing SA
6.500% due 01/10/74	EUR	2,725	3,321	7.500% due 05/15/26 (Þ)		285	288
Intesa Sanpaolo SpA				Series REGS
5.710% due 01/15/26 (Þ)		1,600	1,594	5.250% due 02/15/23 (Þ)	EUR	970	1,112
8.047% due 06/29/49 (ƒ)	EUR	300	362	5.250% due 02/15/23	EUR	500	573
7.000% due 12/29/49 (ƒ)	EUR	600	655	Altice Luxembourg SA
Leonardo-Finmeccanica SpA				7.250% due 05/15/22 (Þ)	EUR	1,550	1,753
8.000% due 12/16/19	GBP	845	1,305	Series REGS
LKQ Italia Bondco SpA				7.250% due 05/15/22	EUR	730	825
3.875% due 04/01/24 (Þ)	EUR	1,160	1,368	6.250% due 02/15/25	EUR	550	572
Mediobanca SpA				ArcelorMittal
5.000% due 11/15/20	EUR	800	980	6.500% due 03/01/21		6,595	6,958
Telecom Italia SpA				Capsugel SA
3.250% due 01/16/23	EUR	4,700	5,719	7.000% due 05/15/19 (Þ)		2,426	2,450
UniCredit SpA				ConvaTec Finance International SA
8.000% due 04/03/49 (ƒ)		200	171	8.250% due 01/15/19 (Þ)		8,015	8,055
6.750% due 12/29/49 (ƒ)	EUR	600	574	ConvaTec Healthcare E SA
UnipolSai SpA				10.500% due 12/15/18 (Þ)		2,590	2,661
5.750% due 12/31/49 (ƒ)	EUR	1,000	1,057	Delta 2 Lux Sarl 2nd Lien Term Loan B
Veneto Banca SpA				7.750% due 07/29/22 (Ê)		1,995	1,955
9.500% due 12/01/25	EUR	300	284	Delta 2 Lux Sarl Covenant-Lite Term
			22,258	Loan B3

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 125

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
4.750% due 07/30/21 (Ê)		2,750	2,717	Series 0111
Dufry Finance SCA				4.160% due 07/15/21	MYR	8,910	2,206
4.500% due 07/15/22 (Þ)	EUR	350	413	Series 0114
4.500% due 08/01/23 (Þ)	EUR	870	1,035	4.181% due 07/15/24	MYR	16,630	4,117
Evergreen Skills Lux Sarl				Series 0115
9.250% due 04/28/22 (Ê)		2,000	1,035	3.955% due 09/15/25	MYR	15,810	4,043
FAGE International / FAGE USA Co.				Series 0207
5.625% due 08/15/26 (Å)		1,180	1,205	3.814% due 02/15/17	MYR	2,900	758
Gazprom OAO Via Gaz Capital SA				Series 0215
9.250% due 04/23/19 (Þ)		1,000	1,147	3.795% due 09/30/22	MYR	8,500	2,181
Series REGS				Series 0310
9.250% due 04/23/19		1,250	1,434	4.498% due 04/15/30	MYR	4,470	1,120
6.510% due 03/07/22		2,000	2,180	Series 0311
8.625% due 04/28/34		2,000	2,490	4.392% due 04/15/26	MYR	14,740	3,684
Hanesbrands Finance Luxembourg SCA				Series 0314
3.500% due 06/15/24 (Þ)	EUR	1,910	2,216	4.048% due 09/30/21	MYR	9,935	2,572
Intelsat Jackson Holdings SA				Series 0414
7.250% due 10/15/20		255	186	3.654% due 10/31/19	MYR	3,500	879
7.500% due 04/01/21		1,105	785	Series 0415
8.000% due 02/15/24 (Þ)		305	291	4.254% due 05/31/35	MYR	4,180	1,029
International Automotive Components				Series 0416
Group SA				3.620% due 11/30/21	MYR	1,640	412
9.125% due 06/01/18 (Å)		154	152	Series 1/06
Mallinckrodt International Finance SA				4.262% due 09/15/16	MYR	24,949	6,350
5.750% due 08/01/22 (Þ)		1,515	1,481				34,089
5.625% due 10/15/23 (Å)		82	79	Mexico - 2.8%
Matterhorn Telecom SA				America Movil SAB de CV
3.625% due 05/01/22 (Þ)	CHF	240	239	6.000% due 06/09/19	MXN	5,210	274
3.875% due 05/01/22 (Þ)	EUR	1,215	1,339	Mexican Bonos
Series REGS				Series M 10
3.875% due 05/01/22	EUR	1,050	1,157	8.500% due 12/13/18	MXN	35,000	1,997
SIG Combibloc Holdings SCA				Series M 20
7.750% due 02/15/23 (Þ)	EUR	1,845	2,202	10.000% due 12/05/24	MXN	75,765	5,144
SkillsSoft Corp. 1st Lien Term Loan				7.500% due 06/03/27	MXN	78,546	4,668
5.750% due 04/28/21 (Ê)		2,196	1,805	Series M 30
Stena International SA Covenant-Lite				10.000% due 11/20/36	MXN	61,705	4,645
Term Loan B				Series M
4.000% due 03/03/21 (Ê)		1,466	1,234	5.000% due 12/11/19	MXN	133,246	7,005
Telenet Finance V Luxembourg SCA				5.750% due 03/05/26	MXN	17,370	913
6.750% due 08/15/24 (Þ)	EUR	600	748	7.750% due 05/29/31	MXN	43,944	2,678
Series REGS				7.750% due 11/13/42	MXN	53,020	3,307
6.250% due 08/15/22	EUR	520	624	Mexican Udibonos
6.750% due 08/15/24	EUR	1,880	2,344	Series S
Travelport Finance Luxembourg Sarl				4.000% due 06/13/19	MXN	18,066	1,019
Term Loan B				4.000% due 11/15/40	MXN	10,494	640
5.000% due 09/02/21 (Ê)		1,477	1,479
UniCredit International Bank				Mexico Government International Bond
Luxembourg SA				5.550% due 01/21/45		1,500	1,800
8.125% due 12/29/49 (ƒ)	EUR	1,650	2,058	5.750% due 10/12/10		9,000	9,878
Wind Acquisition Finance SA				Petroleos Mexicanos
7.000% due 04/23/21 (Þ)	EUR	235	262	3.500% due 01/30/23		1,500	1,421
7.375% due 04/23/21 (Þ)		5,060	5,035	6.625% due 06/15/38		4,000	4,110
Series REGS				6.500% due 06/02/41		3,650	3,655
7.000% due 04/23/21	EUR	205	228	5.500% due 06/27/44		3,000	2,715
Xefin Lux SCA				Series 14-2
Series REGS				7.470% due 11/12/26	MXN	5,330	254
3.750% due 06/01/19 (Ê)	EUR	195	217				56,123
			67,019	Mongolia - 0.3%
Malaysia - 1.7%				Mongolia Government International
1MDB Global Investments, Ltd.				Bond
Series REGS				10.875% due 04/06/21 (Þ)		1,850	2,056
4.400% due 03/09/23		5,500	4,738	5.125% due 12/05/22 (Þ)		300	271
Malaysia Government International Bond

See accompanying notes which are an integral part of this quarterly report.

126 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				6.850% due 06/05/15		4,500	3,436
5.125% due 12/05/22		4,805	4,339	Playa Resorts Holding BV 1st Lien Term
			6,666	Loan B
Morocco - 0.1%				4.000% due 08/09/19 (Ê)		732	729
				PortAventura Entertainment Barcelona
Morocco Government International Bond				BV
5.500% due 12/11/42 (Þ)		1,250	1,428	5.364% due 12/01/19 (Ê)(Þ)	EUR	370	413

Mozambique - 0.0%				7.250% due 12/01/20 (Þ)	EUR	330	384
Mozambique Government International				Series REGS
Bond				7.250% due 12/01/20	EUR	1,060	1,233
10.500% due 01/18/23 (Þ)		1,033	728	Republic of Angola Via Northern Lights
				III BV
Netherlands - 2.6%				Series REGS
ABN AMRO Bank NV				7.000% due 08/16/19		609	595
5.750% due 12/29/49 (ƒ)	EUR	600	652	Schaeffler Holding Finance BV
Achmea BV				6.875% due 08/15/18 (Þ)	EUR	514	589
6.000% due 11/29/49 (ƒ)	EUR	1,000	1,131	Series REGS
AP NMT Acquisition BV 1st Lien Term				6.875% due 08/15/18	EUR	56	64
Loan				5.750% due 11/15/21	EUR	1,470	1,775
6.750% due 08/13/21 (Ê)		982	816	SNS Bank NV
Atradius Finance BV				3.750% due 11/05/25	EUR	750	841
5.250% due 09/23/44	EUR	500	468	SRLEV NV
Axalta Coating Systems US Holdings,				9.000% due 04/15/41	EUR	1,000	1,152
Inc. / Axalta Coating Systems Dutch				Telefonica Europe BV
Holding B				6.500% due 12/31/49 (ƒ)	EUR	1,500	1,794
Series REGS				UPC Holding BV
5.750% due 02/01/21	EUR	2,530	2,945	Series REGS
Carlson Wagonlit BV				6.750% due 03/15/23	EUR	1,285	1,553
Series REGS				VimpelCom Holdings BV
7.500% due 06/15/19	EUR	1,765	2,049	7.504% due 03/01/22 (Þ)		299	331
Darling Global Finance BV				Ziggo Bond Finance BV
4.750% due 05/30/22 (Þ)	EUR	2,310	2,663	4.625% due 01/15/25 (Þ)	EUR	1,580	1,747
Delta Lloyd Levensverzekering NV				Series REGS
9.000% due 08/29/42	EUR	500	636	4.625% due 01/15/25	EUR	705	779
Goodyear Dunlop Tires Europe BV							50,969
3.750% due 12/15/23 (Þ)	EUR	820	969	Nigeria - 0.1%
Series REGS				Nigeria Government International Bond
3.750% due 12/15/23	EUR	700	828	Series REGS
ING Groep NV				6.750% due 01/28/21		1,000	1,000
6.500% due 12/29/49 (ƒ)		600	574
InterXion Holding NV				Pakistan - 0.6%
Series REGS				Pakistan Government International Bond
6.000% due 07/15/20	EUR	2,490	2,939	8.250% due 04/15/24 (Þ)		6,250	6,934
LGE HoldCo VI BV				Series REGS
Series REGS				7.875% due 03/31/36		6,000	5,847
7.125% due 05/15/24	EUR	100	126				12,781
Majapahit Holding BV				Panama - 0.5%
Series REGS
7.875% due 06/29/37		1,500	1,960	Panama Government International Bond
				9.375% due 04/01/29		4,500	6,930
Marfrig Holdings Europe BV				6.700% due 01/26/36		1,500	2,031
Series REGS
6.875% due 06/24/19		2,000	2,050				8,961
NIBC Bank NV				Paraguay - 0.2%
7.625% due 10/29/49 (ƒ)		500	503	Paraguay Government International
OI European Group BV				Bond
Series REGS				6.100% due 08/11/44 (Þ)		3,551	3,968
4.875% due 03/31/21	EUR	1,115	1,418
Petrobras Global Finance BV				Peru - 0.5%
4.375% due 05/20/23		2,900	2,487	Peruvian Government International Bond
6.250% due 12/14/26	GBP	1,000	1,164	8.750% due 11/21/33		3,000	4,770
				Series REGS
5.375% due 10/01/29	GBP	1,000	1,047	6.950% due 08/12/31	PEN	5,470	1,782
6.625% due 01/16/34	GBP	500	555	6.900% due 08/12/37	PEN	8,800	2,835
6.875% due 01/20/40		6,728	5,574
							9,387

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 127

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Philippines - 0.3%				5.250% due 02/18/24 (Þ)		1,500	1,712
Philippine Government International				Series REGS
Bond				5.850% due 05/10/23		500	585
4.950% due 01/15/21	PHP	42,000	954
9.500% due 02/02/30		3,000	5,201	South Africa - 2.6%			2,297
6.250% due 01/14/36	PHP	20,000	495	Eskom Holdings SOC, Ltd.
			6,650	Series REGS
Poland - 1.3%				5.750% due 01/26/21		5,800	5,758
Poland Government International Bond				6.750% due 08/06/23		1,000	1,020
3.000% due 03/17/23		2,000	2,085	7.125% due 02/11/25		6,500	6,631
4.000% due 01/22/24		650	719	South Africa Government International
Series 0718				Bond
2.500% due 07/25/18	PLN	1,300	339	Series 2023
Series 0725				7.750% due 02/28/23	ZAR	206,410	14,431
3.250% due 07/25/25	PLN	31,130	8,267	Series 2032
Series 0922				8.250% due 03/31/32	ZAR	167,210	11,120
5.750% due 09/23/22	PLN	23,295	7,108	Series 2048
Series 1020				8.750% due 02/28/48	ZAR	4,830	323
5.250% due 10/25/20	PLN	21,720	6,282	Series R186
			24,800	10.500% due 12/21/26	ZAR	134,480	10,903
Portugal - 0.0%				Transnet SOC, Ltd.
Novo Banco SA				9.500% due 05/13/21 (Þ)	ZAR	7,700	522
0.566% due 02/27/51	EUR	1,500	113				50,708
				Spain - 0.3%
Romania - 0.5%				Banco Bilbao Vizcaya Argentaria SA
Romania Government International Bond				8.875% due 12/29/49 (ƒ)	EUR	600	698
Series 10YR				Banco de Sabadell SA
5.950% due 06/11/21	RON	7,020	2,012	Series EMTN
Series 10Y				5.625% due 05/06/26	EUR	1,000	1,135
4.750% due 02/24/25	RON	9,835	2,757	Banco Popular Espanol SA
Series 5Y				3.334% due 12/22/19 (Å)(Ê)	EUR	500	534
3.250% due 03/22/21	RON	7,580	1,977	11.500% due 10/29/49 (ƒ)	EUR	600	701
Series REGS				Banco Santander SA
6.750% due 02/07/22		3,000	3,588	6.250% due 03/12/49 (ƒ)	EUR	600	597
			10,334	Bankia SA
Russia - 0.8%				4.000% due 05/22/24	EUR	800	878
Russian Federal Bond - OFZ				BBVA International Preferred SAU
Series 6208				5.919% due 04/29/49 (ƒ)		800	798
7.500% due 02/27/19	RUB	150,520	2,208	Ibercaja Banco SA
Series 6211				5.000% due 07/28/25	EUR	700	722
7.000% due 01/25/23	RUB	127,368	1,797	Popular Capital SA
Series 6212				6.000% due 10/29/49 (ƒ)	EUR	700	704
7.050% due 01/19/28	RUB	248,450	3,424	Santander Perpetual SAU
Series 6214				Series REGS
6.400% due 05/27/20	RUB	319,230	4,493	6.671% due 10/29/49 (Å)(ƒ)		170	156
Series 6215							6,923
7.000% due 08/16/23	RUB	108,682	1,529	Sri Lanka - 0.5%
Russian Federal Inflation Linked Bond				Sri Lanka Government International
Series 2001				Bond
2.500% due 08/16/23	RUB	54,813	816	Series REGS
Russian Federation International Bond				5.875% due 07/25/22		9,600	9,905
Series REGS
7.500% due 03/31/30		848	1,035	Sweden - 0.2%
			15,302	Auris Luxembourg II SA
Serbia - 0.4%				8.000% due 01/15/23 (Þ)	EUR	710	861
Serbia Government International Bond				Series REGS
Series REGS				8.000% due 01/15/23	EUR	1,515	1,838
5.875% due 12/03/18		1,400	1,487	Skandinaviska Enskilda Banken AB
7.250% due 09/28/21		5,000	5,784	5.750% due 11/29/49 (ƒ)		600	590
			7,271				3,289
Slovenia - 0.1%				Switzerland - 0.1%
Slovenia Government International Bond				Credit Suisse Group AG

See accompanying notes which are an integral part of this quarterly report.

128 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				6.375% due 12/29/49 (ƒ)	GBP	500	622
6.250% due 12/29/49 (ƒ)		600	580	DTEK Finance PLC
UBS Group AG				Series REGS
7.125% due 12/29/49 (ƒ)		600	615	7.875% due 04/04/18		500	334
			1,195	HSBC Holdings PLC
Thailand - 0.9%				6.000% due 12/29/49 (ƒ)	EUR	600	683
PTT Exploration & Production PCL				Hyperion Insurance Group, Ltd. Term
4.875% due 12/29/49 (ƒ)(Þ)		1,000	1,022	Loan B
Thailand Government International Bond				5.500% due 04/30/22 (Ê)		741	713
3.875% due 06/13/19	THB	114,210	3,493	Iceland Bondco PLC
3.650% due 12/17/21	THB	255,370	8,061	Series REGS
3.850% due 12/12/25	THB	157,270	5,196	6.250% due 07/15/21	GBP	1,255	1,507
3.580% due 12/17/27	THB	11,400	371	Ineos Finance PLC
				4.000% due 05/01/23 (Þ)	EUR	2,130	2,417
			18,143	Inovyn Finance PLC
Turkey - 2.1%				6.250% due 05/15/21 (Þ)	EUR	895	1,041
Export Credit Bank of Turkey				Intermediate Capital Group PLC
5.875% due 04/24/19 (Þ)		7,500	7,766	5.000% due 03/24/23	GBP	685	904
Turkey Government International Bond				International Personal Finance PLC
10.400% due 03/27/19	TRY	13,520	4,659	5.750% due 04/07/21	EUR	600	574
7.500% due 11/07/19		1,000	1,116	Iron Mountain Europe PLC
7.000% due 06/05/20		2,000	2,215	6.125% due 09/15/22 (Þ)	GBP	1,015	1,395
10.700% due 02/17/21	TRY	13,110	4,589	Series REGS
7.100% due 03/08/23	TRY	14,780	4,364	6.125% due 09/15/22	GBP	1,400	1,924
7.375% due 02/05/25		1,200	1,425	Liverpool Victoria Friendly Society, Ltd.
8.000% due 03/12/25	TRY	27,130	8,259	6.500% due 05/22/43	GBP	500	658
6.750% due 05/30/40		1,000	1,164	Lloyds Banking Group PLC
6.625% due 02/17/45		4,000	4,626	7.625% due 12/29/49 (ƒ)	GBP	600	793
Series 5Y				Merlin Entertainments PLC
6.300% due 02/14/18	TRY	3,770	1,217	2.750% due 03/15/22 (Þ)	EUR	680	761
			41,400	Series REGS
Ukraine - 0.5%				2.750% due 03/15/22	EUR	1,780	1,992
Ukraine Government International Bond				Moto Finance PLC
7.750% due 09/01/22 (Þ)		783	767	6.375% due 09/01/20 (Þ)	GBP	1,350	1,859
7.750% due 09/01/23 (Þ)		3,069	2,989	Old Mutual PLC
7.750% due 09/01/24 (Þ)		2,960	2,872	7.875% due 11/03/25	GBP	400	576
7.750% due 09/01/25 (Þ)		1,160	1,123	Oschadbank Via SSB #1 PLC
Series GDP				9.375% due 03/10/23 (Þ)		6,593	6,461
Zero coupon due 05/31/40 (Þ)		6,195	2,092	7.869% due 01/19/24 (Å)(Ê)		2,800	2,297
			9,843	9.625% due 03/20/25 (Þ)		2,400	2,313
United Kingdom - 3.6%				Pension Insurance Corp. PLC
				6.500% due 07/03/24	GBP	300	390
Aberdeen Asset Management PLC				Privatbank CJSC Via UK SPV Credit
7.000% due 03/29/49 (ƒ)		600	627	Finance PLC
Anglo American Capital PLC				11.000% due 02/09/21		3,177	1,986
1.750% due 04/03/18	EUR	825	927	R&R Ice Cream PLC
3.500% due 03/28/22	EUR	825	917	Series REGS
Arqiva Broadcast Finance PLC				5.500% due 05/15/20	GBP	1,050	1,423
9.500% due 03/31/20 (Þ)	GBP	1,270	1,815	R&R Pik PLC
Series REGS				9.250% due 05/15/18 (Þ)	EUR	1,125	1,261
9.500% due 03/31/20	GBP	925	1,322	Series REGS
Barclays Bank PLC				9.250% due 05/15/18	EUR	735	824
Series 3				Royal Bank of Scotland Group PLC
1.500% due 10/29/49 (Ê)(ƒ)	GBP	750	647	5.500% due 11/29/49 (ƒ)	EUR	800	850
Barclays PLC				Skipton Building Society
8.000% due 12/15/49 (ƒ)	EUR	600	673	6.875% due 04/29/49 (Å)(ƒ)	GBP	262	322
Boparan Finance PLC				Synlab Bondco PLC
Series REGS				6.250% due 07/01/22 (Þ)	EUR	1,050	1,250
4.375% due 07/15/21	EUR	320	339	Synlab Unsecured Bondco PLC
5.500% due 07/15/21	GBP	815	1,003	8.250% due 07/01/23 (Þ)	EUR	460	533
Co-Operative Bank PLC				TA MFG., Ltd.
5.125% due 09/20/17	GBP	600	731	3.625% due 04/15/23 (Þ)	EUR	1,665	1,771
Coventry Building Society				Tesco Corporate Treasury Services PLC

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 129

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
2.500% due 07/01/24	EUR	855	977	Alvogen Pharmaceutical US, Inc. Term
Tesco PLC				Loan
5.000% due 03/24/23	GBP	375	533	6.000% due 04/02/22 (Ê)	539	539
Tullow Oil PLC				American Airlines, Inc. 1st Lien Term
6.000% due 11/01/20 (Þ)		1,400	1,148	Loan
				3.250% due 05/21/20 (Ê)	975	971
Ukreximbank Via Biz Finance PLC				American Airlines, Inc. 1st Lien Term
7.867% due 02/09/23 (Ê)(Þ)		6,067	5,006
9.750% due 01/22/25 (Þ)		2,369	2,298	Loan B
				3.500% due 04/28/23 (Ê)	500	498
Series REGS				American Builders & Contractors Supply
9.750% due 01/22/25		600	582	Co., Inc.
Virgin Media Finance PLC				5.625% due 04/15/21 (Þ)	1,985	2,050
4.875% due 02/15/22		1,000	832	American Express Credit Account
7.000% due 04/15/23 (Þ)	GBP	1,200	1,675	Master Trust
Series REGS				Series 2008-2 Class A
7.000% due 04/15/23	GBP	1,740	2,429	1.457% due 09/15/20 (Ê)	2,205	2,242
Virgin Media Investment Holdings, Ltd.				American Tire Distributors, Inc.
1st Lien Term Loan F				10.250% due 03/01/22 (Þ)	3,130	2,876
3.649% due 06/30/23 (Ê)		842	838	AmeriGas Finance LLC / AmeriGas
Virgin Media Secured Finance PLC				Finance Corp.
Series REGS				7.000% due 05/20/22	1,920	2,023
6.000% due 04/15/21	GBP	252	348	AmeriGas Partners, LP / AmeriGas
Vougeot Bidco PLC				Finance Corp.
7.875% due 07/15/20 (Þ)	GBP	160	220	5.625% due 05/20/24	1,535	1,589
Series REGS				Amsurg Corp.
7.875% due 07/15/20	GBP	2,050	2,822	Series WI
Worldpay Finance PLC				5.625% due 07/15/22	1,520	1,596
3.750% due 11/15/22 (Þ)	EUR	2,100	2,453	Ancestry.com Holdings LLC
			71,596	9.625% due 10/15/18 (Þ)	6,400	6,528
United States - 28.8%				Ancestry.com, Inc.
99 Cents Only Stores LLC				11.000% due 12/15/20	3,600	3,861
11.000% due 12/15/19		1,550	841	5.000% due 08/29/22 (Ê)	1,092	1,094
99 Cents Only Stores LLC Covenant-Lite				Anheuser-Busch InBev Finance, Inc.
Term Loan B2				1.157% due 02/01/19 (Ê)	1,065	1,063
4.500% due 01/13/19 (Ê)		1,429	1,077	Antero Resources Corp.
ABG Intermediate Holdings 2, LLC 1st				Series WI
Lien Term Loan				5.125% due 12/01/22	880	821
5.500% due 05/27/21 (Ê)		1,255	1,243	AP Gaming I LLC 1st Lien Term Loan B
ABG Intermediate Holdings, LLC 2nd				9.250% due 12/20/20 (Ê)	494	462
Lien Term Loan				Apex Tool Group LLC
9.500% due 05/27/22 (Ê)		493	478	7.000% due 02/01/21 (Þ)	1,690	1,517
Acadia Healthcare Co., Inc.				Apple, Inc.
Series WI				1.009% due 05/03/18 (Ê)	1,437	1,440
5.625% due 02/15/23		2,165	2,150	Arbor Pharmaceuticals, Inc. 1st Lien
6.500% due 03/01/24		2,850	2,944	Term Loan B
Accuvant, Inc. 2nd Lien Term Loan B				6.000% due 06/28/23	1,250	1,225
10.000% due 01/28/23 (Ê)		4,270	4,035	Arctic Glacier USA, Inc. 1st Lien Term
Active Network, Inc. 1st Lien Term				Loan B
Loan B				6.000% due 05/13/19 (Ê)	479	462
5.500% due 11/15/20 (Ê)		1,224	1,215	AssuredPartners, Inc. 1st Lien Term
AECOM				Loan
Series WI				5.750% due 10/21/22 (Ê)	338	338
5.750% due 10/15/22		2,110	2,221	Asurion LLC Covenant-Lite Term Loan
AES Corp.				B1
6.000% due 05/15/26		1,485	1,565	5.000% due 05/24/19 (Ê)	726	727
Albertsons Cos. LLC / Safeway, Inc. /				Asurion LLC Term Loan B4
New Albertson's, Inc / Albertson's				5.000% due 08/04/22 (Ê)	1,857	1,859
LLC				AT&T, Inc.
6.625% due 06/15/24 (Þ)		1,170	1,243	5.600% due 05/15/18	440	473
Albertsons LLC 1st Lien Term Loan B4				Avaya, Inc. Term Loan B7
4.500% due 08/22/21 (Ê)		1,277	1,283	6.250% due 05/29/20 (Ê)	985	741
Alliant Holdings I, LP 1st Lien Term				Avis Budget Car Rental LLC / Avis
Loan B				Budget Finance, Inc.
5.000% due 08/14/22 (Ê)		375	375	6.375% due 04/01/24 (Å)	61	62
				Ball Corp.

See accompanying notes which are an integral part of this quarterly report.

130 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.375% due 12/15/23	2,990	3,711	Cedar Fair, LP / Canada's Wonderland
Bank of Montreal			Co. / Magnum Management Corp.
Series YCD			Series WI
1.211% due 12/08/17 (Ê)(~)	1,000	1,000	5.375% due 06/01/24	1,045	1,087
Bank of Nova Scotia (The)			Cengage Learning, Inc.
Series YCD			5.250% due 06/07/23 (Ê)	580	578
1.354% due 03/28/18 (Ê)(~)	280	280	Centene Corp.
BBB Industries US Holdings, Inc.			Series WI
9.750% due 11/03/22 (Ê)	250	222	5.625% due 02/15/21	940	993
Belden, Inc.			6.125% due 02/15/24	450	483
5.500% due 04/15/23 (Þ)	105	123	Century Aluminum Co.
Series REGS			7.500% due 06/01/21 (Þ)	10,395	9,615
5.500% due 04/15/23	1,475	1,732	CenturyLink, Inc.
Benefit Street Partners CLO III, Ltd.			Series WI
Series 2013-IIIA Class D			5.625% due 04/01/25	1,275	1,209
5.124% due 01/20/26 (Å)(Ê)	500	434	Charming Charlie, Inc. 1st Lien Term
Benefit Street Partners CLO IX, Ltd.			Loan B
Series 2016-9A Class E			9.000% due 12/24/19 (Ê)	824	560
7.470% due 07/20/28 (Å)(Ê)	1,000	872	Chase Issuance Trust
BioScrip, Inc. 1st Lien Term Loan B			Series 2013-A7 Class A
6.500% due 07/31/20 (Ê)	2,500	2,379	0.617% due 09/15/20 (Ê)	1,595	1,599
BioScrip, Inc. Term Loan			Series 2014-A6 Class A6
6.500% due 07/31/20 (Ê)	1,500	1,427	1.260% due 07/15/19	400	401
			Checkout Holding Corp. Covenant-Lite
Blue Coat Holdings, Inc.			1st Lien Term Loan B
8.375% due 06/01/23 (Å)	250	281	4.500% due 04/09/21 (Ê)	1,960	1,668
BlueLine Rental Finance Corp.			Checkout Holding Corp. Covenant-Lite
7.000% due 02/01/19 (Þ)	1,505	1,385	2nd Lien Term Loan
BMC Software Finance, Inc. 1st Lien			7.750% due 04/09/22 (Ê)	750	507
Term Loan B			Chelsea Petroleum Products I LLC 1st
5.000% due 09/10/20 (Ê)	940	862	Lien Term Loan B
BMW US Capital LLC			5.250% due 10/28/22 (Ê)	981	979
1.500% due 04/11/19 (Þ)	2,655	2,673	Cheniere Corpus Christi Holdings LLC
BMW Vehicle Owner Trust			7.000% due 06/30/24 (Þ)	1,600	1,672
Series 2014-A Class A3			Chevron Corp.
0.970% due 11/26/18	1,285	1,285	1.126% due 05/16/18 (Ê)	1,500	1,502
Boyd Gaming Corp.			CHS/Community Health Systems, Inc.
6.375% due 04/01/26 (Þ)	545	581	6.875% due 02/01/22	1,355	1,165
Brazil Loan Trust 1			CHS/Community Health Systems, Inc.
5.477% due 07/24/23 (Þ)	1,896	1,768	1st Lien Term Loan F
Brickman Group, Ltd. LLC 1st Lien			3.924% due 12/31/18 (Ê)	878	870
Term Loan B			CHS/Community Health Systems, Inc.
4.000% due 12/18/20 (Ê)	1,970	1,962	1st Lien Term Loan G
BWAY Holding Co. 1st Lien Term Loan			3.750% due 12/31/19 (Ê)	1,778	1,748
B			Churchill Downs, Inc.
5.500% due 08/14/20 (Ê)	470	470	5.375% due 12/15/21 (Þ)	1,190	1,220
Caesars Entertainment Corp. 1st Lien
Term Loan B			Ciena Corp. 1st Lien Term Loan
			4.250% due 04/25/21 (Ê)	500	502
7.000% due 10/11/20 (Ê)	2,452	2,392	Cincinnati Bell, Inc. 1st Lien Term
Camping World, Inc. 1st Lien Term
Loan B			Loan B
5.750% due 02/20/20 (Ê)	1,325	1,323	4.000% due 09/10/20 (Ê)	1,228	1,226
CareCore National LLC 1st Lien Term			Cision, Inc. Term Loan B
Loan			7.000% due 05/12/23	1,500	1,431
5.500% due 03/06/21 (Ê)	1,765	1,712	CITGO Petroleum Corp.
Carlson Travel Holdings, Inc.			6.250% due 08/15/22 (Þ)	1,195	1,153
7.500% due 08/15/19 (Þ)	3,145	3,098	Citibank Credit Card Issuance Trust
Cast & Crew Payroll LLC 1st Lien Term			Series 2014-A2 Class A2
Loan			1.020% due 02/22/19	2,600	2,602
4.750% due 08/03/22 (Ê)	750	742	Clear Channel Worldwide Holdings, Inc.
Cast & Crew Payroll LLC 2nd Lien Term			Series A
Loan			7.625% due 03/15/20	3,690	3,505
8.750% due 08/03/23 (Ê)	250	235	6.500% due 11/15/22	4,550	4,527
CCO Holdings LLC / CCO Holdings			Series B
Capital Corp.			7.625% due 03/15/20	1,720	1,703
5.875% due 04/01/24 (Þ)	500	534

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 131

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cleaver-Brooks, Inc.			4.625% due 07/15/23	680	422
8.750% due 12/15/19 (Þ)	4,720	4,862	Deutsche Postbank Funding Trust IV
Cloud Crane LLC			5.983% due 06/29/49 (ƒ)	1,000	1,119
10.125% due 08/01/24 (Å)	800	824	Diamond 1 Finance Corp. / Diamond 2
Commercial Barge Line Co. 1st Lien			Finance Corp
Term Loan B			5.875% due 06/15/21 (Å)	177	185
9.750% due 11/12/20 (Ê)	879	822	5.450% due 06/15/23 (Þ)	1,795	1,901
CommScope Holding Co., Inc.			7.125% due 06/15/24 (Å)	126	136
6.625% due 06/01/20 (Þ)	194	201	6.020% due 06/15/26 (Þ)	1,180	1,264
CommScope, Inc.			DISH DBS Corp.
5.000% due 06/15/21 (Þ)	1,410	1,461	7.750% due 07/01/26 (Þ)	685	710
5.500% due 06/15/24 (Å)	720	749	Series WI
Communications Sales & Leasing, Inc.			5.875% due 11/15/24	915	883
1st Lien Term Loan B			Dynegy, Inc.
5.000% due 10/16/22 (Ê)	1,485	1,483	5.875% due 06/01/23	310	279
Compuware Corp. 1st Lien Term Loan B2			Eastman Kodak Co.
6.250% due 12/15/21 (Ê)	992	950	1.000% due 09/03/19 (Ê)	984	967
Concentra, Inc. 2nd Lien Term Loan B			Education Management LLC Term Loan
9.000% due 06/01/23 (Ê)	2,050	2,009	B
Connolly Corp. 2nd Lien Term Loan			2.000% due 07/02/20	294	12
8.000% due 05/14/22 (Ê)	671	657	Emerald 3, Ltd. 2nd Lien Term Loan
Constellis Holdings LLC / Constellis			8.000% due 05/09/22	800	712
Finance Corp.			Emerald US, Inc. Term Loan B1
9.750% due 05/15/20 (Å)	500	487	5.000% due 05/09/21	1,000	910
Continental Building Products Operating			EMI Music Publishing Group NA
Co. LLC 1st Lien Term Loan			Holdings, Inc.
4.000% due 08/28/20 (Ê)	1,545	1,540	7.625% due 06/15/24 (Þ)	370	397
Continental Resources, Inc.			Endo Finance LLC
5.000% due 09/15/22	590	552	5.750% due 01/15/22 (Þ)	765	688
4.500% due 04/15/23	350	317	Endo Finance LLC / Endo Finco, Inc.
3.800% due 06/01/24	650	556	5.375% due 01/15/23 (Þ)	65	56
ConvergeOne Holdings Corp. Covenant-			Energizer Holdings, Inc.
Lite 1st Lien Term Loan			5.500% due 06/15/25 (Þ)	895	914
6.000% due 06/17/20 (Ê)	245	236	EnergySolutions LLC 1st Lien Term
Corrections Corp. of America			Loan B
4.625% due 05/01/23	1,960	1,989	6.750% due 05/29/20 (Ê)	1,193	1,184
Covanta Holding Corp.			Envision Healthcare Corp.
6.375% due 10/01/22	1,725	1,781	5.125% due 07/01/22 (Þ)	1,350	1,374
CPI Buyer LLC Covenant-Lite 2nd Lien			ESH Hospitality, Inc.
Term Loan			5.250% due 05/01/25 (Þ)	1,200	1,194
8.500% due 08/18/22 (Å)(Ê)	3,150	2,929	Extraction Oil & Gas Holdings LLC /
CPI Card Group, Inc. 1st Lien Term			Extraction Finance Corp.
Loan B			7.875% due 07/15/21 (Å)	1,250	1,250
5.500% due 08/17/22 (Ê)	180	175	Exxon Mobil Corp.
CPM Holdings, Inc. 2nd Lien Term Loan			0.723% due 03/01/18 (Ê)	2,000	1,997
10.250% due 02/12/22 (Å)	3,070	2,886	Fieldwood Energy LLC 1st Lien Term
CSC Holdings LLC			Loan
5.250% due 06/01/24	1,150	1,095	8.000% due 08/31/20 (Ê)	1,120	926
CSRA, Inc. 1st Lien Term Loan B			8.375% due 09/30/20 (Ê)	1,510	881
3.750% due 10/29/22 (Ê)	490	492	Fieldwood Energy LLC 2nd Lien Term
Cvent, Inc. Term Loan			Loan
1.000% due 06/03/23(v)	500	500	8.375% due 09/30/20 (Ê)	825	256
DaVita HealthCare Partners, Inc.			First Data Corp.
5.125% due 07/15/24	1,535	1,585	7.000% due 12/01/23 (Þ)	5,200	5,350
DBP Holding Corp.			5.750% due 01/15/24 (Þ)	1,020	1,025
7.750% due 10/15/20 (Þ)	2,160	1,663	First Data Corp. 1st Lien Term Loan B
Dell International LLC 1st Lien Term			4.238% due 07/10/22 (Ê)	1,256	1,259
Loan B2			First Quality Finance Co., Inc.
4.000% due 04/29/20 (Ê)	984	984	4.625% due 05/15/21 (Þ)	1,225	1,202
Dell, Inc. Term Loan B			Ford Credit Auto Owner Trust
1.000% due 05/24/23 (v)	1,000	1,000	Series 2013-C Class A3
Denbury Resources, Inc.			0.820% due 12/15/17	61	61
9.000% due 05/15/21 (Þ)	1,040	1,040	Series 2014-A Class A3
5.500% due 05/01/22	965	613	0.790% due 05/15/18	397	397

See accompanying notes which are an integral part of this quarterly report.

132 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Foresight Energy LLC / Foresight Energy			Series 2013-4 Class A4
Finance Corp.			1.040% due 02/18/20	1,250	1,250
7.875% due 08/15/21 (Å)	13,090	9,228	Series 2014-2 Class A3
Forum Energy Technologies, Inc.			0.770% due 03/19/18	551	551
6.250% due 10/01/21	1,870	1,744	Series 2015-2 Class A2
Foundation Building Materials LLC 1st			0.690% due 08/21/17	114	114
Lien Term Loan			Series 2016-2 Class A2
7.250% due 10/09/22 (Ê)	1,247	1,244	1.130% due 09/17/18	400	401
Foundational Building Materials, LLC
2nd Lien Term Loan			HRG Group, Inc.
11.500% due 09/17/23 (Å)(Ê)	3,020	3,012	7.875% due 07/15/19	707	749
FPC Holdings, Inc. 1st Lien Term Loan			7.750% due 01/15/22	12,343	12,590
5.250% due 11/27/19 (Ê)	978	819	HUB International, Ltd.
			9.250% due 02/15/21 (Þ)	4,600	4,853
FPC Holdings, Inc. 2nd Lien Term Loan			7.875% due 10/01/21 (Þ)	1,400	1,403
9.250% due 05/27/20 (Å)(Ê)	2,000	1,310
Frontier Communications Corp.			Hughes Satellite Systems Corp.
7.125% due 01/15/23	1,010	937	5.250% due 08/01/26 (Å)	380	379
7.625% due 04/15/24	975	899	6.625% due 08/01/26 (Å)	350	347
FullBeauty Brands Holding Corp. 2nd			Hypo Real Estate International Trust I
Lien Term Loan			5.864% due 06/29/49 (ƒ)	700	769
10.000% due 09/22/23	500	405	Hyundai Auto Receivables Trust
FullBeauty Brands Holdings Corp. 1st			Series 2014-A Class A3
Lien Term Loan B			0.790% due 07/16/18	1,138	1,137
5.750% due 10/14/22 (Ê)	748	707	Series 2015-A Class A3
General Mills, Inc.			1.050% due 04/15/19	500	500
5.650% due 02/15/19	700	778	IMS Health, Inc.
GENEX Holdings, Inc. 1st Lien Term			4.125% due 04/01/23 (Þ)	2,500	2,894
Loan B			Indigo Merger Sub I, Inc. 1st Lien Term
5.250% due 05/30/21 (Ê)	483	477	Loan
GENEX Holdings, Inc. 2nd Lien Term			4.750% due 07/08/21 (Ê)	750	746
Loan			Ingles Markets, Inc.
8.750% due 05/30/22 (Ê)	250	237	5.750% due 06/15/23	1,500	1,541
GEO Group, Inc. (The)			International Business Machines Corp.
5.125% due 04/01/23	930	932	1.076% due 08/18/17 (Ê)	750	753
Getty Images, Inc. Covenant-Lite 1st			1.125% due 02/06/18	500	502
Lien Term Loan B			International Wire Group, Inc.
4.750% due 10/18/19 (Ê)	1,473	1,155	10.750% due 08/01/21 (Å)	1,460	1,405
GLP Capital, LP / GLP Financing II, Inc.			Intrawest Operations Group, LLC 1st
5.375% due 04/15/26	600	640	Lien Term Loan B
Goldcup Merger Sub, Inc. 1st Lien Term			5.000% due 12/09/20 (Ê)	1,842	1,845
Loan B			Intrepid Aviation Group Holdings LLC /
6.000% due 05/03/23 (Ê)	500	502	Intrepid Finance Co.
Gulfport Energy Corp.			6.875% due 02/15/19 (Þ)	1,985	1,791
Series WI			IPC Corp. 2nd Lien Term Loan
6.625% due 05/01/23	865	871	10.500% due 02/06/22 (Ê)	500	392
Harland Clarke Holdings Corp.			Iron Mountain US Holdings, Inc.
6.875% due 03/01/20 (Å)	100	96	5.375% due 06/01/26 (Å)	245	248
Harland Clarke Holdings Corp.			Iron Mountain, Inc.
Covenant-Lite 1st Lien Term Loan B4			4.375% due 06/01/21 (Å)	245	254
6.993% due 08/04/19 (Ê)	1,882	1,826	J Crew Group, Inc. Covenant-Lite 1st
Hawaiian Telcom Communications, Inc.			Lien Term Loan B
Term Loan B			4.000% due 03/05/21 (Ê)	494	350
5.250% due 06/06/19 (Ê)	1,231	1,230	JBS USA LLC
HCA Holdings, Inc.			7.250% due 06/01/21 (Þ)	1,090	1,125
6.250% due 02/15/21	2,045	2,216	5.875% due 07/15/24 (Þ)	120	119
HCA, Inc.			Jo-Ann Stores LLC
5.250% due 06/15/26	1,555	1,648	8.125% due 03/15/19 (Þ)	970	947
HD Supply, Inc.			Johnson & Johnson
5.750% due 04/15/24 (Þ)	2,085	2,220	0.943% due 03/01/19 (Ê)	350	351
HealthSouth Corp.			Joseph T Ryerson & Son, Inc.
5.750% due 11/01/24	1,280	1,328	11.000% due 05/15/22 (Þ)	3,710	4,044
Heartland Dental Care, LLC 2nd Lien			KFC Holding Co. / Pizza Hut Holdings
Term Loan			LLC / Taco Bell of America LLC
9.750% due 06/21/19 (Ê)	5,120	4,877	5.000% due 06/01/24 (Þ)	1,500	1,567
Honda Auto Receivables Owner Trust			Kloeckner Pentaplast of America, Inc.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 133

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.125% due 11/01/20 (Þ)	1,250	1,474	9.125% due 10/01/18	2,360	1,959
Kraton Polymers LLC			Navient Corp.
1.000% due 01/06/22 (Ê)	190	189	Series MTN
Lamar Media Corp.			4.875% due 06/17/19	1,920	1,930
5.750% due 02/01/26 (Þ)	1,490	1,598	Navistar, Inc. 1st Lien Term Loan B
Laredo Petroleum, Inc.			6.500% due 08/07/20 (Ê)	498	468
5.625% due 01/15/22	1,010	914	NBTY, Inc. 1st Lien Term Loan B
Lattice Semiconductor Corp. 1st Lien			5.000% due 05/05/23 (Ê)	500	498
Term Loan B			Neiman Marcus Group, Ltd. LLC
5.250% due 03/10/21 (Ê)	1,474	1,442	8.750% due 10/15/21 (Þ)	1,835	1,450
Level 3 Financing, Inc.			Neptune Finco Corp. 1st Lien Term
Series WI			Loan B
5.375% due 08/15/22	540	567	5.000% due 10/09/22 (Ê)	748	753
5.375% due 01/15/24	925	970	New Millennium Holdco, Inc. 1st Lien
Level 3 Financing, Inc. Term Loan B2			Term Loan
3.500% due 05/31/22 (Ê)	1,000	1,003	7.500% due 12/21/20 (Ê)	506	357
LifePoint Health, Inc.			Newfield Exploration Co.
5.500% due 12/01/21	1,210	1,270	5.625% due 07/01/24	100	99
5.375% due 05/01/24 (Þ)	1,435	1,467	5.375% due 01/01/26	410	392
Linn Energy LLC / Linn Energy Finance			Nielsen Finance LLC / Nielsen Finance
Corp.			Co.
12.000% due 12/15/20 (Þ)	1,248	463	5.000% due 04/15/22 (Þ)	1,055	1,088
LTS Buyer LLC 2nd Lien Term Loan			Nissan Auto Receivables Owner Trust
8.000% due 04/01/21 (Ê)	1,550	1,546	Series 2013-C Class A3
MacDermid, Inc. 1st Lien Term Loan B2			0.670% due 08/15/18	546	545
5.500% due 06/07/20 (Ê)	1,970	1,968	Series 2014-A Class A3
Match Group, Inc.			0.720% due 08/15/18	367	367
6.375% due 06/01/24 (Å)	369	394	Series 2016-A Class A2A
Match Group, Inc. 1st Lien Term Loan			1.060% due 02/15/19	500	500
B1			North American Lifting Holdings, Inc.
5.500% due 10/27/22 (Ê)	396	399	1st Lien Term Loan
MCC Iowa LLC 1st Lien Term Loan H			5.500% due 11/27/20 (Ê)	975	736
3.250% due 01/29/21 (Ê)	1,477	1,476	North American Lifting Holdings, Inc.
Meccanica Holdings USA, Inc.			Covenant-Lite 2nd Lien Term Loan
6.250% due 07/15/19 (Þ)	965	1,061	10.000% due 11/27/21 (Ê)	250	163
			North Atlantic Trading Co., Inc. 1st Lien
MEDNAX, Inc.			Term Loan B
5.250% due 12/01/23 (Å)	1,395	1,454	9.000% due 01/13/20 (Ê)	2,361	2,335
Merck & Co., Inc.			Novelis, Inc.
0.986% due 05/18/18 (Ê)	2,275	2,284	8.750% due 12/15/20	2,975	3,101
Mergermarket USA, Inc. 1st Lien Term
Loan			NRG Energy, Inc.
4.500% due 02/04/21 (Ê)	874	852	6.250% due 07/15/22	285	286
MGM Growth Properties Operating			6.625% due 03/15/23	900	907
Partnership, LP 1st Lien Term Loan B			Nuance Communications, Inc.
4.000% due 04/25/23 (Ê)	499	502	6.000% due 07/01/24 (Þ)	2,550	2,639
Microsoft Corp.			Numericable US LLC Term Loan B6
1.300% due 11/03/18	1,530	1,541	4.750% due 02/10/23 (Ê)	498	498
MPH Acquisition Holdings LLC			Numericable US LLC Term Loan B7
7.125% due 06/01/24 (Þ)	2,100	2,240	5.000% due 01/31/24 (Ê)	499	499
MPT Operating Partnership, LP / MPT			NVA Holdings, Inc. 2nd Lien Term Loan
Finance Corp.			8.000% due 08/14/22 (Ê)	1,160	1,152
4.000% due 08/19/22	1,000	1,186	Oasis Petroleum, Inc.
6.375% due 03/01/24	1,295	1,412	6.875% due 03/15/22	980	855
MSC.Software Corp. 1st Lien Term Loan			6.875% due 01/15/23	1,455	1,222
5.000% due 05/29/20 (Ê)	1,470	1,415	Opal Acquisition, Inc.
MultiPlan, Inc. 1st Lien Term Loan B			8.875% due 12/15/21 (Þ)	6,460	5,233
5.000% due 05/25/23 (Ê)	750	758	Optimas OE Solutions Holding LLC /
Nathan's Famous, Inc.			Optimas OE Solutions, Inc.
10.000% due 03/15/20 (Þ)	2,565	2,757	8.625% due 06/01/21 (Þ)	2,960	2,238
National Vision, Inc. 2nd Lien Term			PACCAR Financial Corp.
Loan			1.280% due 12/06/18 (Ê)	275	276
6.750% due 03/13/22 (Ê)	380	343	Party City Holdings, Inc.
Natural Resource Partners, LP / NRP			6.125% due 08/15/23 (Þ)	1,850	1,947
Finance Corp.			Patterson Co. 2nd Lien Term Loan

See accompanying notes which are an integral part of this quarterly report.

134 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
9.500% due 08/28/23 (Å)(Ê)	3,490	3,403	Realogy Group LLC 1st Lien Term Loan
Pelican Products, Inc. Covenant-Lite 1st			B
Lien Term Loan			3.750% due 07/14/22 (Ê)	375	377
5.250% due 04/11/20 (Ê)	968	948	Regatta V Funding, Ltd.
Petco Animal Supplies, Inc. 1st Lien			Series 2014-1A Class D
Term Loan B1			5.519% due 10/25/26 (Å)(Ê)	671	566
5.000% due 01/26/23 (Ê)	413	416	RegionalCare Hospital Partners
PetSmart, Inc. 1st Lien Term Loan B			Holdings, Inc.
4.250% due 03/10/22 (Ê)	1,975	1,978	8.250% due 05/01/23 (Þ)	5,955	6,201
PFS Acquisition LLC 2nd Lien Term			Renaissance Learning, Inc. 1st Lien
Loan			Term Loan
8.250% due 01/31/22 (Ê)	7,390	5,124	4.500% due 04/09/21 (Ê)	978	969
PGX Holdings, Inc. Covenant-Lite 1st			Rent-A-Center, Inc.
Lien Term Loan			6.625% due 11/15/20	1,700	1,589
5.750% due 08/21/20 (Ê)	475	473	4.750% due 05/01/21	370	311
PHI, Inc.			RentPath, Inc. 1st Lien Term Loan
5.250% due 03/15/19	1,610	1,481	6.250% due 12/17/21 (Ê)	1,970	1,832
Pilgrim's Pride Corp.			Revlon Consumer Products Corp.
5.750% due 03/15/25 (Þ)	1,065	1,078	5.750% due 02/15/21	3,480	3,532
Pinnacle Entertainment, Inc. Term Loan			Reynolds Group Issuer, Inc. / Reynolds
B			Group Issuer LLC / Reynolds Group
3.750% due 04/28/23	250	250	Issuer Lu
Pipeline Supply and Service LLC 1st			5.750% due 10/15/20	1,355	1,399
Lien Term Loan B			5.125% due 07/15/23 (Þ)	955	985
5.500% due 01/28/20 (Ê)	489	342	7.000% due 07/15/24 (Þ)	910	962
Plantronics, Inc.			Rite Aid Corp.
5.500% due 05/31/23 (Þ)	900	911	6.125% due 04/01/23 (Þ)	1,125	1,194
Plastipak Holdings, Inc.			Riverbed Technology, Inc. 1st Lien Term
6.500% due 10/01/21 (Þ)	1,180	1,209	Loan B
Post Holdings, Inc.			5.000% due 04/27/22 (Ê)	1,951	1,960
6.000% due 12/15/22 (Þ)	1,165	1,229	Rovi Solutions Corp. Covenant-Lite 1st
7.750% due 03/15/24 (Þ)	55	61	Lien Term Loan B
5.000% due 08/15/26 (Å)	1,435	1,431	3.750% due 07/02/21 (Ê)	980	973
Pre-Paid Legal Services, Inc. 2nd Lien			Royal Oak Enterprises LLC Term Loan B
Term Loan			5.750% due 06/16/23	1,000	997
10.250% due 07/01/20 (Ê)	500	495	RP Crown Parent LLC 1st Lien Term
Prime Security Services Borrower LLC			Loan B
Term Loan B1			6.000% due 12/21/18 (Ê)	975	943
4.750% due 04/21/22 (Ê)	125	126	RPI Finance Trust 1st Lien Term Loan
PSPC Escrow Corp.			B4
6.000% due 02/01/23 (Þ)	810	788	3.500% due 12/11/20	985	989
Series REGS			Sabine Pass Liquefaction LLC
6.000% due 02/01/23	1,495	1,454	5.625% due 02/01/21	1,372	1,417
Puttable Floating Option Taxable Notes			5.625% due 04/15/23	165	168
General Obligation Unlimited			5.875% due 06/30/26 (Þ)	850	872
0.740% due 08/01/49 (Ê)(Þ)	300	300	Series WI
Qualitytech, LP / QTS Finance Corp.			5.625% due 03/01/25	5,535	5,651
Series WI			Samsonite International SA Term Loan B
5.875% due 08/01/22	2,580	2,644	4.000% due 04/05/23	1,000	1,010
Quincy Newspapers, Inc. 1st Lien Term			Scientific Games International, Inc.
Loan B			7.000% due 01/01/22 (Þ)	1,700	1,768
5.500% due 11/02/22 (Ê)	490	491	Scientific Games International, Inc.
Radio One, Inc.			Covenant-Lite 1st Lien Term Loan B1
7.375% due 04/15/22 (Å)	100	100	6.000% due 10/18/20 (Ê)	2,194	2,191
Range Resources Corp.			SCS Holdings, Inc. 1st Lien Term Loan B
Series WI			6.000% due 10/30/22 (Ê)	494	497
4.875% due 05/15/25	1,235	1,173	Sealed Air Corp.
RBS Capital Trust B			Series REGS
6.800% due 12/31/49 (ƒ)	1,000	997	4.500% due 09/15/23	1,670	2,030
RCN Telecom Services LLC / RCN			SeaWorld Parks & Entertainment, Inc.
Capital Corp.			1st Lien Term Loan B3
8.500% due 08/15/20 (Þ)	5,441	5,699	4.000% due 05/14/20 (Ê)	440	440
Real Alloy Holding, Inc.			Sequa Corp.
10.000% due 01/15/19 (Þ)	5,010	5,035	7.000% due 12/15/17 (Þ)	2,095	335

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 135

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Serta Simmons Bedding LLC			8.750% due 11/12/21 (Ê)	500	470
8.125% due 10/01/20 (Þ)	3,020	3,156	TCH-2 Holdings, LLC 1st Lien Term
SESI LLC			Loan
7.125% due 12/15/21	510	495	5.500% due 05/12/21 (Ê)	1,378	1,378
Shale-Inland Holdings LLC / Shale-			Telenet Financing USD LLC
Inland Finance Corp.			4.250% due 06/30/24 (Ê)	500	501
8.750% due 11/15/19 (Þ)	2,040	1,387	Tempur Sealy International, Inc.
Signode Industrial Group US, Inc.			5.500% due 06/15/26 (Þ)	2,135	2,160
Covenant-Lite 1st Lien Term Loan B			Tenet Healthcare Corp.
3.750% due 05/01/21 (Ê)	900	895	4.375% due 10/01/21	1,490	1,486
Simmons Foods, Inc.			Series WI
7.875% due 10/01/21 (Þ)	1,480	1,365	6.750% due 06/15/23	8,940	8,604
SIRVA Worldwide, Inc. 1st Lien Term			TerraForm AP Acquisition Holdings LLC
Loan			1.000% due 06/26/22 (Ê)	516	503
7.500% due 03/27/19 (Ê)	2,131	2,105	TerraForm Power Operating LLC
Six Flags Entertainment Corp.			5.875% due 02/01/23 (Þ)	1,535	1,541
4.875% due 07/31/24 (Þ)	1,855	1,860	Tesoro Logistics, LP / Tesoro Logistics
SolarWinds Holdings, Inc. 1st Lien Term			Finance Corp.
Loan B			6.375% due 05/01/24	1,000	1,054
6.500% due 02/05/23 (Ê)	150	151	TIAA CLO I, Ltd.
Solera LLC / Solera Finance, Inc.			Series 2016-1A Class E1
10.500% due 03/01/24 (Å)	480	518	8.736% due 07/20/28 (Å)(Ê)	683	614
Solera LLC 1st Lien Term Loan B			T-Mobile USA, Inc.
5.750% due 03/04/23 (Ê)	470	474	6.542% due 04/28/20	130	134
SourceHOV LLC 1st Lien Term Loan B			6.633% due 04/28/21	285	300
7.750% due 10/31/19 (Ê)	944	742	6.000% due 03/01/23	2,220	2,347
Southwestern Energy Co.			TMS International Corp.
4.100% due 03/15/22	15	13	7.625% due 10/15/21 (Þ)	2,420	1,742
6.700% due 01/23/25	1,945	1,887	Toyota Auto Receivables Owner Trust
Sprint Communications, Inc.			Series 2015-B Class A2A
8.375% due 08/15/17	2,190	2,269	0.770% due 11/15/17	292	292
6.000% due 11/15/22	2,075	1,780	TransDigm, Inc.
Sprint Corp.			5.500% due 10/15/20	4,390	4,500
Series WI			6.000% due 07/15/22	710	733
7.250% due 09/15/21	3,220	3,005	TreeHouse Foods, Inc.
Standard Industries, Inc.			6.000% due 02/15/24 (Þ)	1,620	1,741
5.500% due 02/15/23 (Þ)	2,575	2,684
Steak N' Shake Operations, Inc. 1st Lien			Tribune Media Co. 1st Lien Term Loan B
Term Loan B			3.750% due 12/27/20 (Ê)	495	496
4.750% due 03/19/21 (Ê)	696	682	Tronox Finance LLC
Sterling Midco Holdings, Inc. 2nd Lien			6.375% due 08/15/20	795	644
Term Loan			7.500% due 03/15/22 (Þ)	1,370	1,087
Zero coupon due 06/19/23 (Ê)	4,200	4,011	TruGreen Limited Partnership 1st Lien
Suburban Propane Partners, LP /			Term Loan B
Suburban Energy Finance Corp.			6.500% due 03/29/23	750	756
7.375% due 08/01/21	1,225	1,274	United Airlines, Inc. 1st Lien Term
Suburban Propane Partners, LP/			Loan B
Suburban Energy Finance Corp.			3.250% due 04/01/19 (Ê)	975	974
5.750% due 03/01/25	565	562	United Rentals NA, Inc.
Summit Materials LLC / Summit			7.625% due 04/15/22	1,025	1,095
Materials Finance Corp.			Univision Communications, Inc.
Series WI			6.750% due 09/15/22 (Þ)	540	576
6.125% due 07/15/23	2,175	2,191	5.125% due 05/15/23 (Þ)	520	534
Summit Midstream Holdings LLC /			UTEX Industries, Inc. Covenant-Lite 1st
Summit Midstream Finance Corp.			Lien Term Loan B
5.500% due 08/15/22	240	221	5.000% due 05/22/21 (Ê)	1,176	814
SunCoke Energy Partners, LP / SunCoke			UTEX Industries, Inc. Covenant-Lite
Energy Partners Finance Corp.			2nd Lien Term Loan B
7.375% due 02/01/20 (Þ)	2,750	2,337	8.250% due 05/22/22 (Å)(Ê)	1,470	674
Surgery Center Holdings, Inc.			Valeant Pharmaceuticals International,
8.875% due 04/15/21 (Þ)	2,440	2,599	Inc.
Surgical Care Affiliates, Inc.			6.750% due 08/15/18 (Þ)	50	49
6.000% due 04/01/23 (Þ)	2,350	2,444	5.375% due 03/15/20 (Þ)	1,800	1,605
TCH-2 Holdings LLC Covenant-Lite 2nd			5.625% due 12/01/21 (Þ)	1,685	1,439
Lien Term Loan			5.875% due 05/15/23 (Þ)	930	774

See accompanying notes which are an integral part of this quarterly report.

136 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Valeant Pharmaceuticals International,			Venezuela Government International
Inc. 1st Lien Term Loan BF1			Bond
5.000% due 04/02/22 (Ê)	577	573	Series REGS
Varsity Brands, Inc. 1st Lien Term Loan			13.625% due 08/15/18	1,800	1,118
5.000% due 12/11/21	1,231	1,235	7.000% due 12/01/18	3,000	1,605
Verdesion Life Sciences LLC 1st Lien			7.750% due 10/13/19	4,000	1,915
Term Loan B					23,572
6.000% due 07/01/20 (Ê)	1,390	1,307	Vietnam - 0.1%
VEREIT Operating Partnership, LP			Vietnam Government International Bond
4.875% due 06/01/26	2,750	2,887	6.750% due 01/29/20 (Þ)	1,500	1,686
Vertafore, Inc. 1st Lien Term Loan
4.750% due 06/09/23	1,000	1,001	Total Long-Term Fixed Income
Vince LLC 1st Lien Term Loan B			Investments
5.750% due 11/27/19 (Ê)	257	240
Vizient, Inc.			(cost $1,558,898)		1,538,762
10.375% due 03/01/24 (Þ)	4,910	5,536
VWR Funding, Inc.			Common Stocks - 0.0%
4.625% due 04/15/22 (Þ)	2,475	2,850	United States - 0.0%
Series REGS			Education Management Corp.(Þ)	4,460,190	1
4.625% due 04/15/22	405	466	Millennium Health LLC(Æ)	14,862	52
Walter Investment Management Corp.					53
Series WI
7.875% due 12/15/21	1,175	570	Total Common Stocks
Washington Inventory Service 2nd Lien			(cost $435)		53
Term Loan
10.250% due 06/20/19 (Å)(Ê)	2,600	910
Waste Industries USA, Inc. 1st Lien			Preferred Stocks - 0.3%
Term Loan B			Netherlands - 0.1%
3.500% due 02/27/20 (Ê)	500	500	ING Groep NV	52,651	1,373
Watco Cos. LLC / Watco Finance Corp.
6.375% due 04/01/23 (Þ)	1,610	1,610	Spain - 0.0%
Wayne Merger Sub LLC			Santander Finance Preferred SAU	15,850	412
8.250% due 08/01/23 (Å)	4,680	4,662
Western Digital Corp. 1st Lien Term			United Kingdom - 0.2%
Loan B			Barclays Bank PLC	90,976	2,338
6.250% due 04/29/23 (Ê)	221	223	HSBC Holdings PLC	24,075	631
William Morris Endeavor Entertainment					2,969
LLC 1st Lien Term Loan B
5.250% due 05/06/21 (Ê)	1,470	1,468	United States - 0.0%
WMG Acquisition Corp.			Aareal Bank Capital Funding Trust	11,908	341
6.750% due 04/15/22 (Þ)	4,020	4,221	Citigroup Capital XIII(Ê)	10,000	262
Series REGS			Countrywide Capital IV	20,000	504
6.250% due 01/15/21	2,556	2,923	Deutsche Bank Contingent Capital Trust
World Endurance Holdings 1st Lien			II	10,000	251
Term Loan			Education Management Corp.	2,128	—
5.250% due 06/26/21 (Ê)	985	982			1,358
Xerium Technologies, Inc.
9.500% due 08/15/21 (Å)	1,760	1,751	Total Preferred Stocks
Zayo Group LLC / Zayo Capital, Inc.			(cost $6,299)		6,112
Series WI
6.000% due 04/01/23	8,250	8,580
ZF NA Capital, Inc.			Warrants & Rights - 0.0%
4.500% due 04/29/22 (Þ)	2,055	2,132	United States - 0.0%
			Education Management Corp.(Æ)

Venezuela, Bolivarian Republic of - 1.2%		569,902	2021 Warrants	1,564,221	—
Petroleos de Venezuela SA			Total Warrants & Rights
5.375% due 04/12/27	15,000	5,479
Series REGS			(cost $—)		—
8.500% due 11/02/17	2,667	2,076
9.000% due 11/17/21	5,000	2,461	Short-Term Investments - 19.6%
6.000% due 05/16/24	13,000	4,843	Argentina - 0.2%
9.750% due 05/17/35	2,000	880	Argentina Bonar Bonds
5.500% due 04/12/37	9,000	3,195	Series X
			7.000% due 04/17/17	750	782

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 137

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Letras del Banco Central de la Republica				Barton Capital SA
Argentina				0.490% due 08/08/16 (ç)(Þ)(~)	1,800		1,800
Series ARS				Caisse Centrale Desjardins
Zero coupon due 08/17/16	ARS	2,520	166	0.400% due 08/02/16 (ç)(Þ)(~)	2,000		2,000
Zero coupon due 09/07/16	ARS	2,520	163	Canadian Imperial Bank of Commerce
Zero coupon due 09/14/16	ARS	9,420	607	0.390% due 08/02/16 (ç)(~)	2,000		2,000
Zero coupon due 12/21/16	ARS	3,100	188	Cargill, Inc.
Zero coupon due 12/28/16	ARS	2,330	141	0.410% due 08/05/16 (ç)(Þ)(~)	2,000		2,000
			2,047	Citigroup, Inc.
Australia - 0.1%				1.306% due 11/15/16 (Ê)	2,150		2,152
Australia & New Zealand Banking				ConocoPhillips Canada Funding Co. I
Group, Ltd.				5.625% due 10/15/16	1,500		1,513
1.045% due 01/10/17 (Ê)(Þ)		500	500	CRC Funding LLC
Westpac Banking Corp.				0.924% due 01/05/17 (Þ)(~)	600		598
1.092% due 11/25/16 (Ê)		1,875	1,877	Credit Agricole SA
			2,377	0.410% due 08/02/16 (ç)(~)	2,100		2,100
Brazil - 0.1%				eBay, Inc.
Brazil Letras do Tesouro Nacional				0.943% due 07/28/17 (Ê)	125		124
Series LTN				ENI Finance USA, Inc.
Zero coupon due 10/01/16	BRL	2,760	831	0.760% due 08/01/16 (ç)(Þ)(~)	2,000		2,000
Canada - 0.2%				General Electric Co.
Ontario Teachers' Finance Trust				0.796% due 02/15/17 (Ê)	2,000		2,001
1.058% due 01/17/17 (Þ)(~)		750	747	General Mills, Inc.
Royal Bank of Canada				5.700% due 02/15/17	500		512
0.670% due 09/06/16 (Å)(Ê)		1,875	1,875	Gotham Funding Corp.
Toronto-Dominion Bank (The)				0.520% due 08/22/16 (ç)(Þ)(~)	1,500		1,500
0.999% due 05/02/17 (Ê)		2,000	1,998	Johnson & Johnson
			4,620	0.744% due 11/28/16 (Ê)	710		710
China - 0.1%				JPMorgan Chase & Co.
China Government International Bond				Series MTN
1.400% due 08/18/16	CNY	13,500	2,020	1.076% due 11/18/16 (Ê)	1,620		1,621
Malaysia - 0.1%				Jupiter Securitization Co. LLC
Malaysia Treasury Bill
Series 0416				0.450% due 09/02/16 (ç)(Þ)(~)	2,250		2,249
Zero coupon due 09/15/16	MYR	4,470	1,095	Liberty Street Funding LLC
Netherlands - 0.1%				0.691% due 10/11/16 (Þ)(~)	1,000		999
Shell International Finance BV				Mizuho Bank, Ltd.
0.836% due 11/15/16 (Ê)		2,250	2,251	0.450% due 09/01/16 (ç)(~)	750		750
Portugal - 0.0%				National Bank of Canada
BCP Finance Bank, Ltd.				Zero coupon due 08/26/16 (ç)(Þ)(~)	1,200		1,200
0.535% due 12/21/16 (Å)(Ê)	EUR	600	604	1.061% due 05/24/17 (Ê)(~)	800		798
Sweden - 0.0%				Nieuw Amsterdam Receivable Corp.
Nordea Bank AB				0.551% due 09/15/16 (ç)(Þ)(~)	2,000		1,999
1.250% due 04/04/17 (Þ)		500	500	Ontario Teachers' Finance Trust
United States - 18.6%				1.017% due 12/02/16 (Þ)(~)	1,000		997
Anheuser-Busch InBev Finance, Inc.				Optima Specialty Steel, Inc.
0.924% due 01/27/17 (Ê)		820	819	12.500% due 12/15/16 (Å)	2,030		1,725
Anheuser-Busch InBev Worldwide, Inc.				12.000% due 12/30/16 (Å)	3,700		3,002
Zero coupon due 12/09/16 (Þ)(~)		300	299	Pfizer, Inc.
Antalis SA				0.776% due 05/15/17 (Ê)	1,835		1,837
0.540% due 08/08/16 (ç)(Þ)(~)		500	500	Russell U.S. Cash Management Fund	286,949,195	(8)	286,949
AT&T, Inc.				Sprint Communications, Inc.
2.400% due 08/15/16		1,820	1,821	9.125% due 03/01/17	410		422
Bank of America NA				Sumitomo Mitsui Banking Corp.
1.096% due 02/14/17 (Ê)		1,905	1,908	0.610% due 08/02/16 (ç)(~)	500		500
Bank of Tokyo-Mitsubishi UFJ, Ltd.				Toyota Motor Credit Corp.
0.420% due 08/04/16 (ç)(~)		250	250	0.773% due 10/14/16 (Ê)	1,000		1,000
0.530% due 09/07/16 (ç)(~)		500	500	0.826% due 05/16/17 (Ê)	1,445		1,446

See accompanying notes which are an integral part of this quarterly report.

138 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
UBS AG
Series GMTN
1.140% due 09/26/16 (Ê)	1,860	1,861
United States Treasury Bills
0.303% due 08/11/16	10,000	9,999
0.368% due 01/05/17	13,600	13,580
Verizon Communications, Inc.
Series FRN
2.183% due 09/15/16 (Ê)	1,875	1,879
Victory Receivables Corp.
0.510% due 08/04/16 (ç)(Þ)(~)	1,750	1,750
Wells Fargo Bank NA
Series CD
1.080% due 04/13/17 (Ê)(~)	1,800	1,800
Working Capital Management Co. LP
0.440% due 08/03/16 (ç)(Þ)(~)	2,000	2,000
WPX Energy, Inc.
5.250% due 01/15/17	1,240	1,237
		368,707
Venezuela, Bolivarian Republic of - 0.1%
Petroleos de Venezuela SA
Series REGS
5.250% due 04/12/17	2,600	1,816
Total Short-Term Investments
(cost $387,941)		386,868

Total Investments 97.7%
(identified cost $1,953,573)		1,931,795

Other Assets and Liabilities, Net
- 2.3%		46,424
Net Assets - 100.0%		1,978,219

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 139

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
3.0%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	03/15/16		61,000	100.00	61	62
Banco Popular Espanol SA	06/02/16	EUR	500,000	109.68	548	534
BCP Finance Bank, Ltd.	04/01/16	EUR	600,000	105.29	632	604
Benefit Street Partners CLO III, Ltd.	03/15/16		500,000	66.85	334	434
Benefit Street Partners CLO IX, Ltd.	06/16/16		1,000,000	86.04	860	872
Blue Coat Holdings, Inc.	05/19/15		250,000	100.00	250	281
Cloud Crane LLC	07/15/16		800,000	100.45	804	824
CommScope, Inc.	07/20/16		720,000	105.24	758	749
Constellis Holdings LLC / Constellis Finance Corp.	05/06/15		500,000	99.61	498	487
CPI Buyer LLC Covenant-Lite 2nd Lien Term Loan	12/15/14		3,150,000	98.11	3,091	2,929
CPM Holdings, Inc. 2nd Lien Term Loan	04/02/15		3,070,000	97.50	2,993	2,886
Diamond 1 Finance Corp. / Diamond 2 Finance Corp	06/08/16		177,000	100.00	177	185
Diamond 1 Finance Corp. / Diamond 2 Finance Corp	06/08/16		126,000	100.00	126	136
Eldorado Gold Corp.	07/20/16		1,260,000	101.00	1,273	1,263
Extraction Oil & Gas Holdings LLC / Extraction Finance Corp.	07/13/16		1,250,000	100.00	1,250	1,250
FAGE International / FAGE USA Co.	07/28/16		1,180,000	101.35	1,196	1,205
Foresight Energy LLC / Foresight Energy Finance Corp.	03/31/14		13,090,000	98.60	12,906	9,228
Foundational Building Materials, LLC 2nd Lien Term Loan	10/07/15		3,020,000	94.00	2,839	3,012
FPC Holdings, Inc. 2nd Lien Term Loan	05/23/13		2,000,000	98.00	1,960	1,310
Harland Clarke Holdings Corp.	02/02/16		100,000	85.09	85	96
Hughes Satellite Systems Corp.	07/20/16		380,000	100.00	380	379
Hughes Satellite Systems Corp.	07/20/16		350,000	100.00	350	347
International Automotive Components Group SA	05/09/16		154,000	94.36	145	152
International Wire Group, Inc.	07/12/16		1,460,000	96.30	1,406	1,405
Iron Mountain US Holdings, Inc.	05/24/16		245,000	100.00	245	248
Iron Mountain, Inc.	05/24/16		245,000	100.00	245	254
La Mondiale SAM	05/27/16	EUR	430,000	96.71	416	428
Mallinckrodt International Finance SA	09/09/15		82,000	100.00	82	79
Match Group, Inc.	05/24/16		369,000	100.00	369	394
MEDNAX, Inc.	07/26/16		1,395,000	104.25	1,454	1,454
Optima Specialty Steel, Inc.	01/20/15		3,700,000	100.00	3,700	3,002
Optima Specialty Steel, Inc.	09/22/15		2,030,000	99.61	2,022	1,725
Oschadbank Via SSB #1 PLC	12/10/15		2,800,000	71.87	2,012	2,297
Patterson Co. 2nd Lien Term Loan	08/14/15		3,490,000	99.00	3,455	3,403
Post Holdings, Inc.	07/25/16		1,435,000	100.00	1,435	1,431
Radio One, Inc.	01/02/16		100,000	92.02	92	100
Regatta V Funding, Ltd.	03/11/16		671,000	73.67	494	566
Royal Bank of Canada	11/16/15		1,875,000	99.99	1,875	1,875
Santander Perpetual SAU	05/09/16		170,000	98.00	167	156
Skipton Building Society	05/03/16	GBP	262,000	134.13	351	322
Societe Generale SA	07/20/16		800,000	94.50	756	756
Solera LLC / Solera Finance, Inc.	02/29/16		480,000	95.16	457	518
Sparekassen Sjaelland-Fyn AS	04/04/16	DKK	3,000,000	15.28	458	442
TIAA CLO I, Ltd.	06/03/16		683,000	91.99	628	614
UTEX Industries, Inc. Covenant-Lite 2nd Lien Term Loan B	05/16/14		1,470,000	99.50	1,463	674
Washington Inventory Service 2nd Lien Term Loan	01/10/13		2,600,000	97.50	2,535	910
Wayne Merger Sub LLC	07/15/16		4,680,000	99.41	4,652	4,662
Xerium Technologies, Inc.	07/26/16		1,760,000	98.54	1,734	1,751
						58,691
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

140 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Treasury Bond Futures	1,004	AUD	137,894	09/16	1,961
Euro-Bobl Futures	133	EUR	17,778	09/16	38
Euro-Bund Futures	25	EUR	4,195	09/16	51
Euro-Schatz Futures	120	EUR	13,442	09/16	(2)
Long Gilt Futures	591	GBP	77,392	09/16	6,020
United States 2 Year Treasury Note Futures	590	USD	129,210	09/16	372
United States 5 Year Treasury Note Futures	1,139	USD	138,976	09/16	1,209
United States 10 Year Treasury Note Futures	928	USD	123,468	09/16	1,848
United States Long Bond Futures	268	USD	46,749	09/16	1,242
United States Ultra Bond Futures	7	USD	1,334	09/16	112
Short Positions
Canada 10 Year Government Bond Futures	285	CAD	42,317	09/16	62
Euro-Bund Futures	505	EUR	84,744	09/16	(2,085)
Japan 10 Year Treasury Bond Futures	50	JPY	7,630,000	09/16	(287)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					10,541

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	6	BRL	21	08/19/16	—
Bank of America	USD	13	BRL	47	08/19/16	1
Bank of America	USD	37	BRL	123	08/19/16	—
Bank of America	USD	285	BRL	934	08/19/16	1
Bank of America	USD	1,169	BRL	4,201	08/19/16	120
Bank of America	USD	15	CZK	373	08/19/16	—
Bank of America	USD	102	CZK	2,435	08/19/16	(2)
Bank of America	USD	127	CZK	3,046	08/19/16	(1)
Bank of America	USD	951	CZK	23,311	08/19/16	14
Bank of America	USD	3,896	CZK	92,633	08/19/16	(62)
Bank of America	USD	7	HKD	57	08/19/16	—
Bank of America	USD	16	HUF	4,442	08/19/16	—
Bank of America	USD	35	IDR	457,905	08/19/16	—
Bank of America	USD	35	INR	2,370	08/19/16	—
Bank of America	USD	66	INR	4,473	08/19/16	1
Bank of America	USD	142	INR	9,569	08/19/16	2
Bank of America	USD	1,183	INR	80,219	08/19/16	16
Bank of America	USD	128	KRW	149,809	08/19/16	7
Bank of America	USD	166	KRW	191,110	08/19/16	5
Bank of America	USD	946	KRW	1,078,820	08/19/16	24
Bank of America	USD	3,961	KRW	4,664,438	08/19/16	232
Bank of America	USD	79	MXN	1,466	08/19/16	(1)
Bank of America	USD	16	PHP	740	08/19/16	—
Bank of America	USD	1	PLN	3	08/19/16	—
Bank of America	USD	3	PLN	12	08/19/16	—
Bank of America	USD	105	PLN	414	08/19/16	1
Bank of America	USD	952	PLN	3,779	08/19/16	17
Bank of America	USD	4,012	PLN	15,507	08/19/16	(35)
Bank of America	USD	26	RUB	1,668	08/19/16	(1)
Bank of America	USD	38	RUB	2,553	08/19/16	—
Bank of America	USD	283	RUB	18,056	08/19/16	(10)
Bank of America	USD	1,184	RUB	78,431	08/19/16	(1)
Bank of America	USD	6	SGD	8	08/19/16	—
Bank of America	USD	42	SGD	56	08/19/16	—
Bank of America	USD	947	SGD	1,286	08/19/16	12
Bank of America	USD	—	TRY	1	08/19/16	—
Bank of America	USD	1	TRY	3	08/19/16	—

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 141

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in  thousands

							Unrealized
							Appreciation
			Amount		Amount		(Depreciation)
	Counterparty		Sold		Bought	Settlement Date	$
Bank of America		USD	10	TRY	29	08/19/16	—
Bank of America		USD	32	TRY	95	08/19/16	—
Bank of America		USD	282	TRY	863	08/19/16	6
Bank of America		USD	938	TRY	2,875	08/19/16	20
Bank of America		USD	1,171	TRY	3,552	08/19/16	13
Bank of America		USD	3,903	TRY	11,840	08/19/16	44
Bank of America		USD	12	TWD	382	08/19/16	—
Bank of America		USD	15	ZAR	227	08/19/16	3
Bank of America		USD	286	ZAR	4,100	08/19/16	9
Bank of America		BRL	37	USD	11	08/19/16	—
Bank of America		BRL	69	USD	21	08/19/16	—
Bank of America		BRL	156	USD	44	08/19/16	(4)
Bank of America		BRL	3,114	USD	951	08/19/16	(4)
Bank of America		BRL	14,003	USD	3,896	08/19/16	(397)
Bank of America		CZK	730	USD	31	08/19/16	—
Bank of America		CZK	914	USD	38	08/19/16	—
Bank of America		CZK	1,244	USD	51	08/19/16	—
Bank of America		CZK	6,993	USD	285	08/19/16	(4)
Bank of America		CZK	27,790	USD	1,169	08/19/16	19
Bank of America		HKD	216	USD	28	08/19/16	—
Bank of America		HKD	2,210	USD	285	08/19/16	—
Bank of America		HUF	6,966	USD	25	08/19/16	—
Bank of America		HUF	8,356	USD	30	08/19/16	—
Bank of America		HUF	81,607	USD	286	08/19/16	(8)
Bank of America		HUF	324,560	USD	1,168	08/19/16	1
Bank of America		IDR	1,133,852	USD	84	08/19/16	(2)
Bank of America		IDR	2,134,084	USD	162	08/19/16	(1)
Bank of America		IDR	12,434,550	USD	943	08/19/16	(4)
Bank of America		IDR	53,342,830	USD	3,945	08/19/16	(118)
Bank of America		IDR	170,833,000	USD	12,883	08/29/16	(109)
Bank of America		INR	879	USD	13	08/19/16	—
Bank of America		KRW	92,356	USD	81	08/19/16	(2)
Bank of America		MXN	4,915	USD	259	08/19/16	(3)
Bank of America		MXN	17,658	USD	950	08/19/16	10
Bank of America		MXN	72,074	USD	3,921	08/19/16	84
Bank of America		PHP	1,891	USD	41	08/19/16	—
Bank of America		PHP	13,922	USD	293	08/19/16	(3)
Bank of America		PHP	44,588	USD	943	08/19/16	(4)
Bank of America		PHP	187,171	USD	4,011	08/19/16	34
Bank of America		PLN	3	USD	1	08/19/16	—
Bank of America		PLN	214	USD	54	08/19/16	(1)
Bank of America		RUB	460	USD	7	08/19/16	—
Bank of America		SGD	17	USD	12	08/19/16	—
Bank of America		SGD	26	USD	19	08/19/16	—
Bank of America		SGD	386	USD	284	08/19/16	(4)
Bank of America		SGD	1,649	USD	1,203	08/19/16	(27)
Bank of America		TRY	20	USD	7	08/19/16	—
Bank of America		TRY	66	USD	23	08/19/16	1
Bank of America		TWD	738	USD	23	08/19/16	—
Bank of America		TWD	1,834	USD	57	08/19/16	(1)
Bank of America		TWD	9,114	USD	284	08/19/16	(3)
Bank of America		TWD	39,163	USD	1,201	08/19/16	(31)
Bank of America		ZAR	275	USD	19	08/19/16	(1)
Bank of Montreal		USD	474	AUD	634	08/19/16	7
Bank of Montreal		USD	2,126	AUD	2,808	08/19/16	7
Bank of Montreal		USD	2,212	JPY	235,798	08/19/16	100
Bank of Montreal		USD	9,902	JPY	1,042,337	08/19/16	319
Bank of Montreal		DKK	3,209	USD	475	08/19/16	(7)
Bank of Montreal		DKK	10,696	USD	1,585	08/19/16	(24)
Bank of Montreal		DKK	14,352	USD	2,137	08/19/16	(22)
Bank of Montreal		DKK	47,840	USD	7,122	08/19/16	(73)
Barclays		USD	850	BRL	2,764	08/02/16	3
Barclays		USD	955	BRL	3,137	08/02/16	13

See accompanying notes which are an integral part of this quarterly report.

142 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	USD	1,432	BRL	4,638	08/02/16	(2)
Barclays	USD	484	COP	1,444,738	08/18/16	(15)
Barclays	USD	290	HUF	82,956	08/18/16	8
Barclays	USD	113	PEN	370	08/18/16	(2)
Barclays	USD	340	PEN	1,126	08/18/16	(5)
Barclays	USD	1,552	PLN	6,185	08/18/16	35
Barclays	USD	1,672	RON	6,832	08/18/16	45
Barclays	USD	1,000	TRY	2,924	08/18/16	(25)
Barclays	USD	1,134	TRY	3,317	08/18/16	(28)
Barclays	BRL	2,764	USD	853	08/02/16	1
Barclays	BRL	3,137	USD	968	08/02/16	1
Barclays	BRL	4,638	USD	1,358	08/02/16	(72)
Barclays	BRL	2,452	USD	750	09/02/16	2
Barclays	BRL	3,137	USD	945	09/02/16	(12)
Barclays	CLP	570,036	USD	863	08/18/16	(6)
Barclays	CLP	759,768	USD	1,136	08/18/16	(23)
Barclays	IDR	19,442,897	USD	1,478	08/18/16	(3)
Barclays	MYR	1,644	USD	413	08/15/16	5
Barclays	PHP	14,452	USD	304	08/18/16	(3)
Barclays	SGD	677	USD	503	08/18/16	(3)
Barclays	TRY	828	USD	278	08/18/16	2
Barclays	TRY	1,680	USD	560	08/18/16	—
Barclays	ZAR	12,489	USD	858	08/18/16	(39)
Barclays	ZAR	19,929	USD	1,367	08/18/16	(64)
Citibank	USD	998	ARS	14,554	08/08/16	(32)
Citibank	USD	1,210	ARS	17,884	09/12/16	(50)
Citibank	USD	160	PHP	7,548	08/18/16	—
Citibank	CLP	267,812	USD	410	08/18/16	2
Commonwealth Bank of Australia	USD	1,583	CAD	2,062	08/19/16	(3)
Commonwealth Bank of Australia	USD	2,216	CAD	2,887	08/19/16	(5)
Commonwealth Bank of Australia	USD	7,128	CAD	9,272	08/19/16	(26)
Commonwealth Bank of Australia	USD	9,979	CAD	12,980	08/19/16	(36)
Commonwealth Bank of Australia	CHF	468	USD	475	08/19/16	(8)
Commonwealth Bank of Australia	CHF	1,560	USD	1,584	08/19/16	(27)
Commonwealth Bank of Australia	CHF	2,108	USD	2,148	08/19/16	(29)
Commonwealth Bank of Australia	CHF	7,027	USD	7,159	08/19/16	(98)
HSBC	USD	840	PEN	2,837	08/18/16	5
JPMorgan Chase	USD	629	ARS	9,230	08/08/16	(17)
JPMorgan Chase	USD	1,290	ARS	20,060	09/28/16	(1)
JPMorgan Chase	USD	954	BRL	3,137	08/02/16	13
JPMorgan Chase	USD	1,432	BRL	4,638	08/02/16	(2)
JPMorgan Chase	USD	484	COP	1,444,738	08/18/16	(15)
JPMorgan Chase	USD	700	COP	2,161,719	08/18/16	2
JPMorgan Chase	USD	930	COP	2,871,115	08/18/16	2
JPMorgan Chase	USD	132	HUF	37,575	08/18/16	3
JPMorgan Chase	USD	5,936	MXN	109,036	08/18/16	(131)
JPMorgan Chase	USD	1,121	MYR	4,464	08/15/16	(14)
JPMorgan Chase	USD	3,647	MYR	14,559	08/15/16	(37)
JPMorgan Chase	USD	2,030	MYR	8,259	08/18/16	18
JPMorgan Chase	USD	113	PEN	370	08/18/16	(2)
JPMorgan Chase	USD	1,552	PLN	6,185	08/18/16	35
JPMorgan Chase	USD	410	RUB	27,199	08/18/16	—
JPMorgan Chase	USD	4,663	THB	164,047	09/19/16	43
JPMorgan Chase	USD	16	TRY	47	08/18/16	—
JPMorgan Chase	USD	1,135	TRY	3,317	08/18/16	(28)
JPMorgan Chase	BRL	3,137	USD	968	08/02/16	1
JPMorgan Chase	BRL	4,638	USD	1,358	08/02/16	(73)
JPMorgan Chase	BRL	3,137	USD	945	09/02/16	(12)
JPMorgan Chase	CLP	570,036	USD	863	08/18/16	(7)
JPMorgan Chase	CLP	759,768	USD	1,137	08/18/16	(21)
JPMorgan Chase	CLP	763,796	USD	1,150	08/18/16	(15)
JPMorgan Chase	IDR	7,680,000	USD	581	08/18/16	(4)
JPMorgan Chase	IDR	19,442,897	USD	1,480	08/18/16	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 143

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in  thousands

						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	MYR	1,654	USD	415	08/15/16	5
JPMorgan Chase	MYR	2,239	USD	550	08/15/16	(5)
JPMorgan Chase	SGD	958	USD	711	08/18/16	(3)
JPMorgan Chase	SGD	1,509	USD	1,121	08/18/16	(4)
JPMorgan Chase	ZAR	12,489	USD	858	08/18/16	(39)
National Australia Bank Limited	GBP	1,160	USD	1,527	08/15/16	(9)
Royal Bank of Canada	USD	475	NZD	675	08/19/16	13
Royal Bank of Canada	USD	2,082	NZD	2,936	08/19/16	37
Royal Bank of Canada	USD	2,214	NZD	3,152	08/19/16	60
Royal Bank of Canada	USD	9,715	NZD	13,703	08/19/16	173
Royal Bank of Canada	ILS	8,558	USD	2,218	08/19/16	(26)
Royal Bank of Canada	ILS	38,570	USD	10,002	08/19/16	(115)
Standard Chartered	USD	310	ARS	5,441	11/23/16	29
Standard Chartered	USD	955	BRL	3,137	08/02/16	13
Standard Chartered	USD	974	BRL	3,242	08/02/16	26
Standard Chartered	USD	1,432	BRL	4,638	08/02/16	(2)
Standard Chartered	USD	796	COP	2,337,710	08/18/16	(37)
Standard Chartered	USD	132	HUF	37,575	08/18/16	3
Standard Chartered	USD	290	HUF	82,956	08/18/16	8
Standard Chartered	USD	360	HUF	102,823	08/18/16	10
Standard Chartered	USD	1,190	HUF	339,480	08/18/16	30
Standard Chartered	USD	524	IDR	6,882,417	08/18/16	—
Standard Chartered	USD	450	MXN	8,364	08/18/16	(5)
Standard Chartered	USD	580	MXN	10,884	08/18/16	—
Standard Chartered	USD	2,440	MXN	46,041	08/18/16	11
Standard Chartered	USD	461	MYR	1,842	08/15/16	(4)
Standard Chartered	USD	500	MYR	2,019	08/15/16	1
Standard Chartered	USD	970	MYR	3,852	08/15/16	(15)
Standard Chartered	USD	2,030	MYR	8,259	08/15/16	18
Standard Chartered	USD	1,552	PLN	6,185	08/18/16	35
Standard Chartered	USD	801	RUB	51,815	08/18/16	(19)
Standard Chartered	USD	400	THB	14,021	08/15/16	2
Standard Chartered	USD	550	THB	19,257	08/18/16	3
Standard Chartered	USD	810	TRY	2,431	08/18/16	1
Standard Chartered	USD	930	TRY	2,850	08/18/16	20
Standard Chartered	USD	1,134	TRY	3,317	08/18/16	(28)
Standard Chartered	BRL	3,137	USD	968	08/02/16	1
Standard Chartered	BRL	3,242	USD	1,001	08/02/16	1
Standard Chartered	BRL	4,638	USD	1,358	08/02/16	(73)
Standard Chartered	BRL	3,137	USD	945	09/02/16	(12)
Standard Chartered	CLP	570,036	USD	862	08/18/16	(7)
Standard Chartered	CLP	759,768	USD	1,136	08/18/16	(23)
Standard Chartered	IDR	17,180,169	USD	1,309	08/03/16	(2)
Standard Chartered	IDR	19,442,897	USD	1,481	08/18/16	(1)
Standard Chartered	MYR	2,506	USD	631	08/15/16	9
Standard Chartered	MYR	3,238	USD	814	08/15/16	11
Standard Chartered	MYR	8,259	USD	2,030	08/18/16	(18)
Standard Chartered	PLN	896	USD	230	08/18/16	—
Standard Chartered	SGD	621	USD	461	08/18/16	(2)
Standard Chartered	SGD	734	USD	544	08/18/16	(3)
Standard Chartered	SGD	923	USD	680	08/18/16	(9)
Standard Chartered	SGD	1,577	USD	1,170	08/18/16	(6)
Standard Chartered	SGD	1,822	USD	1,340	08/18/16	(19)
Standard Chartered	TRY	830	USD	278	08/18/16	2
Standard Chartered	TRY	1,208	USD	406	08/18/16	3
Standard Chartered	ZAR	8,484	USD	610	08/18/16	1
Standard Chartered	ZAR	11,327	USD	789	08/18/16	(24)
Standard Chartered	ZAR	14,080	USD	975	08/18/16	(36)
Standard Chartered	ZAR	39,518	USD	2,677	08/18/16	(160)
State Street	USD	303	CZK	7,412	08/19/16	4
State Street	USD	3,329	EUR	2,980	08/04/16	3
State Street	USD	1,585	EUR	1,438	08/19/16	24
State Street	USD	7,119	EUR	6,432	08/19/16	76

See accompanying notes which are an integral part of this quarterly report.

144 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	1,589	GBP	1,205	08/19/16	7
State Street	USD	7,149	GBP	5,402	08/19/16	2
State Street	USD	322	PLN	1,293	08/19/16	9
State Street	USD	182	SGD	245	08/19/16	1
State Street	USD	4,014	SGD	5,496	08/19/16	85
State Street	USD	58	TRY	170	08/19/16	(1)
State Street	USD	193	TRY	566	08/19/16	(5)
State Street	USD	22	ZAR	324	08/19/16	1
State Street	USD	1,138	ZAR	18,078	08/19/16	160
State Street	CHF	237	USD	244	08/04/16	—
State Street	CZK	2,224	USD	91	08/19/16	(1)
State Street	DKK	3,200	USD	490	09/08/16	8
State Street	EUR	3,700	USD	4,133	08/01/16	(4)
State Street	EUR	913	USD	1,014	08/04/16	(6)
State Street	EUR	128,197	USD	143,017	08/04/16	(318)
State Street	EUR	12,533	USD	13,948	08/15/16	(70)
State Street	EUR	3,000	USD	3,343	09/08/16	(16)
State Street	EUR	35,100	USD	39,940	09/08/16	640
State Street	GBP	19,973	USD	26,113	08/04/16	(321)
State Street	GBP	1,687	USD	2,224	08/19/16	(10)
State Street	GBP	7,562	USD	10,009	08/19/16	(2)
State Street	GBP	1,000	USD	1,457	09/08/16	133
State Street	GBP	3,000	USD	4,335	09/08/16	362
State Street	HKD	474	USD	61	08/19/16	—
State Street	HKD	9,338	USD	1,204	08/19/16	—
State Street	HUF	27,945	USD	99	08/19/16	(2)
State Street	MXN	3,263	USD	176	08/19/16	3
State Street	NOK	13,467	USD	1,585	08/19/16	(11)
State Street	NOK	60,113	USD	7,091	08/19/16	(34)
State Street	PHP	1,040	USD	22	07/20/17	—
State Street	SEK	4,090	USD	476	08/19/16	(2)
State Street	SEK	18,180	USD	2,125	08/19/16	(1)
State Street	SGD	74	USD	54	08/19/16	—
UBS	USD	955	BRL	3,137	08/02/16	13
UBS	USD	1,432	BRL	4,638	08/02/16	(2)
UBS	USD	930	BRL	3,088	09/02/16	12
UBS	USD	5,939	MXN	109,036	08/18/16	(133)
UBS	USD	619	RON	2,469	08/03/16	1
UBS	BRL	3,137	USD	968	08/02/16	1
UBS	BRL	4,638	USD	1,358	08/02/16	(72)
UBS	BRL	3,137	USD	945	09/02/16	(12)
UBS	IDR	19,442,897	USD	1,479	08/18/16	(3)
UBS	SGD	3,014	USD	2,230	08/18/16	(18)
UBS	TRY	60,760	USD	19,530	10/27/16	(408)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(684)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Morgan Stanley	USD	104,000	1.000%	06/20/21	(7,430)
CDX Emerging Markets Index	Morgan Stanley	USD	43,000	1.000%	06/20/21	(3,072)
CDX NA High Yield Index	Morgan Stanley	USD	43,000	5.000%	06/20/21	1,745
CDX NA High Yield Index	Morgan Stanley	USD	104,000	5.000%	06/20/21	4,222
iTraxx Europe Index	Morgan Stanley	EUR	47,000	5.000%	06/20/21	4,097
iTraxx Europe Index	Morgan Stanley	EUR	19,000	5.000%	06/20/21	1,656
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $1,686 (å)						1,218

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 145

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Fixed Income Investments
Argentina	$—	$19,800	$—	$—	$19,800
Armenia	—	1,023	—	—	1,023
Austria	—	2,832	—	—	2,832
Azerbaijan	—	1,883	—	—	1,883
Bahrain	—	2,080	—	—	2,080
Belgium	—	4,304	—	—	4,304
Bermuda	—	1,655	—	—	1,655
Brazil	—	41,436	—	—	41,436
Canada	—	26,799	—	—	26,799
Cayman Islands	—	2,461	—	—	2,461
Chile	—	6,643	—	—	6,643
China	—	5,501	—	—	5,501
Colombia	—	23,615	—	—	23,615
Costa Rica	—	6,108	—	—	6,108
Croatia	—	10,397	—	—	10,397
Denmark	—	—	442	—	442
Dominican Republic	—	11,060	—	—	11,060
Egypt	—	8,372	—	—	8,372
El Salvador	—	8,768	—	—	8,768
Ethiopia	—	950	—	—	950
France	—	37,333	—	—	37,333
Gabon	—	450	—	—	450
Germany	—	16,018	—	—	16,018
Ghana	—	5,436	—	—	5,436
Greece	—	3,258	—	—	3,258
Honduras	—	3,284	—	—	3,284
Hungary	—	24,299	—	—	24,299
Indonesia	—	53,707	—	—	53,707
Iraq	—	3,563	—	—	3,563
Ireland	—	18,299	—	—	18,299
Israel	—	7,460	—	—	7,460
Italy	—	22,258	—	—	22,258
Ivory Coast	—	1,418	—	—	1,418
Jersey	—	7,292	—	—	7,292
Kazakhstan	—	14,305	—	—	14,305
Kenya	—	2,954	—	—	2,954
Lebanon	—	3,251	—	—	3,251
Luxembourg	—	67,019	—	—	67,019
Malaysia	—	34,089	—	—	34,089
Mexico	—	56,123	—	—	56,123
Mongolia	—	6,666	—	—	6,666
Morocco	—	1,428	—	—	1,428
Mozambique	—	728	—	—	728
Netherlands	—	50,969	—	—	50,969
Nigeria	—	1,000	—	—	1,000
Pakistan	—	12,781	—	—	12,781

See accompanying notes which are an integral part of this quarterly report.

146 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practica
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Panama	—	8,961	—	—	8,961
Paraguay	—	3,968	—	—	3,968
Peru	—	9,387	—	—	9,387
Philippines	—	6,650	—	—	6,650
Poland	—	24,800	—	—	24,800
Portugal	—	113	—	—	113
Romania	—	10,334	—	—	10,334
Russia	—	15,302	—	—	15,302
Serbia	—	7,271	—	—	7,271
Slovenia	—	2,297	—	—	2,297
South Africa	—	50,708	—	—	50,708
Spain	—	6,923	—	—	6,923
Sri Lanka	—	9,905	—	—	9,905
Sweden	—	3,289	—	—	3,289
Switzerland	—	1,195	—	—	1,195
Thailand	—	18,143	—	—	18,143
Turkey	—	41,400	—	—	41,400
Ukraine	—	9,843	—	—	9,843
United Kingdom	—	71,596	—	—	71,596
United States	—	569,902	—	—	569,902
Venezuela, Bolivarian Republic of	—	23,572	—	—	23,572
Vietnam	—	1,686	—	—	1,686
Common Stocks	—	52	1	—	53
Preferred Stocks	6,112	—	—	—	6,112
Warrants & Rights	—	—	—	—	—
Short-Term Investments	—	96,119	3,800	286,949	386,868
Total Investments	6,112	1,634,491	4,243	286,949	1,931,795

Other Financial Instruments
Assets
Futures Contracts	12,915	—	—	—	12,915
Foreign Currency Exchange Contracts	4	3,436	—	—	3,440
Credit Default Swap Contracts	—	11,720	—	—	11,720
Liabilities
Futures Contracts	(2,374)	—	—	—	(2,374)
Foreign Currency Exchange Contracts	(7)	(4,117)	—	—	(4,124)
Credit Default Swap Contracts	—	(10,502)	—	—	(10,502)
Total Other Financial Instruments*	$10,538	$537	$—	$—	$11,075

*  Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 147

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
Fair Value
Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)	Total

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the
Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31, 2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

148 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 76.3%			1.520% due 02/16/21	2,720	2,736
Asset-Backed Securities - 8.0%			CCG Receivables Trust
Access Group, Inc.			Series 2014-1 Class A2
Series 2003-A Class A2			1.060% due 11/15/21 (Þ)	1,047	1,045
1.225% due 07/01/38 (Ê)	1,204	1,177	Centex Home Equity Loan Trust
Accredited Mortgage Loan Trust			Series 2002-D Class AF4
Series 2006-1 Class A4			5.210% due 11/25/28	61	61
0.719% due 04/25/36 (Ê)	3,510	3,130	Series 2006-A Class AV4
Series 2006-2 Class A4			0.471% due 06/25/36 (Ê)	4,542	4,403
0.706% due 09/25/36 (Ê)	9,855	8,524	Chase Issuance Trust
American Express Credit Account			Series 2007-A2 Class A2
Master Trust			0.484% due 04/15/19 (Ê)	2,925	2,923
Series 2014-2 Class A			Series 2014-A2 Class A2
1.260% due 01/15/20	11,490	11,518	2.770% due 03/15/23	6,750	7,120
AmeriCredit Automobile Receivables
Trust			Series 2014-A6 Class A6
Series 2013-5 Class B			1.260% due 07/15/19	9,865	9,892
1.520% due 01/08/19	1,180	1,181	Series 2014-A8 Class A8
AMMC CLO 16, Ltd.			0.684% due 11/15/18 (Ê)	10,500	10,504
Series 2015-16A Class A1			Series 2015-A4 Class A
2.130% due 04/14/27 (Ê)(Þ)	550	549	1.840% due 04/15/22	3,800	3,872
Argent Securities, Inc. Asset-Backed			Series 2015-A7 Class A7
Pass-Through Certificates			1.620% due 07/15/20	400	404
Series 2005-W4 Class A2D
0.567% due 02/25/36 (Ê)	2,733	1,902	Chesapeake Funding LLC
Asset Backed Securities Corp. Home			Series 2014-1A Class C
			1.637% due 03/07/26 (Ê)(Þ)	1,370	1,332
Equity Loan Trust
Series 2006-HE5 Class A5			CIT Education Loan Trust
			Series 2007-1 Class A
0.686% due 07/25/36 (Ê)	8,729	7,393
			0.720% due 03/25/42 (Å)(Ê)	3,211	2,934
BA Credit Card Trust
Series 2007-A1 Class A1			Citibank Credit Card Issuance Trust
			Series 2006-A7 Class A7
5.170% due 06/15/19	9,150	9,329
			0.694% due 12/17/18 (Ê)	11,480	11,478
Bank of The West Auto Trust
Series 2014-1 Class A3			Series 2014-A2 Class A2
1.090% due 03/15/19 (Þ)	6,732	6,732	1.020% due 02/22/19	11,865	11,872
Bear Stearns Second Lien Trust			Citigroup Mortgage Loan Trust, Inc.
			Series 2007-WFH1 Class A3
Series 2007-SV1A Class A2			0.371% due 01/25/37 (Ê)	1,253	1,242
0.517% due 12/25/36 (Å)(Ê)	1,265	1,233
BMW Vehicle Owner Trust			Series 2007-WFH1 Class A4
Series 2013-A Class A3			0.421% due 01/25/37 (Ê)	7,880	7,431
0.670% due 11/27/17	949	948	Conseco Finance Securitizations Corp.
BNC Mortgage Loan Trust			Series 2001-4 Class A4
Series2007-2Class A5			7.360% due 08/01/32	1,290	1,375
0.756% due 05/25/37 (Ê)	3,668	2,615	Conseco Financial Corp.
			Series 1997-7 Class A6
Brazos Higher Education Authority, Inc.			6.760% due 07/15/28	78	79
Series 2010-1 Class A2			Credit-Based Asset Servicing and
1.529% due 02/25/35 (Ê)	5,000	4,789
California Republic Auto Receivables			Securitization LLC
			Series 2003-CB6 Class M1
Series Trust 2016-1 Class A4			1.489% due 12/25/33 (Ê)	3,056	2,809
			CWABS, Inc. Asset-Backed Certificates
2.240% due 10/15/21	3,940	4,010	Trust
Capital Auto Receivables Asset Trust			Series 2006-S8 Class A3
Series 2013-1 Class B
			5.555% due 04/25/36	2,358	2,343
1.290% due 04/20/18	374	374	Series 2007-4 Class A2
CarFinance Capital Auto Trust
Series 2014-1A Class A			5.429% due 04/25/47	95	95
1.460% due 12/17/18 (Þ)	728	728	DRB Prime Student Loan Trust
CarMaxAuto 2016-2 Class A3			Series 2015-D Class A2
Series2016-2 Class t A3			3.200% due 01/25/40 (Þ)	6,888	7,032

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 149

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Dryden 37 Senior Loan Fund			0.349% due 08/25/36 (Ê)	5,226	4,526
Series 2015-37A Class A			Hertz Vehicle Financing LLC
2.128% due 04/15/27 (Å)(Ê)	3,540	3,541	Series 2013-1A Class A1
Dryden XXV Senior Loan Fund			1.120% due 08/25/17 (Þ)	753	752
Series 2012-25A Class A			Series 2015-2A Class A
2.008% due 01/15/25 (Ê)(Þ)	4,000	3,990	2.020% due 09/25/19 (Þ)	5,305	5,303
Education Loan Asset-Backed Trust I			Higher Education Funding I
Series 2013-1 Class B1			Series 2014-1 due 05/25/34 Class A
1.221% due 11/25/33 (Ê)(Þ)	5,551	5,080	1.712% due 05/25/34 (Ê)(Þ)	2,918	2,760
Enterprise Fleet Financing LLC			Home Equity Asset Trust
Series 2016-2 Class A3			Series 2005-9 Class M1
2.040% due 02/22/22 (Å)	1,675	1,675	0.856% due 04/25/36 (Ê)	2,977	2,664
EquiFirst Mortgage Loan Trust			Series 2006-3 Class M1
Series 2003-2 Class M2
			0.836% due 07/25/36 (Ê)	3,950	3,325
2.771% due 09/25/33 (Ê)	1,317	1,257	Series 2006-4 Class 2A4
Fannie Mae Grantor Trust
Series 2003-T4 Class 2A5			0.726% due 08/25/36 (Ê)	3,729	3,229
5.045% due 09/26/33	489	555	Honda Auto Receivables Owner Trust
Federal Home Loan Mortgage Corp.			Series 2013-4 Class A4
Structured Pass-Through Securities			1.040% due 02/18/20	2,250	2,251
Series 2000-30 Class A5			Series 2014-2 Class A3
7.639% due 12/25/30	310	334	0.770% due 03/19/18	979	978
Fieldstone Mortgage Investment Trust			Series 2015-2 Class A2
Series			0.690% due 08/21/17	485	485
Series 2004-4 Class M3
2.438% due 10/25/35 (Ê)	2,273	2,163	Series 2015-2 Class A3
First Franklin Mortgage Loan Asset			1.040% due 02/21/19	6,805	6,805
Backed Certificates			Series 2015-3 Class A2
Series 2006-FF18 Class A2B			0.920% due 11/20/17	1,248	1,248
0.331% due 12/25/37 (Ê)	8,292	5,083	Series 2016-2 Class A2
Ford Credit Auto Owner Trust			1.130% due 09/17/18	4,000	4,005
Series 2013-C Class A3			HSBC Home Equity Loan Trust
0.820% due 12/15/17	433	432	Series 2007-1 Class AS
Series 2014-A Class A3			0.366% due 03/20/36 (Ê)	1,777	1,771
0.790% due 05/15/18	2,590	2,589	HSI Asset Securitization Corp. Trust
GM Financial Automobile Leasing Trust			Series 2007-WF1 Class 2A4
Series 2015-3 Class A3			0.420% due 05/25/37 (Ê)	9,069	7,851
1.690% due 03/20/19	3,140	3,160	Hyundai Auto Receivables Trust
Series 2016-2 Class A3			Series 2013-C Class A3
1.620% due 09/20/19	2,145	2,156	1.010% due 02/15/18	2,347	2,348
GMACM Home Equity Loan Trust			Series 2014-A Class A3
Series 2007-HE2 Class A2			0.790% due 07/16/18	2,703	2,702
6.054% due 12/25/37	2,662	2,606	Series 2015-C Class A2B
Series 2007-HE2 Class A3			0.851% due 11/15/18 (Ê)	1,201	1,200
6.193% due 12/25/37	682	671	Series 2015-C Class A3
Green Tree Financial Corp.			1.460% due 02/18/20	1,730	1,739
Series 1994-1 Class A5			Irwin Home Equity Loan Trust
7.650% due 04/15/19	21	21	Series 2006-1 Class 2A3
Greenpoint Manufactured Housing			5.770% due 09/25/35 (Å)	3,377	3,420
Series 1999-1 Class A5			Series 2007-1 Class 2A2
6.770% due 08/15/29	2,650	2,591	5.960% due 08/25/37 (Å)	1,504	1,536
Series 1999-3 Class 1A7			IXIS Real Estate Capital Trust
7.270% due 06/15/29	2,658	2,628	Series 2006-HE1 Class A3
GSAA Trust			0.646% due 03/25/36 (Ê)	1,796	1,107
Series 2006-S1 Class 2M2			Series 2006-HE1 Class A4
5.850% due 08/25/34 (Å)	3,701	3,197	0.746% due 03/25/36 (Ê)	4,879	3,079
GSAMP Trust			Series 2006-HE2 Class A3
Series 2006-HE5 Class A2C			0.606% due 08/25/36 (Ê)	652	251

See accompanying notes which are an integral part of this quarterly report.

150 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-HE2 Class A4			1.310% due 10/15/19	3,415	3,422
0.706% due 08/25/36 (Ê)	5,390	2,145	Series 2013-C Class A3
Series 2007-HE1 Class A3			0.670% due 08/15/18	1,247	1,246
0.606% due 05/25/37 (Ê)	7,008	2,633	Series 2014-A Class A3
JGWPT XXX LLC			0.720% due 08/15/18	2,210	2,208
Series 2013-3A Class A			Series 2016-A Class A2A
4.080% due 01/17/73 (Þ)	1,983	2,097	1.060% due 02/15/19	5,000	5,003
JGWPT XXXII LLC			Popular ABS Mortgage Pass-Through
Series 2014-2A Class A			Trust
3.610% due 01/17/73 (Þ)	2,405	2,412	Series 2006-D Class A3
JPMorgan Mortgage Acquisition Trust			0.481% due 11/25/46 (Ê)	5,455	4,828
Series 2006-WF1 Class A4			Prestige Auto Receivables Trust
6.130% due 07/25/36	5,851	3,266	Series 2014-1A Class A3
Lehman ABS Manufactured Housing			1.520% due 04/15/20 (Þ)	3,118	3,119
Contract Trust			Purchasing Power Funding LLC
Series 2001-B Class A6			Series 2015-A Class A1
6.467% due 04/15/40	423	443	3.500% due 12/15/19 (Þ)	1,191	1,190
Series 2001-B Class M1			Series 2015-A Class A2
6.630% due 04/15/40	1,615	1,729	4.750% due 12/15/19 (Å)	2,320	2,324
Lehman XS Trust			RAMP Trust
Series 2006-9 Class A1B			Series 2006-RZ1 Class M4
0.606% due 05/25/46 (Ê)	652	563	1.058% due 03/25/36 (Ê)	5,000	3,766
Series 2006-13 Class 1A2			Renaissance Home Equity Loan Trust
0.616% due 09/25/36 (Ê)	669	600	Series 2005-4 Class A3
Mastr Asset Backed Securities Trust			5.565% due 02/25/36	91	90
Series 2005-NC2 Class A3			Series 2006-1 Class AF3
0.946% due 11/25/35 (Ê)	5,214	3,447	5.608% due 05/25/36	69	44
Series 2006-HE5 Class A3			Series 2006-1 Class AF6
0.606% due 11/25/36 (Ê)	3,645	2,335	5.746% due 05/25/36	1,479	971
Series 2006-NC2 Class A4			Series 2006-2 Class AF2
0.596% due 08/25/36 (Ê)	10,856	5,483	5.762% due 08/25/36	225	136
Series 2006-NC3 Class A5			Series 2007-1 Class AF2
0.656% due 10/25/36 (Ê)	6,369	3,897	5.512% due 04/25/37	4,603	2,248
Mid-State Capital Corp. Trust			Santander Drive Auto Receivables Trust
Series 2005-1 Class A			Series 2016-1 Class A2A
5.745% due 01/15/40	1,811	1,940	1.410% due 07/15/19	4,110	4,116
MSCC Heloc Trust			Saxon Asset Securities Trust
Series 2007-1 Class A			Series 2007-2 Class A2C
0.299% due 12/25/31 (Ê)	1,363	1,352	0.686% due 05/25/47 (Ê)	6,566	4,611
Nationstar Home Equity Loan Trust			Securitized Asset Backed Receivables
Series 2006-B Class M1			LLC Trust
0.524% due 09/25/36 (Ê)	5,340	3,983	Series 2007-BR4 Class A2B
Series 2007-A Class AV4			0.646% due 05/25/37 (Ê)	6,191	3,756
0.424% due 03/25/37 (Ê)	4,290	3,717	Series 2007-BR5 Class A2A
Navient Student Loan Trust			0.576% due 05/25/37 (Ê)	3,437	2,294
Series 2014-2 Class A			Series 2007-NC1 Class A2C
1.128% due 03/25/83 (Ê)	5,380	5,194	0.656% due 12/25/36 (Ê)	1,701	924
Series 2014-3 Class A			SLM Private Credit Student Loan Trust
1.108% due 03/25/83 (Ê)	5,527	5,334	Series 2005-B Class A2
Nelnet Student Loan Trust			0.814% due 03/15/23 (Ê)	767	761
Series 2014-4A Class A2			SLM Private Education Loan Trust
1.403% due 11/25/43 (Ê)(Þ)	3,225	2,967	Series 2010-A Class 2A
Newcastle Mortgage Securities Trust			3.684% due 05/16/44 (Ê)(Þ)	5,542	5,720
Series 2006-1 Class M3			SLM Student Loan Trust
0.878% due 03/25/36 (Ê)	5,600	4,439	Series 2004-8 Class B
Nissan Auto Receivables Owner Trust			1.098% due 01/25/40 (Ê)	744	637
Series 2013-B Class A4			Series 2006-2 Class A6

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 151

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.808% due 01/25/41 (Ê)	4,400	4,000	Series 2006-1A Class A4
Series 2006-8 Class A6			0.423% due 10/28/37 (Ê)(Þ)	4,729	4,337
0.798% due 01/25/41 (Ê)	4,400	3,866	Tidewater Auto Receivables Trust
Series 2007-Class B			Series 2016-AA Class A2
1.488% due 04/27/43 (Ê)	1,215	1,018	2.300% due 09/15/19 (Þ)	2,493	2,493
Series 2008-2 Class B			Toyota Auto Receivables Owner Trust
			Series 2014-B Class A3
1.838% due 01/25/83 (Ê)	1,270	1,101
Series 2008-3 Class A3			0.760% due 03/15/18	1,687	1,686
			Series 2015-B Class A2B
1.638% due 10/25/21 (Ê)	4,512	4,424
			0.644% due 11/15/17 (Ê)	1,686	1,687
Series 2008-3 Class B			United States Small Business
1.838% due 04/26/83 (Ê)	1,395	1,182	Administration
Series 2008-4 Class B			Series 2016-20G Class 1
2.488% due 04/25/29 (Ê)	1,290	1,160	2.040% due 07/01/36	1,170	1,188
Series 2008-5 Class B					467,462
2.488% due 07/25/29 (Ê)	1,290	1,164	Corporate Bonds and Notes - 17.5%
Series 2008-6 Class B			AbbVie, Inc.
2.488% due 07/26/83 (Ê)	1,290	1,214	1.750% due 11/06/17	300	302
Series 2008-7 Class B			2.500% due 05/14/20	3,055	3,135
2.488% due 07/26/83 (Ê)	1,295	1,193	3.600% due 05/14/25	1,900	2,015
Series 2008-8 Class B
			3.200% due 05/14/26	900	923
2.888% due 10/25/29 (Ê)	1,300	1,249	AES Corp.
Series 2008-9 Class A
			5.500% due 03/15/24	370	382
2.215% due 04/25/23 (Ê)	4,654	4,645	Aetna, Inc.
Series 2008-9 Class B
			1.900% due 06/07/19	2,285	2,315
2.888% due 10/25/83 (Ê)	1,300	1,240
Series 2013-4 Class A			2.400% due 06/15/21	300	306
1.038% due 06/25/27 (Ê)	2,323	2,245	2.800% due 06/15/23	4,670	4,806
SoFi Professional Loan Program LLC			3.200% due 06/15/26	600	615
Series 2014-B Class A2			Albemarle Corp.
2.550% due 08/27/29 (Þ)	3,659	3,688	4.150% due 12/01/24	1,633	1,773
Series 2016-B Class A2B			Series 30YR
2.740% due 10/25/32 (Þ)	7,850	7,992	5.450% due 12/01/44	3,885	4,372
Soundview Home Loan Trust			Alexandria Real Estate Equities, Inc.
Series 2005-4 Class M2			2.750% due 01/15/20	650	656
0.691% due 03/25/36 (Ê)	3,870	3,398	Ally Financial, Inc.
South Carolina Student Loan Corp.			3.600% due 05/21/18	5,530	5,626
Series 2015-A Class A
1.939% due 01/25/36 (Ê)	2,806	2,578	3.250% due 11/05/18	3,070	3,105
Structured Asset Investment Loan Trust			8.000% due 11/01/31	650	791
Series 2006-2 Class A3			Altria Group, Inc.
0.626% due 04/25/36 (Ê)	2,496	2,243	2.850% due 08/09/22	1,500	1,581
Structured Asset Securities Corp.			9.950% due 11/10/38	370	675
Mortgage Loan Trust
Series 2005-4XS Class 2A1A			10.200% due 02/06/39	2,685	5,006
2.189% due 03/25/35 (Ê)	1,067	1,008	5.375% due 01/31/44	500	657
Series 2006-BC2 Class A3			Amazon.com, Inc.
0.596% due 09/25/36 (Ê)	3,763	3,269	4.950% due 12/05/44	1,980	2,482
Series 2006-BC5 Class A4			American Airlines Pass-Through Trust
0.609% due 12/25/36 (Ê)	2,637	2,391	Series 2011-1 Class A
Series 2006-BC6 Class A4			5.250% due 01/31/21	1,506	1,630
0.616% due 01/25/37 (Ê)	4,904	4,185	Series 2013-2 Class A
Series 2006-WF3 Class A4			4.950% due 01/15/23	3,801	4,163
0.756% due 09/25/36 (Ê)	5,740	5,411	Series 2014-1 Class B
Series 2007-BC1 Class A4			4.375% due 10/01/22	2,066	2,102
0.576% due 02/25/37 (Ê)	9,565	8,639	American Axle & Manufacturing, Inc.
SunTrust Student Loan Trust			6.625% due 10/15/22	360	381

See accompanying notes which are an integral part of this quarterly report.

152 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
American Builders & Contractors Supply			AutoNation, Inc.
Co., Inc.			4.500% due 10/01/25	3,880	4,150
5.750% due 12/15/23 (Þ)	360	379	Axiall Corp.
American Express Credit Corp.			4.875% due 05/15/23	2,055	2,113
Series F
2.600% due 09/14/20	5,005	5,175	BAC Series Capital G Trust XIV
American Honda Finance Corp.			4.000% due 09/29/49 (Ê)(ƒ)	500	398
0.966% due 12/11/17 (Ê)	570	571	Ball Corp.
American International Group, Inc.			5.250% due 07/01/25	720	778
6.400% due 12/15/20	5,880	6,925	Bank of America Corp.
3.750% due 07/10/25	1,000	1,035	5.750% due 12/01/17	3,495	3,689
Amgen, Inc.			5.000% due 05/13/21	1,600	1,800
3.625% due 05/22/24	100	109
			4.250% due 10/22/26	1,150	1,212
4.400% due 05/01/45	1,500	1,635
			4.875% due 04/01/44	2,000	2,342
4.663% due 06/15/51 (Þ)	100	107	Series GMTN
Anadarko Petroleum Corp.			2.625% due 04/19/21	2,935	2,991
4.850% due 03/15/21	650	688
			3.300% due 01/11/23	1,100	1,146
5.550% due 03/15/26	300	328
			3.500% due 04/19/26	7,860	8,206
6.450% due 09/15/36	10,772	12,034	Series L
4.500% due 07/15/44	2,680	2,354	2.600% due 01/15/19	310	317
Anheuser-Busch InBev Finance, Inc.			Series X
1.157% due 02/01/19 (Ê)	2,650	2,646	6.250% due 09/29/49 (ƒ)	460	482
2.650% due 02/01/21	1,100	1,139	Bank of America NA
			Series BKNT
3.300% due 02/01/23	5,250	5,536
			1.750% due 06/05/18	6,965	7,015
3.650% due 02/01/26	7,520	8,074
			2.050% due 12/07/18	1,815	1,843
4.700% due 02/01/36	6,065	7,030
4.900% due 02/01/46	2,060	2,509	Bank Series of Montreal YCD
Anthem, Inc.			1.211% due 12/08/17 (Ê)(~)	7,625	7,625
3.700% due 08/15/21	250	268	1.207% due 12/11/17 (Ê)(~)	7,590	7,581
3.125% due 05/15/22	3,665	3,823	1.206% due 12/20/17 (Ê)(~)	1,500	1,498
Apache Corp.			Barrick NA Finance LLC
3.250% due 04/15/22	100	102	5.700% due 05/30/41	200	219
5.100% due 09/01/40	600	610	5.750% due 05/01/43	2,000	2,322
Apollo Management Holdings, LP			Baxalta, Inc.
4.000% due 05/30/24 (Þ)	1,810	1,864	Series WI
4.400% due 05/27/26 (Þ)	2,560	2,680	3.600% due 06/23/22	1,210	1,262
Appalachian Power Co.			Becton Dickinson and Co.
4.450% due 06/01/45	2,300	2,548	3.734% due 12/15/24	300	326
Apple, Inc.			4.685% due 12/15/44	100	117
1.009% due 05/03/18 (Ê)	10,416	10,437	Bellsouth Capital Funding Corp.
1.474% due 02/22/19 (Ê)	3,380	3,428	7.875% due 02/15/30	3,130	4,047
0.934% due 05/06/19 (Ê)	2,725	2,733	Berkshire Hathaway Energy Co.
2.450% due 08/04/26	860	862	6.500% due 09/15/37	350	489
Assurant, Inc.			Berkshire Hathaway, Inc.
2.500% due 03/15/18	3,723	3,771	2.200% due 03/15/21	1,795	1,859
AT&T, Inc.			4.500% due 02/11/43	1,100	1,306
1.577% due 11/27/18 (Ê)	1,700	1,711	Biogen, Inc.
3.000% due 02/15/22	250	259	5.200% due 09/15/45	1,132	1,357
			Blue Cube Spinco, Inc.
3.400% due 05/15/25	2,570	2,660
			10.000% due 10/15/25 (Þ)	6,255	7,146
4.800% due 06/15/44	1,000	1,060	BMW US Capital LLC
4.350% due 06/15/45	650	651	1.500% due 04/11/19 (Þ)	5,640	5,678
4.750% due 05/15/46	2,405	2,547	Boardwalk Pipelines, LP

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 153

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.950% due 12/15/24	1,500	1,484	6.625% due 04/01/18 (Þ)	3,155	3,352
Boeing Co. (The)			5.000% due 08/01/23	740	779
4.875% due 02/15/20	700	789	Citigroup Capital III
Boston Properties, LP			7.625% due 12/01/36	2,825	3,654
5.625% due 11/15/20	1,020	1,170	Citigroup, Inc.
3.650% due 02/01/26	3,285	3,550	1.361% due 11/24/17 (Ê)	7,300	7,311
Burlington Northern Santa Fe LLC			1.800% due 02/05/18	8,005	8,040
4.150% due 04/01/45	305	346	2.150% due 07/30/18	3,375	3,414
California Resources Corp.
			4.450% due 09/29/27	6,050	6,344
8.000% due 12/15/22 (Å)	110	71
Series WI			1.212% due 08/25/36 (Ê)	2,250	1,519
6.000% due 11/15/24	570	245	5.300% due 05/06/44	800	904
Calpine Corp.			4.650% due 07/30/45	2,910	3,285
5.875% due 01/15/24 (Þ)	490	516	Series P
Capital One Financial Corp.			5.950% due 12/31/49 (ƒ)	1,900	1,956
3.750% due 07/28/26	2,815	2,834	Series T
Capital One NA			6.250% due 12/29/49 (ƒ)	3,400	3,664
2.350% due 08/17/18	3,365	3,416	Clear Channel Worldwide Holdings, Inc.
Series BKNT			Series B
1.650% due 02/05/18	4,140	4,150	6.500% due 11/15/22	3,650	3,778
Cargill, Inc.			CME Group, Inc.
6.000% due 11/27/17 (Þ)	3,250	3,455	5.300% due 09/15/43	200	268
CCO Holdings LLC / CCO Holdings			CNOOC Finance USA LLC
Capital Corp.			3.500% due 05/05/25	1,300	1,338
5.375% due 05/01/25 (Þ)			Coca-Cola European Partners US LLC
Celgene Corp)	760	790	3.500% due 09/15/20	349	372
3.550% due 08/15/22	200	213	Comcast Cable Communications
3.875% due 08/15/25	2,200	2,387	Holdings, Inc.
			9.455% due 11/15/22	400	569
5.000% due 08/15/45	450	524
Charter Communications Operating LLC			Comcast Corp.
/ Charter Communications Operating			1.625% due 01/15/22	2,870	2,870
Capital			3.375% due 08/15/25	200	218
4.464% due 07/23/22 (Þ)	2,585	2,806	6.400% due 03/01/40	700	1,002
4.908% due 07/23/25 (Þ)	2,925	3,230	Commonwealth Edison Co.
6.384% due 10/23/35 (Þ)	2,380	2,801	5.800% due 03/15/18	1,745	1,874
6.484% due 10/23/45 (Þ)	510	612	Compass Bank
Chase Capital III			Series BKNT
Series C			6.400% due 10/01/17	6,880	7,221
1.223% due 03/01/27 (Ê)	1,740	1,488	Concho Resources, Inc.
Chesapeake Energy Corp.			5.500% due 04/01/23	570	563
6.125% due 02/15/21	530	366	ConocoPhillips Co.
Chevron Corp.			1.050% due 12/15/17	357	355
0.796% due 11/15/17 (Ê)	1,595	1,594	Constellation Brands, Inc.
			4.750% due 11/15/24	370	402
1.126% due 05/16/18 (Ê)	7,325	7,332
1.790% due 11/16/18	750	761	Credit Suisse
			1.750% due 01/29/18	4,765	4,772
2.100% due 05/16/21	3,060	3,128	Crestwood Midstream Partners, LP /
2.954% due 05/16/26	2,760	2,855	Crestwood Midstream Finance Corp.
CHS/Community Health Systems, Inc.			6.125% due Tower 03/01/22	400	375
8.000% due 11/15/19	7,475	7,185	Crown 6 Castle Towers LLC
Chubb INA Holdings, Inc.			3.222% due 05/15/22 (Þ)	3,610	3,749
2.300% due 11/03/20	2,520	2,602	CVS Health Corp.
			2.750% due 12/01/22	600	626
2.875% due 11/03/22	2,020	2,129
			3.875% due 07/20/25	1,240	1,377
3.350% due 05/03/26	200	216
CIT Group, Inc.			2.875% due 06/01/26	2,205	2,273

See accompanying notes which are an integral part of this quarterly report.

154 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.125% due 07/20/45	5,917	7,526	4.050% due 03/15/25	8,215	8,033
Daimler Finance NA LLC			6.050% due 06/01/41	2,678	2,697
2.000% due 08/03/18 (Þ)	6,020	6,093	5.150% due 03/15/45	1,385	1,289
DaVita HealthCare Partners, Inc.
			3.774% due 11/01/66 (Ê)	6,750	4,590
5.000% due 05/01/25	2,170	2,194	Enterprise Products Operating LLC
DCP Midstream Operating, LP
			4.900% due 05/15/46	1,220	1,294
2.500% due 12/01/17	685	678	Series B
Delta Air Lines Pass-Through Trust
Series 2002-1 Class G-1			7.034% due 01/15/68	2,890	3,049

6.718% due 01/02/23	2,659	3,024	EOG Resources, Inc.
Series 2007-1 Class A			4.150% due 01/15/26	200	219
			EP Energy LLC / Everest Acquisition
6.821% due 08/10/22	2,794	3,292	Finance, Inc.
Devon Energy Corp.			Series WI
5.850% due 12/15/25	4,058	4,458	6.375% due 06/15/23	640	320
5.000% due 06/15/45	550	507	Exelon Corp.
Diageo Investment Corp.			2.850% due 06/15/20	2,590	2,692
2.875% due 05/11/22	600	632	Series WI
Diamond 1 Finance Corp. / Diamond 2			3.950% due 06/15/25	1,250	1,360
Finance Corp			Express Scripts Holding Co.
3.480% due 06/01/19 (Þ)	1,000	1,028	3.000% due 07/15/23	4,435	4,510
4.420% due 06/15/21 (Þ)	3,185	3,328	4.800% due 07/15/46	3,230	3,443
5.450% due 06/15/23 (Þ)	6,725	7,123	Exxon Mobil Corp.
Discover Bank			1.274% due 02/28/18 (Ê)	2,185	2,200
Series BKNT
			0.723% due 03/01/18 (Ê)	1,505	1,503
3.100% due 06/04/20	2,000	2,062
DISH DBS Corp.			0.803% due 03/15/19 (Ê)	4,555	4,526
6.750% due 06/01/21	235	250	3.043% due 03/01/26	500	531
5.875% due 07/15/22	150	150	4.114% due 03/01/46	250	281
Series WI			Farmers Exchange Capital
5.875% due 11/15/24	1,220	1,177	7.200% due 07/15/48 (Þ)	1,100	1,395
Dollar Tree, Inc.			Farmers Exchange Capital II
Series WI			6.151% due 11/01/53 (Þ)	2,750	2,989
5.750% due 03/01/23	490	529	Farmers Exchange Capital III
Dominion Resources, Inc.			5.454% due 10/15/54 (Þ)	3,275	3,328
7.000% due 06/15/38	150	206	Fifth Third Bank
Duke Energy Carolinas LLC			Series BKNT
5.300% due 02/15/40	200	262	2.875% due 10/01/21	2,900	3,039

4.250% due 12/15/41	100	115	First Data Corp.
Duke Energy Progress LLC			5.375% due 08/15/23 (Þ)	1,810	1,858
4.100% due 03/15/43	1,545	1,727	First Union Capital II
			Series A
Eaton Corp.
			7.950% due 11/15/29	1,575	2,098
2.750% due 11/02/22	1,000	1,033
4.150% due 11/02/42	250	279	FirstEnergy Series A Corp.
eBay, Inc.			2.750% due 03/15/18	200	203
1.237% due 08/01/19 (Ê)	3,950	3,907	Series B
Ecolab, Inc.			4.250% due 03/15/23	700	744
4.350% due 12/08/21	100	113	Series C
El Paso Natural Gas Co. LLC			7.375% due 11/15/31	1,900	2,452
7.500% due 11/15/26	1,425	1,550	FirstEnergy Transmission LLC
Emera US Finance, LP			5.450% due 07/15/44 (Þ)	907	1,033
3.550% due 06/15/26 (Þ)	2,575	2,703	Florida East Coast Holdings Corp.
4.750% due 06/15/46 (Þ)	1,755	1,933	6.750% due 05/01/19 (Þ)	380	389
Enbridge Energy Partners, LP			Ford Motor Co.
5.875% due 10/15/25	1,000	1,100	4.750% due 01/15/43	1,000	1,102
Energy Transfer Partners, LP			Ford Motor Credit Co. LLC

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 155

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.724% due 12/06/17	1,000	1,004	Goldman Sachs Capital I
2.551% due 10/05/18	6,880	7,003	6.345% due 02/15/34	5,600	6,778
			Goldman Sachs Capital II
3.157% due 08/04/20	1,750	1,808	Series 2011-GC5
5.875% due 08/02/21	1,400	1,615	4.000% due 06/01/43 (Ê)(ƒ)	200	162
Series FXD			Goldman Sachs Group, Inc. (The)
2.145% due 01/09/18	6,395	6,447	2.625% due 04/25/21	2,655	2,703
Ford Motor Credit Co., LLC
			5.250% due 07/27/21	1,900	2,159
3.664% due 09/08/24	200	209
Freeport-McMoran Oil & Gas LLC / FCX			3.850% due 07/08/24	1,445	1,551
Oil & Gas, Inc.			4.250% due 10/21/25	1,200	1,268
6.875% due 02/15/23	100	97	6.750% due 10/01/37	3,767	4,829
Freeport-McMoRan, Inc.			6.250% due 02/01/41	1,100	1,459
3.550% due 03/01/22	600	513
Fresenius Medical Care US Finance II,			4.750% due 10/21/45	1,000	1,139
Inc.			Series D
4.750% due 10/15/24 (Þ)	740	788	6.000% due 06/15/20	1,875	2,146
General Electric Co.			Series O
5.250% due 12/06/17	3,805	4,021	5.300% due 12/29/49 (ƒ)	2,400	2,439
			Goodyear Tire & Rubber Co. (The)
0.902% due 08/07/18 (Ê)	5,000	4,993
			5.125% due 11/15/23	760	804
5.300% due 02/11/21	900	1,043	Great Plains Energy, Inc.
1.013% due 05/05/26 (Ê)	3,045	2,879	5.292% due 06/15/22	3,785	4,248
1.106% due 08/15/36 (Ê)	1,000	849	Halliburton Co.
5.875% due 01/14/38	1,835	2,525	3.800% due 11/15/25	500	518
4.500% due 03/11/44	2,400	2,860	4.850% due 11/15/35	200	218
Series GMTN			Harris Corp.
3.100% due 01/09/23	679	726	1.999% due 04/27/18	2,426	2,442
6.150% due 08/07/37	583	822	5.054% due 04/27/45	200	237

6.875% due 01/10/39	700	1,074	HCA, Inc.
Series NOTZ			5.375% due 02/01/25	830	864

1.480% due 04/15/20 (Ê)	1,140	1,151	HCP, Inc.
General Mills, Inc.			4.250% due 11/15/23	2,600	2,736

5.650% due 02/15/19	2,300	2,557	Series 7YR
General Motors Co.			4.000% due 12/01/22	1,100	1,159

3.500% due 10/02/18	380	392	Hewlett Packard Enterprise Co.
			2.450% due 10/05/17 (Þ)	5,330	5,395
4.875% due 10/02/23	8,795	9,609
			6.200% due 10/15/35 (Þ)	4,478	4,582
6.250% due 10/02/43	150	181
			Hexion, Inc.
General Motors Financial Co., Inc.			6.625% due 04/15/20	450	380
3.200% due 07/06/21	200	203	Hilton Worldwide Finance LLC / Hilton
4.375% due 09/25/21	150	161	Worldwide Finance Corp.
3.450% due 04/10/22	1,500	1,530	Series WI
4.250% due 05/15/23	100	105	5.625% due 10/15/21	370	383
			HSBC Finance Corp.
5.250% due 03/01/26	3,320	3,707
			6.676% due 01/15/21	700	795
Georgia-Pacific LLC			HSBC USA, Inc.
8.875% due 05/15/31	3,610	5,830	Series BKNT
Gilead Sciences, Inc.			5.875% due 11/01/34	2,665	3,299
2.550% due 09/01/20	3,115	3,240	Humana, Inc.
3.650% due 03/01/26	1,000	1,091	3.150% due 12/01/22	100	104
4.750% due 03/01/46	1,125	1,315	4.625% due 12/01/42	150	161
Glencore Funding LLC			Hyundai Capital America
2.875% due 04/16/20 (Þ)	1,200	1,167	2.000% due 07/01/19 (Þ)	2,085	2,099

GLP Capital, LP / GLP Financing II, Inc.			Indiantown Cogeneration, LP
5.375% due 11/01/23	550	590	Series A-10

See accompanying notes which are an integral part of this quarterly report.

156 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
9.770% due 12/15/20 (Å)	853	935	Kraft Heinz Foods Co.
Intel Corp.			4.875% due 02/15/25 (Þ)	7,609	8,399
3.700% due 07/29/25	150	168	5.000% due 07/15/35 (Þ)	250	297
4.900% due 07/29/45	100	120	5.200% due 07/15/45 (Þ)	150	181

International Business Machines Corp			Kroger Co. (The)
0.824% due 02/06/18 (Ê)	4,785	4,783	5.150% due 08/01/43	150	188
1.125% due 02/06/18	235	236	L Brands, Inc.
0.998% due 02/12/19 (Ê)	4,270	4,281	5.625% due 10/15/23	360	399
International Lease Finance Corp.			Land O' Lakes, Inc.
7.125% due 09/01/18 (Þ)	1,500	1,661	6.000% due 11/15/22 (Þ)	2,135	2,263
			Lockheed Martin Corp.
5.875% due 08/15/22	700	798
IPALCO Enterprises, Inc.			3.350% due 09/15/21	2,510	2,703
5.000% due 05/01/18	3,500	3,675	4.500% due 05/15/36	100	117
Jackson National Life Global Funding			Series 10YR
3.050% due 04/29/26 (Þ)	500	513	3.550% due 01/15/26	600	661
Series 144a			Marathon Oil Corp.
2.600% due 12/09/20 (Þ)	1,670	1,728	3.850% due 06/01/25	5,435	4,932
Janus Capital Group,Inc.			McDonald's Corp.
4.875% due 08/01/25	3,410	3,708	2.100% due 12/07/18	2,700	2,756
Jersey Central Power & Light Co.			3.700% due 01/30/26	400	438
4.700% due 04/01/24 (Þ)	525	578	Medtronic, Inc.
JPMorgan Chase & Co.			Series WI
1.615% due 01/25/18 (Ê)	1,550	1,561	3.500% due 03/15/25	1,000	1,095
			Merck & Co., Inc.
2.750% due 06/23/20	2,755	2,850
			0.986% due 05/18/18 (Ê)	21,060	21,143
2.550% due 03/01/21	3,340	3,421
			2.750% due 02/10/25	300	316
4.350% due 08/15/21	900	993	MetLife, Inc.
4.125% due 12/15/26	1,600	1,720	6.400% due 12/15/36	700	777
4.950% due 06/01/45	700	803	10.750% due 08/01/39	3,805	6,088
Series H			Metropolitan Life Global Funding I
1.700% due 03/01/18	990	997	2.500% due 12/03/20 (Þ)	1,000	1,036
JPMorgan Chase Bank NA			MGM Resorts International
Series BKNT
			6.000% due 03/15/23	550	595
6.000% due 10/01/17	7,800	8,208	Microsoft Corp.
JPMorgan Chase Capital XIII
Series M			3.750% due 02/12/45	2,000	2,070
			MidAmerican Energy Co.
1.581% due 09/30/34 (Ê)	3,530	2,877
JPMorgan Chase Capital XXI			3.500% due 10/15/24	1,500	1,654
Series U			Mondelez International, Inc.
1.709% due 02/02/37 (Ê)	10	8	4.000% due 02/01/24	600	663
JPMorgan Chase Capital XXIII			Monongahela Power Co.
1.362% due 05/15/47 (Ê)	8,880	6,815	4.100% due 04/15/24 (Þ)	1,815	1,998
Kindred Healthcare, Inc.			5.400% due 12/15/43 (Þ)	1,390	1,802
Series WI			Morgan Stanley
8.750% due 01/15/23	380	383	5.950% due 12/28/17	1,000	1,062
KKR Group Finance Co. II LLC			Series GMTN
5.500% due 02/01/43 (Þ)	50	53	7.300% due 05/13/19	1,000	1,147
KKR Group Finance Co. III LLC			2.500% due 04/21/21	2,200	2,226
5.125% due 06/01/44 (Þ)	4,605	4,739	3.875% due 01/27/26	5,370	5,732
KLA-Tencor Corp.			MPLX, LP
4.650% due 11/01/24	200	221	4.875% due 06/01/25 (Þ)	700	699
Kohl's Corp.			Mutual of Omaha Insurance Co.
5.550% due 07/17/45	3,115	2,979	4.297% due 07/15/54 (Þ)	3,140	3,152
Kraft Foods Group, Inc.			Mylan, Inc.
3.500% due 06/06/22	700	754	2.550% due 03/28/19	2,670	2,721

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 157

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Navient Corp.			4.500% due 03/20/42	250	290
8.000% due 03/25/20	730	779	Pricoa Global Funding I
NBCUniversal Media LLC			2.550% due 11/24/20 (Þ)	2,210	2,289
4.375% due 04/01/21	1,000	1,126	Procter & Gamble Co. (The)
NCL Corp., Ltd.			1.027% due 11/01/19 (Ê)	5,000	4,993
4.625% due 11/15/20 (Þ)	380	384	Progress Energy, Inc.
Neiman Marcus Group, Ltd. LLC			4.400% due 01/15/21	200	219
8.750% due 10/15/21 (Þ)	530	419	Protective Life Global Funding
Neptune Finco Corp.			2.700% due 11/25/20 (Þ)	1,100	1,139
6.625% due 10/15/25 (Þ)	450	485	Public Service Co. of New Mexico
Netflix, Inc.			7.950% due 05/15/18	3,320	3,676
5.875% due 02/15/25	380	407	Quebecor World Capital Corp.
New York Life Global Funding			4.875% due 01/02/49 (Ø)(Þ)	625	—
1.450% due 12/15/17 (Þ)	4,430	4,460	6.125% due 11/15/49 (Ø)	1,955	—
Newell Brands, Inc.			Quicken Loans, Inc.
3.150% due 04/01/21	150	157	5.750% due 05/01/25 (Þ)	400	396
3.850% due 04/01/23	6,810	7,278	QVC, Inc.
4.200% due 04/01/26	250	273	4.375% due 03/15/23	5,765	5,910
NextEra Energy Capital Holdings, Inc.			Series WI
Series F			5.450% due 08/15/34	2,040	1,940
2.056% due 09/01/17	2,000	2,013	Rayonier AM Products, Inc.
NiSource Finance Corp.			5.500% due 06/01/24 (Þ)	3,360	2,913
6.400% due 03/15/18	868	937	Regency Energy Partners, LP / Regency
Noble Energy, Inc.			Energy Finance Corp.
8.250% due 03/01/19	600	687	5.875% due 03/01/22	400	436
			Reliance Standard Life Global Funding
3.900% due 11/15/24	1,000	1,024

5.250% due 11/15/43	100	101	2.500% II due 01/15/20 (Þ)	3,070	3,121
Novartis Capital Corp.			Reynolds American, Inc.
4.000% due 11/20/45	1,000	1,153	6.875% due 05/01/20	3,290	3,897
NVR, Inc.
			3.250% due 06/12/20	250	264
3.950% due 09/15/22	3,200	3,392
Occidental Petroleum Corp.			5.850% due 08/15/45	1,300	1,710
			Reynolds Group Issuer, Inc. / Reynolds
3.125% due 02/15/22	200	210	Group Issuer LLC / Reynolds Group
3.400% due 04/15/26	350	368	Issuer Lu
4.625% due 06/15/45	200	226	6.875% due 02/15/21	370	385
Oncor Electric Delivery Co. LLC			Sabine Pass Liquefaction LLC

6.800% due 09/01/18	4,750	5,252	Series WI
Oracle Corp.			5.750% due 05/15/24	380	389

1.900% due 09/15/21	3,125	3,135	SABMiller Holdings, Inc.
			3.750% due 01/15/22 (Þ)	4,116	4,470
2.400% due 09/15/23	1,725	1,742
			Schlumberger Holdings Corp.
2.650% due 07/15/26	4,685	4,708
			4.000% due 12/21/25 (Þ)	3,520	3,832
PACCAR Financial Corp.

1.280% due 12/06/18 (Ê)	1,000	1,005	SL Green Realty Corp
			7.750% due 03/15/20	2,300	2,677
Pacific Gas & Electric Co.

6.050% due 03/01/34	700	935	SL Green Realty Corp.
			5.000% due 08/15/18	505	531
5.800% due 03/01/37	400	528	Southern Copper Corp.
Panhandle Eastern Pipe Line Co., LP			6.750% due 04/16/40	60	65
8.125% due 06/01/19	3,542	3,952
			5.250% due 11/08/42	980	907
Pfizer, Inc.

0.953% due 06/15/18 (Ê)	8,993	9,014	Southwestern Electric Power Co.
			6.200% due 03/15/40	470	608
Pharmacia LLC

6.500% due 12/01/18	2,065	2,314	Sprint Capital Corp.
			8.750% due 03/15/32	6,465	6,029
Philip Morris International, Inc.
2.500% due 08/22/22	600	621	Sprint Communications, Inc.

See accompanying notes which are an integral part of this quarterly report.

158 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
9.000% due 11/15/18 (Þ)	1,415	1,533	8.312% due 07/01/46 (Þ)	4,394	6,039
State Street Corp.			Valeant Pharmaceuticals International,

4.956% due 03/15/18	1,000	1,049	Inc.
Teachers Insurance & Annuity			5.500% due 03/01/23 (Þ)	619	511
Association of America			6.125% due 04/15/25 (Þ)	1,740	1,444
4.900% due 09/15/44 (Þ)	300	344	Ventas Realty LP/CAP CRP
4.900% due 09/15/44 (Å)	100	114	2.000% due 02/15/18	1,400	1,410
4.375% due 09/15/54 (Þ)	200	202	Verizon Communications, Inc.
Tenet Healthcare Corp.			2.406% due 09/14/18 (Ê)	600	617
4.153% due 06/15/20 (Ê)	1,165	1,156	3.650% due 09/14/18	1,970	2,070
8.125% due 04/01/22	6,010	6,206	1.375% due 08/15/19	5,665	5,667
Time Warner Cable, Inc.			5.150% due 09/15/23	2,895	3,394
4.125% due 02/15/21	1,000	1,069	2.625% due 08/15/26	3,635	3,629
5.875% due 11/15/40	200	224	6.400% due 09/15/33	550	713
Time Warner, Inc.
			6.550% due 09/15/43	550	749
4.750% due 03/29/21	300	338	Series WI
7.700% due 05/01/32	1,000	1,435	4.862% due 08/21/46	1,900	2,133
Toyota Motor Credit Corp.
Series MTN			4.672% due 03/15/55	3,085	3,204

1.026% due 03/12/20 (Ê)	13,210	13,171	Viacom, Inc.
Transcontinental Gas Pipe Line Co. LLC			Visa Inc	150	154
7.850% due 02/01/26 (Þ)	800	998	3.875% due 04/01/24
Tyson Foods, Inc.			3.150% due 12/14/25	1,000	1,074
5.150% due 08/15/44	100	121	4.300% due 12/14/45	650	766
UBS AG			Wachovia Capital Trust III
Series GMTN			5.570% due 03/29/49 (Ê)(ƒ)	2,925	2,925
1.800% due 03/26/18	7,035	7,081	Walgreens Boots Alliance, Inc.
Under Armour, Inc.			3.450% due 06/01/26	1,790	1,875
3.250% due 06/15/26	525	534	4.800% due 11/18/44	965	1,092
Union Pacific Railroad Co. Pass-Through			Wal-Mart Stores, Inc.
Trust
Series 06-1			6.200% due 04/15/38	100	145
			Waste Management, Inc.
5.866% due 07/02/30	875	1,026
United Rentals NA, Inc.			3.500% due 05/15/24	300	327
			WEA Finance LLC / Westfield UK &
5.750% due 11/15/24	380	394	Europe Finance PLC
United Technologies Corp.			3.250% due 10/05/20 (Þ)	1,025	1,068
4.500% due 06/01/42	200	237	Wells Fargo & Co.
UnitedHealth Group, Inc.			2.500% due 03/04/21	1,895	1,944
1.900% due 07/16/18	3,420	3,470
			4.600% due 04/01/21	1,500	1,676
3.875% due 10/15/20	100	109
			1.740% due 07/26/21 (Ê)	8,880	8,928
5.700% due 10/15/40	400	535
Univision Communications, Inc.			2.100% due 07/26/21	2,000	2,009
5.125% due 05/15/23 (Þ)	550	565	3.000% due 04/22/26	2,870	2,948
5.125% due 02/15/25 (Þ)	380	391	4.650% due 11/04/44	1,200	1,308
US Airways Pass-Through Trust			Series GMTN
Series 2012-1 Class A			2.600% due 07/22/20	5,385	5,573
5.900% due 10/01/24	2,513	2,902	4.300% due 07/22/27	2,000	2,190
Series A Class A			4.900% due 11/17/45	1,700	1,927
7.125% due 10/22/23	2,476	2,934	Welltower, Inc.
US Bank NA			6.125% due 04/15/20	1,720	1,961
Series BKNT
			5.250% due 01/15/22	2,500	2,816
0.856% due 09/11/17 (Ê)	4,800	4,797	West Corp.
1.375% due 09/11/17	2,400	2,410	5.375% due 07/15/22 (Þ)	420	392
1.021% due 01/26/18 (Ê)	250	249	Whiting Petroleum Corp.
USF&G Capital III

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 159

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.750% due 03/15/21	420	352	5.250% due 04/01/42	1,540	1,668
Williams Partners, LP			Bharti Airtel, Ltd.
3.600% due 03/15/22	2,000	1,947	4.375% due 06/10/25 (Þ)	740	784
4.000% due 09/15/25	2,195	2,093	BHP Billiton Finance USA, Ltd.
5.100% due 09/15/45	3,235	2,910	3.250% due 11/21/21	800	858
ZF NA Capital, Inc.			2.875% due 02/24/22	100	105
4.750% due 04/29/25 (Þ)	770	805	5.000% due 09/30/43	300	359
ZFS Finance USA Trust V			6.750% due 10/19/75 (Þ)	3,740	4,161
6.500% due 05/09/37 (Þ)	5,977	6,022	BNP Paribas SA
		1,026,426	2.375% due 09/14/17	300	304
International Debt - 5.1%			BP Capital Markets PLC
1011778 BC ULC / New Red Finance,
Inc.			3.245% due 05/06/22	100	106
6.000% due 04/01/22 (Þ)	740	776	3.119% due 05/04/26	800	816
ABN AMRO Bank NV			Braskem Finance, Ltd.
4.750% due 07/28/25 (Þ)	400	419	6.450% due 02/03/24	2,375	2,476
			Brazilian Government International Bond
Actavis Funding SCS			5.625% due 01/07/41	1,050	1,036
3.450% due 03/15/22	250	263
3.800% due 03/15/25	2,925	3,108	5.000% due 01/27/45	460	421
			British Telecommunications PLC
4.750% due 03/15/45	300	333
AerCap Ireland Capital, Ltd. / AerCap			9.375% due 12/15/30	200	318
Global Aviation Trust			Canadian Oil Sands, Ltd.
4.625% due 07/01/22	3,670	3,942	7.750% due 05/15/19 (Þ)	2,590	2,905
Series WI			4.500% due 04/01/22 (Þ)	3,740	3,849
3.750% due 05/15/19	400	414	CDP Financial, Inc.
Altice Financing SA			5.600% due 11/25/39 (Þ)	2,480	3,387
6.625% due 02/15/23 (Þ)	260	261	Celulosa Arauco y Constitucion SA
Altice Luxembourg SA			Series WI
7.750% due 05/15/22 (Þ)	2,825	2,866	4.750% due 01/11/22	300	321
America Movil SAB de CV			Colombia Government International
			Bond
5.625% due 11/15/17	250	263
			5.625% due 02/26/44	610	669
5.000% due 03/30/20	290	323	Commonwealth Bank of Australia
ArcelorMittal
			5.000% due 10/15/19 (Þ)	200	221
7.250% due 02/25/22	720	788	Cooperatieve Rabobank UA
6.125% due 06/01/25	2,525	2,676	4.625% due 12/01/23	900	966
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.			4.375% due 08/04/25	600	633
3.653% due 12/15/19 (Ê)(Þ)	730	736	5.750% due 12/01/43	400	495
Argentine Republic Government			5.250% due 08/04/45	2,450	2,869
International Bond
			11.000% due 06/29/49 (ƒ)(Þ)	2,702	3,303
6.875% due 04/22/21 (Þ)	490	527	Credit Agricole SA
7.500% due 04/22/26 (Þ)	360	391	8.375% due 10/29/49 (ƒ)(Þ)	600	677
7.625% due 04/22/46 (Þ)	240	256	Credit Suisse Group Funding Guernsey,
AstraZeneca PLC			Ltd.
2.375% due 11/16/20	2,110	2,167	3.800% due 06/09/23 (Þ)	4,495	4,561
3.375% due 11/16/25	1,000	1,073	4.550% due 04/17/26 (Þ)	3,400	3,588
Bank of Montreal			Series WI
Series 3FRN			4.875% due 05/15/45	1,000	1,069

1.025% due 04/10/18 (Ê)	800	797	Dai-ichi Life Insurance Co., Ltd. (The)
Bank of Nova Scotia (The)			4.000% due 12/31/49 (ƒ)(Þ)	1,915	1,939
1.316% due 06/14/19 (Ê)	12,250	12,252	Ecopetrol SA
Barclays Bank PLC			5.375% due 06/26/26	400	395
6.050% due 12/04/17 (Þ)	200	209	5.875% due 05/28/45	680	601
Barrick Gold Corp.			Emera, Inc.
4.100% due 05/01/23	2,960	3,176	Series 16-A

See accompanying notes which are an integral part of this quarterly report.

160 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.750% due 06/15/76	4,200	4,540	6.050% due 01/11/40	470	593
Ensco PLC			5.550% due 01/21/45	1,950	2,340
4.700% due 03/15/21	6,705	5,699	Mylan NV
5.200% due 03/15/25	430	293	3.150% due 06/15/21 (Þ)	5,830	6,013
5.750% due 10/01/44	3,265	1,910	3.950% due 06/15/26 (Þ)	6,275	6,534
Fiat Chrysler Automobiles NV			Noble Holding International, Ltd.
Series WI			3.950% due 03/15/22	1,285	951
5.250% due 04/15/23	580	586	6.950% due 04/01/25	1,220	1,010
GE Capital International Funding Co.
			Nokia OYJ
Series Unlimited WI Co			6.625% due 05/15/39	3,420	3,685

3.373% due 11/15/25	766	840	Nordea Bank AB
4.418% due 11/15/35	3,723	4,291	4.875% due 05/13/21 (Þ)	600	667
			OCP SA
GlaxoSmithKline Capital PLC			4.500% due 10/22/25 (Þ)	330	332
2.850% due 05/08/22	400	421
			Pernod Ricard SA
Glencore Finance Canada, Ltd.			4.450% due 01/15/22 (Þ)	580	641
2.700% due 10/25/17 (Þ)	900	904
Global SC Finance II SRL			5.500% due 01/15/42 (Þ)	150	187
Series 2014-1A Class A2			Perrigo Co. PLC
3.090% due 07/17/29 (Þ)	1,720	1,642	2.300% due 11/08/18	3,255	3,269
HBOS PLC			Perrigo Finance Unlimited Co.
Series GMTN			4.375% due 03/15/26	2,120	2,281
6.750% due 05/21/18 (Þ)			Peruvian Government International Bond
HSBC Bank PLC	9,920	10,683	6.550% due 03/14/37	90	123
7.650% due 05/01/25	990	1,246	5.625% due 11/18/50	550	697
HSBC Holdings PLC			Petrobras Global Finance BV
3.400% due 03/08/21	1,000	1,037	5.750% due 01/20/20	200	199
2.950% due 05/25/21	2,195	2,233	5.375% due 01/27/21	2,170	2,059
4.250% due 08/18/25	1,000	1,029	6.250% due 03/17/24	580	544
3.900% due 05/25/26	3,385	3,515	Petroleos Mexicanos
Series .			3.500% due 01/30/23	570	540
6.375% due 12/31/49 (ƒ)	400	392	4.875% due 01/18/24	290	295
Indonesia Government International
Bond			6.875% due 08/04/26 (Þ)	2,710	3,042
Series REGS			5.500% due 06/27/44	150	136
3.750% due 04/25/22	830	868	6.375% due 01/23/45	650	649
5.375% due 10/17/23	290	330	Series REGS
ING Bank NV			6.875% due 08/04/26	240	270
5.800% due 09/25/23 (Þ)	600	668	Series WI
Intelsat Jackson Holdings SA			4.500% due 01/23/26	2,875	2,780
7.250% due 04/01/19	4,290	3,207	5.625% due 01/23/46	5,005	4,585
Intesa Sanpaolo SpA			Poland Government International Bond
5.017% due 06/26/24 (Þ)	1,100	1,049	5.125% due 04/21/21	1,090	1,242
Lloyds Banking Group PLC
			4.000% due 01/22/24	180	199
4.500% due 11/04/24	600	622	Province of Ontario Canada
Macquarie Bank, Ltd.
			3.000% due 07/16/18	6,925	7,191
1.364% due 10/27/17 (Å)(Ê)	2,205	2,202	Province of Quebec Canada
Magnetite XII, Ltd.
Series 2015-12A Class A			0.910% due 09/04/18 (Ê)	4,250	4,240
1.821% due 04/15/27 (Ê)(Þ)	1,500	1,500	0.977% due 07/21/19 (Ê)	3,380	3,378
			Qatar Government International Bond
Mallinckrodt International Finance SA			4.625% due 06/02/46 (Þ)	3,675	3,941
4.750% due 04/15/23	470	411
			Rio Tinto Finance USA, Ltd.
Mexico Government International Bond			3.750% due 09/20/21	500	546
4.000% due 10/02/23	10	11
			Royal Bank of Canada
3.600% due 01/30/25	690	722	Series GMTN

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 161

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.929% due 10/13/17 (Ê)	3,489	3,478	2.125% due 04/07/21	3,200	3,256
4.650% due 01/27/26	4,230	4,652	Total Capital SA
Royal Bank of Scotland Group PLC			2.125% due 08/10/18	2,680	2,730
6.400% due 10/21/19	1,000	1,117	Trade MAPS 1, Ltd.
			Series 2013-1A Class A
6.125% due 12/15/22	500	531
			1.138% due 12/10/18 (Ê)(Þ)	6,410	6,390
5.125% due 05/28/24	1,500	1,505	Transocean, Inc.
Royal Bank of Scotland NV
			3.750% due 10/15/17	3,349	3,282
4.650% due 06/04/18	200	207
Russian Foreign Bond - Eurobond			6.800% due 03/15/38	1,550	915
			Turkey Government International Bond
7.500% due 03/31/30 (Þ)	209	256
Series REGS			5.625% due 03/30/21	100	106

4.500%due 04/04/22	600	636	4.875% due 04/16/43	620	573
			Tyco Electronics Group SA
7.500% due 03/31/30	367	449
Schlumberger Norge AS			6.550% due 10/01/17	2,425	2,568
Series 144a			UBS Group Funding Jersey, Ltd.
4.200% due 01/15/21 (Þ)	500	545	4.125% due 09/24/25 (Þ)	500	528
Seagate HDD Cayman			4.125% due 04/15/26 (Þ)	2,715	2,870
4.750% due 06/01/23	3,615	3,372	Vale Overseas, Ltd.
SFR Group SA			6.875% due 11/21/36	680	655
6.250% due 05/15/24 (Å)	780	748	Validus Holdings, Ltd.
7.375% due 05/01/26 (Å)	2,370	2,367	8.875% due 01/26/40	2,273	3,166
Shell International Finance BV			Virgin Media Finance PLC
1.210% due 11/10/18 (Ê)	6,440	6,463	6.375% due 04/15/23 (Þ)	370	380
			Yara International ASA
4.375% due 03/25/20	100	110
			3.800% due 06/06/26 (Þ)	3,815	4,010
2.875% due 05/10/26	2,865	2,921
4.375% due 05/11/45	1,000	1,084	Loan Agreements - 0.3%		297,946
4.000% due 05/10/46	1,985	2,042	Avago Technologies Cayman Finance,
Sinopec Group Overseas Development			Ltd. Term Loan B1
2014, Ltd.			4.250% due 02/01/23 (Ê)	2,819	2,818
4.375% due 04/10/24 (Þ)	730	802	HCA, Inc. Term Loan B4
Sirius International Group, Ltd.			3.381% due 05/01/18 (Ê)	2,830	2,837
7.506% due 05/29/49 (ƒ)(Þ)	4,170	4,186	MacDermid, Inc. 1st Lien Term Loan
Sky PLC			5.500% due 06/07/20 (Ê)	5,820	5,820
6.100% due 02/15/18 (Þ)	4,670	4,974	Reynolds Group Holdings, Inc. Term
			Loan
SMART Trust			1.000% due 02/01/23 (v)	305	305
Series ABS 2015-3US Class A3A			Sungard Availability Services Capital,
1.660% due 08/14/19	3,595	3,585

Standard Chartered PLC			Inc. Term Loan B
			6.000% due 03/31/19 (Ê)	2,841	2,401
5.700% due 03/26/44 (Þ)	1,400	1,558	Texas Competitve Electric Holdings Co.
Statoil ASA			LLC Term Loan
3.125% due 08/17/17	150	153	1.000% due 10/31/17 (v)	190	190
Suncor Energy, Inc.			T-Mobile USA, Inc. Term Loan B
5.950% due 12/01/34	2,690	3,253	3.500% due 11/09/22 (Ê)	2,487	2,501
Telefonica Emisiones SAU
5.134% due 04/27/20	250	277	Mortgage-Backed Securities - 23.1%		16,872
Tengizchevroil Finance Co. International,			1211 Avenue of the Americas Trust
Ltd.			Series 2015-1211 Class A1A2
4.000% due 08/15/26 (Å)	1,355	1,350	3.901% due 08/10/35 (Þ)	4,050	4,524
Teva Pharmaceutical Finance
Netherlands III BV			225 Liberty Street Trust
			Series 2016-225L Class A
2.200% due 07/21/21	4,655	4,678
			3.597% due 02/10/36 (Þ)	975	1,074
2.800% due 07/21/23	2,130	2,167	A10 Securitization LLC
Toronto-Dominion Bank (The)			Series 2016-1 Class C
1.542% due 01/22/19 (Ê)	5,135	5,165	5.750% due 03/15/35 (Þ)	4,391	4,426

See accompanying notes which are an integral part of this quarterly report.

162 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Adjustable Rate Mortgage Trust			2.848% due 09/25/35 (Ê)	1,498	1,373
Series 2006-1 Class 2A1			Banc of America Mortgage Trust
3.270% due 03/25/36 (Ê)	606	441	Series 2005-D Class 2A7
Alternative Loan Trust			3.195% due 05/25/35 (Ê)	1,126	1,054
Series 2005-85CB Class 2A2			Banc of America Re-REMIC Trust
5.500% due 02/25/36	12	11	Series 2010-UB5 Class A4A
Series 2005-J13 Class 2A7			5.649% due 02/17/51 (Þ)	2,162	2,174
5.500% due 11/25/35	430	376	BCAP LLC Trust
Series 2006-13T1 Class A3			Series 2009-RR11 Class 7A1
6.000% due 05/25/36	2,952	2,331	2.551% due 02/26/36 (Ê)(Þ)	534	532
Series 2006-OC9 Class A1			Series 2010-RR7 Class 3A1
0.243% due 12/25/46 (Ê)	—	—	2.538% due 08/26/35 (Ê)(Þ)	1,283	1,273
Series 2007-8CB Class A1			Series 2010-RR7 Class 3A12
5.500% due 05/25/37	2,457	2,028	2.798% due 08/26/35 (Å)(Ê)	6,930	4,973
Series 2007-15CB Class A5			Series 2011-R11 Class 15A1
5.750% due 07/25/37	415	351	2.735% due 10/26/33 (Ê)(Þ)	2,664	2,683
Series 2007-15CB Class A7			Series 2011-R11 Class 20A5
6.000% due 07/25/37	1,177	1,013	2.736% due 03/26/35 (Ê)(Þ)	956	956
LBAMLL Commercial Mortgage Securities			Bear Stearns Adjustable Rate Mortgage
Trust			Trust
Series 2014-520M Class A			Series 2003-8 Class 4A1
4.185% due 08/15/46 (Þ)	660	771	2.904% due 01/25/34 (Ê)	137	136
Banc of America Alternative Loan Trust			Series 2004-5 Class 2A
Series 2005-5 Class 2CB1			3.271% due 07/25/34 (Ê)	590	588
6.000% due 06/25/35	295	286	Series 2004-10 Class 22A1
Banc of America Commercial Mortgage
			3.023% due 01/25/35 (Ê)	181	175
Trust

Series 2006-6 Class AJ			Series 2005-12 Class 13A1
5.421% due 10/10/45	3,840	3,827	3.169% due 02/25/36 (Ê)	149	140
			Bear Stearns Commercial Mortgage
Series 2007-2 Class AM			Securities Trust
5.635% due 04/10/49	370	380	Series 2007-PW15 Class A4
Series 2007-3 Class AJ			5.331% due 02/11/44	3,089	3,131
5.539% due 06/10/49	2,530	2,539	Bear Stearns Structured Products, Inc.
Banc of America Funding Corp.			Series 2007-R6 Class 2A1
Series 2015-R3			2.478% due 12/26/46 (Ê)	1,232	918
0.677% due 03/27/36	5,738	3,276	BHMS Mortgage Trust
Series 2015-R3 Class 5A2			Series 2014-ATLS Class BFX
0.677% due 06/29/37 (Å)(Ê)	9,143	4,677	4.241% due 07/05/33 (Þ)	2,745	2,769
Banc of America Funding Trust			CFCRE Commercial Mortgage Trust
Series 2006-3 Class 5A8			Series 2011-C2 Class C
5.500% due 03/25/36	1,124	1,063	5.588% due 12/15/47 (Þ)	860	972
Series 2006-F Class 1A2			Series 2016-C3 Class A3
2.706% due 07/20/36 (Ê)	77	60	3.865% due 01/10/48	6,630	7,402
Banc of America Merrill Lynch			CGCMT Trust
Commercial Mortgage, Inc.			Series 2009-RR1 Class MA4A
Series 2005-3 Class AM			5.485% due 03/17/51 (Þ)	400	403
4.727% due 07/10/43	100	99	CHL Mortgage Pass-Through Trust
Series 2008-1 Class A4			Series 2004-11 Class 2A1
6.424% due 02/10/51	1,164	1,219	2.472% due 07/25/34 (Ê)	1,610	1,587
Banc of America Mortgage Securities,			Series 2004-22 Class A3
Inc.
Series 2004-1 Class 5A1			2.643% due 11/25/34 (Ê)	741	700
			Series 2006-14 Class A4
6.500% due 09/25/33	9	9
Series 2004-11 Class 2A1			6.250% due 09/25/36	2,392	2,161
			Series 2006-21 Class A8
5.750% due 01/25/35	314	318
Series 2004-F Class 1A1			5.750% due 02/25/37	1,835	1,608
			Series 2007-4 Class 1A10
2.677% due 07/25/34 (Ê)	255	259
Series 2005-H Class 2A5			6.000% due 05/25/37	4,233	3,582

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 163

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-5 Class A51			Series 2007-C4 Class A4
5.750% due 05/25/37	1,843	1,679	6.147% due 09/15/39	4,167	4,287
Series 2007-9 Class A11			Credit Suisse First Boston Mortgage
5.750% due 07/25/37	1,103	1,007	Securities Corp.
			Series 2004-C4 Class E

Series 2007-9 Class A13			5.536% due 10/15/39 (Þ)	2,012	2,104
5.750% due 07/25/37	732	672
Citigroup Commercial Mortgage ATrust			Series 2005-9 Class 2A1
Series 2013-375P Class A			5.500% due 10/25/35	2,154	1,988

3.251% due 05/10/35 (Þ)	800	858	Series 2005-C3 Class AJ
Series 2013-375P Class D			4.771% due 07/15/37	5	5

3.518% due 05/10/35 (Þ)	3,810	3,852	Series 2005-C3 Class B
Series 2015-GC29 Class D			4.882% due 07/15/37	1,505	1,504
3.110% due 04/10/48 (Þ)	520	364	CSAIL Commercial Mortgage Trust
Citigroup Mortgage Loan Trust, Inc.			Series 2015-C3 Class A3
Series 2004-UST1 Class A5			3.447% due 08/15/48	270	293
2.044% due 08/25/34 (Ê)	2,746	2,697	CSMC Mortgage-Backed Trust
			Series 2007-2 Class 3A4

Series 2005-11 Class A2A			5.500% due 03/25/37	1,963	1,782
2.730% due 10/25/35 (Ê)	81	80
			CSMC Trust

Series 2007-AR8 Class 2A1A			Series 2014-USA Class A2
2.888% due 07/25/37 (Ê)	1,200	1,130
			3.953% due 09/15/37 (Þ)	2,970	3,247
Series 2012-7 Class 10A2
2.729% due 09/25/36 (Ê)(Þ)	2,187	1,985	Series 2015-12R
			0.953% due 11/30/37	5,450	3,243
Commercial Mortgage Trust			DBCCRE Mortgage Trust
Series 2005-LP5 Class D
4.646% due 05/10/43	5	5	Series 2014-ARCP Class A
			4.238% due 01/10/34 (Þ)	280	307
Series 2007-C9 Class AJ
5.650% due 12/10/49	864	874	Series 2014-ARCP Class C
			4.935% due 01/10/34 (Þ)	3,985	4,209
Series 2007-GG11 Class AJ			DBJPM Mortgage Trust
6.032% due 12/10/49	2,642	2,649	Series 2016-C3 Class A5
Series 2008-LS1 Class A4B			2.890% due 09/10/49	1,630	1,702
6.094% due 12/10/49	2,136	2,213	DSLA Mortgage Loan Trust
Series 2010-RR1 Class GEA			Series 2007-AR1 Class 2A1A
5.543% due 12/11/49 (Þ)	7,300	7,381	0.579% due 04/19/47 (Ê)	6,180	4,944
Series 2013-300P Class A1			Fannie Mae
4.353% due 08/10/30 (Þ)	950	1,088	10.000% due 2018	1	1
Series 2013-CR7 Class A1			3.766% due 2020	5,726	6,228
0.716% due 03/10/46	2,025	2,021
			4.000% due 2020	4	4
Series 2014-277P Class A
			3.400% due 2021	4,790	5,193
3.611% due 08/10/49 (Þ)	1,070	1,183
Series 2015-3BP Class A			3.500% due 2021	204	216
3.178% due 02/10/35 (Þ)	1,030	1,098	3.840% due 2021	3,715	4,094
Series 2015-CR24 Class D			3.890% due 2021	1,836	2,023
3.463% due 08/10/55	180	135	4.338% due 2021	5,711	6,331
Series 2015-LC19 Class A4
			5.500% due 2021	72	77
3.183% due 02/10/48	1,232	1,319
Series 2015-PC1 Class B			2.820% due 2022	2,506	2,666

4.443% due 07/10/50	1,100	1,207	2.830% due 2022	2,303	2,451
Series 2016-787S Class A			5.500% due 2022	313	339
3.545% due 02/10/36 (Þ)	975	1,072	4.500% due 2023	49	53
CommercialMortgage Trust			5.500% due 2023	195	212
Series 2016-GCT Class A
			2.500% due 2024	6,155	6,385
2.681% due 08/10/29 (Þ)	971	1,000
Credit Suisse Commercial Mortgage			4.000% due 2024	52	56
Trust Series			5.500% due 2024	451	491
Series 2007-C1 Class A3
			7.500% due 2024	1	1
5.383% due 02/15/40	4,244	4,274

See accompanying notes which are an integral part of this quarterly report.

164 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
10.000% due 2024	2	2	4.500% due 2042	438	477
4.000% due 2025	2,086	2,197	3.500% due 2043	4,438	4,735
4.500% due 2025	40	43	3.000% due 2044	8,431	8,799
5.500% due 2025	822	865	3.500% due 2045	33,551	35,515
2.550% due 2026	1,460	1,526	4.000% due 2045	8,742	9,431
3.100% due 2026	1,605	1,748	3.500% due 2046	45,153	47,690
3.500% due 2026	1,707	1,810	4.000% due 2046	14,593	15,820
4.000% due 2026	726	769	4.500% due 2046	4,349	4,877
4.500% due 2026	133	152	15 Year TBA(Ï)
5.500% due 2026	134	151	2.500%	19,460	20,156
9.000% due 2026	4	5	3.000%	6,600	6,925
2.965% due 2027	3,944	4,225	3.500%	13,420	14,211
			30 Year TBA(Ï)
3.000% due 2027	1,899	1,998
			3.000%	39,045	40,631
4.500% due 2027	477	544
			3.500%	43,780	46,239
5.500% due 2027	51	57
			4.000%	42,715	45,781
3.500% due 2028	1,693	1,808
			4.500%	21,862	23,839
7.500% due 2029	5	6
			5.000%	4,145	4,588
3.500% due 2030	1,636	1,738	Series 1997-281 Class 2
8.500% due 2030	49	56	Interest Only STRIP
9.500% due 2030	17	19	9.000% due 11/25/26 (Å)	16	4
7.500% due 2031	13	13	Series 2000-306 Class IO
			Interest Only STRIP
8.500% due 2031	89	102	8.000% due 05/25/30 (Å)	16	4
3.500% due 2032	2,352	2,511	Series 2001-317 Class 2
7.500% due 2032	18	21	Interest Only STRIP
8.500% due 2032	11	14	8.000% due 12/25/31 (Å)	24	5
			Series 2002-320 Class 2
3.000% due 2033	5,057	5,326	Interest Only STRIP
3.500% due 2033	4,276	4,555	7.000% due 04/25/32 (Å)	7	2
5.500% due 2034	876	992	Series 2003-339 Class 23

4.500% due 2035	556	645	Interest Only STRIP
			5.000% due 06/25/18	111	3
4.500% due 2035	4,235	4,654
			Series 2003-343 Class 6
5.500% due 2035	574	651	Interest Only STRIP
2.444% due 2036(Ê)	5	6	5.000% due 10/25/33	431	78
4.000% due 2036	57	62	Series 2003-345 Class 18
			Interest Only STRIP
5.500% due 2036	1,467	1,639
			4.500% due 12/25/18	375	12
4.000% due 2037	58	62	Series 2003-345 Class 19
5.500% due 2037	1,000	1,111	Interest Only STRIP
5.500% due 2038	362	407	4.500% due 01/25/19	403	13
4.500% due 2039	564	616	Series 2005-365 Class 12
			Interest Only STRIP
4.500% due 2039	598	697
			5.500% due 12/25/35	1,306	213
6.000% due 2039	508	581	Series 2006-369 Class 8
4.500% due 2040	200	219	Interest Only STRIP
5.500% due 2040	6,413	7,272	5.500% due 04/25/36	188	38
			Fannie Mae Connecticut Avenue
4.000% due 2041	995	1,070	Securities
4.500% due 2041	5,787	6,337	Series 2016-C04 Class 1M1
4.500% due 2041	1,291	1,476	1.926% due 01/25/29 (Ê)	4,980	4,996

5.000% due 2041	8,989	9,972	Series 2016-C04 Class 1M2
			4.726% due 01/25/29 (Ê)	4,980	5,006
3.000% due 2042	4,857	5,086	Fannie Mae Grantor Trust

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 165

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 1999-T2 Class A1			Series 2009-96 Class DB
7.500% due 01/19/39	27	31	4.000% due 11/25/29	3,406	3,648
Series 2001-T4 Class A1			Series 2010-95 Class S
7.500% due 07/25/41	2,041	2,526	Interest Only STRIP
Fannie Mae REMICS			6.112% due 09/25/40 (Ê)	6,770	2,018
Series 1996-46 Class ZA			Series 2013-111 Class PL
7.500% due 11/25/26	66	75	2.000% due 12/25/42	3,641	3,546
Series 1997-68 Class SC			Series 2013-119 Class NT
Interest Only STRIP			4.000% due 12/25/43	3,600	4,089
8.338% due 05/18/27 (Å)(Ê)	23	5	Series 2015-43 Class PA
Series 1999-56 Class Z			3.500% due 01/25/43	3,077	3,181
7.000% due 12/18/29	235	270	Series 2016-23 Class ST
Series 2001-4 Class SA			Interest Only STRIP
7.388% due 02/17/31 (Å)(Ê)	3	—	5.547% due 11/25/45 (Ê)	4,068	1,007
Series 2002-57 Class PG			Fannie Mae Whole Loan
			Series 2003-W1 Class 2A
5.500% due 09/25/17	143	145
Series 2003-25 Class IK			6.302% due 12/25/42	56	67
			Series 2004-W9 Class 2A1

Interest Only STRIP			6.500% due 02/25/44	119	139
7.000% due 04/25/33 (Å)	63	12	Series 2004-W11 Class 1A2
Series 2003-32 Class UI
Interest Only STRIP			6.500% due 05/25/44	251	305
			Fannie Mae-Aces
6.000% due 05/25/33 (Å)	51	12	Series 2011-M2 Class A3
Series 2003-33 Class IA			3.764% due 04/25/21	4,250	4,655
Interest Only STRIP			Series 2012-M8 Class ASQ2
6.500% due 05/25/33 (Å)	301	52	1.520% due 12/25/19	7,668	7,700
Series 2003-35 Class FY			Series 2013-M4 Class ASQ2
0.570% due 05/25/18 (Ê)	188	188	1.451% due 02/25/18	3,339	3,356
Series 2003-35 Class IU			Series 2014-M13 Class AB2
Interest Only STRIP			2.951% due 08/25/24	3,645	3,861
6.000% due 05/25/33 (Å)	55	11	Series 2014-M13 Class ASQ2
Series 2003-35 Class UI			1.637% due 11/25/17	14,230	14,288
Interest Only STRIP			Series 2015-M1 Class ASQ2
6.500% due 05/25/33 (Å)	67	11	1.626% due 02/25/18	8,780	8,828
Series 2003-64 Class JI			Series 2015-M7 Class ASQ1
Interest Only STRIP			0.882% due 04/25/18	4,332	4,329
6.000% due 07/25/33 (Å)	32	7	Series 2015-M7 Class ASQ2
Series 2004-70 Class EB			1.550% due 04/25/18	3,325	3,344
5.000% due 10/25/24	607	657	Series 2015-M11 Class A1
Series 2005-110 Class MB			2.097% due 04/25/25	4,470	4,573
5.500% due 09/25/35	208	221	Series 2015-M15 Class ASQ1
Series 2005-117 Class LC			0.849% due 01/25/19	8,068	8,061
5.500% due 11/25/35	1,857	2,012	Series 2016-M2 Class ABV2
Series 2006-22 Class CE			2.131% due 01/25/23	3,810	3,832
4.500% due 08/25/23	615	657	Series 2016-M3 Class ASQ2
Series 2006-118 Class A1			2.263% due 02/25/23	5,170	5,325
0.259% due 12/25/36 (Å)(Ê)	59	57	Series 2016-M6 Class AB2
Series 2007-73 Class A1			2.395% due 05/25/26	4,800	4,869
0.259% due 07/25/37 (Å)(Ê)	568	557	Series 2016-M7 Class AV2
Series 2009-39 Class LB			2.157% due 10/25/23	11,995	12,277
4.500% due 06/25/29	1,236	1,342	FDIC Guaranteed Notes Trust
Series 2009-70 Class PS			Series 2010-S1 Class 1A
Interest Only STRIP			1.007% due 02/25/48 (Ê)(Þ)	102	102
6.581% due 01/25/37 (Ê)	10,163	1,922	FDIC Trust
Series 2009-71 Class MB			Series 2010-R1 Class A
4.500% due 09/25/24	903	968	2.184% due 05/25/50 (Þ)	687	687

See accompanying notes which are an integral part of this quarterly report.

166 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2011-R1 Class A			8.500% due 2025	6	7
2.672% due 07/25/26 (Þ)	2,821	2,875	3.500% due 2027	2,574	2,731
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass Through			8.500% due 2027	40	48
Certificates			3.500% due 2030	1,365	1,458
Series 2016-KF17 Class A
			7.500% due 2030	1	1
0.950% due 03/25/23 (Ê)	8,585	8,603
Federal Home Loan Mortgage Corp.			8.500% due 2030	19	22
Multifamily Structured Pass-Through			3.000% due 2031	2,706	2,842
Certificates			8.000% due 2031	3	4
Series 2011-K702 Class X1
Interest Only STRIP			3.000% due 2035	442	465
1.452% due 02/25/18	52,887	991	3.500% due 2035	2,383	2,538
Series 2015-K044 Class A2			5.000% due 2035	44	50
2.811% due 01/25/25	3,050	3,252	3.000% due 2036	2,039	2,143
Series 2015-K050 Class A2
			4.000% due 2036	115	123
3.334% due 08/25/25	7,300	8,098
Series 2015-K151 Class A3			6.000% due 2038	1,922	2,227
3.511% due 04/25/30	2,405	2,695	4.500% due 2039	6,614	7,398
Series 2016-K053 Class A2			5.500% due 2039	1,239	1,383
2.995% due 12/25/25	7,300	7,893	4.000% due 2040	8,585	9,419
Series 2016-KF15 Class A			5.000% due 2040	290	319
1.070% due 02/25/23 (Ê)	13,908	13,967		1,665	1,870
			5.500% due 2040
Series 2016-KJ04 Class A2
			4.000% due 2041	8,532	9,301
2.131% due 01/25/21	2,160	2,221
Series 2016-KW01 Class A2			5.500% due 2041	2,296	2,597
2.853% due 01/25/26	2,950	3,071	3.000% due 2042	2,810	2,924
Federal Home Loan Mortgage Corp.			3.500% due 2043	3,458	3,685
Structured Pass-Through Securities
Series 2002-42 Class A6			4.000% due 2044	6,096	6,613
9.500% due 02/25/42	43	54	3.500% due 2045	14,151	15,136
Series 2003-56 Class A5			4.000% due 2045	7,520	8,051
5.231% due 05/25/43	1,698	1,913	3.000% due 2046	16,996	17,687
Series 2003-58 Class 2A			3.500% due 2046	28,105	29,738
6.500% due 09/25/43	147	176
			4.000% due 2046	17,872	19,255
First Horizon Asset Securities, Inc.
Series 2005-AR4 Class 2A1			4.500% due 2046	850	935

2.666% due 10/25/35 (Ê)	1,265	1,041	15 Year TBA(Ï)
First Horizon Mortgage Pass-Through			2.500%	7,560	7,838
Trust			3.000%	1,470	1,543
Series 2005-AR1 Class 2A1
2.608% due 04/25/35 (Ê)	698	683	Freddie Mac Mortgage Trust
First Union National Bank-Bank of			Series 2010-K7 Class B
America NA Commercial Mortgage			5.441% due 04/25/20 (Þ)	4,830	5,379
Trust			Freddie Mac Reference REMIC
Interest Only STRIP			Series 2006-R007 Class ZA
Series 2001-C1 Class IO1			6.000% due 05/15/36	2,118	2,413
2.200% due 03/15/33 (Þ)	2,334	—	Freddie Mac REMICS
Four Times Square Trust Commercial			Series 1994-1730 Class Z
Mortgage Pass-Through Certificates			7.000% due 05/15/24	72	81
Series 2006-4TS Class A			Series 1999-2129 Class SG
5.401% due 12/13/28 (Þ)	390	442	6.838% due 06/17/27 (Å)(Ê)	430	76
Freddie Mac			Series 2000-2247 Class SC
10.500% due 2017	—	—	7.334% due 08/15/30 (Å)(Ê)	14	2
8.000% due 2020	10	11	Series 2002-2463 Class SJ
10.000% due 2020	2	2	7.566% due 03/15/32 (Å)(Ê)	38	11
			Series 2003-2610 Class UI
11.000% due 2020	2	2
			6.500% due 05/15/33 (Å)	10	2
10.500% due 2021	3	3

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 167

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2003-2621 Class QH			8.439% due 08/16/29 (Å)(Ê)	57	14
5.000% due 05/15/33	592	656	Series 2010-14 Class A
Series 2003-2624 Class QH			4.500% due 06/16/39	699	745
5.000% due 06/15/33	590	656	Series 2010-H04 Class BI
Series 2003-2649 Class IM			Interest Only STRIP
7.000% due 07/15/33 (Å)	82	21	1.406% due 04/20/60	10,406	469
Series 2003-2697 Class LG			Series 2010-H12 Class PT
4.500% due 10/15/23	504	544	5.470% due 11/20/59	2,270	2,323
Series 2003-2725 Class TA			Series 2010-H22 Class JI
4.500% due 12/15/33	1,300	1,565	Interest Only STRIP
Series 2006-3123 Class HT			2.503% due 11/20/60	18,584	1,216
5.000% due 03/15/26	1,300	1,421	Series 2011-H02 Class BI
Series 2006-3150 Class EQ			Interest Only STRIP
5.000% due 05/15/26	947	1,032	0.420% due 02/20/61	14,610	180
Series 2006-R006 Class ZA			Series 2012-H11 Class CI
			Interest Only STRIP
6.000% due 04/15/36	2,960	3,413
Series 2007-3335 Class FT			2.909% due 04/20/62	17,907	1,095
			Series 2012-H23 Class FI
0.584% due 08/15/19 (Ê)	284	283	Interest Only STRIP
Series 2009-3558 Class G
			0.783% due 10/20/62	19,392	343
4.000% due 08/15/24	150	166	Series 2013-H03 Class HI
Series 2010-3632 Class PK			Interest Only STRIP
5.000% due 02/15/40	1,784	1,980	2.622% due 12/20/62	13,652	1,147
Series 2010-3704 Class DC			Series 2013-H06 Class HI
4.000% due 11/15/36	1,148	1,224	Interest Only STRIP
Series 2011-3963 Class JB			2.929% due 01/20/63	27,567	1,617
4.500% due 11/15/41	3,500	4,067	Series 2014-190 Class PL
Series 2012-3997 Class PB			3.500% due 12/20/44	4,959	5,454
4.000% due 02/15/42	4,000	4,495	Ginnie Mae I
Series 2013-4233 Class MD			11.000% due 2020	1	1
1.750% due 03/15/25	2,298	2,310	10.500% due 2021	6	6
Series 2014-4423 Class VB
			10.000% due 2022	8	8
3.500% due 06/15/33	1,090	1,165
Freddie Mac Strips			2.140% due 2023	3,307	3,374
Series 1998-191 Class IO			10.000% due 2025	10	11
Interest Only STRIP			7.500% due 2031	10	11
8.000% due 01/01/28 (Å)	15	3	7.500% due 2032	5	7
Series 1998-194 Class IO			4.500% due 2039	11,362	12,725
Interest Only STRIP
			5.000% due 2039	4,782	5,385
6.500% due 04/01/28 (Å)	36	8
Interest Only STRIP			4.500% due 2040	1,537	1,698
Series 2001-212 Class IO			4.500% due 2041	2,698	2,972
6.000% due 05/01/31 (Å)	37	7	4.500% due 2042	238	262
Series 2001-215 Class IO			3.000% due 2043	1,217	1,278
Interest Only STRIP			Ginnie Mae II
8.000% due 06/15/31 (Å)	37	10	1.750% due 2040(Ê)	736	759
Series 2012-271 Class 30			2.000% due 2040(Ê)	1,094	1,131
3.000% due 08/15/42	7,351	7,647	3.000% due 2040(Ê)	1,121	1,162
Freddie Mac Whole Loan Securities
Trust			5.500% due 2043	2,823	3,114
Series 2016-SC01 Class M1			3.000% due 2046	11,197	11,776
3.883% due 07/25/46	1,880	1,905	3.500% due 2046	17,252	18,358
FREMF Mortgage Trust			4.000% due 2046	6,461	6,901
Series 2015-K721 Class B
			5.390% due 2059	1,421	1,460
3.681% due 11/25/47 (Þ)	1,595	1,563
Ginnie Mae			4.810% due 2061	6,181	6,457
Series 1999-27 Class SE

See accompanying notes which are an integral part of this quarterly report.

168 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.845% due 2062	1,330	1,401	2.839% due 12/25/35 (Ê)	440	329
5.065% due 2062	2,130	2,246	JPMBB Commercial Mortgage Securities
			Trust
4.652% due 2063	806	897	Series 2013-C14 Class AS
4.661% due 2063	303	335	4.409% due 08/15/46	1,780	2,011
30 Year TBA(Ï)			Series 2014-C26 Class C
3.000%	8,425	8,849	4.570% due 01/15/48	315	330
3.500%	8,920	9,480	JPMorgan Alternative Loan Trust
			Series 2006-A2 Class 3A1
4.000%	5,600	5,980
GMACM Mortgage Loan Trust			2.674% due 05/25/36 (Ê)	3,245	2,471
Series 2005-AR2 Class 4A			JPMorgan Chase Commercial Mortgage
			Securities Corp.
3.425% due 05/25/35 (Ê)	1,630	1,501	Series 2006-LDP8 Class AM
Government National Mortgage
Association			5.440% due 05/15/45	556	556
Series 2012-135 Class IO			JPMorgan Chase Commercial Mortgage
Interest Only STRIP			Securities Trust
			Series 2004-LN2 Class B
0.688% due 01/16/53	15,308	737
			5.446% due 07/15/41	1,550	1,541
GreenPoint Mortgage Funding Trust

Series 2005-AR5 Class 1A1			Series 2005-CB12 Class AJ
0.440% due 11/25/45 (Ê)	141	122	4.987% due 09/12/37	1,206	1,206
GS Mortgage SecuritiesCorp. II			Series 2007-CB18 Class A4
Series 2011-GC5 Class A4			5.440% due 06/12/47	1,799	1,817

3.707% due 08/10/44	3,295	3,581	Series 2007-LDPX Class A3
GS Mortgage Securities Trust			5.420% due 01/15/49	179	181
Series 2013-GC12 Class A1			Series 2007-LDPX Class AM
0.742% due 06/10/46	790	789	5.464% due 01/15/49	5,150	4,983
Series 2013-GC14 Class AS			Series 2015-CSMO Class A
4.507% due 08/10/46 (Å)	1,630	1,867	1.447% due 01/15/32 (Ê)(Þ)	900	900
Series 2013-GC16 Class A1			Series 2015-FL7 Class A
1.264% due 11/10/46	304	305	1.683% due 05/15/28 (Ê)(Þ)	1,241	1,235
GSMPS Mortgage Loan Trust			Series 2016-ATRM Class B
Series 1998-1 Class A			3.969% due 10/05/28 (Þ)	2,785	2,868
8.000% due 09/19/27 (Þ)	48	47	JPMorgan Mortgage Trust
Series 1998-3 Class A			Series 2004-A2 Class 3A1
7.750% due 09/19/27 (Þ)	36	37	2.573% due 05/25/34 (Ê)	240	231
Series 1999-3 Class A			Series 2005-A1 Class 6T1
8.000% due 08/19/29 (Þ)	137	126	2.873% due 02/25/35 (Ê)	67	63
Series 2005-RP1 Class 1A4			Series 2005-A4 Class 1A1
8.500% due 01/25/35 (Þ)	418	446	2.661% due 07/25/35 (Ê)	354	347
Series 2006-RP1 Class 1A2			Series 2005-A8 Class 1A1
7.500% due 01/25/36 (Þ)	2,162	2,313	2.636% due 11/25/35 (Ê)	1,046	984
Series 2006-RP1 Class 1A3			Series 2005-S3 Class 1A2
8.000% due 01/25/36 (Þ)	974	1,056	5.750% due 01/25/36	70	60
GSR Mortgage Loan Trust			Series 2006-A6 Class 1A2
Series 2005-AR7 Class 6A1			2.677% due 10/25/36 (Ê)	595	536
2.842% due 11/25/35 (Ê)	418	401	Series 2007-A1 Class B1
HarborView Mortgage Loan Trust			2.772% due 07/25/35 (Ê)	61	25
Series 2005-4 Class 3A1			Series 2007-A4 Class 3A3
2.744% due 07/19/35 (Ê)	1,922	1,661	4.603% due 06/25/37 (Ê)	1,226	1,091
Hilton USA Trust			Series 2013-1 Class 2A2
Series 2013-HLT Class EFX
			2.500% due 03/25/43 (Þ)	4,849	4,914
4.602% due 11/05/30 (Þ)	5,000	5,026	Series 2015-SGP Class C
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1 Class 1A1			3.933% due 07/15/36 (Ê)(Þ)	4,805	4,808
			JPMorgan Resecuritization Trust Series
2.822% due 03/25/37 (Ê)	2,021	1,867	Series 2009-5 Class 2A2
IndyMac INDX Mortgage Loan Trust
Series 2005-AR25 Class 1A21			1.981% due 01/26/37 (Ê)(Þ)	5,675	4,691
			LB-Commercial Mortgage Trust

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 169

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-C3 Class AJ			Series 2006-T21 Class B
5.923% due 07/15/44	2,440	2,401	5.312% due 10/12/52 (Þ)	1,566	1,562
Series 2007-C3 Class AM			Series 2007-IQ14 Class A2FL
5.923% due 07/15/44	4,780	4,914	0.358% due 04/15/49 (Ê)	1,992	1,990
LB-UBS Commercial Mortgage Trust			Series 2007-IQ15 Class A4
Series 2004-C6 Class F			6.114% due 06/11/49	1,895	1,962
5.206% due 08/15/36	497	497	Series 2007-IQ16 Class AM
Series 2005-C7 Class F			6.053% due 12/12/49	6,907	7,207
5.350% due 11/15/40	2,325	2,303	Series 2007-T25 Class AJ
Series 2007-C1 Class AJ			5.574% due 11/12/49	2,962	2,949
5.484% due 02/15/40	3,840	3,856	Series 2008-T29 Class AM
Series 2007-C1 Class AM			6.261% due 01/11/43	4,950	5,208
5.455% due 02/15/40	2,570	2,594	Series 2011-C2 Class A2
Series 2007-C2 Class A3			3.476% due 06/15/44 (Þ)	561	562
5.430% due 02/15/40	4,021	4,071	Series 2012-C4 Class A2
Series 2007-C7 Class AJ			2.111% due 03/15/45	1,810	1,816
6.449% due 09/15/45	4,830	4,817	Series 2015-MS1 Class A4
Mastr Adjustable Rate Mortgages Trust			3.779% due 05/15/48	1,360	1,521
Series 2004-10 Class 2A2			Series 2016-UBS9 Class A4
3.279% due 10/25/34 (Ê)	5	3	3.594% due 03/15/49	1,425	1,574
Series 2005-1 Class B1			Morgan Stanley Capital I, Inc.
2.759% due 03/25/35 (Ê)	570	183	Series 2007-IQ14 Class A2
Series 2006-2 Class 4A1			5.610% due 04/15/49	381	382
2.809% due 02/25/36 (Ê)	466	427	Series 2007-IQ14 Class A4
Series 2007-HF2 Class A1			5.692% due 04/15/49	1,480	1,506
0.756% due 09/25/37 (Ê)	2,900	2,615	Morgan Stanley Re-REMIC Trust
Mastr Reperforming Loan Trust			Series 2009-GG10 Class A4A
Series 2005-1 Class 1A3			5.794% due 08/12/45 (Þ)	328	333
7.000% due 08/25/34 (Þ)	353	358	MSBAM Commercial Mortgage
Series 2005-2 Class 1A4			Securities Trust

8.000% due 05/25/35 (Þ)	719	757	Series 2012-CKSV Class A2
Merrill Lynch Mortgage Investors Trust			3.277% due 10/15/30 (Þ)	1,255	1,305
Series 2005-A9 Class 2A1C			MSCG Trust

2.649% due 12/25/35 (Ê)	3,825	3,643	Series 2015-ALDR Class A2
Merrill Lynch Mortgage Trust			3.577% due 06/07/35 (Þ)	1,435	1,527
Series 2005-A10 Class A			NCUA Guaranteed Notes Trust

0.431% due 02/25/36 (Ê)	312	283	Series 2010-R3 Class 3A
Series 2006-C2 Class AM			2.400% due 12/08/20	1,249	1,261
5.782% due 08/12/43	11	11	Nomura Resecuritization Trust
			Series 2013-1R Class 3A12

Series 2008-C1 Class A4			0.351% due 10/26/36 (Ê)(Þ)	2,482	2,181
5.690% due 02/12/51	3,366	3,494
Morgan Stanley Bank of America Merrill			Series 2014-1R Class 5A3
Lynch Trust			0.341% due 10/26/36 (Ê)(Þ)	4,173	3,387
Series 2015-C24 Class A4			Series 2015-4R Class 1A14
3.732% due 05/15/48	1,000	1,108	0.590% due 03/26/47 (Å)(Ê)	5,270	2,921
Series 2015-C24 Class C			Series 2015-8R Class 2A2
4.499% due 05/15/48	455	446	0.593% due 10/26/36	3,209	1,693
Series 2015-C26 Class A3			Series 2015-11R Class 3A2
3.211% due 11/15/48	5,055	5,296	2.369% due 05/25/36 (Þ)	1,272	1,187
Morgan Stanley Capital I Trust			Nomura Resecurization Trust
Series 2003-IQ4 Class J			Series 2015-8R Class 4A4
5.500% due 05/15/40 (Þ)	364	365	1.488% due 11/25/47 (Å)	7,732	3,590
Series 2005-IQ9 Class B			Prime Mortgage Trust
4.860% due 07/15/56	1,190	1,183	Series 2004-CL1 Class 1A2
Series 2006-HQ8 Class C			0.846% due 02/25/34 (Ê)	23	21
5.590% due 03/12/44	1,405	1,345	RAMP Trust
			Series 2004-SL1 Class A3

See accompanying notes which are an integral part of this quarterly report.

170 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.000% due 11/25/31	2	2	Wachovia Bank Commercial Mortgage
			Trust Series
RBS Commercial Funding, Inc. Trust			Series 2006-C26 Class AM
Series 2013-GSP Class A
			6.172% due 06/15/45	3,960	3,972
3.834% due 01/13/32 (Þ)	1,055	1,170	Wachovia Bank Commerical Mortgage
RBSCF Trust			Trust
Series 2010-RR4 Class WBCA
			5.413% due 12/15/43	1,500	1,497
5.509% due 04/16/47 (Þ)	225	225	Waldorf Astoria Boca Raton Trust
RBSSP Resecuritization Trust			Series 2016-BOCA Class E
Series 2010-3 Class 9A1
			4.820% due 06/15/29 (Å)(Ê)	4,000	4,010
5.500% due 02/26/35 (Þ)	263	265	Washington Mutual Mortgage Pass-
Reperforming Loan REMIC Trust			Through Certificates Trust
Series 2005-R2 Class 2A4			Series 2004-AR1 Class A
8.500% due 06/25/35 (Þ)	76	80	2.436% due 03/25/34 (Ê)	347	348
RFMSI Trust			Series 2004-AR13 Class A1A
Series 2006-SA4 Class 2A1
			1.166% due 11/25/34 (Ê)	2,252	2,041
3.660% due 11/25/36 (Ê)	378	331	Series 2005-AR6 Class 2A1A
Rialto Capital Management LLC
Series 2014-LT5 Class A			0.676% due 04/25/45 (Ê)	5,172	4,849
			Series 2006-AR7 Class 2A
2.850% due 05/15/24 (Þ)	137	137
RREF LLC			1.390% due 07/25/46 (Ê)	1,443	1,165
Series 2014-LT6 Class A			Series 2006-AR10 Class 1A1

2.750% due 09/15/24 (Þ)	127	127	2.399% due 09/25/36	4,013	3,620
Series 2015-LT7 Class A			Series 2007-HY1 Class 3A3

3.000% due 12/25/32 (Þ)	1,522	1,522	4.215% due 02/25/37 (Ê)	2,981	2,686
Sequoia Mortgage Trust			Series 2007-HY2 Class 2A3

1.874% due 02/25/43	3,847	3,706	1.986% due 04/25/37 (Ê)	3,401	2,521
Series 2013-4 Class A1			Series 2007-HY5 Class 3A1

2.325% due 04/25/43	7,647	7,536	4.345% due 05/25/37 (Ê)	3,481	3,042
SG Commercial Mortgage Securities			Series 2007-OA2 Class 1A
Trust			1.110% due 03/25/47 (Ê)	4,428	3,345
Series 2016-C5 Class A4			Wells Fargo Commercial Mortgage Trust
3.055% due 10/10/48	2,870	2,991	Series 2015-NXS1 Class D
Structured Adjustable Rate Mortgage			4.104% due 05/15/48	40	33
Loan Trust			Wells Fargo Mortgage Backed Securities
Series 2004-12 Class 2A			Trust
2.772% due 09/25/34 (Ê)	4,819	4,740	Series 2004-CC Class A1
Series 2004-18 Class 5A			2.840% due 01/25/35 (Ê)	522	525
2.915% due 12/25/34	64	62	Series 2005-AR7 Class 2A1
Structured Asset Mortgage Investments			3.087% due 05/25/35 (Ê)	1,204	1,190
II Trust			Series 2005-AR8 Class 1A1
Series 2004-AR7 Class A1B
			2.947% due 06/25/35 (Ê)	3,678	3,724
0.832% due 04/19/35 (Ê)	594	556	Series 2006-2 Class 2A3
Series 2004-AR8 Class A1
			5.500% due 03/25/36	498	493
0.844% due 05/19/35 (Ê)	1,927	1,843	Series 2006-6 Class 1A8
Towd Point Mortgage Trust
Series 2015-2 Class 2A1			5.750% due 05/25/36	799	798
			Series 2006-8 Class A15
3.750% due 11/25/57 (Þ)	2,474	2,554
Series 2016-3 Class A1			6.000% due 07/25/36	1,581	1,597
			Series 2006-11 Class A9
2.250% due 08/25/55 (Å)	3,810	3,808
Wachovia Bank Commercial Mortgage			6.500% due 09/25/36	721	730
Trust			Series 2006-13 Class A5
Series 2007-C30 Class A5			6.000% due 10/25/36	3,298	3,349
5.342% due 12/15/43	1,225	1,241	Series 2006-AR1 Class 2A5
Series 2007-C30 Class AM			2.964% due 03/25/36 (Ê)	671	607
5.383% due 12/15/43	1,562	1,584	Series 2006-AR2 Class 2A1
Series 2007-C33 Class AJ			2.843% due 03/25/36	724	711
6.150% due 02/15/51	5,100	5,053	Series 2006-AR10 Class 4A1
			2.907% due 07/25/36 (Ê)	1,557	1,459

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 171

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series 2007-11 Class A81				Housing Financing Fund
6.000% due 08/25/37		1,712	1,701	Series 2
Series 2007-13 Class A7				3.750% due 04/15/34	ISK	360,004	2,533
6.000% due 09/25/37		339	341	Series 3
WFRBS Commercial Mortgage Trust				3.750% due 06/15/44	ISK	775,000	5,072
Series 2012-C8 Class A1				Ireland Government Bond
0.864% due 08/15/45		719	718	5.400% due 03/13/25	EUR	11,290	18,032
Series 2012-C8 Class A3				Malaysia Government Bond
3.001% due 08/15/45		3,910	4,161	Series 0116
Series 2012-C9 Class A1				3.800% due 08/17/23	MYR	35,800	9,011
0.673% due 11/15/45		206	205	Malaysia Government International Bond
Series 2013-C14 Class A1				Series 0115
0.836% due 06/15/46		964	962	3.955% due 09/15/25	MYR	1,680	430
Series 2014-C19 Class A3				Series 0215
3.660% due 03/15/47		1,780	1,916	3.795% due 09/30/22	MYR	17,700	4,542
			1,358,276	Series 0311
Municipal Bonds - 0.5%				4.392% due 04/15/26	MYR	11,660	2,914
Brazos Higher Education Authority				Series 0315
Revenue Bonds				3.659% due 10/15/20	MYR	5,350	1,348
0.640% due 12/26/24 (Ê)		1,471	1,380	Series 0414
City of New York New York General				3.654% due 10/31/19	MYR	8,170	2,053
Obligation Unlimited				Series 0416
5.047% due 10/01/24		2,200	2,637	3.620% due 11/30/21	MYR	5,480	1,376
Series F1				Series 0515
6.646% due 12/01/31		1,500	1,804	3.759% due 03/15/19	MYR	5,300	1,330
Municipal Electric Authority of Georgia
Revenue Bonds				Series 1/06
				4.262% due 09/30/21	MYR	6,770	1,723
6.637% due 04/01/57		4,755	6,651
				Mexican Bonos
7.055% due 04/01/57		4,445	5,543	Series M 20
New York City Water & Sewer System
Revenue Bonds				10.000% due 12/05/24	MXN	40,020	2,717
5.375% due 06/15/43		5,075	6,005	7.500% due 06/03/27	MXN	59,743	3,550
Puttable Floating Option Taxable Notes				Series M 30
General Obligation Unlimited				10.000% due 11/20/36	MXN	116,580	8,777
0.690% due 08/01/49 (Ê)(Þ)		5,300	5,300	8.500% due 11/18/38	MXN	21,960	1,457
State of California General Obligation				Series M
Unlimited
6.650% due 03/01/22		945	1,171	8.000% due 06/11/20	MXN	20,030	1,160
			30,491	6.500% due 06/09/22	MXN	41,650	2,307
Non-US Bonds - 5.4%				7.750% due 05/29/31	MXN	23,530	1,434
Australia Government Bond				7.750% due 11/13/42	MXN	328,480	20,485
Series 126				New Zealand Government Bond
4.500% due 04/15/20	AUD	19,400	16,352	Series 0423
Series 133				5.500% due 04/15/23	NZD	1,200	1,058
5.500% due 04/21/23	AUD	5,610	5,288	Series 0427
Series 140				4.500% due 04/15/27	NZD	11,780	10,355
4.500% due 04/21/33	AUD	15,740	15,748	New Zealand Government International
Brazil Notas do Tesouro Nacional				Bond
Series NTNB				Series 0423
6.000% due 05/15/45	BRL	1,821	1,696	5.500% due 04/15/23	NZD	2,090	1,843
Series NTNF				Series 0521
10.000% due 01/01/21	BRL	9,470	2,765	6.000% due 05/15/21	NZD	34,965	29,979
10.000% due 01/01/23	BRL	44,421	12,722	Series 0925
				2.000% due 09/20/25	NZD	6,020	4,735
10.000% due 01/01/25	BRL	26,750	7,578	Norway Government International Bond
Colombian Titulos de Tesoreria				Series 473
Series B				4.500% due 05/22/19 (Þ)	NOK	66,350	8,742
10.000% due 07/24/24	COP	62,658,800	23,578	Series 477

See accompanying notes which are an integral part of this quarterly report.

172 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
1.750% due 03/13/25 (Þ)	NOK	26,290	3,332	1.375% due 05/31/21	110,020		111,842
Peru Government International Bond				1.125% due 06/30/21	11,735		11,785
5.700% due 08/12/24	PEN	31,130	9,397	1.125% due 07/31/21	44,510		44,701
6.900% due 08/12/37	PEN	36,787	11,850	1.750% due 09/30/22	47,955		49,491
Poland Government Bond
Series 0420				1.375% due 06/30/23	4,110		4,134
1.500% due 04/25/20	PLN	10,810	2,722	1.250% due 07/31/23	10,610		10,577
Series 0421				2.000% due 02/15/25	16,345		17,123
2.000% due 04/25/21	PLN	10,720	2,726	1.625% due 05/15/26	165,617		168,095
Series 0726				2.750% due 08/15/42	8,445		9,504
2.500% due 07/25/26	PLN	34,690	8,616
QueenslandTreasury Corp.				3.750% due 11/15/43	5,550		7,465
Series 21				3.000% due 05/15/45	18,560		21,808
5.500% due 06/21/21	AUD	11,266	9,996	2.500% due 02/15/46	90,930		96,979
Russian Federal Bond - OFZ				2.500% due 05/15/46	83,235		88,967
Series 6219							962,814
7.750% due 09/16/26	RUB	293,970	4,261	Total Long-Term Investments
Singapore Government International
Bond				(cost $4,380,567)			4,479,687
2.000% due 07/01/20	SGD	2,480	1,904
3.125% due 09/01/22	SGD	3,830	3,125	Common Stocks - 0.0%
				Financial Services - 0.0%
3.000% due 09/01/24	SGD	4,150	3,390	Escrow GM Corp.(Å)	420,000		—
2.375% due 06/01/25	SGD	2,730	2,135	Total Common Stocks
South Africa Government International				(cost $—)			—
Bond
Series R186
10.500% due 12/21/26	ZAR	42,200	3,422	Preferred Stocks - 0.1%
Series R203				Financial Services - 0.1%
8.250% due 09/15/17	ZAR	53,490	3,883	State Street Corp.	115,000		3,182
Series R209				XLIT, Ltd.	3,685		2,875
6.250% due 03/31/36	ZAR	43,780	2,301				6,057
Series R214				Technology - 0.0%
6.500% due 02/28/41	ZAR	175,700	9,178	Verizon Communications, Inc.	41,164		1,145
Titulos De Tesoreria B Bonds
Series B				Total Preferred Stocks
6.000% due 04/28/28	COP	8,726,200	2,472	(cost $6,981)			7,202
			319,400
United States Government Treasuries - 16.4%
United States Treasury Inflation Indexed				Options Purchased - 0.0%
Bonds				(Number of Contracts)
0.125% due 07/15/24		6,768	6,860	Cross Currency Option

0.250% due 01/15/25		6,105	6,230	(USD/GBP)
				Aug 2016 1.31 Call (1)	17,487	(ÿ)	59
0.375% due 07/15/25		907	939
				Oct 2016 1.30 Call (1)	17,420	(ÿ)	143
0.625% due 01/15/26		10,008	10,574
				Oct 2016 1.30 Call (1)	17,420	(ÿ)	141
1.375% due 02/15/44		12,961	15,508
				Aug 2016 1.31 Put (1)	17,487	(ÿ)	59
1.000% due 02/15/46		10,807	12,116	United States 5 Year
United States Treasury Notes				Treasury Note Futures
0.875% due 03/31/18		33,610	33,726	Aug 2016 121.75 Call (51)	6,209	(ÿ)	27
0.875% due 05/31/18		8,800	8,833	Aug 2016 174.50 Call (24)	4,188	(ÿ)	46
0.625% due 06/30/18		4,730	4,727	United States 10 Year

0.875% due 04/15/19		40,715	40,860	Treasury Note Futures
				Aug 2016 132.50 Call (87)	11,528	(ÿ)	86
0.750% due 07/15/19		3,600	3,599
				Aug 2016 133.00 Call (123)	16,359	(ÿ)	86
1.375% due 09/30/20		173,045	175,985
				Aug 2016 133.50 Call (38)	5,073	(ÿ)	18
1.375% due 04/30/21		380	386

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 173

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
	Amount ($)			Value		Amount ($)	Value
		or Shares		$		or Shares	$
United States Treasury
					1.040% due 03/27/17 (Å)(Ê)	9,785	9,773
Bond Futures

Aug 2016 174.00 Call (57)		9,918	(ÿ)	125	Canadian Imperial Bank of Commerce
Total Options Purchased					0.829% due 02/21/17 (Ê)	17,485	17,472

(cost $986)				790	0.956% due 06/02/17 (Ê)(~)	2,000	1,998
					Chariot Funding LLC
Short-Term Investments - 25.7%					1.000% due 03/31/17 (Þ)(~)	10,000	9,917
					Coca-Cola European Partners US LLC
ABN Amro Bank NV
					2.000% due 08/19/16	858	858
1.543% due 10/28/16 (Å)(Ê)		2,320		2,323	Commonwealth Bank of Australia
American Express Credit Corp.
					0.937% due 03/09/17 (Ê)(Þ)(~)	13,200	13,195
2.800% due 09/19/16		12,000		12,032	ConocoPhillips Canada Funding Co. I

1.125% due 06/05/17		5,415		5,422	5.625% due 10/15/16	760	767
American Honda Finance Corp.					Cooperatieve Rabobank UA
0.843% due 07/14/17 (Ê)		9,375		9,377	0.884% due 03/09/17 (Ê)(~)	7,590	7,582
Anheuser-Busch InBev Finance, Inc.
					1.073% due 04/28/17 (Ê)	10,100	10,105
0.924% due 01/27/17 (Ê)		6,215		6,209	CRC Funding LLC
Anheuser-Busch InBev Worldwide, Inc.
					1.000% due 01/05/17 (Þ)(~)	9,000	8,963
Zero coupon due 12/09/16 (Þ)(~)		2,630		2,623	Credit Agricole SA

1.051% due 12/30/16 (Þ)(~)		722		720	0.410% due 08/02/16(ç)(~)	1,750	1,750
1.212% due 04/21/17 (Þ)(~)		2,605		2,585	0.570% due 09/09/16 (ç)(~)	6,000	5,996
1.574% due 06/08/17 (Þ)(~)		800		793	Credit Suisse
Antalis SA					Series GMTN
0.540% due 08/08/16 (ç)(Þ)(~)		700		700	1.155% due 05/26/17 (Ê)	2,050	2,050
					Deutsche Telekom International Finance
0.560% due 08/19/16 (ç)(Þ)(~)		500		500
					BV

AT&T, Inc.					2.250% due 03/06/17 (Þ)	6,160	6,199
1.600% due 02/15/17		1,895		1,900
					DNB Bank ASA
1.051% due 03/30/17 (Ê)		4,600		4,603	Series YCD
1.700% due 06/01/17		4,815		4,836	0.997% due 06/09/17 (Ê)(~)	7,590	7,584
Bank of America Corp.					eBay, Inc.
5.700% due 05/02/17		550		567	1.350% due 07/15/17	4,085	4,090
Bank of America NA					0.943% due 07/28/17 (Ê)	6,190	6,162
Series BKNT
5.300% due 03/15/17		7,515		7,706	ENI Finance USA, Inc.
					0.760% due 08/01/16 (ç)(Þ)(~)	10,150	10,150
1.130% due 06/05/17 (Ê)		3,935		3,939	Exxon Mobil Corp.
0.953% due 06/15/17 (Ê)		4,175		4,163	0.693% due 03/15/17 (Ê)	10,750	10,746
6.100% due 06/15/17		2,000		2,082	FCA US LLC Term Loan B
Bank of Montreal IL					3.500% due 05/24/17 (Ê)	2,316	2,318
Series YCd					Federal Home Loan Banks
0.896% due 01/03/17 (Ê)(~)		2,000		1,998	3.150% due 06/28/17	5,830	5,848
Bank of Nova Scotia					Federal Home Loan Mortgage Corp.
1.115% due 04/25/17 (Ê)(~)		8,170		8,159	Multifamily Structured Pass-Through
Bank of Tokyo-Mitsubishi UFJ, Ltd.					Certificates
					Series 2012-K501 Class X1A
0.420% due 08/04/16 (ç)(~)		8,700		8,700	Interest Only STRIP
0.530% due 09/07/16 (ç)(~)		8,750		8,745	1.509% due 08/25/16 (ç)	15,087	1
Barton Capital SA					Freddie Mac
1.000% due 08/08/16 (ç)(Þ)(~)		10,000		9,999	8.500% due 02/01/17	1	1
Bear Stearns Cos. LLC (The)					General Electric Co.
5.550% due 01/22/17		3,681		3,756	0.837% due 12/29/16 (Ê)	2,470	2,469
BMW US Capital LLC
					0.796% due 02/15/17 (Ê)	4,995	4,997
1.026% due 06/02/17 (Ê)		11,200		11,193	General Mills, Inc.
Brazil Notas do Tesouro Nacional
Series NTNF					5.700% due 02/15/17	2,031	2,081
					Ginnie Mae I
10.000% due 01/01/17	BRL	5,000		1,530
Caisse Centrale Desjardins					7.000% due 11/15/16	—	—

See accompanying notes which are an integral part of this quarterly report.

174 Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal		Fair
		Amount ($)	Value		Amount ($)		Value
		or Shares	$		or Shares		$
Gotham Funding Corp.				1.056% due 06/13/17 (Ê)(~)	9,485		9,482
Zero coupon due 08/22/16 (ç)(Þ)(~)		7,250	7,248	Ontario Teachers' Finance Trust
Intesa Sanpaolo SpA				Zero coupon due 12/02/16 (Þ)(~)	2,100		2,094
2.375% due 01/13/17		2,570	2,576	1.000% due 01/03/17 (Þ)(~)	3,000		2,987
Japan Treasury Discount Bill
Series 604				Zero coupon due 01/17/17 (Þ)(~)	1,750		1,742
				PACCAR Financial Corp.
Zero coupon due 08/01/16	JPY	570,000	5,586	0.870% due 06/06/17 (Ê)	2,500		2,503
Series 605				Pfizer, Inc.
Zero coupon due 08/08/16 (~)	JPY	560,000	5,489	0.512% due 05/15/17 (Ê)	7,095		7,101
Series 611				Procter & Gamble Co. (The)
Zero coupon due 09/05/16	JPY	1,280,000	12,547	1.450% due 08/15/16	250		250
Zero coupon due 10/17/16 (~)	JPY	1,220,000	11,963	0.717% due 11/04/16 (Ê)	4,265		4,266
JetBlue Airways Pass-Through Trust				Province of British Columbia Canada
Series 04-2 Class G-2				1.200% due 04/25/17	1,895		1,902
0.812% due 11/15/16 (Ê)		4,039	4,029	Realty Income Corp.
Johnson & Johnson				5.950% due 09/15/16	1,515		1,523
0.395% due 11/28/16 (Ê)		7,190	7,193	Royal Bank of Canada
Jupiter Securitization Co. LLC				Series YCD
0.460% due 09/02/16 (ç)(Þ)(~)		12,200	12,195	0.833% due 11/04/16 (Ê)(~)	2,000		2,001
Kellogg Co.				0.873% due 01/09/17 (Ê)(~)	4,000		3,999
1.875% due 11/17/16		6,300	6,317	Russell U.S. Cash Management Fund	694,518,914	(8)	694,519
Kraft Heinz Foods Co.				Sabine Pass LNG, LP
1.600% due 06/30/17 (Þ)		1,740	1,747	7.500% due 11/30/16	385		391
Liberty Street Funding LLC				Series 144a
1.000% due 10/11/16 (Þ)(~)		7,500	7,489	7.500% due 11/30/16 (Þ)	2,900		2,947
M&T Bank Corp.				Samsung Electronics America, Inc.
6.875% due 06/15/16 (ƒ)		1,000	1,008	1.750% due 04/10/17 (Þ)	2,110		2,117
Manhattan Asset Funding Co. LLC				Sanofi
0.010% due 08/24/16 (ç)(~)		7,129	7,126	0.561% due 10/14/16 (Þ)(~)	3,250		3,247
Manufacturers & Traders Trust Co.				Shell International Finance BV
Series BKNT				0.836% due 11/15/16 (Ê)	14,210		14,217
1.400% due 07/25/17		5,600	5,614	Sinopec Group Overseas Development
Matchpoint Finance PLC				2012, Ltd.
0.581% due 09/02/16 (ç)(Þ)(~)		8,500	8,496	2.750% due 05/17/17 (Þ)	260		263
Mizuho Bank, Ltd.				Small Business Administration
				Series 97-D Class 1
0.450% due 08/15/16 (ç)(~)		9,000	9,000
Morgan Stanley				7.500% due 04/01/17	31		32
				Starbird Funding Corp.
5.550% due 04/27/17		2,450	2,530
National Australia Bank, Ltd.				0.000% due 12/19/16 (Þ)(~)	7,000		6,974
				Sumitomo Mitsui Banking Corp.
2.750% due 03/09/17		2,105	2,127
0.911% due 06/30/17 (Ê)(Þ)		2,965	2,962	0.862% Series YCD due 12/19/16 (Ê)(~)	7,500		7,489
National Bank of Canada				Toronto-Dominion Bank (The)
0.651% due 09/19/16 (ç)(Þ)(~)		300	300	Series GMTN
1.061% due 05/24/17 (Ê)(~)		4,000	3,992	0.916% due 01/06/17 (Ê)	956		956
National City Bank				Total Capital International SA
Series BKNT				1.000% due 08/12/16	10,485		10,486
1.052% due 06/07/17 (Ê)		3,075	3,073	1.550% due 06/28/17	5,110		5,135
Nestle Holdings, Inc.				Toyota Motor Credit Corp.
1.375% due 06/21/17		1,000	1,003	0.816% due 02/16/17 (Ê)	1,520		1,521
Nieuw Amsterdam Receivable Corp.
				1.125% due 05/16/17	8,055		8,067
Zero coupon due 09/15/16 (ç)(Þ)(~)		4,000	3,997	UAL Pass-Through Trust
Nomura Holdings Inc.				Series 09-1
2.000% due 09/13/16		4,385	4,391	10.400% due 11/01/16	101		103
Nordea Bank Finland PLC				United States Treasury Bills
Series YCD
				See accompanying notes which are an integral part of this quarterly report.
					Russell Strategic Bond Fund 175

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
0.002% due 08/04/16	4,720	4,720
0.004% due 08/04/16	26,240	26,240
0.003% due 08/11/16 (ç)(~)	6,790	6,789
0.004% due 08/18/16 (ç)(~)	14,930	14,927
0.002% due 09/08/16	400	400
0.002% due 09/15/16 (ç)(~)	355	355
0.002% due 09/29/16 (~)	80	80
0.003% due 10/06/16 (~)	25,215	25,204
0.003% due 10/20/16 (~)	15,200	15,191
0.003% due 10/27/16	41,230	41,204
0.003% due 11/10/16	6,000	5,996
0.004% due 01/05/17	13,060	13,041
United States Treasury Notes
0.375% due 10/31/16	35,690	35,699
0.500% due 11/30/16	14,730	14,737
Verizon Communications, Inc.
1.057% due 06/09/17 (Ê)	7,041	7,051
1.350% due 06/09/17	5,255	5,269
Series FRN
2.183% due 09/15/16 (Ê)	13,112	13,137
Victory Receivables Corp.
0.510% due 08/04/16 (ç)(Þ)(~)	10,000	10,000
Vodafone Group PLC
1.625% due 03/20/17	5,915	5,932
Wachovia Corp.
0.923% due 06/15/17 (Ê)	5,495	5,492
Wells Fargo & Co.
0.716% due 06/02/17 (Ê)	10,930	10,924
Wells Fargo Bank NA
Series CD
1.080% due 04/13/17 (Ê)(~)	5,575	5,576
1.058% due 06/12/17 (Ê)(~)	9,485	9,482
Westpac Banking Corp.
1.092% due 11/25/16 (Ê)	2,000	2,002
Series YCD
0.947% due 10/21/16 (Ê)(~)	1,300	1,301
1.043% due 03/01/17 (Ê)(~)	9,295	9,297
Williams Partners, LP / Williams
Partners Finance Corp.
7.250% due 02/01/17	1,480	1,516
Total Short-Term Investments
(cost $1,507,374)		1,510,106

Total Investments 102.1%
(identified cost $5,895,908)		5,997,785

Other Assets and Liabilities,
Net - (2.1%)		(125,557)

Net Assets - 100.0%		5,872,228

See accompanying notes which are an integral part of this quarterly report.

176 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.1%
ABN Amro Bank NV	10/23/13	2,320,000	100.00	2,320	2,323
Banc of America Funding Corp.	07/14/16	9,142,586	51.04	4,666	4,677
BCAP LLC Trust	07/21/16	6,930,000	71.76	4,973	4,973
Bear Stearns Second Lien Trust	10/22/15	1,265,185	96.50	1,221	1,233
Caisse Centrale Desjardins	05/07/15	9,785,000	100.10	9,795	9,773
California Resources Corp.	07/11/16	110,000	73.88	81	71
CIT Education Loan Trust	05/24/11	3,211,009	92.20	2,960	2,934
Dryden 37 Senior Loan Fund	01/29/15	3,540,000	100.00	3,540	3,541
Enterprise Fleet Financing LLC	07/12/16	1,675,000	99.97	1,675	1,675
Escrow GM Corp.	04/21/11	420,000	—	—	—
Fannie Mae	10/27/00	15,645	22.96	4	4
Fannie Mae	02/12/01	15,655	27.06	4	4
Fannie Mae	08/14/02	7,005	27.11	2	2
Fannie Mae	04/27/10	23,905	21.38	5	5
Fannie Mae REMICS	09/15/00	23,420	20.30	5	5
Fannie Mae REMICS	06/12/01	3,093	2.34	—	—
Fannie Mae REMICS	04/02/03	301,066	17.40	52	52
Fannie Mae REMICS	04/25/05	67,006	17.03	11	11
Fannie Mae REMICS	04/25/05	32,124	20.62	7	7
Fannie Mae REMICS	02/28/07	58,822	99.93	59	57
Fannie Mae REMICS	08/17/07	567,973	99.17	563	557
Fannie Mae REMICS	09/19/08	63,243	18.63	12	12
Fannie Mae REMICS	09/19/08	105,461	20.52	23	23
Freddie Mac REMICS	04/14/03	37,534	28.40	11	11
Freddie Mac REMICS	06/11/03	9,806	16.31	2	2
Freddie Mac REMICS	03/15/04	14,418	17.68	3	2
Freddie Mac REMICS	09/19/08	430,253	17.65	76	76
Freddie Mac REMICS	09/19/08	81,871	25.32	21	21
Freddie Mac Strips	05/29/03	35,925	21.09	8	8
Freddie Mac Strips	02/13/04	37,097	27.65	10	10
Freddie Mac Strips	09/19/08	36,783	18.67	7	7
Freddie Mac Strips	09/19/08	14,770	23.34	3	3
Ginnie Mae	01/20/10	56,955	24.61	14	14
GS Mortgage Securities Trust	07/20/16	1,630,000	113.23	1,846	1,867
GSAA Trust	10/21/15	3,701,262	85.41	3,161	3,197
Indiantown Cogeneration, LP	07/08/09	853,303	95.76	817	935
Irwin Home Equity Loan Trust	02/03/16	3,377,201	102.41	3,459	3,420
Irwin Home Equity Loan Trust	05/04/16	1,503,761	102.23	1,537	1,536
Macquarie Bank, Ltd.	10/22/14	2,205,000	100.00	2,205	2,202
Nomura Resecuritization Trust	07/22/16	5,270,000	56.01	2,952	2,921
Nomura Resecurization Trust	07/20/16	7,731,544	42.51	3,287	3,590
Purchasing Power Funding LLC	07/20/16	2,320,000	100.19	2,324	2,324
SFR Group SA	04/06/16	2,370,000	100.00	2,370	2,367
SFR Group SA	06/16/16	780,000	95.80	747	748
Teachers Insurance & Annuity Association of America	06/14/16	100,000	114.72	115	114
Tengizchevroil Finance Co. International, Ltd.	07/20/16	1,355,000	99.29	1,345	1,350
Towd Point Mortgage Trust	07/22/16	3,810,000	99.86	3,804	3,808
Waldorf Astoria Boca Raton Trust	07/12/16	4,000,000	100.00	4,000	4,010
					66,482
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 177

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Treasury Bond Futures	2,448	AUD	336,219	09/16	4,781
Eurodollar Futures	146	USD	20,443	09/16	116
Japanese Yen Currency Futures	84	USD	10,310	09/16	223
Long Gilt Futures	1,379	GBP	180,580	09/16	14,422
United States 2 Year Treasury Note Futures	2,132	USD	466,908	09/16	1,070
United States 5 Year Treasury Note Futures	3,372	USD	411,437	09/16	4,028
United States 10 Year Treasury Note Futures	1,472	USD	195,845	09/16	2,815
United States 10 Year Ultra Bond Futures	107	USD	15,644	09/16	526
United States Long Bond Futures	1,545	USD	269,506	09/16	12,299
United States Ultra Bond Futures	139	USD	26,484	09/16	2,252
Short Positions
British Pound Index Futures	446	USD	36,926	09/16	(75)
Canada 10 Year Government Bond Futures	700	CAD	103,936	09/16	152
Canadian Dollar Currency Futures	176	USD	13,497	09/16	(181)
Euro-Bobl Futures	329	EUR	43,977	09/16	(359)
Euro-Bund Futures	1,232	EUR	206,742	09/16	(5,068)
Eurodollar Futures	392	USD	97,182	12/16	9
Euro-OAT Futures	161	EUR	26,106	09/16	(736)
Japan 10 Year Treasury Bond Futures	152	JPY	23,195,200	09/16	(750)
Long Gilt Futures	251	GBP	32,868	09/16	(1,992)
United States 5 Year Treasury Note Futures	49	USD	5,979	09/16	(24)
United States 10 Year Treasury Note Futures	912	USD	121,339	09/16	(1,203)
United States 10 Year Ultra Bond Futures	96	USD	14,036	09/16	(45)
United States Long Bond Futures	17	USD	2,965	09/16	(39)
United States Ultra Bond Futures	38	USD	7,240	09/16	50
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					32,271

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/GBP)	Call	1	1.24	USD	16,616	10/03/16	(30)
Cross Currency Options (USD/GBP)	Call	1	1.24	USD	16,616	10/05/16	(32)
Total Liability for Options Written (premiums received $270)							(62)

Transactions in options written contracts for the period ended July 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	1	$769
Opened	3	306
Closed	(1)	(769)
Expired	(1)	(36)
Outstanding July 31, 2016	2	$270

See accompanying notes which are an integral part of this quarterly report.

178 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	468	BRL	1,548	08/19/16	6
Bank of America	USD	2,491	BRL	8,823	08/19/16	214
Bank of America	USD	6,731	BRL	24,194	08/19/16	687
Bank of America	USD	58	CZK	1,377	08/19/16	(1)
Bank of America	USD	6,037	CZK	145,210	08/19/16	(27)
Bank of America	USD	15,485	CZK	368,213	08/19/16	(246)
Bank of America	USD	245	INR	16,483	08/19/16	2
Bank of America	USD	2,656	INR	179,969	08/19/16	35
Bank of America	USD	6,815	INR	462,019	08/19/16	94
Bank of America	USD	68	KRW	77,321	08/19/16	1
Bank of America	USD	6,078	KRW	7,126,543	08/19/16	327
Bank of America	USD	15,399	KRW	18,133,717	08/19/16	899
Bank of America	USD	9,458	MXN	178,077	08/31/16	11
Bank of America	USD	225	PLN	870	08/19/16	(2)
Bank of America	USD	5,907	PLN	23,266	08/19/16	61
Bank of America	USD	15,872	PLN	61,346	08/19/16	(137)
Bank of America	USD	2,673	RUB	177,791	08/19/16	9
Bank of America	USD	6,822	RUB	451,725	08/19/16	(6)
Bank of America	USD	5,732	SGD	7,767	08/19/16	60
Bank of America	USD	2,484	TRY	7,377	08/19/16	(25)
Bank of America	USD	5,588	TRY	16,598	08/19/16	(55)
Bank of America	USD	6,965	TRY	21,128	08/19/16	78
Bank of America	USD	15,434	TRY	46,819	08/19/16	172
Bank of America	USD	2,589	ZAR	39,939	08/19/16	278
Bank of America	AUD	13,534	USD	10,103	08/31/16	(174)
Bank of America	BRL	688	USD	208	08/19/16	(3)
Bank of America	BRL	19,851	USD	5,604	08/19/16	(482)
Bank of America	BRL	54,437	USD	15,146	08/19/16	(1,544)
Bank of America	CZK	1,180	USD	50	08/19/16	1
Bank of America	CZK	64,538	USD	2,683	08/19/16	12
Bank of America	CZK	163,082	USD	6,858	08/19/16	109
Bank of America	HKD	20,481	USD	2,640	08/19/16	—
Bank of America	HUF	13,317	USD	48	08/19/16	—
Bank of America	HUF	724,582	USD	2,588	08/19/16	(17)
Bank of America	HUF	1,904,105	USD	6,850	08/19/16	6
Bank of America	IDR	3,756,369	USD	285	08/19/16	(1)
Bank of America	IDR	78,459,675	USD	5,814	08/19/16	(163)
Bank of America	IDR	207,378,411	USD	15,336	08/19/16	(461)
Bank of America	JPY	1,280,000	USD	11,807	09/06/16	(753)
Bank of America	JPY	1,220,000	USD	11,581	10/17/16	(410)
Bank of America	MXN	178,077	USD	9,486	08/02/16	(12)
Bank of America	MXN	123,763	USD	6,517	08/19/16	(72)
Bank of America	MXN	280,200	USD	15,244	08/19/16	327
Bank of America	PHP	51,020	USD	1,088	08/19/16	4
Bank of America	PHP	264,349	USD	5,681	08/19/16	64
Bank of America	PHP	727,657	USD	15,593	08/19/16	130
Bank of America	PLN	870	USD	225	08/19/16	2
Bank of America	PLN	1,015	USD	263	08/19/16	2
Bank of America	RUB	1,533	USD	24	08/19/16	1
Bank of America	SGD	3,452	USD	2,548	08/19/16	(27)
Bank of America	SGD	9,497	USD	6,927	08/19/16	(156)
Bank of America	TRY	665	USD	219	08/19/16	(2)
Bank of America	TRY	775	USD	256	08/19/16	(3)
Bank of America	TWD	5,788	USD	181	08/19/16	(1)
Bank of America	TWD	84,604	USD	2,613	08/19/16	(49)
Bank of America	TWD	225,561	USD	6,917	08/19/16	(181)
Bank of Montreal	USD	16,247	AUD	21,456	08/19/16	50
Bank of Montreal	USD	56,743	JPY	5,972,882	08/19/16	1,827

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 179

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	DKK	109,655	USD	16,325	08/19/16	(167)
Bank of Montreal	DKK	246,724	USD	36,730	08/19/16	(376)
Barclays	NZD	9,573	USD	6,986	08/10/16	81
Citibank	USD	3,350	ZAR	47,814	08/10/16	87
Commonwealth Bank of Australia	USD	36,761	CAD	47,816	08/19/16	(134)
Commonwealth Bank of Australia	USD	57,184	CAD	74,381	08/19/16	(209)
Commonwealth Bank of Australia	CHF	16,107	USD	16,409	08/19/16	(224)
Commonwealth Bank of Australia	CHF	36,241	USD	36,921	08/19/16	(502)
Goldman Sachs	USD	3,328	RUB	215,000	08/10/16	(80)
Goldman Sachs	RUB	215,000	USD	3,349	08/10/16	100
Goldman Sachs	ZAR	99,211	USD	6,888	08/10/16	(244)
HSBC	USD	27,064	CNY	180,192	08/04/16	40
HSBC	CNY	37,529	USD	5,700	08/04/16	55
HSBC	CNY	47,700	USD	7,112	08/04/16	(63)
HSBC	CNY	75,120	USD	11,400	08/04/16	100
HSBC	CNY	180,192	USD	26,977	10/20/16	(57)
HSBC	MXN	3,951	USD	209	08/31/16	(1)
HSBC	MXN	175,033	USD	9,273	08/31/16	(34)
JPMorgan Chase	USD	5,653	BRL	18,624	08/15/16	65
JPMorgan Chase	USD	3,763	CAD	4,970	10/14/16	45
JPMorgan Chase	USD	11,399	CAD	14,915	10/14/16	28
JPMorgan Chase	USD	1,738	COP	5,393,847	10/14/16	(7)
JPMorgan Chase	USD	4,151	GBP	3,030	08/15/16	(140)
JPMorgan Chase	USD	6,850	JPY	721,114	08/31/16	224
JPMorgan Chase	USD	8,611	MXN	163,403	10/14/16	38
JPMorgan Chase	USD	11,471	NOK	98,378	10/14/16	191
JPMorgan Chase	USD	25,574	NOK	218,273	10/14/16	300
JPMorgan Chase	USD	669	PEN	2,263	10/14/16	2
JPMorgan Chase	USD	2,632	PLN	10,451	10/14/16	45
JPMorgan Chase	USD	3,828	PLN	15,368	10/14/16	110
JPMorgan Chase	USD	3,124	TRY	9,702	10/14/16	69
JPMorgan Chase	USD	10,031	TRY	29,711	10/14/16	(252)
JPMorgan Chase	USD	7,017	ZAR	102,646	10/14/16	272
JPMorgan Chase	USD	7,296	ZAR	108,453	10/14/16	406
JPMorgan Chase	AUD	3,706	USD	2,720	08/15/16	(96)
JPMorgan Chase	AUD	4,335	USD	3,191	08/15/16	(102)
JPMorgan Chase	AUD	8,968	USD	6,733	08/15/16	(79)
JPMorgan Chase	AUD	12,288	USD	9,191	08/15/16	(143)
JPMorgan Chase	AUD	56,147	USD	41,638	08/15/16	(1,015)
JPMorgan Chase	BRL	13,781	USD	4,143	08/15/16	(88)
JPMorgan Chase	CHF	7,270	USD	7,354	10/14/16	(178)
JPMorgan Chase	CHF	21,729	USD	22,189	10/14/16	(321)
JPMorgan Chase	COP	54,024,581	USD	17,792	10/14/16	450
JPMorgan Chase	CZK	7,648	USD	313	10/14/16	(4)
JPMorgan Chase	CZK	10,208	USD	416	10/14/16	(8)
JPMorgan Chase	DKK	1,191	USD	176	08/15/16	(3)
JPMorgan Chase	EUR	216	USD	243	08/15/16	1
JPMorgan Chase	EUR	506	USD	572	08/15/16	6
JPMorgan Chase	EUR	650	USD	720	08/15/16	(7)
JPMorgan Chase	EUR	1,037	USD	1,140	08/15/16	(20)
JPMorgan Chase	EUR	1,315	USD	1,454	08/15/16	(17)
JPMorgan Chase	EUR	1,426	USD	1,603	08/15/16	8
JPMorgan Chase	EUR	4,057	USD	4,465	08/15/16	(73)
JPMorgan Chase	EUR	12,407	USD	14,078	08/15/16	200
JPMorgan Chase	GBP	197	USD	258	08/15/16	(2)
JPMorgan Chase	GBP	760	USD	983	08/15/16	(23)
JPMorgan Chase	GBP	1,275	USD	1,845	08/15/16	158
JPMorgan Chase	GBP	2,445	USD	3,228	08/15/16	(9)

See accompanying notes which are an integral part of this quarterly report.

180 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	HKD	926	USD	119	10/14/16	—
JPMorgan Chase	HKD	2,449	USD	316	10/14/16	—
JPMorgan Chase	JPY	570,000	USD	5,140	08/01/16	(447)
JPMorgan Chase	JPY	560,000	USD	5,137	08/08/16	(352)
JPMorgan Chase	JPY	20,000	USD	199	08/15/16	3
JPMorgan Chase	JPY	22,814	USD	215	08/15/16	(9)
JPMorgan Chase	JPY	30,603	USD	294	08/15/16	(6)
JPMorgan Chase	JPY	62,588	USD	598	08/15/16	(15)
JPMorgan Chase	JPY	155,344	USD	1,521	08/15/16	(2)
JPMorgan Chase	JPY	325,146	USD	3,160	08/31/16	(30)
JPMorgan Chase	JPY	380,603	USD	3,680	08/31/16	(54)
JPMorgan Chase	MXN	51,522	USD	2,751	10/14/16	24
JPMorgan Chase	MXN	160,000	USD	8,446	10/14/16	(22)
JPMorgan Chase	MYR	3,775	USD	926	10/14/16	(8)
JPMorgan Chase	MYR	15,069	USD	3,719	10/14/16	(12)
JPMorgan Chase	NOK	25,582	USD	2,982	10/14/16	(51)
JPMorgan Chase	NZD	5,403	USD	3,771	08/15/16	(129)
JPMorgan Chase	NZD	5,724	USD	4,009	08/15/16	(122)
JPMorgan Chase	NZD	13,092	USD	9,212	08/15/16	(237)
JPMorgan Chase	NZD	16,677	USD	11,737	08/15/16	(299)
JPMorgan Chase	NZD	78,595	USD	55,863	08/15/16	(863)
JPMorgan Chase	PEN	46,521	USD	13,991	10/14/16	211
JPMorgan Chase	PHP	156,262	USD	3,300	10/14/16	(12)
JPMorgan Chase	PHP	470,924	USD	9,942	10/14/16	(41)
JPMorgan Chase	PLN	5,308	USD	1,331	10/14/16	(28)
JPMorgan Chase	SGD	3,541	USD	2,606	10/14/16	(34)
JPMorgan Chase	SGD	10,023	USD	7,364	10/14/16	(108)
JPMorgan Chase	SGD	40,899	USD	30,277	10/14/16	(212)
JPMorgan Chase	THB	120,912	USD	3,451	09/12/16	(18)
JPMorgan Chase	THB	363,113	USD	10,313	09/12/16	(104)
JPMorgan Chase	ZAR	65,349	USD	4,497	10/14/16	(144)
Royal Bank of Canada	USD	15,906	NZD	22,435	08/19/16	283
Royal Bank of Canada	USD	55,672	NZD	78,524	08/19/16	992
Royal Bank of Canada	ILS	221,015	USD	57,314	08/19/16	(659)
State Street	USD	943	CZK	23,008	08/19/16	9
State Street	USD	36,715	EUR	33,170	08/19/16	392
State Street	USD	36,870	GBP	27,858	08/19/16	8
State Street	USD	2,418	PEN	8,094	08/02/16	(2)
State Street	USD	2,449	PEN	8,196	08/02/16	(2)
State Street	USD	1,036	PLN	4,137	08/19/16	25
State Street	USD	468	SGD	631	08/19/16	2
State Street	USD	15,606	SGD	21,368	08/19/16	330
State Street	USD	229	TRY	668	08/19/16	(7)
State Street	USD	516	TRY	1,503	08/19/16	(15)
State Street	USD	6,556	ZAR	104,122	08/19/16	920
State Street	CZK	10,226	USD	419	08/19/16	(4)
State Street	GBP	43,335	USD	57,354	08/19/16	(12)
State Street	HKD	1,914	USD	247	08/19/16	—
State Street	HKD	53,784	USD	6,934	08/19/16	1
State Street	HUF	134,391	USD	471	08/19/16	(12)
State Street	MXN	2,359	USD	127	08/19/16	1
State Street	NOK	310,020	USD	36,570	08/19/16	(177)
State Street	SEK	138,904	USD	16,237	08/19/16	(9)
State Street	SGD	281	USD	208	08/19/16	(1)
State Street	ZAR	2,091	USD	145	08/19/16	(5)
Toronto Dominion Bank	CNY	19,843	USD	3,000	08/04/16	15
UBS	TRY	72,200	USD	23,208	10/27/16	(486)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,672)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 181

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	20,364	04/28/17	363
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	20,365	04/28/17	128
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	5,091	04/28/17	32
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	63,000	06/30/17	394
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	28	06/30/17	175
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	69,099	10/31/16	432
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	78,535	09/30/16	492
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	95,272	10/31/16	596
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					2,612

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on 1 Month LIBOR rate plus a fee ranging to 0.10%.

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Citigroup	USD	7,680	Three Month LIBOR	2.714%	08/15/42	(1,820)
Citigroup	USD	5,110	Three Month LIBOR	3.676%	11/15/43	(2,334)
JPMorgan Chase	DKK	36,000	Six Month CIBOR	0.510%	05/05/25	—
JPMorgan Chase	DKK	89,914	Six Month CIBOR	0.943%	05/05/25	(581)
JPMorgan Chase	DKK	14,500	Six Month CIBOR	0.640%	05/06/25	(38)
JPMorgan Chase	HKD	17,100	Three Month HIBOR	1.462%	05/14/25	(21)
JPMorgan Chase	HKD	42,195	Three Month HIBOR	1.420%	05/14/25	—
JPMorgan Chase	HKD	102,714	Three Month HIBOR	2.160%	05/14/25	(900)
JPMorgan Chase	CZK	54,540	Six Month PRIBOR	0.490%	06/19/25	(7)
JPMorgan Chase	CZK	133,000	Six Month PRIBOR	0.495%	06/19/25	—
JPMorgan Chase	CZK	321,681	Six Month PRIBOR	1.280%	06/19/25	(971)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $— (å)						(6,672)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA Index	Goldman Sachs	USD	14,000	1.000%	06/20/21	174
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $110						174
I

See accompanying notes which are an integral part of this quarterly report.

182 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$467,462	$—	$—	$467,462
Corporate Bonds and Notes	—	1,026,426	—	—	1,026,426
International Debt	—	297,946	—	—	297,946
Loan Agreements	—	16,872	—	—	16,872
Mortgage-Backed Securities	—	1,345,733	12,543	—	1,358,276
Municipal Bonds	—	30,491	—	—	30,491
Non-US Bonds	—	316,867	2,533	—	319,400
United States Government Treasuries	—	962,814	—	—	962,814
Common Stocks	—	—	—	—	—
Preferred Stocks	7,202	—	—	—	7,202
Options Purchased	388	402	—	—	790
Short-Term Investments	—	805,568	10,019	694,519	1,510,106
Total Investments	7,590	5,270,581	25,095	694,519	5,997,785

Other Financial Instruments
Assets
Futures Contracts	42,743	—	—	—	42,743
Foreign Currency Exchange Contracts	—	11,766	—	—	11,766
Total Return Swap Contracts	—	2,612	—	—	2,612
Credit Default Swap Contracts	—	174	—	—	174
Liabilities
Futures Contracts	(10,472)	—	—	—	(10,472)
Options Written	—	(62)	—	—	(62)
Foreign Currency Exchange Contracts	(16)	(14,422)	—	—	(14,438)
Interest Rate Swap Contracts	—	(6,672)	—	—	(6,672)
Total Other Financial Instruments*	$32,255	$(6,604)	$—	$—	$25,651

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 183

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
				Principal	Fair
	Principal	Fair		Amount ($)	Value
	Amount ($)	Value		or Shares	$
	or Shares	$
			0.931% due 02/15/22 (Ê)	851	853
Long-Term Investments - 90.8%			Series 2016-A3 Class A3
Asset-Backed Securities - 7.5%			1.340% due 04/15/22	1,139	1,139
American Express Credit Account			CarFinance Capital Auto Trust
Master Trust			Series 2014-1A Class A
Series 2014-2 Class A			1.460% due 12/17/18 (Þ)	82	82
1.260% due 01/15/20	1,100	1,103	Series 2015-1A Class A
AmeriCredit Automobile Receivables			1.750% due 06/15/21 (Þ)	372	371
Trust			CarMax Auto Owner Trust
Series 2015-4 Class A2B			Series 2015-2 Class A4
1.250% due 04/08/19 (Ê)	421	422	1.800% due 03/15/21	411	415
Series 2015-4 Class A3			Series 2016-2 Class A3
1.700% due 07/08/20	119	120	1.520% due 02/16/21	1,170	1,177
Series 2016-1 Class A2B			Series 2016-3 Class A2
1.175% due 06/10/19 (Ê)	841	842	1.170% due 08/15/19	1,996	1,995
Series 2016-1 Class C			CCG Receivables Trust
2.890% due 01/10/22	300	308	Series 2014-1 Class A2
Series 2016-2 Class B			1.060% due 11/15/21 (Þ)	257	256
2.210% due 05/10/21	103	104	Centex Home Equity Loan Trust
Series 2016-2 Class C			Series 2003-B Class AF4
2.870% due 11/08/21	305	312	3.735% due 02/25/32	2,224	2,232
Ameriquest Mortgage Securities,
Inc. Asset-Backed Pass-Through			Series 2005-D Class M1
			0.600% due 10/25/35 (Ê)	446	446
Certificates
Series 2005-R5 Class M1			Chase Issuance Trust
0.918% due 07/25/35 (Ê)	315	315	Series 2014-A6 Class A6
			1.260% due 07/15/19	800	802
BA Credit Card Trust
Series 2007-A1 Class A1			Series 2014-A8 Class A8
5.170% due 06/15/19	2,300	2,345	0.436% due 11/15/18 (Ê)	600	600
			Series 2016-A2 Class A
Series 2016-A1 Class A			1.370% due 06/15/21	1,095	1,099
0.848% due 10/15/21 (Ê)	639	640
			Series 2016-A3 Class A3
Bayview Financial Acquisition Trust			0.550% due 06/15/23 (Ê)	874	876
Series 2006-A Class 1A3
5.865% due 02/28/41	143	157	Series 2016-A4 Class A4
Bayview Opportunity Master Fund Trust			1.490% due 07/15/22	1,116	1,121
Series 2016-RPL3 Class A1			Chesapeake Funding LLC
3.475% due 07/28/31 (Å)	123	123	Series 2014-1A Class C
BMW Vehicle Owner Trust			1.628% due 03/07/26 (Ê)(Þ)	365	355
Series 2013-A Class A3			Citibank Credit Card Issuance Trust
0.670% due 11/27/17	318	317	Series 2006-A7 Class A7
Series 2016-A Class A3			0.301% due 12/17/18 (Ê)	2,060	2,060
1.160% due 11/25/20	411	411	Series 2008-A2 Class A2
			1.570% due 01/23/20 (Ê)	600	608
Brazos Higher Education Authority, Inc.			CountryPlace Manufactured Housing
Series 2011-2 Class A3			Contract Trust
1.715% due 10/27/36 (Ê)	725	688
California Republic Auto Receivables			Series 2005-1 Class A4
Trust			5.200% due 12/15/35 (Þ)	675	702
Series 2014-2 Class A4			CPS Auto Receivables Trust
1.570% due 12/16/19	481	482	Series 2013-C Class A
Series 2015-2 Class A3			1.640% due 04/16/18 (Þ)	7	7
1.310% due 08/15/19	720	720	Series 2013-D Class A
Series 2015-3 Class A3			1.540% due 07/16/18 (Þ)	42	42
1.620% due 11/15/19	445	446	Series 2014-A Class A
Series 2016-1 Class A4			1.210% due 08/15/18 (Þ)	34	34
2.240% due 10/15/21	775	789	Series 2015-C Class A
Capital Auto Receivables Asset Trust			1.770% due 06/17/19 (Þ)	361	361
Series 2013-1 Class B			Series 2016-B Class A
1.290% due 04/20/18	602	602	2.070% due 11/15/19 (Þ)	584	586
Series 2016-1 Class A2A			Series 2016-C Class A
1.500% due 11/20/18	505	506	1.620% due 01/15/20 (Å)	983	983
			Credit-Based Asset Servicing and
Series 2016-1 Class A2B			Securitization LLC
1.138% due 11/20/18 (Ê)	929	930	Series 2004-CB7 Class AF5
Capital One Multi-Asset Execution Trust			4.866% due 10/25/34	237	244
Series 2016-A1 Class A1

See accompanying notes which are an integral part of this quarterly report.

184 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
DRB Prime Student Loan Trust			Series 2016-A Class A4
Series 2015-D Class A2			1.600% due 06/15/21	403	408
3.200% due 01/25/40 (Þ)	1,396	1,425	Series 2016-B Class A3
Drive Auto Receivables Trust			1.330% due 10/15/20	547	549
Series 2015-DA Class A2A			GM Financial Automobile Leasing Trust
1.230% due 06/15/18 (Þ)	88	88	Series 2015-3 Class A3
Series 2016-AA Class A2A			1.690% due 03/20/19	620	624
1.500% due 03/15/18 (Þ)	251	251	Series 2016-2 Class A3
Series 2016-BA Class A2			1.620% due 09/20/19	430	432
1.380% due 08/15/18 (Þ)	1,316	1,316	Higher Education Funding I
DT Auto Owner Trust			Series 2014-1 Class A
Series 2015-3A Class A			1.712% due 05/25/34 (Ê)(Þ)	655	619
1.660% due 03/15/19 (Þ)	334	334	Honda Auto Receivables Owner Trust
Series 2016-3A Class A			Series 2013-4 Class A4
1.750% due 11/15/19 (Þ)	735	735	1.040% due 02/18/20	500	500
Education Loan Asset-Backed Trust I			Series 2015-3 Class A2
Series 2013-1 Class B1			0.920% due 11/20/17	416	416
1.439% due 11/25/33 (Ê)(Þ)	1,416	1,296	Series 2015-3 Class A4
Enterprise Fleet Financing LLC			1.560% due 10/18/21	296	299
Series 2016-2 Class A3			Series 2015-4 Class A2
2.040% due 02/22/22 (Å)	280	280	0.820% due 07/23/18	573	572
Exeter Automobile Receivables Trust			Series 2016-2 Class A2
Series 2014-2A Class A			1.130% due 09/17/18	600	601
1.060% due 08/15/18 (Þ)	1	1	Series 2016-2 Class A3
Series 2014-3A Class A			1.390% due 04/15/20	462	464
1.320% due 01/15/19 (Þ)	206	206	Hyundai Auto Receivables Trust
Series 2016-1A Class A			Series 2013-C Class A3
2.350% due 07/15/20 (Þ)	209	209	1.010% due 02/15/18	231	231
Fannie Mae Grantor Trust			Series 2014-A Class A3
Series 2003-T4 Class 1A			0.790% due 07/16/18	282	281
0.390% due 09/26/33 (Ê)	105	104	Series 2015-B Class A2A
Series 2003-T4 Class 2A5			0.690% due 04/16/18	500	500
5.045% due 09/26/33	646	733	JGWPT XXX LLC
Fannie Mae Whole Loan			Series 2013-3A Class A
Series 2003-W5 Class A			4.080% due 01/17/73 (Þ)	411	435
0.390% due 04/25/33 (Ê)	33	32	JGWPT XXXII LLC
Series 2003-W9 Class A			Series 2014-2A Class A
0.423% due 06/25/33 (Ê)	45	44	3.610% due 01/17/73 (Þ)	564	566
First Investors Auto Owner Trust			Mercedes-Benz Master Owner Trust
Series 2013-3A Class A3			Series 2016-BA Class A
1.440% due 10/15/19 (Þ)	25	25	1.785% due 05/17/21 (Ê)(Þ)	504	506
Flagship Credit Auto Trust			Morgan Stanley ABS Capital I, Inc. Trust
Series 2014-1 Class A			Series 2003-NC6 Class M1
1.210% due 04/15/19 (Þ)	71	71	1.387% due 06/25/33 (Ê)	208	202
Series 2014-2 Class A			Series 2003-NC7 Class M1
1.430% due 12/16/19 (Þ)	21	20	1.237% due 06/25/33 (Ê)	176	166
Series 2015-2 Class A			Navient Student Loan Trust
1.980% due 10/15/20 (Þ)	334	334	Series 2014-2 Class A
Series 2015-3 Class A			1.128% due 03/25/83 (Ê)	1,256	1,213
2.380% due 10/15/20 (Þ)	111	112	Series 2014-3 Class A
Series 2016-2 Class A1			1.108% due 03/25/83 (Ê)	1,643	1,586
2.280% due 05/15/20	257	258	Nelnet Student Loan Trust
Ford Credit Auto Owner Trust			Series 2014-4A Class A2
Series 2013-C Class A3			1.403% due 11/25/43 (Ê)(Þ)	725	667
0.820% due 12/15/17	67	67	Series 2015-2A Class A2
Series 2014-A Class A3			1.088% due 09/25/42 (Ê)(Þ)	1,317	1,270
0.790% due 05/15/18	557	557	Nissan Auto Receivables Owner Trust
Series 2015-B Class A4			Series 2013-C Class A3
1.580% due 08/15/20	671	675	0.670% due 08/15/18	171	171
Series 2015-C Class A4			Series 2014-A Class A3
1.740% due 02/15/21	421	425	0.720% due 08/15/18	133	133
Series 2016-2 Class A			Series 2016-A Class A2A
2.030% due 12/15/27 (Þ)	657	663	1.060% due 02/15/19	500	500

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 185

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
NYMT Residential LLC			0.875% due 01/25/41 (Ê)	950	835
Series 2016-RP1A Class A			Series 2007-6 Class B
4.000% due 03/25/21 (Þ)	145	145	1.565% due 04/27/43 (Ê)	127	106
Oak Hill Advisors Residential Loan			Series 2007-7 Class B
Trust			0.984% due 10/25/28 (Ê)	320	256
Series 2015-NPL2 Class A1			Series 2007-8 Class B
3.721% due 07/25/55 (Þ)	247	246	1.234% due 04/27/43 (Ê)	256	216
Park Place Securities, Inc.			Series 2008-2 Class B
Series 2005-WCH1 Class M2			1.915% due 01/25/83 (Ê)	160	139
1.268% due 01/25/36 (Ê)	416	414	Series 2008-3 Class B
Prestige Auto Receivables Trust			1.915% due 04/26/83 (Ê)	160	136
Series 2014-1A Class A3			Series 2008-4 Class B
1.520% due 04/15/20 (Þ)	835	835	2.565% due 04/25/29 (Ê)	160	144
RAMP Trust			Series 2008-5 Class B
Series 2003-RS2 Class AII			2.565% due 07/25/29 (Ê)	230	208
0.850% due 03/25/33 (Ê)	39	35	Series 2008-6 Class B
Series 2003-RS11 Class AI6A			2.565% due 07/26/83 (Ê)	160	151
5.980% due 12/25/33	143	155	Series 2008-7 Class B
RASC Trust			2.565% due 07/26/83 (Ê)	160	147
Series 2001-KS3 Class AII
0.647% due 09/25/31 (Ê)	20	19	Series 2008-8 Class B
			2.965% due 10/25/29 (Ê)	160	154
Series 2003-KS4 Class AIIB
0.767% due 06/25/33 (Ê)	80	64	Series 2008-9 Class B
			2.965% due 10/25/83 (Ê)	230	219
Renaissance Home Equity Loan Trust
Series 2005-2 Class AF4			SoFi Professional Loan Program LLC
4.934% due 08/25/35	585	587	Series 2014-B Class A2
			2.550% due 08/27/29 (Þ)	692	698
Series 2006-1 Class AF6
5.746% due 05/25/36	191	125	Series 2016-B Class A2B
			2.740% due 10/25/32 (Þ)	1,550	1,578
Santander Drive Auto Receivables Trust			Specialty Underwriting & Residential
Series 2014-1 Class B			Finance Trust
1.590% due 10/15/18	312	312	Series 2003-BC1 Class A
Series 2014-4 Class B			0.850% due 01/25/34 (Ê)	25	23
1.820% due 05/15/19	758	760	Toyota Auto Receivables Owner Trust
Series 2015-2 Class B			Series 2014-A Class A3
1.830% due 01/15/20	368	369	0.670% due 12/15/17	238	238
Series 2015-3 Class B			Series 2015-B Class A2B
2.290% due 03/16/20	354	356	0.691% due 11/15/17 (Ê)	487	487
Series 2015-4 Class A2A			United Auto Credit Securitization Trust
1.200% due 12/17/18	358	358	Series 2016-1 Class A
Series 2015-4 Class A3			2.000% due 10/16/17 (Þ)	141	141
1.580% due 09/16/19	585	587	Vericrest Opportunity Loan Trust
Series 2015-5 Class A2B			Series 2015-NP12 Class A1
0.947% due 11/15/18 (Ê)	63	63	3.875% due 09/25/45 (Þ)	165	165
Series 2016-1 Class B			Series 2015-NPL2 Class A1
2.470% due 12/15/20	254	257	3.500% due 02/25/55 (Þ)	296	294
Series 2016-2 Class B			Series 2015-NPL4 Class A1
2.080% due 02/16/21	467	469	3.500% due 02/25/55 (Þ)	158	158
Series 2016-2 Class C			Verizon Owner Trust
2.660% due 11/15/21	98	99	Series 2016-1A Class A
Series 2016-2 Class D			1.420% due 01/20/21 (Å)	199	199
3.390% due 04/15/22	82	83	VOLT XLV LLC
Saxon Asset Securities Trust			Series 2016-NPL5 Class A1
Series 2004-1 Class A			4.000% due 05/25/46 (Þ)	349	350
0.695% due 03/25/35 (Ê)	57	52	VOLT XLVIII LLC
SLM Private Education Loan Trust			Series 2016-NPL8 Class A1
Series 2010-A Class 2A			3.500% due 07/25/46 (Å)	100	100
3.683% due 05/16/44 (Ê)(Þ)	2,029	2,094	World Omni Auto Receivables Trust
SLM Student Loan Trust			Series 2014-B Class A4
Series 2005-8 Class A4			1.680% due 12/15/20	383	385
0.984% due 01/25/28 (Ê)	1,660	1,651			74,825
Series 2006-2 Class A6			Corporate Bonds and Notes - 24.3%
0.885% due 01/25/41 (Ê)	950	863	21st Century Fox America, Inc.
Series 2006-8 Class A6			6.150% due 02/15/41	810	1,065

See accompanying notes which are an integral part of this quarterly report.

186 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.250% due 10/17/96	65	95	4.375% due 05/13/45	878	959
3M Co.			4.650% due 02/23/46	815	930
3.875% due 06/15/44	200	227	Assurant, Inc.
AbbVie, Inc.			2.500% due 03/15/18	780	790
1.800% due 05/14/18	604	609	AT&T, Inc.
2.500% due 05/14/20	800	821	1.577% due 11/27/18 (Ê)	175	176
3.600% due 05/14/25	400	424	3.000% due 06/30/22	2,150	2,230
3.200% due 05/14/26	960	985	3.600% due 02/17/23	1,470	1,561
4.500% due 05/14/35	402	434	4.500% due 05/15/35	2,010	2,122
4.700% due 05/14/45	100	110	5.550% due 08/15/41	307	359
Aetna, Inc.			4.300% due 12/15/42	169	168
1.900% due 06/07/19	580	588	4.750% due 05/15/46	1,193	1,263
2.800% due 06/15/23	445	458	5.650% due 02/15/47	80	95
3.200% due 06/15/26	605	620	Series WI
4.375% due 06/15/46	683	711	5.150% due 03/15/42	49	55
Allstate Corp. (The)			AutoNation, Inc.
5.750% due 08/15/53	980	1,029	4.500% due 10/01/25	775	829
Altria Group, Inc.			AvalonBay Communities, Inc.
10.200% due 02/06/39	579	1,080	Series GMTN
5.375% due 01/31/44	253	332	2.950% due 05/11/26	516	525
Amazon.com, Inc.			Bank of America Corp.
4.950% due 12/05/44	295	370	2.000% due 01/11/18	1,170	1,178
American Airlines Pass Through Trust			4.200% due 08/26/24	95	100
Series 2016-2 Class AA			3.875% due 08/01/25	575	617
3.200% due 06/15/28	710	742	4.875% due 04/01/44	254	297
American Airlines Pass-Through Trust			Series GMTN
Series 2013-2 Class A			2.625% due 04/19/21	1,355	1,381
4.950% due 01/15/23	999	1,094	4.450% due 03/03/26	210	225
American Express Co.			3.500% due 04/19/26	1,586	1,656
3.625% due 12/05/24	460	480	Bank of America NA
American Honda Finance Corp.			Series BKNT
2.250% due 08/15/19	485	500	2.050% due 12/07/18	112	114
American International Group, Inc.			6.000% due 10/15/36	560	729
3.900% due 04/01/26	351	368	Bank of Montreal
4.800% due 07/10/45	152	161	Series YCD
8.175% due 05/15/58	160	208	1.211% due 12/08/17 (Ê)(~)	600	600
Amgen, Inc.			Bank of New York Mellon Corp. (The)
4.400% due 05/01/45	200	218	Series G
4.663% due 06/15/51 (Þ)	585	629	2.200% due 05/15/19	480	492
Anadarko Petroleum Corp.			Barrick NA Finance LLC
6.950% due 06/15/19	115	127	4.400% due 05/30/21	606	663
4.850% due 03/15/21	96	102	5.750% due 05/01/43	245	285
6.450% due 09/15/36	482	538	Baylor Scott & White Holdings
4.500% due 07/15/44	378	332	4.185% due 11/15/45	460	520
6.600% due 03/15/46	144	166	Bear Stearns Cos. LLC (The)
Anheuser-Busch InBev Finance, Inc.			7.250% due 02/01/18	425	462
1.157% due 02/01/19 (Ê)	400	399	Bellsouth Capital Funding Corp.
2.650% due 02/01/21	927	960	7.875% due 02/15/30	635	821
3.650% due 02/01/26	2,639	2,834	Berkshire Hathaway Energy Co.
4.700% due 02/01/36	1,290	1,495	5.150% due 11/15/43	278	348
4.900% due 02/01/46	779	949	Berkshire Hathaway Finance Corp.
Anheuser-Busch InBev Worldwide, Inc.			1.450% due 03/07/18	485	489
8.200% due 01/15/39	193	314	4.400% due 05/15/42	400	466
Anthem, Inc.			Berkshire Hathaway, Inc.
3.125% due 05/15/22	725	756	2.750% due 03/15/23	327	341
Apache Corp.			3.125% due 03/15/26	889	946
5.100% due 09/01/40	192	195	Biogen, Inc.
Apollo Management Holdings, LP			5.200% due 09/15/45	415	497
4.000% due 05/30/24 (Þ)	290	299	Boston Properties, LP
4.400% due 05/27/26 (Þ)	495	518	5.625% due 11/15/20	400	459
Apple, Inc.			3.650% due 02/01/26	660	713
1.009% due 05/03/18 (Ê)	1,875	1,879	Brixmor Operating Partnership, LP

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 187

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.125% due 06/15/26	477	494	Columbia Property Trust Operating
Burlington Northern and Santa Fe			Partnership, LP
Railway Co. Pass-Through Trust			4.150% due 04/01/25	230	238
Series 2005-4			Comcast Corp.
4.967% due 04/01/23	93	100	1.625% due 01/15/22	545	545
Burlington Northern Santa Fe LLC			4.250% due 01/15/33	533	599
6.875% due 12/01/27	90	127	4.200% due 08/15/34	529	589
4.900% due 04/01/44	125	156	4.500% due 01/15/43	237	275
Capital One Financial Corp.			Commonwealth Edison Co.
2.450% due 04/24/19	350	358	5.800% due 03/15/18	315	338
3.750% due 07/28/26	520	523	ConocoPhillips Co.
Capital One NA			5.950% due 03/15/46	254	306
Series BKNT			Continental Airlines Pass-Through Trust
1.650% due 02/05/18	682	684	Series 071A Class A
Cardinal Health, Inc.			5.983% due 04/19/22	1,274	1,453
1.950% due 06/15/18	1,070	1,082	Corporate Office Properties, LP
Cargill, Inc.			3.700% due 06/15/21	815	847
6.000% due 11/27/17 (Þ)	1,200	1,276	Credit Suisse AG
CBS Corp.			1.750% due 01/29/18	910	911
7.875% due 07/30/30	151	215	Crown Castle Towers LLC
4.600% due 01/15/45	460	482	3.222% due 05/15/22 (Þ)	760	789
Celgene Corp.			CVS Health Corp.
2.875% due 08/15/20	745	774	3.875% due 07/20/25	674	749
5.000% due 08/15/45	699	814	5.125% due 07/20/45	910	1,157
CenterPoint Energy Resources Corp.			Delta Air Lines Pass-Through Trust
6.125% due 11/01/17	125	132	Series 2010-1 Class A
Charter Communications Operating LLC			6.200% due 07/02/18	192	207
/ Charter Communications Operating			Devon Energy Corp.
Capital			5.850% due 12/15/25	467	513
3.579% due 07/23/20 (Þ)	471	496	Diamond 1 Finance Corp. / Diamond 2
4.464% due 07/23/22 (Þ)	1,440	1,563	Finance Corp
4.908% due 07/23/25 (Þ)	540	596	4.420% due 06/15/21 (Þ)	540	564
6.384% due 10/23/35 (Þ)	1,045	1,230	5.450% due 06/15/23 (Þ)	3,140	3,326
6.484% due 10/23/45 (Þ)	200	240	Discover Bank
Chevron Corp.			2.000% due 02/21/18	750	753
1.126% due 05/16/18 (Ê)	1,000	1,001	Dominion Gas Holdings LLC
2.100% due 05/16/21	625	639	2.500% due 12/15/19	135	138
2.411% due 03/03/22	555	570	4.600% due 12/15/44	39	43
2.954% due 05/16/26	355	367	Dominion Resources, Inc.
Chevron Phillips Chemical Co. LLC /			2.962% due 07/01/19	211	217
Chevron Phillips Chemical Co, LP			4.104% due 04/01/21	67	71
1.700% due 05/01/18 (Þ)	114	114	Dow Chemical Co. (The)
Chubb INA Holdings, Inc.			4.375% due 11/15/42	230	237
2.300% due 11/03/20	355	367	DTE Energy Co.
2.875% due 11/03/22	410	432	Series WI
Cigna Corp.			3.300% due 06/15/22	597	632
5.375% due 02/15/42	218	268	Duke Energy Carolinas LLC
Citigroup, Inc.			4.250% due 12/15/41	500	575
1.800% due 02/05/18	500	502	Duke Energy Corp.
2.500% due 09/26/18	940	958	4.800% due 12/15/45	202	243
2.700% due 03/30/21	671	683	Duke Energy Progress LLC
3.875% due 03/26/25	415	430	3.000% due 09/15/21	690	738
4.600% due 03/09/26	435	468	4.200% due 08/15/45	270	308
4.450% due 09/29/27	475	498	Eastman Chemical Co.
4.125% due 07/25/28	653	666	4.650% due 10/15/44	177	186
5.875% due 01/30/42	304	397	eBay, Inc.
4.650% due 07/30/45	585	660	1.237% due 08/01/19 (Ê)	775	767
			EI du Pont de Nemours & Co.
City of Hope			4.150% due 02/15/43	206	217
Series 2013
5.623% due 11/15/43	215	285	Emera US Finance, LP
			3.550% due 06/15/26 (Þ)	445	467
Cleveland Clinic Foundation (The)			4.750% due 06/15/46 (Þ)	325	358
4.858% due 01/01/14	129	148
			Enbridge Energy Partners, LP

See accompanying notes which are an integral part of this quarterly report.

188 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.875% due 10/15/25	150	165	5.950% due 02/01/39	230	305
Energy Transfer Partners, LP			Georgia-Pacific LLC
6.625% due 10/15/36	252	267	2.539% due 11/15/19 (Þ)	975	999
6.050% due 06/01/41	680	685	8.875% due 05/15/31	695	1,122
Entergy Texas, Inc.			Gilead Sciences, Inc.
7.125% due 02/01/19	775	880	2.550% due 09/01/20	655	681
Enterprise Products Operating LLC			4.500% due 02/01/45	200	226
5.250% due 01/31/20	760	845	4.750% due 03/01/46	658	769
4.450% due 02/15/43	186	186	GlaxoSmithKline Capital, Inc.
5.100% due 02/15/45	543	589	6.375% due 05/15/38	152	223
ERAC USA Finance LLC			Goldman Sachs Capital I
2.350% due 10/15/19 (Þ)	675	687	6.345% due 02/15/34	1,190	1,440
Essex Portfolio, LP			Goldman Sachs Group, Inc. (The)
5.200% due 03/15/21	655	735	6.150% due 04/01/18	500	538
Exelon Corp.			2.900% due 07/19/18	640	657
2.850% due 06/15/20	1,370	1,424	2.625% due 01/31/19	255	261
5.625% due 06/15/35	112	136	2.550% due 10/23/19	785	805
4.450% due 04/15/46	241	265	3.625% due 01/22/23	223	236
Express Scripts Holding Co.			3.850% due 07/08/24	470	505
3.000% due 07/15/23	920	936	4.250% due 10/21/25	610	644
4.800% due 07/15/46	975	1,039	3.750% due 02/25/26	420	444
Exxon Mobil Corp.			6.750% due 10/01/37	765	981
4.114% due 03/01/46	123	138	6.250% due 02/01/41	331	439
Farmers Exchange Capital			4.800% due 07/08/44	320	362
7.200% due 07/15/48 (Þ)	700	888	4.750% due 10/21/45	253	288
FedEx Corp.			Halliburton Co.
4.750% due 11/15/45	175	205	5.000% due 11/15/45	200	216
Fifth Third Bank			HCP, Inc.
Series BKNT			4.250% due 11/15/23	860	905
2.375% due 04/25/19	605	619	Hewlett Packard Enterprise Co.
FirstEnergy Transmission LLC			2.450% due 10/05/17 (Þ)	1,260	1,275
5.450% due 07/15/44 (Þ)	256	291	4.400% due 10/15/22 (Þ)	1,021	1,104
Flatiron CLO, Ltd.			6.200% due 10/15/35 (Þ)	925	947
Series 2014-1A Class A1
2.013% due 07/17/26 (Ê)(Þ)	400	398	6.350% due 10/15/45 (Þ)	141	142
Florida Power & Light Co.			Home Depot, Inc. (The)
5.950% due 02/01/38	175	245	3.000% due 04/01/26	435	468
Ford Motor Credit Co. LLC			4.250% due 04/01/46	265	312
1.605% due 01/09/18 (Ê)	500	500	HP, Inc.
3.336% due 03/18/21	410	428	3.750% due 12/01/20	141	149
3.096% due 05/04/23	610	622	Hyundai Capital America
Series FXD			2.450% due 06/15/21 (Þ)	788	800
2.145% due 01/09/18	200	202	Intel Corp.
General Electric Co.			4.800% due 10/01/41	245	289
5.250% due 12/06/17	310	328	International Business Machines Corp.
1.013% due 05/05/26 (Ê)	735	695	0.824% due 02/06/18 (Ê)	830	830
5.875% due 01/14/38	105	144	0.998% due 02/12/19 (Ê)	500	501
4.500% due 03/11/44	1,015	1,209	2.875% due 11/09/22	1,035	1,098
			ITC Holdings Corp.
Series GMTN			5.300% due 07/01/43	265	319
3.100% due 01/09/23	685	732
			Jersey Central Power & Light Co.
6.150% due 08/07/37	192	271	4.700% due 04/01/24 (Þ)	400	441
6.875% due 01/10/39	169	260	4.300% due 01/15/26 (Þ)	389	417
General Mills, Inc.			6.400% due 05/15/36	383	469
5.650% due 02/15/19	695	773
			John Deere Capital Corp.
General Motors Co.			2.800% due 03/06/23	335	353
6.250% due 10/02/43	534	644
			Johnson & Johnson
General Motors Financial Co., Inc.			0.943% due 03/01/19 (Ê)	300	301
4.750% due 08/15/17	500	516
2.400% due 05/09/19	835	839	3.700% due 03/01/46	336	389
			JPMorgan Chase & Co.
3.200% due 07/13/20	1,200	1,223	1.615% due 01/25/18 (Ê)	400	403
3.200% due 07/06/21	955	969	2.250% due 01/23/20	1,536	1,566
Georgia Power Co.			2.400% due 06/07/21	492	501

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 189

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.875% due 09/10/24	905	954	Merck & Co., Inc.
3.300% due 04/01/26	560	582	0.986% due 05/18/18 (Ê)	1,870	1,877
3.200% due 06/15/26	291	300	MetLife, Inc.
2.950% due 10/01/26	566	572	10.750% due 08/01/39	800	1,280
4.125% due 12/15/26	205	220	4.875% due 11/13/43	348	392
4.250% due 10/01/27	275	296	Metropolitan Life Global Funding I
JPMorgan Chase Bank NA			3.875% due 04/11/22 (Þ)	900	977
Series BKNT			Microsoft Corp.
6.000% due 10/01/17	900	947	3.500% due 02/12/35	414	432
JPMorgan Chase Capital XXIII			3.750% due 02/12/45	450	466
1.626% due 05/15/47 (Ê)	1,495	1,147	MidAmerican Energy Co.
KCP&L Greater Missouri Operations Co.			4.250% due 05/01/46	250	295
8.270% due 11/15/21	425	528	Molson Coors Brewing Co.
Kinder Morgan Energy Partners, LP			3.000% due 07/15/26	480	490
6.950% due 01/15/38	187	213	4.200% due 07/15/46	225	237
5.500% due 03/01/44	170	174	Morgan Stanley
Kinder Morgan, Inc.			2.125% due 04/25/18	705	712
3.050% due 12/01/19	300	308	3.125% due 07/27/26	1,032	1,039
5.300% due 12/01/34	536	539	6.375% due 07/24/42	238	329
5.550% due 06/01/45	290	291	Series F
5.050% due 02/15/46	179	169	3.875% due 04/29/24	450	483
Series GMTN			Series GMTN
7.800% due 08/01/31	201	239	5.500% due 07/24/20	535	604
KKR Group Finance Co. III LLC			2.500% due 04/21/21	930	941
5.125% due 06/01/44 (Þ)	1,160	1,194	3.875% due 01/27/26	1,125	1,201
Kohl's Corp.			Mutual of Omaha Insurance Co.
5.550% due 07/17/45	505	483	4.297% due 07/15/54 (Þ)	650	652
Kraft Foods Group, Inc.			Mylan, Inc.
6.875% due 01/26/39	195	274	2.550% due 03/28/19	790	805
Kraft Heinz Foods Co.			Nationwide Mutual Insurance Co.
2.000% due 07/02/18 (Þ)	207	210	2.943% due 12/15/24 (Ê)(Þ)	700	693
2.800% due 07/02/20 (Þ)	555	580	New York and Presbyterian Hospital
4.875% due 02/15/25 (Þ)	1,090	1,203	(The)
4.375% due 06/01/46 (Þ)	250	272	3.563% due 08/01/36	111	118
Kroger Co. (The)			4.763% due 08/01/16	200	223
2.300% due 01/15/19	375	383	Newell Brands, Inc.
Lam Research Corp.			3.850% due 04/01/23	1,630	1,742
2.800% due 06/15/21	383	395	5.500% due 04/01/46	433	539
Land O' Lakes, Inc.			Newmont Mining Corp.
6.000% due 11/15/22 (Þ)	445	472	6.250% due 10/01/39	150	174
Lehman Brothers Holdings Capital Trust			NextEra Energy Capital Holdings, Inc.
VII			2.700% due 09/15/19	352	363
5.857% due 11/29/49 (ƒ)(Ø)(Æ)	1,450	—	Series F
Lehman Brothers Holdings, Inc.			2.056% due 09/01/17	846	851
6.750% due 12/28/17 (Ø)(Æ)	990	—	NiSource Finance Corp.
Lockheed Martin Corp.			6.400% due 03/15/18	100	108
3.350% due 09/15/21	460	495	Noble Energy, Inc.
3.800% due 03/01/45	405	429	8.250% due 03/01/19	948	1,086
4.700% due 05/15/46	360	436	3.900% due 11/15/24	230	236
Lowe's Cos., Inc.			6.000% due 03/01/41	27	30
5.125% due 11/15/41	300	381	Norfolk Southern Corp.
Marathon Petroleum Corp.			4.650% due 01/15/46	345	410
Series WI			Northwell Healthcare, Inc.
6.500% due 03/01/41	157	169	4.800% due 11/01/42	575	633
McDonald's Corp.			Occidental Petroleum Corp.
4.875% due 12/09/45	235	281	3.500% due 06/15/25	315	338
McKesson Corp.			Oncor Electric Delivery Co. LLC
2.284% due 03/15/19	720	736	6.800% due 09/01/18	1,350	1,493
Medtronic, Inc.			4.550% due 12/01/41	337	396
Series WI			Oracle Corp.
4.375% due 03/15/35	278	320	1.900% due 09/15/21	3,058	3,068
4.625% due 03/15/45	338	414	2.400% due 09/15/23	480	485

See accompanying notes which are an integral part of this quarterly report.

190 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.650% due 07/15/26	980	985	4.150% due 12/01/25	165	179
3.850% due 07/15/36	568	583	Southwestern Electric Power Co.
6.500% due 04/15/38	250	346	3.550% due 02/15/22	316	339
4.000% due 07/15/46	160	166	Spectra Energy Partners, LP
PACCAR Financial Corp.			4.500% due 03/15/45	400	401
1.280% due 12/06/18 (Ê)	510	513	Starbucks Corp.
Pacific Gas & Electric Co.			2.100% due 02/04/21	605	626
4.750% due 02/15/44	140	169	Sunoco Logistics Partners Operations,
PacifiCorp			LP
2.950% due 02/01/22	465	492	5.350% due 05/15/45	186	185
Panhandle Eastern Pipe Line Co., LP			TCW Group, Inc.
8.125% due 06/01/19	725	809	2.320% due 08/28/26	475	481
PepsiCo, Inc.			Thermo Fisher Scientific, Inc.
4.250% due 10/22/44	325	376	2.400% due 02/01/19	280	286
Pfizer, Inc.			Thomson Reuters Corp.
1.950% due 06/03/21	875	890	5.650% due 11/23/43	385	464
Philip Morris International, Inc.			Time Warner Cable, Inc.
6.375% due 05/16/38	196	276	6.550% due 05/01/37	350	420
Plains All American Pipeline, LP / PAA			7.300% due 07/01/38	52	68
Finance Corp.			Time Warner Cos., Inc.
2.600% due 12/15/19	365	364	7.570% due 02/01/24	537	694
6.650% due 01/15/37	156	165	Time Warner, Inc.
4.900% due 02/15/45	149	135	2.950% due 07/15/26	198	202
Praxair, Inc.			6.500% due 11/15/36	280	369
3.200% due 01/30/26	910	992	6.250% due 03/29/41	205	272
Precision Castparts Corp.			4.850% due 07/15/45	223	258
2.500% due 01/15/23	435	455	Toyota Motor Credit Corp.
Progress Energy, Inc.			Series MTN
7.750% due 03/01/31	442	626	1.026% due 03/12/20 (Ê)	1,820	1,815
Public Service Co. of New Mexico			TTX Co.
7.950% due 05/15/18	675	747	2.250% due 02/01/19 (Þ)	323	328
Qwest Corp.			UBS AG
6.750% due 12/01/21	315	346	Series GMTN
Regency Energy Partners, LP / Regency			1.800% due 03/26/18	615	619
Energy Finance Corp.			UDR, Inc.
4.500% due 11/01/23	566	565	Series 0001
Reynolds American, Inc.			4.625% due 01/10/22	578	640
2.300% due 06/12/18	594	605	Union Pacific Corp.
6.875% due 05/01/20	655	776	4.050% due 11/15/45	395	447
4.450% due 06/12/25	294	332	United Parcel Service, Inc.
6.150% due 09/15/43	375	504	6.200% due 01/15/38	142	209
5.850% due 08/15/45	212	279	United Technologies Corp.
SABMiller Holdings, Inc.			1.778% due 05/04/18	1,333	1,344
3.750% due 01/15/22 (Þ)	1,925	2,091	4.500% due 06/01/42	280	332
Sempra Energy			UnitedHealth Group, Inc.
9.800% due 02/15/19	1,587	1,904	3.875% due 10/15/20	100	109
3.550% due 06/15/24	550	581	3.750% due 07/15/25	320	356
SL Green Realty Corp. / SL Green			4.625% due 07/15/35	283	337
Operating Partnership / Reckson			US Bancorp
Operating Partnership			2.200% due 04/25/19	1,185	1,215
7.750% due 03/15/20	325	378	2.950% due 07/15/22	570	598
South Carolina Electric & Gas Co.			US Bank NA
5.100% due 06/01/65	1,165	1,396	1.332% due 01/29/18 (Ê)	250	251
Southern California Edison Co.			1.450% due 01/29/18	530	533
5.625% due 02/01/36	320	419	Series BKNT
Series C			0.856% due 09/11/17 (Ê)	800	799
3.600% due 02/01/45	395	422	1.375% due 09/11/17	455	457
Southern Co. (The)			USF&G Capital III
2.150% due 09/01/19	980	1,002	8.312% due 07/01/46 (Þ)	445	612
2.350% due 07/01/21	455	465	Valero Energy Corp.
3.250% due 07/01/26	850	889	6.625% due 06/15/37	175	196
4.400% due 07/01/46	217	240	Ventas Realty, LP / Ventas Capital Corp.
Southern Power Co.			2.700% due 04/01/20	525	539

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 191

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Verizon Communications, Inc.			2.375% due 11/16/20	425		437
1.375% due 08/15/19	1,015	1,016	Bank of Montreal
3.000% due 11/01/21	180	190	Series 3FRN
5.150% due 09/15/23	1,101	1,291	1.025% due 04/10/18 (Ê)	500		498
2.625% due 08/15/26	595	594	Barclays PLC
4.400% due 11/01/34	355	376	3.650% due 03/16/25	250		247
3.850% due 11/01/42	400	389	Barrick Gold Corp.
Series WI			4.100% due 05/01/23	281		302
4.272% due 01/15/36	2,257	2,359	5.250% due 04/01/42	325		352
5.012% due 08/21/54	387	426	BHP Billiton Finance USA, Ltd.
4.672% due 03/15/55	595	618	5.000% due 09/30/43	220		263
Virginia Electric & Power Co.			6.750% due 10/19/75 (Þ)	525		584
Series A			BP Capital Markets PLC
6.000% due 05/15/37	263	353	3.062% due 03/17/22	720		756
Walgreens Boots Alliance, Inc.			3.994% due 09/26/23	630		687
2.600% due 06/01/21	177	181	3.119% due 05/04/26	770		786
3.100% due 06/01/23	400	413	British Telecommunications PLC
4.800% due 11/18/44	538	609	9.375% due 12/15/30	124		197
Wal-Mart Stores, Inc.			Canadian Natural Resources, Ltd.
6.500% due 08/15/37	860	1,278	1.750% due 01/15/18	740		734
6.200% due 04/15/38	280	407	5.900% due 02/01/18	240		252
Walt Disney Co. (The)			3.450% due 11/15/21	315		322
1.850% due 07/30/26	580	562	6.250% due 03/15/38	192		204
WEA Finance LLC / Westfield UK &			6.750% due 02/01/39	188		210
Europe Finance PLC			Canadian Pacific Railway Co.
2.700% due 09/17/19 (Þ)	460	471	4.800% due 09/15/35	260		302
4.750% due 09/17/44 (Þ)	357	395	CDP Financial, Inc.
WEC Energy Group, Inc.			5.600% due 11/25/39 (Þ)	545		744
1.650% due 06/15/18	440	443	Colombia Government International
Wells Fargo & Co.			Bond
2.125% due 04/22/19	1,165	1,190	4.500% due 01/28/26	535		572
2.100% due 07/26/21	395	397	Cooperatieve Rabobank UA
3.000% due 04/22/26	680	699	3.750% due 07/21/26	685		687
4.650% due 11/04/44	583	635	11.000% due 06/29/49 (ƒ)(Þ)	522		638
4.400% due 06/14/46	306	324	Corp. Nacional del Cobre de Chile
Series GMTN			3.000% due 07/17/22 (Þ)	633		638
4.900% due 11/17/45	173	196	4.875% due 11/04/44 (Þ)	34		37
Welltower, Inc.			Credit Agricole SA
6.125% due 04/15/20	585	667	2.375% due 07/01/21 (Þ)	263		268
4.250% due 04/01/26	294	319	Credit Suisse Group Funding Guernsey,
Wesleyan University			Ltd.
4.781% due 07/01/16	269	302	3.800% due 06/09/23 (Þ)	615		624
Williams Partners, LP			4.550% due 04/17/26 (Þ)	710		749
5.250% due 03/15/20	533	561	Series WI
4.900% due 01/15/45	265	231	4.875% due 05/15/45	255		273
ZFS Finance USA Trust V			Deutsche Bank AG
6.500% due 05/09/37 (Þ)	1,260	1,269	Series GMTN
			2.850% due 05/10/19	355		355
		242,159	Deutsche Telekom International Finance
International Debt - 6.0%			BV
Actavis Funding SCS			8.750% due 06/15/30	160		251
3.000% due 03/12/20	325	338	DP World, Ltd.
3.450% due 03/15/22	500	526	6.850% due 07/02/37 (Þ)	190		219
3.800% due 03/15/25	200	213	Dryden 37 Senior Loan Fund
4.550% due 03/15/35	264	284	Series 2015-37A Class A
Series WI			2.180% due 04/15/27 (Å)(Ê)	810		810
4.850% due 06/15/44	255	282	Emera, Inc.
AIA Group, Ltd.			Series 16-A
2.250% due 03/11/19 (Þ)	207	210	6.750% due 06/15/76	775		838
4.500% due 03/16/46 (Þ)	160	178	European Investment Bank
America Movil SAB de CV			1.250% due 05/15/18	830		836
6.125% due 03/30/40	169	217	Fosse Master Issuer PLC
AstraZeneca PLC			Series 2015-1A Class A2

See accompanying notes which are an integral part of this quarterly report.

192 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.587% due 10/18/54 (Ê)(Þ)	462	461	1.875% due 05/10/21	264	266
GE Capital International Funding Co.			2.875% due 05/10/26	475	484
Unlimited Co			6.375% due 12/15/38	253	338
Series WI			4.375% due 05/11/45	250	271
4.418% due 11/15/35	1,205	1,389	4.000% due 05/10/46	1,935	1,991
Global SC Finance II SRL			Sky PLC
Series 2014-1A Class A2			6.100% due 02/15/18 (Þ)	945	1,006
3.090% due 07/17/29 (Þ)	364	348	SMART ABS Trust
Grupo Bimbo SAB de CV			Series 2015-3US Class A3A
4.875% due 06/27/44 (Þ)	565	590	1.660% due 08/14/19	730	728
HBOS PLC			South Africa Government International
Series GMTN			Bond
6.750% due 05/21/18 (Þ)	425	458	5.875% due 09/16/25	206	234
HSBC Bank PLC			Sumitomo Mitsui Financial Group, Inc.
7.650% due 05/01/25	385	484	Series 5FXD
HSBC Holdings PLC			2.058% due 07/14/21	368	368
3.400% due 03/08/21	334	346	Suncor Energy, Inc.
2.950% due 05/25/21	465	473	6.100% due 06/01/18	334	358
3.900% due 05/25/26	1,938	2,013	5.950% due 12/01/34	545	659
5.250% due 03/14/44	282	320	Tengizchevroil Finance Co. International,
ING Bank NV			Ltd.
2.000% due 11/26/18 (Þ)	724	732	4.000% due 08/15/26 (Å)	245	244
Kaupthing Bank HF			Teva Pharmaceutical Finance
7.625% due 02/28/20 (Å)(Ø)(Æ)	1,210	—	Netherlands III BV
5.750% due 10/04/20 (Å)(Ø)(Æ)	100	—	2.200% due 07/21/21	2,344	2,356
Korea Electric Power Corp.			2.800% due 07/21/23	385	392
5.125% due 04/23/34 (Þ)	155	188	4.100% due 10/01/46	78	80
Magnetite XI, Ltd.			Toronto-Dominion Bank (The)
Series 2014-11A Class A1			1.542% due 01/22/19 (Ê)	1,120	1,127
1.693% due 01/18/27 (Ê)(Þ)	600	600	1.950% due 04/02/20 (Þ)	317	322
Mylan NV			2.125% due 04/07/21	605	616
3.150% due 06/15/21 (Þ)	1,165	1,201	1.800% due 07/13/21	1,445	1,446
3.950% due 06/15/26 (Þ)	1,885	1,963	Total Capital Canada, Ltd.
National Bank of Canada			2.750% due 07/15/23	455	472
Series BKNT			Total Capital SA
1.496% due 12/14/18 (Ê)	650	653	2.125% due 08/10/18	510	519
Perrigo Co. PLC			Trade MAPS 1, Ltd.
2.300% due 11/08/18	762	765	Series 2013-1A Class A
Perrigo Finance Unlimited Co.			1.174% due 12/10/18 (Ê)(Þ)	1,645	1,640
4.375% due 03/15/26	400	430	TransCanada PipeLines, Ltd.
Petroleos Mexicanos			1.625% due 11/09/17	341	342
5.500% due 02/04/19 (Þ)	321	339	7.250% due 08/15/38	250	349
Series WI			Tyco Electronics Group SA
5.625% due 01/23/46	323	296	6.550% due 10/01/17	705	747
Province of Ontario Canada			UBS AG
3.000% due 07/16/18	750	779	Series GMTN
1.650% due 09/27/19	600	608	2.375% due 08/14/19	715	731
2.500% due 04/27/26	525	551	UBS Group Funding Jersey, Ltd.
Province of Quebec Canada			2.950% due 09/24/20 (Þ)	740	761
0.910% due 09/04/18 (Ê)	380	379	4.125% due 04/15/26 (Þ)	500	529
2.500% due 04/20/26	565	585	Vale Overseas, Ltd.
Qatar Government International Bond			6.875% due 11/21/36	146	141
2.375% due 06/02/21 (Þ)	607	612	6.875% due 11/10/39	168	159
4.625% due 06/02/46 (Þ)	200	214	Validus Holdings, Ltd.
Royal Bank of Canada			8.875% due 01/26/40	605	843
1.500% due 07/29/19	506	507			59,331
Series GMTN			Loan Agreements - 0.1%
0.929% due 10/13/17 (Ê)	560	558	T-Mobile USA, Inc.1st Lien Term Loan B
4.650% due 01/27/26	780	858	3.500% due 11/09/22 (Ê)	517	520
Seagate HDD Cayman
4.750% due 06/01/23	905	844	Mortgage-Backed Securities - 30.7%
Shell International Finance BV			1211 Avenue of the Americas Trust
2.125% due 05/11/20	340	348	Series 2015-1211 Class A1A2

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 193

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.901% due 08/10/35 (Þ)	780	871	Series 2005-2 Class A1
225 Liberty Street Trust			3.090% due 03/25/35 (Ê)	553	555
Series 2016-225L Class A			Series 2005-12 Class 13A1
3.597% due 02/10/36 (Þ)	235	259	3.634% due 02/25/36 (Ê)	30	28
7 WTC Depositor LLC Trust			Bear Stearns Alt-A Trust
Series 2012-7WTC Class A			Series 2004-13 Class A1
4.082% due 03/13/31 (Þ)	92	94	0.910% due 11/25/34 (Ê)	745	728
Alternative Loan Trust			Bear Stearns Commercial Mortgage
Series 2003-20CB Class 2A1			Securities Trust
5.750% due 10/25/33	65	67	Series 2006-T24 Class A4
American Home Mortgage Investment			5.537% due 10/12/41	350	350
Trust			Bear Stearns Structured Products, Inc.
Series 2004-4 Class 4A			Series 2007-R6 Class 2A1
2.978% due 02/25/45 (Ê)	66	67	2.478% due 12/26/46 (Ê)	123	92
Banc of America Commercial Mortgage			CHL Mortgage Pass-Through Trust
Trust			Series 2004-22 Class A3
Series 2015-UBS7 Class A4			2.643% due 11/25/34 (Ê)	123	117
3.705% due 09/15/48	62	69	Citigroup Commercial Mortgage Trust
Banc of America Funding Trust			Series 2014-GC19 Class A4
Series 2005-5 Class 1A11			4.023% due 03/10/47	825	928
5.500% due 09/25/35	137	141	Series 2014-GC25 Class AAB
Series 2005-D Class A1			3.371% due 10/10/47	1,015	1,085
2.898% due 05/25/35 (Ê)	73	75	Citigroup Mortgage Loan Trust, Inc.
Banc of America Merrill Lynch			Series 2004-UST1 Class A5
Commercial Mortgage Securities Trust			2.253% due 08/25/34 (Ê)	949	932
Series 2014-520M Class A			Series 2005-3 Class 2A2B
4.185% due 08/15/46 (Þ)	230	269	2.708% due 08/25/35 (Ê)	134	100
Banc of America Merrill Lynch
Commercial Mortgage, Inc.			Series 2005-11 Class A2A
Series 2006-3 Class A4			2.730% due 10/25/35 (Ê)	81	80
5.889% due 07/10/44	40	40	Series 2007-AR8 Class 2A1A
Series 2006-6 Class A4			2.685% due 07/25/37 (Ê)	151	142
5.356% due 10/10/45	1,663	1,667	Series 2010-8 Class 3A1
Series 2007-1 Class A4			2.968% due 04/25/35 (Ê)(Þ)	649	649
5.451% due 01/15/49	775	786	Series 2015-2 Class 1A1
			0.371% due 06/25/47 (Ê)(Þ)	366	315
Series 2008-1 Class A4			Commercial Mortgage Pass-Through
6.433% due 02/10/51	496	520
Banc of America Mortgage Securities,			Certificates
			Series 2013-CR12 Class A4
Inc.			4.046% due 10/10/46	965	1,090
Series 2004-1 Class 5A1
6.500% due 09/25/33	6	6	Commercial Mortgage Trust
			Series 2005-LP5 Class D
Series 2004-2 Class 5A1			4.795% due 05/10/43	1	1
6.500% due 10/25/31	7	7
			Series 2012-9W57 Class A
Series 2004-11 Class 2A1			2.365% due 02/10/29 (Þ)	1,185	1,190
5.750% due 01/25/35	71	72
			Series 2013-CR11 Class A3
Series 2005-H Class 2A5			3.983% due 10/10/46	353	396
2.691% due 09/25/35 (Ê)	261	239
			Series 2014-CR19 Class A5
Series 2006-2 Class A15			3.796% due 08/10/47	330	366
6.000% due 07/25/46	4	4
			Series 2014-UBS6 Class A5
Series 2006-B Class 1A1			3.644% due 12/10/47	320	350
2.497% due 10/20/46 (Ê)	63	39
			Series 2015-CR25 Class A4
BCAP LLC Trust			3.759% due 08/10/48	237	263
Series 2011-R11 Class 15A1
2.739% due 10/26/33 (Ê)(Þ)	1,040	1,047	Series 2015-LC21 Class A4
Series 2011-R11 Class 20A5			3.708% due 07/10/48	145	161
2.736% due 03/26/35 (Ê)(Þ)	237	237	Series 2016-787S Class A
Bear Stearns Adjustable Rate Mortgage			3.545% due 02/10/36 (Þ)	235	258
Trust			Countrywide Home Loan Mortgage Pass-
Series 2004-8 Class 2A1			Through Trust
2.929% due 11/25/34 (Ê)	180	172	Series 2004-HYB9 Class 1A1
			2.600% due 02/20/35 (Ê)	222	222
Series 2004-9 Class 22A1			Credit Suisse Commercial Mortgage
3.226% due 11/25/34 (Ê)	40	38	Trust
Series 2004-10 Class 22A1			Series 2007-C2 Class A3
2.522% due 01/25/35 (Ê)	40	39	5.542% due 01/15/49	285	287

See accompanying notes which are an integral part of this quarterly report.

194 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-C5 Class A4			3.100% due 2026	315	343
5.695% due 09/15/40	885	911	3.400% due 2026	439	486
Series 2008-C1 Class A2FL			3.500% due 2026	626	664
2.567% due 02/15/41 (Ê)(Þ)	276	279	7.000% due 2026	9	9
Credit Suisse First Boston Mortgage			9.000% due 2026	2	2
Securities Corp.			2.500% due 2027	31	33
Series 2005-9 Class 2A1			3.000% due 2027	795	836
5.500% due 10/25/35	375	346
CSAIL Commercial Mortgage Trust			3.500% due 2027	328	348
Series 2015-C2 Class XA			5.500% due 2027	120	135
Interest Only STRIP			7.000% due 2027	1	1
0.890% due 06/15/57	9,870	544	2.500% due 2028	2,484	2,580
Series 2015-C4 Class A4			2.820% due 2028	464	491
3.808% due 11/15/48	123	137	2.910% due 2028	460	489
CSMC Trust			3.000% due 2028	298	313
Series 2014-USA Class A2			3.010% due 2028	474	508
3.953% due 09/15/37 (Þ)	766	838	3.380% due 2028	400	436
CW Capital Cobalt, Ltd.			3.000% due 2029	622	655
Series 2007-C3 Class A4			2.500% due 2030	700	726
5.959% due 05/15/46	1,397	1,435	3.000% due 2030	1,810	1,910
DBCCRE Mortgage Trust			3.320% due 2030	445	489
Series 2014-ARCP Class C			3.500% due 2030	366	388
5.099% due 01/10/34 (Þ)	305	322	8.000% due 2030	22	25
DBRR Trust			2.500% due 2031	50	52
Series 2011-LC2 Class A4A
4.537% due 07/12/44 (Þ)	690	758	3.000% due 2031	117	123
Downey Savings & Loan Association			8.000% due 2031	16	20
Mortgage Loan Trust			3.000% due 2033	567	597
Series 2004-AR3 Class 1A1B			4.500% due 2033	39	43
2.456% due 07/19/44 (Ê)	56	55	5.000% due 2033	315	349
Fannie Mae			5.500% due 2033	358	408
5.000% due 2017	14	14	6.150% due 2033(Ê)	242	279
6.500% due 2017	6	6	3.500% due 2034	529	564
8.500% due 2017	—	—	4.500% due 2034	23	25
5.000% due 2018	36	37	5.000% due 2034	130	145
5.500% due 2018	83	85	5.500% due 2034	669	757
6.500% due 2018	14	16	6.000% due 2034	99	115
5.000% due 2019	36	37	4.500% due 2035	873	959
6.500% due 2019	9	11	5.000% due 2035	102	113
3.540% due 2020	416	450	6.000% due 2035	322	371
5.000% due 2020	51	53	5.500% due 2036	760	859
5.500% due 2020	357	370	6.500% due 2036	7	8
6.500% due 2020	6	7	5.000% due 2037	101	112
3.881% due 2021	1,266	1,393	5.500% due 2037	1,438	1,629
4.000% due 2021	26	27	6.000% due 2037	252	288
4.640% due 2021	1,287	1,442	6.500% due 2037	43	50
5.500% due 2021	14	15	5.000% due 2038	6	7
5.000% due 2022	60	64	5.500% due 2038	1,486	1,681
5.500% due 2022	51	54	4.500% due 2039	800	875
3.800% due 2023	409	428	5.000% due 2039	25	28
4.500% due 2023	51	55	6.000% due 2039	102	117
5.000% due 2023	99	105	4.000% due 2040	324	352
4.500% due 2024	108	116	4.500% due 2040	2,390	2,625
5.000% due 2024	16	17	5.000% due 2040	529	591
8.500% due 2024	3	3	5.500% due 2040	1,272	1,442
9.000% due 2024	1	1	3.500% due 2041	2,102	2,242
3.500% due 2025	102	108	4.000% due 2041	767	832
4.000% due 2025	212	226	4.500% due 2041	1,618	1,775
4.500% due 2025	18	19	5.000% due 2041	990	1,101
7.000% due 2025	4	4	5.500% due 2041	109	123
8.500% due 2025	9	10	3.000% due 2042	1,524	1,594
3.000% due 2026	177	186	3.500% due 2042	1,248	1,322

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 195

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000% due 2042	1,087	1,171	FDIC Guaranteed Notes Trust
4.500% due 2042	150	165	Series 2010-S1 Class 1A
3.000% due 2043	3,928	4,102	0.983% due 02/25/48 (Ê)(Þ)	21		21
3.500% due 2043	4,801	5,137	FDIC Trust
4.000% due 2043	1,723	1,864	Series 2010-R1 Class A
4.500% due 2043	27	29	2.184% due 05/25/50 (Þ)	451		451
3.000% due 2044	203	212	Federal Home Loan Mortgage Corp.
			Multifamily Structured Pass-Through
4.000% due 2044	496	532	Certificates
5.000% due 2044	572	635	Series 2011-K702 Class X1
3.000% due 2045	391	407	Interest Only STRIP
3.500% due 2045	11,543	12,222	1.452% due 02/25/18	4,465		84
4.000% due 2045	5,993	6,483	Series 2012-K706 Class X1
4.500% due 2045	712	785	Interest Only STRIP
3.500% due 2046	12,296	12,996	1.703% due 10/25/18	8,461		250
4.000% due 2046	4,363	4,726	Series 2014-K040 Class A2
4.500% due 2046	869	975	3.241% due 09/25/24	301		331
15 Year TBA(Ï)			Series 2014-K041 Class A2
2.500%	5,945	6,157	3.171% due 10/25/24	282		309
3.000%	2,825	2,964	Series 2015-K048 Class A2
3.500%	2,235	2,367	3.284% due 06/25/25	497		549
30 Year TBA(Ï)			Series 2015-K049 Class A2
3.000%	10,905	11,348	3.010% due 08/25/25	164		178
3.500%	7,025	7,420	Series 2015-KF12 Class A
4.000%	4,465	4,787	1.125% due 09/25/22 (Ê)	668		671
4.500%	3,743	4,081	Series 2016-K053 Class A2
Series 2003-343 Class 6			2.995% due 12/25/25	263		284
Interest Only STRIP			Series 2016-K056 Class A2
5.000% due 10/25/33	123	22	2.525% due 05/25/26	320		330
Series 2003-345 Class 18			Series 2016-KIR1 Class A2
Interest Only STRIP			2.849% due 03/25/26	500		528
4.500% due 12/25/18	84	3	Series 2016-KJ04 Class A2
Series 2003-345 Class 19			2.131% due 01/25/21	925		951
Interest Only STRIP			Series 2016-KW01 Class A2
4.500% due 01/25/19	90	3	2.853% due 01/25/26	590		614
Series 2005-365 Class 12			Federal Housing Authority Trust
Interest Only STRIP			7.430% due 06/27/21	19		19
5.500% due 12/25/35	228	37	Freddie Mac
Series 2006-369 Class 8			6.000% due 2017	7		7
Interest Only STRIP			4.500% due 2018	38		39
5.500% due 04/25/36	47	10	5.000% due 2018	7		7
Fannie Mae Grantor Trust			4.500% due 2019	15		15
Series 2002-T5 Class A1			5.000% due 2019	37		38
0.410% due 05/25/32 (Ê)	211	205	6.000% due 2022	3		4
Fannie Mae REMIC Trust			4.000% due 2024	82		88
Series 2004-W12 Class 1A1			5.500% due 2024	52		55
6.000% due 07/25/44	387	454	9.000% due 2024	3		3
Series 2004-W12 Class 1A3			6.500% due 2025	3		3
7.000% due 07/25/44	909	1,093	8.000% due 2025	3		3
Fannie Mae REMICS			9.000% due 2025	3		3
Series 1999-56 Class Z
7.000% due 12/18/29	67	77	3.000% due 2026	111		116
Series 2003-35 Class FY			5.000% due 2027	1		2
0.570% due 05/25/18 (Ê)	36	36	6.500% due 2027	—		—
Series 2005-117 Class LC			5.000% due 2028	107		118
5.500% due 11/25/35	422	457	6.000% due 2028	129		147
Series 2009-70 Class PS			6.500% due 2028	8		9
Interest Only STRIP			6.500% due 2029	6		7
6.581% due 01/25/37 (Ê)	2,232	422	3.500% due 2030	300		320
Series 2009-96 Class DB			3.000% due 2031	652		685
4.000% due 11/25/29	661	708	5.500% due 2032	132		150
Series 2013-111 Class PL			6.000% due 2032	16		18
2.000% due 12/25/42	955	930	7.000% due 2032	94		107

See accompanying notes which are an integral part of this quarterly report.

196 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.500% due 2032	14	18	Series 2012-4019 Class JD
5.500% due 2033	55	63	3.000% due 05/15/41	437	455
5.000% due 2034	369	412	Series 2013-4281 Class LG
5.500% due 2034	55	62	4.000% due 01/15/43	360	385
5.500% due 2035	87	97	Freddie Mac Strips
5.500% due 2036	84	95	Series 2012-271 Class 30
6.000% due 2036	31	35	3.000% due 08/15/42	1,456	1,514
5.000% due 2037	5	6	FREMF Mortgage Trust
5.500% due 2037	13	15	Series 2012-K707 Class B
6.000% due 2037	67	76	3.883% due 01/25/47 (Þ)	835	863
			Series 2013-K24 Class B
5.000% due 2038	2	3	3.502% due 11/25/45 (Þ)	1,565	1,638
5.500% due 2038	61	68	Ginnie Mae
6.000% due 2038	70	80	4.000% due 12/20/45	50	53
4.500% due 2039	197	216	Series 2004-93 Class PC
5.500% due 2039	16	18	5.000% due 04/16/34	842	871
4.000% due 2040	1,634	1,782	Series 2007-26 Class SD
4.500% due 2040	1,151	1,273	Interest Only STRIP
5.000% due 2040	19	21	6.613% due 05/16/37 (Ê)	2,131	451
5.500% due 2040	10	11	Series 2010-H04 Class BI
4.000% due 2041	515	553	Interest Only STRIP
4.500% due 2041	1,064	1,165	1.406% due 04/20/60	3,295	148
5.000% due 2041	219	242	Series 2010-H12 Class PT
5.500% due 2041	485	549	5.470% due 11/20/59	1,433	1,466
3.000% due 2042	1,125	1,171	Series 2010-H22 Class JI
3.500% due 2042	995	1,056	Interest Only STRIP
4.000% due 2042	708	766	2.503% due 11/20/60	5,956	390
4.500% due 2042	791	870	Series 2011-H02 Class BI
3.000% due 2043	2,424	2,525	Interest Only STRIP
			0.420% due 02/20/61	13,786	170
3.500% due 2043	3,576	3,825	Series 2012-H11 Class CI
4.000% due 2043	100	108	Interest Only STRIP
3.500% due 2044	656	697	2.909% due 04/20/62	4,210	258
4.000% due 2044	1,831	1,982	Series 2012-H23 Class FI
4.500% due 2044	6	6	Interest Only STRIP
3.000% due 2045	331	345	0.783% due 10/20/62	5,615	99
3.500% due 2045	2,951	3,139	Series 2013-H03 Class HI
4.000% due 2045	2,988	3,234	Interest Only STRIP
3.000% due 2046	3,238	3,369	2.622% due 12/20/62	4,361	366
3.500% due 2046	8,183	8,639	Ginnie Mae I
4.000% due 2046	7,804	8,436	10.500% due 2020	—	—
30 Year TBA(Ï)			9.000% due 2025	6	6
3.000%	2,935	3,052	8.000% due 2030	5	5
3.500%	2,930	3,092	7.000% due 2031	22	25
4.000%	60	64	7.000% due 2033	1	1
Freddie Mac Reference REMIC			3.000% due 2042	392	413
Series 2006-R007 Class ZA			3.000% due 2043	581	611
6.000% due 05/15/36	613	698	3.500% due 2043	165	176
Freddie Mac REMICS			Ginnie Mae II
Series 2002-2533 Class Z			7.500% due 2032	2	2
5.500% due 12/15/32	1,297	1,475	5.500% due 2039	117	128
Series 2006-3123 Class HT			1.750% due 2040(Ê)	179	185
5.000% due 03/15/26	428	468	2.000% due 2040(Ê)	261	270
Series 2006-R006 Class ZA			3.000% due 2040(Ê)	326	338
6.000% due 04/15/36	1,040	1,200	3.500% due 2040(Ê)	1,631	1,691
Series 2010-3632 Class PK			4.000% due 2040	43	46
5.000% due 02/15/40	375	416	4.000% due 2041	272	292
Series 2010-3653 Class B			4.500% due 2041	1,271	1,381
4.500% due 04/15/30	935	1,030
Series 2011-3954 Class HU			5.500% due 2041	14	15
4.000% due 05/15/29	81	83	3.000% due 2042	189	200
Series 2012-3989 Class BW			3.500% due 2042	721	768
3.500% due 01/15/27	3,180	3,489	4.000% due 2042	989	1,061

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 197

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500% due 2042	399	434	Series 2007-CB20 Class ASB
3.000% due 2043	758	799	5.688% due 02/12/51	143	145
3.500% due 2043	1,473	1,571	Series 2007-LDPX Class AM
4.000% due 2043	317	338	5.464% due 01/15/49	760	735
5.500% due 2043	392	431	Series 2011-C3 Class A2
3.500% due 2044	525	558	3.673% due 02/15/46 (Þ)	7	7
4.000% due 2044	461	493	Series 2011-C3 Class A3
3.000% due 2045	829	872	4.388% due 02/15/46 (Þ)	1,325	1,379
3.500% due 2045	1,787	1,901	Series 2011-C4 Class A3
4.000% due 2045	712	761	4.106% due 07/15/46 (Þ)	1,387	1,447
3.000% due 2046	1,872	1,968	Series 2015-FL7 Class A
3.500% due 2046	2,633	2,803	1.683% due 05/15/28 (Ê)(Þ)	259	258
			Series 2016-JP2 Class A4
4.000% due 2046	1,960	2,098	2.822% due 08/15/49	148	154
5.390% due 2059	254	261	JPMorgan Mortgage Trust
5.245% due 2061	639	684	Series 2003-A2 Class 3A1
4.845% due 2062	320	338	1.990% due 11/25/33 (Ê)	160	152
4.652% due 2063	257	286	Series 2004-A2 Class 3A1
4.661% due 2063	98	108	2.573% due 05/25/34 (Ê)	312	300
30 Year TBA(Ï)			Series 2005-A1 Class 6T1
3.000%	5,075	5,330	2.873% due 02/25/35 (Ê)	340	322
3.500%	7,040	7,482	Series 2005-A3 Class 4A1
4.000%	1,295	1,383	2.658% due 06/25/35 (Ê)	129	130
GS Mortgage Securities Corp. II			LB Commercial Mortgage Trust
Series 2015-GC30 Class A4			Series 2007-C3 Class AM
3.382% due 05/10/50	27	29	6.096% due 07/15/44	790	812
GS Mortgage Securities Trust			LB-UBS Commercial Mortgage Trust
Series 2012-SHOP Class A			Series 2007-C6 Class A4
2.933% due 06/05/31 (Þ)	647	668	5.858% due 07/15/40	884	902
Series 2014-GC18 Class A4			Mastr Alternative Loan Trust
4.074% due 01/10/47	625	704	Series 2003-4 Class B1
Series 2015-590M Class A			5.941% due 06/25/33	105	93
3.621% due 10/10/35 (Þ)	194	211	Series 2004-10 Class 5A6
GSR Mortgage Loan Trust			5.750% due 09/25/34	114	116
Series 2005-AR7 Class 6A1			Merrill Lynch Mortgage Investors Trust
2.842% due 11/25/35 (Ê)	464	444	Series 2005-A10 Class A
HarborView Mortgage Loan Trust			0.656% due 02/25/36 (Ê)	113	103
Series 2004-4 Class 3A			ML-CFC Commercial Mortgage Trust
1.281% due 06/19/34 (Ê)	54	52	Series 2007-5 Class A4
Series 2005-4 Class 3A1			5.378% due 08/12/48	386	389
2.744% due 07/19/35 (Ê)	149	129	Morgan Stanley Bank of America Merrill
Homestar Mortgage Acceptance Corp.			Lynch Trust
Series 2004-5 Class A1			Series 2013-C12 Class A4
0.620% due 10/25/34 (Ê)	835	823	4.259% due 10/15/46	153	175
Impac CMB Trust			Series 2014-C14 Class A4
Series 2004-5 Class 1A1			3.787% due 02/15/47	165	182
0.907% due 10/25/34 (Ê)	167	159	Series 2014-C14 Class A5
IndyMac INDX Mortgage Loan Trust			4.064% due 02/15/47	45	51
Series 2004-AR6 Class 5A1			Series 2014-C15 Class AS
2.519% due 10/25/34 (Ê)	8	8	4.255% due 04/15/47	435	492
Series 2005-AR15 Class A2			Series 2015-C24 Class A4
4.534% due 09/25/35 (Ê)	97	81	3.732% due 05/15/48	945	1,047
JPMBB Commercial Mortgage Securities			Series 2015-C24 Class C
Trust			4.499% due 05/15/48	85	83
Series 2014-C26 Class C			Series 2016-C28 Class A4
4.570% due 01/15/48	210	220	3.544% due 01/15/49	3	3
JPMorgan Chase Commercial Mortgage			Morgan Stanley Capital I Trust
Securities Trust			Series 2005-IQ9 Class B
Series 2004-CBX Class AJ			4.860% due 07/15/56	415	413
4.951% due 01/12/37	307	306	Series 2006-T21 Class B
Series 2004-LN2 Class B			5.312% due 10/12/52 (Þ)	320	319
5.466% due 07/15/41	500	497	Series 2014-CPT Class A
Series 2005-CB12 Class AJ			3.350% due 07/13/29 (Þ)	456	486
4.987% due 09/12/37	132	132

See accompanying notes which are an integral part of this quarterly report.

198 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Morgan Stanley Mortgage Loan Trust			Wedgewood Real Estate Trust
Series 2004-6AR Class 1A			Series 2016-1 Class A1
0.620% due 07/25/34 (Ê)	881	864	3.450% due 07/15/46 (Þ)	185	185
MortgageIT Trust			Wells Fargo Commercial Mortgage Trust
Series 2005-2 Class 2A			Series 2015-NXS3 Class A4
1.805% due 05/25/35 (Ê)	464	453	3.617% due 09/15/57	19	21
MSCG Trust			Series 2015-SG1 Class A4
Series 2015-ALDR Class A2			3.789% due 12/15/47	171	190
3.577% due 06/07/35 (Þ)	310	330	Wells Fargo Mortgage Backed Securities
OBP Depositor LLC Trust			Trust
Series 2010-OBP Class A			Series 2003-J Class 1A9
4.646% due 07/15/45 (Þ)	230	253	2.612% due 10/25/33 (Ê)	835	835
Prime Mortgage Trust			Series 2004-CC Class A1
Series 2004-CL1 Class 1A2			2.840% due 01/25/35 (Ê)	92	92
0.621% due 02/25/34 (Ê)	20	19	Series 2005-AR10 Class 2A4
RALI Trust			2.652% due 06/25/35 (Ê)	39	41
Series 2005-QA10 Class A41			Series 2006-2 Class 2A3
3.406% due 09/25/35 (Ê)	273	219	5.500% due 03/25/36	115	114
Series 2005-QO3 Class A1			Series 2006-AR8 Class 1A3
0.587% due 10/25/45 (Ê)	407	290	2.737% due 04/25/36 (Ê)	608	600
RBS Commercial Funding, Inc. Trust			WFRBS Commercial Mortgage Trust
Series 2013-GSP Class A			Series 2014-C19 Class A3
3.834% due 01/13/32 (Þ)	235	261	3.660% due 03/15/47	480	516
RBSCF Trust			Series 2014-C21 Class XA
Series 2010-RR4 Class CMLA			Interest Only STRIP
6.040% due 12/16/49 (Þ)	179	183	1.336% due 08/15/47	7,840	509
Series 2010-RR4 Class WBCA					306,144
5.509% due 04/16/47 (Þ)	454	453	Municipal Bonds - 0.8%
RBSSP Resecuritization Trust			Brazos Higher Education Authority
Series 2010-3 Class 9A1			Revenue Bonds
5.500% due 02/26/35 (Þ)	399	403	0.640% due 12/26/24 (Ê)	330	310
SG Commercial Mortgage Securities			City of New York New York General
Trust			Obligation Unlimited
Series 2016-C5 Class A4			Series F1
3.055% due 10/10/48	600	625	6.646% due 12/01/31	200	241
Structured Adjustable Rate Mortgage			Municipal Electric Authority of Georgia
Loan Trust			Revenue Bonds
Series 2004-6 Class 1A			6.637% due 04/01/57	990	1,385
2.358% due 06/25/34 (Ê)	321	316	7.055% due 04/01/57	1,410	1,758
Series 2004-12 Class 7A3			New Jersey Transportation Trust Fund
2.694% due 09/25/34 (Ê)	110	109	Authority Revenue Bonds
Structured Asset Mortgage Investments			5.754% due 12/15/28	455	510
II Trust			New York City Water & Sewer System
Series 2005-AR5 Class A2			Revenue Bonds
0.686% due 07/19/35 (Ê)	86	83	6.491% due 06/15/42	700	815
Structured Asset Securities Corp.			Puttable Floating Option Taxable Notes
Mortgage Pass-Through Certificates			General Obligation Unlimited
Series 2003-34A Class 5A4			0.690% due 08/01/49 (Ê)(Þ)	960	960
2.974% due 11/25/33 (Ê)	832	840	San Diego Tobacco Settlement Revenue
Wachovia Bank Commercial Mortgage			Funding Corp. Revenue Bonds
Trust			7.125% due 06/01/32	210	246
Series 2006-C26 Class AM			State of California General Obligation
6.211% due 06/15/45	865	868	Unlimited
Series 2007-C33 Class A4			6.650% due 03/01/22	425	527
6.147% due 02/15/51	295	300	7.300% due 10/01/39	300	468
Washington Mutual Mortgage Pass-			7.350% due 11/01/39	77	121
Through Certificates Trust			State of Illinois General Obligation
Series 2003-AR9 Class 1A7			Unlimited
2.409% due 09/25/33 (Ê)	34	34	5.877% due 03/01/19	335	364
Series 2003-AR10 Class A7			University of California Revenue Bonds
2.420% due 10/25/33 (Ê)	303	308	4.767% due 05/15/15	255	289
Series 2004-AR1 Class A					7,994
2.771% due 03/25/34 (Ê)	1,329	1,332	Non-US Bonds - 0.2%
Series 2005-AR13 Class A1A1			Queensland Treasury Corp.
0.743% due 10/25/45 (Ê)	1,220	1,135

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 199

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
Series 21				0.750% due 07/15/19	1,856	1,855
5.500% due 06/21/21	AUD	2,277	2,020	3.625% due 08/15/19	365	396
				8.125% due 08/15/19	4,760	5,809
United States Government Agencies - 1.0%				1.500% due 10/31/19	2,100	2,145
Fannie Mae				1.375% due 02/29/20	4,998	5,086
2.000% due 09/26/17		350	351	1.125% due 03/31/20	2,000	2,018
0.478% due 10/05/17 (Ê)		2,495	2,493	1.125% due 04/30/20	2,525	2,547
1.125% due 12/14/18		335	337	1.375% due 04/30/20	3,694	3,759
1.000% due 02/26/19		165	166	8.750% due 05/15/20	2,500	3,230
0.875% due 08/02/19		100	100	1.625% due 07/31/20	1,344	1,380
1.625% due 01/21/20		100	102	1.375% due 09/30/20	9,239	9,396
1.600% due 12/24/20		1,205	1,205	2.000% due 09/30/20	200	208
1.875% due 12/28/20		125	129	1.375% due 10/31/20	3,674	3,736
2.625% due 09/06/24		474	510	1.750% due 10/31/20	500	516
2.125% due 04/24/26		20	21	1.625% due 11/30/20	192	197
7.125% due 01/15/30		100	158	1.375% due 01/31/21	62	63
7.250% due 05/15/30		230	369	3.625% due 02/15/21	1,000	1,116
6.625% due 11/15/30		100	154	1.250% due 03/31/21	250	253
Federal Home Loan Banks				2.250% due 03/31/21	500	528
0.875% due 06/29/18		250	251	1.375% due 04/30/21	1,250	1,270
2.875% due 09/11/20		250	268	8.125% due 05/15/21	300	400
1.375% due 02/18/21		120	121	1.125% due 06/30/21	10,641	10,686
Freddie Mac				2.125% due 06/30/21	750	789
1.125% due 04/15/19		250	252
2.375% due 01/13/22		837	887	1.125% due 07/31/21	9,388	9,428
6.250% due 07/15/32		424	649	2.125% due 08/15/21	3,000	3,157
				2.000% due 08/31/21	250	262
Series GMTN				2.000% due 10/31/21	435	455
0.750% due 04/09/18		375	375
Tennessee Valley Authority				8.000% due 11/15/21	1,250	1,695
6.150% due 01/15/38		345	531	1.500% due 01/31/22	210	214
3.500% due 12/15/42		343	380	1.750% due 02/28/22	2,060	2,129
4.250% due 09/15/65		387	465	1.750% due 04/30/22	1,150	1,188
			10,274	1.875% due 05/31/22	1,315	1,368
United States Government Treasuries - 20.2%				1.625% due 11/15/22	850	870
United States Treasury Inflation Indexed				1.500% due 03/31/23	2,060	2,090
Bonds				1.750% due 05/15/23	1,000	1,031
0.125% due 07/15/24		1,968	1,994	1.375% due 06/30/23	1,440	1,448
0.250% due 01/15/25		1,435	1,464	6.250% due 08/15/23	480	642
0.375% due 07/15/25		410	425	2.750% due 02/15/24	335	370
0.625% due 02/15/43		940	951	2.500% due 05/15/24	600	651
1.375% due 02/15/44		2,747	3,287	2.250% due 11/15/24	850	908
United States Treasury Notes				2.000% due 02/15/25	2,560	2,682
0.625% due 11/30/17		500	500	1.625% due 05/15/26 (§)	24,223	24,585
0.750% due 12/31/17		2,545	2,549	6.500% due 11/15/26	115	170
1.000% due 12/31/17		260	261	6.125% due 08/15/29	400	614
0.875% due 01/31/18		1,100	1,104	5.375% due 02/15/31	640	954
0.750% due 02/28/18		11,945	11,962	4.500% due 02/15/36	300	436
0.750% due 03/31/18		1,250	1,252	4.750% due 02/15/37	3,549	5,336
0.750% due 04/15/18		600	601	4.375% due 05/15/40	500	722
0.625% due 04/30/18		2,250	2,248	3.875% due 08/15/40	1,270	1,713
2.625% due 04/30/18		1,200	1,241	3.750% due 08/15/41	250	332
0.625% due 06/30/18		2,454	2,452	3.125% due 02/15/42	1,300	1,567
1.500% due 08/31/18		250	254	2.750% due 08/15/42	1,630	1,834
2.750% due 02/15/19		250	263	2.750% due 11/15/42	2,500	2,810
1.375% due 02/28/19		2,180	2,216	3.125% due 02/15/43	985	1,186
1.500% due 02/28/19		2,500	2,550	2.875% due 05/15/43	1,000	1,149
1.500% due 03/31/19		250	255	3.750% due 11/15/43	1,150	1,547
0.875% due 04/15/19		3,100	3,111	2.875% due 02/15/45	1,950	2,078
0.875% due 06/15/19		1,605	1,610	3.000% due 05/15/45	1,141	1,341
1.000% due 06/30/19		700	705	2.875% due 08/15/45	2,912	3,345
1.625% due 06/30/19		500	512	3.000% due 11/15/45	100	118

See accompanying notes which are an integral part of this quarterly report.

200 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.500% due 02/15/46	7,993	8,525	Fannie Mae
2.500% due 05/15/46	8,532	9,120	5.500% due 01/01/17	3	3
		201,220	7.500% due 03/01/17	—	—
Total Long-Term Investments			Federal Home Loan Banks
(cost $877,484)		904,487	3.150% due 06/28/17	1,315	1,319
			Federal Home Loan Mortgage Corp.
Preferred Stocks - 0.1%			Multifamily Structured Pass-Through
			Certificates
Financial Services - 0.1%			Series 2012-K501 Class X1A
State Street Corp.	23,000	636	Interest Only STRIP
			1.447% due 08/25/16 (ç)	7,117	1
Technology - 0.0%			Ford Motor Credit Co. LLC
Verizon Communications, Inc.	10,770	300	1.461% due 03/27/17	1,442	1,443
			Freddie Mac
Total Preferred Stocks			9.000% due 08/01/16	—	—
(cost $844)		936	2.000% due 08/25/16	1,275	1,277
			9.000% due 10/01/16	—	—
Short-Term Investments - 15.5%			9.000% due 11/01/16	—	—
American Express Credit Corp.			9.000% due 12/01/16	—	—
1.125% due 06/05/17	1,500	1,502	6.000% due 07/01/17	10	10
Anheuser-Busch InBev Finance, Inc.			General Electric Co.
0.924% due 01/27/17 (Ê)	800	799	0.796% due 02/15/17 (Ê)	800	800
Bank of America NA			General Mills, Inc.
Series BKNT
0.953% due 06/15/17 (Ê)	1,340	1,336	5.700% due 02/15/17	250	256
			International Lease Finance Corp.
6.100% due 06/15/17	950	989	6.750% due 09/01/16 (Þ)	750	753
Bank of New York Mellon Corp. (The)			Intesa Sanpaolo SpA
1.969% due 06/20/17	765	772	2.375% due 01/13/17	826	828
Bank of Nova Scotia			Johnson & Johnson
1.115% due 04/25/17 (Ê)(~)	1,700	1,698	0.744% due 11/28/16 (Ê)	1,550	1,550
Bank of Tokyo-Mitsubishi UFJ, Ltd.			Kellogg Co.
0.420% due 08/04/16 (ç)(~)	500	500	1.875% due 11/17/16	1,000	1,003
Bear Stearns Cos. LLC (The)			Kraft Heinz Foods Co.
5.550% due 01/22/17	470	480	1.600% due 06/30/17 (Þ)	1,163	1,168
BMW US Capital LLC			Lehman Brothers Holdings, Inc.
1.026% due 06/02/17 (Ê)	1,600	1,599	6.500% due 07/19/17 (Ø)	390	—
Caisse Centrale Desjardins			Liberty Street Funding LLC
1.040% due 03/27/17 (Å)(Ê)	1,930	1,927	0.691% due 10/11/16 (Þ)(~)	500	499
Canadian Imperial Bank of Commerce			Metropolitan Life Global Funding I
0.956% due 06/02/17 (Ê)(~)	1,250	1,249	1.300% due 04/10/17 (Þ)	337	338
Chariot Funding LLC			Morgan Stanley
1.000% due 03/31/17 (Þ)(~)	750	744	1.129% due 10/18/16 (Ê)	545	545
Coca-Cola European Partners US LLC
2.000% due 08/19/16	500	500	5.550% due 04/27/17	410	424
CRC Funding LLC			Series GMTN
0.924% due 01/05/17 (Þ)(~)	500	498	5.450% due 01/09/17	600	611
Credit Suisse AG			National Bank of Canada
Series GMTN			1.061% due 05/24/17 (Ê)(~)	650	649
1.375% due 05/26/17	500	500	National City Bank
eBay, Inc.			Series BKNT
0.943% due 07/28/17 (Ê)	935	931	1.052% due 06/07/17 (Ê)	900	899
ENI Finance USA, Inc.			Nomura Holdings, Inc.
0.760% due 08/01/16 (ç)(Þ)(~)	250	250	2.000% due 09/13/16	825	826
Exelon Corp.			Ontario Teachers' Finance Trust
1.550% due 06/09/17	476	477	1.017% due 12/02/16 (Þ)(~)	500	498
Exxon Mobil Corp.			1.058% due 01/17/17 (Þ)(~)	500	498
0.693% due 03/15/17 (Ê)	1,750	1,749	PACCAR Financial Corp.
			0.870% due 06/06/17 (Ê)	50	50

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 201

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Pfizer, Inc.
0.776% due 05/15/17 (Ê)	1,380		1,381
Procter & Gamble Co. (The)
0.717% due 11/04/16 (Ê)	1,500		1,500
Royal Bank of Canada
Series YCD
0.838% due 11/04/16 (Ê)(~)	300		300
Russell U.S. Cash Management Fund	100,969,603	(8)	100,970
Samsung Electronics America, Inc.
1.750% due 04/10/17 (Þ)	765		768
Shell International Finance BV
0.836% due 11/15/16 (Ê)	1,825		1,826
Sumitomo Mitsui Banking Corp.
Series YCD
0.862% due 12/19/16 (Ê)(~)	900		899
Total Capital International SA
1.000% due 08/12/16	485		485
Toyota Motor Credit Corp.
0.742% due 09/23/16 (Ê)	65		65
UBS AG
1.375% due 06/01/17	802		803
United States Treasury Bills
0.278% due 08/11/16 (ç)(~)	3,580		3,579
0.259% due 09/15/16 (~) (§)	40		40
0.270% due 09/15/16 (~) (§)	40		40
0.233% due 09/29/16 (~) (§)	6		6
0.270% due 10/13/16 (~)	2,465		2,464
UnitedHealth Group, Inc.
6.000% due 06/15/17	4		4
Verizon Communications, Inc.
Series FRN
2.183% due 09/15/16 (Ê)	990		992
Wachovia Corp.
0.923% due 06/15/17 (Ê)	990		989
Wells Fargo Bank NA
Series CD
1.080% due 04/13/17 (Ê)(~)	750		750
Westpac Banking Corp.
1.092% due 11/25/16 (Ê)	500		501
Series YCD
1.043% due 03/01/17 (Ê)(~)	750		750
Xcel Energy, Inc.
1.200% due 06/01/17	611		611
Total Short-Term Investments
(cost $154,686)			154,471

Total Investments 106.4%
(identified cost $1,033,014)			1,059,894

Other Assets and Liabilities,
Net - (6.4%)			(63,525)

Net Assets - 100.0%			996,369

See accompanying notes which are an integral part of this quarterly report.

202 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.5%
Bayview Opportunity Master Fund Trust	07/15/16	123,000	100.00	123	123
Caisse Centrale Desjardins	05/07/15	1,930,000	100.10	1,932	1,927
CPS Auto Receivables Trust	07/18/16	983,000	100.00	983	983
Dryden 37 Senior Loan Fund	01/29/15	810,000	100.00	810	810
Enterprise Fleet Financing LLC	07/12/16	280,000	99.97	280	280
Kaupthing Bank HF	02/17/16	100,000	—	—	—
Kaupthing Bank HF	02/17/16	1,210,000	—	—	—
Tengizchevroil Finance Co. International, Ltd.	07/20/16	245,000	99.29	243	244
Verizon Owner Trust	07/12/16	199,000	99.98	199	199
VOLT XLVIII LLC	07/15/16	100,000	100.00	100	100
					4,666
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 203

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Treasury Bond Futures	393	AUD	53,976	09/16	768
Long Gilt Futures	225	GBP	29,464	09/16	2,338
United States 2 Year Treasury Note Futures	155	USD	33,945	09/16	57
United States 5 Year Treasury Note Futures	345	USD	42,095	09/16	415
United States 10 Year Treasury Note Futures	120	USD	15,966	09/16	222
United States Long Bond Futures	87	USD	15,176	09/16	440
Short Positions
Canada 10 Year Government Bond Futures	117	CAD	17,372	09/16	26
Euro-Bund Futures	202	EUR	33,897	09/16	(829)
Japan 10 Year Treasury Bond Futures	20	JPY	3,052,000	09/16	(115)
United States 2 Year Treasury Note Futures	26	USD	5,694	09/16	(4)
United States 5 Year Treasury Note Futures	63	USD	7,687	09/16	(134)
United States 10 Year Treasury Note Futures	15	USD	1,996	09/16	(8)
United States 10 Year Ultra Bond Futures	15	USD	2,193	09/16	(79)
United States Long Bond Futures	2	USD	349	09/16	(22)
United States Ultra Bond Futures	69	USD	13,147	09/16	(1,105)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,970

Options Written
Transactions in options written contracts for the period ended July 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	1	$159
Opened	—	—
Closed	(1)	(159)
Expired	—	—
Outstanding July 31, 2016	—	$—

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	15	BRL	53	08/19/16	1
Bank of America	USD	44	BRL	145	08/19/16	1
Bank of America	USD	1,081	BRL	3,884	08/19/16	110
Bank of America	USD	—	CZK	10	08/19/16	—
Bank of America	USD	76	CZK	1,821	08/19/16	—
Bank of America	USD	106	CZK	2,578	08/19/16	1
Bank of America	USD	2,219	CZK	52,755	08/19/16	(35)
Bank of America	USD	—	HUF	138	08/19/16	—
Bank of America	USD	32	INR	2,158	08/19/16	—
Bank of America	USD	35	INR	2,376	08/19/16	—
Bank of America	USD	1,094	INR	74,163	08/19/16	15
Bank of America	USD	13	KRW	14,797	08/19/16	—
Bank of America	USD	38	KRW	44,781	08/19/16	4
Bank of America	USD	2,197	KRW	2,587,397	08/19/16	128
Bank of America	USD	30	PLN	115	08/19/16	—
Bank of America	USD	64	PLN	251	08/19/16	1
Bank of America	USD	116	PLN	461	08/19/16	3
Bank of America	USD	2,287	PLN	8,839	08/19/16	(20)
Bank of America	USD	—	RUB	1	08/19/16	—
Bank of America	USD	38	RUB	2,541	08/19/16	—

See accompanying notes which are an integral part of this quarterly report.

204 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,095	RUB	72,511	08/19/16	(1)
Bank of America	USD	29	SGD	39	08/19/16	—
Bank of America	USD	55	SGD	75	08/19/16	—
Bank of America	USD	12	TRY	34	08/19/16	—
Bank of America	USD	23	TRY	69	08/19/16	—
Bank of America	USD	30	TRY	88	08/19/16	(1)
Bank of America	USD	60	TRY	176	08/19/16	(2)
Bank of America	USD	1,112	TRY	3,373	08/19/16	12
Bank of America	USD	2,224	TRY	6,745	08/19/16	25
Bank of America	USD	30	ZAR	462	08/19/16	3
Bank of America	AUD	87	USD	65	08/31/16	(1)
Bank of America	AUD	2,643	USD	1,973	08/31/16	(34)
Bank of America	BRL	73	USD	22	08/19/16	—
Bank of America	BRL	105	USD	30	08/19/16	(3)
Bank of America	BRL	7,767	USD	2,161	08/19/16	(221)
Bank of America	CZK	20	USD	1	08/19/16	—
Bank of America	CZK	911	USD	38	08/19/16	—
Bank of America	CZK	1,289	USD	53	08/19/16	—
Bank of America	CZK	26,377	USD	1,109	08/19/16	18
Bank of America	HKD	221	USD	28	08/19/16	—
Bank of America	HKD	251	USD	32	08/19/16	—
Bank of America	HUF	7,201	USD	26	08/19/16	—
Bank of America	HUF	16,836	USD	59	08/19/16	(1)
Bank of America	HUF	307,923	USD	1,108	08/19/16	1
Bank of America	IDR	473,554	USD	36	08/19/16	—
Bank of America	IDR	702,073	USD	52	08/19/16	(1)
Bank of America	IDR	29,589,650	USD	2,188	08/19/16	(66)
Bank of America	MXN	356	USD	19	08/19/16	—
Bank of America	MXN	2,830	USD	149	08/19/16	(2)
Bank of America	MXN	39,980	USD	2,175	08/19/16	47
Bank of America	PHP	1,303	USD	28	08/19/16	—
Bank of America	PHP	5,679	USD	121	08/19/16	—
Bank of America	PHP	51,913	USD	1,112	08/19/16	19
Bank of America	PLN	115	USD	30	08/19/16	—
Bank of America	PLN	231	USD	60	08/19/16	1
Bank of America	SGD	19	USD	14	08/19/16	—
Bank of America	SGD	37	USD	28	08/19/16	—
Bank of America	SGD	1,524	USD	1,112	08/19/16	(25)
Bank of America	TRY	88	USD	29	08/19/16	—
Bank of America	TRY	175	USD	58	08/19/16	(1)
Bank of America	TWD	771	USD	24	08/19/16	—
Bank of America	TWD	783	USD	25	08/19/16	—
Bank of America	TWD	36,207	USD	1,110	08/19/16	(29)
Bank of America	ZAR	208	USD	14	08/19/16	(1)
Bank of Montreal	USD	1,942	AUD	2,564	08/19/16	6
Bank of Montreal	USD	7,750	JPY	815,829	08/19/16	250
Bank of Montreal	DKK	13,105	USD	1,951	08/19/16	(20)
Bank of Montreal	DKK	26,211	USD	3,902	08/19/16	(40)
Commonwealth Bank of Australia	USD	3,905	CAD	5,080	08/19/16	(14)
Commonwealth Bank of Australia	USD	7,811	CAD	10,160	08/19/16	(29)
Commonwealth Bank of Australia	CHF	1,925	USD	1,961	08/19/16	(27)
Commonwealth Bank of Australia	CHF	3,850	USD	3,922	08/19/16	(53)
Royal Bank of Canada	USD	1,901	NZD	2,681	08/19/16	34
Royal Bank of Canada	USD	7,604	NZD	10,726	08/19/16	135
Royal Bank of Canada	ILS	30,188	USD	7,828	08/19/16	(90)
State Street	USD	3,900	EUR	3,524	08/19/16	42
State Street	USD	3,917	GBP	2,960	08/19/16	1
State Street	USD	2,227	SGD	3,049	08/19/16	47
State Street	USD	1,052	ZAR	16,714	08/19/16	148
State Street	GBP	5,919	USD	7,834	08/19/16	(2)
State Street	HKD	8,633	USD	1,113	08/19/16	—
State Street	NOK	32,935	USD	3,885	08/19/16	(19)
State Street	SEK	16,601	USD	1,941	08/19/16	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 205

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
				Unrealized
				Appreciation
	Amount	Amount		(Depreciation)
Counterparty	Sold	Bought	Settlement Date	$
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts				314

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	13,613	09/30/16	84
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	10,471	09/30/16	66
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					150

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 month LIBOR rate plus a fee of 0.23%.

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Citigroup	USD	1,390	Three Month LIBOR	2.714%	08/15/42	(330)
Citigroup	USD	1,060	Three Month LIBOR	3.676%	11/15/43	(484)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $— (å)						(814)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$74,702	$123	$—	$74,825
Corporate Bonds and Notes	—	241,678	481	—	242,159
International Debt	—	59,331	—	—	59,331
Loan Agreements	—	520	—	—	520
Mortgage-Backed Securities	—	305,703	441	—	306,144
Municipal Bonds	—	7,994	—	—	7,994
Non-US Bonds	—	2,020	—	—	2,020
United States Government Agencies	—	10,274	—	—	10,274
United States Government Treasuries	—	201,220	—	—	201,220
Preferred Stocks	936	—	—	—	936
Short-Term Investments	—	51,603	1,898	100,970	154,471
Total Investments	936	955,045	2,943	100,970	1,059,894

Other Financial Instruments
Assets

See accompanying notes which are an integral part of this quarterly report.

206 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Futures Contracts	4,266	—	—	—	4,266
Foreign Currency Exchange Contracts	—	1,053	—	—	1,053
Total Return Swap Contracts	—	150	—	—	150
Liabilities
Futures Contracts	(2,296)	—	—	—	(2,296)
Foreign Currency Exchange Contracts	—	(739)	—	—	(739)
Interest Rate Swap Contracts	—	(814)	—	—	(814)
Total Other Financial Instruments*	$1,970	$(350)	$—	$—	$1,620

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 207

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 92.5%			1.380% due 08/15/18 (Þ)	1,925	1,925
Asset-Backed Securities - 6.5%			Education Loan Asset-Backed Trust I
Ally Auto Receivables Trust			Series 2013-1 Class B1
Series 2016-2 Class A2			1.439% due 11/25/33 (Ê)(Þ)	2,435	2,228
1.170% due 10/15/18	1,380	1,382	Equity One Mortgage Pass-Through Trust
AmeriCredit Automobile Receivables			Series 2003-4 Class M1
Trust			5.243% due 10/25/34	208	201
Series 2013-2 Class B			Exeter Automobile Receivables Trust
1.190% due 05/08/18	262	262	Series 2014-3A Class A
Series 2014-1 Class A3			1.320% due 01/15/19 (Þ)	710	709
0.900% due 02/08/19	320	320	Federal Home Loan Mortgage Corp.
Series 2015-1 Class A2A			Structured Pass Through Securities

0.770% due 04/09/18	27	27	Series 2000-30 Class A5
Series 2015-2 Class A2A			7.133% due 12/25/30	1,802	1,939
0.830% due 09/10/18	949	948	Ford Credit Auto Owner Trust
Bank of The West Auto Trust			Series 2015-A Class A3
Series 2014-1 Class A3			1.280% due 09/15/19	1,135	1,138
1.090% due 03/15/19 (Þ)	1,665	1,665	GM Financial Automobile Leasing Trust
			Series 2015-1 Class A2

Series 2015-1 Class A3			1.100% due 12/20/17	887	887
1.310% due 10/15/19 (Þ)	3,065	3,067

California Republic Auto Receivables			Series 2015-3 Class A3
Trust			1.690% due 03/20/19	1,950	1,963
Series 2016-1 Class A4			Series 2016-2 Class A3
2.240% due 10/15/21	835	850	1.620% due 09/20/19	465	467
Capital Auto Receivables Asset Trust			Hertz Fleet Lease Funding, LP
Series 2013-1 Class B			Series 2013-3 Class C
1.290% due 04/20/18	691	691	1.616% due 12/10/27 (Ê)(Þ)	2,240	2,241
Series 2016-1 Class A2A			Series 2014-1 Class C
1.500% due 11/20/18	545	546	1.316% due 04/10/28 (Ê)(Þ)	1,475	1,473
CarFinance Capital Auto Trust			Honda Auto Receivables Owner Trust
Series 2014-1A Class A			Series 2014-4 Class A3
1.460% due 12/17/18 (Þ)	147	147	0.990% due 09/17/18	2,416	2,417
CarMax Auto Owner Trust			Huntington Auto Trust
Series 2016-2 Class A3			Series 2015-1 Class A3
1.520% due 02/16/21	855	860	1.240% due 09/16/19	1,920	1,923
Series 2016-3 Class A2			Hyundai Auto Receivables Trust
1.170% due 08/15/19	1,725	1,725	Series 2015-A Class A2
CCG Receivables Trust			0.680% due 10/16/17	54	54
Series 2014-1 Class A2			Series 2016-A Class A2A
1.060% due 11/15/21 (Þ)	416	415	1.210% due 06/17/19	815	817
Chesapeake Funding LLC			JCP&L Transition Funding LLC
Series 2012-2A Class C			Series 2002-A Class A4
1.749% due 05/07/24 (Ê)(Þ)	2,695	2,695	6.160% due 06/05/19	52	53
CPS Auto Receivables Trust			John Deere Owner Trust
Series 2014-D Class A			Series 2015-B Class A3
1.490% due 04/15/19 (Þ)	1,214	1,214	1.440% due 10/15/19	1,440	1,446
Credit-Based Asset Servicing and			MMAF Equipment Finance LLC
Securitization LLC			Series 2016-AA Class A2
Series 2006-SC1 Class A			1.770% due 12/17/18 (Þ)	1,030	1,030
0.455% due 05/25/36 (Ê)(Þ)	211	208	MSCC Heloc Trust
CWABS, Inc. Asset-Backed Certificates			Series 2007-1 Class A
Trust
Series 2007-4 Class A2			0.539% due 12/25/31 (Ê)	481	477
			Nissan Auto Receivables Owner Trust
5.340% due 04/25/47	12	12	Series 2014-A Class A3
Drive Auto Receivables Trust
Series 2015-DA Class A2B			0.720% due 08/15/18	933	932
			Prestige Auto Receivables Trust
1.066% due 06/15/18 (Ê)(Þ)	225	225	Series 2014-1A Class A3
Series 2016-BA Class A2
			1.520% due 04/15/20 (Þ)	1,206	1,207

See accompanying notes which are an integral part of this quarterly report.

208 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-1A Class A2			1.900% due 02/01/19	2,650	2,693
1.780% due 08/15/19 (Þ)	1,470	1,473	2.150% due 02/01/19	1,085	1,109
Renaissance Home Equity Loan Trust			Apple, Inc.
Series 2005-4 Class A3
			2.100% due 05/06/19	1,085	1,115
5.565% due 02/25/36	54	53	Assurant, Inc.
Santander Drive Auto Receivables Trust
Series 2012-5 Class C			2.500% due 03/15/18	1,025	1,038

2.700% due 08/15/18	1,341	1,344	AT&T, Inc.
Series 2012-6 Class D			1.400% due 12/01/17	965	966
2.520% due 09/17/18	400	403	5.500% due 02/01/18	3,737	3,969
SLM Private Education Loan Trust			Australia & New Zealand Banking
Series 2010-A Class 2A			Group, Ltd.
			Series GMTN
3.683% due 05/16/44 (Ê)(Þ)	1,770	1,827
Social Finance, Inc.			1.500% due 01/16/18	1,085	1,090
Series 2016-C Class A2B			Bank of America Corp.
0.550% due 12/25/32 (Å)	1,150	1,146	1.700% due 08/25/17	1,775	1,781
SoFi Professional Loan Program LLC			2.000% due 01/11/18	800	805
Series 2014-B Class A2			Series GMTN
2.550% due 08/27/29 (Þ)	1,197	1,207	2.625% due 04/19/21	665	678
Series 2016-B Class A2A			Bank of New York Mellon Corp. (The)
1.680% due 03/25/31 (Þ)	1,779	1,781	Series G
SunTrust Auto Receivables Trust			2.200% due 05/15/19	575	589
Series 2015-1A Class A2			Barrick NA Finance LLC
0.990% due 06/15/18 (Þ)	1,026	1,026	4.400% due 05/30/21	1,520	1,664
		53,046	BB&T Corp.
Corporate Bonds and Notes - 16.8%			2.250% due 02/01/19	1,760	1,801
AbbVie, Inc.			Berkshire Hathaway Finance Corp.
1.750% due 11/06/17	1,878	1,888	1.450% due 03/07/18	935	942
2.500% due 05/14/20	480	493	BMW US Capital LLC
Aetna, Inc.			1.500% due 04/11/19 (Þ)	1,570	1,580
1.900% due 06/07/19	1,300	1,317	Capital One Financial Corp.
Air Lease Corp.			2.450% due 04/24/19	1,060	1,084
2.125% due 01/15/18	805	804	Cardinal Health, Inc.
Albemarle Corp.			1.950% due 06/15/18	525	531
Series 5YR			Caterpillar Financial Services Corp.
3.000% due 12/01/19	845	861	Series GMTN
Altria Group, Inc.			1.700% due 06/16/18	1,300	1,318
4.750% due 05/05/21	794	911	Charter Communications Operating LLC
Amazon.com, Inc.			/ Charter Communications Operating
			Capital
2.600% due 12/05/19	745	778
American Airlines, Inc. 1st Lien Term			4.464% due 07/23/22 (Þ)	620	673
Loan B			Chevron Corp.
3.500% due 04/28/23 (Ê)	500	498	1.718% due 06/24/18	615	623
American Express Centurion Bank			1.790% due 11/16/18	955	969
Series BKN1
			1.561% due 05/16/19	1,070	1,080
6.000% due 09/13/17	870	916
American Honda Finance Corp.			1.961% due 03/03/20	440	451

1.500% due 03/13/18	725	731	2.100% due 05/16/21	350	358
			Citigroup, Inc.
1.600% due 07/13/18	1,700	1,718
			1.850% due 11/24/17	2,570	2,583
1.200% due 07/12/19	1,015	1,015
American International Group, Inc.			1.800% due 02/05/18	900	904
			Compass Bank
5.850% due 01/16/18	825	879	Series BKNT
American Tower Trust I
Series 2013-13 Class 1A			6.400% due 10/01/17	1,270	1,333
			ConocoPhillips Co.
1.551% due 03/15/18 (Þ)	1,165	1,160
			1.050% due 12/15/17	1,424	1,417
Anheuser-Busch InBev Finance, Inc.			1.500% due 05/15/18	1,395	1,395

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 209

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Crown Castle Towers LLC			International Business Machines Corp.
6.113% due 01/15/20 (Þ)	1,410	1,571	5.700% due 09/14/17	560	590
CVS Health Corp.			1.800% due 05/17/19	530	540
2.750% due 12/01/22	660	689	International Lease Finance Corp.
Daimler Finance NA LLC			3.875% due 04/15/18	800	824
1.375% due 08/01/17 (Þ)	1,165	1,164	IPALCO Enterprises, Inc.
1.500% due 07/05/19 (Å)	735	735	5.000% due 05/01/18	300	315
2.000% due 07/06/21 (Å)	410	412	Johnson & Johnson
DCP Midstream Operating, LP			5.550% due 08/15/17	1,085	1,137
2.500% due 12/01/17	1,680	1,662	JPMorgan Chase & Co.
Devon Energy Corp.			1.800% due 01/25/18	560	565
2.250% due 12/15/18	970	970	1.625% due 05/15/18	700	705
Diamond 1 Finance Corp. / Diamond 2
			2.350% due 01/28/19	2,190	2,238
Finance Corp

4.420% due 06/15/21 (Þ)	550	575	Series H
			1.700% due 03/01/18	1,055	1,063
5.450% due 06/15/23 (Þ)	370	392	Kinder Morgan Energy Partners, LP
Ecolab, Inc.			3.500% due 03/01/21	450	459
4.350% due 12/08/21	560	632	Kraft Heinz Foods Co.
EnLink Midstream Partners, LP			2.800% due 07/02/20 (Þ)	1,610	1,681
2.700% due 04/01/19	310	304
			4.875% due 02/15/25 (Þ)	605	668
ERAC USA Finance LLC

2.800% due 11/01/18 (Þ)	2,075	2,126	Kraton Polymers LLC
			6.000% due 01/06/22 (Ê)	197	196
Exelon Corp.			Lehman Brothers Holdings Capital Trust
2.850% due 06/15/20	650	675	VII
Ford Motor Credit Co. LLC			5.857% due 11/29/49 (ƒ)(Ø)(Æ)	270	—
1.724% due 12/06/17	400	402	Lockheed Martin Corp.
2.551% due 10/05/18	925	942	3.350% due 09/15/21	590	635
2.012% due 05/03/19	1,110	1,119	Marathon Oil Corp.
General Electric Capital Corp.			2.700% due 06/01/20	1,485	1,414
1.625% due 04/02/18	995	1,008	Medtronic, Inc.
General Electric Co.			Series WI
5.250% due 12/06/17	1,385	1,464	2.500% due 03/15/20	1,525	1,587
General Mills, Inc.			MetLife, Inc.
1.400% due 10/20/17	2,670	2,684	1.756% due 12/15/17	1,130	1,138
			Metropolitan Life Global Funding I
5.650% due 02/15/19	985	1,095
General Motors Financial Co., Inc.			1.950% due 12/03/18 (Þ)	755	766
			Microsoft Corp.
2.400% due 04/10/18	530	534
			1.300% due 11/03/18	925	932
2.400% due 05/09/19	2,035	2,046	Morgan Stanley
Gilead Sciences, Inc.
			2.200% due 12/07/18	1,865	1,886
2.550% due 09/01/20	825	858
Goldman Sachs Group, Inc. (The)			2.800% due 06/16/20	1,075	1,107
			Mylan, Inc.
2.625% due 01/31/19	2,545	2,606
			2.550% due 03/28/19	665	678
2.000% due 04/25/19	425	429	Newell Brands, Inc.
2.750% due 09/15/20	1,055	1,083	3.150% due 04/01/21	800	839
Harris Corp.			Numericable US LLC
1.999% due 04/27/18	675	679	5.000% due 01/31/24 (Ê)	748	749
Hewlett Packard Enterprise Co.			Oracle Corp.
2.450% due 10/05/17 (Þ)	1,325	1,341	1.900% due 09/15/21	620	622
Home Depot, Inc. (The)			PepsiCo, Inc.
2.000% due 04/01/21	620	637	5.000% due 06/01/18	570	611
Huntington National Bank (The)			Pfizer, Inc.
2.200% due 11/06/18	830	841	6.200% due 03/15/19	600	677
Hyundai Capital America			Pharmaceutical Product Development
2.000% due 07/01/19 (Þ)	430	433	LLC

See accompanying notes which are an integral part of this quarterly report.

210 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.250% due 08/18/22 (Ê)	1,123	1,122	1.750% due 05/30/18	895	903
Pharmacia LLC			Wal-Mart Stores, Inc.
6.500% due 12/01/18	1,085	1,216	1.950% due 12/15/18	920	943
PNC Bank NA			Wells Fargo & Co.
Series BKNT			2.125% due 04/22/19	2,000	2,043
1.850% due 07/20/18	1,360	1,376	Williams Partners, LP
Pricoa Global Funding I			4.125% due 11/15/20	502	509
1.350% due 08/18/17 (Þ)	940	942	XTO Energy, Inc.
Principal Life Global Funding II			6.250% due 08/01/17	900	948
1.500% due 09/11/17 (Þ)	1,175	1,179	ZFS Finance USA Trust V
PSEG Power LLC			6.500% due 05/09/37 (Þ)	325	327
2.450% due 11/15/18	1,150	1,168			138,626
Quebecor World Capital Corp.			International Debt - 4.3%
4.875% due 01/02/49 (Ø)(Þ)(Æ)	205	—	AP NMT Acquisition BV 1st Lien Term
			Loan
6.125% due 11/15/49 (Ø)(Æ)	70	—
Quincy Newspapers, Inc. 1st Lien Term			6.750% due 08/13/21 (Ê)	491	408
Loan B			AstraZeneca PLC
5.500% due 11/02/22 (Ê)	980	983	2.375% due 11/16/20	920	945
QVC, Inc.			BP Capital Markets PLC
3.125% due 04/01/19	785	807	1.375% due 05/10/18	505	506
Reynolds American, Inc.			Braskem Finance, Ltd.
6.875% due 05/01/20	695	823	7.000% due 05/07/20 (Þ)	780	837

3.250% due 06/12/20	744	787	British Telecommunications PLC
SABMiller Holdings, Inc.			5.950% due 01/15/18	545	582

3.750% due 01/15/22 (Þ)	735	798	Burger King
SBA Tower Trust			3.750% due 12/12/21 (Ê)	1,315	1,320
Series 2014-1A			Canadian Imperial Bank of Commerce/
			Canada
2.898% due 10/15/19 (Þ)	1,415	1,433
Solera LLC 1st Lien Term Loan B			1.550% due 01/23/18	1,499	1,505
			Canadian Oil Sands, Ltd.
5.750% due 03/04/23 (Ê)	470	474
Southern Co. (The)			4.500% due 04/01/22 (Þ)	500	515
			Credit Suisse Group Funding Guernsey,
2.150% due 09/01/19	520	531	Ltd.
Southern Power Co.
Series 15A			3.800% due 06/09/23 (Þ)	750	761
			Delta 2 Lux Sarl 2nd Lien Term Loan B
1.500% due 06/01/18	1,075	1,079
			7.750% due 07/29/22 (Ê)	250	245

Starbucks Corp.			Delta 2 Lux Sarl Covenant-Lite Term
2.100% due 02/04/21	460	476	Loan B3
Thomson Reuters Corp.			4.750% due 07/30/21 (Ê)	2,250	2,223
6.500% due 07/15/18	685	749	Ensco PLC
Time Warner, Inc.			4.700% due 03/15/21	585	497
4.750% due 03/29/21	527	593	European Investment Bank
Toyota Motor Credit Corp.			Series DIP
1.200% due 04/06/18	1,010	1,014	1.125% due 08/15/19	1,085	1,088
1.700% due 02/19/19	950	963	Expro Financial Services SARL Term
Series GMTN			Loan B
1.129% due 07/13/18 (Ê)	785	787	5.750% due 09/02/21 (Ê)	786	590
US Bancorp			HSBC Holdings PLC
2.200% due 04/25/19	965	990	2.950% due 05/25/21	505	514

Verizon Communications, Inc.			Mood Media Corp. 1st Lien Term Loan B	978	894
6.100% due 04/15/18	810	877	7.000% due 05/01/19 (Ê)
			Mylan NV
2.406% due 09/14/18 (Ê)	100	103
			3.150% due 06/15/21 (Þ)	1,215	1,253
3.650% due 09/14/18	1,715	1,802	Noble Holding International, Ltd.
1.375% due 08/15/19	1,025	1,025	5.000% due 03/16/18	595	573
4.500% due 09/15/20	1,455	1,618	Perrigo Co. PLC
Walgreens Boots Alliance, Inc.

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 211

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.300% due 11/08/18	745	748	ABG Intermediate Holdings 2, LLC 1st
			Lien Term Loan

Perrigo Finance Unlimited Co.			5.500% due 05/27/21 (Ê)	461	456
3.500% due 03/15/21	1,465	1,519	ABG Intermediate Holdings, LLC 2nd
Petroleos Mexicanos			Lien Term Loan
5.500% due 02/04/19 (Þ)	390	412	9.000% due 05/27/22 (Ê)	500	485
Series WI			Active Network, Inc. 1st Lien Term
3.500% due 07/23/20	265	267	Loan B
Playa Resorts Holding BV 1st Lien Term			5.500% due 11/15/20 (Ê)	977	970
Loan B			Albertsons LLC 1st Lien Term Loan B4
4.000% due 08/09/19 (Ê)	249	247	4.500% due 08/22/21 (Ê)	1,493	1,500
Royal Bank of Canada			Alvogen Pharmaceutical US, Inc. Term
Series GMTN			Loan
1.800% due 07/30/18	1,310	1,322	6.000% due 04/02/22 (Ê)	835	835
Royal Bank of Scotland Group PLC			American Airlines, Inc. 1st Lien Term
4.700% due 07/03/18	1,025	1,052	Loan
Shell International Finance BV			3.250% due 05/21/20 (Ê)	1,471	1,465
1.625% due 11/10/18	810	817	Ancestry.com, Inc. Term Loan
2.125% due 05/11/20	535	548	5.000% due 08/29/22 (Ê)	1,496	1,500
			AP Gaming I LLC 1st Lien Term Loan B
1.875% due 05/10/21	315	317
			9.250% due 12/20/20 (Ê)	494	462

SkillsSoft Corp. 1st Lien Term Loan			Arbor Pharmaceuticals, Inc. 1st Lien
5.750% due 04/28/21 (Ê)	737	606	Term Loan B
Sky PLC			6.000% due 06/28/23	1,000	980
6.100% due 02/15/18 (Þ)	865	921	Arctic Glacier USA, Inc. 1st Lien Term
SMART ABS Trust			Loan B
Series 2015-3US Class A3A			6.000% due 05/13/19 (Ê)	494	476
1.660% due 08/14/19	865	863	AssuredPartners, Inc. 1st Lien Term
Stena International SA Covenant-Lite			Loan
Term Loan B			Series 2015
4.000% due 03/03/21 (Ê)	978	823	5.750% due 10/21/22 (Ê)	293	293
Teva Pharmaceutical Finance			Asurion LLC Covenant-Lite Term Loan
Netherlands III BV			B1
1.700% due 07/19/19	755	759	5.000% due 05/24/19 (Ê)	484	484
2.200% due 07/21/21	920	925	Asurion LLC Term Loan B4
Toronto-Dominion Bank (The)			5.000% due 08/04/22 (Ê)	489	490
1.400% due 04/30/18	970	974	Avago Technologies Cayman Finance,
			Ltd. 1st Lien Term Loan B1
2.125% due 04/07/21	830	845
			4.250% due 02/01/23 (Ê)	1,526	1,526
Series GMTN

1.750% due 07/23/18	845	855	Avaya, Inc. Term Loan B7
			6.250% due 05/29/20 (Ê)	985	741
Total Capital Canada, Ltd.			B&G Foods, Inc. Term Loan B
1.450% due 01/15/18	975	980	Series 2015
Trade MAPS 1, Ltd.			3.750% due 10/05/22 (Ê)	853	857
Series 2013-1A Class A

1.174% due 12/10/18 (Ê)(Þ)	2,190	2,183	BioScrip, Inc. 1st Lien Term Loan B
			6.500% due 07/31/20 (Ê)	76	72
Travelport Finance Sarl Term Loan B

5.750% due 09/02/21	985	986	BioScrip, Inc. Term Loan
			6.500% due 07/31/20 (Ê)	46	43
UBS AG			BMC Software Finance, Inc. 1st Lien
Series BKNT			Term Loan B
5.875% due 12/20/17	820	871	5.000% due 09/10/20 (Ê)	992	910
Virgin Media Investment Holdings, Ltd.			BWAY Holding Co. 1st Lien Term Loan
1st Lien Term Loan F			B
3.649% due 06/30/23 (Ê)	505	503	5.500% due 08/14/20 (Ê)	1,431	1,430
		35,599	Caesars Entertainment Corp. 1st Lien
Loan Agreements - 13.1%			Term Loan B

Abacus Innovations Corp. Term Loan B			7.000% due 10/11/20 (Ê)	1,247	1,217
1.000% due 01/26/23 (v)	1,250	1,252	Camping World, Inc. 1st Lien Term
			Loan B

See accompanying notes which are an integral part of this quarterly report.

212 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.250% due 02/20/20 (Ê)	886	885	Dell, Inc. Term Loan B
Cast & Crew Payroll LLC 1st Lien Term			4.000% due 05/24/23	1,000	1,000
Loan			Delta Air Lines, Inc. Term Loan B
8.750% due 08/03/22 (Ê)	500	495	3.250% due 08/12/22	993	994
Cengage Learning, Inc., Term Loan B			Eastman Kodak Co., Exit Term Loan
5.250% due 06/07/23 (Ê)	578	577	7.250% due 09/03/19 (Ê)	964	947
Charter Communications Operating LLC,			Emerald US, Inc. Term Loan B1
Term Loan H
			5.000% due 05/09/21	1,000	910
3.250% due 08/24/21 (Ê)	2,226	2,232	EnergySolutions LLC 1st Lien Term
Checkout Holding Corp. Covenant-Lite			Loan B
1st Lien Term Loan B
			6.750% due 05/29/20 (Ê)	795	789
4.500% due 04/09/21 (Ê)	980	834	Entegris, Inc. 1st Lien Term Loan B
Chelsea Petroleum Products I LLC 1st
Lien Term Loan B			3.500% due 04/30/21 (Ê)	327	328

5.250% due 10/28/22 (Ê)	750	748	First Data Corp. 1st Lien Term Loan B
Chrysler Group LLC 1st Lien Term			4.177% due 07/10/22 (Ê)	1,375	1,379

Loan B			FPC Holdings, Inc. 1st Lien Term Loan
3.250% due 12/31/18 (Ê)	1,403	1,405	5.250% due 11/27/19 (Ê)	494	413
CHS/Community Health Systems, Inc.			FullBeauty Brands Holdings Corp. 1st
1st Lien Term Loan G			Lien Term Loan B
3.750% due 12/31/19 (Ê)	603	593	5.750% due 10/14/22 (Ê)	748	707
Ciena Corp. 1st Lien Term Loan B			GCI Holdings, Inc. Term B Loan
4.250% due 04/25/21 (Ê)	250	251	4.000% due 02/02/22 (Ê)	988	981
Cincinnati Bell, Inc. 1st Lien Term			GENEX Holdings, Inc. 1st Lien Term
Loan B			Loan B
4.000% due 09/10/20 (Ê)	237	237	5.250% due 05/30/21 (Ê)	982	970
Cinemark USA, Inc., Term Loan B			GENEX Holdings, Inc. 2nd Lien Term

3.320% due 05/08/22 (Ê)	1,000	1,004	Loan
Cision, Inc. Term Loan B			8.750% due 05/30/22 (Ê)	250	237
			Getty Images, Inc. Covenant-Lite 1st
7.000% due 05/12/23	1,000	954	Lien Term Loan B
Commercial Barge Line Co. Term Loan
			4.750% due 10/18/19 (Ê)	982	770
9.750% due 11/12/20 (Ê)	879	822	Global Healthcare Exchange LLC, New
Communications Sales & Leasing, Inc.			Term Loan B
1st Lien Term Loan B
			5.250% due 08/13/22 (Ê)	993	993
5.000% due 10/16/22 (Ê)	1,485	1,483	Go Daddy Operating Co. LLC Term Loan
Community Health Systems, Inc. Term
Loan H			4.250% due 05/13/21 (Ê)	980	982
			Harland Clarke Holdings Corp.
4.000% due 01/27/21 (Ê)	1,110	1,096	Covenant-Lite 1st Lien Term Loan B4
Compuware Corp. 1st Lien Term Loan B1
			6.000% due 08/04/19 (Ê)	1,415	1,373
6.250% due 12/15/19 (Ê)	925	913	Hawaiian Telcom Communications, Inc.
Consolidated Communications, Inc. Term			Term Loan B
Loan B
			5.000% due 06/06/19 (Ê)	1,231	1,230
4.250% due 12/23/20 (Ê)	977	979	Hilton Worldwide Finance LLC Term
ConvergeOne Holdings Corp. Covenant-			Loan
Lite 1st Lien Term Loan
			3.500% due 10/25/20 (Ê)	1,351	1,354
6.000% due 06/17/20 (Ê)	980	946	Indigo Merger Sub I, Inc. 1st Lien Term
CPI Card Group, Inc. 1st Lien Term			Loan
Loan B
			4.750% due 07/08/21 (Ê)	980	976
6.750% due 08/17/22 (Ê)	718	698	Informatica Corp. Term Loan
Creative Artists Agency, LLC Term
Loan B			4.500% due 06/03/22 (Ê)	993	978
			Intrawest Operations Group, LLC 1st
5.500% due 12/17/21 (Ê)	986	987	Lien Term Loan B
CSRA, Inc. Term Loan B
			4.750% due 12/09/20 (Ê)	692	694
3.750% due 10/29/22 (Ê)	980	984	IPC Corp. 2nd Lien Term Loan
Cvent, Inc. Term Loan
			10.500% due 02/06/22 (Ê)	500	392
1.000% due 06/03/23 (v)	500	500	J Crew Group, Inc. Covenant-Lite 1st
Dell International LLC 1st Lien Term			Lien Term Loan B
Loan B2
			4.000% due 03/05/21 (Ê)	494	350
4.000% due 04/29/20 (Ê)	1,488	1,488

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 213

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Lannett Co., Inc., Term Loan A			Pinnacle Foods Finance LLC Term Loan

5.750% due 11/25/20 (Ê)	484	472	H
Las Vegas Sands LLC 1st Lien Term			3.000% due 04/29/20 (Ê)	1,240	1,240
Loan B			PowerTeam Services, LLC 2nd Lien

3.250% due 12/19/20 (Ê)	1,240	1,241	Term Loan
Level 3 Financing, Inc. Term Loan B2			8.250% due 11/06/20 (Ê)	500	490
			Pre-Paid Legal Services, Inc. 2nd Lien
3.500% due 05/31/22 (Ê)	750	752	Term Loan
LTS Buyer LLC Term Loan
			10.250% due 07/01/20 (Ê)	500	495
4.000% due 04/13/20 (Ê)	990	989	Prime Security Services Borrower LLC
MacDermid, Inc., 1st Lien Term Loan			Term Loan B1
4.500% due 06/07/20 (Ê)	795	795	5.500% due 04/21/22 (Ê)	125	126
Match Group, Inc. Term Loan V1			Prolampac Intermediate, Inc. 1st Lien
5.500% due 10/27/22 (Ê)	396	399	Term Loan

MCC Iowa LLC 1st Lien Term Loan H			5.000% due 06/30/22 (Ê)	993	992
3.250% due 01/29/21 (Ê)	987	986	Realogy Group LLC 1st Lien Term Loan
Media General, Inc. 1st Lien Term Loan			B
B			3.750% due 07/14/22 (Ê)	500	503
4.000% due 07/31/20 (Ê)	915	915	Renaissance Learning, Inc. 1st Lien
Mergermarket USA, Inc. 1st Lien Term			Term Loan
Loan			4.500% due 04/09/21 (Ê)	978	969
4.500% due 02/04/21 (Ê)	874	852	RentPath, Inc. 1st Lien Term Loan
MGM Growth Properties Operating			6.250% due 12/17/21 (Ê)	1,970	1,832
Partnership, LP 1st Lien Term Loan B
4.000% due 04/25/23 (Ê)	998	1,004	RHP Hotel Properties Term Loan B	980	981

Minerals Technologies, Inc. Term Loan B			3.500% due 01/15/21 (Ê)
3.750% due 05/09/21 (Ê)	582	584	Rovi Solutions Corp. Covenant-Lite 1st Lien Term Loan B
MRI Software LLC Term Loan			3.750% due 07/02/21 (Ê)	980	973

5.250% due 06/18/21	495	492	Royal Oak Enterprises LLC Term Loan B
MSC.Software Corp. 1st Lien Term Loan			1.000% due 06/16/23 (v)	750	748
5.000% due 05/29/20 (Ê)	980	943	RP Crown Parent LLC 1st Lien Term
			Loan B
MTL Publishing LLC Term Loan			6.000% due 12/21/18 (Ê)	977	945
Series 2015			RPI Finance Trust 1st Lien Term Loan
4.000% due 08/20/22 (Ê)	956	956	B4
MultiPlan, Inc. 1st Lien Term Loan B
			3.500% due 12/11/20	987	992
5.000% due 05/25/23 (Ê)	750	758	Samsonite International SA Term Loan B
Navistar, Inc. 1st Lien Term Loan B
			4.000% due 04/05/23	1,000	1,010
6.500% due 08/07/20 (Ê)	498	468	Scientific Games International, Inc.
NBTY, Inc. 1st Lien Term Loan B			Covenant-Lite 1st Lien Term Loan B1
5.000% due 05/05/23 (Ê)	500	498	6.000% due 10/18/20 (Ê)	1,717	1,715
Neptune Finco Corp. Term Loan B			Scientific Games International, Inc. Term Loan B2
Series 2015			6.000% due 10/01/21 (Ê)
5.000% due 10/09/22 (Ê)	1,347	1,355	SCS Holdings, Inc. 1st Lien Term Loan	690	689
New Millennium Holdco, Inc. Term Loan
7.500% due 12/21/20 (Ê)	506	357	6.000% due 10/30/22 (Ê)	989	994

NVA Holdings, Inc. 2nd Lien Term Loan			SeaWorld Parks & Entertainment, Inc.
8.000% due 08/14/22 (Ê)	250	248	1st Lien Term Loan B3
PET Acquisition Merger Sub LLC Term			1.000% due 05/14/20 (Ê)(v)	1,250	1,251
Loan			Signode Industrial Group US, Inc.

5.750% due 01/26/23 (Ê)	391	393	Covenant-Lite 1st Lien Term Loan B
PetSmart, Inc. 1st Lien Term Loan B			3.750% due 05/01/21 (Ê)	600	597
			SIRVA Worldwide, Inc. 1st Lien Term
4.250% due 03/10/22 (Ê)	988	989
PGX Holdings, Inc. Covenant-Lite 1st			Loan
Lien Term Loan			7.500% due 03/27/19 (Ê)	477	471
5.750% due 08/21/20 (Ê)	475	473	SolarWinds Holdings, Inc. Term Loan
Pinnacle Entertainment, Inc. Term Loan			6.500% due 02/05/23 (Ê)	150	151
B			SourceHOV LLC 1st Lien Term Loan B
3.250% due 04/28/23	250	250	7.750% due 10/31/19 (Ê)	472	371

See accompanying notes which are an integral part of this quarterly report.

214 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Steak N' Shake Operations, Inc. 1st Lien			Series 2006-A Class 1A1
Term Loan B			2.816% due 02/20/36 (Ê)	350	343
4.750% due 03/19/21 (Ê)	729	714	Series 2006-F Class 1A2
Sungard Availability Services Capital,
Inc. Covenant-Lite 1st Lien Term			2.606% due 07/20/36 (Ê)	28	21
Loan B			Banc of America Large Loan Trust
			Series 2009-FDG Class A
6.000% due 03/31/19 (Ê)	467	395
TCH-2 Holdings, LLC 1st Lien Term			5.204% due 01/25/42 (Þ)	635	637
Loan			Banc of America Merrill Lynch
			Commercial Mortgage, Inc.
5.500% due 05/12/21 (Ê)	985	985	Series 2005-3 Class AM
Telenet Financing USD LLC, Term Loan
AD			4.727% due 07/10/43	258	257
			Series 2007-2 Class A4
4.250% due 06/30/24 (Ê)	500	501
TerraForm AP Acquisition Holdings			5.790% due 04/10/49	324	328
LLC, Term Loan B			Banc of America Re-REMIC Trust

7.000% due 06/26/22 (Ê)	935	912	Series 2010-UB5 Class A4A
T-Mobile USA, Inc. 1st Lien Term Loan			5.649% due 02/17/51 (Þ)	1,737	1,747
B			BCAP LLC Trust
3.500% due 11/09/22 (Ê)	1,248	1,254	Series 2011-R11 Class 15A1

Tribune Media Co. 1st Lien Term Loan B			2.739% due 10/26/33 (Ê)(Þ)	812	818
3.750% due 12/27/20 (Ê)	833	835	Series 2011-R11 Class 20A5
TruGreen Limited Partnership 1st Lien			2.736% due 03/26/35 (Ê)(Þ)	355	355
Term Loan B			Bear Stearns ARM Trust
6.500% due 03/29/23	750	756	Series 2004-5 Class 2A
United Airlines, Inc. Term Loan B1			3.174% due 07/25/34 (Ê)	440	438
3.500% due 09/15/21 (Ê)	386	385	Bear Stearns Commercial Mortgage
Valeant Pharmaceuticals International,			Securities Trust
Inc. 1st Lien Term Loan BF1			Series 2004-PWR5 Class L
3.750% due 04/02/22 (Ê)	577	573	4.693% due 07/11/42 (Þ)	416	405
Varsity Brands, Inc. 1st Lien Term Loan			Capmark Mortgage Securities, Inc.
			Series 1997-C2 Class G
5.000% due 12/11/21	123	123
Verdesion Life Sciences LLC 1st Lien			6.750% due 04/15/29	684	717
Term Loan B			CCRESG Commercial Mortgage Trust

6.000% due 07/01/20 (Ê)	923	868	Series 2016-HEAT Class C
Western Digital Corp. 1st Lien Term			4.919% due 04/10/29 (Þ)	775	805
Loan B			Citigroup Commercial Mortgage Trust
6.250% due 04/29/23 (Ê)	221	223	Series 2014-GC19 Class A1
William Morris Endeavor Entertainment			1.199% due 03/10/47	430	430
LLC 1st Lien Term Loan B			Commercial Mortgage Loan Trust
5.250% due 05/06/21 (Ê)	980	979	Series 2008-LS1 Class A4B

WMG Acquisition Corp. Term Loan B			6.297% due 12/10/49	956	990
3.750% due 07/01/20 (Ê)	751	748	Commercial Mortgage Trust
World Endurance Holdings 1st Lien			Series 2005-GG3 Class E
Term Loan			5.087% due 08/10/42	514	514
5.250% due 06/26/21 (Ê)	985	982	Series 2005-LP5 Class D
Yonkers Racing Corp. 1st Lien Term			4.795% due 05/10/43	2	3
Loan
4.250% due 08/16/19	899	883	Series 2007-GG9 Class A4	583	588
			5.444% due 03/10/39

Zebra Technologies Corp., Term Loan B			Series 2013-LC13 Class A1
4.000% due 10/27/21 (Ê)	922	927	1.309% due 08/10/46	329	329
Mortgage-Backed Securities - 19.2%		108,049	Series 2014-CR15 Class A1
Banc of America Commercial Mortgage			1.218% due 02/10/47	386	386
Trust			Series 2014-CR16 Class A1
Series 2007-2 Class AM			1.445% due 04/10/47	337	338
5.800% due 04/10/49	1,010	1,036	Series 2014-SAVA Class C
Series 2007-4 Class AM			2.561% due 06/15/34 (Ê)(Þ)	582	574
5.808% due 02/10/51	178	185	Credit Suisse Commercial Mortgage
Banc of America Funding Trust			Trust
			Series 2006-C4 Class AM

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 215

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.509% due 09/15/39	121	121	2.500% due 09/25/26	510	516
Series 2006-C5 Class A1A			Series 2011-141 Class EA
5.297% due 12/15/39	414	416	1.750% due 07/25/21	613	619
Series 2007-C1 Class A3			Series 2013-21 Class BA
5.383% due 02/15/40	74	74	1.000% due 03/25/23	2,423	2,419
Credit Suisse First Boston Mortgage			Series 2013-136 Class KA
Securities Corp.			2.000% due 05/25/25	464	468
Series 1998-C1 Class F
6.000% due 05/17/40 (Þ)	193	199	Fannie Series Mae 2004-W9 Whole Loan Class 2A1
Series 2004-C4 Class E			6.500% due 02/25/44	22	26
5.135% due 10/15/39 (Þ)	1,580	1,652	Fannie Mae-Aces
Series 2005-C3 Class AJ			Series 2012-M2 Class A1
4.771% due 07/15/37	15	15	1.824% due 02/25/22	388	393
CSMC Series			Series 2012-M8 Class ASQ2
Series 2010-RR4 Class 1BA			1.520% due 12/25/19	2,080	2,088
5.383% due 02/15/40 (Þ)	683	682	Series 2012-M9 Class ASQ2
Fannie Mae			1.513% due 12/25/17	1,428	1,432
3.530% due 2018	2,841	2,913	Series 2012-M13 Class ASQ2
3.741% due 2018	1,410	1,458	1.246% due 08/25/17	2,291	2,292
3.860% due 2018	1,163	1,200	Series 2013-M7 Class ASQ2
4.500% due 2019	26	27	1.233% due 03/26/18	331	331
			Series 2015-M1 Class ASQ2
4.506% due 2019	2,280	2,367
			1.626% due 02/25/18	2,847	2,863
5.700% due 2019	881	968	Series 2015-M7 Class ASQ1

4.400% due 2020	740	811	0.882% due 04/25/18	1,124	1,123
4.500% due 2020	649	672	Series 2015-M7 Class ASQ2
4.500% due 2021	33	34	1.550% due 04/25/18	835	840
2.400% due 2022	946	982	Series 2015-M13 Class ASQ1
7.000% due 2022	34	34	0.856% due 09/25/19	400	399
			Series 2015-M15 Class ASQ1
2.500% due 2024	6,178	6,409
			0.849% due 01/25/19	1,622	1,621
4.500% due 2025	433	467	Series 2016-M1 Class ASQ1
3.500% due 2030	1,621	1,721	1.374% due 07/25/19	831	835
2.229% due 2033(Ê)	26	28	Series 2016-M3 Class ASQ1
Fannie Mae Grantor Trust			1.468% due 03/25/21	1,691	1,699
Series 2001-T4 Class A1			Series 2016-M6 Class ASQ2
7.500% due 07/25/41	518	641	1.785% due 06/25/19	4,050	4,090
Series 2004-T2 Class 1A3			Series 2016-M7 Class AV1
7.000% due 11/25/43	486	565	1.557% due 10/25/23	1,210	1,217
Fannie Mae REMIC Trust			FDIC Guaranteed Notes Trust
Series 2004-W12 Class 1A1			Series 2010-S1 Class 1A
6.000% due 07/25/44	2,129	2,497	0.983% due 02/25/48 (Ê)(Þ)	21	21
Series 2005-W1 Class 1A2			FDIC Trust
6.500% due 10/25/44	83	99	Series 2010-R1 Class A
Fannie Mae REMICS			2.184% due 05/25/50 (Þ)	1,482	1,484
Series 2002-57 Class PG			Series 2011-R1 Class A
5.500% due 09/25/17	38	38	2.672% due 07/25/26 (Þ)	600	611
Series 2004-70 Class EB			Federal Home Loan Mortgage Corp.
5.000% due 10/25/24	74	80	Multifamily Structured Pass Through
Series 2007-73 Class A1			Certificates
			Series 2010-K009 Class A1
0.281% due 07/25/37 (Å)(Ê)	56	55
Series 2009-96 Class DB			2.757% due 05/25/20	599	609
			Series 2012-K019 Class A1
4.000% due 11/25/29	136	146
Series 2011-21 Class VJ			1.459% due 09/25/21	2,364	2,371
			Series 2012-K706 Class A1
5.000% due 03/25/22	1,856	1,874
Series 2011-88 Class AB			1.691% due 06/25/18	4,707	4,724

See accompanying notes which are an integral part of this quarterly report.

216 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-K706 Class X1			2.000% due 10/15/19	643	650
Interest Only STRIP			Series 2014-4383 Class JC
1.703% due 10/25/18	10,799	319	2.000% due 05/15/23	1,083	1,093
Series 2013-K502 Class A2			Series 2014-4399 Class A
1.426% due 08/25/17	659	660	2.500% due 07/15/24	1,628	1,646
Series 2016-K504 Class A1			FREMF Mortgage Trust Class B
1.680% due 10/25/19	772	779	Series 2012-K707
Series 2016-KP03 Class A2			3.883% due 01/25/47 (Þ)	890	920
1.780% due 07/25/19	5,360	5,429	Ginnie Mae
Federal Home Loan Mortgage Corp.			Series 2010-14 Class A
Multifamily Structured Pass-Through			4.500% due 06/16/39	155	165
Certificates			Series 2010-H04 Class BI
Series 2011-K702 Class X1			Interest Only STRIP
Interest Only STRIP
			1.406% due 04/20/60	3,899	175
1.452% due 02/25/18	27,123	508
			Series 2010-H12 Class PT

Series 2015-KF12 Class A			5.470% due 11/20/59	507	519
1.125% due 09/25/22 (Ê)	2,639	2,651
Series 2016-KF15 Class A			Series 2010-H22 Class JI
			Interest Only STRIP
1.070% due 02/25/23 (Ê)	2,490	2,500
Federal Home Loan Mortgage Corp.			2.503% due 11/20/60	3,514	230
Structured Pass Through Securities			Series 2012-H11 Class CI
Series 2003-58 Class 2A			Interest Only STRIP
6.500% due 09/25/43	30	36	2.909% due 04/20/62	5,185	317
Federal National Mortgage Association			Series 2013-H03 Class HI
			Interest Only STRIP
5.000% due 2018	2,689	2,760
			2.622% due 12/20/62	5,059	425
2.000% due 2023	1,099	1,122	Series 2014-137 Class JD
Freddie Mac			5.459% due 09/20/44	949	1,084
6.000% due 2018	5	5	Ginnie Mae II
5.500% due 2019	288	303	1.750% due 2040(Ê)	313	323
5.500% due 2022	200	214	2.000% due 2040(Ê)	369	382
4.500% due 2026	3,269	3,502	3.500% due 2040(Ê)	2,325	2,409
5.500% due 2029	110	124	5.390% due 2059	1,391	1,430
3.500% due 2030	1,349	1,441	5.508% due 2059	989	1,012
Freddie Mac REMICS			4.816% due 2062	1,418	1,496

Series 2003-2559 Class PB			4.856% due 2062	1,999	2,094
5.500% due 08/15/30	—	1
Series 2003-2632 Class AB			GS Mortgage Securities Trust
			Series 2013-GC12 Class A1
4.500% due 06/15/18	434	445
Series 2003-2657 Class WT			0.742% due 06/10/46	212	212
			Series 2014-GC18 Class A1
4.500% due 08/15/18	108	111
Series 2005-2922 Class JN			1.298% due 01/10/47	738	738
			GSMPS Mortgage Loan Trust
4.500% due 02/15/20	747	768	Series 1998-1 Class A
Series 2010-3704 Class DC			8.000% due 09/19/27 (Þ)	30	29
4.000% due 11/15/36	279	297	Series 1998-2 Class A
Series 2010-3728 Class EL			7.587% due 05/19/27 (Þ)	125	130
1.500% due 09/15/20	8	8	Series 1998-3 Class A
Series 2011-3803 Class PG			7.750% due 09/19/27 (Þ)	6	6
4.000% due 01/15/41	586	620	Series 1999-3 Class A
Series 2011-3816 Class D			8.000% due 08/19/29 (Þ)	13	12
3.500% due 08/15/28	681	697	Series 2005-RP1 Class 1A4
Series 2012-4060 Class QA			8.500% due 01/25/35 (Þ)	137	146
1.500% due 09/15/26	2,682	2,675	Series 2006-RP1 Class 1A2
Series 2014-4315 Class CA			7.500% due 01/25/36 (Þ)	316	338
2.000% due 01/15/23	1,729	1,753	Series 2006-RP1 Class 1A3
Series 2014-4350 Class CA			8.000% due 01/25/36 (Þ)	76	83

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 217

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hilton USA Trust			Mastr Reperforming Loan Trust
Series 2013-HLT Class CFX			Series 2005-1 Class 1A3
3.714% due 11/05/30 (Þ)	1,520	1,531	7.000% due 08/25/34 (Þ)	380	385
JPMBB Commercial Mortgage Securities			Series 2005-2 Class 1A4
Trust			8.000% due 05/25/35 (Þ)	285	300
Series 2016-C1 Class A1			Merrill Lynch Mortgage Investors Trust

1.695% due 03/15/49	1,357	1,369	Series 1998-C1 Class A3
JPMorgan Chase Commercial Mortgage
Securities Trust			6.720% due 11/15/26	118	118
Series 2002-C2 Class E			Series 1998-C3 Class IO
5.758% due 12/12/34	73	73	0.898% due 12/15/30	818	7
Series 2004-LN2 Class A2			Series 2005-A10 Class A
5.115% due 07/15/41	53	53	0.656% due 02/25/36 (Ê)	28	26
			Merrill Lynch Mortgage Pass-Through

Series 2004-LN2 Class B			Certificates
5.466% due 07/15/41	150	149	Series 2006-2 Class AJ
Series 2005-CB12 Class AJ			6.082% due 06/12/46	661	661
4.987% due 09/12/37	629	629	Merrill Lynch Mortgage Trust
Series 2005-LDP2 Class C			Series 2005-CKI1 Class D
4.911% due 07/15/42	460	460	5.515% due 11/12/37	592	579
Series 2006-LDP9 Class A1A			Series 2007-C1 Class A4
5.257% due 05/15/47	729	733	5.838% due 06/12/50	1,010	1,038
Series 2007-CB20 Class AM			ML-CFC Commercial Mortgage Trust
6.087% due 02/12/51	160	167	Series 2006-4 Class A3
Series 2007-LDPX Class A1A			5.172% due 12/12/49	322	323
5.439% due 01/15/49	779	790	Morgan Stanley Bank of America Merrill
Series 2007-LDPX Class AM			Lynch Trust
			Series 2015-C26 Class A1
5.464% due 01/15/49	995	963
Series 2014-CBM Class A			1.591% due 10/15/48	972	972
			Morgan Stanley Capital I Trust
1.067% due 10/15/29 (Ê)(Þ)	2,580	2,555	Series 2006-HQ8 Class AJ
Series 2015-CSMO Class A
			5.495% due 03/12/44	240	239
1.685% due 01/15/32 (Ê)(Þ)	465	465	Series 2006-IQ12 Class AM
Series 2015-FL7 Class A
			5.370% due 12/15/43	100	101
1.683% due 05/15/28 (Ê)(Þ)	280	279	Series 2006-T21 Class B
JPMorgan Commercial Mortgage Finance
Corp.			5.312% due 10/12/52 (Þ)	355	354
Series 2000-C10 Class F			Morgan Stanley Re-REMIC Trust
			Series 2010-GG10 Class A4A
8.559% due 08/15/32	561	591
JPMorgan Mortgage Trust			5.795% due 08/15/45 (Þ)	3,693	3,755
Series 2004-A2 Class 1A1			NCUA Guaranteed Notes Trust
			Series 2010-R3 Class 3A
2.609% due 05/25/34 (Ê)	101	99
Series 2005-A4 Class 1A1			2.400% due 12/08/20	326	329
			ORES LLC
2.552% due 07/25/35 (Ê)	35	34	Series 2014-LV3 Class A
Series 2006-A6 Class 1A2
			3.000% due 03/27/24 (Þ)	115	115
2.678% due 10/25/36 (Ê)	20	18	RBSCF Trust
LB Commercial Mortgage Trust			Series 2010-RR3 Class MSCA
Series 2007-C3 Class AM
			6.114% due 06/16/49 (Þ)	227	229
6.096% due 07/15/44	887	912	Series 2010-RR4 Class CMLA
LB-UBS Commercial Mortgage Trust
Series 2004-C1 Class A4			6.040% due 12/16/49 (Þ)	306	313
			Series 2010-RR4 Class WBCA
4.568% due 01/15/31	368	368
Series 2005-C7 Class F			5.509% due 04/16/47 (Þ)	1,877	1,873
			RBSSP Resecuritization Trust
5.350% due 11/15/40	510	505	Series 2010-3 Class 9A1
Series 2006-C7 Class A3
			5.500% due 02/26/35 (Þ)	338	341
5.347% due 11/15/38	52	52	Reperforming Loan REMIC Trust
Mastr Adjustable Rate Mortgages Trust			Series 2005-R2 Class 2A4
Series 2005-1 Class B1
			8.500% due 06/25/35 (Þ)	57	60
2.738% due 03/25/35 (Ê)	165	53	Rialto Capital Management LLC

See accompanying notes which are an integral part of this quarterly report.

218 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-LT5 Class A			0.875% due 08/15/17	565	566
2.850% due 05/15/24 (Þ)	137	137	4.750% due 08/15/17	4,955	5,166
RREF LLC
Series 2014-LT6 Class A			1.875% due 08/31/17	6,330	6,415
2.750% due 09/15/24 (Þ)	49	49	0.701% due 09/15/17	5,637	5,661
Structured Asset Securities Corp.			0.750% due 10/31/17	4,550	4,557
Mortgage Pass Through Certificates
Series 2003-34A Class 6A			0.875% due 11/15/17	4,565	4,579
2.595% due 11/25/33 (Ê)	172	169	0.625% due 11/30/17	1,300	1,300
Wachovia Bank Commercial Mortgage			2.250% due 11/30/17	3,658	3,736
Trust
Series 2004-C12 Class F			0.750% due 12/31/17	202	202
5.611% due 07/15/41 (Þ)	447	448	0.750% due 01/31/18	8,135	8,146
Series 2006-C26 Class AM			1.014% due 02/15/18	3,303	3,320
6.211% due 06/15/45	1,355	1,359	3.500% due 02/15/18	4,653	4,855
Series 2006-C27 Class AM			0.750% due 02/28/18	4,919	4,926
5.795% due 07/15/45	272	272		4,900	5,061
			2.750% due 02/28/18
Series 2007-C31 Class A4
			0.625% due 04/30/18	8,009	8,003
5.509% due 04/15/47	1,134	1,150
Series 2007-C31 Class A5FL			0.912% due 05/15/18	1,180	1,187
0.640% due 04/15/47 (Ê)(Þ)	1,020	1,011	0.875% due 05/31/18	7,040	7,067
Series 2007-C31 Class AM			1.000% due 05/31/18	16,725	16,824
5.591% due 04/15/47	1,090	1,110	0.625% due 06/30/18	14,470	14,460
Series 2007-C32 Class A2
			1.500% due 08/31/18	9,173	9,328
5.711% due 06/15/49	70	70
Series 2007-C33 Class A4			1.375% due 09/30/18	10,955	11,116
6.147% due 02/15/51	87	88	0.875% due 10/15/18	29,240	29,358
Washington Mutual Mortgage Pass-			3.750% due 11/15/18	7,220	7,722
Through Certificates Trust			1.250% due 11/30/18	12,525	12,683
Series 2003-AR7 Class A7
			1.125% due 01/15/19	6,210	6,271
2.299% due 08/25/33 (Ê)	64	64
Wells Fargo Commercial Mortgage Trust			1.250% due 01/31/19	7,600	7,701
Series 2015-C31 Class A1			0.750% due 02/15/19	2,628	2,630
1.679% due 11/15/48	1,043	1,050	2.750% due 02/15/19	6,689	7,035
Wells Fargo Mortgage Backed Securities
Trust			1.500% due 02/28/19	10,505	10,714
Series 2005-AR2 Class 2A1			0.875% due 04/15/19	2,570	2,579
2.615% due 03/25/35 (Ê)	123	122	1.625% due 04/30/19	8,505	8,709
WFRBS Commercial Mortgage Trust
Series 2012-C10 Class A1			0.875% due 05/15/19	6,390	6,412
0.734% due 12/15/45	124	124	0.875% due 06/15/19	4,845	4,860
WF-RBS Commercial Mortgage Trust			0.750% due 07/15/19	5,050	5,048
Series 2012-C9 Class A1			1.125% due 06/30/21	16,510	16,580
0.673% due 11/15/45	746	744		315	320
			1.625% due 05/15/26
Series 2013-C14 Class A1
0.836% due 06/15/46	534	533	Total Long-Term Investments		260,578
Series 2014-C19 Class A3
3.660% due 03/15/47	340	366	(cost $762,016)		761,596
		158,204
United States Government Agencies - 0.9%			Common Stocks - 0.0%
Fannie Mae			Health Care - 0.0%
1.125% due 07/20/18	4,994	5,029	Millennium Health LLC(Æ)	14,856	52
Federal Home Loan Banks			Total Common Stocks
			(cost $108)		52
1.750% due 12/14/18	2,415	2,465
		7,494
United States Government Treasuries - 31.7%			Short-Term Investments - 8.6%
United States Treasury Notes			21st Century Fox America, Inc.
2.375% due 07/31/17	5,386	5,481

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 219

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
8.000% due 10/17/16	420	426	2.500% due 03/15/17	610		594
Aflac, Inc.			Nomura Holdings, Inc.
2.650% due 02/15/17	1,120	1,129	2.000% due 09/13/16	1,680		1,682
Ally Financial, Inc.			Russell U.S. Cash Management Fund	34,143,310	(8)	34,143
5.500% due 02/15/17	2,595	2,641	Samsung Electronics America, Inc.
American Express Credit Corp.			1.750% due 04/10/17 (Þ)	895		898
1.125% due 06/05/17	2,335	2,338	Thermo Fisher Scientific, Inc.
Bear Stearns Cos. LLC (The)			1.300% due 02/01/17	1,040		1,041
5.550% due 01/22/17	1,650	1,684	Toyota Auto Receivables Owner Trust
BMW Vehicle Owner Trust			Series 2015-A Class A2
Series 2016-A Class A1			0.710% due 07/17/17	144		144
0.620% due 07/25/17	570	570	United States Treasury Bills
Coventry Health Care, Inc.			0.083% due 08/04/16 (ç)	1,300		1,300
5.950% due 03/15/17	775	797	United States Treasury Notes
Credit Suisse AG			0.625% due 05/31/17	4,020		4,022
Series GMTN			Total Short-Term Investments
1.375% due 05/26/17	905	905	(cost $70,272)			70,332
Dayton Power & Light Co. (The)
1.875% due 09/15/16	325	325	Total Investments 101.1%
Deutsche Telekom International Finance			(identified cost $832,396)			831,980
BV
2.250% due 03/06/17 (Þ)	2,295	2,310
Enterprise Fleet Financing LLC			Other Assets and Liabilities,
Series 2016-2 Class A1			Net - (1.1%)			(8,746)
0.850% due 07/20/17 (Å)	3,800	3,800	Net Assets - 100.0%			823,234
Fannie Mae
7.000% due 06/01/17	3	3
Fannie Mae-Aces
Series 2012-M14 Class ASQ2
1.114% due 02/25/17	208	208
Series 2013-M1 Class ASQ2
1.074% due 11/25/16	102	102
Series 2014-M9 Class ASQ2
1.462% due 04/25/17	422	423
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass Through
Certificates
Series 2012-K501 Class A2
1.655% due 11/25/16	760	760
Series 2012-K501 Class X1A
Interest Only STRIP
1.447% due 08/25/16	4,899	—
Ford Motor Credit Co. LLC
4.250% due 02/03/17	2,460	2,496
Hartford Financial Services Group, Inc.
(The)
5.500% due 10/15/16	1,705	1,721
Hess Corp.
1.300% due 06/15/17	565	563
Hutchison Whampoa International 11,
Ltd.
3.500% due 01/13/17 (Þ)	940	950
Intesa Sanpaolo SpA
2.375% due 01/13/17	1,460	1,463
Liberty Property, LP
5.500% due 12/15/16	880	894
Noble Holding International, Ltd.

See accompanying notes which are an integral part of this quarterly report.

220 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.8%
Daimler Finance NA LLC	06/30/16	735,000	99.85	734	735
Daimler Finance NA LLC	06/30/16	410,000	99.96	410	412
Enterprise Fleet Financing LLC	07/12/16	3,800,000	100.00	3,800	3,800
Fannie Mae REMICS	08/17/07	55,684	99.14	55	55
Social Finance, Inc.	07/20/16	1,150,000	99.64	1,146	1,146
					6,148
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Treasury Bond Futures	235	AUD	32,276	09/16	355
Long Gilt Futures	132	GBP	17,285	09/16	866
United States 2 Year Treasury Note Futures	519	USD	113,661	09/16	405
Short Positions
Canada 10 Year Government Bond Futures	63	CAD	9,354	09/16	13
Euro-Bund Futures	118	EUR	19,802	09/16	(354)
Japan 10 Year Treasury Bond Futures	12	JPY	1,831,200	09/16	(14)
United States 5 Year Treasury Note Futures	402	USD	49,050	09/16	(577)
United States 10 Year Treasury Note Futures	42	USD	5,588	09/16	(153)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					541

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	954	MXN	17,972	08/31/16	1
Bank of America	MXN	17,972	USD	957	08/02/16	(1)
Commonwealth Bank of Australia	USD	10,905	NZD	15,211	08/05/16	79
Commonwealth Bank of Australia	SEK	61,006	USD	7,246	08/05/16	115
HSBC	MXN	18,186	USD	963	08/31/16	(4)
JPMorgan Chase	USD	1,400	JPY	147,381	08/31/16	46
JPMorgan Chase	JPY	66,881	USD	650	08/31/16	(6)
JPMorgan Chase	JPY	77,568	USD	750	08/31/16	(11)
Royal Bank of Canada	USD	3,625	AUD	4,846	08/05/16	59
Royal Bank of Canada	USD	3,597	EUR	3,227	08/05/16	11
Royal Bank of Canada	CHF	10,491	USD	10,793	08/05/16	(33)
State Street	USD	118	CAD	154	08/05/16	—
State Street	USD	7,229	CAD	9,330	08/05/16	(83)
State Street	USD	3,480	CHF	3,363	08/05/16	(10)
State Street	USD	3,554	GBP	2,677	08/05/16	(11)
State Street	USD	3,699	JPY	379,054	08/05/16	16
State Street	AUD	4,846	USD	3,683	08/05/16	—
State Street	EUR	3,227	USD	3,609	08/05/16	1
State Street	GBP	2,677	USD	3,563	08/05/16	20
State Street	NOK	30,847	USD	3,662	08/05/16	6
State Street	NZD	5,026	USD	3,624	08/05/16	(6)
State Street	SEK	1,269	USD	149	08/05/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						189
+

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 221

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$53,046	$—	$—	$53,046
Corporate Bonds and Notes	—	138,626	—	—	138,626
International Debt	—	35,599	—	—	35,599
Loan Agreements	—	108,049	—	—	108,049
Mortgage-Backed Securities	—	158,204	—	—	158,204
United States Government Agencies	—	7,494	—	—	7,494
United States Government Treasuries	—	260,578	—	—	260,578
Common Stocks	—	52	—	—	52
Short-Term Investments	—	36,189	—	34,143	70,332
Total Investments	—	797,837	—	34,143	831,980

Other Financial Instruments
Assets
Futures Contracts	1,639	—	—	—	1,639
Foreign Currency Exchange Contracts	24	330	—	—	354

Liabilities
Futures Contracts	(1,098)	—	—	—	(1,098)
Foreign Currency Exchange Contracts	(29)	(136)	—	—	(165)
Total Other Financial Instruments*	$536	$194	$—	$—	$730

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

222 Russell Short Duration Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 96.0%
Alabama - 1.9%
Alabama Industrial Development Authority Revenue Bonds	500	6.450	12/01/23	501
County of Jefferson Alabama General Obligation Limited(µ)	425	5.000	04/01/23	432
County of Jefferson Alabama General Obligation Unlimited(µ)	1,590	5.000	04/01/20	1,617
County of Jefferson Alabama Revenue Bonds	150	4.750	01/01/25	151
County of Jefferson Alabama Sewer Revenue Bonds	1,220	7.000	10/01/51	1,575
County of Jefferson Alabama Sewer Revenue Bonds	1,000	6.500	10/01/53	1,253
Houston County Health Care Authority Revenue Bonds	150	5.000	10/01/30	179
				5,708
Alaska - 1.0%
Northern Tobacco Securitization Corp. Revenue Bonds	3,065	5.000	06/01/46	3,018
Arizona - 1.0%
Arizona Health Facilities Authority Revenue Bonds(Ê)	1,000	1.220	01/01/37	913
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds	1,000	5.000	07/01/35	1,095
Industrial Development Authority of the County of Pima (The) Revenue Bonds	250	4.500	06/01/30	279
Industrial Development Authority of the County of Pima (The) Revenue Bonds	800	5.125	12/01/40	858
				3,145
California - 12.9%
Alameda Corridor Transportation Authority Revenue Bonds	175	5.000	10/01/36	212
Alameda Corridor Transportation Authority Revenue Bonds	150	5.000	10/01/37	181
Alhambra Unified School District General Obligation Unlimited(µ)	1,150	Zero coupon	08/01/37	582
Anaheim Community Facilities District Special Tax	125	4.000	09/01/46	136
California County Tobacco Securitization Agency Revenue Bonds	300	5.700	06/01/46	306
California Municipal Finance Authority Revenue Bonds	1,000	4.250	02/01/40	1,058
California Municipal Finance Authority Revenue Bonds	1,000	5.375	11/01/40	1,101
California Municipal Finance Authority Revenue Bonds	3,700	5.000	06/01/50	4,152
California Pollution Control Financing Authority Revenue Bonds	1,000	3.375	07/01/25	1,098
California Pollution Control Financing Authority Revenue Bonds	2,720	5.000	11/21/45	3,066
California School Finance Authority Revenue Bonds	500	5.000	08/01/45	570
California Statewide Communities Development Authority Revenue Bonds	460	5.000	05/15/32	542
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	12/01/41	1,155
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	10/01/43	1,113
California Statewide Communities Development Authority Revenue Bonds(Å)	250	5.250	12/01/56	290
California Statewide Communities Development Authority Special Tax	500	4.000	09/01/19	531
California Statewide Communities Development Authority Special Tax	1,085	4.000	09/01/20	1,168
California Statewide Communities Development Authority Special Tax	500	4.250	09/01/22	556
City of Long Beach California Marina System Revenue Bonds	225	5.000	05/15/40	265
City of Long Beach California Marina System Revenue Bonds	1,185	5.000	05/15/45	1,391
Coachella Valley Unified School District General Obligation Unlimited(µ)	1,300	Zero coupon	08/01/43	503
Foothill-Eastern Transportation Corridor Agency Revenue Bonds	100	6.000	01/15/49	121
Fremont Community Facilities District No. 1 Special Tax	1,255	5.000	09/01/26	1,483
Golden State Tobacco Securitization Corp. Revenue Bonds	500	5.000	06/01/33	507
Golden State Tobacco Securitization Corp. Revenue Bonds	1,995	5.300	06/01/37	2,046
Golden State Tobacco Securitization Corp. Revenue Bonds	500	5.000	06/01/45	601
Golden State Tobacco Securitization Corp. Revenue Bonds	200	Zero coupon	06/01/47	21
Golden State Tobacco Securitization Corp. Revenue Bonds	700	5.125	06/01/47	701
Golden State Tobacco Securitization Corp. Revenue Bonds	885	5.750	06/01/47	904
Jurupa Public Financing Authority Special Tax	1,000	5.000	09/01/43	1,160
M-S-R Energy Authority Revenue Bonds	1,000	6.500	11/01/39	1,495
Oakland Unified School District/Alameda County General Obligation Unlimited	1,000	5.000	08/01/19	1,116
Palomar Health Certificate Of Participation	450	6.750	11/01/39	498
Palomar Health Certificate Of Participation	500	6.000	11/01/41	536
Rancho Cordova Community Facilities District Special Tax	125	3.000	09/01/34	122
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,000	0.924	05/15/43	884
River Islands Public Financing Authority Special Tax	890	5.500	09/01/45	991
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	1,000	0.719	12/01/35	929
San Jacinto Community Facilities District Special Tax	280	5.000	09/01/33	322

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 223

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
San Jacinto Community Facilities District Special Tax	335	5.000	09/01/34	384
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	1,000	5.000	01/15/29	1,200
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	180	5.250	01/15/49	211
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	2,000	5.000	01/15/50	2,318
Tobacco Securitization Authority of Northern California Revenue Bonds	800	5.500	06/01/45	800
				39,326
Colorado - 1.5%
Denver Health & Hospital Authority Revenue Bonds(Ê)	1,000	1.289	12/01/33	927
Denver Health & Hospital Authority Revenue Bonds	1,500	5.250	12/01/45	1,695
Eaton Area Park & Recreation District General Obligation Limited	725	5.250	12/01/34	776
Eaton Area Park & Recreation District General Obligation Limited	525	5.500	12/01/38	568
Foothills Metropolitan District Special Assessment	500	6.000	12/01/38	550
				4,516
Connecticut - 0.1%
Mohegan Tribal Finance Authority Revenue Bonds(Å)	350	7.000	02/01/45	354

District of Columbia - 1.1%
District of Columbia Revenue Bonds	145	6.250	10/01/23	160
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds	4,000	Zero coupon	06/15/46	538
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds	2,475	5.000	10/01/53	2,771
				3,469
Florida - 7.9%
Bannon Lakes Community Development District Special Assessment	100	5.000	11/01/48	102
Bartram Park Community Development District Special Assessment	770	4.500	05/01/25	797
Bartram Park Community Development District Special Assessment	500	4.250	05/01/29	525
Bartram Park Community Development District Special Assessment	500	4.500	05/01/35	522
Charlotte County Industrial Development Authority Revenue Bonds(Å)	250	5.500	10/01/36	258
City of Atlantic Beach Florida Revenue Bonds	1,000	5.000	11/15/37	1,100
City of Cape Coral Florida Water & Sewer Revenue Bonds	1,000	4.000	10/01/36	1,107
City of Tampa Florida Revenue Bonds	960	5.000	04/01/45	1,102
County of Osceola Florida Revenue Bonds	3,700	6.000	10/01/24	2,962
Escambia County Health Facilities Authority Revenue Bonds	1,000	6.000	08/15/36	1,164
Grand Bay at Doral Community Development District Special Assessment	75	4.750	05/01/36	77
Grand Bay at Doral Community Development District Special Assessment	75	5.000	05/01/46	77
Greater Orlando Aviation Authority Revenue Bonds	750	5.000	11/15/36	798
Lakewood Ranch Stewardship District Special Assessment	100	4.000	05/01/21	104
Lakewood Ranch Stewardship District Special Assessment	100	4.250	05/01/26	106
Lakewood Ranch Stewardship District Special Assessment	1,000	4.875	05/01/35	1,055
Lakewood Ranch Stewardship District Special Assessment	100	5.000	05/01/36	107
Lakewood Ranch Stewardship District Special Assessment	215	5.125	05/01/46	227
Lee County Industrial Development Authority Revenue Bonds	750	5.000	11/15/29	767
Miami Beach Health Facilities Authority Revenue Bonds	2,250	5.000	11/15/39	2,578
Mid-Bay Bridge Authority Revenue Bonds	1,000	5.000	10/01/40	1,178
Orchid Grove Community Development District Special Assessment	970	3.625	05/01/21	979
Orchid Grove Community Development District Special Assessment	1,245	5.000	05/01/36	1,296
Palm Glades Community Development District Special Assessment	100	3.750	05/01/31	103
Reunion East Community Development District Special Assessment	750	5.000	05/01/25	824
Reunion East Community Development District Special Assessment	750	5.000	05/01/33	795
South-Dade Venture Community Development District Special Assessment	1,000	5.125	05/01/33	1,091
Tapestry Community Development District Special Assessment	100	5.000	05/01/46	102
Two Creeks Community Development District General Obligation	355	4.200	05/01/26	355
Two Creeks Community Development District General Obligation	100	3.500	05/01/32	99
Two Creeks Community Development District General Obligation	100	3.625	05/01/37	97
Venetian Community Development District Special Assessment	480	5.000	05/01/23	514
Verano 1 Community Development Distrtict Special Assessment	250	4.750	11/01/25	256
Verano 1 Community Development Distrtict Special Assessment	250	5.125	11/01/35	263
Verano 1 Community Development Distrtict Special Assessment	250	5.250	11/01/46	264
Volusia County Educational Facility Authority Revenue Bonds	240	5.000	06/01/45	283

See accompanying notes which are an integral part of this quarterly report.

224 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Winding Cypress Community Development District Special Assessment	100	5.000	11/01/45	103
				24,137
Georgia - 1.2%
Heard County Development Authority Revenue Bonds(Ê)	400	0.200	12/01/37	400
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,000	0.784	10/01/24	976
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,225	0.834	10/01/33	1,061
Private Colleges & Universities Authority Revenue Bonds	1,000	5.000	10/01/40	1,128
				3,565
Guam - 1.5%
Guam Government Waterworks Authority Revenue Bonds	1,000	5.500	07/01/43	1,184
Guam Government Waterworks Authority Revenue Bonds	65	5.000	01/01/46	76
Territory of Guam Revenue Bonds	900	5.000	11/15/19	992
Territory of Guam Revenue Bonds	500	5.000	11/15/29	580
Territory of Guam Revenue Bonds	1,500	5.000	11/15/35	1,701
				4,533
Hawaii - 0.8%
State of Hawaii Department of Budget & Finance Revenue Bonds	2,210	5.000	01/01/30	2,375

Illinois - 9.6%
Chicago Board of Education General Obligation Unlimited	145	4.250	12/01/18	138
Chicago Board of Education General Obligation Unlimited(Ê)	1,000	7.500	03/01/26	1,010
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/27	1,037
Chicago Board of Education General Obligation Unlimited	795	5.000	12/01/28	741
Chicago Board of Education General Obligation Unlimited(µ)	230	Zero coupon	12/01/29	132
Chicago Board of Education General Obligation Unlimited	150	5.125	12/01/32	141
Chicago Board of Education General Obligation Unlimited(Ê)	1,000	1.220	03/01/36	908
Chicago Board of Education General Obligation Unlimited	75	5.250	12/01/39	70
Chicago Board of Education General Obligation Unlimited	325	5.000	12/01/41	298
Chicago Board of Education General Obligation Unlimited	2,425	7.000	12/01/44	2,569
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	01/01/46	1,147
City of Chicago Illinois General Obligation Unlimited(µ)	2,445	5.000	01/01/29	2,547
City of Chicago Illinois General Obligation Unlimited	2,100	5.500	01/01/42	2,163
City of Chicago Illinois Revenue Bonds	900	5.000	01/01/34	1,002
City of Chicago Illinois Revenue Bonds	3,000	5.250	01/01/38	3,241
City of Chicago Illinois Waterworks Revenue Revenue Bonds	100	5.000	11/01/29	120
City of Springfield Illinois Electric Revenue Bonds(µ)	775	4.000	03/01/40	841
Illinois Finance Authority Revenue Bonds	500	5.000	04/01/31	501
Illinois Finance Authority Revenue Bonds	1,375	5.000	05/15/31	1,586
Illinois Finance Authority Revenue Bonds	200	5.000	04/01/36	200
Illinois Finance Authority Revenue Bonds	400	5.000	12/01/36	402
Illinois Finance Authority Revenue Bonds	630	5.000	12/01/37	696
Illinois Finance Authority Revenue Bonds	875	6.000	05/15/39	1,013
Illinois Finance Authority Revenue Bonds	350	6.500	10/15/40	351
Illinois Finance Authority Revenue Bonds	100	5.000	09/01/46	116
Metropolitan Pier & Exposition Authority Revenue Bonds	1,000	5.000	12/15/28	1,129
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	220	Zero coupon	06/15/30	133
Metropolitan Pier & Exposition Authority Revenue Bonds	1,000	5.000	06/15/52	1,089
Springfield Metropolitan Sanitation District General Obligation Limited	1,000	5.750	01/01/53	1,221
State of Illinois General Obligation Unlimited	1,000	5.000	05/01/29	1,107
State of Illinois General Obligation Unlimited(µ)	400	5.000	03/01/34	401
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax	100	5.800	03/01/37	96
Village of Bourbonnais Illinois Revenue Bonds	1,000	5.000	11/01/44	1,042
				29,188
Indiana - 1.1%
Indiana Finance Authority Revenue Bonds	600	5.500	08/15/40	667
Indiana Finance Authority Revenue Bonds	2,000	5.000	10/01/44	2,233
Indiana Finance Authority Revenue Bonds	270	5.500	08/15/45	299

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 225

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Indiana Municipal Power Agency Revenue Bonds	250	5.000	01/01/42	303
				3,502
Iowa - 0.3%
Iowa Higher Education Loan Authority Revenue Bonds	100	5.000	09/01/33	107
Iowa Tobacco Settlement Authority Revenue Bonds	160	5.375	06/01/38	160
Xenia Rural Water District Revenue Bonds	500	5.000	12/01/36	589
				856
Kentucky - 1.3%
County of Ohio Kentucky Revenue Bonds	2,235	6.000	07/15/31	2,275
Kentucky Economic Development Finance Authority Revenue Bonds	750	6.500	03/01/45	860
Louisville/Jefferson County Metropolitan Government Revenue Bonds	425	4.000	10/01/34	467
Louisville/Jefferson County Metropolitan Government Revenue Bonds	250	4.000	10/01/36	271
				3,873
Louisiana - 1.4%
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	750	6.000	10/01/44	882
Louisiana Public Facilities Authority Revenue Bonds	250	4.000	05/15/19	269
Louisiana Public Facilities Authority Revenue Bonds	300	4.000	05/15/20	331
Louisiana Public Facilities Authority Revenue Bonds	400	3.375	09/01/28	419
Louisiana Public Facilities Authority Revenue Bonds	375	3.500	06/01/30	394
New Orleans Aviation Board Revenue Bonds	1,755	5.000	01/01/45	2,040
				4,335
Maryland - 0.9%
City of Baltimore Maryland Revenue Bonds(µ)	175	5.250	09/01/39	175
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	730	4.000	07/01/20	813
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	600	5.250	01/01/37	695
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/45	1,165
				2,848
Massachusetts - 1.9%
Massachusetts Development Finance Agency Revenue Bonds	1,415	5.000	09/01/35	1,592
Massachusetts Development Finance Agency Revenue Bonds	1,545	5.000	07/01/44	1,806
Massachusetts Development Finance Agency Revenue Bonds	335	5.000	07/01/46	395
Massachusetts Port Authority Revenue Bonds(µ)	2,000	5.000	01/01/27	2,004
				5,797
Michigan - 4.4%
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	120	5.000	07/01/33	120
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	500	5.000	07/01/39	575
City of Detroit Michigan Sewage Disposal System Revenue Bonds	2,010	5.250	07/01/39	2,306
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	40	5.000	07/01/28	40
City of Detroit Michigan Water Supply System Revenue Bonds	200	5.000	07/01/36	221
City of Detroit Michigan Water Supply System Revenue Bonds	1,370	5.000	07/01/41	1,506
City of Detroit Michigan Water Supply System Revenue Revenue Bonds(µ)	20	5.250	07/01/19	20
City of Detroit Michigan Water Supply System Revenue Revenue Bonds(µ)	25	5.000	07/01/29	25
Flint Hospital Building Authority Revenue Bonds	100	5.250	07/01/39	103
Michigan Finance Authority Revenue Bonds	1,000	3.875	10/01/23	1,101
Michigan Finance Authority Revenue Bonds	300	5.000	07/01/33	354
Michigan Finance Authority Revenue Bonds(µ)	1,000	5.000	07/01/36	1,157
Michigan Finance Authority Revenue Bonds	1,815	5.500	11/15/45	1,924
Michigan Finance Authority Revenue Notes(Å)	700	5.750	08/22/16	701
Michigan Tobacco Settlement Finance Authority Revenue Bonds	175	5.125	06/01/22	173
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,500	6.000	06/01/34	2,519
Michigan Tobacco Settlement Finance Authority Revenue Bonds	100	6.000	06/01/48	100
Ypsilanti School District General Obligation Unlimited	300	5.000	05/01/22	353
				13,298
Minnesota - 1.4%
City of Blaine Minnesota Revenue Bonds	2,000	6.125	07/01/45	2,160
State Paul Housing & Redevelopment Authority Revenue Bonds	2,000	5.250	11/15/35	2,246
				4,406
Missouri - 0.8%

See accompanying notes which are an integral part of this quarterly report.

226 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Branson Industrial Development Authority Tax Allocation	110	5.500	06/01/29	110
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,410	5.000	05/01/40	1,564
State Louis County Industrial Development Authority Revenue Bonds	650	5.000	08/15/30	692
				2,366
Nevada - 0.2%
Las Vegas Redevelopment Agency Tax Allocation	250	5.000	06/15/45	290
Las Vegas Special Improvement District 607 Special Assessment	260	5.000	06/01/24	298
				588
New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	500	5.000	10/01/36	592

New Jersey - 4.9%
New Jersey Economic Development Authority Revenue Bonds	1,900	5.000	07/01/38	2,060
New Jersey Economic Development Authority Revenue Bonds	1,500	5.375	01/01/43	1,755
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	300	4.125	07/01/38	334
New Jersey Health Care Facilities Financing Authority Revenue Bonds	500	6.625	07/01/38	547
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	150	5.000	07/01/46	178
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	675	Zero coupon	12/15/27	466
New Jersey Transportation Trust Fund Authority Revenue Bonds	550	Zero coupon	12/15/35	241
New Jersey Transportation Trust Fund Authority Revenue Bonds	125	Zero coupon	12/15/36	52
New Jersey Transportation Trust Fund Authority Revenue Bonds	945	5.000	06/15/42	1,034
South Jersey Transportation Authority LLC Revenue Bonds	315	5.000	11/01/26	376
South Jersey Transportation Authority LLC Revenue Bonds	1,945	5.000	11/01/39	2,217
Tobacco Settlement Financing Corp. Revenue Bonds	1,130	5.000	06/01/29	1,142
Tobacco Settlement Financing Corp. Revenue Bonds	1,430	4.750	06/01/34	1,391
Tobacco Settlement Financing Corp. Revenue Bonds	3,325	5.000	06/01/41	3,269
				15,062
New York - 5.0%
County of Chautauqua Industrial Development Agency Revenue Bonds	650	5.875	04/01/42	703
Dutchess County Industrial Development Agency Revenue Bonds	2,200	4.500	08/01/36	2,067
New York City Industrial Development Agency Revenue Bonds(Ê)	1,000	2.000	08/01/28	1,000
New York Liberty Development Corp. Revenue Bonds	2,250	5.000	11/15/44	2,580
New York Liberty Development Corp. Revenue Bonds	1,500	7.250	11/15/44	1,974
New York State Dormitory Authority Revenue Bonds	400	5.000	12/01/35	455
New York Transportation Development Corp. Revenue Bonds	500	5.000	08/01/31	547
New York Transportation Development Corp. Revenue Bonds	3,340	5.000	07/01/41	3,822
New York Transportation Development Corp. Revenue Bonds	100	5.000	07/01/46	114
New York Transportation Development Corp. Revenue Bonds	250	5.250	01/01/50	289
New York Transportation Development Corp. Revenue Bonds(µ)	300	4.000	01/01/51	318
Onondaga Civic Development Corp. Revenue Bonds	910	5.000	07/01/42	1,118
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds	250	6.000	06/01/48	253
Westchester County Local Development Corp. Revenue Bonds	125	5.000	11/01/46	146
				15,386
North Carolina - 1.1%
North Carolina Medical Care Commission Revenue Bonds	1,000	5.000	10/01/35	1,194
North Carolina Medical Care Commission Revenue Bonds	1,750	5.000	11/01/37	2,119
				3,313
Ohio - 2.3%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,990	5.125	06/01/24	1,958
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,100	5.375	06/01/24	1,086
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,775	5.875	06/01/30	1,769
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,095	5.750	06/01/34	1,078
County of Hamilton Ohio Revenue Bonds	750	5.000	01/01/37	758
Lorain County Port Authority Revenue Bonds	510	6.750	12/01/40	489
				7,138
Oklahoma - 0.4%
Tulsa Airports Improvement Trust Revenue Bonds(Ê)	1,000	5.000	06/01/35	1,149

Oregon - 1.8%

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 227

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Astoria Hospital Facilities Authority Revenue Bonds	1,205	5.000	08/01/41	1,421
Oregon State Facilities Authority Revenue Bonds	750	6.375	09/01/40	810
Oregon State Facilities Authority Revenue Bonds	2,500	5.000	04/01/45	2,947
Yamhill County Hospital Authority Revenue Bonds	300	5.000	11/15/36	330
				5,508
Pennsylvania - 4.8%
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds	1,000	5.000	05/01/42	1,084
City of Harrisburg Pennsylvania General Obligation Unlimited(µ)	285	Zero coupon	09/15/22	221
Clairton Municipal Authority Revenue Bonds	240	5.000	12/01/42	272
East Hempfield Township Industrial Development Authority Revenue Bonds	600	5.000	07/01/45	651
Geisinger Authority Revenue Bonds(Ê)	100	0.956	05/01/37	88
Huntingdon County General Authority Revenue Bonds	1,000	5.000	05/01/46	1,159
Latrobe Industrial Development Authority Revenue Bonds	1,375	5.000	05/01/43	1,492
Montgomery County Industrial Development Authority Revenue Bonds	1,700	5.250	01/15/46	1,949
Northampton County General Purpose Authority Revenue Bonds	1,000	5.000	10/01/36	1,168
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,000	5.000	06/30/42	1,170
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	355	6.250	09/01/33	394
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	950	5.500	07/15/43	1,095
Pennsylvania State High Educational Fund Revenue Bonds(Ê)	365	0.400	07/01/31	429
Pennsylvania Turnpike Commission Revenue Bonds	1,250	5.000	12/01/40	1,485
Scranton Parking Authority Revenue Bonds(µ)	2,020	5.250	06/01/39	2,023
Scranton Redevelopment Authority Revenue Bonds	100	5.000	11/15/28	107
				14,787
Puerto Rico - 7.7%
Children's Trust Fund Revenue Bonds	12,000	Zero coupon	05/15/50	1,151
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	540	5.500	07/01/19	554
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	110	5.000	07/01/21	69
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	320	5.250	07/01/24	335
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	100	5.000	07/01/31	103
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	130	5.125	07/01/31	82
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	235	5.000	07/01/35	148
Commonwealth of Puerto Rico General Obligation Unlimited	1,000	5.000	07/01/35	1,032
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	1,250	8.000	07/01/35	816
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	530	6.000	07/01/39	337
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	180	6.000	07/01/40	114
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	265	5.000	07/01/28	275
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	20	5.000	07/01/30	14
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	50	5.000	07/01/33	35
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	2,920	5.250	07/01/42	2,051
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	75	6.000	07/01/44	53
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	140	6.000	07/01/47	99
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	100	5.000	07/01/17	100
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	2,050	5.000	07/01/31	2,055
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	125	4.500	07/01/36	124
Puerto Rico Electric Power Authority Revenue Bonds(µ)	270	5.000	07/01/22	271
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	915	0.738	07/01/29	659
Puerto Rico Highways & Transportation Authority Revenue Bonds(Å)	60	5.000	07/01/28	15
Puerto Rico Highways & Transportation Authority Revenue Bonds	360	5.000	07/01/28	352
Puerto Rico Highways & Transportation Authority Revenue Bonds(Å)	205	5.000	07/01/32	53
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	160	4.750	07/01/38	152
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	3,700	5.250	07/01/38	3,690
Puerto Rico Highways & Transportation Authority Revenue Bonds(Å)	180	5.000	07/01/42	46
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	230	5.500	07/01/17	233
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,230	5.500	07/01/23	2,381
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	1,500	5.250	07/01/21	1,509
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	425	6.000	07/01/24	442
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	115	6.750	08/01/16	59
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	155	6.250	08/01/19	53

See accompanying notes which are an integral part of this quarterly report.

228 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	280	5.750	08/01/37	140
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	75	5.375	08/01/39	37
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	500	6.375	08/01/39	253
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	1,425	5.250	08/01/41	705
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(µ)	14,125	Zero coupon	08/01/45	2,596
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	235	6.125	08/01/19	80
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	610	6.500	08/01/44	310
				23,583
Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Revenue Bonds	500	5.000	05/15/39	586

South Carolina - 0.1%
South Carolina Ports Authority Revenue Bonds	125	5.250	07/01/55	146
South Carolina State Public Service Authority Revenue Bonds	250	5.250	12/01/55	303
				449
Tennessee - 1.8%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	650	5.000	10/01/35	764
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	2,000	5.000	10/01/44	2,308
Johnson City Health & Educational Facilities Board Revenue Bonds	1,000	5.000	08/15/42	1,106
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	100	5.000	07/01/40	120
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	1,000	5.000	10/01/41	1,181
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	100	5.000	07/01/46	120
				5,599
Texas - 6.3%
Austin Convention Enterprises, Inc. Revenue Bonds(µ)	1,690	4.300	01/01/33	1,695
Austin Convention Enterprises, Inc. Revenue Bonds(µ)	760	5.000	01/01/34	770
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.250	12/01/35	56
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	65	5.000	12/01/40	70
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.000	12/01/45	54
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/45	118
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/46	118
Central Texas Turnpike System Revenue Bonds	3,000	5.000	08/15/42	3,488
City of Aubrey Texas Revenue Bonds	700	7.250	09/01/45	724
City of Celina Texas Special Assessment	50	6.250	09/01/45	54
City of Celina Texas Special Assessment	100	7.500	09/01/45	115
City of Houston Texas Airport System Revenue Bonds	500	5.000	07/01/29	568
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/30	1,133
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/35	1,112
Clifton Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/45	570
Decatur Hospital Authority Revenue Bonds	200	5.250	09/01/44	220
Grand Parkway Transportation Corp. Revenue Bonds	2,500	5.500	04/01/53	2,947
Kaufman County Fresh Water Supply District No. 1-C	185	4.000	09/01/35	199
New Hope Cultural Education Facilities Corp. Revenue Bonds	55	5.000	04/01/36	64
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,500	4.750	04/01/46	1,658
North East Texas Regional Mobility Authority Revenue Bonds	385	5.000	01/01/41	450
Texas City Industrial Development Corp. Revenue Bonds	1,000	4.125	12/01/45	1,044
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	750	6.250	12/15/26	952
Texas State Transportation Revenue Bonds	100	5.000	12/31/50	116
Texas State Transportation Revenue Bonds	100	5.000	12/31/55	115
Tyler Health Facilities Development Corp. Revenue Bonds	500	5.250	11/01/27	518
Viridian Municipal Management District Special Assessment	100	4.000	12/01/21	107
Viridian Municipal Management District Special Assessment	100	4.750	12/01/43	104
				19,139
Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds	1,050	5.000	10/01/42	1,200

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 229

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Virgin Islands - 2.2%
Virgin Islands Public Finance Authority Revenue Bonds(µ)	2,000		4.000	10/01/22	2,149
Virgin Islands Public Finance Authority Revenue Bonds	1,000		6.750	10/01/37	1,056
Virgin Islands Public Finance Authority Revenue Bonds	2,200		5.000	10/01/39	2,194
Virgin Islands Water & Power Authority - Electric System Revenue Bonds	615		4.000	07/01/21	608
Virgin Islands Water & Power Authority - Electric System Revenue Bonds	560		5.000	07/01/31	543
					6,550
Virginia - 0.5%
Tobacco Settlement Financing Corp. Revenue Bonds	1,000		5.200	06/01/46	992
Tobacco Settlement Financing Corp. Revenue Bonds	290		5.000	06/01/47	282
Virginia Small Business Financing Authority Revenue Bonds	180		5.000	01/01/40	197
					1,471
Washington - 1.4%
Washington Health Care Facilities Authority Revenue Bonds	2,315		5.000	07/01/39	2,641
Whidbey Island Public Hospital District General Obligation Unlimited	1,500		5.500	12/01/33	1,715
					4,356
Wisconsin - 0.7%
Public Finance Authority Revenue Bonds	100		4.300	11/01/30	108
Public Finance Authority Revenue Bonds	500		5.000	07/01/42	551
Public Finance Authority Revenue Bonds	1,000		5.875	04/01/45	1,083
Public Finance Authority Revenue Bonds	340		5.250	07/01/47	378
					2,120
Total Municipal Bonds (cost $274,948)					293,191

Short-Term Investments - 5.3%
Russell U.S. Cash Management Fund	15,961,446	(8)			15,961
Total Short-Term Investments (cost $15,961)					15,961

Total Investments 101.3% (identified cost $290,909)					309,152
Other Assets and Liabilities, Net - (1.3%)					(3,828)
Net Assets - 100.0%					305,324

See accompanying notes which are an integral part of this quarterly report.

230 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.1%
California Statewide Communities Development Authority Revenue Bonds	04/28/16	250,000	104.36	261	290
Charlotte County Industrial Development Authority Revenue Bonds	12/09/15	250,000	98.79	247	258
Commonwealth of Puerto Rico General Obligation Unlimited	06/02/15	130,000	70.59	92	82
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	530,000	67.11	356	337
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	235,000	69.01	162	148
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	110,000	77.96	86	69
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	1,250,000	79.91	999	816
Commonwealth of Puerto Rico General Obligation Unlimited	06/04/15	180,000	70.68	127	114
Michigan Finance Authority Revenue Notes	09/11/15	700,000	100.00	700	701
Mohegan Tribal Finance Authority Revenue Bonds	10/06/15	350,000	95.42	334	354
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	60,000	51.49	31	15
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	180,000	54.46	98	46
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	205,000	55.16	113	53
					3,283
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Interest Rate Swap Contracts
Amounts in thousands
				Termination	Fair Value
Counterparty	Notional Amount	Fund Receives	Fund Pays	Date	$
Morgan Stanley	USD 2,200	Three Month LIBOR	2.750%	09/21/46	(477)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $366 (å)					(477)

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 231

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Municipal Bonds
Alabama	$—	$5,708	$—	$—	$5,708
Alaska	—	3,018	—	—	3,018
Arizona	—	3,145	—	—	3,145
California	—	39,325	—	—	39,325
Colorado	—	4,516	—	—	4,516
Connecticut	—	354	—	—	354
District of Columbia	—	3,469	—	—	3,469
Florida	—	24,137	—	—	24,137
Georgia	—	3,565	—	—	3,565
Guam	—	4,533	—	—	4,533
Hawaii	—	2,375	—	—	2,375
Illinois	—	29,188	—	—	29,188
Indiana	—	3,502	—	—	3,502
Iowa	—	856	—	—	856
Kentucky	—	3,873	—	—	3,873
Louisiana	—	4,335	—	—	4,335
Maryland	—	2,848	—	—	2,848
Massachusetts	—	5,797	—	—	5,797
Michigan	—	13,298	—	—	13,298
Minnesota	—	4,406	—	—	4,406
Missouri	—	2,366	—	—	2,366
Nevada	—	588	—	—	588
New Hampshire	—	592	—	—	592
New Jersey	—	15,062	—	—	15,062
New York	—	15,386	—	—	15,386
North Carolina	—	3,313	—	—	3,313
Ohio	—	7,138	—	—	7,138
Oklahoma	—	1,149	—	—	1,149
Oregon	—	5,508	—	—	5,508
Pennsylvania	—	14,787	—	—	14,787
Puerto Rico	—	23,583	—	—	23,583
Rhode Island	—	586	—	—	586
South Carolina	—	449	—	—	449
Tennessee	—	5,599	—	—	5,599
Texas	—	19,139	—	—	19,139
Vermont	—	1,200	—	—	1,200
Virgin Islands	—	6,550	—	—	6,550
Virginia	—	1,471	—	—	1,471
Washington	—	4,356	—	—	4,356
Wisconsin	—	2,120	—	—	2,120
Short-Term Investments	—	—	—	15,961	15,961

Total Investments	$—	$293,190	$—	$15,961	$309,151

Other Financial Instruments

See accompanying notes which are an integral part of this quarterly report.

232 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Liabilities
Interest Rate Swap Contracts	—	(477)	—	—	(477)
Total Other Financial Instruments	$—	$(477)	$—	$—	$(477)

(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the
Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 233

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 96.1%
Alabama - 1.4%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,203
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	623
Alabama Public School & College Authority Revenue Bonds	3,385	5.000	05/01/23	4,208
Alabama Special Care Facilities Financing Authority-Birmingham Alabama Revenue
Bonds	850	5.250	06/01/25	940
Birmingham Water Works Board Revenue Bonds(µ)	1,275	5.000	01/01/17	1,299
County of Jefferson Alabama General Obligation Limited(µ)	4,100	5.000	04/01/22	4,170
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,570
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	574
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/30	1,190
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/31	1,187
Mobile County Board of School Commissioners Revenue Bonds	1,445	5.000	03/01/32	1,680
				19,644
Alaska - 0.1%
Alaska Railroad Corp. Revenue Bonds	500	5.000	08/01/18	536
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	862
Northern Tobacco Securitization Corp. Revenue Bonds	350	5.000	06/01/32	350
				1,748
Arizona - 2.4%
Apache County Industrial Development Authority Revenue Bonds	3,000	4.500	03/01/30	3,329
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,132
Arizona Health Facilities Authority Revenue Bonds	2,000	5.000	02/01/18	2,124
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,128
Arizona Health Facilities Authority Revenue Bonds	2,255	5.000	02/01/34	2,570
Arizona Transportation Board Revenue Bonds	2,685	5.000	07/01/25	3,444
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,000	5.000	10/01/18	1,095
County of Pinal Arizona Revenue Bonds	2,455	5.000	08/01/21	2,915
County of Pinal Arizona Revenue Bonds	1,775	5.000	08/01/25	2,217
Maricopa County Pollution Control Corp. Revenue Bonds(Ê)	2,310	5.200	06/01/43	2,560
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,804
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,274
Student & Academic Services LLC Revenue Bonds(µ)	200	5.000	06/01/26	246
Student & Academic Services LLC Revenue Bonds(µ)	425	5.000	06/01/27	519
Student & Academic Services LLC Revenue Bonds(µ)	390	5.000	06/01/28	473
Town of Marana Arizona Revenue Bonds	2,240	5.000	07/01/26	2,746
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	975
Town of Marana Arizona Revenue Bonds	1,735	5.000	07/01/28	2,099
				34,650
Arkansas - 0.2%
County of Pulaski Arkansas Revenue Bonds	1,000	5.000	03/01/29	1,251
Henderson State University Revenue Bonds(µ)	850	2.000	11/01/16	853
Henderson State University Revenue Bonds(µ)	220	3.000	11/01/18	230
Pulaski County Public Facilities Board Revenue Bonds	440	5.000	12/01/22	534
				2,868
California - 8.5%
Abag Finance Authority for Nonprofit Corps. Revenue Bonds	1,340	6.000	08/01/30	1,643
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	400	5.000	08/01/20	465
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	600	5.000	08/01/21	716
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	2,855	5.000	08/01/32	3,512
Brentwood Infrastructure Financing Authority Special Assessment(µ)	1,000	5.000	09/02/29	1,210
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,138
California State Public Works Board Revenue Bonds	1,100	5.000	12/01/16	1,117
California State Public Works Board Revenue Bonds	825	4.000	12/01/34	940
California Statewide Communities Development Authority Revenue Bonds	640	3.500	11/01/18	654
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,519
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,543

See accompanying notes which are an integral part of this quarterly report.

234 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
California Statewide Communities Development Authority Revenue Bonds	1,015	5.000	05/15/30	1,250
California Statewide Communities Development Authority Revenue Bonds	1,565	6.125	11/01/33	1,831
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	08/01/34	1,200
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	12/01/36	1,160
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	632
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,264
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	821
City of Fresno California Airport Revenue Bonds(µ)	225	5.000	07/01/22	266
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,901
City of Vallejo California Water Revenue Bonds	2,755	5.250	05/01/27	3,364
City of Vallejo California Water Revenue Bonds	3,105	5.250	05/01/29	3,778
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	233
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	589
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	149
County of Los Angeles California Certificate Of Participation	430	5.000	09/01/22	522
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,165
Dinuba Redevelopment Agency Tax Allocation(µ)	590	5.000	09/01/33	702
El Monte Union High School District General Obligation Unlimited(µ)	4,750	5.500	06/01/34	5,400
Emeryville Redevelopment Agency Successor Agency Tax Allocation	1,980	5.000	09/01/20	2,305
Florin Resource Conservation District Revenue Bonds(µ)	300	4.000	09/01/17	309
Florin Resource Conservation District Revenue Bonds(µ)	455	4.000	09/01/18	484
Florin Resource Conservation District Revenue Bonds(µ)	100	5.000	09/01/23	122
Florin Resource Conservation District Revenue Bonds(µ)	450	5.000	09/01/24	557
Golden State Tobacco Securitization Corp. Revenue Bonds(µ)	750	4.600	06/01/23	799
Jurupa California Public Authority Special Tax Revenue Bonds	425	3.500	09/01/17	439
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,482
Oxnard Financing Authority Revenue Bonds(µ)	740	5.000	06/01/21	870
Oxnard Financing Authority Revenue Bonds(µ)	775	5.000	06/01/34	924
Oxnard School District General Obligation Unlimited(µ)	165	5.250	08/01/26	212
Oxnard School District General Obligation Unlimited(µ)	810	5.250	08/01/28	1,028
Oxnard School District General Obligation Unlimited(µ)	325	5.250	08/01/29	411
Pajaro Valley Water Management Agency Revenue Bonds(µ)	775	4.000	03/01/18	818
Riverside County Public Financing Authority Tax Allocation(µ)	2,270	5.000	10/01/27	2,850
Sacramento Unified School District General Obligation Unlimited(µ)	4,000	5.000	07/01/31	4,729
San Diego Public Facilities Financing Authority Water Revenue Bonds	8,415	5.000	08/01/26	11,157
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,220
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	5,000	5.000	01/15/29	5,997
San Ysidro School District Certificate Of Participation(µ)	1,175	5.000	09/01/28	1,433
Shasta Lake Public Finance Authority Tax Allocation(µ)	385	5.000	12/01/25	489
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	1,027
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,627
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,154
State of California Department of Water Resources Power Supply Revenue Bonds	1,000	5.000	05/01/17	1,034
State of California Department of Water Resources Revenue Bonds(ae)	860	5.000	06/01/18	931
State of California Department of Water Resources Revenue Bonds	140	5.000	12/01/21	151
State of California General Obligation Unlimited(µ)	1,000	6.000	02/01/17	1,027
State of California General Obligation Unlimited(ae)	635	5.250	07/01/19	721
State of California General Obligation Unlimited	2,000	5.000	02/01/20	2,293
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,816
State of California General Obligation Unlimited	365	5.250	07/01/21	414
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,158
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,899
State of California General Obligation Unlimited	5,760	5.000	03/01/26	7,403
State of California General Obligation Unlimited	2,500	5.250	09/01/28	3,025
State of California General Obligation Unlimited	2,685	5.000	10/01/29	2,875
State of California General Obligation Unlimited	450	5.000	02/01/31	538
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,592

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 235

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Watereuse Finance Authority Revenue Bonds	1,230	5.500	05/01/36	1,538
West Kern Community College District Certificate Of Participation(µ)	470	3.000	11/01/16	473
				124,015
Colorado - 2.2%
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,364
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,400
Colorado Educational & Cultural Facilities Authority Revenue Bonds	300	2.000	12/01/16	302
Colorado Educational & Cultural Facilities Authority Revenue Bonds	2,000	5.000	04/01/18	2,140
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,220	5.000	10/01/20	1,394
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,000	5.000	08/15/30	1,161
Colorado Health Facilities Authority Revenue Bonds	255	5.250	06/01/23	256
Colorado Health Facilities Authority Revenue Bonds	1,500	5.000	09/01/30	1,755
Colorado Health Facilities Authority Revenue Bonds	685	5.250	02/01/31	774
Denver Convention Center Hotel Authority Revenue Bonds(µ)	1,265	5.000	12/01/35	1,272
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,844
E-470 Public Highway Authority Revenue Bonds(µ)	850	5.000	09/01/17	853
E-470 Public Highway Authority Revenue Bonds	2,250	5.375	09/01/26	2,537
Eaton Area Park & Recreation District General Obligation Limited	470	5.500	12/01/30	522
Park Creek Metropolitan District Revenue Bonds	1,860	4.000	12/01/20	2,044
Regional Transportation District Certificate Of Participation	6,725	5.000	06/01/27	8,140
				31,758
Connecticut - 2.0%
City of Bridgeport Connecticut General Obligation Unlimited(µ)	965	5.000	07/01/29	1,159
City of Hartford Connecticut General Obligation Unlimited(µ)	375	5.000	10/01/18	410
City of New Haven Connecticut General Obligation Unlimited(µ)	2,000	5.000	08/01/21	2,337
City of New Haven Connecticut General Obligation Unlimited(µ)	1,915	5.000	09/01/30	2,315
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,712
State of Connecticut General Obligation Unlimited	6,500	5.000	11/15/21	7,713
State of Connecticut General Obligation Unlimited	5,685	5.000	11/15/22	6,874
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	5,553
				29,073
Delaware - 0.1%
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,041

District of Columbia - 0.3%
District of Columbia Revenue Bonds	2,000	5.000	06/01/36	2,294
Metropolitan Washington Airports Authority Revenue Bonds	1,500	5.000	10/01/35	1,721
				4,015
Florida - 9.0%
Capital Projects Finance Authority Revenue Bonds(µ)	220	5.125	10/01/21	220
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,696
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,784
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	2,878
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,941
City of Lakeland Florida Department of Electric Utilities Revenue Bonds(µ)	2,000	5.000	10/01/17	2,103
City of Miami Beach Florida Parking Revenue Bonds(µ)	395	5.000	09/01/32	485
City of Miami Beach Florida Parking Revenue Bonds(µ)	1,755	5.000	09/01/33	2,146
City of North Port Florida Special Assessment(µ)	715	5.000	07/01/25	873
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,384
City of Pembroke Pines Florida Revenue Bonds(µ)	1,000	5.000	10/01/16	1,007
City of Tallahassee Florida Revenue Bonds	500	5.000	12/01/27	617
City of Tallahassee Florida Revenue Bonds	650	5.000	12/01/28	798
City of Tampa Florida Revenue Bonds	1,000	4.000	09/01/33	1,071
Collier County Health Facilities Authority Revenue Bonds	350	2.000	05/01/17	353
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	1,997
County of Miami-Dade Florida Aviation Revenue Bonds	1,235	5.250	10/01/30	1,439
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,596
County of Miami-Dade Florida Revenue Bonds	3,600	5.000	10/01/29	4,301

See accompanying notes which are an integral part of this quarterly report.

236 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
County of Miami-Dade Florida Revenue Bonds(µ)	4,310	Zero coupon	10/01/35	2,130
County of Miami-Dade Florida Water & Sewer System Revenue Bonds(µ)	1,500	5.250	10/01/19	1,709
County of Orange Florida Sales Tax Revenue Bonds	8,885	5.000	01/01/20	10,132
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,728
Florida Municipal Power Agency Revenue Bonds	4,660	5.000	10/01/28	5,954
JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,051
JEA Electric System Revenue Bonds	645	5.000	10/01/20	750
Kissimmee Utility Authority Revenue Bonds(µ)	1,000	5.000	10/01/17	1,050
Miami Beach Health Facilities Authority Revenue Bonds	200	4.000	11/15/16	202
Miami Beach Health Facilities Authority Revenue Bonds	125	4.000	11/15/18	133
Miami Beach Health Facilities Authority Revenue Bonds	5,930	5.000	11/15/29	6,783
Miami-Dade County Expressway Authority Revenue Bonds	350	5.000	07/01/18	378
Mid-Bay Bridge Authority Revenue Bonds	455	5.000	10/01/23	546
Mid-Bay Bridge Authority Revenue Bonds	2,500	7.250	10/01/34	3,283
Orange County Health Facilities Authority Revenue Bonds	3,000	5.000	10/01/39	3,630
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,400
Orlando-Orange County Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	4,774
Palm Beach County Health Facilities Authority Revenue Bonds	1,000	3.000	12/01/17	1,026
Reedy Creek Improvement District General Obligation Limited	850	5.000	06/01/20	981
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	6,161
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	6,008
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	786
State of Florida General Obligation Unlimited	11,000	5.000	06/01/21	13,115
State of Florida General Obligation Unlimited	2,990	5.000	06/01/22	3,648
Tampa Sports Authority Revenue Bonds	6,790	5.000	01/01/22	8,130
Volusia County School Board Certificate Of Participation(µ)	1,730	5.000	08/01/32	2,125
				130,302
Georgia - 1.5%
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,850
City of Atlanta Department of Aviation Revenue Bonds	825	5.250	01/01/30	963
City of Atlanta Georgia General Obligation Limited	3,415	5.000	12/01/21	4,120
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,000	6.000	11/01/20	1,170
City of Atlanta Georgia Water & Wastewater Revenue Bonds(µ)	2,000	5.500	11/01/23	2,299
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,521
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,000	5.000	08/01/21	1,171
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,220	5.000	08/01/22	1,452
Municipal Electric Authority of Georgia Revenue Bonds(µ)	850	6.250	01/01/17	870
Private Colleges & Universities Authority Revenue Bonds	1,500	5.000	09/01/16	1,506
Private Colleges & Universities Authority Revenue Bonds	565	5.000	04/01/17	580
Private Colleges & Universities Authority Revenue Bonds	1,190	5.000	04/01/27	1,426
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,210
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,291
				22,429
Guam - 0.9%
Guam Government Waterworks Authority Revenue Bonds	1,240	5.000	07/01/28	1,445
Guam Government Waterworks Authority Revenue Bonds	5,200	5.000	07/01/29	6,032
Guam Power Authority Revenue Bonds	2,500	5.500	10/01/30	2,808
Guam Power Authority Revenue Bonds	1,000	5.000	10/01/34	1,129
Territory of Guam Revenue Bonds	500	5.375	12/01/24	549
Territory of Guam Revenue Bonds	785	5.000	01/01/32	855
				12,818
Idaho - 0.7%
Idaho Health Facilities Authority Revenue Bonds	1,000	5.000	09/01/28	1,179
Idaho Health Facilities Authority Revenue Bonds	710	5.000	09/01/29	834
Idaho Health Facilities Authority Revenue Bonds	1,500	5.000	12/01/30	1,782
Idaho Housing & Finance Association Revenue Bonds(µ)	1,330	5.250	07/15/21	1,450
Idaho Housing & Finance Association Revenue Bonds(µ)	1,665	5.250	07/15/26	1,815
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,988

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 237

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,109
				10,157
Illinois - 8.6%
Chicago Board of Education General Obligation Unlimited(µ)	1,405	5.000	12/01/19	1,458
Chicago Board of Education General Obligation Unlimited	5,000	7.000	12/01/26	5,327
Chicago Board of Education General Obligation Unlimited(µ)	2,120	5.000	12/01/27	2,197
Chicago Board of Education General Obligation Unlimited(µ)	1,750	Zero coupon	12/01/30	951
Chicago Midway International Airport Revenue Bonds	4,435	5.000	01/01/34	5,223
Chicago Public Building Commission Revenue Bonds(µ)	1,580	5.250	12/01/18	1,656
City of Chicago Illinois General Obligation Unlimited	715	5.000	01/01/17	724
City of Chicago Illinois General Obligation Unlimited	1,115	5.000	01/01/19	1,154
City of Chicago Illinois General Obligation Unlimited(µ)	575	5.000	12/01/19	582
City of Chicago Illinois General Obligation Unlimited(µ)	380	5.000	01/01/20	385
City of Chicago Illinois General Obligation Unlimited(µ)	250	4.250	01/01/21	251
City of Chicago Illinois General Obligation Unlimited(µ)	2,535	4.250	12/01/21	2,555
City of Chicago Illinois General Obligation Unlimited	1,500	5.000	01/01/24	1,542
City of Chicago Illinois General Obligation Unlimited(µ)	2,825	5.250	01/01/24	2,957
City of Chicago Illinois Midway Airport Revenue Bonds	940	5.000	01/01/30	1,120
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	1,560	5.000	01/01/28	1,672
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	725	5.000	01/01/29	774
City of Chicago Illinois Wastewater Transmission Revenue Bonds	625	5.000	01/01/18	655
City of Chicago Illinois Wastewater Transmission Revenue Bonds	505	5.000	01/01/29	584
City of Chicago Illinois Wastewater Transmission Revenue Bonds	1,630	5.000	01/01/35	1,872
City of Chicago Illinois Waterworks Revenue Bonds	1,000	5.000	11/01/34	1,160
City of Chicago Illinois Waterworks Revenue Bonds(µ)	100	5.000	11/01/24	101
City of Freeport Illinois General Obligation Unlimited(µ)	435	2.000	12/01/17	443
City of Freeport Illinois General Obligation Unlimited(µ)	650	2.000	12/01/18	664
City of Peoria Illinois General Obligation Unlimited	625	5.000	01/01/22	664
City of Springfield Illinois Electric Revenue Bonds	1,280	5.000	03/01/32	1,530
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,770
Cook County Community College District No. 508 General Obligation Unlimited	2,000	5.000	12/01/33	2,283
County of Cook Illinois General Obligation Unlimited	350	5.000	11/15/21	405
County of Cook Illinois General Obligation Unlimited	5,450	5.000	11/15/29	6,618
County of Du Page Illinois General Obligation Limited	600	5.000	01/01/28	759
Illinois Finance Authority Revenue Bonds	1,000	5.000	11/15/18	1,094
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,129
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,128
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,092
Illinois Finance Authority Revenue Bonds	2,500	5.750	08/15/29	2,806
Illinois Sports Facilities Authority Revenue Bonds(µ)	1,000	5.250	06/15/31	1,155
Illinois State Toll Highway Authority Revenue Bonds	5,000	5.000	12/01/32	6,179
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited(µ)	850	5.000	01/01/33	983
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,545
Metropolitan Pier & Exposition Authority Revenue Bonds	5,565	5.000	12/15/28	6,281
Northern Illinois Municipal Power Agency Revenue Bonds(µ)	4,025	5.000	01/01/23	4,248
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	1,072
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,109
Southern Illinois University Revenue Bonds(µ)	1,470	5.000	04/01/27	1,766
Southern Illinois University Revenue Bonds(µ)	850	5.000	04/01/28	1,013
Southwestern Illinois Development Authority Revenue Bonds(µ)	1,005	5.000	10/15/33	1,189
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,217
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,337
State of Illinois General Obligation Unlimited	1,000	5.000	08/01/22	1,125
State of Illinois General Obligation Unlimited	2,290	5.000	08/01/25	2,524
State of Illinois General Obligation Unlimited	2,175	5.000	05/01/30	2,396
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	14,552
State of Illinois Sports Facilities Authority Revenue Bonds	1,125	5.000	06/15/18	1,197

See accompanying notes which are an integral part of this quarterly report.

238 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of Illinois Sports Facilities Authority Revenue Bonds	500	5.000	06/15/19	548
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,256
University of Illinois Revenue Bonds	1,470	5.500	04/01/31	1,687
Village of Bellwood Illinois General Obligation Unlimited	1,000	5.875	12/01/27	1,209
Village of Bellwood Illinois General Obligation Unlimited(µ)	2,075	5.000	12/01/32	2,468
Village of East Dundee Illinois General Obligation Unlimited(µ)	600	4.000	12/01/23	687
Village of Franklin Park Illinois General Obligation Unlimited(µ)	295	5.000	07/01/18	318
Village of Melrose Park Illinois General Obligation Unlimited(µ)	530	2.000	12/15/17	540
Volo Village Special Service Area No. 3 & 6 Special Tax(µ)	1,095	5.000	03/01/34	1,302
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	869
Western Illinois Economic Development Authority Revenue Bonds(µ)	1,140	5.000	01/01/27	1,361
Western Illinois Economic Development Authority Revenue Bonds(µ)	725	5.000	01/01/28	862
Western Illinois University Revenue Bonds(µ)	485	5.000	04/01/21	550
Western Illinois University Revenue Bonds(µ)	560	5.000	04/01/24	667
				125,497
Indiana - 0.2%
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,148
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,066
				2,214
Iowa - 0.9%
City of Ames Iowa Revenue Bonds	2,000	5.000	06/15/31	2,450
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,712
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,787
Xenia Rural Water District Revenue Bonds	3,000	5.000	12/01/28	3,664
				12,613
Kansas - 0.3%
Seward County Unified School District No. 480 Liberal General Obligation Unlimited	4,000	5.000	09/01/30	4,753

Kentucky - 0.6%
Commonwealth of Kentucky Certificate Of Participation	275	2.000	06/15/17	278
County of Harrison Kentucky Revenue Notes	1,000	1.500	05/01/17	1,001
County of Pulaski Kentucky General Obligation Unlimited(µ)	170	3.000	12/01/17	175
County of Pulaski Kentucky General Obligation Unlimited(µ)	165	3.000	12/01/19	175
Kenton County School District Finance Corp. Revenue Bonds	330	2.000	10/01/16	331
Kentucky Economic Development Finance Authority Revenue Bonds	2,035	4.000	07/01/31	2,177
Kentucky Municipal Power Agency Revenue Bonds(µ)	1,500	5.000	09/01/19	1,674
Louisville/Jefferson County Metropolitan Government Revenue Bonds	2,100	5.000	10/01/30	2,578
				8,389
Louisiana - 1.9%
City of New Orleans Louisiana Sewerage Service Revenue Bonds	250	5.000	06/01/27	304
City of New Orleans Louisiana Sewerage Service Revenue Bonds	1,000	5.000	06/01/35	1,177
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	2,955	5.000	12/01/32	3,591
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	1,000	5.000	12/01/33	1,210
Lafayette Consolidated Government Revenue Bonds(µ)	805	5.000	11/01/20	928
Lafayette Consolidated Government Revenue Bonds(µ)	700	5.000	11/01/29	849
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	300	5.000	11/01/19	339
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	1,160	5.000	08/01/22	1,372
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,113
Louisiana Public Facilities Authority Revenue Bonds(µ)	1,615	5.000	09/01/29	1,924
Louisiana Public Facilities Authority Revenue Bonds	250	5.000	05/15/30	306
Louisiana Public Facilities Authority Revenue Bonds	595	5.000	11/01/33	708
Louisiana State Citizens Property Insurance Corp. Revenue Bonds(µ)	2,460	6.750	06/01/26	2,736
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	8,316
State of Louisiana General Obligation Unlimited	850	5.000	08/01/24	1,060
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,609
				27,542
Maryland - 0.3%

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 239

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
County of Montgomery Maryland General Obligation Unlimited	1,350	5.000	07/01/19	1,521
Maryland Economic Development Corp. Revenue Bonds	1,155	5.125	06/01/20	1,312
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,002
				3,835
Massachusetts - 0.8%
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	10/01/16	1,008
Commonwealth of Massachusetts General Obligation Limited(µ)(Ê)	3,000	0.480	12/01/30	2,723
Commonwealth of Massachusetts Revenue Bonds	4,000	5.000	06/15/20	4,643
Massachusetts Clean Water Trust (The) Revenue Bonds	1,090	5.000	08/01/16	1,090
Massachusetts Development Finance Agency Revenue Bonds	1,675	5.000	07/01/31	2,060
				11,524
Michigan - 3.6%
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,807
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,976
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	1,015	5.000	07/01/18	1,018
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	170	4.500	07/01/25	171
County of Wayne Michigan General Obligation Limited(µ)	3,000	5.000	02/01/34	3,080
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,128
Grand Rapids Public Schools General Obligation Unlimited(µ)	2,430	5.000	05/01/34	2,969
Grand Rapids Public Schools General Obligation Unlimited(µ)	1,000	5.000	05/01/35	1,217
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,697
Michigan Finance Authority Revenue Bonds	450	5.000	07/01/19	499
Michigan Finance Authority Revenue Bonds	600	5.000	12/01/20	675
Michigan Finance Authority Revenue Bonds	730	5.000	12/01/21	835
Michigan Finance Authority Revenue Bonds	770	5.000	12/01/22	895
Michigan Finance Authority Revenue Bonds	655	5.000	12/01/23	767
Michigan Finance Authority Revenue Bonds	2,000	5.000	04/01/25	2,438
Michigan Finance Authority Revenue Bonds	1,000	5.000	11/01/27	1,176
Michigan Finance Authority Revenue Bonds	4,655	5.000	07/01/28	5,489
Michigan Finance Authority Revenue Bonds	1,375	5.000	07/01/29	1,614
Michigan Finance Authority Revenue Bonds	3,000	5.000	11/15/29	3,643
Michigan Finance Authority Revenue Bonds	1,000	5.000	07/01/30	1,181
Michigan Finance Authority Revenue Bonds	500	5.000	07/01/35	588
Michigan Finance Authority Revenue Bonds	585	5.000	12/01/36	648
Michigan State Building Authority Revenue Bonds	125	5.000	04/15/22	150
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	1,087
Michigan Strategic Fund Tax Allocation(Ê)	5,000	4.125	07/01/45	5,110
Michigan Tobacco Settlement Finance Authority Revenue Bonds	3,170	5.125	06/01/22	3,138
Royal Oak School District General Obligation Unlimited	1,435	5.000	05/01/18	1,544
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	520
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,107
Wayne County Airport Authority Revenue Bonds	435	5.000	12/01/29	529
				51,696
Minnesota - 0.8%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,305
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,097
City of Rochester Minnesota Revenue Bonds(Ê)	1,125	4.000	11/15/30	1,208
City of Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,217
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	792
State Paul Housing & Redevelopment Authority Revenue Bonds	2,145	5.000	11/15/25	2,429
State Paul Housing & Redevelopment Authority Revenue Bonds	2,250	5.000	11/15/26	2,537
				11,585
Mississippi - 0.3%
City of Gulfport Mississippi Revenue Bonds	545	5.000	07/01/31	654
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	04/01/28	1,198
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	03/01/34	1,195
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,634
				4,681

See accompanying notes which are an integral part of this quarterly report.

240 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Missouri - 1.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	810	5.000	10/01/28	881
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	1,775	5.000	10/01/33	2,111
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,326
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	559
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,116
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,116
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,929
County of Boone Missouri Revenue Bonds	2,760	5.000	08/01/30	3,320
County of Boone Missouri Revenue Bonds	1,700	4.000	08/01/33	1,835
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,540	5.000	11/15/31	1,916
Missouri Highway & Transportation Commission Revenue Bonds(ae)	2,500	5.250	05/01/17	2,589
Nixa Public Schools General Obligation Unlimited	500	5.000	03/01/33	566
Poplar Bluff R-I School District Certificate Of Participation(µ)	100	3.000	03/01/17	101
Poplar Bluff R-I School District Certificate Of Participation(µ)	100	3.000	03/01/18	104
				19,469
Nebraska - 0.6%
Central Plains Energy Project Revenue Bonds	1,565	5.000	09/01/32	1,782
Central Plains Energy Project Revenue Bonds	3,505	5.250	09/01/37	4,016
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,261
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,183
				9,242
Nevada - 0.8%
City of Reno Nevada General Obligation Limited	1,100	5.000	06/01/18	1,185
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,195
Clark County Department of Aviation Revenue Bonds(µ)	2,500	5.000	07/01/22	2,826
County of Clark Nevada Revenue Bonds	2,965	5.000	07/01/29	3,623
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	3,063
				11,892
New Jersey - 5.7%
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/18	1,061
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/19	1,095
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/28	2,360
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/30	2,329
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/31	2,316
Camden County Improvement Authority Revenue Bonds	300	5.000	02/15/32	346
Casino Reinvestment Development Authority Revenue Bonds	600	5.000	11/01/18	636
Casino Reinvestment Development Authority Revenue Bonds	1,000	4.000	11/01/19	1,051
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,500	5.000	07/01/33	1,817
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,865	5.000	07/01/34	2,250
City of Jersey City New Jersey General Obligation Unlimited	990	5.000	01/15/23	1,193
City of Paterson New Jersey General Obligation Unlimited(µ)	1,180	5.000	01/15/23	1,381
City of Trenton New Jersey General Obligation Unlimited(µ)	1,680	5.000	07/15/23	2,047
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,710
New Jersey Economic Development Authority Revenue Bonds	6,435	5.000	06/15/19	7,021
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	3,051
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	84
New Jersey Economic Development Authority Revenue Bonds	2,000	5.000	06/15/22	2,276
New Jersey Economic Development Authority Revenue Bonds	2,045	5.000	06/15/23	2,324
New Jersey Economic Development Authority Revenue Bonds(µ)	3,700	5.500	09/01/24	4,427
New Jersey Economic Development Authority Revenue Bonds	750	5.000	07/01/29	835
New Jersey Educational Facilities Authority Revenue Bonds(µ)	2,000	5.000	07/01/23	2,431
New Jersey Educational Facilities Authority Revenue Bonds(µ)	500	5.000	07/01/32	603
New Jersey Educational Facilities Authority Revenue Bonds(µ)	925	5.000	07/01/33	1,111
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	09/15/17	1,050
New Jersey Health Care Facilities Financing Authority Revenue Bonds	490	4.250	07/01/18	520

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 241

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,355	3.600	07/01/19	1,410
New Jersey Health Care Facilities Financing Authority Revenue Bonds	900	3.850	07/01/20	950
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	07/01/27	1,236
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/28	1,260
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/31	1,241
New Jersey State Turnpike Authority Revenue Bonds	5,540	5.000	01/01/22	6,633
New Jersey State Turnpike Authority Revenue Bonds	3,485	5.000	01/01/23	4,259
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,764
New Jersey State Turnpike Authority Revenue Bonds	2,500	5.000	01/01/27	3,022
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,075
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	830	5.500	12/15/18	910
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,120	5.250	06/15/30	1,258
Newark Housing Authority Revenue Bonds(µ)	350	5.000	12/01/20	401
Passaic County Improvement Authority Revenue Bonds	250	5.000	08/01/19	279
State of New Jersey General Obligation Unlimited(µ)	2,080	5.500	07/15/18	2,264
Tobacco Settlement Financing Corp. Revenue Bonds	55	4.500	06/01/23	56
Tobacco Settlement Financing Corp. Revenue Bonds	1,245	5.000	06/01/29	1,258
Tobacco Settlement Financing Corp. Revenue Bonds	3,250	4.750	06/01/34	3,162
				82,763
New Mexico - 0.3%
City of Albuquerque New Mexico General Obligation Unlimited	2,320	5.000	07/01/17	2,415
County of Taos New Mexico Revenue Bonds(µ)	750	3.000	04/01/17	758
New Mexico Hospital Equipment Loan Council Revenue Bonds	555	5.000	08/01/25	708
				3,881
New York - 8.3%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	385	5.000	07/01/20	440
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,631
Build NYC Resource Corp. Revenue Bonds(µ)	930	5.000	12/15/18	1,019
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,608
City of New York New York General Obligation Unlimited	2,170	5.000	08/01/16	2,170
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,689
City of New York New York General Obligation Unlimited	2,105	5.000	08/01/20	2,443
City of New York New York General Obligation Unlimited	2,550	5.000	08/01/21	3,040
City of New York New York General Obligation Unlimited	2,445	5.000	08/01/22	2,979
City of New York New York General Obligation Unlimited	6,420	5.000	08/01/23	7,979
City of Yonkers New York General Obligation Limited(µ)	615	5.000	03/15/25	709
County of Nassau New York General Obligation Limited(µ)	1,000	5.000	04/01/39	1,215
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/17	1,057
Metropolitan Transportation Authority Revenue Bonds(ae)	1,065	6.500	11/15/18	1,207
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,729
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	10,166
Metropolitan Transportation Authority Revenue Bonds	2,075	5.000	11/15/27	2,524
Metropolitan Transportation Authority Revenue Bonds	4,015	5.000	11/15/28	4,999
Metropolitan Transportation Authority Revenue Bonds	365	6.500	11/15/28	412
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/35	1,219
New York City Health & Hospital Corp. Revenue Bonds	1,775	5.000	02/15/17	1,818
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,559
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	1,000	5.000	11/01/18	1,098
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,045
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,587
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,627
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,104
New York State Dormitory Authority Revenue Bonds	1,000	5.000	12/01/16	1,013
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	1,827
New York State Dormitory Authority Revenue Bonds(ae)	5	5.250	02/15/19	6
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,137
New York State Dormitory Authority Revenue Bonds	995	5.250	02/15/21	1,110
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	215

See accompanying notes which are an integral part of this quarterly report.

242 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,818
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	879
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	8,265
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	836
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	8,295
New York State Dormitory Authority Revenue Bonds	1,710	5.000	12/15/28	2,090
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,816
New York State Energy Research & Development Authority Revenue Bonds(µ)(Ê)	3,190	0.433	03/01/27	3,063
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	834
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,723
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	13,902
New York State Thruway Authority Revenue Bonds	2,700	5.000	03/15/27	3,218
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,003
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,195
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,153
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,548
				121,019
North Carolina - 0.6%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	829
North Carolina Medical Care Commission Revenue Bonds	400	3.000	06/01/17	408
North Carolina Medical Care Commission Revenue Bonds	125	4.000	11/01/23	143
North Carolina Medical Care Commission Revenue Bonds	700	5.000	10/01/30	852
North Carolina Medical Care Commission Revenue Bonds	1,000	5.000	11/01/31	1,234
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,898
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,117
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,277
				8,758
North Dakota - 0.2%
City of Bowman North Dakota Revenue Notes	1,000	2.500	02/15/17	1,000
City of Williston North Dakota Revenue Bonds(µ)	1,425	4.000	11/01/20	1,455
County of Burleigh North Dakota Revenue Bonds	460	5.000	07/01/29	547
County of Burleigh North Dakota Revenue Bonds	500	5.000	07/01/31	595
				3,597
Ohio - 4.3%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	5,700	5.125	06/01/24	5,608
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	475	5.375	06/01/24	469
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,650	5.875	06/01/30	2,641
City of Akron Ohio Revenue Bonds	1,000	5.000	12/01/24	1,208
City of Cincinnati Ohio General Obligation Unlimited	1,815	5.000	12/01/30	2,168
City of Cleveland Ohio Airport System Revenue Bonds(µ)	3,000	5.000	01/01/30	3,486
City of Cleveland Ohio Revenue Bonds	1,500	5.000	10/01/37	1,791
Clermont County Port Authority Revenue Bonds(µ)	200	5.000	12/01/23	246
Cleveland Municipal School District General Obligation Unlimited	1,100	5.000	12/01/27	1,330
County of Cuyahoga Ohio Certificate Of Participation	14,065	5.000	12/01/27	17,188
County of Cuyahoga Ohio Certificate Of Participation	1,990	5.000	12/01/28	2,419
County of Hamilton Ohio Revenue Bonds	1,890	5.250	06/01/32	2,180
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,299
Lakewood City School District General Obligation Unlimited	260	5.000	11/01/29	319
Lakewood City School District General Obligation Unlimited	875	5.000	11/01/30	1,072
Middletown City School District General Obligation Unlimited	1,435	5.250	12/01/34	1,778
North Olmsted City School District General Obligation Unlimited	420	1.750	12/01/19	429
Ohio State Water Development Authority Revenue Bonds	6,085	5.000	06/01/21	7,258
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	4,245
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,410
Toledo-Lucas County Port Authority Revenue Bonds	1,965	5.000	07/01/29	2,244
				62,788
Oklahoma - 0.3%
Cleveland County Educational Facilities Authority Revenue Bonds	500	5.000	06/01/23	602

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 243

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Oklahoma County Finance Authority Revenue Bonds	1,000	5.000	09/01/21	1,185
Oklahoma Development Finance Authority Revenue Bonds	2,000	5.000	08/15/28	2,484
				4,271
Oregon - 0.4%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,164
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds	535	5.000	10/01/19	567
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,378
				5,109
Pennsylvania - 3.4%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,007
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,230
Bethlehem Authority Revenue Bonds(µ)	1,000	4.000	11/15/16	1,009
Bethlehem Authority Revenue Bonds(µ)	1,000	5.000	11/15/17	1,054
City of Philadelphia Pennsylvania General Obligation Unlimited(µ)	1,000	5.000	08/01/24	1,114
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,784
Commonwealth of Pennsylvania General Obligation Unlimited(µ)	1,300	5.375	07/01/17	1,357
Dallas Area Municipal Authority Revenue Bonds	430	4.000	05/01/18	444
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	665	5.000	11/01/25	802
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	970	5.000	11/01/26	1,167
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,341
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,361
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,814
East Allegheny School District General Obligation Unlimited(µ)	350	3.000	04/01/19	364
General Authority of Southcentral Pennsylvania Revenue Bonds	360	5.000	12/01/28	433
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,013
North Penn Water Authority Revenue Bonds	1,190	5.000	11/01/30	1,403
Northampton County General Purpose Authority Revenue Bonds	285	5.000	10/01/30	340
Northampton County General Purpose Authority Revenue Bonds	250	5.000	10/01/31	297
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,270	5.000	01/01/22	2,365
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,460	5.000	07/01/22	1,464
Pennsylvania Economic Development Financing Authority Revenue Bonds(Ê)	1,000	3.750	12/01/40	1,004
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,940	5.250	05/01/24	2,268
Pennsylvania State High Educational Fund Revenue Bonds (Ê)	700	0.400	07/01/31	823
Philadelphia Authority for Industrial Development Revenue Bonds	1,000	5.875	06/15/22	1,093
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,215
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,205
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,352
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/28	1,191
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/29	1,191
State Public School Building Authority Revenue Bonds	3,000	5.000	04/01/32	3,231
Township of Bensalem Pennsylvania General Obligation Unlimited	1,380	5.250	06/01/29	1,690
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Bonds	1,000	5.500	09/15/21	1,125
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	250	3.000	08/01/17	256
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	225	4.000	08/01/18	238
Western Wayne School District General Obligation Unlimited(µ)	565	5.000	04/01/21	656
				49,701
Puerto Rico - 2.3%
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	875	5.000	07/01/17	892
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	285	5.500	07/01/18	301
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	640	5.500	07/01/19	684
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/21	1,011
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/27	1,001
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	3,340	5.000	07/01/35	3,448
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds(µ)	3,050	5.000	07/01/28	3,165
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	1,400	5.000	07/01/18	1,404
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	100	5.000	07/01/20	100
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	305	5.000	07/01/31	306

See accompanying notes which are an integral part of this quarterly report.

244 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	500	4.500	07/01/36	498
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,000	5.000	07/01/19	1,010
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,815	5.000	07/01/21	1,828
Puerto Rico Electric Power Authority Revenue Bonds(µ)	215	4.000	07/01/23	213
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,940	5.000	07/01/26	1,963
Puerto Rico Electric Power Authority Revenue Bonds(µ)	205	4.375	07/01/30	195
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	300	4.125	07/01/18	300
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	715	5.500	07/01/26	752
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	950	5.000	07/01/27	954
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	700	5.500	07/01/28	742
Puerto Rico Housing Finance Authority Revenue Bonds	615	5.500	12/01/16	624
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,185	5.500	07/01/17	1,200
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,735	5.500	07/01/23	1,853
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	680	5.500	07/01/24	723
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	590	5.500	07/01/25	624
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,500	5.500	07/01/26	1,582
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	60	5.500	07/01/27	63
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,090	5.000	08/01/27	3,151
Puerto Rico Municipal Finance Agency Revenue Bonds(µ)	115	5.250	08/01/22	119
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	2,480	5.500	07/01/17	2,512
				33,218
Rhode Island - 0.2%
Providence Public Buildings Authority Revenue Bonds(µ)	500	5.875	06/15/26	585
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,000	5.000	05/15/28	1,211
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,250	5.000	05/15/29	1,504
				3,300
South Carolina - 1.0%
County of Greenwood South Carolina Revenue Bonds(µ)(Ê)	150	0.396	10/01/34	139
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,130
South Carolina State Public Service Authority Revenue Bonds	1,000	5.000	12/01/16	1,015
South Carolina State Public Service Authority Revenue Bonds	3,310	5.000	12/01/36	3,888
Spartanburg Regional Health Services District Revenue Bonds	5,560	5.000	04/15/32	6,332
Sumter Two School Facilities, Inc. Revenue Bonds(µ)	250	4.000	12/01/18	269
Sumter Two School Facilities, Inc. Revenue Bonds(µ)	1,360	5.000	12/01/26	1,687
				14,460
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds	1,000	5.000	11/01/35	1,185

Tennessee - 0.6%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	600	5.000	10/01/26	741
Chattanooga Industrial Development Board Revenue Bonds(µ)	4,000	5.000	10/01/30	4,188
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	630	5.000	10/01/23	765
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	340	5.000	10/01/28	421
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	2,200	5.000	07/01/35	2,682
				8,797
Texas - 9.5%
Arlington Higher Education Finance Corp. Revenue Bonds	1,000	5.000	08/15/26	1,224
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/23	1,228
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/24	1,247
Central Texas Regional Mobility Authority Revenue Bonds	1,200	5.000	01/01/35	1,431
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/23	612
City of Beaumont Texas Waterworks & Sewer System Revenue Bonds(µ)	425	4.000	09/01/18	452
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,995
City of Donna Texas Revenue Bonds(µ)	1,090	5.000	02/15/31	1,293
City of Donna Texas Revenue Bonds(µ)	1,265	5.000	02/15/34	1,490
City of El Paso Texas Water & Sewer Revenue Bonds	2,890	5.000	03/01/25	3,633
City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,340	5.000	02/15/17	1,372

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 245

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Houston Texas Airport System Revenue Bonds	1,500	5.000	07/01/17	1,559
City of Houston Texas Airport System Revenue Bonds	560	5.000	07/01/25	667
City of Houston Texas Airport System Revenue Bonds	900	5.000	07/01/29	1,064
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,179
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,538
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,588
City Public Service Board of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,066
Clifton Higher Education Finance Corp. Revenue Bonds	300	2.350	08/15/16	300
Clifton Higher Education Finance Corp. Revenue Bonds	425	3.000	08/15/17	435
Clifton Higher Education Finance Corp. Revenue Bonds	400	4.000	08/15/18	425
Conroe Independent School District General Obligation Unlimited	1,085	5.000	02/15/25	1,238
County of Fort Bend Texas General Obligation Limited	3,740	5.000	03/01/23	4,594
Dallas/Fort Worth International Airport Revenue Bonds	280	5.000	11/01/22	283
Dallas/Fort Worth International Airport Revenue Bonds	200	5.000	11/01/23	202
Dallas/Fort Worth International Airport Revenue Bonds	250	5.000	11/01/24	253
Dallas/Fort Worth International Airport Revenue Bonds	3,395	5.000	11/01/27	4,076
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,242
Dallas/Fort Worth International Airport Revenue Bonds	1,340	5.000	11/01/29	1,554
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,470
Dallas/Fort Worth International Airport Revenue Bonds	1,825	5.000	11/01/30	2,113
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,844
Decatur Hospital Authority Revenue Bonds	1,250	5.250	09/01/29	1,419
Goose Creek Consolidated Independent School District General Obligation Unlimited	915	5.000	02/15/24	1,081
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	768
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,627
Harris County-Houston Sports Authority Revenue Bonds	1,000	5.000	11/15/26	1,206
Harris County-Houston Sports Authority Revenue Bonds	750	5.000	11/15/27	899
Harris County-Houston Sports Authority Revenue Bonds	2,265	5.000	11/15/29	2,688
Harris County-Houston Sports Authority Revenue Bonds	1,215	5.000	11/15/31	1,434
Houston Higher Education Finance Corp. Revenue Bonds(ae)	650	6.500	05/15/21	818
Houston Higher Education Finance Corp. Revenue Bonds	1,600	5.000	08/15/28	1,976
Karnes County Hospital District Revenue Bonds	840	4.000	02/01/19	874
Karnes County Hospital District Revenue Bonds	2,020	5.000	02/01/29	2,302
Kerrville Health Facilities Development Corp. Revenue Bonds	1,100	4.000	08/15/19	1,183
Lower Colorado River Authority Revenue Bonds	3,585	5.500	05/15/31	4,410
New Hope Cultural Education Facilities Corp. Revenue Bonds	565	5.000	04/01/21	642
New Hope Cultural Education Facilities Corp. Revenue Bonds	650	5.000	04/01/22	753
New Hope Cultural Education Facilities Corp. Revenue Bonds	180	4.625	04/01/23	208
New Hope Cultural Education Facilities Corp. Revenue Bonds	500	5.000	04/01/29	590
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,160	5.000	04/01/35	1,425
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,545	5.000	04/01/36	1,891
North East Texas Regional Mobility Authority Revenue Bonds	1,935	5.000	01/01/31	2,336
North Texas Tollway Authority Revenue Bonds(ae)	840	6.000	01/01/18	904
North Texas Tollway Authority Revenue Bonds	120	6.000	01/01/24	129
North Texas Tollway Authority Revenue Bonds	3,840	5.000	01/01/29	4,741
Reagan Hospital District of Reagan County General Obligation Limited	860	2.500	02/01/19	850
Reagan Hospital District of Reagan County General Obligation Limited	910	3.250	02/01/21	906
Reagan Hospital District of Reagan County General Obligation Limited	485	3.750	02/01/23	489
Reagan Hospital District of Reagan County General Obligation Limited	500	5.000	02/01/29	535
Reagan Hospital District of Reagan County General Obligation Limited	3,000	5.000	02/01/34	3,163
State of Texas General Obligation Unlimited	2,910	5.000	04/01/22	3,533
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,500	5.000	11/15/16	1,519
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	2,500	2.500	12/01/18	2,526
Tarrant Regional Water District Revenue Bonds	6,000	5.000	03/01/21	7,080
Tarrant Regional Water District Revenue Bonds	1,150	5.000	03/01/22	1,389
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	3,775	6.250	12/15/26	4,791
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	900	5.000	12/15/24	1,072

See accompanying notes which are an integral part of this quarterly report.

246 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	4,101
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,742
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,532
Texas Public Finance Authority Revenue Bonds	10,985	4.000	07/01/17	11,177
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	400	4.000	08/15/16	400
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	445	4.000	08/15/17	461
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	300	4.000	08/15/18	320
Viridian Municipal Management District General Obligation Unlimited(µ)	1,000	6.000	12/01/27	1,325
Viridian Municipal Management District General Obligation Unlimited(µ)	500	6.000	12/01/32	662
Viridian Municipal Management District General Obligation Unlimited(µ)	995	6.000	12/01/33	1,318
				138,862
Utah - 0.3%
County of Salt Lake Utah Revenue Bonds(Ê)	2,000	5.000	12/01/33	2,115
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	562
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,406
				4,083
Vermont - 0.0%
City of Burlington Vermont Airport Revenue Bonds(µ)	540	5.000	07/01/24	632

Virgin Islands - 1.3%
Virgin Islands Public Finance Authority Revenue Bonds	4,455	5.000	10/01/18	4,561
Virgin Islands Public Finance Authority Revenue Bonds	1,000	4.000	10/01/22	971
Virgin Islands Public Finance Authority Revenue Bonds(µ)	7,400	5.000	10/01/29	8,375
Virgin Islands Public Finance Authority Revenue Bonds	670	5.250	10/01/29	667
Virgin Islands Public Finance Authority Revenue Bonds	2,650	5.000	10/01/32	2,670
Virgin Islands Public Finance Authority Revenue Bonds	2,110	6.750	10/01/37	2,228
				19,472
Virginia - 1.0%
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	718
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,080
County of Fairfax Virginia General Obligation Unlimited	1,000	5.000	04/01/18	1,074
Henrico County Economic Development Authority Revenue Bonds	1,490	5.000	11/01/30	1,744
Virginia College Building Authority Revenue Bonds	530	5.000	07/01/19	572
Virginia College Building Authority Revenue Bonds	585	5.000	07/01/20	643
Virginia College Building Authority Revenue Bonds	710	5.250	07/01/30	821
Virginia Commonwealth Transportation Board Revenue Bonds	1,950	5.000	03/15/18	2,090
Virginia Public School Authority Revenue Bonds	1,000	5.000	08/01/17	1,045
Virginia Resources Authority Revenue Bonds	3,795	5.000	11/01/21	4,579
				14,366
Washington - 4.2%
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,760	5.000	05/01/20	6,653
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,545	5.000	05/01/21	6,593
City of Seattle Washington Municipal Light & Power Revenue Bonds	2,820	5.000	05/01/22	3,432
County of King Washington Sewer Revenue Bonds	3,085	5.000	01/01/28	3,761
Energy Northwest Revenue Bonds	2,000	5.000	07/01/19	2,249
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,060	3.750	09/01/19	1,091
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,000	4.500	09/01/22	1,068
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115	5.000	12/01/18	1,225
Port of Seattle Washington Revenue Bonds	1,000	5.000	06/01/22	1,150
Port of Seattle Washington Revenue Bonds	1,285	5.000	03/01/23	1,583
State of Washington General Obligation Unlimited	1,000	5.000	07/01/17	1,041
State of Washington General Obligation Unlimited	12,825	5.000	08/01/20	14,911
State of Washington General Obligation Unlimited	3,825	5.000	02/01/25	4,893
State of Washington Revenue Bonds	8,000	5.000	09/01/20	9,279
Washington Health Care Facilities Authority Revenue Bonds	270	5.000	03/01/18	288
Washington Health Care Facilities Authority Revenue Bonds	700	5.000	07/01/30	851
Washington State Housing Finance Commission Revenue Bonds	1,400	4.375	01/01/21	1,429
				61,497

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 247

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
West Virginia - 0.2%
County of Mason West Virginia Revenue Bonds(Ê)	1,000		1.625	10/01/22	1,012
West Virginia Hospital Finance Authority Revenue Bonds(µ)(Ê)	450		0.595	02/15/34	399
West Virginia University Revenue Bonds	1,350		5.000	10/01/21	1,601
					3,012
Wisconsin - 1.4%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000		5.500	12/01/30	4,789
Public Finance Authority Revenue Bonds	1,250		5.125	11/15/29	1,362
State of Wisconsin General Obligation Unlimited	4,250		5.000	11/01/20	4,988
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500		5.000	07/01/19	1,688
Wisconsin Department of Transportation Revenue Bonds	5,950		5.000	07/01/22	7,270
					20,097
Wyoming - 0.2%
County of Laramie Wyoming Revenue Bonds	1,000		4.000	05/01/22	1,105
County of Sweetwater Wyoming Revenue Bonds	1,000		5.000	12/15/16	1,016
County of Sweetwater Wyoming Revenue Bonds	1,000		5.000	12/15/18	1,055
					3,176
Total Municipal Bonds (cost $1,320,545)					1,397,494

Short-Term Investments - 4.3%
Russell U.S. Cash Management Fund	62,614,847	(8)			62,615
Total Short-Term Investments (cost $62,615)					62,615

Total Investments 100.4% (identified cost $1,383,160)					1,460,109
Other Assets and Liabilities, Net - (0.4%)					(5,124)
Net Assets - 100.0%					1,454,985

See accompanying notes which are an integral part of this quarterly report.

248 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Municipal Bonds
Alabama	$—	$19,644	$—	$—	$19,644
Alaska	—	1,748	—	—	1,748
Arizona	—	34,650	—	—	34,650
Arkansas	—	2,868	—	—	2,868
California	—	124,015	—	—	124,015
Colorado	—	31,758	—	—	31,758
Connecticut	—	29,073	—	—	29,073
Delaware	—	1,041	—	—	1,041
District of Columbia	—	4,015	—	—	4,015
Florida	—	130,302	—	—	130,302
Georgia	—	22,429	—	—	22,429
Guam	—	12,818	—	—	12,818
Idaho	—	10,157	—	—	10,157
Illinois	—	125,497	—	—	125,497
Indiana	—	2,214	—	—	2,214
Iowa	—	12,613	—	—	12,613
Kansas	—	4,753	—	—	4,753
Kentucky	—	8,389	—	—	8,389
Louisiana	—	27,542	—	—	27,542
Maryland	—	3,835	—	—	3,835
Massachusetts	—	11,524	—	—	11,524
Michigan	—	51,696	—	—	51,696
Minnesota	—	11,585	—	—	11,585
Mississippi	—	4,681	—	—	4,681
Missouri	—	19,469	—	—	19,469
Nebraska	—	9,242	—	—	9,242
Nevada	—	11,892	—	—	11,892
New Jersey	—	82,763	—	—	82,763
New Mexico	—	3,881	—	—	3,881
New York	—	121,019	—	—	121,019
North Carolina	—	8,758	—	—	8,758
North Dakota	—	3,597	—	—	3,597
Ohio	—	62,788	—	—	62,788
Oklahoma	—	4,271	—	—	4,271
Oregon	—	5,109	—	—	5,109
Pennsylvania	—	49,701	—	—	49,701
Puerto Rico	—	33,218	—	—	33,218
Rhode Island	—	3,300	—	—	3,300
South Carolina	—	14,460	—	—	14,460
South Dakota	—	1,185	—	—	1,185
Tennessee	—	8,797	—	—	8,797
Texas	—	138,862	—	—	138,862
Utah	—	4,083	—	—	4,083
Vermont	—	632	—	—	632
Virgin Islands	—	19,472	—	—	19,472
Virginia	—	14,366	—	—	14,366
Washington	—	61,497	—	—	61,497

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 249

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
West Virginia	—	3,012	—	—	3,012
Wisconsin	—	20,097	—	—	20,097
Wyoming	—	3,176	—	—	3,176
Short-Term Investments	—	—	—	62,615	62,615
Total Investments	$—	$1,397,494	$—	$62,615	$1,460,109

(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the
Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

250 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($)		Value	Amount ($)	Value
	or Shares		$	or Shares	$
Short-Term Investments - 94.1%
Russell U.S. Cash Management Fund(a)	612,292,431	(8)	612,292	Total Investments 94.1%
United States Treasury Bills				(identified cost $644,285)	644,285
0.290% due 08/18/16 (§)(ç)(~)	19,500		19,497
0.200% due 09/15/16 (§)(~)	1,000		1,000	Other Assets and Liabilities,
0.249% due 09/15/16 (§)(~)	7,700		7,698	Net - 5.9%	40,047
0.299% due 10/13/16 (§)(~)	3,800		3,798	Net Assets - 100.0%	684,332
Total Short-Term Investments
(cost $644,285)			644,285

(a) Russell U.S. Cash Management Fund is an investment fund which is valued daily and allows redemptions on a daily basis. The fund exists primarily for the investment and reinvestment of cash balances held by Russell Investment Company and Russell Investment Funds. Russell
Commodity Strategies Fund’s ownership in the Russell U.S. Cash Management Fund includes proportional ownership in Federal Home Loan
Discount Notes with approximate aggregate values of $88,722,797 which represents 12.97% of Russell U.S. Cash Management Fund’s net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund 251

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
WTI Crude Oil Futures		66	USD	2,894	11/16	362
WTI Crude Oil Futures		66	USD	3,070	05/17	(376)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						(14)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty		Amount		Date	$
Bloomberg Brent Crude Subindex	Merrill Lynch		USD	1,466	10/04/16	—
Bloomberg Brent Crude Subindex	UBS		USD	4,956	09/19/16	—
Bloomberg Brent Crude Subindex	UBS		USD	1,135	09/19/16	—
Bloomberg Brent Crude Subindex	UBS		USD	1,180	09/19/16	—
Bloomberg Coffee Subindex	Merrill Lynch		USD	584	10/04/16	—
Bloomberg Coffee Subindex	UBS		USD	2,168	08/16/16	—
Bloomberg Commodity Index	Merrill Lynch		USD	21,625	10/04/16	—
Bloomberg Commodity Index	UBS		USD	84,735	09/08/16	—
Bloomberg Commodity Index 2 Month Forward Total
Return	BNP Paribas		USD	9,476	08/23/16	(68)
Bloomberg Commodity Index 2 Month Forward Total
Return	Morgan Stanley		USD	10,673	08/23/16	(77)
Bloomberg Commodity Index 2 Month Forward Total
Return	Societe Generale		USD	6,516	08/23/16	(47)
Bloomberg Commodity Index 2 Month Forward Total
Return	UBS		USD	13,139	08/23/16	(94)
Bloomberg Commodity Index Total Return	Societe Generale		USD	8,141	08/23/16	(64)
Bloomberg Commodity Index Total Return	UBS		USD	15,255	08/23/16	(119)
Bloomberg Copper Index	UBS		USD	3,332	09/19/16	—
Bloomberg Cotton Subindex	Merrill Lynch		USD	2,278	10/04/16	—
Bloomberg Gold Subindex	Merrill Lynch		USD	2,035	10/04/16	—
Bloomberg Gold Subindex	Merrill Lynch		USD	13,471	01/13/17	—
Bloomberg Heating Oil Subindex	Merrill Lynch		USD	3,857	01/13/17	—
Bloomberg Heating Oil Subindex	UBS		USD	422	09/19/16	—
Bloomberg Kansas Wheat Subindex	Merrill Lynch		USD	1,022	10/04/16	—
Bloomberg Lean Hogs Subindex	Merrill Lynch		USD	1,309	10/04/16	—
Bloomberg Lean Hogs Subindex	UBS		USD	1,290	09/12/16	—
Bloomberg Live Cattle Subindex	Merrill Lynch		USD	2,833	10/04/16	—
Bloomberg Natural Gas Subindex	Merrill Lynch		USD	5,870	01/13/17	—
Bloomberg Natural Gas Subindex	UBS		USD	1,801	09/19/16	—
Bloomberg Natural Gas Subindex	UBS		USD	1,953	09/19/16	—
Bloomberg Nickel Index	Merrill Lynch		USD	1,086	01/13/17	—
Bloomberg Nickel Index	Merrill Lynch		USD	5,058	01/13/17	—
Bloomberg Silver Subindex	Merrill Lynch		USD	5,711	01/13/17	—
Bloomberg Soy Meal Subindex	Merrill Lynch		USD	397	10/04/16	—
Bloomberg Soy Meal Subindex	Merrill Lynch		USD	1,426	10/04/16	—
Bloomberg Soybean Oil Subindex	Merrill Lynch		USD	2,846	10/04/16	—
Bloomberg Soybeans Subindex	Merrill Lynch		USD	1,044	10/04/16	—
Bloomberg Sugar Subindex	Merrill Lynch		USD	4,306	10/04/16	—
Bloomberg Sugar Subindex	UBS		USD	275	08/16/16	—
Bloomberg Unleaded Gasonline Subindex	Merrill Lynch		USD	2,569	10/04/16	—
Bloomberg Unleaded Gasonline Subindex	Merrill Lynch		USD	407	10/04/16	—
Bloomberg Unleaded Gasonline Subindex	UBS		USD	999	09/19/16	—
Bloomberg Wheat Subindex	Merrill Lynch		USD	1,045	10/04/16	—
Bloomberg Wheat Subindex	Merrill Lynch		USD	2,806	10/04/16	—
Bloomberg WTI Crude Oil Subindex 3 Month Forward	UBS		USD	1,361	09/19/16	—
Bloomberg WTI Crude Oil Subindex 3 Month Forward	UBS		USD	2,057	09/19/16	—
Bloomberg WTI Crude Oil Subindex 3 Month Forward	UBS		USD	1,858	09/19/16	—
Bloomberg Zinc Subindex	Merrill Lynch		USD	1,832	10/04/16	—
Bloomberg Zinc Subindex	Merrill Lynch		USD	1,686	10/04/16	—
Bloomberg Zinc Subindex	Merrill Lynch		USD	4,644	10/04/16	—
Cargill Custom Index(#)	Cargill		USD	1,624	03/31/17	—
Macquarie Commodity Customized Product(##)	Macquarie		USD	26,927	08/23/16	(203)
Merrill Lynch Commodity Index eXtra BIN1 Index(###)	Bank of America		USD	30,956	08/31/16	—
Merrill Lynch Commodity Index eXtra CS2T Index(####)	Bank of America		USD	31,413	08/23/16	(213)
Russell Core Commodity Diversified Index(#####)	Newedge Group		USD	148,785	12/31/49	1,701

See accompanying notes which are an integral part of this quarterly report.
252 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Societe Generale Commodity P04T Index(######)	Societe Generale	USD	17,342	08/23/16	(150)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					666

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The fixed fees embedded in the total return swaps held as of July 31, 2016 ranged from 0.13% to 0.50%. The floating rate fees were all based on the 3-month Treasury Bill rate plus a fee ranging from 0.138% to 0.296%.

(#) The following table represents the individual commodity positions underlying the Cargill Custom Index swap contract:

Description	% Weights
Gold	10.7
Natural Gas	9.5
WTI Crude Oil	9.4
Brent Crude Oil	7.8
Live Cattle	6.6
Copper	6.1
Cotton	6.1
Corn	5.6
Soybeans	4.9
Silver	4.6
Aluminum	3.8
Heating Oil	3.6
Sugar	3.6
Unleaded Gasoline	2.9
Zinc	2.7
Soybean Meal	2.6
Wheat	2.6
Soybean Oil	2.3
Coffee	2.2
Nickel	2.2
Cocoa	1.8
Lean Hogs	1.5
Kansas Wheat	0.9
London Cocoa	(4.0)
Total	100.0

(##) The following table represents the individual commodity positions underlying the Macquarie Commodity Customized Product swap contract:

Description	% Weights
Gold	12.1
Natural Gas	9.0
Brent Crude Oil	8.2
WTI Crude Oil	7.6
Copper	7.0
Corn	6.1
Soybeans	5.7
Silver	5.3
Aluminum	4.4
Sugar	4.2
Heating Oil	3.9
Unleaded Gasoline	3.5

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund 253

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2016 (Unaudited)

Soybean Meal	3.2
Zinc	3.1
Wheat	2.6
Coffee	2.5
Soybean Oil	2.5
Live Cattle	2.5
Nickel	2.5
Lean Hogs	1.7
Cotton	1.5
Kansas Wheat	0.9
Total	100.0

(###) The following table represents the individual commodity positions underlying the Merrill Lynch Commodity Index eXtra BIN1 Index swap contract:

Description	% Weights
Gold	16.9
Natural Gas	11.2
Corn	10.0
Copper	9.8
Soybeans	9.1
Silver	6.6
Sugar	6.2
Unleaded Gasoline	5.9
Soybean Meal	5.1
Aluminum	4.8
Zinc	4.2
Live Cattle	3.6
Lean Hogs	3.5
Nickel	3.1
Total	100.0

(####) The following table represents the individual commodity positions underlying the Merrill Lynch Commodity Index eXtra CS2T Index swap contract:

Description	% Weights
Gold	12.1
Natural Gas	8.9
Brent Crude Oil	8.3
WTI Crude Oil	7.7
Copper	7.0
Corn	6.0
Soybeans	5.7
Silver	5.3
Aluminum	4.4
Sugar	4.2
Heating Oil	3.9
Unleaded Gasoline	3.5
Soybean Meal	3.1
Zinc	3.1
Wheat	2.6
Coffee	2.5
Soybean Oil	2.5
Live Cattle	2.5
Nickel	2.5
Lean Hogs	1.8

See accompanying notes which are an integral part of this quarterly report.

254 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2016 (Unaudited)

Cotton	1.5
Kansas Wheat	0.9
Total	100.0

(#####) The following table represents the individual commodity positions underlying the Russell Core Commodity Diversified Index swap contract:

Description	% Weights
Gold	14.9
Brent Crude Oil	12.4
Natural Gas	12.0
WTI Crude Oil	9.3
Silver	8.6
Copper	7.6
Corn	5.8
Heating Oil	3.9
Unleaded Gasoline	3.8
Nickel	3.5
Zinc	2.9
Soybeans	2.7
Coffee	2.3
Wheat	2.3
Aluminum	2.2
Soymeal Meal	1.4
Soymeal Oil	1.2
Kansas Wheat	1.1
Sugar	1.0
Live Cattle	0.5
Cotton	0.3
Lean Hogs	0.3
Total	100.0

(######) The following table represents the individual commodity positions underlying the Societe Generale Commodity PO4T Index swap contract:

Description	% Weights
Gold	12.2
Natural Gas	8.9
Brent Crude Oil	8.2
WTI Crude Oil	7.6
Copper	7.0
Corn	6.1
Soybeans	5.7
Silver	5.3
Aluminum	4.4
Sugar	4.2
Heating Oil	3.9
Unleaded Gasoline	3.5
Soybean Meal	3.2
Zinc	3.1
Wheat	2.6
Coffee	2.5
Soybean Oil	2.5
Live Cattle	2.5
Nickel	2.5
Lean Hogs	1.7
Cotton	1.5

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund 255

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2016 (Unaudited)

Kansas Wheat	0.9
Total	100.0

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
					Practical
Portfolio Summary	Level 1		Level 2	Level 3	Expedient (a)	Total
Short-Term Investments		$—	$31,993	$—	$612,292	$644,285
Total Investments		—	31,993	—	612,292	644,285

Other Financial Instruments
Assets
Futures Contracts		362	—	—	—	362
Total Return Swap Contracts		—	1,701	—	—	1,701
Liabilities
Futures Contracts		(376)	—	—	—	(376)
Total Return Swap Contracts		—	(1,035)	—	—	(1,035)
Total Other Financial Instruments*		$(14)	$666	$—	$—	$652

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

256 Russell Commodity Strategies Fund

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.3%			COSCO Pacific, Ltd.	9,953,765	10,280
Australia - 8.3%			ENN Energy Holdings, Ltd.	33,980	161
APA Group	457,402	3,381	Hopewell Highway Infrastructure, Ltd.	496,929	254
AusNet Services	2,426,868	3,269	Jiangsu Expressway Co., Ltd. Class H	6,443,684	9,111
DUET Group	344,030	704			23,748
Macquarie Atlas Roads Group	1,182,970	5,243
Spark Infrastructure Group	3,959,002	7,889	France - 5.2%
Sydney Airport	1,365,663	7,857	Aeroports de Paris	50,027	5,317
Transurban Group - ADR	7,102,339	67,847	Engie SA	333,842	5,488
		96,190	Eutelsat Communications SA	6,187	123
			Groupe Eurotunnel SE	2,397,165	24,904
Austria - 0.3%			Rubis SCA	74,780	6,034
Flughafen Wien AG	106,765	3,145	Suez Environnement Co.	221,655	3,599
Oesterreichische Post AG	12,661	442	Veolia Environnement SA	48,511	1,076
		3,587	Vinci SA	169,951	12,888
					59,429
Belgium - 0.2%
bpost SA	67,716	1,772	Germany - 1.2%
Elia System Operator SA	14,621	779	Fraport AG Frankfurt Airport Services
		2,551	Worldwide	242,172	13,229

Brazil - 0.8%			Hong Kong - 3.1%
CCR SA	666,514	3,850	Cheung Kong Infrastructure Holdings,
Cia de Saneamento Basico do Estado de			Ltd.	167,076	1,480
Sao Paulo - ADR(Æ)	347,462	3,280	China Everbright International, Ltd.	2,368,360	2,550
CPFL Energias Renovaveis SA(Æ)	91,292	308	China Merchants Holdings International
Energisa SA	90,066	578	Co., Ltd.(Ñ)	6,856,231	20,163
Ultrapar Participacoes SA	69,903	1,596	Hong Kong & China Gas Co., Ltd.	250,066	463
		9,612	MTR Corp., Ltd.	95,961	544
			Power Assets Holdings, Ltd.	1,056,820	10,365
Canada - 9.9%					35,565
AltaGas, Ltd. - ADR	19,429	495
Brookfield Infrastructure Partners, LP(Ñ)	28,539	1,343	India - 0.3%
Brookfield Renewable Energy Partners,			Power Grid Corp. of India, Ltd.	1,382,953	3,637
LP	69,751	2,169
Emera, Inc.(Ñ)	143,630	5,355	Indonesia - 0.1%
Enbridge, Inc.(Ñ)	1,104,352	45,427	Tower Bersama Infrastructure Tbk PT	1,668,048	726
Fortis, Inc.	14,446	479
Inter Pipeline, Ltd.	23,688	495	Italy - 5.7%
Keyera Corp.	203,740	5,849	ASTM SpA	660	7
Pembina Pipeline Corp.	34,797	1,015	Atlantia SpA	1,535,090	38,347
TransCanada Corp.(Ñ)	909,833	42,183	Ei Towers SpA(Æ)	26,128	1,410
Veresen, Inc.	123,296	1,043	Hera SpA	1,722,829	4,879
Waste Connections, Inc.	109,005	8,119	Infrastrutture Wireless Italiane SpA(Þ)	1,020,201	5,096
		113,972	Snam Rete Gas SpA	2,092,567	12,102
			Societa Iniziative Autostradali e Servizi
Cayman Islands - 0.1%			SpA	28,722	261
HKBN, Ltd.	760,949	909	Terna Rete Elettrica Nazionale SpA	556,506	3,029
					65,131
Chile - 0.5%
AES Gener SA	2,379,713	1,151	Japan - 3.5%
Aguas Andinas SA Class A	2,892,271	1,748	East Japan Railway Co.	162,883	14,959
Empresa Nacional de Electricidad SA			Japan Airport Terminal Co., Ltd.(Ñ)	217,810	9,636
- ADR	23,406	639	Kamigumi Co., Ltd.	1,503,496	13,520
Endesa Americas SA - ADR	23,823	334	Tokyo Gas Co., Ltd.	151,000	640
Enersis Americas SA - ADR	125,279	1,087	West Japan Railway Co.	23,400	1,450
Enersis Chile SA - ADR	197,645	1,135			40,205
		6,094
			Luxembourg - 0.1%
China - 2.1%			SES SA	74,105	1,622
China Everbright Water, Ltd.(Ñ)	1,561,320	700
China Resources Gas Group, Ltd.	1,102,839	3,242

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 257

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Malaysia - 0.1%			Switzerland - 1.0%
Petronas Gas BHD	140,533	769	Flughafen Zuerich AG	60,086	11,260
Westports Holdings BHD	143,204	158
		927	United Kingdom - 4.8%
			BBA Aviation PLC	1,114,630	3,510
Mexico - 1.6%			Centrica PLC	179,611	573
Grupo Aeroportuario del Centro Norte			Inmarsat PLC	123,715	1,279
SAB de CV - ADR	82,661	4,101	National Grid PLC	1,233,356	17,693
Grupo Aeroportuario del Pacifico SAB de			National Grid PLC - ADR(Ñ)	119,143	8,632
CV Class B	624,557	6,145	Pennon Group PLC	7,509	90
Grupo Aeroportuario del Pacifico SAB de			Scottish & Southern Energy PLC(Ñ)	713,971	14,320
CV - ADR	41,592	4,087	Severn Trent PLC Class H	69,505	2,252
Infraestructura Energetica Nova SAB			United Utilities Group PLC	560,235	7,536
de CV	62,943	254			55,885
OHL Mexico SAB de CV	794,312	1,078
Promotora y Operadora de			United States - 38.1%
Infraestructura SAB de CV Class L	225,776	2,111	AES Corp.	349,048	4,311
Promotora y Operadora de			Alliant Energy Corp.	195,247	7,859
Infraestructura SAB de CV	63,501	741	Ameren Corp.	9,673	507
		18,517	American Electric Power Co., Inc.	20,012	1,387
			American Tower Corp.(ö)	16,215	1,877
Netherlands - 0.2%			American Water Works Co., Inc.	109,628	9,053
Koninklijke Vopak NV	35,399	1,819	Atmos Energy Corp.	123,760	9,875
			Avangrid, Inc.	4,402	199
New Zealand - 1.6%			Buckeye Partners, LP	20,153	1,452
Auckland International Airport, Ltd.	2,211,003	11,785	CenterPoint Energy, Inc.	128,876	3,083
Infratil, Ltd.	1,689,684	4,113	Cheniere Energy, Inc.(Æ)	115,323	4,824
Port of Tauranga, Ltd.(Ñ)	208,320	2,950	CMS Energy Corp.	124,294	5,616
Vector, Ltd.	4,071	10	Connecticut Water Service, Inc.	25,998	1,327
		18,858	Covanta Holding Corp.	18,079	290
			Crown Castle International Corp.(ö)	123,767	12,009
Norway - 0.0%			CSX Corp.	265,497	7,521
Hafslund ASA Class B	53,026	489	Digital Realty Trust, Inc.(ö)	48,279	5,043
Philippines - 0.1%			Dominion Resources, Inc.	190,251	14,843
International Container Terminal			DTE Energy Co.	6,364	621
Services, Inc.	743,592	1,011	Duke Energy Corp.	276,292	23,648
			Edison International	94,697	7,328
Portugal - 0.1%			El Paso Electric Co.	109,014	5,198
REN - Redes Energeticas Nacionais			Enterprise Products Partners, LP(Ñ)	419,260	11,936
SGPS SA(Ñ)	427,014	1,298	Equinix, Inc.(ö)	5,246	1,956
			Eversource Energy	249,732	14,607
Singapore - 1.0%			Genesee & Wyoming, Inc. Class A(Æ)	1,450	94
CitySpring Infrastructure Trust	8,492,963	3,197	Kansas City Southern	24,387	2,344
ComfortDelGro Corp., Ltd.	785,816	1,659	Kinder Morgan, Inc.	2,187,640	44,475
Hutchison Port Holdings Trust Class U	7,506,827	3,591	Macquarie Infrastructure Corp.	81,902	6,278
Parkway Life Real Estate Investment			Magellan Midstream Partners, LP(Ñ)	111,779	8,144
Trust(ö)	1,099,890	2,092	New Jersey Resources Corp.	60,759	2,263
SATS, Ltd.	331,536	1,081	NextEra Energy, Inc.	429,254	48,148
		11,620	NiSource, Inc.	151,968	3,899
			Norfolk Southern Corp.	1,400	126
Spain - 6.3%			NorthWestern Corp.	4,405	268
Abertis Infraestructuras SA	1,739,024	27,328	ONE Gas, Inc.	43,468	2,824
Aena SA(Þ)	98,968	14,259	ONEOK, Inc.	65,330	2,926
Cellnex Telecom SAU(Þ)	97,193	1,719	Pattern Energy Group, Inc. Class A	68,737	1,675
Enagas SA	111,201	3,386	PG&E Corp.	459,795	29,399
Ferrovial SA	210,459	4,348	Phillips 66 Partners, LP(Ñ)	20,313	1,087
Iberdrola SA	2,492,776	17,092	Pinnacle West Capital Corp.	21,194	1,672
Red Electrica Corp. SA	178,291	4,082	Plains All American Pipeline, LP	3,356	93
Saeta Yield SA - ADR	43,672	448	Plains GP Holdings, LP Class A	157,242	1,670
		72,662	PNM Resources, Inc.	43,115	1,481
			PPL Corp.	78,292	2,952

See accompanying notes which are an integral part of this quarterly report.

258 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	Rice Midstream Partners, LP	39,200		742
	SBA Communications Corp. Class A(Æ)	74,545		8,573
	SemGroup Corp. Class A	21,906		634
	Sempra Energy	80,354		8,990
	Shell Midstream Partners, LP	105,628		3,434
	SJW Corp.	300		13
	South Jersey Industries, Inc.	13,126		418
	Southern Co. (The)	78,039		4,175
	Southwest Gas Corp.	6,397		496
	Spectra Energy Corp.	772,931		27,802
	Spire, Inc.	17,107		1,187
	Targa Resources Corp.	62,357		2,323
	UGI Corp.	164,467		7,444
	Union Pacific Corp.	80,779		7,516
	Unitil Corp.	30,820		1,348
	WEC Energy Group, Inc.	211,310		13,716
	Westar Energy, Inc. Class A	7,620		423
	WGL Holdings, Inc.	23,223		1,644
	Williams Cos., Inc. (The)	372,157		8,921
	Xcel Energy, Inc.	495,439		21,789
				439,776

	Total Common Stocks
	(cost $931,126)			1,110,329

	Investments in Other Funds - 0.2%
	3i Infrastructure PLC	450,387		1,135
	John Laing Infrastructure Fund, Ltd.	408,490		738
	Total Investments in Other Funds
	(cost $1,745)			1,873

Short	-Term Investments - 2.2%
	United States - 2.2%
	Russell U.S. Cash Management Fund	25,366,750	(8)	25,367
	Total Short-Term Investments
	(cost $25,367)			25,367

	Other Securities - 5.6%
	Russell U.S. Cash Collateral Fund(×)	64,762,713	(8)	64,763
	Total Other Securities
	(cost $64,763)			64,763

	Total Investments 104.3%
	(identified cost $1,023,001)			1,202,332

	Other Assets and Liabilities, Net
-	(4.3%)			(49,156)
	Net Assets - 100.0%			1,153,176

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 259

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	46	EUR	2,042	08/16	36
DAX Index Futures	2	EUR	516	09/16	6
Euro STOXX 50 Index Futures	44	EUR	1,313	09/16	35
FTSE 100 Index Futures	22	GBP	1,469	09/16	16
Hang Seng Index Futures	14	HKD	15,242	08/16	(31)
IBEX 35 Index Futures	45	EUR	3,857	08/16	66
S&P/TSX 60 Index Futures	26	CAD	4,397	09/16	31
SPI 200 Index Futures	33	AUD	4,553	09/16	114
TOPIX Index Futures	9	JPY	119,565	09/16	56
XAU Utilities	280	USD	14,703	09/16	34
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					363

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Australia and New Zealand Banking Group	USD	134	MXN	2,517	08/01/16	—
Australia and New Zealand Banking Group	USD	94	MXN	1,772	08/02/16	1
Australia and New Zealand Banking Group	AUD	1,273	USD	959	08/02/16	(8)
Australia and New Zealand Banking Group	CAD	1,807	USD	1,373	08/02/16	(11)
Australia and New Zealand Banking Group	EUR	1,192	USD	1,321	08/02/16	(12)
Bank of America	USD	1,139	AUD	1,520	09/21/16	14
Bank of America	USD	1,408	AUD	1,896	09/21/16	31
Bank of America	USD	382	CAD	500	09/21/16	1
Bank of America	USD	929	CAD	1,188	09/21/16	(19)
Bank of America	USD	1,026	CAD	1,350	09/21/16	8
Bank of America	USD	1,903	CAD	2,430	09/21/16	(42)
Bank of America	USD	38	EUR	35	08/01/16	1
Bank of America	USD	92	EUR	84	08/01/16	2
Bank of America	USD	261	EUR	238	08/01/16	4
Bank of America	USD	354	EUR	322	08/01/16	6
Bank of America	USD	437	EUR	397	08/01/16	7
Bank of America	USD	128	EUR	115	08/02/16	1
Bank of America	USD	118	EUR	106	08/03/16	—
Bank of America	USD	1,204	EUR	1,090	09/21/16	17
Bank of America	USD	2,808	EUR	2,530	09/21/16	26
Bank of America	USD	3,256	EUR	2,856	09/21/16	(57)
Bank of America	USD	265	GBP	200	09/21/16	—
Bank of America	USD	606	GBP	460	09/21/16	3
Bank of America	USD	792	GBP	543	09/21/16	(74)
Bank of America	USD	713	HKD	5,530	09/21/16	—
Bank of America	USD	804	HKD	6,239	09/21/16	—
Bank of America	USD	445	JPY	47,599	09/21/16	22
Bank of America	USD	497	JPY	52,280	09/21/16	16
Bank of America	AUD	205	USD	153	09/21/16	(4)
Bank of America	AUD	280	USD	210	09/21/16	(2)
Bank of America	AUD	380	USD	285	09/21/16	(4)
Bank of America	AUD	560	USD	413	09/21/16	(12)
Bank of America	AUD	640	USD	474	09/21/16	(11)
Bank of America	AUD	660	USD	493	09/21/16	(8)
Bank of America	AUD	960	USD	718	09/21/16	(10)
Bank of America	AUD	6,300	USD	4,797	09/21/16	17
Bank of America	CAD	330	USD	250	09/21/16	(3)
Bank of America	CAD	470	USD	359	09/21/16	(1)

See accompanying notes which are an integral part of this quarterly report.

260 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	CAD	490	USD	383	09/21/16	8
Bank of America	CAD	490	USD	376	09/21/16	1
Bank of America	CAD	1,660	USD	1,283	09/21/16	12
Bank of America	CAD	6,100	USD	4,730	09/21/16	57
Bank of America	EUR	27	USD	29	08/01/16	—
Bank of America	EUR	160	USD	177	08/01/16	(2)
Bank of America	EUR	162	USD	181	08/02/16	—
Bank of America	EUR	730	USD	804	09/21/16	(14)
Bank of America	EUR	750	USD	846	09/21/16	5
Bank of America	EUR	1,020	USD	1,132	09/21/16	(11)
Bank of America	EUR	1,290	USD	1,438	09/21/16	(7)
Bank of America	EUR	2,190	USD	2,430	09/21/16	(24)
Bank of America	EUR	10,910	USD	12,159	09/21/16	(64)
Bank of America	GBP	140	USD	184	09/21/16	(1)
Bank of America	GBP	180	USD	240	09/21/16	2
Bank of America	GBP	310	USD	461	09/21/16	51
Bank of America	GBP	530	USD	701	09/21/16	(1)
Bank of America	GBP	2,050	USD	2,736	09/21/16	20
Bank of America	HKD	5,593	USD	721	08/01/16	—
Bank of America	HKD	1,010	USD	130	09/21/16	—
Bank of America	HKD	1,100	USD	142	09/21/16	—
Bank of America	HKD	1,110	USD	143	09/21/16	—
Bank of America	HKD	1,990	USD	257	09/21/16	—
Bank of America	HKD	3,080	USD	397	09/21/16	—
Bank of America	HKD	3,090	USD	398	09/21/16	—
Bank of America	HKD	4,380	USD	565	09/21/16	—
Bank of America	HKD	21,580	USD	2,785	09/21/16	2
Bank of America	JPY	13,020	USD	128	09/21/16	—
Bank of America	JPY	13,210	USD	126	09/21/16	(3)
Bank of America	JPY	13,230	USD	126	09/21/16	(4)
Bank of America	JPY	24,810	USD	242	09/21/16	(1)
Bank of America	JPY	26,800	USD	253	09/21/16	(10)
Bank of America	JPY	144,150	USD	1,370	09/21/16	(45)
Bank of Montreal	USD	141	HKD	1,090	09/21/16	—
Bank of New York	USD	2,039	AUD	2,740	09/21/16	40
Bank of New York	USD	5,153	EUR	4,560	09/21/16	(45)
Bank of New York	USD	1,174	GBP	800	09/21/16	(114)
Bank of New York	USD	1,191	HKD	9,230	09/21/16	—
Bank of New York	USD	742	JPY	77,460	09/21/16	18
BNP Paribas	USD	1,408	AUD	1,896	09/21/16	31
BNP Paribas	USD	929	CAD	1,188	09/21/16	(19)
BNP Paribas	USD	3,256	EUR	2,856	09/21/16	(56)
BNP Paribas	USD	792	GBP	543	09/21/16	(74)
BNP Paribas	USD	804	HKD	6,239	09/21/16	—
BNP Paribas	USD	445	JPY	47,599	09/21/16	23
Brown Brothers Harriman	USD	905	CAD	1,180	09/21/16	(1)
Brown Brothers Harriman	USD	1,833	EUR	1,660	09/21/16	27
Brown Brothers Harriman	USD	433	GBP	330	09/21/16	4
Chase Bank	EUR	432	USD	479	08/01/16	(4)
Chase Bank	JPY	57,163	USD	547	08/02/16	(13)
Citibank	CAD	780	USD	595	09/21/16	(3)
Citibank	GBP	400	USD	520	09/21/16	(9)
Commonwealth Bank of Australia	CAD	480	USD	371	09/21/16	3
Commonwealth Bank of Australia	EUR	980	USD	1,116	09/21/16	18
Commonwealth Bank of Australia	GBP	200	USD	266	09/21/16	1
Commonwealth Bank of Australia	GBP	370	USD	539	09/21/16	50
Credit Suisse	USD	76	HKD	588	08/02/16	—
Credit Suisse	AUD	380	USD	279	09/21/16	(10)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 261

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Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Credit Suisse	EUR	450	USD	508	09/21/16	3
Credit Suisse	HKD	1,010	USD	130	09/21/16	—
Credit Suisse	JPY	5,463	USD	52	08/02/16	(1)
Credit Suisse	JPY	25,400	USD	244	09/21/16	(5)
Credit Suisse	NOK	54	USD	6	08/01/16	—
Credit Suisse	NZD	153	USD	108	08/01/16	(2)
Deutsche Bank	USD	9	AUD	13	08/03/16	—
Deutsche Bank	USD	479	CAD	625	08/04/16	—
Deutsche Bank	USD	167	EUR	152	08/01/16	3
Deutsche Bank	USD	635	EUR	574	08/02/16	6
Deutsche Bank	USD	204	EUR	183	08/03/16	—
Deutsche Bank	USD	121	JPY	12,412	08/03/16	1
Deutsche Bank	AUD	759	USD	570	08/02/16	(8)
Deutsche Bank	CAD	16	USD	12	08/03/16	—
Deutsche Bank	CHF	33	USD	33	08/02/16	—
Deutsche Bank	GBP	54	USD	71	08/01/16	—
Deutsche Bank	HKD	802	USD	103	08/01/16	—
Deutsche Bank	JPY	21,743	USD	206	08/01/16	(8)
Deutsche Bank	MXN	31	USD	2	08/02/16	—
Deutsche Bank	SGD	3	USD	2	08/01/16	—
Deutsche Bank	SGD	53	USD	39	08/02/16	—
JPMorgan Chase	EUR	603	USD	668	08/01/16	(7)
National Australia Bank Limited	USD	1,408	AUD	1,896	09/21/16	31
National Australia Bank Limited	USD	930	CAD	1,188	09/21/16	(19)
National Australia Bank Limited	USD	3,257	EUR	2,856	09/21/16	(57)
National Australia Bank Limited	USD	792	GBP	543	09/21/16	(74)
National Australia Bank Limited	USD	804	HKD	6,239	09/21/16	—
National Australia Bank Limited	USD	445	JPY	47,599	09/21/16	22
National Australia Bank Limited	GBP	543	USD	717	08/01/16	(2)
Royal Bank of Canada	EUR	410	USD	455	09/21/16	(5)
Royal Bank of Canada	GBP	60	USD	78	09/21/16	(1)
State Street	USD	410	AUD	550	09/21/16	7
State Street	USD	6,066	AUD	8,040	09/21/16	36
State Street	USD	507	BRL	1,666	08/01/16	7
State Street	USD	200	CAD	264	08/02/16	2
State Street	USD	6,280	CAD	8,190	09/21/16	(6)
State Street	USD	16,786	EUR	15,150	09/21/16	187
State Street	USD	3,916	GBP	3,020	09/21/16	85
State Street	USD	283	HKD	2,190	09/21/16	—
State Street	USD	3,577	HKD	27,720	09/21/16	(2)
State Street	USD	125	JPY	13,220	09/21/16	5
State Street	USD	1,929	JPY	193,310	09/21/16	(31)
State Street	AUD	260	USD	194	09/21/16	(3)
State Street	AUD	500	USD	367	09/21/16	(12)
State Street	AUD	1,070	USD	797	09/21/16	(15)
State Street	AUD	1,860	USD	1,415	09/21/16	4
State Street	BRL	—	USD	—	08/02/16	—
State Street	CAD	11	USD	9	08/02/16	—
State Street	CAD	39	USD	29	08/02/16	—
State Street	CAD	170	USD	129	09/21/16	(1)
State Street	CAD	330	USD	253	09/21/16	—
State Street	CAD	660	USD	508	09/21/16	2
State Street	CAD	830	USD	637	09/21/16	1
State Street	EUR	38	USD	43	08/02/16	—
State Street	EUR	520	USD	573	09/21/16	(10)
State Street	EUR	760	USD	843	09/21/16	(9)
State Street	EUR	950	USD	1,047	09/21/16	(17)
State Street	EUR	970	USD	1,083	09/21/16	(4)

See accompanying notes which are an integral part of this quarterly report.

262 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	EUR	3,900	USD	4,325	09/21/16	(43)
State Street	GBP	5	USD	6	08/01/16	—
State Street	GBP	60	USD	79	09/21/16	(1)
State Street	GBP	130	USD	171	09/21/16	(1)
State Street	GBP	200	USD	258	09/21/16	(7)
State Street	GBP	330	USD	438	09/21/16	1
State Street	HKD	990	USD	128	09/21/16	—
State Street	HKD	4,220	USD	544	09/21/16	—
State Street	HKD	6,370	USD	822	09/21/16	—
State Street	IDR	38,958	USD	3	08/01/16	—
State Street	JPY	12,050	USD	118	09/21/16	(1)
State Street	JPY	12,520	USD	122	09/21/16	(1)
State Street	JPY	27,120	USD	255	09/21/16	(11)
State Street	JPY	51,340	USD	491	09/21/16	(13)
State Street	MXN	27	USD	1	08/01/16	—
State Street	MYR	42	USD	10	08/01/16	—
State Street	MYR	9	USD	2	08/02/16	—
State Street	MYR	13	USD	3	08/02/16	—
UBS	CAD	340	USD	263	09/21/16	3
UBS	GBP	130	USD	185	09/21/16	13
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(221)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (b)	Total
Common Stocks
Australia	$—	$96,190	$—	$—	$96,190
Austria	—	3,587	—	—	3,587
Belgium	—	2,551	—	—	2,551
Brazil	9,612	—	—	—	9,612
Canada	113,972	—	—	—	113,972
Cayman Islands	—	909	—	—	909
Chile	6,094	—	—	—	6,094
China	—	23,748	—	—	23,748
France	—	59,429	—	—	59,429
Germany	—	13,229	—	—	13,229
Hong Kong	—	35,565	—	—	35,565
India	—	3,637	—	—	3,637
Indonesia	—	726	—	—	726
Italy	—	65,131	—	—	65,131
Japan	—	40,205	—	—	40,205
Luxembourg	—	1,622	—	—	1,622
Malaysia	—	927	—	—	927
Mexico	18,517	—	—	—	18,517
Netherlands	—	1,819	—	—	1,819
New Zealand	—	18,858	—	—	18,858
Norway	—	489	—	—	489
Philippines	—	1,011	—	—	1,011

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 263

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Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (b)	Total
Portugal	—	1,298	—	—	1,298
Singapore	—	11,620	—	—	11,620
Spain	—	72,662	—	—	72,662
Switzerland	—	11,260	—	—	11,260
United Kingdom	8,632	47,253	—	—	55,885
United States	439,776	—	—	—	439,776
Investments in Other Funds	—	1,873	—	—	1,873
Short-Term Investments	—	—	—	25,367	25,367
Other Securities	—	—	—	64,763	64,763
Total Investments	596,603	515,599	—	90,130	1,202,332

Other Financial Instruments
Assets
Futures Contracts	394	—	—	—	394
Foreign Currency Exchange Contracts	42	927	—	—	969
Liabilities
Futures Contracts	(31)	—	—	—	(31)
Foreign Currency Exchange Contracts	(80)	(1,110)	—	—	(1,190)
Total Other Financial Instruments*	$325	$(183)	$—	$—	$142

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.

Amounts in thousands
Fair Value
Infrastructure Subindustry Exposure	$
Air Freight & Logistics	2,214
Airport Services	101,690
Alternative Carriers	1,279
Cable & Satellite	1,745
Communications Equipment	1,410
Construction & engineering	17,236
Diversified	1,135
Electric Utilities	248,893
Environmental & Facilities Services	10,959
Gas Utilities	56,583
Healthcare REITs	2,092
Highways & Railtracks	181,082
Independent Power Producers & Energy Traders	6,101
Integrated Telecommunication Services	16,297
Marine Ports & Services	51,673
Multi-Utilities	100,040
Oil & Gas Refining & Marketing	5,849

See accompanying notes which are an integral part of this quarterly report.

264 Russell Global Infrastructure Fund

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Schedule of Investments, continued — July 31, 2016 (Unaudited)

Oil & Gas Storage & Transportation	214,536
Railroads	34,554
Renewable Electricity	6,827
Specialized REITs	20,885
Trucking	1,659
Water Utilities	25,999
Wireless Telecommunication Services	726
Investments in Other Funds	738
Short-Term Investments	25,367
Other Securities	64,763
Total Investments	1,202,332

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 265

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.6%			Unibail-Rodamco SE(ö)	19,757	5,430
Australia - 5.7%
BGP Holdings PLC(Å)(Æ)	4,619,419	—			45,346
Dexus Property Group(ö)	1,944,236	14,453	Germany - 2.7%
Goodman Group(ö)	1,190,722	6,833	ADO Properties SA(Þ)	76,679	3,122
GPT Group (The)(ö)	622,875	2,658	alstria office REIT-AG(ö)	195,142	2,714
Investa Office Fund(ö)	191,493	664	Deutsche EuroShop AG	29,945	1,419
Mirvac Group(ö)	2,816,369	4,700	Deutsche Wohnen AG	348,343	13,028
Scentre Group(ö)	3,724,661	15,019	LEG Immobilien AG	45,684	4,580

Shopping Centres Australasia Property			Vonovia SE	319,043	12,636
Group(ö)	188,724	343			37,499
Stockland(ö)	587,585	2,253
Vicinity Centres(ö)	7,307,937	19,249	Hong Kong - 9.2%
			Cheung Kong Property Holdings, Ltd.	3,411,200	24,460
Westfield Corp.(ö)	1,592,132	12,939
		79,111	China Overseas Land & Investment, Ltd.	172,000	567
			Hang Lung Properties, Ltd. - ADR	696,000	1,508
Austria - 0.5%			Henderson Land Development Co., Ltd.	759,643	4,511
Atrium European Real Estate, Ltd.	89,268	393	Hongkong Land Holdings, Ltd.	2,037,242	13,097
Buwog AG	261,337	6,335	Hysan Development Co., Ltd.	941,000	4,334
		6,728
			Kerry Properties, Ltd.	158,000	432
Brazil - 0.0%			Link REIT(ö)	2,534,797	18,920
BR Properties SA	19,395	54	New World Development Co., Ltd.	1,843,551	2,145
Canada - 2.4%			Sino Land Co., Ltd.	1,167,600	2,089

Allied Properties Real Estate Investment			Sun Hung Kai Properties, Ltd.	2,291,982	32,722
Trust(ö)	348,372	10,571	Swire Properties, Ltd.	2,616,200	7,293
Boardwalk Real Estate Investment			Wharf Holdings, Ltd. (The)	2,258,000	15,603
Trust(Ñ)(ö)	30,865	1,326			127,681
Brookfield Canada Office Properties(ö)	47,621	1,044
Canadian Apartment Properties(ö)	52,217	1,306	Ireland - 0.3%
Chartwell Retirement Residences	118,679	1,442	Green REIT PLC(ö)	1,904,039	3,122
Crombie Real Estate Investment Trust(ö)	51,809	626	Hibernia REIT PLC(ö)	948,458	1,442
Dream Office Real Estate Investment					4,564
Trust(ö)	38,607	560
First Capital Realty, Inc. Class A	178,946	3,178	Italy - 0.1%
			Beni Stabili SpA SIIQ(Æ)(ö)	912,410	597
H&R Real Estate Investment Trust(Ñ)(ö)	135,600	2,415
RioCan Real Estate Investment Trust(ö)	130,474	2,896	Japan - 11.0%
Smart Real Estate Investment Trust(ö)	275,411	8,123	Activia Properties, Inc.(ö)	1,115	5,839
		33,487	Advance Residence Investment Corp.(ö)	891	2,484
			Aeon Mall Co., Ltd.	61,100	818
China - 0.0%			Daiwa House REIT Investment Corp.(ö)	189	1,163
China Resources Land, Ltd.	48,000	120
			Daiwa Office Investment Corp.(ö)	86	513
Finland - 0.1%			Frontier Real Estate Investment Corp.(ö)	43	231
Citycon OYJ	687,746	1,719	GLP J-Reit(ö)	2,098	2,671
France - 3.3%			Hulic Co., Ltd.	120,135	1,245
Fonciere Des Regions(ö)	7,120	669	Hulic Reit, Inc.(ö)	3,373	5,986
Gecina SA(ö)	14,232	2,152	Invincible Investment Corp.(ö)	5,644	3,785
Icad, Inc.(ö)	53,619	4,130	Japan Excellent, Inc.(ö)	341	482
Klepierre - GDR(ö)	548,066	26,214	Japan Hotel REIT Investment Corp.(ö)	3,023	2,544
Unibail-Rodamco SE(Æ)(ö)	24,530	6,751	Japan Logistics Fund, Inc.(ö)	401	942
			Japan Prime Realty Investment Corp.(ö)	417	1,835

See accompanying notes which are an integral part of this quarterly report.

266 Russell Global Real Estate Securities Fund

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Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Japan Real Estate Investment Corp.(ö)	1,307	7,901	Spain - 0.8%
Japan Retail Fund Investment Corp.(ö)	1,322	3,254	Hispania Activos Inmobiliarios SA(Æ)(ö)	164,295	2,199

Kenedix Office Investment Corp. Class			Inmobiliaria Colonial SA	274,316	2,168
A(Æ)(ö)	281	1,757	Merlin Properties Socimi SA(ö)	571,489	6,533
LaSalle Logiport REIT(ö)	1	1			10,900
Mitsubishi Estate Co., Ltd.	1,542,000	28,690

Mitsui Fudosan Co., Ltd.	1,427,350	30,818	Sweden - 0.7%
			Atrium Ljungberg AB Class B	29,956	506
Mori Hills REIT Investment Corp. Class			Castellum AB	214,372	3,237
A(ö)	382	601
Mori Trust Sogo Reit, Inc.(ö)	478	886	Fabege AB	75,233	1,343
Nippon Building Fund, Inc.(ö)	519	3,193	Hufvudstaden AB Class A	82,512	1,378
Nippon Prologis REIT, Inc.(ö)	508	1,268	Wihlborgs Fastigheter AB	140,735	3,119
					9,583
Nomura Real Estate Master Fund, Inc.(ö)	6,721	11,116
Orix JREIT, Inc.(ö)	2,714	5,012	Switzerland - 0.5%
Premier Investment Corp.(ö)	101	138	PSP Swiss Property AG	25,863	2,608

Sumitomo Realty & Development Co.,			Swiss Prime Site AG Class A	45,460	4,176
Ltd.	355,000	9,191			6,784
Tokyo Tatemono Co., Ltd.	777,300	9,681

Tokyu REIT, Inc.(ö)	45	64	United Kingdom - 5.6%
			Assura PLC(ö)	2,611,489	2,032
Top REIT, Inc.(ö)	30	129
			Big Yellow Group PLC(ö)	521,704	4,898
United Urban Investment Corp.(ö)	4,638	8,676
		152,914	British Land Co. PLC (The)(ö)	660,345	5,856
			Capital & Regional PLC(ö)	721,139	560
Netherlands - 0.7%
			Derwent London PLC(ö)	138,616	5,208
Eurocommercial Properties NV	34,945	1,547
			Great Portland Estates PLC(ö)	568,075	5,133
NSI NV(ö)	515,278	2,280
			Hammerson PLC(ö)	1,606,870	11,842
Vastned Retail NV(ö)	8,244	346
			Helical PLC	32,116	121
Wereldhave NV(ö)	108,778	5,263
		9,436	Intu Properties PLC Class H(ö)	346,532	1,374
			Kennedy Wilson Europe Real Estate
Norway - 0.1%			PLC	185,584	2,442
Entra ASA(Þ)	134,045	1,425	Land Securities Group PLC(ö)	867,888	12,549
Norwegian Property ASA	159,198	189	LondonMetric Property PLC(ö)	2,566,203	5,495
		1,614	LXB Retail Properties PLC	601,182	493
Singapore - 1.4%			Segro PLC(ö)	1,832,057	10,731
Ascendas Real Estate Investment			Shaftesbury PLC(ö)	19,668	243
Trust(ö)	1,767,800	3,243	St. Modwen Properties PLC	242,123	903
CapitaLand Commercial Trust, Ltd.(ö)	575,500	648	UNITE Group PLC (The)	692,187	5,796
CapitaLand Mall Trust Class A(ö)	4,159,500	6,652	Urban & Civic PLC	298,751	882
CapitaLand, Ltd.	1,549,200	3,685	Workspace Group PLC(ö)	39,165	365
City Developments, Ltd.	86,900	555			76,923
EC World REIT(Æ)	160,500	98	United States - 51.5%
Global Logistic Properties, Ltd.	730,300	1,045	Acadia Realty Trust(ö)	69,769	2,628
Mapletree Commercial Trust(ö)	133,100	157	Alexandria Real Estate Equities, Inc.(ö)	67,192	7,546
Mapletree Industrial Trust(ö)	1,824,800	2,467	American Campus Communities, Inc.(ö)	61,302	3,315
Mapletree Logistics Trust(ö)	697,600	551	American Homes 4 Rent Class A(ö)	435,497	9,450

Suntec Real Estate Investment Trust(ö)	62,700	78	Apartment Co. Class Investment A(ö) & Management	376,924	17,327
UOL Group, Ltd.	152,580	660
		19,839	Apple Hospitality REIT, Inc.(Ñ)(ö)	76,875	1,566
			AvalonBay Communities, Inc.(ö)	145,954	27,096

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 267

Russell Investment Company
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Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Boston Properties, Inc.(ö)	171,641	24,395	Mack-Cali Realty Corp.(ö)	26,078		735

Brandywine Realty Trust(ö)	145,362	2,452	Mid-America Apartment Communities,
			Inc.(ö)	729		77
Brixmor Property Group, Inc.(ö)	459,603	13,053
Brookdale Senior Living, Inc. Class			National Health Investors, Inc.(ö)	24,625		1,935
A(Æ)	178,825	3,303	National Retail Properties, Inc.(ö)	146,498		7,788
Camden Property Trust(ö)	79,121	7,089	Omega Healthcare Investors, Inc.(Ñ)(ö)	294,074		10,146
Care Capital Properties, Inc.(ö)	126,514	3,742	Paramount Group, Inc.(ö)	218,769		3,857
CBL & Associates Properties, Inc.(ö)	9,277	114	Pebblebrook Hotel Trust(ö)	47,430		1,406
Chesapeake Lodging Trust(ö)	76,703	1,938	Post Properties, Inc.(ö)	48,160		3,063
Corporate Office Properties Trust(ö)	45,029	1,349	Prologis, Inc.(ö)	449,305		24,483
Cousins Properties, Inc.(ö)	693,658	7,381	Public Storage(ö)	79,226		18,929
CubeSmart(ö)	119,795	3,559	QTS Realty Trust, Inc. Class A(ö)	114,324		6,545
CyrusOne, Inc.(ö)	9,230	506	Ramco-Gershenson Properties Trust(ö)	168,064		3,334
DCT Industrial Trust, Inc.(ö)	31,711	1,593	Realty Income Corp.(ö)	60,992		4,359
DDR Corp.(ö)	185,478	3,661	Regency Centers Corp.(ö)	108,256		9,194
DiamondRock Hospitality Co.(ö)	331,881	3,259	Retail Opportunity Investments Corp.(ö)	220,395		5,032
Digital Realty Trust, Inc.(Ñ)(ö)	103,479	10,809	Rexford Industrial Realty, Inc.(ö)	153,612		3,512
Douglas Emmett, Inc.(ö)	203,510	7,742	RLJ Lodging Trust(ö)	34,792		826
Duke Realty Corp.(ö)	108,535	3,125	Senior Housing Properties Trust(ö)	90,319		2,006
DuPont Fabros Technology, Inc.(ö)	109,047	5,216	Simon Property Group, Inc.(ö)	381,718		86,665
Education Realty Trust, Inc.(ö)	106,137	5,109	SL Green Realty Corp.(ö)	85,877		10,118
Empire State Realty Trust, Inc. Class			Sovran Self Storage, Inc.(Æ)(ö)	23,560		2,412
A(ö)	281,160	5,902
			Spirit Realty Capital, Inc.(ö)	849,261		11,609
EPR Properties(ö)	42,745	3,591
			STORE Capital Corp.(ö)	58,256		1,817
Equinix, Inc.(ö)	5,027	1,874
			Sun Communities, Inc.(ö)	117,284		9,283
Equity A(ö) LifeStyle Properties, Inc. Class	109,033	8,967	Sunstone Hotel Investors, Inc.(ö)	232,808		3,097
Equity One, Inc.(ö)	39,227	1,305	Tanger Factory Outlet Centers, Inc.(ö)	249,192		10,401
Equity Residential(ö)	362,787	24,666	Taubman Centers, Inc.(ö)	26,343		2,132
Essex Property Trust, Inc.(ö)	101,660	23,776	UDR, Inc.(ö)	242,576		9,031
Extra Space Storage, Inc.(ö)	63,335	5,448	Ventas, Inc.(ö)	145,821		11,106
Federal Realty Investment Trust(ö)	28,349	4,811	Vornado Realty Trust(ö)	319,091		34,270
First Industrial Realty Trust, Inc.(ö)	90,921	2,679	Washington Real Estate Investment
			Trust(ö)	30,600		1,049
Gaming and Leisure Properties, Inc.(ö)	197,581	7,079
			Weingarten Realty Investors(ö)	127,785		5,519
General Growth Properties, Inc.(ö)	540,542	17,270
			Welltower, Inc.(ö)	133,217		10,568
HCP, Inc.(ö)	703,885	27,613
			WP Glimcher, Inc.(ö)	51,181		649
Healthcare Realty Trust, Inc.(ö)	243,963	8,822
Healthcare Trust of America, Inc. Class			Xenia Hotels & Resorts, Inc.(ö)	57,621		1,035
						713,593
A(ö)	17,929	610
Hilton Worldwide Holdings, Inc.	557,533	12,929	Total Common Stocks
Host Hotels & Resorts, Inc.(ö)	929,373	16,487	(cost $1,021,938)			1,338,492
Hudson Pacific Properties, Inc.(ö)	445,366	15,058
InfraREIT, Inc.(ö)	58,884	1,040	Short-Term Investments - 2.5%
			United States - 2.5%
Kilroy Realty Corp.(ö)	119,197	8,726
			Russell U.S. Cash Management Fund	35,244,162	(8)	35,244
Kimco Realty Corp.(ö)	144,939	4,653	Total Short-Term Investments
LaSalle Hotel Properties(ö)	233,067	6,421	(cost $35,244)			35,244
Liberty Property Trust(ö)	134,078	5,548
LTC Properties, Inc.(ö)	26,789	1,434	Other Securities - 1.1%
			Russell U.S. Cash Collateral Fund(×)	15,114,213	(8)	15,114
Macerich Co. (The)(ö)	6,416	573	Total Other Securities

See accompanying notes which are an integral part of this quarterly report.

268 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

	Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
	(cost $15,114)	15,114

	Total Investments 100.2%
	(identified cost $1,072,296)	1,388,850

	Other Assets and Liabilities, Net
-	(0.2%)	(3,311)
	Net Assets - 100.0%	1,385,539

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 269

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
BGP Holdings PLC	08/06/09	AUD	4,619,419	—	—	—
						—
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Dow Jones U.S. Real Estate Index Futures	502	USD	16,847	09/16	294
FTSE/EPRA Europe Futures	560	EUR	12,155	09/16	574
Hang Seng Index Futures	14	HKD	15,242	08/16	(28)
MSCI Singapore IX ETS Index Futures	30	SGD	937	08/16	(16)
S&P/TSX 60 Index Futures	7	CAD	1,184	09/16	5
SPI 200 Index Futures	18	AUD	2,483	09/16	48
TOPIX Index Futures	28	JPY	371,980	09/16	64
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					941

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	74	AUD	100	09/21/16	3
Bank of America	USD	300	AUD	400	09/21/16	4
Bank of America	USD	524	AUD	700	09/21/16	7
Bank of America	USD	705	AUD	949	09/21/16	15
Bank of America	USD	78	CAD	100	09/21/16	(2)
Bank of America	USD	79	CAD	100	09/21/16	(2)
Bank of America	USD	232	CAD	300	09/21/16	(2)
Bank of America	USD	306	CAD	400	09/21/16	1
Bank of America	USD	326	CAD	417	09/21/16	(7)
Bank of America	USD	—	EUR	—	08/01/16	—
Bank of America	USD	11	EUR	10	08/01/16	—
Bank of America	USD	1	EUR	1	08/02/16	—
Bank of America	USD	684	EUR	600	09/21/16	(12)
Bank of America	USD	1,144	EUR	1,000	09/21/16	(23)
Bank of America	USD	2,226	EUR	2,000	09/21/16	15
Bank of America	USD	3,314	EUR	3,000	09/21/16	47
Bank of America	USD	5,084	EUR	4,459	09/21/16	(89)
Bank of America	USD	13	GBP	10	08/01/16	—
Bank of America	USD	193	HKD	1,500	09/21/16	—
Bank of America	USD	387	HKD	3,000	09/21/16	—
Bank of America	USD	645	HKD	5,000	09/21/16	—
Bank of America	USD	850	HKD	6,590	09/21/16	—
Bank of America	USD	111	JPY	11,737	08/01/16	4
Bank of America	USD	44	JPY	4,588	08/02/16	1
Bank of America	USD	66	JPY	6,864	08/03/16	1
Bank of America	USD	109	JPY	11,256	08/03/16	1
Bank of America	USD	629	JPY	64,375	08/03/16	2
Bank of America	USD	280	JPY	30,000	09/21/16	14
Bank of America	USD	297	JPY	30,000	09/21/16	(2)
Bank of America	USD	948	JPY	100,000	09/21/16	34

See accompanying notes which are an integral part of this quarterly report.

270 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,480	JPY	158,280	09/21/16	73
Bank of America	USD	143	SGD	194	08/04/16	2
Bank of America	USD	74	SGD	100	09/21/16	1
Bank of America	USD	111	SGD	150	09/21/16	2
Bank of America	USD	122	SGD	166	09/21/16	3
Bank of America	AUD	861	USD	654	08/03/16	(1)
Bank of America	AUD	1,240	USD	941	08/03/16	(1)
Bank of America	AUD	100	USD	73	09/21/16	(2)
Bank of America	AUD	100	USD	75	09/21/16	(1)
Bank of America	AUD	200	USD	152	09/21/16	—
Bank of America	AUD	200	USD	150	09/21/16	(1)
Bank of America	AUD	200	USD	147	09/21/16	(5)
Bank of America	AUD	300	USD	228	09/21/16	—
Bank of America	CAD	100	USD	77	09/21/16	—
Bank of America	CAD	100	USD	76	09/21/16	(1)
Bank of America	CAD	100	USD	78	09/21/16	2
Bank of America	CAD	100	USD	78	09/21/16	1
Bank of America	CAD	100	USD	77	09/21/16	—
Bank of America	CAD	100	USD	77	09/21/16	1
Bank of America	EUR	12	USD	13	08/01/16	—
Bank of America	EUR	33	USD	37	08/01/16	—
Bank of America	EUR	36	USD	40	08/01/16	—
Bank of America	EUR	120	USD	133	08/01/16	(1)
Bank of America	EUR	11	USD	12	08/02/16	—
Bank of America	EUR	495	USD	552	08/02/16	(1)
Bank of America	EUR	100	USD	111	09/21/16	(1)
Bank of America	EUR	200	USD	221	09/21/16	(3)
Bank of America	EUR	300	USD	333	09/21/16	(4)
Bank of America	EUR	600	USD	684	09/21/16	12
Bank of America	EUR	1,000	USD	1,130	09/21/16	9
Bank of America	EUR	1,200	USD	1,332	09/21/16	(12)
Bank of America	GBP	10	USD	13	08/01/16	—
Bank of America	HKD	21	USD	3	08/01/16	—
Bank of America	HKD	789	USD	102	08/01/16	—
Bank of America	HKD	891	USD	115	08/01/16	—
Bank of America	HKD	1,000	USD	129	09/21/16	—
Bank of America	HKD	1,000	USD	129	09/21/16	—
Bank of America	HKD	1,000	USD	129	09/21/16	—
Bank of America	HKD	1,000	USD	129	09/21/16	—
Bank of America	HKD	1,000	USD	129	09/21/16	—
Bank of America	JPY	2,711	USD	26	08/01/16	(1)
Bank of America	JPY	5,468	USD	52	08/01/16	(2)
Bank of America	JPY	6,766	USD	64	08/01/16	(2)
Bank of America	JPY	4,799	USD	46	08/02/16	(1)
Bank of America	JPY	5,000	USD	47	09/21/16	(4)
Bank of America	JPY	10,000	USD	97	09/21/16	(1)
Bank of America	JPY	20,000	USD	186	09/21/16	(10)
Bank of America	JPY	20,000	USD	187	09/21/16	(9)
Bank of America	JPY	40,000	USD	378	09/21/16	(15)
Bank of America	SGD	100	USD	74	09/21/16	(1)
Bank of America	SGD	100	USD	73	09/21/16	(1)
Bank of Montreal	USD	225	AUD	300	09/21/16	3
Bank of Montreal	USD	154	CAD	200	09/21/16	—
Bank of Montreal	USD	1,104	EUR	1,000	09/21/16	16
Bank of Montreal	USD	258	HKD	2,000	09/21/16	—
Bank of Montreal	USD	472	JPY	50,000	09/21/16	18
Bank of Montreal	AUD	200	USD	151	09/21/16	(1)
Bank of Montreal	CAD	200	USD	153	09/21/16	—

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 271

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	EUR	1,000	USD	1,108	09/21/16	(12)
Bank of Montreal	HKD	2,000	USD	258	09/21/16	—
BNP Paribas	USD	677	AUD	900	09/21/16	6
BNP Paribas	USD	705	AUD	949	09/21/16	16
BNP Paribas	USD	326	CAD	417	09/21/16	(7)
BNP Paribas	USD	350	CAD	450	09/21/16	(5)
BNP Paribas	USD	4,474	EUR	4,000	09/21/16	7
BNP Paribas	USD	5,084	EUR	4,459	09/21/16	(88)
BNP Paribas	USD	774	HKD	6,000	09/21/16	—
BNP Paribas	USD	850	HKD	6,590	09/21/16	—
BNP Paribas	USD	1,271	JPY	130,000	09/21/16	5
BNP Paribas	USD	1,479	JPY	158,280	09/21/16	75
BNP Paribas	USD	245	SGD	332	09/21/16	3
BNP Paribas	USD	297	SGD	400	09/21/16	1
BNP Paribas	AUD	3,100	USD	2,361	09/21/16	8
BNP Paribas	CAD	1,400	USD	1,086	09/21/16	13
BNP Paribas	EUR	14,000	USD	15,598	09/21/16	(87)
BNP Paribas	HKD	20,000	USD	2,581	09/21/16	1
BNP Paribas	JPY	450,000	USD	4,280	09/21/16	(139)
BNP Paribas	SGD	1,200	USD	893	09/21/16	(1)
Commonwealth Bank of Australia	AUD	100	USD	75	09/21/16	(1)
Commonwealth Bank of Australia	CAD	100	USD	77	09/21/16	—
Commonwealth Bank of Australia	CAD	100	USD	77	09/21/16	1
Commonwealth Bank of Australia	EUR	600	USD	669	09/21/16	(3)
Commonwealth Bank of Australia	EUR	700	USD	778	09/21/16	(6)
Commonwealth Bank of Australia	HKD	1,000	USD	129	09/21/16	—
Commonwealth Bank of Australia	HKD	1,000	USD	129	09/21/16	—
National Australia Bank Limited	USD	705	AUD	949	09/21/16	15
National Australia Bank Limited	USD	326	CAD	417	09/21/16	(7)
National Australia Bank Limited	USD	5,085	EUR	4,459	09/21/16	(88)
National Australia Bank Limited	USD	850	HKD	6,590	09/21/16	—
National Australia Bank Limited	USD	1,480	JPY	158,280	09/21/16	74
National Australia Bank Limited	USD	245	SGD	332	09/21/16	3
Royal Bank of Canada	AUD	600	USD	445	09/21/16	(10)
Royal Bank of Canada	CAD	200	USD	154	09/21/16	1
Royal Bank of Canada	EUR	1,000	USD	1,115	09/21/16	(5)
Royal Bank of Canada	HKD	3,000	USD	387	09/21/16	—
Royal Bank of Canada	JPY	100,000	USD	975	09/21/16	(7)
Royal Bank of Canada	SGD	200	USD	148	09/21/16	(1)
Societe Generale	AUD	200	USD	148	09/21/16	(4)
Societe Generale	CAD	100	USD	77	09/21/16	1
Societe Generale	EUR	300	USD	339	09/21/16	3
Societe Generale	HKD	1,000	USD	129	09/21/16	—
Societe Generale	JPY	30,000	USD	284	09/21/16	(11)
State Street	USD	223	AUD	300	09/21/16	5
State Street	USD	1,522	AUD	2,000	09/21/16	(5)
State Street	USD	156	CAD	200	09/21/16	(3)
State Street	USD	614	CAD	800	09/21/16	(1)
State Street	USD	2,269	EUR	2,000	09/21/16	(28)
State Street	USD	8,874	EUR	8,000	09/21/16	90
State Street	USD	314	HKD	2,437	08/01/16	—
State Street	USD	190	HKD	1,474	08/02/16	—
State Street	USD	387	HKD	3,000	09/21/16	—
State Street	USD	1,419	HKD	11,000	09/21/16	(1)
State Street	USD	80	JPY	8,451	08/01/16	3
State Street	USD	51	JPY	5,386	08/02/16	2
State Street	USD	20	JPY	2,060	08/03/16	—
State Street	USD	32	JPY	3,278	08/03/16	—

See accompanying notes which are an integral part of this quarterly report.

272 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	48	JPY	4,874	08/03/16	—
State Street	USD	483	JPY	50,000	09/21/16	8
State Street	USD	2,390	JPY	250,000	09/21/16	66
State Street	USD	74	SGD	100	09/21/16	—
State Street	USD	445	SGD	600	09/21/16	2
State Street	CAD	5	USD	4	08/02/16	—
State Street	EUR	15	USD	17	08/01/16	—
State Street	EUR	20	USD	22	08/01/16	—
State Street	EUR	300	USD	340	09/21/16	4
State Street	EUR	600	USD	670	09/21/16	(3)
State Street	EUR	1,000	USD	1,129	09/21/16	9
State Street	GBP	62	USD	82	08/01/16	—
State Street	HKD	1,236	USD	159	08/01/16	—
State Street	HKD	776	USD	100	08/02/16	—
State Street	HKD	1,000	USD	129	09/21/16	—
State Street	HKD	1,000	USD	129	09/21/16	—
State Street	JPY	8,641	USD	82	08/01/16	(3)
State Street	JPY	5,544	USD	53	08/02/16	(2)
State Street	JPY	2,201	USD	22	08/03/16	—
State Street	JPY	10,493	USD	103	08/03/16	—
State Street	JPY	20,000	USD	196	09/21/16	(1)
State Street	JPY	20,000	USD	192	09/21/16	(5)
UBS	CAD	100	USD	79	09/21/16	2
UBS	EUR	500	USD	568	09/21/16	9
UBS	HKD	1,000	USD	129	09/21/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(30)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$79,111	$—	$—	$79,111
Austria	—	6,728	—	—	6,728
Brazil	54	—	—	—	54
Canada	33,487	—	—	—	33,487
China	—	120	—	—	120
Finland	—	1,719	—	—	1,719
France	6,751	38,595	—	—	45,346
Germany	—	37,499	—	—	37,499
Hong Kong	—	127,681	—	—	127,681
Ireland	—	4,564	—	—	4,564
Italy	—	597	—	—	597
Japan	—	152,914	—	—	152,914
Netherlands	—	9,436	—	—	9,436
Norway	—	1,614	—	—	1,614
Singapore	98	19,741	—	—	19,839
Spain	—	10,900	—	—	10,900
Sweden	—	9,583	—	—	9,583
Switzerland	—	6,784	—	—	6,784

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 273

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
United Kingdom	—	76,923	—	—	76,923
United States	713,593	—	—	—	713,593
Short-Term Investments	—	—	—	35,244	35,244
Other Securities	—	—	—	15,114	15,114
Total Investments	753,983	584,509	—	50,358	1,388,850

Other Financial Instruments
Assets
Futures Contracts	985	—	—	—	985
Foreign Currency Exchange Contracts	16	709	—	—	725
Liabilities
Futures Contracts	(44)	—	—	—	(44)
Foreign Currency Exchange Contracts	(16)	(739)	—	—	(755)
Total Other Financial Instruments*	$941	$(30)	$—	$—	$911

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	381,803
Healthcare	84,759
Industrial	62,016
Lodging/Resorts	55,293
Office	167,752
Office Mixed	8,673
Residential	194,917
Retail	335,349
Self Storage	35,246
Specialized REITs	12,684
Short-Term Investments	35,244
Other Securities	15,114
Total Investments	1,388,850

See accompanying notes which are an integral part of this quarterly report.

274 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 52.3%			Series WI
Asset-Backed Securities - 0.1%			4.450% due 04/01/24	55	61
CLI Funding V LLC			5.150% due 03/15/42	15	17
Series 2014-2A			Aviation Capital Group Corp.
3.380% due 10/18/29 (Þ)	115	112	4.875% due 10/01/25 (Þ)	84	88
Credit Acceptance Auto Loan Trust			Avis Budget Car Rental LLC / Avis
Series 2015-1A			Budget Finance, Inc.
2.000% due 07/15/22 (Þ)	250	250	6.375% due 04/01/24 (Å)	22	22
		362	Avnet, Inc.
Corporate Bonds and Notes - 18.4%			4.625% due 04/15/26	140	146
99 Cents Only Stores LLC			BAE Systems Holdings, Inc.
11.000% due 12/15/19	930	505	3.850% due 12/15/25 (Þ)	110	118
AbbVie, Inc.			Baltimore Gas & Electric Co.
2.900% due 11/06/22	285	295	3.350% due 07/01/23	75	80
Acadia Healthcare Co., Inc.			Bank of America Corp.
Series WI			Series DD
6.500% due 03/01/24	1,030	1,064	6.300% due 12/29/49 (ƒ)	350	381
Aetna, Inc.			Series L
2.400% due 06/15/21	90	92	3.950% due 04/21/25	305	316
3.200% due 06/15/26	115	118	Series Z
4.375% due 06/15/46	30	31	6.500% due 12/31/49 (ƒ)	925	1,010
Air Lease Corp.			Becton Dickinson and Co.
3.375% due 06/01/21	60	62	2.675% due 12/15/19	40	41
3.750% due 02/01/22	35	36	3.734% due 12/15/24	75	82
4.250% due 09/15/24	20	21	Blue Coat Holdings, Inc.
Aircastle, Ltd.			8.375% due 06/01/23 (Å)	250	281
5.500% due 02/15/22	65	70	Brixmor Operating Partnership, LP
Albertsons Cos. LLC / Safeway, Inc. /			3.875% due 08/15/22	115	119
New Albertson's, Inc / Albertson's			Celgene Corp.
LLC			2.875% due 08/15/20	75	78
6.625% due 06/15/24 (Þ)	25	27	3.550% due 08/15/22	80	86
Ally Financial, Inc.			5.000% due 08/15/45	130	151
3.750% due 11/18/19	225	229	Century Aluminum Co.
4.125% due 03/30/20	5	5	7.500% due 06/01/21 (Þ)	5,406	5,001
4.250% due 04/15/21	15	15	CF Industries, Inc.
4.125% due 02/13/22	120	122	3.450% due 06/01/23	15	15
Altria Group, Inc.			Cheniere Corpus Christi Holdings LLC
2.850% due 08/09/22	200	211	7.000% due 06/30/24 (Þ)	1,870	1,954
American Airlines Pass-Through Trust			Chesapeake Energy Corp.
Series B			4.875% due 04/15/22	95	60
5.250% due 01/15/24	100	104	Cigna Corp.
American International Group, Inc.			3.250% due 04/15/25	55	57
4.875% due 06/01/22	55	62	CIT Group, Inc.
4.800% due 07/10/45	75	79	5.250% due 03/15/18	160	166
American Tire Distributors, Inc.			Citigroup, Inc.
10.250% due 03/01/22 (Þ)	2,600	2,389	4.000% due 08/05/24	150	157
Anadarko Petroleum Corp.			Series R
5.550% due 03/15/26	140	153	6.125% due 12/31/49 (ƒ)	249	259
Ancestry.com Holdings LLC			Series T
9.625% due 10/15/18 (Þ)	4,580	4,672	6.250% due 12/29/49 (ƒ)	650	700
Anheuser-Busch InBev Finance, Inc.			Clear Channel Worldwide Holdings, Inc.
2.650% due 02/01/21	190	197	Series A
3.650% due 02/01/26	165	177	6.500% due 11/15/22	2,720	2,707
4.700% due 02/01/36	30	35	Series B
4.900% due 02/01/46	140	170	7.625% due 03/15/20	3,370	3,336
Anthem, Inc.			Cleaver-Brooks, Inc.
4.650% due 08/15/44	45	50	8.750% due 12/15/19 (Þ)	1,130	1,164
Arrow Electronics, Inc.			Cloud Crane LLC
3.500% due 04/01/22	75	76	10.125% due 08/01/24 (Å)	630	649
AT&T, Inc.			CoBank ACB
4.125% due 02/17/26	175	191	Series I
4.300% due 12/15/42	150	149	6.250% due 12/29/49 (ƒ)	580	628
4.800% due 06/15/44	5	5	Comcast Corp.
4.350% due 06/15/45	180	180	4.200% due 08/15/34	90	100
			Constellation Brands, Inc.
			3.875% due 11/15/19	40	42

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 275

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Constellis Holdings LLC / Constellis					4.550% due 04/01/46	110	124
Finance Corp.					First Cash Financial Services, Inc.
9.750% due 05/15/20 (Å)		500		488	6.750% due 04/01/21	500	515
Continental Resources, Inc.					First Data Corp.
5.000% due 09/15/22		450		421	7.000% due 12/01/23 (Þ)	2,510	2,582
4.500% due 04/15/23		460		416	Ford Motor Credit Co. LLC
3.800% due 06/01/24		805		688	4.250% due 09/20/22	400	434
CRH America, Inc.					4.134% due 08/04/25	400	428
3.875% due 05/18/25 (Þ)		400		432	Foresight Energy LLC / Foresight Energy
Crown Castle International Corp.					Finance Corp.
3.400% due 02/15/21		65		68	7.875% due 08/15/21 (Å)	2,510	1,770
3.700% due 06/15/26		55		58	Forum Energy Technologies, Inc.
CVS Health Corp.					6.250% due 10/01/21	1,770	1,651
4.125% due 05/15/21		115		127	Freeport-McMoRan, Inc.
2.125% due 06/01/21		140		143	5.400% due 11/14/34	5	4
2.875% due 06/01/26		140		144	5.450% due 03/15/43	55	42
5.125% due 07/20/45		115		146	Frontier Communications Corp.
Daimler Finance NA LLC					6.875% due 01/15/25	300	263
2.700% due 08/03/20 (Þ)		300		312	FullBeauty Brands Holdings Corp. 1st
DDR Corp.					Lien Term Loan B
3.375% due 05/15/23		30		30	6.993% due 10/14/22 (Ê)	623	589
3.625% due 02/01/25		175		178	GATX Corp.
Delphi Corp.					3.250% due 03/30/25	90	88
4.150% due 03/15/24		50		54	General Electric Co.
Delta Air Lines Pass-Through Trust					5.875% due 01/14/38	150	206
Series 15-1 Class B					4.125% due 10/09/42	160	181
4.250% due 07/30/23		87		90	Series D
Devon Energy Corp.					5.000% due 12/29/49 (ƒ)	1,131	1,219
3.250% due 05/15/22		25		24	General Motors Co.
5.850% due 12/15/25		50		55	5.200% due 04/01/45	75	80
Diamond 1 Finance Corp. / Diamond 2					General Motors Financial Co., Inc.
Finance Corp					4.000% due 01/15/25	200	206
5.875% due 06/15/21 (Å)		72		75	Gilead Sciences, Inc.
7.125% due 06/15/24 (Å)		51		55	4.500% due 02/01/45	50	56
Diamond Offshore Drilling, Inc.					4.750% due 03/01/46	40	47
4.875% due 11/01/43		25		19	Goldman Sachs Group, Inc. (The)
Dresdner Funding Trust I					3.850% due 07/08/24	165	177
8.151% due 06/30/31 (Å)		300		354	Series GMTN
Duke Energy Carolinas LLC					5.375% due 03/15/20	135	151
4.000% due 09/30/42		40		44	Series L
Eaton Corp.					5.700% due 12/31/49 (ƒ)	75	76
4.000% due 11/02/32		75		81	Halyard Health, Inc.
Embarq Corp.					Series WI
7.995% due 06/01/36		250		260	6.250% due 10/15/22	1,340	1,347
EMI Music Publishing Group Holdings,					Harland Clarke Holdings Corp.
Inc.					6.875% due 03/01/20 (Å)	25	24
7.625% due 06/15/24 (Þ)		70		75	HCA, Inc.
Energy Transfer Partners, LP					4.750% due 05/01/23	5	5
4.900% due 02/01/24		185		191	5.375% due 02/01/25	165	172
5.150% due 03/15/45		75		70	Hewlett Packard Enterprise Co.
6.125% due 12/15/45		40		42	4.900% due 10/15/25 (Þ)	25	27
Enterprise Products Operating LLC					6.200% due 10/15/35 (Þ)	30	31
1.650% due 05/07/18		75		75	6.350% due 10/15/45 (Þ)	65	65
ERAC USA Finance LLC					Hologic, Inc.
2.800% due 11/01/18 (Þ)		115		118	5.250% due 07/15/22 (Þ)	55	58
3.800% due 11/01/25 (Þ)		250		268	Home Depot, Inc. (The)
4.500% due 02/15/45 (Þ)		75		82	2.625% due 06/01/22	225	237
Essex Portfolio, LP					Host Hotels & Resorts, LP
3.250% due 05/01/23		150		155	Series C
Express Scripts Holding Co.					4.750% due 03/01/23	140	151
Series 10YR					Series D
4.500% due 02/25/26		260		289	3.750% due 10/15/23	125	127
Extraction Oil & Gas Holdings LLC /					HRG Group, Inc.
Extraction Finance Corp.					7.750% due 01/15/22	6,030	6,151
7.875% due 07/15/21 (Å)		230		230	HSBC USA, Inc.
FedEx Corp.					2.750% due 08/07/20	230	234

See accompanying notes which are an integral part of this quarterly report.

276 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series BKNT			Series C
5.875% due 11/01/34	500	619	5.250% due 12/29/49 (ƒ)	301	301
HUB International, Ltd.			Micron Technology, Inc.
9.250% due 02/15/21 (Þ)	1,470	1,551	5.250% due 01/15/24 (Þ)	90	81
Hyundai Capital America			Morgan Stanley
3.000% due 10/30/20 (Þ)	90	94	3.950% due 04/23/27	50	51
Series REGS			Series GMTN
2.600% due 03/19/20	190	194	5.500% due 07/28/21	185	212
International Wire Group, Inc.			MPH Acquisition Holdings LLC
10.750% due 08/01/21 (Å)	670	645	7.125% due 06/01/24 (Þ)	1,550	1,654
INVISTA Finance LLC			MPLX, LP
4.250% due 10/15/19 (Þ)	100	99	4.500% due 07/15/23 (Þ)	15	15
Iron Mountain US Holdings, Inc.			4.875% due 12/01/24 (Þ)	5	5
5.375% due 06/01/26 (Å)	101	102	4.875% due 06/01/25 (Þ)	30	30
Iron Mountain, Inc.			Nathan's Famous, Inc.
4.375% due 06/01/21 (Å)	101	105	10.000% due 03/15/20 (Þ)	540	580
Jill Acquisition LLC			National Rural Utilities Cooperative
1.000% due 05/23/22 (Ê)	520	509	Finance Corp.
Jo-Ann Stores LLC			5.250% due 04/20/46	286	302
8.125% due 03/15/19 (Þ)	240	234	Nationwide Financial Services, Inc.
Joseph T Ryerson & Son, Inc.			5.375% due 03/25/21 (Þ)	172	192
11.000% due 05/15/22 (Þ)	680	741	Newfield Exploration Co.
JPMorgan Chase & Co.			5.625% due 07/01/24	25	25
3.200% due 01/25/23	80	84	5.375% due 01/01/26	70	67
Series 1			NextEra Energy Capital Holdings, Inc.
7.900% due 04/29/49 (ƒ)	1,150	1,196	2.400% due 09/15/19	175	178
Series S			Noble Energy, Inc.
6.750% due 01/29/49 (ƒ)	750	844	5.250% due 11/15/43	135	137
Series Z			Northrop Grumman Corp.
5.300% due 12/29/49 (ƒ)	40	41	3.850% due 04/15/45	75	81
Kimco Realty Corp.			Oasis Petroleum, Inc.
3.200% due 05/01/21	220	229	6.875% due 03/15/22	170	148
4.250% due 04/01/45	190	204	Omega Healthcare Investors, Inc.
Kinder Morgan, Inc.			4.375% due 08/01/23	115	116
5.050% due 02/15/46	210	198	Opal Acquisition, Inc.
Kraft Heinz Foods Co.			8.875% due 12/15/21 (Þ)	3,850	3,119
3.000% due 06/01/26 (Þ)	225	230	Optimas OE Solutions Holding LLC /
4.375% due 06/01/46 (Þ)	65	71	Optimas OE Solutions, Inc.
Liberty Mutual Group, Inc.			8.625% due 06/01/21 (Þ)	1,100	832
4.250% due 06/15/23 (Þ)	90	96	Pioneer Natural Resources Co.
7.800% due 03/15/37 (Þ)	720	801	3.950% due 07/15/22	40	42
4.850% due 08/01/44 (Þ)	90	95	4.450% due 01/15/26	10	11
Lockheed Martin Corp.			PNC Financial Services Group, Inc.
3.800% due 03/01/45	50	53	(The)
4.700% due 05/15/46	70	85	6.750% due 12/31/49 (ƒ)	350	393
Marriott International, Inc.			Principal Financial Group, Inc.
2.300% due 01/15/22	220	222	3.400% due 05/15/25	75	77
Masco Corp.			Prudential Financial, Inc.
4.450% due 04/01/25	5	5	5.875% due 09/15/42	174	193
Match Group, Inc.			5.625% due 06/15/43	1,162	1,244
6.375% due 06/01/24 (Å)	152	162	Qualitytech, LP / QTS Finance Corp.
McKesson Corp.			Series WI
4.883% due 03/15/44	55	65	5.875% due 08/01/22	90	92
Medtronic, Inc.			Quicken Loans, Inc.
Series WI			5.750% due 05/01/25 (Þ)	75	74
3.500% due 03/15/25	235	257	Radio One, Inc.
Merck & Co., Inc.			7.375% due 04/15/22 (Å)	25	25
2.350% due 02/10/22	305	315	Real Alloy Holding, Inc.
MetLife Capital Trust IV			10.000% due 01/15/19 (Þ)	1,000	1,005
7.875% due 12/15/37 (Þ)	675	837	RegionalCare Hospital Partners
			Holdings, Inc.
MetLife Capital Trust X			8.250% due 05/01/23 (Þ)	3,120	3,249
9.250% due 04/08/38 (Þ)	500	714	Sabine Pass Liquefaction LLC
MetLife, Inc.			Series WI
10.750% due 08/01/39	50	80	5.625% due 03/01/25	1,020	1,041
4.125% due 08/13/42	50	51	Santander Holdings USA, Inc.

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 277

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500% due 07/17/25	135	140	5.150% due 09/15/23	90	105
Sempra Energy			5.050% due 03/15/34	115	130
3.750% due 11/15/25	75	81	4.750% due 11/01/41	20	22
Serta Simmons Bedding LLC			3.850% due 11/01/42	160	156
8.125% due 10/01/20 (Þ)	1,840	1,923	Series WI
SESI LLC			2.625% due 02/21/20	165	171
7.125% due 12/15/21	200	194	4.272% due 01/15/36	55	58
Shale-Inland Holdings LLC / Shale-			Viacom, Inc.
Inland Finance Corp.			4.375% due 03/15/43	75	65
8.750% due 11/15/19 (Þ)	210	143	Virginia Electric & Power Co.
Simmons Foods, Inc.			4.450% due 02/15/44	65	77
7.875% due 10/01/21 (Þ)	1,500	1,384	Visa, Inc.
Solera LLC / Solera Finance, Inc.			3.150% due 12/14/25	75	81
10.500% due 03/01/24 (Å)	200	216	Vizient, Inc.
Southwestern Electric Power Co.			10.375% due 03/01/24 (Þ)	3,890	4,386
3.550% due 02/15/22	150	161	Voya Financial, Inc.
Spirit Airlines Pass-Through Trust			5.650% due 05/15/53	350	338
Series 2015-1			Wayne Merger Sub LLC
4.450% due 04/01/24	102	103	8.250% due 08/01/23 (Å)	2,690	2,680
Sprint Communications, Inc.			Wells Fargo & Co.
8.375% due 08/15/17	1,280	1,326	Series K
State Street Corp.			7.980% due 03/29/49 (ƒ)	660	700
Series F			Series U
5.250% due 12/29/49 (ƒ)	200	210	5.875% due 12/31/49 (ƒ)	500	551
Sterigenics-Nordion Holdings LLC			Welltower, Inc.
4.250% due 05/15/22 (Ê)	496	494	4.000% due 06/01/25	175	187
Summit Midstream Holdings LLC /			Whiting Petroleum Corp.
Summit Midstream Finance Corp.			5.750% due 03/15/21	140	117
5.500% due 08/15/22	2,230	2,057	Wisconsin Power & Light Co.
Surgery Center Holdings, Inc.			4.100% due 10/15/44	140	157
8.875% due 04/15/21 (Þ)	2,870	3,057	WMG Acquisition Corp.
Targa Resources Partners, LP / Targa			6.750% due 04/15/22 (Þ)	2,580	2,709
Resources Partners Finance Corp.			Worthington Industries, Inc.
5.000% due 01/15/18	40	40	4.550% due 04/15/26	40	42
Tenet Healthcare Corp.			Xerium Technologies, Inc.
4.500% due 04/01/21	150	150	9.500% due 08/15/21 (Å)	810	806
4.375% due 10/01/21	30	30	XPO Logistics, Inc.
Series WI			6.500% due 06/15/22 (Å)	1,350	1,337
6.750% due 06/15/23	3,660	3,523	Zayo Group LLC / Zayo Capital, Inc.
TerraForm AP Acquisition Holdings LLC			Series WI
1.000% due 06/26/22 (Ê)	404	394	6.000% due 04/01/23	1,860	1,934
Time Warner Cable, Inc.			Zimmer Biomet Holdings, Inc.
4.500% due 09/15/42	210	204	3.550% due 04/01/25	225	236
Time Warner, Inc.
4.875% due 03/15/20	65	72			120,395
4.850% due 07/15/45	135	156	International Debt - 9.2%
Trans-Allegheny Interstate Line Co.			Actavis Funding SCS
3.850% due 06/01/25 (Þ)	65	70	3.800% due 03/15/25	30	32
TransDigm, Inc.			Albemarle Corp.
5.500% due 10/15/20	1,620	1,660	1.875% due 12/08/21	200	237
6.375% due 06/15/26 (Þ)	100	103	Angolan Government International Bond
Travelers Cos., Inc. (The)			9.500% due 11/12/25 (Þ)	73	70
4.600% due 08/01/43	30	37	Aquarius & Investments PLC for Swiss
United Airlines Pass-Through Trust			Reinsurance Co., Ltd.
			8.250% due 09/29/49 (ƒ)	450	484
Series B			Argentine Republic Government
5.375% due 08/15/21	78	81	International Bond
4.625% due 09/03/22	76	76	6.875% due 04/22/21 (Þ)	60	65
United Continental Holdings, Inc.			7.500% due 04/22/26 (Þ)	140	152
6.375% due 06/01/18	65	68	7.625% due 04/22/46 (Þ)	65	69
UnitedHealth Group, Inc.
2.700% due 07/15/20	135	141	3.750% Series NY due 03/31/19	370	251
4.750% due 07/15/45	75	94	8.280% due 12/31/33	387	434
US Bancorp			Australia & New Zealand Banking
Series I			Group, Ltd. - ADR
5.125% due 12/29/49 (ƒ)	22	23	6.750% due 12/31/49 (Å)(ƒ)	400	435
Verizon Communications, Inc.			AXA SA

See accompanying notes which are an integral part of this quarterly report.

278 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.463% due 12/14/18 (ƒ)(Þ)	250	262	Croatia Government International Bond
8.600% due 12/15/30	350	492	Series REGS
Baidu, Inc.			6.625% due 07/14/20	80	88
3.250% due 08/06/18	400	410	5.500% due 04/04/23	200	215
Banco Bilbao Vizcaya Argentaria SA			Dai-ichi Life Insurance Co., Ltd. (The)
9.000% due 05/29/49 (ƒ)	200	207	7.250% due 12/29/49 (ƒ)(Þ)	400	475
Banco Nacional de Costa Rica			4.000% due 12/31/49 (ƒ)(Þ)	200	203
5.875% due 04/25/21 (Þ)	50	52	Delphi Automotive PLC
Bank of America Corp.			3.150% due 11/19/20	25	26
4.625% due 09/14/18	225	273	4.250% due 01/15/26	100	110
Barclays PLC			Delta 2 Lux Sarl 2nd Lien Term Loan B
4.375% due 09/11/24	400	403	7.750% due 07/29/22 (Ê)	500	490
8.250% due 12/31/49 (ƒ)	400	407	Delta 2 Lux Sarl Term Loan B3
Belize Government International Bond			4.750% due 07/30/21 (Ê)	2,500	2,470
Series REGS			Demeter (Swiss Re, Ltd.)
6.767% due 08/20/17	75	42	5.625% due 08/15/52	350	371
Benefit Street Partners CLO III, Ltd.			Dominican Republic Government
Series 2013-IIIA Class D			International Bond
5.124% due 01/20/26 (Å)(Ê)	500	434	Series REGS
Benefit Street Partners CLO IX, Ltd.			6.850% due 01/27/45	200	215
Series 2016-9A Class E			Dominican Republic International Bond
7.470% due 07/20/28 (Å)(Ê)	500	436	6.875% due 01/29/26 (Þ)	540	606
BGEO Group JSC			Series REGS
6.000% due 07/26/23 (Þ)	125	126	7.500% due 05/06/21	45	51
BHP Billiton Finance USA, Ltd.			7.450% due 04/30/44	165	188
6.250% due 10/19/75 (Å)	400	433	Ecopetrol SA
6.750% due 10/19/75 (Þ)	1,000	1,113	4.125% due 01/16/25	100	93
BNP Paribas SA			Ecuador Government International Bond
7.625% due 12/29/49 (ƒ)(Þ)	400	416	10.750% due 03/28/22 (Þ)	220	219
7.195% due 12/31/49 (Å)(ƒ)	200	221	Series REGS
BorgWarner, Inc.			7.950% due 06/20/24	280	243
1.800% due 11/07/22	215	256	EDP Finance BV
Burger King			4.900% due 10/01/19 (Þ)	200	214
3.750% due 12/12/21 (Ê)	1,956	1,964	Egypt Government International Bond
Citigroup, Inc.			Series REGS
1.375% due 10/27/21	230	270	5.750% due 04/29/20	140	143
4.090% due 06/09/25 (Þ)	100	79	El Salvador Government International
Cloverie PLC for Zurich Insurance Co.,			Bond
Ltd.			Series REGS
4.750% due 12/29/49 (ƒ)	500	508	7.375% due 12/01/19	65	70
Colombia Government International			7.750% due 01/24/23	20	22
Bond			5.875% due 01/30/25	70	69
4.375% due 07/12/21	70	75	Embraer Netherlands Finance BV
2.625% due 03/15/23	400	387	5.050% due 06/15/25	125	125
4.000% due 02/26/24	50	52	Emera, Inc.
4.500% due 01/28/26	365	390	Series 16-A
7.375% due 09/18/37	90	116	6.750% due 06/15/76	1,212	1,310
ConvaTec Finance International SA			Emirates Telecommunications Group
8.250% due 01/15/19 (Þ)	1,520	1,528	Co. PJSC
ConvaTec Healthcare E SA			Series GMTN
10.500% due 12/15/18 (Þ)	490	503	2.375% due 06/18/19	400	405
Cooperatieve Rabobank UA			Enel SpA
11.000% due 06/29/49 (ƒ)(Þ)	875	1,070	8.750% due 09/24/73 (Þ)	600	695
Corp. Financiera de Desarrollo SA			Evergreen Skills Lux Sarl
Series REGS			9.250% due 04/28/22 (Ê)	550	285
4.750% due 07/15/25	35	38	FedEx Corp.
Costa Rica Government International			1.625% due 01/11/27	225	264
Bond			Flextronics International, Ltd.
Series REGS			Series WI
4.375% due 04/30/25	180	173	4.750% due 06/15/25	20	21
Credit Agricole SA			Ghana Government International Bond
8.125% due 12/31/49 (ƒ)(Þ)	400	421	Series REGS
Series REGS			7.875% due 08/07/23	70	61
4.375% due 03/17/25	400	408	8.125% due 01/18/26	720	623
Credit Suisse Group AG			Global SC Finance II SRL
7.500% due 12/31/49 (Å)(ƒ)	200	207

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 279

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-1A			Series REGS
3.190% due 07/17/29 (Þ)	200	192	10.875% due 04/06/21	10		11
HSBC Capital Funding, LP			5.125% due 12/05/22	30		27
10.176% due 12/29/49 (Å)(ƒ)	400	588	Mood Media Corp. 1st Lien Term Loan B
HSBC Holdings PLC			7.000% due 05/01/19 (Ê)	124		113
6.875% due 12/31/49 (ƒ)	400	412	Moody's Corp.
ICICI Bank, Ltd./Hong Kong			1.750% due 03/09/27	200		237
Series REGS			Morgan Stanley
5.750% due 11/16/20	200	224	1.875% due 03/30/23	200		239
Indonesia Government International			Namibia International Bonds
Bond			5.250% due 10/29/25 (Þ)	30		31
Series REGS			Nippon Life Insurance Co.
4.125% due 01/15/25	390	413	4.700% due 01/20/46 (Þ)	700		759
4.750% due 01/08/26	300	334	Noble Holding International, Ltd.
7.750% due 01/17/38	90	129	6.200% due 08/01/40	5		3
5.125% due 01/15/45	170	191	6.050% due 03/01/41	5		3
International Automotive Components			5.250% due 03/15/42	5		3
Group SA			OCP SA
9.125% due 06/01/18 (Å)	62	61	Series REGS
Iraq International Bond			5.625% due 04/25/24	400		434
Series REGS			Oman Government International Bond
5.800% due 01/15/28	50	37	3.625% due 06/15/21 (Þ)	60		61
Itau Unibanco Holding SA/Cayman			Ooredoo International Finance, Ltd.
Island			3.750% due 06/22/26 (Þ)	50		51
2.850% due 05/26/18 (Þ)	200	200
Ivory Coast Government International			Series REGS
			5.000% due 10/19/25	400		453
Bond			Panama Government International Bond
Series REGS
5.750% due 12/31/32	881	842	4.000% due 09/22/24	150		162
Jamaica Government International Bond			3.750% due 03/16/25	75		80
8.000% due 06/24/19	85	92	8.875% due 09/30/27	73		108
8.500% due 02/28/36	100	120	3.875% due 03/17/28	110		118
Jordan Government International Bond			9.375% due 04/01/29	190		293
6.125% due 01/29/26 (Þ)	15	16	6.700% due 01/26/36	59		80
JPMorgan Chase & Co.			Paraguay Government International

1.500% due 01/27/25	275	327	Bond
Kazakhstan Government International			5.000% due 04/15/26 (Þ)	70		75
			Series REGS
Bond			4.625% due 01/25/23	220		230
Series REGS
3.875% due 10/14/24	140	142	6.100% due 08/11/44	245		274
			Parq Holdings, LP Term Loan
KazMunayGas National Co. JSC			8.500% due 12/17/20 (Ê)	820		787
Series REGS
9.125% due 07/02/18	200	220	Pernod Ricard SA
Kenya Government International Bond			5.500% due 01/15/42 (Þ)	300		373
Series REGS			Pertamina Persero PT
6.875% due 06/24/24	50	47	Series REGS
Koninklijke Ahold Delhaize NV			4.875% due 05/03/22	108		115
5.700% due 10/01/40	100	123	4.300% due 05/20/23	345		355
Linxens France SA 2nd Lien Term Loan			6.000% due 05/03/42	140		151
9.500% due 07/15/23	310	310	5.625% due 05/20/43	150		155
Lloyds Bank PLC			Perusahaan Penerbit SBSN Indonesia III

2.350% due 09/05/19	400	405	4.550% due 03/29/26 (Þ)	80		86
Lloyds Banking Group PLC			Peruvian Government International Bond

4.500% due 11/04/24	400	415	8.750% due 11/21/33	55		87
7.500% due 12/31/49 (ƒ)	400	399	Petrobras Global Finance BV
Mallinckrodt International Finance SA /			3.536% due 03/17/20 (Ê)	195		180
Mallinckrodt CB LLC			8.375% due 05/23/21	805		851
5.625% due 10/15/23 (Å)	28	27	Petroleos de Venezuela SA
Methanex Corp.			5.375% due 04/12/27	81		30
3.250% due 12/15/19	40	39	Series REGS
Mexico Government International Bond			8.500% due 11/02/17	137		106
4.750% due 03/08/44	326	349	9.000% due 11/17/21	37		18
4.600% due 01/23/46	25	26	12.750% due 02/17/22	235		128
Mohawk Industries, Inc.			6.000% due 05/16/24	125		47
2.000% due 01/14/22	235	278	6.000% due 11/15/26	80		29
Mongolia Government International			9.750% due 05/17/35	245		108
Bond			Petroleos Mexicanos

See accompanying notes which are an integral part of this quarterly report.

280 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.000% due 05/03/19	59	66	Sri Lanka Government International
5.500% due 06/27/44	35	32	Bond
6.375% due 01/23/45	157	157	5.750% due 01/18/22 (Þ)	360	372
Series REGS			6.850% due 11/03/25 (Þ)	130	137
6.375% due 02/04/21	325	356	Series REGS
6.875% due 08/04/26	25	28	5.875% due 07/25/22	60	62
Series WI			Standard Chartered PLC
5.625% due 01/23/46	14	13	3.950% due 01/11/23 (Þ)	200	201
Philip Morris International, Inc.			Sumitomo Life Insurance Co.
1.750% due 03/19/20	240	285	6.500% due 09/20/73 (Þ)	200	234
Playa Resorts Holding BV 1st Lien Term			Sydney Airport Finance Co. Pty, Ltd.
Loan B			3.625% due 04/28/26 (Þ)	190	199
4.000% due 08/09/19 (Ê)	994	989	Tanzania Government International Bond
Prologis, LP			Series REGS
3.000% due 06/02/26	305	401	6.892% due 03/09/20 (Ê)	13	14
QBE Insurance Group, Ltd.			Teine Energy, Ltd.
6.750% due 12/02/44	700	769	6.875% due 09/30/22 (Þ)	230	228
Regatta V Funding, Ltd.			Telecom Italia Capital SA
Series 2014-1A Class D			6.000% due 09/30/34	65	64
5.519% due 10/25/26 (Å)(Ê)	250	211	Telefonica Emisiones SAU
Republic of Angola Government Bond			5.462% due 02/16/21	135	155
Series REGS			7.045% due 06/20/36	15	20
9.500% due 11/12/25	200	191	Telstra Corp., Ltd.
Republic of Argentina Government			3.125% due 04/07/25 (Þ)	15	16
International Bond			Teva Pharmaceutical Finance
Series REGS			Netherlands III BV
7.500% due 04/22/26	1,325	1,439	2.800% due 07/21/23	120	122
Republic of Azerbaijan Government			TIAA CLO I, Ltd.
International Bond			Series 2016-1A Class E1
Series REGS			8.736% due 07/20/28 (Å)(Ê)	279	251
4.750% due 03/18/24	200	202	Transcanada Trust
Republic of Azerbaijan International			5.625% due 05/20/75	175	169
Bond			Transelec SA
Series REGS			3.875% due 01/12/29 (Å)	40	40
4.750% due 03/18/24	50	51	Travelport Finance Luxembourg Sarl
Republic of Kazakhstan Government			Term Loan B
International Bond			1.000% due 09/02/21 (Ê)(v)	1,250	1,251
Series REGS			Turkey Government International Bond
6.500% due 07/21/45	200	236	7.375% due 02/05/25	100	119
Royal Bank of Scotland Group PLC			4.250% due 04/14/26	50	48
6.100% due 06/10/23	50	53	4.875% due 10/09/26	325	330
5.125% due 05/28/24	335	336	6.625% due 02/17/45	210	243
7.648% due 09/30/49 (ƒ)	240	281	Turkiye Is Bankasi
Russian Foreign Bond - Eurobond			Series REGS
Series REGS			5.000% due 04/30/20	200	198
4.875% due 09/16/23	200	217	UBS Group AG
7.500% due 03/31/30	63	77	7.125% due 12/29/49 (ƒ)	400	410
5.625% due 04/04/42	200	219	Series .
Sealed Air Corp.			6.875% due 12/29/49 (ƒ)	200	203
Series REGS			Ukraine Government International Bond
4.500% due 09/15/23	100	122	7.750% due 09/01/19 (Þ)	10	9
Simon Property Group, LP			7.750% due 09/01/20 (Þ)	9	9
2.375% due 10/02/20	200	245	7.750% due 09/01/27 (Þ)	60	58
SkillsSoft Corp. 1st Lien Term Loan			Series REGS
5.750% due 04/28/21 (Ê)	2,643	2,173	7.750% due 09/01/20	200	197
Sky PLC			7.750% due 09/01/22	270	264
Series REGS			7.750% due 09/01/23	100	98
3.750% due 09/16/24	400	425	7.750% due 09/01/26	125	121
Slovenia Government International Bond			Ukreximbank Via Biz Finance PLC
Series REGS			Series REGS
5.500% due 10/26/22	260	297	9.625% due 04/27/22	210	208
5.250% due 02/18/24	270	308	Uruguay Government International Bond
South Africa Government International			4.375% due 10/27/27	270	286
Bond			7.625% due 03/21/36	25	35
5.875% due 05/30/22	40	45	5.100% due 06/18/50	70	71
5.875% due 09/16/25	345	392
5.375% due 07/24/44	5	5

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 281

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Venezuela Government International			Avaya, Inc. Term Loan B7
Bond			6.250% due 05/29/20 (Ê)	1,970	1,482
9.250% due 09/15/27	251	121	BBB Industries US Holdings, Inc. Term
9.375% due 01/13/34	50	22	Loan B
Series REGS			9.750% due 11/03/22 (Ê)	250	222
6.000% due 12/09/20	100	44	Berlin Packaging LLC 2nd Lien Term
12.750% due 08/23/22	202	106	Loan
9.000% due 05/07/23	57	25	7.750% due 10/01/22 (Ê)	1,000	990
8.250% due 10/13/24	390	169	BioScrip, Inc. 1st Lien Term Loan B
7.650% due 04/21/25	295	125	6.500% due 07/31/20 (Ê)	1,607	1,530
11.950% due 08/05/31	137	66	BioScrip, Inc. Term Loan
7.000% due 03/31/38	285	117	6.500% due 07/31/20 (Ê)	964	918
Virgin Media Investment Holdings, Ltd.			Blue Coat Systems, Inc. Term Loan
1st Lien Term Loan F			4.500% due 05/26/22 (Ê)	496	496
3.500% due 06/30/23 (Ê)	1,400	1,394	BMC Software Finance, Inc. 1st Lien
WPP Finance			Term Loan B
5.625% due 11/15/43	135	162	5.000% due 09/10/20 (Ê)	993	911
		60,594	Brickman Group, Ltd. LLC 1st Lien
Loan Agreements - 16.7%			Term Loan B		1,308
99 Cents Only Stores LLC New Term			4.000% due 12/18/20 (Ê)	1,314
			BWAY Holding Co. 1st Lien Term Loan
Loan
4.500% due 01/13/19 (Ê)	228	172	5.500% B due 08/14/20 (Ê)	981	980
ABG Intermediate Holdings 2, LLC 1st			Caesars Entertainment Corp. 1st Lien
Lien Term Loan			Term Loan B
5.500% due 05/27/21 (Ê)	115	114	7.000% due 10/11/20 (Ê)	2,508	2,447
ABG Intermediate Holdings, LLC 2nd			Camping World, Inc. 1st Lien Term
Lien Term Loan			Loan B
9.000% due 05/27/22 (Ê)	250	242	5.250% due 02/20/20 (Ê)	1,457	1,455
Accuvant, Inc. 2nd Lien Term Loan			CareCore National LLC Term Loan
10.000% due 01/28/23 (Ê)	900	850	5.500% due 03/06/21 (Ê)	369	358
Active Network, Inc. 1st Lien Term			Cast & Crew Payroll LLC 1st Lien Term
Loan B			Loan
5.500% due 11/15/20 (Ê)	494	490	8.750% due 08/03/22 (Ê)	750	742
Albertsons LLC 1st Lien Term Loan B4			Cast & Crew Payroll LLC 2nd Lien Term
4.500% due 08/22/21 (Ê)	2,108	2,118	Loan
Alliant Holdings I, LP 1st Lien Term			8.750% due 08/03/23 (Ê)	250	235
Loan B			Cengage Learning, Inc. 1st Lien Term
1.000% due 08/14/22 (Ê)(v)	125	125	Loan
Alvogen Pharmaceutical US, Inc. Term			5.250% due 06/07/23 (Ê)	1,293	1,289
Loan			Charming Charlie, Inc. 1st Lien Term
6.000% due 04/02/22 (Ê)	1,465	1,465	Loan B
American Airlines, Inc. 1st Lien Term			9.000% due 12/24/19 (Ê)	239	162
Loan			Charter Communications Operating LLC
3.250% due 05/21/20 (Ê)	994	989	Term Loan H
American Airlines, Inc. 1st Lien Term			3.250% due 08/24/21 (Ê)	2,749	2,757
Loan B			Chelsea Petroleum Products I LLC 1st
3.250% due 04/28/23 (Ê)	250	249	Lien Term Loan B
Ancestry.com, Inc. Term Loan B			5.250% due 10/28/22 (Ê)	500	499
5.000% due 08/29/22 (Ê)	1,092	1,094	Chrysler Group LLC 1st Lien Term
AP Gaming I LLC 1st Lien Term Loan B			Loan B
9.250% due 12/20/20 (Ê)	247	231	3.250% due 12/31/18 (Ê)	581	582
Arbor Pharmaceuticals, Inc. 1st Lien			Ciena Corp. 1st Lien Term Loan
Term Loan B			4.250% due 04/25/21 (Ê)	250	251
6.000% due 06/28/23	469	460	Cincinnati Bell, Inc. 1st Lien Term
Arctic Glacier USA, Inc. 1st Lien Term			Loan B
Loan B			4.000% due 09/10/20 (Ê)	494	493
6.000% due 05/13/19 (Ê)	1,383	1,334	Cision, Inc. Term Loan B
AssuredPartners, Inc. 1st Lien Term			7.000% due 05/12/23	500	477
Loan			Commercial Barge Line Co. 1st Kueb
5.750% due 10/21/22 (Ê)	251	250	Term Loan
Asurion LLC Term Loan B4			9.750% due 11/12/20 (Ê)	220	206
5.000% due 08/04/22 (Ê)	2,229	2,231	Communications Sales & Leasing, Inc.
Asurion, LLC 2nd Lien Term Loan			1st Lien Term Loan B
8.500% due 03/03/21 (Ê)	1,440	1,426	5.000% due 10/16/22 (Ê)	990	989
Avago Technologies Cayman Finance,			Community Health Systems, Inc. Term
Ltd. 1st Lien Term Loan B1			Loan B2
4.250% due 02/01/23 (Ê)	2,197	2,197	4.000% due 01/27/21 (Ê)	2,240	2,211

See accompanying notes which are an integral part of this quarterly report.

282 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Compuware Corp. 1st Lien Term Loan B2			4.750% due 12/09/20 (Ê)	750	751
6.250% due 12/15/21 (Ê)	987	946	IPC Corp. 2nd Lien Term Loan
Concentra, Inc. 2nd Lien Term Loan B			10.500% due 02/06/22 (Ê)	250	196
9.000% due 06/01/23 (Ê)	170	167	J Crew Group, Inc. Covenant-Lite 1st
Connolly Corp. 2nd Lien Term Loan			Lien Term Loan B
8.000% due 05/14/22 (Ê)	76	75	4.000% due 03/05/21 (Ê)	99	70
CPI Card Group, Inc. 1st Lien Term			Koosharem LLC Term Loan
Loan B			7.500% due 05/16/20 (Ê)	494	424
5.500% due 08/17/22 (Ê)	180	175	Kraton Polymers LLC Term Loan B
Creative Artists Agency, LLC Term			6.000% due 01/06/22 (Ê)	574	571
Loan B			Level 3 Financing, Inc. Term Loan B2
5.500% due 12/17/21 (Ê)	248	248	3.500% due 05/31/22 (Ê)	1,000	1,003
CSRA, Inc. Term Loan B			LTS Buyer LLC 2nd Lien Term Loan
1.000% due 10/29/22 (Ê)(v)	1,000	1,004	8.000% due 04/01/21 (Ê)	470	469
Dell International LLC 1st Lien Term			Match Group, Inc. Term Loan B1
Loan B2			5.500% due 10/27/22 (Ê)	599	604
4.000% due 04/29/20 (Ê)	492	492	MCC Iowa LLC 1st Lien Term Loan H
Dell, Inc. Term Loan B			3.250% due 01/29/21 (Ê)	494	493
4.000% due 05/24/23	2,500	2,501	Media General, Inc. 1st Lien Term Loan
Eastman Kodak Co. Exit Term Loan			B
7.250% due 09/03/19 (Ê)	1,243	1,222	4.000% due 07/31/20 (Ê)	462	462
EnergySolutions LLC 1st Lien Term			Mergermarket USA, Inc. 1st Lien Term
Loan B			Loan
6.750% due 05/29/20 (Ê)	606	601	4.500% due 02/04/21 (Ê)	883	861
First Data Corp. Term Loan B			MGM Growth Properties, LLC 1st Lien
4.425% due 07/10/22 (Ê)	2,250	2,256	Term Loan B
Foundation Building Materials LLC 1st			4.000% due 04/25/23 (Ê)	249	251
Lien Term Loan			MSC.Software Corp. 1st Lien Term Loan
1.000% due 10/09/22 (Ê)(v)	269	269	5.000% due 05/29/20 (Ê)	494	475
Foundational Building Materials, LLC			National Vision, Inc. 2nd Lien Term
2nd Lien Term Loan			Loan
11.500% due 09/17/23 (Å)(Ê)	590	589	6.750% due 03/13/22 (Ê)	1,280	1,155
FPC Holdings, Inc. 1st Lien Term Loan			Navistar, Inc. 1st Lien Term Loan B
5.250% due 11/27/19 (Ê)	494	413	6.500% due 08/07/20 (Ê)	249	234
FullBeauty Brands Holding Corp. 2nd			NBTY, Inc. 1st Lien Term Loan B
Lien Term Loan			5.000% due 05/05/23 (Ê)	1,250	1,244
10.000% due 09/22/23	250	203	Neptune Finco Corp. Term Loan B
GENEX Holdings, Inc. 1st Lien Term			5.000% due 10/09/22 (Ê)	748	753
Loan B			New Millennium Holding Co., Inc. Exit
5.250% due 05/30/21 (Ê)	1,000	987	Term Loan
GENEX Holdings, Inc. 2nd Lien Term			7.500% due 12/21/20 (Ê)	85	60
Loan			Numericable US LLC Term Loan B6
8.750% due 05/30/22 (Ê)	250	237	4.750% due 02/10/23 (Ê)	249	249
Genoa a QoL Healthcare Co LLC 2nd			Numericable US LLC Term Loan B7
Lien Term Loan
8.750% due 04/30/23 (Ê)	474	468	5.000% due 01/31/24 (Ê)	2,249	2,251
Getty Images, Inc. Covenant-Lite 1st			NVA Holdings, Inc. 2nd Lien Term Loan
Lien Term Loan B			0.048% due 08/14/22 (Ê)	170	169
4.750% due 10/18/19 (Ê)	987	774	Opal Acquisition, Inc. 1st Lien Term
Harland Clarke Holdings Corp.			Loan B
Covenant-Lite 1st Lien Term Loan B4			5.000% due 11/27/20 (Ê)	1,532	1,369
1.000% due 08/04/19 (Ê)(v)	500	485	Patterson Co. 2nd Lien Term Loan
Hawaiian Telcom Communications, Inc.			8.750% due 08/28/23 (Å)(Ê)	590	575
Term Loan B			Petco Animal Supplies, Inc. 1st Lien
5.000% due 06/06/19 (Ê)	166	166	Term Loan B1
Heartland Dental Care, LLC 2nd Lien			8.250% due 01/26/23 (Ê)	249	250
Term Loan			PetSmart, Inc. 1st Lien Term Loan B
9.750% due 06/21/19 (Ê)	780	743	4.250% due 03/10/22 (Ê)	800	801
Houghton Mifflin Harcourt Publishers,			Pinnacle Entertainment, Inc. Term Loan
Inc. Term Loan B			B
4.000% due 05/29/21 (Ê)	495	490	3.250% due 04/28/23	750	750
Indigo Merger Sub I, Inc. 1st Lien Term			Pinnacle Foods Finance LLC 1st Lien
Loan			Term Loan
0.050% due 07/08/21 (Ê)	250	249	1.000% due 01/13/23 (Ê)(v)	500	501
Informatica Corp. 1st Lien Term Loan			PowerTeam Services, LLC 2nd Lien
4.000% due 06/03/22 (Ê)	1,249	1,231	Term Loan
Intrawest Operations Group, LLC 1st			8.250% due 11/06/20 (Ê)	250	245
Lien Term Loan B

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 283

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Pre-Paid Legal Services, Inc. 2nd Lien			TruGreen Limited Partnership 1st Lien
Term Loan			Term Loan B
10.250% due 07/01/20 (Ê)	250	248	6.500% due 03/29/23		750	756
Prime Security Services Borrower LLC			TTM Technologies, Inc. 1st Lien Term
Term Loan B1			Loan
4.750% due 04/21/22 (Ê)	125	126	6.000% due 05/31/21 (Ê)		443	443
Quincy Newspapers, Inc. 1st Lien Term			U.S. Renal Care, Inc. 2nd Lien Term
Loan B			Loan
5.500% due 11/02/22 (Ê)	495	496	9.000% due 11/16/23 (Ê)		1,090	1,085
Realogy Group LLC 1st Lien Term Loan			Valeant Pharmaceuticals International,
B			Inc. 1st Lien Term Loan BF1
3.750% due 07/14/22 (Ê)	1,000	1,005	5.000% due 04/02/22 (Ê)		953	946
RentPath, Inc. 1st Lien Term Loan			Varsity Brands, Inc. 1st Lien Term Loan
6.250% due 12/17/21 (Ê)	987	918	5.000% due 12/11/21		1,000	1,003
Riverbed Technology, Inc. 1st Lien Term			Waste Industries USA, Inc. 1st Lien
Loan B			Term Loan B
1.000% due 04/27/22 (Ê)(v)	1,250	1,256	3.500% due 02/27/20 (Ê)		500	500
ROC Finance LLC Term Loan			Western Digital Corp. 1st Lien Term
5.000% due 06/20/19 (Ê)	1,642	1,583	Loan B
Rovi Solutions Corp. Covenant-Lite 1st			6.250% due 04/29/23 (Ê)		111	112
Lien Term Loan B			William Morris Endeavor Entertainment
3.750% due 07/02/21 (Ê)	124	123	LLC 1st Lien Term Loan B
Royal Holdings, Inc. Term Loan			5.250% due 05/06/21 (Ê)		2,494	2,490
8.500% due 06/19/23 (Å)(Ê)	390	380	World Endurance Holdings 1st Lien
Royal Oak Enterprises LLC Term Loan B			Term Loan
1.000% due 06/16/23 (v)	1,000	997	5.250% due 06/26/21 (Ê)		624	622
RP Crown Parent LLC 1st Lien Term			Zebra Technologies Corp. Term Loan B
Loan B			4.750% due 10/27/21 (Ê)		2,085	2,097
6.000% due 12/21/18 (Ê)	250	242				109,431
RPI Finance Trust 1st Lien Term Loan			Mortgage-Backed Securities - 0.0%
B4			JPMorgan Chase Commercial Mortgage
3.500% due 12/11/20	244	245	Securities Trust
Scientific Games International, Inc. Term			Series 2006-LDP9 Class A3
Loan B2			5.336% due 05/15/47		66	67
6.000% due 10/01/21 (Ê)	2,981	2,977	Morgan Stanley Re-REMIC Trust
SCS Holdings, Inc. 1st Lien Term Loan			Series 2010-GG10 Class A4B
6.000% due 10/30/22 (Ê)	494	497	5.989% due 08/15/45 (Þ)		150	152
SeaWorld Parks & Entertainment, Inc.
Incremental Term Loan B3						219
4.000% due 05/14/20 (Ê)	1,940	1,941	Non-US Bonds - 7.2%
Signode Industrial Group US, Inc. 1st			ABN AMRO Bank NV
Lien Term Loan B			2.875% due 06/30/25	EUR	200	233
3.750% due 05/01/21 (Ê)	582	579	Alimentation Couche-Tard, Inc.
SIRVA Worldwide, Inc. 1st Lien Term			Series 2
Loan			3.319% due 11/01/19	CAD	170	136
7.500% due 03/27/19 (Ê)	2,645	2,612	Allianz Finance II BV
SolarWinds Holdings, Inc. Term Loan			5.750% due 07/08/41	EUR	300	390
6.500% due 02/05/23 (Ê)	3,438	3,464	Aquarius & Investments PLC for Zurich
Solera LLC Term Loan B			Insurance Co., Ltd.
5.750% due 03/04/23 (Ê)	1,235	1,244	4.250% due 10/02/43	EUR	235	294
SourceHOV LLC 1st Lien Term Loan B			Aviva PLC
7.750% due 10/31/19 (Ê)	500	393	6.625% due 06/03/41	GBP	200	295
Spectrum Brands, Inc. Term Loan			3.875% due 07/03/44	EUR	200	224
3.500% due 06/23/22 (Ê)	880	884	AXA SA
Steak N' Shake Operations, Inc. 1st Lien			5.250% due 04/16/40	EUR	250	313
Term Loan B			BMW Finance NV
4.750% due 03/19/21 (Ê)	243	238	3.625% due 01/29/18	EUR	115	136
Sterling Midco Holdings, Inc. 2nd Lien			BNP Paribas SA
Term Loan			5.750% due 01/24/22	GBP	75	115
8.750% due 06/19/23 (Ê)	710	678	2.375% due 02/17/25	EUR	200	232
TCH-2 Holdings, LLC 1st Lien Term			Brazil Letras do Tesouro Nacional
Loan			Series LTN
5.500% due 05/12/21 (Ê)	1,000	1,000	Zero coupon due 01/01/19	BRL	7,510	1,756
Telenet Financing USD LLC Term Loan			Zero coupon due 07/01/19	BRL	300	67
AD			Brazil Notas do Tesouro Nacional
4.250% due 06/30/24 (Ê)	500	501	Series NTNB
Tribune Media Co. 1st Lien Term Loan B			6.000% due 05/15/35	BRL	270	250
3.750% due 12/27/20 (Ê)	495	496	6.000% due 08/15/50	BRL	450	430

See accompanying notes which are an integral part of this quarterly report.

284 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series NTNF				Series 0210
10.000% due 01/01/23	BRL	1,690	484	4.012% due 09/15/17	MYR	240	60
10.000% due 01/01/25	BRL	5,270	1,493	Series 0215
Bundesrepublik Deutschland				3.795% due 09/30/22	MYR	1,670	429
1.500% due 05/15/24	EUR	200	257	Series 0311
Series 2007				4.392% due 04/15/26	MYR	5,710	1,427
4.250% due 07/04/39	EUR	185	393	Series 0415
Carrefour SA				4.254% due 05/31/35	MYR	700	172
1.750% due 07/15/22	EUR	200	244	Series 0416
Claris ABS				3.620% due 11/30/21	MYR	210	53
Series 2012-1				Series 1/06
0.354% due 10/31/60 (Ê)	EUR	46	51	4.262% due 09/30/21	MYR	1,990	506
Colombian Titulos de Tesoreria				Mexican Bonos
Series B				Series M 20
7.000% due 05/04/22	COP	1,691,000	544	10.000% due 12/05/24	MXN	19,582	1,330
10.000% due 07/24/24	COP	3,315,000	1,247	Series M 30
6.000% due 04/28/28	COP	2,476,000	701	10.000% due 11/20/36	MXN	10,192	767
Enel Finance International NV				Series M
5.625% due 08/14/24	GBP	135	228	5.000% due 12/11/19	MXN	29,787	1,566
5.750% due 09/14/40	GBP	100	191	Mexican Udibonos
Eurosail-UK 2007-1nc PLC				Series S
Series 2007-1X Class A3C				4.000% due 06/13/19	MXN	3,740	211
0.734% due 03/13/45 (Ê)	GBP	28	35	4.000% due 11/15/40	MXN	2,439	149
Fonterra Co.-operative Group, Ltd.				Muenchener Rueckversicherungs-
4.500% due 06/30/21	AUD	200	161	Gesellschaft AG in Muenchen
Hungary Government Bond				6.000% due 05/26/41	EUR	100	132
Series 17/A				NWEN Finance PLC
6.750% due 11/24/17	HUF	144,600	560	5.875% due 06/21/21	GBP	100	144
Series 19/A				Peruvian Government International Bond
6.500% due 06/24/19	HUF	53,720	221	Series REGS
Series 20/B				8.200% due 08/12/26	PEN	70	24
3.500% due 06/24/20	HUF	107,640	413	6.950% due 08/12/31	PEN	40	13
Series 23/A				6.900% due 08/12/37	PEN	1,570	506
6.000% due 11/24/23	HUF	119,700	532	Philippine Government Bond
Series 25/B				Series 1060
5.500% due 06/24/25	HUF	110,670	483	3.625% due 09/09/25	PHP	7,650	168
Iberdrola Finanzas SAU				Poland Government Bond
6.000% due 07/01/22	GBP	50	83	Series 0420
Indonesia Treasury Bond				1.500% due 04/25/20	PLN	2,600	655
Series FR56				Series 0718
8.375% due 09/15/26	IDR	17,567,000	1,482	2.500% due 07/25/18	PLN	1,130	294
Series FR68				Series 0922
8.375% due 03/15/34	IDR	7,770,000	649	5.750% due 09/23/22	PLN	4,260	1,300
Series FR69				Series 1020
7.875% due 04/15/19	IDR	1,364,000	107	5.250% due 10/25/20	PLN	2,030	587
Series FR70				Poland Government International Bond
8.375% due 03/15/24	IDR	2,760,000	229	Series 0725
Series FR71				3.250% due 07/25/25	PLN	2,960	786
9.000% due 03/15/29	IDR	8,872,000	775	Province of Manitoba Canada
Series FR72				4.400% due 09/05/25	CAD	275	254
8.250% due 05/15/36	IDR	704,000	59	Province of Ontario Canada
Series FR73				1.950% due 01/27/23	CAD	320	253
8.750% due 05/15/31	IDR	14,649,000	1,273	4.650% due 06/02/41	CAD	135	141
ING Bank NV				Queensland Treasury Corp.
Series EMTM				7.125% due 09/18/17 (Þ)	NZD	100	76
3.625% due 02/25/26	EUR	200	244	Series 23
Kelda Finance No. 3 PLC				4.250% due 07/21/23 (Å)	AUD	105	91
Series REGS				Residential Mortgage Securities 22 PLC
5.750% due 02/17/20	GBP	100	143	Series 2006-22X Class A3A
KFW				0.944% due 11/14/39 (Ê)	GBP	16	19
1.625% due 01/15/21	EUR	40	49	Romania Government Bond
Malaysia Government International Bond				Series 10Y
Series 0111				4.750% due 02/24/25	RON	2,505	702
4.160% due 07/15/21	MYR	650	161	Romanian Government International
Series 0207				Bond
3.814% due 04/15/26	MYR	2,890	755

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 285

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series EMTN				United Kingdom Treasury Bond
2.875% due 10/28/24	EUR	80	95	2.000% due 09/07/25	GBP	245	361
RTE Reseau de Transport d'Electricite				Unitymedia GmbH
SA				Series REGS
1.625% due 10/08/24	EUR	200	250	3.750% due 01/15/27	EUR	200	211
2.750% due 06/20/29	EUR	200	281	Virgin Media Finance PLC
Russian Federal Bond - OFZ				6.375% due 10/15/24 (Þ)	GBP	200	275
Series 6205				WPP Finance Deutschland GmbH
7.600% due 04/14/21	RUB	24,740	362	1.625% due 03/23/30	EUR	200	233
Series 6208							47,268
7.500% due 02/27/19	RUB	33,600	493	United States Government Treasuries - 0.7%
Series 6209				United States Treasury Notes
7.600% due 07/20/22	RUB	6,540	95	1.500% due 12/31/18		3,030	3,088
Series 6211				1.125% due 06/30/21		805	808
7.000% due 01/25/23	RUB	13,100	185	1.625% due 05/15/26		250	254
Series 6212				2.875% due 05/15/43		220	253
7.050% due 01/19/28	RUB	2,510	35	2.875% due 02/15/45		30	32
Series 6215				2.500% due 02/15/46		35	37
7.000% due 08/16/23	RUB	55,830	785	2.500% due 05/15/46		340	363
Santander Issuances SAU
2.500% due 03/18/25	EUR	100	109				4,835
Santander UK PLC				Total Long-Term Investments
0.875% due 01/13/20	EUR	285	321	(cost $344,414)			343,104
SGSP Australia Assets Pty, Ltd.				Common Stocks - 26.2%
Series EMTN				Consumer Discretionary - 1.9%
2.000% due 06/30/22	EUR	200	242	adidas AG		2,650	435
Siviglia SPV SRL				Amazon.com, Inc.(Æ)		73	55
Series 2012-1 Class A				Barratt Developments PLC		36,774	213
0.498% due 10/25/55 (Ê)	EUR	57	62	Brinker International, Inc.		612	29
Societe Generale SA				Cie Financiere Richemont SA		11,584	704
2.625% due 02/27/25	EUR	100	117	Comcast Corp. Class A		1,291	87
South Africa Government International				Daimler AG		4,882	331
Bond				Diageo PLC		30,211	864
Series 2023				Flight Centre, Ltd.		7,475	183
7.750% due 02/28/23	ZAR	19,836	1,387	GameStop Corp. Class A		588	18
Series 2032				General Motors Co.		552	17
8.250% due 03/31/32	ZAR	6,270	417	Grupo Televisa SAB - ADR		25,756	684
Series 2048				Hilton Worldwide Holdings, Inc.		4,733	110
8.750% due 02/28/48	ZAR	4,730	317	Home Depot, Inc. (The)		4,408	609
Series R186				Honda Motor Co., Ltd.		30,700	838
10.500% due 12/21/26	ZAR	10,760	872	Hyundai Motor Co.		10,766	1,264
Series R203				Lamar Advertising Co. Class A(ö)		1,649	112
8.250% due 09/15/17	ZAR	5,030	365	Las Vegas Sands Corp.		1,924	97
Series R214				Matas A/S		26,096	460
6.500% due 02/28/41	ZAR	18,500	966	MC Group PCL		79,200	31
Standard Chartered PLC				McDonald's Corp.		6,135	722
4.000% due 10/21/25	EUR	200	229	McDonald's Holdings Co. Japan, Ltd.		15,900	487
Telefonica Emisiones SAU				Michael Kors Holdings, Ltd.(Æ)		2,684	139
5.375% due 02/02/26	GBP	100	168	Next PLC		2,665	177
Telstra Corp., Ltd.				Pacific Textiles Holdings, Ltd.		30,000	43
4.500% due 11/13/18	AUD	280	221	Pandora Media, Inc.(Æ)		27,239	370
Tesco PLC				Pearson PLC		5,837	68
5.000% due 03/24/23	GBP	120	171	Persimmon PLC Class A		10,227	228
Thailand Government Bond				Priceline Group, Inc. (The)(Æ)		41	55
3.625% due 06/16/23	THB	12,930	412	Regal Entertainment Group Class A		10,510	247
Thailand Government International Bond				Sankyo Co., Ltd.		4,200	153
3.875% due 06/13/19	THB	30,930	946	SATS, Ltd.		88,900	290
3.850% due 12/12/25	THB	30,640	1,012	Secom Co., Ltd.		4,861	365
Turkey Government Bond				ServiceMaster Global Holdings, Inc.(Æ)		1,321	50
7.100% due 03/08/23	TRY	2,280	673	Shingakukai Co., Ltd.		23,484	111
8.000% due 03/12/25	TRY	4,460	1,358	Singapore Press Holdings, Ltd.		87,500	248
Turkey Government International Bond				Starbucks Corp.		2,697	157
Series 5Y				Tatts Group, Ltd.		70,299	221
6.300% due 02/14/18	TRY	3,010	972	Taylor Wimpey PLC		116,262	238
United Kingdom Gilt				Television Broadcasts, Ltd.		4,200	14
3.250% due 01/22/44	GBP	185	337	Television Francaise 1		19,853	192

See accompanying notes which are an integral part of this quarterly report.

286 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Thomson Reuters Corp.	8,384	353	Lukoil PJSC - ADR	3,221	140
TJX Cos., Inc.	720	59	Neste Oyj	5,737	217
Toyota Motor Corp.(Æ)	300	17	New Hope Corp., Ltd.	187,391	228
Wal-Mart Stores, Inc.	3,807	278	NextEra Energy Partners, LP	3,168	99
Walt Disney Co. (The)	773	74	Occidental Petroleum Corp.	8,511	636
Wesfarmers, Ltd.	7,791	255	Rice Midstream Partners, LP	4,044	77
		12,752	Royal Dutch Shell PLC Class A	29,497	765
			Royal Dutch Shell PLC Class A - ADR	7,571	392
Consumer Staples - 2.7%			SemGroup Corp. Class A	2,574	75
Altria Group, Inc.	14,524	983	Semirara Mining & Power Corp.	19,410	49
Astarta Holding NV(Æ)	6,940	87	Statoil ASA Class N	24,808	394
BrasilAgro - Co. Brasileira de			Targa Resources Corp.	5,849	218
Propriedades Agricolas	4,861	19	Total SA	10,208	491
British American Tobacco PLC	11,445	730	Tupras Turkiye Petrol Rafinerileri AS	1,465	32
China Yurun Food Group, Ltd.(Æ)	832,000	123	Ultrapar Participacoes SA	8,089	185
CK Hutchison Holdings, Ltd.	33,219	389	Vermilion Energy, Inc.	10,391	346
Clorox Co. (The)	2,366	310	Washington H Soul Pattinson & Co., Ltd.	38,422	509
Coca-Cola Co. (The)	54,551	2,380	Williams Cos., Inc. (The)	12,815	307
Colgate-Palmolive Co.	1,220	91	Woodside Petroleum, Ltd.	10,301	208
Constellation Brands, Inc. Class A	1,381	227			13,434
Dr Pepper Snapple Group, Inc.	1,486	146
Golden Agri-Resources, Ltd.	1,456,400	392	Financial Services - 4.8%
Imperial Tobacco Group PLC	8,670	457	Activia Properties, Inc.(ö)	9	47
Japan Tobacco, Inc.	4,200	164	ADO Properties SA(Þ)	1,017	41
JM Smucker Co. (The)	350	54	Aflac, Inc.	3,369	244
Kernel Holding SA	4,025	64	Alexandria Real Estate Equities, Inc.(ö)	1,090	122
Kimberly-Clark Corp.	4,119	534	Allianz SE	1,441	206
KT&G Corp.	2,088	226	Allied Properties Real Estate Investment
MHP SA - GDR	39,313	362	Trust(ö)	4,419	134
PepsiCo, Inc.	20,859	2,272	Allied World Assurance Co. Holdings	4,273	175
Philip Morris International, Inc.	8,881	890	AG
Procter & Gamble Co. (The)	33,744	2,888	Ally Financial, Inc.	46,251	834
Reynolds American, Inc.	15,729	787	alstria office REIT-AG(ö)	2,747	38
Scandinavian Tobacco Group A/S(Þ)	19,336	342	American Capital Agency Corp.(ö)	15,303	300
SLC Agricola SA	40,994	190	American Financial Group, Inc.	1,589	116
Stock Spirits Group PLC	198,203	407	American Homes 4 Rent Class A(ö)	4,503	98
Swedish Match AB	34,934	1,274	American Tower Corp.(ö)	720	83
Unilever NV	15,400	713	AmTrust Financial Services, Inc.	3,131	75
Unilever PLC	6,042	282	Apartment Investment & Management	3,429	158
Woolworths, Ltd.	3,221	57	Co. Class A(ö)
			Apple Hospitality REIT, Inc.(ö)	11,327	231
		17,840	Arthur J Gallagher & Co.	4,205	207
			Assura PLC(ö)	47,930	37
Energy - 2.0%			ASX, Ltd. - ADR	11,850	447
Antero Resources Corp.(Æ)	5,226	137	Australia & New Zealand Banking
APA Group	30,087	222		1,754	34
			Group, Ltd. - ADR
ARC Resources, Ltd.	22,462	395	AvalonBay Communities, Inc.(ö)	196	36
Areva SA(Æ)	20,599	90	AXA SA	11,795	240
BP PLC	27,049	153	Axis Capital Holdings, Ltd.	3,833	213
BP PLC - ADR	22,938	789	Berkshire Hathaway, Inc. Class B(Æ)	1,083	156
Cenovus Energy, Inc.	15,240	218	Big Yellow Group PLC(ö)	7,862	74
Cheniere Energy, Inc.(Æ)	9,669	405	BlackRock, Inc. Class A	520	190
Chevron Corp.	7,293	747	Brixmor Property Group, Inc.(ö)	7,005	199
Cloud Peak Energy, Inc.(Æ)	35,925	123	Buwog AG	3,901	95
CONSOL Energy, Inc.(Æ)	11,240	218	Canadian Imperial Bank of Commerce	3,734	284
Enterprise Products Partners, LP	12,554	357	CapitaLand Mall Trust Class A(ö)	42,500	68
ERG SpA	9,353	108	Care Capital Properties, Inc.(ö)	1,516	45
Exxon Mobil Corp.	24,196	2,152	Castellum AB	2,284	35
Gazprom PJSC - ADR	133,301	548	Cheung Kong Property Holdings, Ltd.	56,000	402
Gazprom PJSC	42,995	90	China Construction Bank Corp. Class H	93,000	62
Hanergy Thin Film Power Group, Ltd.	205,123	103	Chubb, Ltd.	2,023	253
(Æ)			CI Financial Corp.	9,738	199
Helmerich & Payne, Inc.	4,174	259	Cincinnati Financial Corp.	6,952	519
Husky Energy, Inc.(Æ)	8,068	95	CIT Group, Inc.	26,618	920
JX Holdings, Inc.	13,000	49	Citizens Financial Group, Inc.	11,736	262
Kinder Morgan, Inc.	39,742	808	CME Group, Inc. Class A	2,384	244

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 287

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Commonwealth Bank of Australia - ADR	3,627	213	Mitsui Fudosan Co., Ltd.	9,000	194
Corporate Office Properties Trust(ö)	5,359	161	Moscow Exchange MICEX-RTS PJSC	94,410	162
Corrections Corp. of America(ö)	12,153	390	Muenchener Rueckversicherungs-	2,639	440
Cousins Properties, Inc.(ö)	5,626	60	Gesellschaft AG in Muenchen
CPN Retail Growth Leasehold Property			National Australia Bank, Ltd. - ADR	1,551	31
Fund	115,500	67	Nomura Real Estate Master Fund, Inc.(ö)	53	88
Crown Castle International Corp.(ö)	1,918	186	Nordea Bank AB	8,033	72
Deutsche Wohnen AG	4,346	163	NSI NV(ö)	7,515	33
Dexus Property Group(ö)	19,014	141	Old Republic International Corp.	2,452	48
Digital Realty Trust, Inc.(ö)	1,080	113	Omega Healthcare Investors, Inc.(ö)	8,647	298
Douglas Emmett, Inc.(ö)	2,070	79	Orix JREIT, Inc.(ö)	31	57
Dundee Corp. Class A(Æ)	33,174	173	PacWest Bancorp	5,221	216
DuPont Fabros Technology, Inc.(ö)	1,630	78	PAX Global Technology, Ltd.	37,000	31
Education Realty Trust, Inc.(ö)	1,623	78	Pebblebrook Hotel Trust(ö)	1,120	33
Empire State Realty Trust, Inc. Class	4,131	87	People's United Financial, Inc.	12,942	196
A(ö)			ProAssurance Corp.	1,829	94
Endurance Specialty Holdings, Ltd.	4,706	318	Progressive Corp. (The)	6,039	196
Equity Commonwealth	9,500	257	Prologis, Inc.(ö)	4,693	256
Equity LifeStyle Properties, Inc. Class	838	69	Public Storage(ö)	1,500	39
A(ö)			QTS Realty Trust, Inc. Class A(ö)	841	48
Erie Indemnity Co. Class A	1,209	118	Ramco-Gershenson Properties Trust(ö)	2,633	52
Essex Property Trust, Inc.(ö)	691	162	Realty Income Corp.(ö)	1,306	93
Etalon Group, Ltd. - GDR	67,068	177	Retail Properties of America, Inc. Class
Fifth Third Bancorp	14,514	275	A(ö)	4,635	82
Forest City Realty Trust, Inc. Class A(ö)	4,721	112	Royal Bank of Scotland Group PLC(Æ)	99,355	253
Four Corners Property Trust, Inc.(ö)	18,812	408	Sberbank of Russia PJSC Class T	39,642	84
Gaming and Leisure Properties, Inc.(ö)	2,298	82	Sberbank of Russia PJSC - ADR	66,873	592
General Growth Properties, Inc.(ö)	518	17	Scentre Group(ö)	17,142	69
Genworth MI Canada, Inc.	14,676	392	SCOR SE - ADR	5,880	172
Great-West Lifeco, Inc.	8,222	214	Segro PLC(ö)	20,092	118
Guoco Group, Ltd.	7,000	80	Simon Property Group, Inc.(ö)	1,740	395
H&R Real Estate Investment Trust(ö)	923	16	Singapore Exchange, Ltd.	67,000	378
Hammerson PLC(ö)	14,932	110	SL Green Realty Corp.(ö)	348	41
Hang Seng Bank, Ltd.	15,500	277	Smart Real Estate Investment Trust(ö)	2,930	86
Hannover Rueck SE	2,555	261	Sompo Japan Nipponkoa Holdings, Inc.	16,294	526
HCP, Inc.(ö)	6,453	253	Spirit Realty Capital, Inc.(ö)	43,551	595
Hiscox, Ltd.	9,206	129	Sprott, Inc.	215,360	407
Hispania Activos Inmobiliarios SA(Æ)(ö)	3,186	43	Sun Communities, Inc.(ö)	1,792	142
Hongkong Land Holdings, Ltd.	5,285	34	Sun Hung Kai Properties, Ltd.	14,000	200
Hospitality Properties Trust(ö)	4,798	153	Sunstone Hotel Investors, Inc.(ö)	2,431	32
Host Hotels & Resorts, Inc.(ö)	6,372	113	Svenska Handelsbanken AB Class A	19,518	235
HSBC Holdings PLC	28,683	188	Tanger Factory Outlet Centers, Inc.(ö)	3,683	154
Hudson Pacific Properties, Inc.(ö)	2,100	71	Tesco Lotus Retail Growth Freehold &
Hulic Reit, Inc.(ö)	39	69	Leasehold Property Fund	32,600	16
Immofinanz AG	35,419	77	Tokyo Tatemono Co., Ltd.	10,900	136
ING Groep NV	4,135	46	Travelers Cos., Inc. (The)	2,087	243
Insurance Australia Group, Ltd.	73,006	334	Tryg A/S	14,019	261
Intact Financial Corp.	1,821	131	Two Harbors Investment Corp.(ö)	76,612	670
Intercontinental Exchange, Inc.	108	29	UDR, Inc.(ö)	5,476	204
Invincible Investment Corp.(ö)	63	42	Unibail-Rodamco SE(ö)	792	218
Iron Mountain, Inc.(ö)	13,140	542	Unibail-Rodamco SE(Æ)(ö)	631	174
JPMorgan Chase & Co.	2,216	142	UNITE Group PLC (The)	5,401	45
Keppel REIT(ö)	56,600	45	United Urban Investment Corp.(ö)	37	69
Kilroy Realty Corp.(ö)	2,441	179	Uranium Participation Corp.(Æ)	89,351	274
Kimco Realty Corp.(ö)	2,502	80	Ventas, Inc.(ö)	711	54
Klepierre - GDR(ö)	5,501	263	Vicinity Centres(ö)	64,838	171
Liberty Property Trust(ö)	1,703	70	Visa, Inc. Class A	1,007	79
Link REIT(ö)	18,500	138	Wells Fargo & Co.	46,580	2,234
Lloyds Banking Group PLC	884,354	621	Welltower, Inc.(ö)	10,084	800
LondonMetric Property PLC(ö)	33,385	71	Wereldhave NV(ö)	138	7
MasterCard, Inc. Class A	1,126	107	Westpac Banking Corp.	12,668	300
Mercury General Corp.	4,418	245	WP Carey, Inc.(ö)	3,180	231
Merlin Properties Socimi SA(ö)	4,392	50	XL Group, Ltd.	7,316	253
Mid-America Apartment Communities,	1,186	126	Zurich Insurance Group AG	114	27
Inc.(ö)					31,719
Mitsubishi Estate Co., Ltd.	9,000	167

See accompanying notes which are an integral part of this quarterly report.

288 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Health Care - 2.3%			American Airlines Group, Inc.	5,863	208
AbbVie, Inc.	3,947	261	Atlantia SpA	26,443	661
As One Corp.	6,381	263	Auckland International Airport, Ltd.	137,791	734
AstraZeneca PLC - ADR	12,131	414	Automatic Data Processing, Inc.	4,487	399
AstraZeneca PLC	2,220	149	Babcock & Wilcox Co. (The)	8,205	302
Bristol-Myers Squibb Co.	3,641	272	BAE Systems PLC	85,874	606
Eli Lilly & Co.	2,463	204	BBA Aviation PLC	69,566	219
GlaxoSmithKline PLC - ADR	85,055	1,899	Boeing Co. (The)	3,360	449
Johnson & Johnson	26,898	3,368	Brambles, Ltd.	17,649	181
Medikit Co., Ltd.	621	24	Canon, Inc.	16,429	465
Merck & Co., Inc.	11,201	657	Cobham PLC	293,732	665
Millennium Health LLC(Æ)	2,491	9	ComfortDelGro Corp., Ltd.	78,700	166
Nakanishi, Inc.	3,320	115	CSX Corp.	3,515	100
Novartis AG	17,563	1,454	Cummins, Inc.	2,364	290
Pfizer, Inc.	78,383	2,892	Danone SA	17,905	1,377
Protek OJSC(Æ)	42,289	53	Delta Air Lines, Inc.	602	23
Roche Holding AG	3,266	834	Deutsche Post AG	9,502	284
Sanofi - ADR	18,190	1,547	Diana Shipping, Inc.(Æ)	30,597	80
Sonic Healthcare, Ltd.	10,684	187	Eaton Corp. PLC	3,642	231
Stryker Corp.	4,005	466	Emerson Electric Co.	9,411	526
Takeda Pharmaceutical Co., Ltd.	4,700	209	Ferrovial SA	12,355	255
UnitedHealth Group, Inc.	288	41	Flughafen Zuerich AG	3,524	660
Veeva Systems, Inc. Class A(Æ)	2,216	84	G4S PLC	112,689	277
		15,402	General Electric Co.	4,749	148
			Golden Ocean Group, Ltd.	124,865	85
Materials and Processing - 1.3%			Graco, Inc.	647	48
Agrium, Inc.	1,863	169	Groupe Eurotunnel SE	52,174	542
Amcor, Ltd. Class A	20,225	231	Grupo Aeroportuario del Pacifico SAB de	4,132	406
Barrick Gold Corp.	18,231	398	CV - ADR
BASF SE	3,604	283	Guangshen Railway Co., Ltd. Class H	504,000	247
Cameco Corp. Class A	60,513	578	Hamburger Hafen und Logistik AG	16,283	260
Dongyue Group(Æ)	122,000	22	Honeywell International, Inc.	248	29
Dow Chemical Co. (The)	8,391	450	Hutchison Port Holdings Trust Class U	462,700	221
Dundee Precious Metals, Inc.(Æ)	82,229	247	Japan Steel Works, Ltd. (The)	140,000	625
Gabriel Resources, Ltd.(Æ)	541,399	278	Jiangsu Expressway Co., Ltd. Class H	118,000	167
Impala Platinum Holdings, Ltd.(Æ)	65,181	289	Kamigumi Co., Ltd.	18,000	162
Ivanhoe Mines, Ltd. Class A(Æ)	269,840	296	KBR, Inc.	5,063	71
James Hardie Industries PLC	11,870	197	Kitagawa Industries Co., Ltd.(Æ)	14,131	162
Kingboard Laminates Holdings, Ltd.	124,500	79	Kurita Water Industries, Ltd.	6,200	137
Kinross Gold Corp.(Æ)	100,451	519	Lockheed Martin Corp.	3,322	840
Lundin Gold, Inc.(Æ)	77,905	335	Luks Group Vietnam Holdings Co., Ltd.	112,000	39
LyondellBasell Industries NV Class A	174	13	Macquarie Infrastructure Corp.	9,232	708
Masco Corp.	1,085	40	Meggitt PLC	106,375	616
Mosaic Co. (The)	10,293	278	Mitsubishi Corp.	20,100	344
New Gold, Inc.(Æ)	20,843	108	Mitsui & Co., Ltd.	50,100	585
Newcrest Mining, Ltd.	45,605	877	MTR Corp., Ltd.	39,000	221
Nippon Fine Chemical Co., Ltd.	22,141	169	Nestle SA	13,334	1,069
Nitto FC Co., Ltd.	23,985	194	NewOcean Energy Holdings, Ltd.	48,000	14
Northern Dynasty Minerals, Ltd.(Æ)	190,615	104	Oesterreichische Post AG	6,902	241
Novagold Resources, Inc.(Æ)	18,805	131	OHL Mexico SAB de CV	89,588	122
Packaging Corp. of America	1,477	110	Organo Corp.	41,000	160
Royal Gold, Inc.	6,261	529	Orkla ASA	58,507	544
Siemens AG	2,800	304	Park24 Co., Ltd.	12,000	407
			Promotora y Operadora de
Silver Wheaton Corp.	14,451	403		7,130	83
Tikkurila Oyj	11,326	218	Infraestructura SAB de CV
			Raytheon Co.	2,098	293
Turquoise Hill Resources, Ltd.(Æ)	78,251	279	RR Donnelley & Sons Co.	24,764	444
USG Corp.(Æ)	2,937	83	Safe Bulkers, Inc.(Æ)	44,849	49
		8,211	Secom Joshinetsu Co., Ltd.	8,702	291
			SIA Engineering Co., Ltd.	83,600	231
Producer Durables - 4.0%			Singapore Airlines, Ltd.	23,100	190
3M Co.	2,276	406	Skanska AB Class B	11,692	248
Abertis Infraestructuras SA	25,164	395	SkyWest, Inc.	3,481	100
Accenture PLC Class A	3,877	437	Tecnicas Reunidas SA	1,740	54
Aena SA(Þ)	2,809	405	Transurban Group - ADR	121,231	1,158
Alaska Air Group, Inc.	475	32	Trinity Industries, Inc.	4,665	108

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 289

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tsakos Energy Navigation, Ltd.	19,220	98	Buckeye Partners, LP	2,342	169
UniFirst Corp.	3,796	444	Canadian Natural Resources, Ltd.	7,715	234
Union Pacific Corp.	2,049	191	Centrais Eletricas Brasileiras SA(Æ)	111,141	604
United Parcel Service, Inc. Class B	6,314	683	CenturyLink, Inc.	8,959	282
United Technologies Corp.	2,602	280	CMS Energy Corp.	6,250	282
Vinci SA	4,722	358	Contact Energy, Ltd.	92,854	362
Waste Management, Inc.	3,449	228	Deutsche Telekom AG	11,923	203
West Japan Railway Co.	4,300	266	Dominion Resources, Inc.	6,445	503
Wharf Holdings, Ltd. (The)	23,000	159	Duke Energy Corp.	7,151	612
		26,009	Edison International	6,518	504
			Electricite de France SA	48,605	635
Technology - 3.0%			Enagas SA	12,657	385
Alphabet, Inc. Class A(Æ)	2,469	1,954	Enbridge, Inc.	14,928	614
Alphabet, Inc. Class C(Æ)	177	136	Engie SA	52,763	867
Analog Devices, Inc.	3,526	225	Entergy Corp.	5,382	438
Apple, Inc.	4,794	500	Exelon Corp.	28,627	1,067
AVX Corp.	13,641	186	Federal Grid PJSC	227,046,289	553
BCE, Inc.	18,495	886	Gas Natural SDG SA	9,769	202
Broadcom, Ltd.	361	59	Keyera Corp.	10,865	312
CA, Inc.	5,996	208	KT Corp.	13,223	375
CDW Corp.	1,082	46	Level 3 Communications, Inc.(Æ)	2,768	140
Cellnex Telecom SAU(Þ)	9,241	163	MEG Energy Corp. Class A(Æ)	54,730	232
Cisco Systems, Inc.	22,031	673	Meridian Energy, Ltd.	28,045	57
Corning, Inc.	8,396	187	Mobile TeleSystems PJSC	37,285	142
Cosel Co., Ltd.	35,039	395	National Grid PLC	80,716	1,158
Ei Towers SpA(Æ)	2,962	160	NextEra Energy, Inc.	7,394	949
Electronic Arts, Inc.(Æ)	1,299	99	NiSource, Inc.	5,683	146
Facebook, Inc. Class A(Æ)	3,298	409	Pattern Energy Group, Inc. Class A	7,767	189
Hua Hong Semiconductor, Ltd.(Þ)	93,000	87	Pembina Pipeline Corp.	11,221	327
Icom, Inc.	9,943	206	PG&E Corp.	9,842	629
Intel Corp.	13,523	471	Pinnacle West Capital Corp.	3,379	267
International Business Machines Corp.	3,571	574	Power Assets Holdings, Ltd.	48,500	476
Japan Digital Laboratory Co., Ltd.	9,000	124	PPL Corp.	40,315	1,520
Lectra	24,887	412	RusHydro PJSC	14,137,688	152
Microchip Technology, Inc.	8,594	478	RusHydro PJSC - ADR	355,695	380
Microsoft Corp.	39,587	2,244	Scottish & Southern Energy PLC	13,439	270
Nam Tai Property, Inc.	10,223	55	Sempra Energy	3,924	439
NTT DOCOMO, Inc.	10,039	272	Singapore Telecommunications, Ltd.	172,766	536
NVC Lighting Holdings, Ltd.	567,000	61	Snam Rete Gas SpA	110,431	639
O2 Czech Republic AS	50,122	489	Southern Co. (The)	4,769	255
Oracle Corp.	55,127	2,262	Spark Infrastructure Group	100,840	201
QUALCOMM, Inc.	11,967	749	Swisscom AG	775	381
Rogers Communications, Inc. Class B	30,319	1,339	Telenor ASA	18,332	306
Sabre Corp.	6,318	184	Telia Co. AB	9,315	42
Sanshin Electronics Co., Ltd.	8,900	79	Telstra Corp., Ltd.	160,628	705
SBA Communications Corp. Class A(Æ)	844	97	TELUS Corp.	13,953	467
Spark New Zealand, Ltd.	16,260	46	Terna Rete Elettrica Nazionale SpA	86,695	472
StarHub, Ltd.	115,500	339	Tokyo Gas Co., Ltd.	17,000	72
Symantec Corp.	7,699	157	TransCanada Corp.	21,032	975
Taiwan Semiconductor Manufacturing			United Utilities Group PLC	15,380	207
Co., Ltd. - ADR	10,117	281	Verizon Communications, Inc.	18,282	1,013
Telesites SAB de CV(Æ)	68,454	41	WEC Energy Group, Inc.	18,850	1,224
Texas Instruments, Inc.	9,148	638	Xcel Energy, Inc.	6,477	285
Vodafone Group PLC	449,690	1,368			27,246
VTech Holdings, Ltd.	4,853	53
Yandex NV Class A(Æ)	8,616	187	Total Common Stocks
		19,579	(cost $167,567)		172,192
			Preferred Stocks - 3.2%
Utilities - 4.2%			Consumer Discretionary - 0.2%
Aguas Andinas SA Class A	174,507	106	CHS, Inc.	24,993	759
Ameren Corp.	7,130	374	eBay, Inc.	18,400	493
America Movil SAB de CV	1,619,372	931	GMAC Capital Trust I	10,399	264
American Water Works Co., Inc.	3,315	274			1,516
AT&T, Inc.	22,151	959	Energy - 0.0%
Atmos Energy Corp.	1,835	146	Southern Co. (The)	4,700	132

See accompanying notes which are an integral part of this quarterly report.

290 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
			Qwest Corp.		9,200		236
Financial Services - 2.7%			SCE Trust IV		2,592		77
Aegon NV	5,000	133	SCE Trust V		2,997		87
Allstate Corp. (The)	1,750	50					2,205
American Financial Group, Inc.	9,300	252	Total Preferred Stocks
American Homes 4 Rent	34,000	881
Ares Management, LP	24,000	626	(cost $20,731)				21,307
Bank of America Corp.	25,370	674
Barclays Bank PLC	19,429	504	Options Purchased - 0.3%
Capital One Financial Corp.	4,500	124	(Number of Contracts)
Charles Schwab Corp. (The)	13,100	360	S&P 500 Index
Chesapeake Lodging Trust	2,000	53	Oct 2016 2,147.45 Put (20,008)	USD	42,966	(ÿ)	994
			Nov 2016 2,147.45 Put (10,004)	USD	21,483	(ÿ)	636
CoBank Citigroup, ACB Inc.	19,918 1,200	123 569	Total Options Purchased
Colony Capital, Inc.	2,000	52	(cost $1,721)				1,630
DDR Corp.	35,383	916
Digital Realty Trust, Inc.	9,000	236	Short-Term Investments - 23.2%
DuPont Fabros Technology, Inc.	9,000	253	BNZ International Funding, Ltd.
Endurance Specialty Holdings, Ltd.	8,000	225	Series GMTN
Farm Credit Bank of Texas	13,796	1,599	4.000% due 03/08/17		120		137
Fifth Third Bancorp	1,500	46	Brazil Letras do Tesouro Nacional
First Republic Bank	4,806	133	Series LTN
Goldman Sachs Group, Inc. (The)	9,147	247	Zero coupon due 01/01/17		530		155
Hanover Insurance Group, Inc. (The)	14,500	377	Hungary Government Bond
Hartford Financial Services Group, Inc.			Series 17/B
(The)	605	19	6.750% due 02/24/17	HUF	15,280		57
HSBC Holdings PLC	961	26	Optima Specialty Steel, Inc.
Huntington Bancshares, Inc.	8,425	233	12.500% due 12/15/16 (Å)		1,000		850
ING Groep NV	13,102	345	Petroleos de Venezuela SA
JPMorgan Chase & Co.	10,800	293	Series REGS
KKR & Co. LP	18,400	485	5.250% due 04/12/17		10		7
Morgan Stanley	22,634	647	Russell U.S. Cash Management Fund		150,192,814	(8)	150,193
National Retail Properties, Inc.	1,824	57	Russian Federal Bond - OFZ
National Westminster Bank PLC	4,824	127	Series 6206
NorthStar Realty Finance Corp.	11,000	279	7.400% due 06/14/17		6,210		92
PartnerRe, Ltd.	12,481	344	Sprint Communications, Inc.
Pennsylvania Real Estate Investment			9.125% due 03/01/17		320		330
Trust	1,939	51	Texas Competitive Electric Holdings
PS Business Parks, Inc.	8,490	223	Co. LLC
Public Storage	11,138	523	1.000% due 11/07/16 (Ê)(v)		443		444
Regions Financial Corp.	8,723	252	Turkey Government Bond
Reinsurance Group of America, Inc.	13,300	356	Zero coupon due 12/14/16		300		97
Retail Properties of America, Inc.	1,396	38	Total Short-Term Investments
STAG Industrial, Inc.	2,537	69	(cost $152,463)				152,362
State Street Corp.	4,675	129	Total Investments 105.2%
Stifel Financial Corp.	21,925	577	(identified cost $686,896)				690,595
Summit Hotel Properties, Inc.	9,653	250

Sunstone Hotel Investors, Inc.	13,491	358	Other Assets and Liabilities,
Taubman Centers, Inc.	4,813	126	Net - (5.2%)
Urstadt Biddle Properties, Inc.	2,125	56					(34,008)
US Bancorp	1,000	31
Validus Holdings, Ltd.	14,700	375	Net Assets - 100.0%				656,587
VEREIT, Inc.	47,530	924
Vornado Realty Trust	1,500	39
Wells Fargo & Co.	39,779	1,083
WR Berkley Corp.	22,692	589
		17,337
Technology - 0.0%
Qwest Corp.	4,500	117

Utilities - 0.3%
Centrais Eletricas Brasileiras SA	27,551	189
Dominion Resources, Inc.	14,800	379
DTE Energy Co.	12,628	320
Integrys Holding, Inc.	19,000	512
NextEra Energy Capital Holdings, Inc.	15,900	405

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 291

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
2.4%
Australia & New Zealand Banking Group, Ltd. - ADR	07/14/16		400,000	106.30	425	435
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	03/15/16		22,000	100.00	22	22
Benefit Street Partners CLO III, Ltd.	03/15/16		500,000	66.85	334	434
Benefit Street Partners CLO IX, Ltd.	06/16/16		500,000	86.04	430	436
BHP Billiton Finance USA, Ltd.	07/20/16		400,000	108.75	435	433
Blue Coat Holdings, Inc.	05/19/15		250,000	100.00	250	281
BNP Paribas SA	07/14/16		200,000	110.25	221	221
Cloud Crane LLC	07/15/16		630,000	101.79	641	649
Constellis Holdings LLC / Constellis Finance Corp.	05/06/15		500,000	99.61	498	488
Credit Suisse Group AG	07/14/16		200,000	102.22	204	207
Diamond 1 Finance Corp. / Diamond 2 Finance Corp	06/08/16		72,000	100.00	72	75
Diamond 1 Finance Corp. / Diamond 2 Finance Corp	06/08/16		51,000	100.00	51	55
Dresdner Funding Trust I	07/18/16		300,000	117.85	354	354
Extraction Oil & Gas Holdings LLC / Extraction Finance Corp.	07/13/16		230,000	100.00	230	230
Foresight Energy LLC / Foresight Energy Finance Corp.	03/31/14		2,510,000	96.51	2,422	1,770
Foundational Building Materials, LLC 2nd Lien Term Loan	10/07/15		590,000	94.00	555	589
Harland Clarke Holdings Corp.	02/02/16		25,000	85.09	21	24
HSBC Capital Funding, LP	07/14/16		400,000	145.94	584	588
International Automotive Components Group SA	05/09/16		62,000	94.36	59	61
International Wire Group, Inc.	07/12/16		670,000	96.59	647	645
Iron Mountain US Holdings, Inc.	05/24/16		101,000	100.00	101	102
Iron Mountain, Inc.	05/24/16		101,000	100.00	101	105
Mallinckrodt International Finance SA / Mallinckrodt CB LLC	09/09/15		28,000	100.00	28	27
Match Group, Inc.	05/24/16		152,000	100.00	152	162
Optima Specialty Steel, Inc.	09/22/15		1,000,000	98.48	985	850
Patterson Co. 2nd Lien Term Loan	08/14/15		590,000	99.00	584	575
Queensland Treasury Corp.	07/15/16	AUD	105,000	85.32	90	91
Radio One, Inc.	01/02/16		25,000	92.02	23	25
Regatta V Funding, Ltd.	03/11/16		250,000	73.67	184	211
Royal Holdings, Inc. Term Loan	06/12/15		390,000	99.47	388	380
Solera LLC / Solera Finance, Inc.	02/29/16		200,000	95.16	190	216
TIAA CLO I, Ltd.	06/03/16		279,000	91.99	257	251
Transelec SA	07/07/16		40,000	98.86	40	40
Wayne Merger Sub LLC	07/15/16		2,690,000	98.91	2,661	2,680
Xerium Technologies, Inc.	07/26/16		810,000	98.54	798	806
XPO Logistics, Inc.	07/15/16		1,350,000	99.00	1,337	1,337
						15,855
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	8	EUR	714	08/16	5
CAC40 Euro Index Futures	47	EUR	2,086	08/16	56
DAX Index Futures	8	EUR	2,065	09/16	112
Euro STOXX 50 Index Futures	89	EUR	2,655	09/16	166
Euro-Bund Futures	2	EUR	336	09/16	8
FTSE/MIB Index Futures	6	EUR	505	09/16	12
IBEX 35 Index Futures	8	EUR	686	08/16	11
MSCI EAFE Mini Index Futures	198	USD	16,634	09/16	297
MSCI Emerging Markets Mini Index Futures	42	USD	1,851	09/16	47
OMXS30 Index Futures	34	SEK	4,711	08/16	11
Russell 1000 Mini Index Futures	11	USD	1,321	09/16	19

See accompanying notes which are an integral part of this quarterly report.

292 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
S&P 500 E-Mini Index Futures			187		USD	20,273	09/16	297
S&P Consumer Discretionary Select Sector Index Futures				68	USD	5,578	09/16	93
S&P Financial Select Sector Index Futures			385		USD	22,696	09/16	227
S&P Mid 400 E-Mini Index Futures				11	USD	1,713	09/16	34
TOPIX Index Futures				31	JPY	411,835	09/16	42
United States 2 Year Treasury Note Futures				82	USD	17,958	09/16	16
United States 5 Year Treasury Note Futures			250		USD	30,504	09/16	79
United States 10 Year Treasury Note Futures			156		USD	20,755	09/16	82
United States Long Bond Futures				12	USD	2,093	09/16	30
Short Positions
Dow Jones U.S. Real Estate Index Futures			551		USD	18,492	09/16	(1,109)
FTSE 100 Index Futures				47	GBP	3,138	09/16	(282)
MSCI Emerging Markets Mini Index Futures				50	USD	2,204	09/16	(183)
MSCI Singapore IX ETS Index Futures				44	SGD	1,375	08/16	18
S&P Energy Select Sector Index Futures				45	USD	3,029	09/16	74
S&P Utilities Select Sector Index Futures			185		USD	9,714	09/16	(264)
S&P/TSX 60 Index Futures				70	CAD	11,839	09/16	(220)
SPI 200 Index Futures				34	AUD	4,691	09/16	(188)
United States 10 Year Treasury Note Futures				42	USD	5,588	09/16	(111)
United States Ultra Bond Futures				4	USD	762	09/16	(33)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(654)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike			Notional	Expiration	Fair Value
	Call/Put	Contracts	Price			Amount	Date	$
Euro STOXX 50 Index	Put	5,120	2,596.70		EUR	14,864	09/16/16	(63)
S&P 500 Index	Put	40,016	1,908.84		USD	76,384	10/31/16	(454)
S&P 500 Index	Put	20,008	1,908.84		USD	38,192	11/30/16	(371)
Total Liability for Options Written (premiums received $1,497)								(888)

Transactions in options written contracts for the period ended July 31, 2016 were as follows:
			Number of			Premiums
				Contracts		Received
Outstanding October 31, 2015					—	$—
Opened				653,925		2,673
Closed			(572,694)			(603)
Expired				(16,087)		(573)
Outstanding July 31, 2016				65,144		$1,497

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Bank of America		USD	10		EUR	9	08/01/16	—
Bank of America		USD	13		EUR	12	08/01/16	—
Bank of America		USD	26		EUR	23	08/01/16	—
Bank of America		USD	35		EUR	32	08/01/16	1
Bank of America		USD	45		EUR	41	08/01/16	1
Bank of America		USD	12		EUR	11	08/02/16	—
Bank of America		USD	12		EUR	10	08/03/16	—
Bank of America		USD	4,230		EUR	3,710	09/21/16	(74)
Bank of America		USD	2,014		GBP	1,380	09/21/16	(186)
Bank of America		USD	8		JPY	783	08/03/16	—
Bank of America		USD	438		JPY	46,880	09/21/16	22

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 293

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,805	JPY	189,790	09/21/16	59
Bank of America	USD	142	SEK	1,150	09/21/16	(7)
Bank of America	AUD	14	USD	11	08/03/16	—
Bank of America	AUD	21	USD	16	08/03/16	—
Bank of America	AUD	560	USD	416	09/21/16	(9)
Bank of America	AUD	720	USD	535	09/21/16	(12)
Bank of America	AUD	1,310	USD	998	09/21/16	4
Bank of America	CAD	855	USD	669	09/21/16	14
Bank of America	CAD	1,300	USD	1,017	09/21/16	21
Bank of America	CAD	4,510	USD	3,498	09/21/16	43
Bank of America	CHF	85	USD	88	09/21/16	—
Bank of America	EUR	1	USD	1	08/01/16	—
Bank of America	EUR	11	USD	12	08/01/16	—
Bank of America	EUR	15	USD	16	08/01/16	—
Bank of America	EUR	6	USD	7	08/02/16	—
Bank of America	EUR	15	USD	17	08/02/16	—
Bank of America	EUR	900	USD	1,003	09/21/16	(5)
Bank of America	EUR	2,835	USD	3,232	09/21/16	56
Bank of America	GBP	1,350	USD	1,800	09/21/16	12
Bank of America	GBP	2,390	USD	3,488	09/21/16	321
Bank of America	NOK	4,035	USD	497	09/21/16	18
Bank of America	SEK	1,805	USD	223	09/21/16	11
Bank of America	SGD	675	USD	498	09/21/16	(5)
Bank of New York	USD	9	JPY	959	08/01/16	—
Barclays	USD	50	BRL	160	08/02/16	—
Barclays	USD	144	BRL	473	08/02/16	2
Barclays	USD	437	BRL	1,415	08/02/16	—
Barclays	USD	76	COP	225,425	08/18/16	(2)
Barclays	USD	12	HUF	3,571	08/18/16	—
Barclays	USD	20	IDR	263,200	08/18/16	—
Barclays	USD	64	MXN	1,181	08/18/16	(1)
Barclays	USD	20	MYR	80	08/15/16	—
Barclays	USD	150	MYR	592	08/15/16	(3)
Barclays	USD	55	PEN	182	08/18/16	(1)
Barclays	USD	170	PEN	559	08/18/16	(3)
Barclays	USD	10	PHP	462	08/18/16	—
Barclays	USD	76	PLN	301	08/18/16	2
Barclays	USD	203	THB	7,159	09/19/16	2
Barclays	USD	154	TRY	450	08/18/16	(4)
Barclays	BRL	160	USD	47	08/02/16	(3)
Barclays	BRL	473	USD	146	08/02/16	—
Barclays	BRL	1,415	USD	434	08/02/16	(3)
Barclays	BRL	473	USD	142	09/02/16	(2)
Barclays	CLP	49,456	USD	75	08/18/16	(1)
Barclays	IDR	1,113,591	USD	85	08/18/16	—
Barclays	IDR	4,743,303	USD	362	08/18/16	—
Barclays	RON	802	USD	196	08/18/16	(5)
Barclays	TRY	80	USD	27	08/18/16	—
Barclays	TRY	330	USD	110	08/18/16	—
Barclays	ZAR	3,432	USD	236	08/18/16	(11)
BNP Paribas	USD	4,230	EUR	3,710	09/21/16	(73)
BNP Paribas	USD	2,015	GBP	1,380	09/21/16	(187)
BNP Paribas	USD	438	JPY	46,880	09/21/16	22
BNP Paribas	USD	142	SEK	1,150	09/21/16	(7)
BNP Paribas	AUD	560	USD	416	09/21/16	(9)
BNP Paribas	AUD	720	USD	534	09/21/16	(12)
BNP Paribas	CAD	855	USD	669	09/21/16	14
BNP Paribas	CAD	1,300	USD	1,017	09/21/16	21
BNP Paribas	CHF	85	USD	88	09/21/16	—
BNP Paribas	EUR	2,835	USD	3,232	09/21/16	56
BNP Paribas	GBP	2,390	USD	3,490	09/21/16	323
BNP Paribas	NOK	4,035	USD	497	09/21/16	19
BNP Paribas	SEK	1,805	USD	223	09/21/16	12

See accompanying notes which are an integral part of this quarterly report.

294 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	SGD	675	USD	498	09/21/16	(5)
Citibank	CLP	221,918	USD	340	08/18/16	2
Credit Suisse	USD	277	EUR	250	09/21/16	3
Credit Suisse	USD	440	EUR	395	09/21/16	2
Credit Suisse	USD	886	EUR	780	09/21/16	(11)
JPMorgan Chase	USD	50	BRL	160	08/02/16	—
JPMorgan Chase	USD	144	BRL	473	08/02/16	2
JPMorgan Chase	USD	75	COP	225,425	08/18/16	(2)
JPMorgan Chase	USD	130	COP	401,462	08/18/16	—
JPMorgan Chase	USD	240	COP	705,840	08/18/16	(10)
JPMorgan Chase	USD	113	HUF	31,974	08/18/16	2
JPMorgan Chase	USD	64	MXN	1,181	08/18/16	(1)
JPMorgan Chase	USD	59	MYR	237	08/15/16	(1)
JPMorgan Chase	USD	76	PEN	249	08/18/16	(1)
JPMorgan Chase	USD	76	PLN	301	08/18/16	2
JPMorgan Chase	USD	20	RUB	1,294	08/18/16	—
JPMorgan Chase	USD	50	RUB	3,317	08/18/16	—
JPMorgan Chase	USD	145	THB	5,116	09/19/16	1
JPMorgan Chase	USD	40	TRY	117	08/18/16	(1)
JPMorgan Chase	USD	154	TRY	450	08/18/16	(4)
JPMorgan Chase	BRL	160	USD	47	08/02/16	(3)
JPMorgan Chase	BRL	473	USD	146	08/02/16	—
JPMorgan Chase	BRL	473	USD	142	09/02/16	(2)
JPMorgan Chase	CLP	49,456	USD	75	08/18/16	(1)
JPMorgan Chase	IDR	1,113,591	USD	85	08/18/16	—
JPMorgan Chase	TRY	72	USD	24	08/18/16	—
JPMorgan Chase	ZAR	3,432	USD	236	08/18/16	(10)
Standard Chartered	USD	50	BRL	160	08/02/16	—
Standard Chartered	USD	50	BRL	166	08/02/16	1
Standard Chartered	USD	144	BRL	473	08/02/16	2
Standard Chartered	USD	12	HUF	3,571	08/18/16	—
Standard Chartered	USD	113	HUF	31,974	08/18/16	2
Standard Chartered	USD	50	MXN	938	08/18/16	—
Standard Chartered	USD	64	MXN	1,181	08/18/16	(1)
Standard Chartered	USD	590	MXN	10,842	08/18/16	(12)
Standard Chartered	USD	76	PLN	301	08/18/16	2
Standard Chartered	USD	220	PLN	873	08/18/16	4
Standard Chartered	USD	97	THB	3,430	09/19/16	1
Standard Chartered	USD	154	TRY	450	08/18/16	(4)
Standard Chartered	USD	670	TRY	1,945	08/18/16	(21)
Standard Chartered	BRL	160	USD	47	08/02/16	(3)
Standard Chartered	BRL	166	USD	51	08/02/16	—
Standard Chartered	BRL	473	USD	146	08/02/16	—
Standard Chartered	BRL	473	USD	142	09/02/16	(2)
Standard Chartered	CLP	49,456	USD	75	08/18/16	(1)
Standard Chartered	IDR	1,113,591	USD	85	08/18/16	—
Standard Chartered	RON	978	USD	242	08/18/16	(3)
Standard Chartered	RUB	351	USD	5	08/18/16	—
Standard Chartered	TRY	193	USD	64	08/18/16	—
Standard Chartered	ZAR	1,935	USD	140	08/04/16	—
State Street	EUR	900	USD	997	09/21/16	(11)
State Street	JPY	100,520	USD	1,003	09/21/16	16
UBS	USD	50	BRL	160	08/02/16	—
UBS	USD	144	BRL	473	08/02/16	2
UBS	USD	179	CHF	175	09/21/16	2
UBS	USD	262	CHF	250	09/21/16	(3)
UBS	USD	352	JPY	37,000	09/21/16	11
UBS	USD	499	JPY	53,000	09/21/16	23
UBS	USD	64	MXN	1,181	08/18/16	(1)
UBS	USD	100	RON	400	08/03/16	—
UBS	USD	211	TRY	630	08/03/16	—
UBS	BRL	160	USD	47	08/02/16	(3)
UBS	BRL	473	USD	146	08/02/16	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 295

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date		$
UBS	BRL	473	USD	142		09/02/16	(2)
UBS	IDR	1,113,591	USD	85		08/18/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							392

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
					Fund (Pays)/
					Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Morgan Stanley		USD	19,600	(1.000%)	06/20/21	1,400
CDX NA High Yield Index	Morgan Stanley		USD	79,000	5.000%	06/20/21	3,207
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $5,235							4,607

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$362	$—	$—	$362
Corporate Bonds and Notes	—	120,305	90	—	120,395
International Debt	—	60,594	—	—	60,594
Loan Agreements	—	109,431	—	—	109,431
Mortgage-Backed Securities	—	219	—	—	219
Non-US Bonds	—	47,268	—	—	47,268
United States Government Treasuries	—	4,835	—	—	4,835
Common Stocks
Consumer Discretionary	4,322	8,430	—	—	12,752
Consumer Staples	12,133	5,707	—	—	17,840
Energy	9,726	3,605	103	—	13,434
Financial Services	21,871	9,848	—	—	31,719
Health Care	8,659	6,743	—	—	15,402
Materials and Processing	5,348	2,841	22	—	8,211
Producer Durables	8,941	17,068	—	—	26,009
Technology	15,325	4,254	—	—	19,579
Utilities	17,848	9,398	—	—	27,246
Preferred Stocks	21,307	—	—	—	21,307
Options Purchased	1,630	—	—	—	1,630
Short-Term Investments	—	2,169	—	150,193	152,362
Total Investments	127,110	413,077	215	150,193	690,595

Other Financial Instruments
Assets

See accompanying notes which are an integral part of this quarterly report.

296 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Futures Contracts	1,736	—	—	—	1,736
Foreign Currency Exchange Contracts	3	1,133	—	—	1,136
Credit Default Swap Contracts	—	4,607	—	—	4,607
Liabilities
Futures Contracts	(2,390)	—	—	—	(2,390)
Options Written	(888)	—	—	—	(888)
Foreign Currency Exchange Contracts	—	(744)	—	—	(744)
Total Other Financial Instruments*	$(1,539)	$4,996	$—	$—	$3,457

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July
31, 2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 297

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.8%			Staples, Inc.	2,745	25
Consumer Discretionary - 14.0%			Starbucks Corp.	7,452	433
Aaron's, Inc. Class A	815	19	TEGNA, Inc.	1,865	41
Advance Auto Parts, Inc.	343	58	Tempur Sealy International, Inc.(Æ)	219	17
Amazon.com, Inc.(ì)(Æ)	1,685	1,279	Tiffany & Co.	1,156	75
AMC Networks, Inc. Class A(Æ)	208	11	Time Warner, Inc.	4,934	378
AutoNation, Inc.(Æ)	793	42	TJX Cos., Inc.	4,732	387
Best Buy Co., Inc.	2,196	74	TripAdvisor, Inc.(Æ)	769	54
CarMax, Inc.(Æ)	2,143	125	Twenty-First Century Fox, Inc. Class A	10,120	270
Charter Communications, Inc. Class A(Æ)	215	50	Urban Outfitters, Inc.(Æ)	1,573	47
Comcast Corp. Class A(ì)	14,568	980	Visteon Corp.(Æ)	226	16
Costco Wholesale Corp.	2,784	465	Wal-Mart Stores, Inc.(ì)	8,670	633
Dick's Sporting Goods, Inc.	336	17	Walt Disney Co. (The)(ì)	9,323	895
Dillard's, Inc. Class A	692	47	Whirlpool Corp.	556	107
Dollar General Corp.	2,083	197	Williams-Sonoma, Inc.	266	14
DR Horton, Inc.	2,712	89	Wyndham Worldwide Corp.	1,531	109
DSW, Inc. Class A	1,598	39	Wynn Resorts, Ltd.	346	34
eBay, Inc.(Æ)	5,552	173			11,716
Expedia, Inc.	692	81
Fitbit, Inc. Class A(Æ)	1,100	15	Consumer Staples - 8.6%
Ford Motor Co.	21,357	270	Altria Group, Inc.(ì)	9,809	664
Fortune Brands Home & Security, Inc.	621	39	Bunge, Ltd.	647	43
Fossil Group, Inc.(Æ)	1,030	33	Campbell Soup Co.	2,795	174
GameStop Corp. Class A	1,714	53	Coca-Cola Co. (The)(ì)	16,565	723
Gannett Co., Inc.	932	12	Colgate-Palmolive Co.	5,464	407
Gap, Inc. (The)	962	25	Constellation Brands, Inc. Class A	748	123
Gentex Corp.	3,254	57	CVS Health Corp.	6,712	622
Goodyear Tire & Rubber Co. (The)	2,724	78	GNC Holdings, Inc. Class A	545	11
GoPro, Inc. Class A(Æ)	2,433	31	Herbalife, Ltd.(Æ)	359	24
Graham Holdings Co. Class B	55	28	Hormel Foods Corp.	4,652	174
H&R Block, Inc.	2,631	63	Kimberly-Clark Corp.	2,584	335
Harman International Industries, Inc.	482	40	Kraft Heinz Co. (The)	3,305	286
Hasbro, Inc.	1,340	109	Molson Coors Brewing Co. Class B	1,487	152
Home Depot, Inc. (The)(ì)	8,950	1,237	Mondelez International, Inc. Class A	9,898	435
Interpublic Group of Cos., Inc. (The)	1,780	41	Nu Skin Enterprises, Inc. Class A	284	15
J Alexander's Holdings, Inc.(Æ)	1	—	PepsiCo, Inc.(ì)	9,278	1,011
JC Penney Co., Inc.(Æ)	10,549	102	Philip Morris International, Inc.(ì)	6,587	660
Kohl's Corp.	1,153	48	Procter & Gamble Co. (The)(ì)	13,237	1,133
Lamar Advertising Co. Class A(ö)	451	31	Safeway, Inc.	4,648	2
Lear Corp.	1,030	117	Tyson Foods, Inc. Class A	2,568	189
Leggett & Platt, Inc.	680	36			7,183
Lennar Corp. Class A	954	45
Liberty Interactive Corp. Class A(Æ)	1,594	43	Energy - 6.3%
Liberty Ventures Class A(Æ)	226	8	Anadarko Petroleum Corp.	3,508	191
Macy's, Inc.	1,319	47	Apache Corp.	2,959	155
Madison Square Garden Co. (The) Class A(Æ)	107	20	Chesapeake Energy Corp.(Æ)	4,080	22
McDonald's Corp.	5,682	668	Chevron Corp.(ì)	9,365	960
Michael Kors Holdings, Ltd.(Æ)	852	44	ConocoPhillips	8,741	357
MSG Networks, Inc.(Æ)	323	5	Denbury Resources, Inc.(Æ)	5,120	15
Netflix, Inc.(Æ)	2,569	234	EQT Corp.	2,257	164
Newell Brands, Inc.	1,942	102	Exxon Mobil Corp.(ì)	19,040	1,694
News Corp. Class A	2,507	32	First Solar, Inc.(Æ)	501	23
Nike, Inc. Class B	8,514	472	Halliburton Co.	7,112	310
Penske Automotive Group, Inc.	414	16	Helmerich & Payne, Inc.	1,227	76
PulteGroup, Inc.	2,943	62	HollyFrontier Corp.	948	24
PVH Corp.	797	81	Noble Corp. PLC	1,228	9
Sally Beauty Holdings, Inc.(Æ)	375	11	NOW, Inc.(Æ)	904	17
Scripps Networks Interactive, Inc. Class A	597	39	Occidental Petroleum Corp.	4,488	335
Signet Jewelers, Ltd.	338	30	Rowan Cos. PLC Class A(Æ)	1,570	24
Skechers U.S.A., Inc. Class A(Æ)	475	11	Schlumberger, Ltd.(ì)	8,132	655

See accompanying notes which are an integral part of this quarterly report.

298 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
SM Energy Co.	785	21	Simon Property Group, Inc.(ö)	2,224	505
Southwestern Energy Co.(Æ)	2,804	41	SL Green Realty Corp.(ö)	803	95
Superior Energy Services, Inc.(Æ)	1,913	31	Synovus Financial Corp.	1,170	36
Tesoro Corp.	1,113	85	TD Ameritrade Holding Corp.	4,432	135
Williams Cos., Inc. (The)	2,901	70	Torchmark Corp.	2,397	148
		5,279	Total System Services, Inc.	2,598	132
			Unum Group	5,074	170
Financial Services - 17.1%			US Bancorp	9,816	414
Affiliated Managers Group, Inc.(Æ)	867	127	Visa, Inc. Class A(ì)	12,100	944
Alliance Data Systems Corp.(Æ)	375	87	Waddell & Reed Financial, Inc. Class A	2,936	54
American Express Co.(ì)	6,880	444	Weingarten Realty Investors(ö)	1,406	61
American International Group, Inc.	8,619	469	Wells Fargo & Co.(ì)	25,452	1,221
American Tower Corp.(ö)	1,802	209	Weyerhaeuser Co.(ö)	3,853	126
Apartment Investment & Management Co.			WR Berkley Corp.	1,829	106
Class A(ö)	2,311	106	XL Group, Ltd.	3,586	124
Assurant, Inc.	1,255	104	Zions Bancorporation	4,152	116
Bank of America Corp.(ì)	47,474	688			14,360
Berkshire Hathaway, Inc. Class B(ì)(Æ)	9,794	1,413
CBL & Associates Properties, Inc.(ö)	1,254	15	Health Care - 13.1%
CBRE Group, Inc. Class A(Æ)	2,909	83	Abbott Laboratories(ì)	7,702	345
Chimera Investment Corp.(ö)	445	7	AbbVie, Inc.(ì)	6,870	455
Cincinnati Financial Corp.	3,142	235	Aetna, Inc.	2,474	285
Citigroup, Inc.(ì)	12,560	550	Allscripts Healthcare Solutions, Inc.(Æ)	993	14
Comerica, Inc.	912	41	Amgen, Inc.(ì)	3,207	552
Credit Acceptance Corp.(Æ)	83	15	Baxter International, Inc.	3,771	181
Crown Castle International Corp.(ö)	1,419	138	Biogen, Inc.(Æ)	1,233	358
DDR Corp.(ö)	3,346	66	Bluebird Bio, Inc.(Æ)	618	35
Duke Realty Corp.(ö)	4,212	121	Bristol-Myers Squibb Co.	8,156	610
E*Trade Financial Corp.(Æ)	4,055	102	Bruker Corp.	746	19
Eaton Vance Corp.	3,867	146	Centene Corp.(Æ)	723	51
Equifax, Inc.	652	86	Community Health Systems, Inc.(Æ)	3,303	42
Federal Realty Investment Trust(ö)	676	115	Dentsply Sirona, Inc.	2,613	167
Federated Investors, Inc. Class B	2,001	63	Eli Lilly & Co.	5,710	473
Fidelity National Information Services, Inc.	1,695	135	Envision Healthcare Holdings, Inc.(Æ)	1,050	26
FNF Group	4,299	162	Express Scripts Holding Co.(Æ)	4,536	345
Genworth Financial, Inc. Class A(Æ)	4,514	13	Gilead Sciences, Inc.(ì)	5,828	463
Goldman Sachs Group, Inc. (The)	2,470	392	HCA Holdings, Inc.(Æ)	1,896	146
Huntington Bancshares, Inc.	11,657	111	Henry Schein, Inc.(Æ)	1,290	233
Intercontinental Exchange, Inc.	514	136	Hill-Rom Holdings, Inc.	428	23
JPMorgan Chase & Co.(ì)	17,526	1,121	IDEXX Laboratories, Inc.(Æ)	1,224	115
Kilroy Realty Corp.(ö)	1,430	105	Incyte Corp.(Æ)	500	45
Legg Mason, Inc.	2,165	74	Johnson & Johnson(ì)	11,765	1,473
LendingClub Corp.(Æ)	5,146	24	Medivation, Inc.(Æ)	848	54
Leucadia National Corp.	2,584	47	Medtronic PLC	7,884	691
Lincoln National Corp.	2,048	89	Merck & Co., Inc.(ì)	15,711	922
Macerich Co. (The)(ö)	665	59	Patterson Cos., Inc.	1,312	65
MasterCard, Inc. Class A	6,458	615	PerkinElmer, Inc.	2,078	118
MetLife, Inc.	6,203	265	Pfizer, Inc.(ì)	33,045	1,219
Nasdaq, Inc.	2,333	165	Puma Biotechnology, Inc.(Æ)	966	48
Navient Corp.	1,457	21	Quorum Health Corp.(Æ)	1,532	17
NorthStar Realty Europe Corp.(ö)	2,721	25	Regeneron Pharmaceuticals, Inc.(Æ)	412	175
Old Republic International Corp.	1,160	22	ResMed, Inc.	905	62
PayPal Holdings, Inc.(Æ)	5,552	207	Shire PLC - ADR	558	108
People's United Financial, Inc.	6,598	100	United Therapeutics Corp.(Æ)	369	45
Public Storage(ö)	857	205	UnitedHealth Group, Inc.(ì)	6,346	909
Raymond James Financial, Inc.	1,908	105	Varian Medical Systems, Inc.(Æ)	1,286	122
Realty Income Corp.(ö)	1,064	76			11,011
RenaissanceRe Holdings, Ltd.	1,137	134
Santander Consumer USA Holdings, Inc.(Æ)	1,220	13	Materials and Processing - 3.1%
SEI Investments Co.	2,715	122	Albemarle Corp.	1,165	98

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 299

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Ball Corp.	1,447	102	Snap-on, Inc.	769	121
Bemis Co., Inc.	1,486	76	Southwest Airlines Co.	2,791	103
Cabot Corp.	555	27	Spirit Airlines, Inc.(Æ)	374	16
Domtar Corp.	658	26	SPX Corp.(Æ)	1,176	18
Dow Chemical Co. (The)	6,661	358	SPX FLOW, Inc.(Æ)	525	14
EI du Pont de Nemours & Co.	5,336	369	Square, Inc. Class A(Æ)	1,552	16
FMC Corp.	1,114	53	Textron, Inc.	2,068	81
Freeport-McMoRan, Inc.(Æ)	6,395	83	TopBuild Corp.(Æ)	334	13
Huntsman Corp.	1,323	20	TransDigm Group, Inc.(Æ)	332	93
Ingevity Corp.(Æ)	251	10	Trimble Navigation, Ltd.(Æ)	1,732	46
International Flavors & Fragrances, Inc.	520	69	Triumph Group, Inc.	473	15
Masco Corp.	3,011	110	Union Pacific Corp.(ì)	6,272	584
Monsanto Co.	3,444	368	United Parcel Service, Inc. Class B	5,059	547
Newmont Mining Corp.	2,293	101	United Technologies Corp.	5,341	575
Owens-Illinois, Inc.(Æ)	1,379	26	Waters Corp.(Æ)	1,344	214
Packaging Corp. of America	995	74	WESCO International, Inc.(Æ)	875	49
Platform Specialty Products Corp.(Æ)	1,793	16	Xylem, Inc.	2,411	115
Praxair, Inc.	1,988	232			9,114
Reliance Steel & Aluminum Co.	589	46
Sealed Air Corp.	2,145	101	Technology - 17.3%
Steel Dynamics, Inc.	1,639	44	Akamai Technologies, Inc.(Æ)	1,200	61
Vulcan Materials Co.	817	101	Alphabet, Inc. Class C(Æ)	1,305	1,003
WestRock Co.	1,507	65	Alphabet, Inc. Class A(Æ)	1,249	988
		2,575	Ansys, Inc.(Æ)	309	28
			Apple, Inc.(ì)	25,098	2,616
Producer Durables - 10.9%			Avnet, Inc.	1,478	61
3M Co.(ì)	4,400	785	Broadcom, Ltd.	1,576	255
Accenture PLC Class A	3,500	395	Cadence Design Systems, Inc.(Æ)	4,432	107
AECOM(Æ)	197	7	Cisco Systems, Inc.(ì)	26,614	813
AGCO Corp.	898	43	Commercehub, Inc.(Æ)	68	1
Allison Transmission Holdings, Inc. Class A	500	14	Computer Sciences Corp.	949	45
Ametek, Inc.	1,190	56	CSRA, Inc.	949	26
Avery Dennison Corp.	1,187	92	Electronic Arts, Inc.(Æ)	3,031	231
Boeing Co. (The)	4,507	602	Facebook, Inc. Class A(Æ)	9,756	1,209
Booz Allen Hamilton Holding Corp. Class A	1,211	37	Fortinet, Inc.(Æ)	757	26
Caterpillar, Inc.	4,132	342	Harris Corp.	882	76
Chicago Bridge & Iron Co.	461	16	Hewlett Packard Enterprise Co.	9,771	205
Cintas Corp.	713	76	HP, Inc.	9,771	137
Copa Holdings, SA Class A	503	34	IAC/InterActiveCorp(Æ)	410	24
Delta Air Lines, Inc.	3,588	139	Intel Corp.(ì)	20,083	700
Emerson Electric Co.	5,760	322	International Business Machines Corp.(ì)	3,758	604
Flir Systems, Inc.	1,971	64	Lam Research Corp.	1,621	146
Flowserve Corp.	2,221	106	Leidos Holdings, Inc.	900	45
GATX Corp.	511	23	Linear Technology Corp.	4,274	256
General Electric Co.(ì)	52,287	1,628	LinkedIn Corp. Class A(Æ)	183	35
Honeywell International, Inc.	5,132	597	Lumentum Holdings, Inc.(Æ)	793	24
IDEX Corp.	1,808	162	Marvell Technology Group, Ltd.	1,954	23
IHS Markit, Ltd.(Æ)	1,205	42	Maxim Integrated Products, Inc.	1,820	74
Jacobs Engineering Group, Inc.(Æ)	2,018	108	Microchip Technology, Inc.	2,564	143
JetBlue Airways Corp.(Æ)	786	14	Micron Technology, Inc.(Æ)	7,807	107
Joy Global, Inc.	2,203	61	Microsoft Corp.(ì)	37,691	2,136
Kennametal, Inc.	1,039	26	Oracle Corp.(ì)	20,062	823
L-3 Communications Holdings, Inc. Class 3	1,344	204	QUALCOMM, Inc.(ì)	9,016	564
Mettler-Toledo International, Inc.(Æ)	372	153	SBA Communications Corp. Class A(Æ)	1,097	126
Oshkosh Corp.	638	35	Skyworks Solutions, Inc.	909	60
Pitney Bowes, Inc.	2,023	39	Tableau Software, Inc. Class A(Æ)	330	19
Quanta Services, Inc.(Æ)	1,940	50	Teradyne, Inc.	2,531	50
Robert Half International, Inc.	1,651	60	Texas Instruments, Inc.	6,986	487
Rockwell Collins, Inc.	1,531	129	VeriSign, Inc.(Æ)	1,322	115
Ryder System, Inc.	494	33	VMware, Inc. Class A(Æ)	362	26

See accompanying notes which are an integral part of this quarterly report.

300 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)						Amounts in thousands (except share amounts)
	Principal			Fair			Principal	Fair
	Amount ($) or			Value			Amount ($) or	Value
	Shares			$			Shares	$
Yelp, Inc. Class A(Æ)		592		19		(cost $898)		1,027
Zynga, Inc. Class A(Æ)		1,760		5

				14,499	Short	-Term Investments - 4.0%
						Russell U.S. Cash Management Fund	3,392,791(8)	3,393
Utilities - 5.4%						Total Short-Term Investments
Ameren Corp.		3,981		209		(cost $3,393)		3,393
American Electric Power Co., Inc.		4,308		299

AT&T, Inc.(ì)		26,151		1,132		Total Investments 101.0%
Calpine Corp.(Æ)		2,233		31		(identified cost $57,138)		84,703
CMS Energy Corp.		5,891		266
Duke Energy Corp.		5,607		480		Other Assets and Liabilities, Net
Exelon Corp.		6,807		254	-	(1.0%)		(875)
FirstEnergy Corp.		1,801		63		Net Assets - 100.0%		83,828
Frontier Communications Corp.		7,878		41
Hawaiian Electric Industries, Inc.		454		14
MDU Resources Group, Inc.		734		18
NiSource, Inc.		4,424		113
NRG Energy, Inc.		5,010		69
OGE Energy Corp.		508		16
Pinnacle West Capital Corp.		2,359		186
Questar Corp.		1,644		41
SCANA Corp.		2,626		197
Verizon Communications, Inc.(ì)		18,621		1,032
Westar Energy, Inc. Class A		1,532		85
				4,546

Total Common Stocks
(cost $52,847)				80,283

Options Purchased - 1.2%
(Number of Contracts)
SPX Volatility Index
Aug 2016 12.00 Put (375)	USD	450	(ÿ)	6
Aug 2016 12.00 Put (375)	USD	450	(ÿ)	8
Aug 2016 12.50 Put (750)	USD	938	(ÿ)	21
Aug 2016 12.50 Put (375)	USD	469	(ÿ)	15
Aug 2016 13.00 Put (375)	USD	488	(ÿ)	21
Aug 2016 13.00 Put (375)	USD	488	(ÿ)	23
Aug 2016 13.00 Put (375)	USD	488	(ÿ)	15
Aug 2016 13.00 Put (375)	USD	488	(ÿ)	25
Aug 2016 14.00 Put (375)	USD	525	(ÿ)	31
Aug 2016 20.00 Call (375)	USD	560	(ÿ)	4
Aug 2016 20.00 Call (385)	USD	560	(ÿ)	9
Aug 2016 20.00 Call (175)	USD	350	(ÿ)	1
Aug 2016 21.00 Call (200)	USD	420	(ÿ)	1
Aug 2016 23.00 Call (375)	USD	863	(ÿ)	12
Sep 2016 14.00 Put (1,125)	USD	1,575	(ÿ)	84
Sep 2016 23.00 Call (280)	USD	644	(ÿ)	25
Oct 2016 13.00 Put (375)	USD	488	(ÿ)	10
Oct 2016 19.00 Put (245)	USD	466	(ÿ)	83
Oct 2016 24.00 Put (210)	USD	504	(ÿ)	156
Oct 2016 35.00 Call (55)	USD	193	(ÿ)	3
Nov 2016 13.00 Put (375)	USD	488	(ÿ)	13
Nov 2016 19.00 Put (275)	USD	523	(ÿ)	96
Nov 2016 24.00 Put (210)	USD	504	(ÿ)	156
Nov 2016 25.00 Call (550)	USD	438	(ÿ)	27
Nov 2016 32.50 Call (225)	USD	731	(ÿ)	18
Dec 2016 13.00 Put (375)	USD	488	(ÿ)	15
Dec 2016 19.00 Put (145)	USD	276	(ÿ)	51
Dec 2016 25.00 Call (175)	USD	438	(ÿ)	29
Dec 2016 30.00 Call (225)	USD	675	(ÿ)	24
Jan 2017 13.00 Put (375)	USD	488	(ÿ)	9
Jan 2017 25.00 Call (70)	USD	175	(ÿ)	14
Jan 2017 30.00 Call (170)	USD	510	(ÿ)	22
Total Options Purchased

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 301

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of		Notional	Expiration	(Depreciation)
			Contracts		Amount	Date	$
Long Positions
S&P 500 E-Mini Index Futures			32	USD	3,469	09/16	7
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							7

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Call	30	2,190.00	USD	6,570	08/05/16	(10)
S&P 500 Index	Call	105	2,200.00	USD	23,100	08/05/16	(16)
S&P 500 Index	Call	30	2,200.00	USD	6,600	08/12/16	(11)
S&P 500 Index	Call	40	2,210.00	USD	8,840	08/12/16	(8)
S&P 500 Index	Call	40	2,215.00	USD	8,860	08/12/16	(19)
S&P 500 Index	Call	120	2,210.00	USD	26,520	08/19/16	(43)
SPX Volatility Index	Call	280	15.00	USD	420	08/10/16	(12)
SPX Volatility Index	Call	280	15.00	USD	420	08/17/16	(22)
SPX Volatility Index	Call	280	15.00	USD	420	08/24/16	(38)
SPX Volatility Index	Call	280	15.00	USD	420	09/21/16	(74)
SPX Volatility Index	Call	400	40.00	USD	1,600	11/16/16	(19)
SPX Volatility Index	Call	400	40.00	USD	1,600	12/21/16	(19)
SPX Volatility Index	Call	240	40.00	USD	960	01/18/17	(14)
Total Liability for Options Written (premiums received $359)							(305)

Transactions in options written contracts for the period ended July 31, 2016 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2015				2,965	$1,561
Opened			97,451		33,323
Closed			(97,821)		(34,513)
Expired				(70)	(12)
Outstanding July 31, 2016				2,525	$359

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$11,716	$—	$—	$—	$11,716
Consumer Staples	7,181	—	2	—	7,183
Energy	5,279	—	—	—	5,279
Financial Services	14,360	—	—	—	14,360
Health Care	11,011	—	—	—	11,011
Materials and Processing	2,575	—	—	—	2,575
Producer Durables	9,114	—	—	—	9,114
Technology	14,499	—	—	—	14,499
Utilities	4,546	—	—	—	4,546
Options Purchased	1,027	—	—	—	1,027
Short-Term Investments	—	—	—	3,393	3,393
Total Investments	81,308	—	2	3,393	84,703

See accompanying notes which are an integral part of this quarterly report.

302 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total

Other Financial Instruments
Assets
Futures Contracts	7	—	—	—	7

Liabilities
Options Written	(305)	—	—	—	(305)
Total Other Financial Instruments*	$(298)	$—	$—	$—	$(298)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 303

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.1%			Finish Line, Inc. (The) Class A	682	15
Consumer Discretionary - 14.2%			Foot Locker, Inc.	7,600	453
Aaron's, Inc. Class A	3,391	81	Ford Motor Co.	196,273	2,485
Advance Auto Parts, Inc.	3,162	537	Fortune Brands Home & Security, Inc.	2,332	148
Amazon.com, Inc.(Æ)	7,383	5,602	Fossil Group, Inc.(Æ)	1,320	42
AMC Networks, Inc. Class A(Æ)	1,847	102	GameStop Corp. Class A	5,313	164
Amerco, Inc.(Æ)	810	320	Gannett Co., Inc.	5,905	75
American Eagle Outfitters, Inc.	2,033	36	Gap, Inc. (The)	3,221	83
Aramark	2,052	74	Garmin, Ltd.	9,803	533
AutoNation, Inc.(Æ)	2,837	151	General Motors Co.	80,242	2,531
AutoZone, Inc.(Æ)	1,606	1,307	Genesco, Inc.(Æ)	296	21
Avis Budget Group, Inc.(Æ)	1,244	46	Gentex Corp.	8,319	147
Avon Products, Inc.(Æ)	6,104	25	Genuine Parts Co.	7,922	810
Bed Bath & Beyond, Inc.	6,644	299	Goodyear Tire & Rubber Co. (The)	22,027	632
Belmond, Ltd. Class A(Æ)	1,328	15	GoPro, Inc. Class A(Æ)	2,226	28
Best Buy Co., Inc.	13,942	468	Graham Holdings Co. Class B	297	149
BJ's Restaurants, Inc.(Æ)	309	12	Group 1 Automotive, Inc.	261	16
Bob Evans Farms, Inc.	333	12	Guess?, Inc.	986	15
BorgWarner, Inc.	1,178	39	H&R Block, Inc.	1,859	44
Brinker International, Inc.	3,937	186	Hanesbrands, Inc.	10,694	285
Brunswick Corp.	461	23	Harley-Davidson, Inc.	4,133	219
Buffalo Wild Wings, Inc.(Æ)	84	14	Harman International Industries, Inc.	2,168	179
Cabela's, Inc.(Æ)	2,424	125	Hasbro, Inc.	2,985	242
Cable One, Inc.	439	230	Helen of Troy, Ltd.(Æ)	276	28
CalAtlantic Group, Inc.	865	31	Hilton Worldwide Holdings, Inc.	4,621	107
CarMax, Inc.(Æ)	4,329	252	Home Depot, Inc. (The)	43,659	6,035
Carnival Corp.	23,715	1,108	Houghton Mifflin Harcourt Co.(Æ)	1,108	19
Carter's, Inc.	1,660	168	Hyatt Hotels Corp. Class A(Æ)	2,172	110
Cato Corp. (The) Class A	396	14	International Game Technology PLC	631	13
CBS Corp. Class B	7,581	396	International Speedway Corp. Class A	540	18
Charter Communications, Inc. Class A(Æ)	4,687	1,101	Interpublic Group of Cos., Inc. (The)	2,064	48
Children's Place, Inc. (The)	331	28	Interval Leisure Group, Inc.	353	6
Chipotle Mexican Grill, Inc. Class A(Æ)	279	118	Jack in the Box, Inc.	171	15
Choice Hotels International, Inc.	1,766	85	JC Penney Co., Inc.(Æ)	13,152	127
Cinemark Holdings, Inc.	3,591	135	John Wiley & Sons, Inc. Class A	3,769	217
Coach, Inc.	6,749	291	Johnson Controls, Inc.	32,708	1,502
Comcast Corp. Class A	76,264	5,129	KAR Auction Services, Inc.	5,384	230
Cooper Tire & Rubber Co.	548	18	Kate Spade & Co.(Æ)	1,777	39
Costco Wholesale Corp.	15,931	2,664	Kohl's Corp.	13,050	543
Coty, Inc. Class A	3,112	84	L Brands, Inc.	3,866	286
Cracker Barrel Old Country Store, Inc.	112	18	Lamar Advertising Co. Class A(ö)	1,086	74
Dana Holding Corp.	917	13	Las Vegas Sands Corp.	4,719	239
Darden Restaurants, Inc.	5,408	333	Lear Corp.	5,573	632
Delphi Automotive PLC	5,231	355	Leggett & Platt, Inc.	10,984	577
Dick's Sporting Goods, Inc.	9,603	493	Lennar Corp. Class A	8,823	413
Dillard's, Inc. Class A	1,276	86	Liberty Braves Group Class A(Æ)	1,094	18
DineEquity, Inc.	149	12	Liberty Braves Group Class C(Æ)	491	8
Discovery Communications, Inc. Class A(Æ)	3,071	77	Liberty Broadband Corp. Class A(Æ)	197	12
Discovery Communications, Inc. Class C(Æ)	5,114	126	Liberty Broadband Corp. Class C(Æ)	3,824	242
DISH Network Corp. Class A(Æ)	5,674	303	Liberty Interactive Corp. Class A(Æ)	7,779	209
Dollar General Corp.	11,244	1,065	Liberty Media Group Class A(Æ)	2,735	62
Dollar Tree, Inc.(Æ)	12,871	1,239	Liberty Media Group Class C(Æ)	1,229	28
Domino's Pizza, Inc.	2,001	295	Liberty SiriusXM Group Class A(Æ)	10,943	391
DR Horton, Inc.	13,152	432	Liberty SiriusXM Group Class C(Æ)	4,917	173
DSW, Inc. Class A	3,658	89	Liberty TripAdvisor Holdings, Inc. Class
Dunkin' Brands Group, Inc.	2,779	126	A(Æ)	1,036	25
eBay, Inc.(Æ)	44,430	1,384	Liberty Ventures Class A(Æ)	3,814	144
Estee Lauder Cos., Inc. (The) Class A	11,906	1,106	Lions Gate Entertainment Corp.	1,131	23
Expedia, Inc.	3,547	414	Live Nation Entertainment, Inc.(Æ)	4,942	136
Express, Inc.(Æ)	1,226	18	LKQ Corp.(Æ)	12,758	439

See accompanying notes which are an integral part of this quarterly report.

304 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Lowe's Cos., Inc.	33,114	2,725	Tesla Motors, Inc.(Æ)	1,204	283
lululemon athletica, Inc.(Æ)	2,488	193	Thomson Reuters Corp.	15,879	669
Macy's, Inc.	3,809	136	Thor Industries, Inc.	3,307	253
Madison Square Garden Co. (The) Class A(Æ)	1,453	266	Tiffany & Co.	1,892	122
Marriott International, Inc. Class A	2,923	210	Time Warner, Inc.	29,316	2,247
Marriott Vacations Worldwide Corp.	314	24	Time, Inc.	1,202	20
Mattel, Inc.	15,111	504	TJX Cos., Inc.	31,043	2,537
Matthews International Corp. Class A	415	25	Toll Brothers, Inc.(Æ)	7,709	216
McDonald's Corp.	28,816	3,390	Tractor Supply Co.	4,816	441
Media General, Inc.(Æ)	1,092	19	TRI Pointe Group, Inc.(Æ)	1,351	18
Meredith Corp.	445	24	Tribune Media Co. Class A	2,949	109
Meritage Homes Corp.(Æ)	448	16	TripAdvisor, Inc.(Æ)	1,688	118
MGM Resorts International(Æ)	16,560	397	Tupperware Brands Corp.	708	44
Michael Kors Holdings, Ltd.(Æ)	2,179	113	Twenty-First Century Fox, Inc. Class A	34,659	923
Michaels Cos., Inc. (The)(Æ)	2,792	74	Twenty-First Century Fox, Inc. Class B	10,149	274
Mohawk Industries, Inc.(Æ)	2,764	578	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	2,117	553
MSG Networks, Inc.(Æ)	4,360	70	Under Armour, Inc. Class A(Æ)	4,105	162
Murphy USA, Inc.(Æ)	2,220	170	Under Armour, Inc. Class C(Æ)	4,134	148
Netflix, Inc.(Æ)	10,805	986	Urban Outfitters, Inc.(Æ)	2,993	89
New York Times Co. (The) Class A	1,463	19	VF Corp.	15,880	991
Newell Brands, Inc.	16,129	846	Viacom, Inc. Class B	12,475	567
News Corp. Class A	24,001	311	Vista Outdoor, Inc.(Æ)	1,515	76
Nielsen Holdings PLC	3,956	213	WABCO Holdings, Inc.(Æ)	1,600	160
Nike, Inc. Class B	50,990	2,830	Wal-Mart Stores, Inc.	75,485	5,508
Nordstrom, Inc.	5,642	250	Walt Disney Co. (The)	49,061	4,707
Norwegian Cruise Line Holdings, Ltd.(Æ)	3,091	132	Wendy's Co. (The)	5,007	48
NVR, Inc.(Æ)	375	639	Whirlpool Corp.	4,216	811
Office Depot, Inc.	19,687	68	Williams-Sonoma, Inc.	674	36
Omnicom Group, Inc.	10,446	860	Wyndham Worldwide Corp.	713	51
O'Reilly Automotive, Inc.(Æ)	5,934	1,725	Wynn Resorts, Ltd.	1,138	111
Outfront Media, Inc.(ö)	1,765	41	Yum! Brands, Inc.	17,818	1,593
Pandora Media, Inc.(Æ)	2,887	39	Zillow Group, Inc.(Æ)	992	39
Panera Bread Co. Class A(Æ)	2,224	488	Zillow Group, Inc. Class A(Æ)	496	20
Penn National Gaming, Inc.(Æ)	1,031	15			106,658
Penske Automotive Group, Inc.	1,399	55
Polaris Industries, Inc.	2,371	234	Consumer Staples - 6.9%
Priceline Group, Inc. (The)(Æ)	1,117	1,509	Altria Group, Inc.	50,895	3,446
PulteGroup, Inc.	17,020	360	Archer-Daniels-Midland Co.	26,723	1,205
PVH Corp.	3,332	337	Brown-Forman Corp. Class B - ADR	6,949	682
Ralph Lauren Corp. Class A	4,130	405	Bunge, Ltd.	6,111	402
Regal Entertainment Group Class A	3,078	72	Campbell Soup Co.	9,056	564
Rent-A-Center, Inc. Class A	738	8	Church & Dwight Co., Inc.	6,616	650
Ross Stores, Inc.	22,997	1,422	Clorox Co. (The)	6,943	910
Royal Caribbean Cruises, Ltd.	9,317	675	Coca-Cola Co. (The)	77,783	3,394
Sally Beauty Holdings, Inc.(Æ)	9,521	279	Coca-Cola European Partners PLC	10,377	387
Scholastic Corp.	450	19	Colgate-Palmolive Co.	23,392	1,741
Scripps Networks Interactive, Inc. Class A	5,293	350	ConAgra Foods, Inc.	4,033	189
Service Corp. International	3,933	109	Constellation Brands, Inc. Class A	3,407	561
ServiceMaster Global Holdings, Inc.(Æ)	2,525	96	Core-Mark Holding Co., Inc.	586	29
Signet Jewelers, Ltd.	1,068	94	CVS Health Corp.	40,989	3,801
Sirius XM Holdings, Inc.(Æ)	38,242	168	Dean Foods Co.	1,121	21
Six Flags Entertainment Corp.	1,024	58	Dr Pepper Snapple Group, Inc.	9,094	896
Skechers U.S.A., Inc. Class A(Æ)	3,372	81	Energizer Holdings, Inc.(Æ)	378	32
Staples, Inc.	40,234	374	Flowers Foods, Inc.	7,852	144
Star Buffet, Inc. Class A(Æ)	1,315	40	Fresh Del Monte Produce, Inc.	540	31
Starbucks Corp.	52,578	3,052	General Mills, Inc.	20,227	1,454
Starwood Hotels & Resorts Worldwide, Inc.	821	64	Hain Celestial Group, Inc. (The)(Æ)	2,299	121
Target Corp.	29,932	2,255	Herbalife, Ltd.(Æ)	827	56
TEGNA, Inc.	17,310	379	Hershey Co. (The)	7,349	814
Tempur Sealy International, Inc.(Æ)	114	9	Hormel Foods Corp.	15,673	585

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 305

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Ingredion, Inc.	4,259	567	Kinder Morgan, Inc.	73,923	1,503
JM Smucker Co. (The)	5,697	878	Marathon Oil Corp.	15,815	216
Kellogg Co.	1,869	155	Marathon Petroleum Corp.	31,704	1,249
Kimberly-Clark Corp.	10,064	1,304	Murphy Oil Corp.	4,444	122
Kraft Heinz Co. (The)	7,999	691	National Oilwell Varco, Inc.	8,745	283
Kroger Co. (The)	38,397	1,313	Newfield Exploration Co.(Æ)	4,602	199
Lancaster Colony Corp.	177	23	Noble Energy, Inc.	10,040	359
McCormick & Co., Inc.	6,639	679	NOW, Inc.(Æ)	4,899	90
Mead Johnson Nutrition Co. Class A	3,098	276	Occidental Petroleum Corp.	25,832	1,930
Molson Coors Brewing Co. Class B	2,203	225	Oceaneering International, Inc.	4,009	112
Mondelez International, Inc. Class A	62,435	2,746	ONEOK, Inc.	1,140	51
Monster Beverage Corp.(Æ)	603	97	PBF Energy, Inc. Class A	3,046	68
Nu Skin Enterprises, Inc. Class A	504	27	Phillips 66	24,561	1,868
PepsiCo, Inc.	33,983	3,701	Pioneer Natural Resources Co.	746	121
Philip Morris International, Inc.	43,414	4,353	Range Resources Corp.	2,341	94
Pinnacle Foods, Inc.	6,289	316	RPC, Inc.(Æ)	5,838	85
Post Holdings, Inc.(Æ)	440	38	Schlumberger, Ltd.	44,824	3,609
Procter & Gamble Co. (The)	79,585	6,812	SolarCity Corp.(Æ)	795	21
Reynolds American, Inc.	35,947	1,800	Spectra Energy Corp.	18,992	683
Rite Aid Corp.(Æ)	19,919	139	SunPower Corp. Class A(Æ)	316	5
Safeway, Inc.	4,520	2	Targa Resources Corp.	749	28
Seaboard Corp.(Æ)	4	12	Tesoro Corp.	7,267	553
Snyders-Lance, Inc.	664	23	Valero Energy Corp.	27,350	1,430
SpartanNash Co.	641	20	Weatherford International PLC(Æ)	16,505	94
SUPERVALU, Inc.(Æ)	2,110	10	Williams Cos., Inc. (The)	8,902	213
Sysco Corp.	16,668	863	World Fuel Services Corp.	3,557	169
TreeHouse Foods, Inc.(Æ)	303	31			49,241
Tyson Foods, Inc. Class A	4,737	349
United Natural Foods, Inc.(Æ)	205	10	Financial Services - 19.9%
Universal Corp.	372	22	Acadia Realty Trust(ö)	782	29
Vector Group, Ltd.	745	16	Affiliated Managers Group, Inc.(Æ)	1,692	248
Walgreens Boots Alliance, Inc.	30,930	2,451	Aflac, Inc.	23,418	1,693
WhiteWave Foods Co. (The) Class A(Æ)	321	18	Alexander & Baldwin, Inc.	509	20
		52,082	Alexandria Real Estate Equities, Inc.(ö)	901	101
			Alleghany Corp.(Æ)	508	276
Energy - 6.5%			Alliance Data Systems Corp.(Æ)	210	49
Anadarko Petroleum Corp.	14,936	814	Allied World Assurance Co. Holdings AG	16,360	671
Antero Resources Corp.(Æ)	3,139	82	Allstate Corp. (The)	20,900	1,428
Apache Corp.	16,873	886	Ally Financial, Inc.	10,011	181
Baker Hughes, Inc.	19,912	952	American Campus Communities, Inc.(ö)	3,907	211
Cabot Oil & Gas Corp.	1,302	32	American Capital Agency Corp.(ö)	11,201	219
Cheniere Energy, Inc.(Æ)	1,100	46	American Equity Investment Life Holding
Chevron Corp.	89,271	9,149	Co.	862	14
Cimarex Energy Co.	356	43	American Express Co.	30,138	1,943
Concho Resources, Inc.(Æ)	509	63	American Financial Group, Inc.	7,914	579
ConocoPhillips	42,382	1,730	American Homes 4 Rent Class A(ö)	7,802	169
Continental Resources, Inc.(Æ)	1,290	57	American International Group, Inc.	46,432	2,528
Devon Energy Corp.	19,055	729	American National Insurance Co.	2,014	230
Diamond Offshore Drilling, Inc.(Æ)	2,936	67	American Tower Corp.(ö)	10,108	1,170
Energen Corp.(Æ)	2,834	134	Ameriprise Financial, Inc.	2,766	265
EOG Resources, Inc.	16,735	1,367	AmTrust Financial Services, Inc.	3,104	74
EQT Corp.	823	60	Annaly Capital Management, Inc.(ö)	24,670	271
Exxon Mobil Corp.	171,522	15,257	Aon PLC	4,601	493
First Solar, Inc.(Æ)	2,169	101	Arch Capital Group, Ltd.(Æ)	10,672	775
FMC Technologies, Inc.(Æ)	3,372	86	Argo Group International Holdings, Ltd.	452	23
Gulfport Energy Corp.(Æ)	3,498	102	ARMOUR Residential REIT, Inc.(ö)	679	14
Halliburton Co.	35,738	1,560	Arthur J Gallagher & Co.	6,636	326
Helmerich & Payne, Inc.	3,950	245	Aspen Insurance Holdings, Ltd.	6,713	309
Hess Corp.	6,481	348	Associated Banc-Corp.	6,655	124
HollyFrontier Corp.	6,913	176	Assurant, Inc.	6,053	502

See accompanying notes which are an integral part of this quarterly report.

306 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Assured Guaranty, Ltd.	6,662	178	Eaton Vance Corp.	1,852	70
Astoria Financial Corp.	1,367	20	Education Realty Trust, Inc.(ö)	597	29
AvalonBay Communities, Inc.(ö)	2,678	497	Endurance Specialty Holdings, Ltd.	5,587	378
Axis Capital Holdings, Ltd.	10,980	610	Enstar Group, Ltd.(Æ)	131	22
Banco Latinoamericano de Comercio Exterior			EPR Properties(ö)	579	49
SA Class E	555	15	Equifax, Inc.	8,015	1,062
BancorpSouth, Inc.	1,136	27	Equinix, Inc.(ö)	374	139
Bank of America Corp.	400,781	5,807	Equity LifeStyle Properties, Inc. Class A(ö)	3,608	297
Bank of Hawaii Corp.	1,565	108	Equity One, Inc.(ö)	804	27
Bank of New York Mellon Corp. (The)	49,948	1,968	Equity Residential(ö)	11,335	771
BankUnited, Inc.	3,131	94	Erie Indemnity Co. Class A	2,560	250
BB&T Corp.	47,479	1,751	Essex Property Trust, Inc.(ö)	1,053	246
Berkshire Hathaway, Inc. Class B(Æ)	81,780	11,798	EverBank Financial Corp.	1,053	19
BlackRock, Inc. Class A	4,939	1,809	Everest Re Group, Ltd.	4,022	760
BOK Financial Corp.	2,347	153	Extra Space Storage, Inc.(ö)	7,797	671
Broadridge Financial Solutions, Inc.	8,702	589	FactSet Research Systems, Inc.	2,835	488
Brown & Brown, Inc.	5,706	209	Federal Realty Investment Trust(ö)	2,282	387
Camden Property Trust(ö)	2,844	255	Federated Investors, Inc. Class B	5,832	184
Capital One Financial Corp.	29,239	1,961	FelCor Lodging Trust, Inc.(ö)	1,675	11
Capitol Federal Financial, Inc.	1,827	26	Fidelity National Information Services, Inc.	6,324	503
Capstead Mortgage Corp.(ö)	1,505	15	Fifth Third Bancorp	42,952	815
Care Capital Properties, Inc.(ö)	1,488	44	First American Financial Corp.	1,062	44
Cathay General Bancorp	936	28	First Citizens BancShares, Inc. Class A	109	28
CBOE Holdings, Inc.	3,550	244	First Financial Bankshares, Inc.	688	24
CBRE Group, Inc. Class A(Æ)	8,855	252	First Horizon National Corp.	7,257	106
Charles Schwab Corp. (The)	39,742	1,129	First Industrial Realty Trust, Inc.(ö)	1,066	31
Chemical Financial Corp.	595	25	First Midwest Bancorp, Inc.	1,101	21
Chesapeake Lodging Trust(ö)	620	16	First Niagara Financial Group, Inc.	11,415	116
Chimera Investment Corp.(ö)	2,908	49	First Republic Bank	10,156	728
Chubb, Ltd.	22,343	2,799	FirstMerit Corp.	1,748	37
Cincinnati Financial Corp.	10,682	798	Fiserv, Inc.(Æ)	8,523	941
CIT Group, Inc.	6,189	214	FleetCor Technologies, Inc.(Æ)	827	125
Citigroup, Inc.	114,846	5,031	FNB Corp.	2,028	24
Citizens Financial Group, Inc.	17,765	397	FNF Group	19,166	722
CME Group, Inc. Class A	13,832	1,414	Forest City Realty Trust, Inc. Class A(ö)	1,258	30
CNA Financial Corp.	1,478	47	Four Corners Property Trust, Inc.(ö)	2,462	53
CNO Financial Group, Inc.	1,856	32	Franklin Resources, Inc.	23,511	851
Colony Capital, Inc. Class A(ö)	1,156	21	Franklin Street Properties Corp.(ö)	1,420	18
Columbia Banking System, Inc.	762	23	General Growth Properties, Inc.(ö)	5,005	160
Comerica, Inc.	7,161	324	Genworth Financial, Inc. Class A(Æ)	15,346	44
Commerce Bancshares, Inc.	14,085	666	GEO Group, Inc. (The)(ö)	757	26
Communications Sales & Leasing, Inc.(ö)	5,405	168	Glacier Bancorp, Inc.	943	26
Community Bank System, Inc.	569	25	Global Payments, Inc.	7,216	539
CoreLogic, Inc.(Æ)	2,865	115	Goldman Sachs Group, Inc. (The)	17,290	2,746
Corrections Corp. of America(ö)	5,990	192	Government Properties Income Trust(ö)	905	22
Cousins Properties, Inc.(ö)	2,516	27	Gramercy Property Trust(ö)	4,473	45
Credit Acceptance Corp.(Æ)	361	65	Hancock Holding Co.	934	27
Crown Castle International Corp.(ö)	844	82	Hanover Insurance Group, Inc. (The)	4,735	390
CubeSmart(ö)	1,335	40	Hartford Financial Services Group, Inc.	8,131	324
Cullen/Frost Bankers, Inc.	4,929	335	HCP, Inc.(ö)	10,636	417
CVB Financial Corp.	1,392	23	Healthcare Realty Trust, Inc.(ö)	1,014	37
CYS Investments, Inc.(ö)	2,020	18	Hersha Hospitality Trust Class A(ö)	682	13
DCT Industrial Trust, Inc.(ö)	840	42	Highwoods Properties, Inc.(ö)	867	48
DiamondRock Hospitality Co.(ö)	2,041	20	Hilltop Holdings, Inc.(Æ)	990	22
Digital Realty Trust, Inc.(ö)	1,626	170	Horace Mann Educators Corp.	597	20
Discover Financial Services	22,348	1,270	Hudson Pacific Properties, Inc.(ö)	674	23
Dun & Bradstreet Corp. (The)	2,778	359	Huntington Bancshares, Inc.	81,199	771
DuPont Fabros Technology, Inc.(ö)	622	30	Iberiabank Corp.	383	24
E*Trade Financial Corp.(Æ)	8,634	217	Independent Bank Corp.	450	23
East West Bancorp, Inc.	7,798	267	Interactive Brokers Group, Inc. Class A	2,147	75

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 307

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Intercontinental Exchange, Inc.	2,954	780	Pinnacle Financial Partners, Inc.	468	25
International Bancshares Corp.	728	20	PNC Financial Services Group, Inc. (The)	28,342	2,342
Invesco Mortgage Capital, Inc.(ö)	1,371	20	Popular, Inc.	1,240	42
Invesco, Ltd.	2,885	84	Post Properties, Inc.(ö)	2,886	184
Investors Bancorp, Inc.	3,202	36	Primerica, Inc.	565	29
Jack Henry & Associates, Inc.	4,848	433	Principal Financial Group, Inc.	11,970	558
Janus Capital Group, Inc.	1,662	25	PrivateBancorp, Inc. Class A	676	30
Jones Lang LaSalle, Inc.	1,652	181	ProAssurance Corp.	6,187	320
JPMorgan Chase & Co.	154,482	9,882	Progressive Corp. (The)	34,771	1,130
Kemper Corp.	603	21	Prosperity Bancshares, Inc.	699	36
Kennedy-Wilson Holdings, Inc.	829	17	Provident Financial Services, Inc.	1,032	21
KeyCorp	36,099	422	Prudential Financial, Inc.	18,517	1,394
LaSalle Hotel Properties(ö)	1,054	29	PS Business Parks, Inc.(ö)	215	24
Lazard, Ltd. Class A	3,221	115	Public Storage(ö)	4,338	1,036
Legg Mason, Inc.	5,408	185	Radian Group, Inc.	1,459	19
Leucadia National Corp.	6,331	116	Ramco-Gershenson Properties Trust(ö)	1,033	20
Lexington Realty Trust(ö)	2,197	24	Raymond James Financial, Inc.	7,736	425
Liberty Property Trust(ö)	2,597	107	Rayonier, Inc.(ö)	3,305	90
Lincoln National Corp.	8,677	379	Realogy Holdings Corp.	4,007	124
Loews Corp.	10,662	441	Realty Income Corp.(ö)	9,816	702
LPL Financial Holdings, Inc.	286	8	Redwood Trust, Inc.(ö)	1,057	15
LTC Properties, Inc.(ö)	471	25	Regions Financial Corp.	58,429	536
M&T Bank Corp.	10,336	1,184	Reinsurance Group of America, Inc. Class A	3,717	369
Macerich Co. (The)(ö)	1,826	163	RenaissanceRe Holdings, Ltd.	5,090	598
Mack-Cali Realty Corp.(ö)	1,143	32	Retail Opportunity Investments Corp.(ö)	1,225	28
Markel Corp.(Æ)	761	722	RLI Corp.	515	35
Marsh & McLennan Cos., Inc.	17,672	1,162	RLJ Lodging Trust(ö)	1,123	27
MasterCard, Inc. Class A	30,840	2,937	Ryman Hospitality Properties, Inc.(ö)	287	16
MB Financial, Inc.	776	30	Santander Consumer USA Holdings, Inc.(Æ)	3,537	39
Medical Properties Trust, Inc.(ö)	2,166	34	SEI Investments Co.	10,870	489
Mercury General Corp.	3,725	206	Selective Insurance Group, Inc.	765	30
MetLife, Inc.	36,167	1,546	Senior Housing Properties Trust(ö)	7,976	177
MFA Financial, Inc.(ö)	27,903	210	Signature Bank(Æ)	2,635	317
MGIC Investment Corp.(Æ)	2,152	15	Simon Property Group, Inc.(ö)	5,642	1,281
Moody's Corp.	8,126	861	SLM Corp.(Æ)	28,279	203
Morgan Stanley	58,339	1,676	South State Corp.	319	23
Morningstar, Inc.	1,951	165	Sovran Self Storage, Inc.(Æ)(ö)	196	20
MSCI, Inc. Class A	10,061	866	STAG Industrial, Inc.(ö)	756	19
Nasdaq, Inc.	13,154	931	Starwood Property Trust, Inc.(ö)	15,474	337
National Retail Properties, Inc.(ö)	7,069	376	State Street Corp.	17,678	1,163
Nationstar Mortgage Holdings, Inc.(Æ)	2,378	30	Sterling Bancorp	1,313	22
Navient Corp.	12,390	176	Stifel Financial Corp.(Æ)	658	23
NBT Bancorp, Inc.	773	23	Sunstone Hotel Investors, Inc.(ö)	1,916	25
New Residential Investment Corp.(ö)	1,493	20	SunTrust Banks, Inc.	28,800	1,218
New York Community Bancorp, Inc.	41,407	598	SVB Financial Group(Æ)	1,630	164
New York REIT, Inc.(ö)	1,827	17	Synchrony Financial	7,466	208
Northern Trust Corp.	8,006	541	Synovus Financial Corp.	10,505	320
NorthStar Asset Management Group, Inc.	10,983	130	T Rowe Price Group, Inc.	7,185	508
Northwest Bancshares, Inc.	1,613	24	Taubman Centers, Inc.(ö)	1,323	107
Old National Bancorp	1,548	20	TCF Financial Corp.	5,745	78
Old Republic International Corp.	5,837	113	TD Ameritrade Holding Corp.	2,146	65
OneMain Holdings, Inc.(Æ)	1,626	47	Texas Capital Bancshares, Inc.(Æ)	453	22
PacWest Bancorp	4,606	190	Torchmark Corp.	9,063	561
Park National Corp.	220	20	Total System Services, Inc.	9,115	464
Parkway Properties, Inc.(ö)	1,052	18	Travelers Cos., Inc. (The)	23,305	2,709
PayPal Holdings, Inc.(Æ)	35,385	1,318	Trustmark Corp.	912	24
Pebblebrook Hotel Trust(ö)	692	21	Two Harbors Investment Corp.(ö)	5,058	44
Pennsylvania Real Estate Investment Trust(ö)	803	20	UDR, Inc.(ö)	3,169	118
PennyMac Mortgage Investment Trust(ö)	903	15	UMB Financial Corp.	464	26
People's United Financial, Inc.	34,797	528	Umpqua Holdings Corp.	1,787	27

See accompanying notes which are an integral part of this quarterly report.

308 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Union Bankshares Corp.	835	22	Celgene Corp.(Æ)	15,682	1,759
United Bankshares, Inc.	765	29	Centene Corp.(Æ)	5,314	375
Unum Group	3,799	127	Cerner Corp.(Æ)	12,687	792
US Bancorp	77,523	3,269	Charles River Laboratories International,
Validus Holdings, Ltd.	5,754	284	Inc.(Æ)	1,349	119
Valley National Bancorp	2,670	24	Cigna Corp.	12,039	1,553
Vantiv, Inc. Class A(Æ)	2,821	155	Community Health Systems, Inc.(Æ)	4,191	53
Ventas, Inc.(ö)	4,389	334	CONMED Corp.	388	16
Visa, Inc. Class A	62,247	4,858	Cooper Cos., Inc. (The)	2,645	483
Voya Financial, Inc.	11,000	282	CR Bard, Inc.	4,167	932
Waddell & Reed Financial, Inc. Class A	1,325	24	DaVita HealthCare Partners, Inc.(Æ)	1,048	81
Washington Federal, Inc.	1,200	30	Dentsply Sirona, Inc.	15,459	990
Washington Real Estate Investment Trust(ö)	802	28	DexCom, Inc.(Æ)	2,246	207
Webster Financial Corp.	908	33	Edwards Lifesciences Corp.(Æ)	5,516	632
Weingarten Realty Investors(ö)	4,799	207	Eli Lilly & Co.	30,303	2,512
Wells Fargo & Co.	204,728	9,821	Endo International PLC(Æ)	4,204	73
Welltower, Inc.(ö)	2,571	204	Envision Healthcare Holdings, Inc.(Æ)	1,438	35
WesBanco, Inc.	570	18	Express Scripts Holding Co.(Æ)	23,180	1,763
Westamerica Bancorporation	444	21	Gilead Sciences, Inc.	36,060	2,866
Western Union Co. (The)	15,063	301	Haemonetics Corp.(Æ)	576	17
WEX, Inc.(Æ)	159	15	HCA Holdings, Inc.(Æ)	17,316	1,336
Weyerhaeuser Co.(ö)	8,768	287	HealthSouth Corp.	482	21
White Mountains Insurance Group, Ltd.	483	397	Henry Schein, Inc.(Æ)	6,277	1,136
Wintrust Financial Corp.	546	29	Hill-Rom Holdings, Inc.	2,022	108
WR Berkley Corp.	6,936	404	Hologic, Inc.(Æ)	6,607	254
XL Group, Ltd.	17,232	596	Humana, Inc.	5,628	971
Zions Bancorporation	4,014	112	ICU Medical, Inc.(Æ)	207	24
		149,994	IDEXX Laboratories, Inc.(Æ)	770	72
			Illumina, Inc.(Æ)	4,327	720
Health Care - 13.7%			Incyte Corp.(Æ)	4,786	432
Abbott Laboratories	60,178	2,693	Integer Holdings Corp.(Æ)	364	8
AbbVie, Inc.	31,554	2,090	Integra LifeSciences Holdings Corp.(Æ)	287	24
Acadia Healthcare Co., Inc.(Æ)	652	37	Intercept Pharmaceuticals, Inc.(Æ)	146	25
Aetna, Inc.	19,761	2,277	Intrexon Corp.(Æ)	1,625	41
Agilent Technologies, Inc.	6,561	316	Intuitive Surgical, Inc.(Æ)	678	472
Agios Pharmaceuticals, Inc.(Æ)	810	37	Ionis Pharmaceuticals, Inc.(Æ)	5,272	154
Akorn, Inc.(Æ)	1,963	67	Jazz Pharmaceuticals PLC(Æ)	1,461	221
Alere, Inc.(Æ)	2,355	88	Johnson & Johnson	101,595	12,723
Alexion Pharmaceuticals, Inc.(Æ)	4,040	520	Juno Therapeutics, Inc.(Æ)	1,815	56
Align Technology, Inc.(Æ)	1,450	129	Kindred Healthcare, Inc.	845	10
Alkermes PLC(Æ)	4,069	203	Laboratory Corp. of America Holdings(Æ)	7,972	1,113
Allergan PLC(Æ)	10,887	2,754	LifePoint Health, Inc.(Æ)	3,362	199
Allscripts Healthcare Solutions, Inc.(Æ)	7,622	108	Magellan Health, Inc.(Æ)	353	24
Alnylam Pharmaceuticals, Inc.(Æ)	2,423	165	Mallinckrodt PLC(Æ)	2,586	174
AmerisourceBergen Corp. Class A	3,657	312	McKesson Corp.	7,412	1,442
Amgen, Inc.	24,464	4,209	Medivation, Inc.(Æ)	7,649	489
Amsurg Corp. Class A(Æ)	422	32	MEDNAX, Inc.(Æ)	7,853	541
Analogic Corp.	203	17	Medtronic PLC	52,995	4,644
Anthem, Inc.	15,160	1,991	Merck & Co., Inc.	101,364	5,946
Baxter International, Inc.	23,187	1,113	Mylan NV(Æ)	13,779	645
Becton Dickinson and Co.	9,287	1,634	Myriad Genetics, Inc.(Æ)	321	10
Biogen, Inc.(Æ)	5,331	1,546	Nuvectra Corp.(Æ)	121	1
BioMarin Pharmaceutical, Inc.(Æ)	4,138	411	OPKO Health, Inc.(Æ)	7,233	72
Bio-Rad Laboratories, Inc. Class A(Æ)	2,084	302	Owens & Minor, Inc.	736	26
Bluebird Bio, Inc.(Æ)	838	48	PAREXEL International Corp.(Æ)	261	17
Boston Scientific Corp.(Æ)	23,519	571	Patterson Cos., Inc.	792	39
Bristol-Myers Squibb Co.	46,828	3,503	PerkinElmer, Inc.	2,634	150
Brookdale Senior Living, Inc. Class A(Æ)	1,153	21	Perrigo Co. PLC	2,357	215
Bruker Corp.	1,963	49	Pfizer, Inc.	234,578	8,654
Cardinal Health, Inc.	13,266	1,109	Premier, Inc. Class A(Æ)	2,013	66

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 309

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Puma Biotechnology, Inc.(Æ)	732	37	Ingevity Corp.(Æ)	1,015	39
Qiagen NV(Æ)	9,335	250	International Flavors & Fragrances, Inc.	2,269	302
Quest Diagnostics, Inc.	10,533	910	International Paper Co.	2,993	137
Quintiles Transnational Holdings, Inc.(Æ)	2,262	176	ITT, Inc.	3,653	116
Quorum Health Corp.(Æ)	1,047	11	Kaiser Aluminum Corp.	260	22
Regeneron Pharmaceuticals, Inc.(Æ)	2,310	982	Lennox International, Inc.	1,125	176
ResMed, Inc.	7,778	536	Louisiana-Pacific Corp.(Æ)	1,363	28
Seattle Genetics, Inc.(Æ)	549	26	LyondellBasell Industries Class A	11,536	868
Shire PLC - ADR	2,546	494	Martin Marietta Materials, Inc.	1,827	370
St. Jude Medical, Inc.	6,944	577	Masco Corp.	8,737	319
Steris PLC	254	18	Masonite International Corp.(Æ)	308	22
Stryker Corp.	14,357	1,669	Minerals Technologies, Inc.	332	22
Teleflex, Inc.	2,302	415	Monsanto Co.	8,057	860
Tenet Healthcare Corp.(Æ)	527	16	Mosaic Co. (The)	8,368	226
Thermo Fisher Scientific, Inc.	15,926	2,530	Mueller Industries, Inc.	488	17
United Therapeutics Corp.(Æ)	2,260	273	NewMarket Corp.	661	283
UnitedHealth Group, Inc.	32,405	4,640	Newmont Mining Corp.	9,212	405
Universal Health Services, Inc. Class B	2,739	355	Nucor Corp.	5,958	320
Varian Medical Systems, Inc.(Æ)	5,253	498	Olin Corp.	927	19
VCA, Inc.(Æ)	2,084	149	Owens Corning	4,065	215
Veeva Systems, Inc. Class A(Æ)	1,263	48	Owens-Illinois, Inc.(Æ)	2,544	48
Vertex Pharmaceuticals, Inc.(Æ)	6,398	621	Packaging Corp. of America	1,845	138
VWR Corp.(Æ)	2,823	88	Platform Specialty Products Corp.(Æ)	509	5
West Pharmaceutical Services, Inc.	302	24	PPG Industries, Inc.	7,282	762
Zimmer Biomet Holdings, Inc.	4,875	639	Praxair, Inc.	11,002	1,282
Zoetis, Inc. Class A	7,034	355	Reliance Steel & Aluminum Co.	3,079	242
		103,222	Royal Gold, Inc.	319	27
			RPM International, Inc.	3,950	214
Materials and Processing - 2.9%			Schweitzer-Mauduit International, Inc.	396	15
Acuity Brands, Inc.	1,302	342	Sealed Air Corp.	4,577	216
Air Products & Chemicals, Inc.	8,119	1,213	Sensient Technologies Corp.	501	37
Albemarle Corp.	3,187	268	Sherwin-Williams Co. (The)	4,068	1,219
Alcoa, Inc.	22,948	244	Silgan Holdings, Inc.	3,232	160
Allegheny Technologies, Inc.	4,212	75	Simpson Manufacturing Co., Inc.	556	23
AptarGroup, Inc.	2,086	163	Sonoco Products Co.	5,364	273
Ashland, Inc.	2,354	267	Southern Copper Corp.	1,704	44
Axalta Coating Systems, Ltd.(Æ)	2,668	76	Steel Dynamics, Inc.	10,928	293
Ball Corp.	3,539	250	Tahoe Resources, Inc.	4,879	76
Beacon Roofing Supply, Inc.(Æ)	625	29	Timken Co. (The)	3,435	115
Bemis Co., Inc.	4,776	244	United States Steel Corp.	4,864	134
Berry Plastics Group, Inc.(Æ)	499	20	Universal Forest Products, Inc.	310	34
Cabot Corp.	1,250	61	USG Corp.(Æ)	1,600	45
Celanese Corp. Class A	56	4	Valmont Industries, Inc.	1,665	218
CF Industries Holdings, Inc.	5,795	143	Valspar Corp.	2,236	238
Commercial Metals Co.	1,400	23	Vulcan Materials Co.	2,629	326
Compass Minerals International, Inc.	1,934	135	Watsco, Inc.	2,102	303
Crown Holdings, Inc.(Æ)	518	27	Westlake Chemical Corp.	739	34
Domtar Corp.	3,581	141	WestRock Co.	6,094	261
Dow Chemical Co. (The)	38,038	2,041	WR Grace & Co.	518	39
Eagle Materials, Inc.	816	68			21,650
Eastman Chemical Co.	2,204	144
Ecolab, Inc.	10,473	1,240	Producer Durables - 10.9%
EI du Pont de Nemours & Co.	19,492	1,348	3M Co.	18,332	3,270
Fastenal Co.	11,658	498	AAR Corp.	570	14
FMC Corp.	1,069	51	ABM Industries, Inc.	722	27
Freeport-McMoRan, Inc.(Æ)	29,049	376	Accenture PLC Class A	22,298	2,515
Graphic Packaging Holding Co.	8,087	110	Actuant Corp. Class A	834	20
Hecla Mining Co.	4,958	32	AECOM(Æ)	3,042	108
Hexcel Corp.	8,716	376	AGCO Corp.	1,114	54
Huntsman Corp.	3,469	54	Air Lease Corp. Class A	3,433	99

See accompanying notes which are an integral part of this quarterly report.

310 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Aircastle, Ltd.	708	16	General Electric Co.	276,185	8,600
Alaska Air Group, Inc.	7,948	534	Genesee & Wyoming, Inc. Class A(Æ)	799	52
Albany International Corp. Class A	427	18	Genpact, Ltd.(Æ)	11,557	309
Allegion PLC	1,017	74	Graco, Inc.	3,536	262
Allison Transmission Holdings, Inc. Class A	1,526	44	Granite Construction, Inc.	562	28
American Airlines Group, Inc.	11,965	425	HD Supply Holdings, Inc.(Æ)	7,172	260
Ametek, Inc.	10,901	513	HEICO Corp.	281	20
AO Smith Corp.	5,808	540	Herc Holdings, Inc.(Æ)	1,479	52
Applied Industrial Technologies, Inc.	443	21	Hertz Global Holdings, Inc.(Æ)	4,438	216
Atlas Air Worldwide Holdings, Inc.(Æ)	353	15	Honeywell International, Inc.	24,906	2,897
Automatic Data Processing, Inc.	13,235	1,177	Hubbell, Inc. Class B	4,799	517
Avery Dennison Corp.	3,600	280	Huntington Ingalls Industries, Inc.	1,251	216
Babcock & Wilcox Co. (The)	3,631	134	Huron Consulting Group, Inc.(Æ)	301	18
Babcock & Wilcox Enterprises, Inc.(Æ)	4,164	64	IDEX Corp.	3,721	334
Barnes Group, Inc.	641	24	IHS Markit, Ltd.(Æ)	1,493	52
Boeing Co. (The)	19,244	2,572	Illinois Tool Works, Inc.	9,284	1,071
Brady Corp. Class A	703	23	Itron, Inc.(Æ)	500	21
Briggs & Stratton Corp.	795	18	Jacobs Engineering Group, Inc.(Æ)	3,491	187
Carlisle Cos., Inc.	3,407	352	JB Hunt Transport Services, Inc.	5,785	481
Caterpillar, Inc.	17,266	1,429	JetBlue Airways Corp.(Æ)	15,142	278
CH Robinson Worldwide, Inc.	4,891	341	Joy Global, Inc.	4,038	112
Chicago Bridge & Iron Co.	3,489	118	Kansas City Southern	4,088	393
Cintas Corp.	7,313	784	KBR, Inc.	6,008	84
Clarcor, Inc.	252	16	Kennametal, Inc.	3,055	76
Clean Harbors, Inc.(Æ)	844	43	Keysight Technologies, Inc.(Æ)	2,835	83
Colfax Corp.(Æ)	2,086	61	Kirby Corp.(Æ)	4,932	269
Convergys Corp.	1,180	31	Korn/Ferry International	541	12
Copa Holdings SA Class A	932	62	L-3 Communications Holdings, Inc.	5,141	780
Copart, Inc.(Æ)	6,454	326	Landstar System, Inc.	1,527	108
CoStar Group, Inc.(Æ)	964	200	Lexmark International, Inc. Class A	3,036	111
Covanta Holding Corp.	2,768	44	Lincoln Electric Holdings, Inc.	3,257	202
Crane Co.	1,929	120	Lockheed Martin Corp.	8,788	2,221
CSX Corp.	35,333	1,001	Macquarie Infrastructure Corp.	473	36
Cubic Corp.	329	13	Manitowoc Foodservice, Inc.(Æ)	2,169	40
Cummins, Inc.	7,782	955	ManpowerGroup, Inc.	1,867	130
Curtiss-Wright Corp.	418	37	Matson, Inc.	478	18
Danaher Corp.	24,224	1,973	MAXIMUS, Inc.	283	17
Darling Ingredients, Inc.(Æ)	1,555	25	Mettler-Toledo International, Inc.(Æ)	1,829	752
Deere & Co.	14,248	1,107	Middleby Corp.(Æ)	640	77
Delta Air Lines, Inc.	24,578	952	Mobile Mini, Inc.	493	16
Deluxe Corp.	370	25	Moog, Inc. Class A(Æ)	416	23
Donaldson Co., Inc.	7,890	285	MSC Industrial Direct Co., Inc. Class A	3,218	231
Dover Corp.	7,034	502	National Instruments Corp.	2,557	73
Eaton Corp. PLC	18,807	1,193	Navistar International Corp.(Æ)	123	2
EMCOR Group, Inc.	715	40	Nordson Corp.	3,989	352
Emerson Electric Co.	25,179	1,408	Norfolk Southern Corp.	12,944	1,162
EnerSys	431	27	Northrop Grumman Corp.	8,727	1,891
ESCO Technologies, Inc.	446	19	Old Dominion Freight Line, Inc.(Æ)	4,303	300
Essendant, Inc.	529	11	Orbital ATK, Inc.	3,504	305
Esterline Technologies Corp.(Æ)	316	19	Oshkosh Corp.	1,331	73
Expeditors International of Washington, Inc.	4,418	218	OSI Systems, Inc.(Æ)	251	15
Federal Signal Corp.	972	13	PACCAR, Inc.	5,465	322
FedEx Corp.	6,884	1,115	Parker-Hannifin Corp.	3,426	391
Flir Systems, Inc.	9,726	317	Paychex, Inc.	9,557	567
Fluor Corp.	2,433	130	Pentair PLC	2,300	147
Fortive Corp.	12,112	584	Pitney Bowes, Inc.	1,481	29
FTI Consulting, Inc.(Æ)	490	21	Quanta Services, Inc.(Æ)	10,511	269
G&K Services, Inc. Class A	280	22	Raytheon Co.	14,376	2,006
GATX Corp.	521	23	Regal Beloit Corp.	1,589	97
General Dynamics Corp.	12,402	1,822	Republic Services, Inc. Class A	15,628	801

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 311

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Robert Half International, Inc.	6,798	248	Ansys, Inc.(Æ)	5,654	505
Rockwell Automation, Inc.	2,433	278	Apple, Inc.	189,417	19,739
Rockwell Collins, Inc.	8,352	707	Applied Materials, Inc.	12,071	317
Rollins, Inc.	7,762	219	ARRIS International PLC(Æ)	2,868	78
Roper Technologies, Inc.	5,333	909	Arrow Electronics, Inc.(Æ)	3,992	265
RR Donnelley & Sons Co.	6,184	111	Aspen Technology, Inc.(Æ)	446	19
Ryder System, Inc.	2,331	154	Autodesk, Inc.(Æ)	1,942	115
S&P Global, Inc.	3,757	459	Avnet, Inc.	6,255	257
Snap-on, Inc.	3,154	496	Benchmark Electronics, Inc.(Æ)	808	19
Southwest Airlines Co.	12,882	477	Bio Techne Corp.	2,205	248
Spirit AeroSystems Holdings, Inc. Class A(Æ)	2,897	126	Black Knight Financial Services, Inc. Class
Spirit Airlines, Inc.(Æ)	784	34	A(Æ)	2,131	83
SPX FLOW, Inc.(Æ)	1,999	55	Broadcom, Ltd.	6,360	1,030
Stanley Black & Decker, Inc.	4,346	529	Brocade Communications Systems, Inc.	18,014	168
Stericycle, Inc.(Æ)	4,496	406	CA, Inc.	19,388	672
Sykes Enterprises, Inc.(Æ)	720	22	CACI International, Inc. Class A(Æ)	283	27
Teledyne Technologies, Inc.(Æ)	324	34	Cadence Design Systems, Inc.(Æ)	3,992	96
Terex Corp.	941	23	CDK Global Inc.	3,523	204
Tetra Tech, Inc.	835	27	CDW Corp.	2,657	114
Textron, Inc.	9,801	382	Cirrus Logic, Inc.(Æ)	595	29
TopBuild Corp.(Æ)	270	10	Cisco Systems, Inc.	249,789	7,626
Toro Co. (The)	4,129	380	Citrix Systems, Inc.(Æ)	2,620	234
TransDigm Group, Inc.(Æ)	2,319	648	Cognex Corp.	2,796	126
Trinity Industries, Inc.	5,316	123	Cognizant Technology Solutions Corp. Class
Triumph Group, Inc.	1,988	61	A(Æ)	15,119	869
Tyco International PLC	12,201	556	Coherent, Inc.(Æ)	323	34
UniFirst Corp.	190	22	Commercehub, Inc.(Æ)	1,144	16
Union Pacific Corp.	25,456	2,369	CommScope Holding Co., Inc.(Æ)	1,833	55
United Continental Holdings, Inc.(Æ)	9,270	435	Computer Sciences Corp.	6,402	306
United Parcel Service, Inc. Class B	16,489	1,782	Corning, Inc.	67,034	1,490
United Rentals, Inc.(Æ)	781	62	Cree, Inc.(Æ)	4,666	133
United Technologies Corp.	34,234	3,685	CSRA, Inc.	6,402	172
Verisk Analytics, Inc. Class A(Æ)	9,639	822	Cypress Semiconductor Corp.	8,377	98
Wabtec Corp.	6,251	428	Diebold, Inc.	1,123	32
Waste Connections, Inc.	7,549	562	DigitalGlobe, Inc.(Æ)	712	19
Waste Management, Inc.	16,763	1,108	Dolby Laboratories, Inc. Class A	5,101	257
Waters Corp.(Æ)	4,241	674	DST Systems, Inc.	3,002	370
Watts Water Technologies, Inc. Class A	375	23	EchoStar Corp. Class A(Æ)	1,406	55
Werner Enterprises, Inc.	578	15	Electronic Arts, Inc.(Æ)	7,925	605
WESCO International, Inc.(Æ)	797	44	EMC Corp.	103,419	2,925
Woodward, Inc.	440	26	Entegris, Inc.(Æ)	1,315	22
WW Grainger, Inc.	2,710	593	F5 Networks, Inc.(Æ)	1,078	133
Xerox Corp.	32,459	334	Facebook, Inc. Class A(Æ)	59,247	7,343
XPO Logistics, Inc.(Æ)	454	13	Fairchild Semiconductor International, Inc.
Xylem, Inc.	10,566	505	Class A(Æ)	1,322	26
Zebra Technologies Corp. Class A(Æ)	981	52	FireEye, Inc.(Æ)	3,231	56
		81,875	Fortinet, Inc.(Æ)	3,096	107
			Gartner, Inc.(Æ)	6,804	682
Technology - 16.7%			Groupon, Inc. Class A(Æ)	10,977	53
3D Systems Corp.(Æ)	1,150	15	Harris Corp.	2,083	180
Activision Blizzard, Inc.	19,891	799	Hewlett Packard Enterprise Co.	80,200	1,686
Acxiom Corp.(Æ)	923	21	HP, Inc.	109,349	1,532
Adobe Systems, Inc.(Æ)	11,414	1,117	II-VI, Inc.(Æ)	939	19
Akamai Technologies, Inc.(Æ)	5,018	254	IMS Health Holdings, Inc.(Æ)	2,542	76
Alphabet, Inc. Class A(Æ)	10,038	7,943	Ingram Micro, Inc. Class A(Æ)	3,265	112
Alphabet, Inc. Class C(Æ)	7,398	5,688	Insight Enterprises, Inc.(Æ)	663	18
Amdocs, Ltd.	8,311	485	Intel Corp.	232,009	8,088
Amphenol Corp. Class A	16,228	966	International Business Machines Corp.	28,239	4,536
Analog Devices, Inc.	12,618	805	Intersil Corp. Class A	1,410	22
Anixter International, Inc.(Æ)	254	16	Intuit, Inc.	10,550	1,171

See accompanying notes which are an integral part of this quarterly report.

312 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
IPG Photonics Corp.(Æ)	834	70	Tyler Technologies, Inc.(Æ)	140	23
Jabil Circuit, Inc.	10,228	208	Ultimate Software Group, Inc.(Æ)	742	155
JDS Uniphase Corp.(Æ)	5,623	40	Veeco Instruments, Inc.(Æ)	540	9
Juniper Networks, Inc.	14,089	320	Verint Systems, Inc.(Æ)	273	10
KLA-Tencor Corp.	2,940	223	VeriSign, Inc.(Æ)	1,938	168
Lam Research Corp.	5,374	482	VMware, Inc. Class A(Æ)	1,228	90
Leidos Holdings, Inc.	3,283	164	Western Digital Corp.	16,408	780
Linear Technology Corp.	8,886	533	Workday, Inc. Class A(Æ)	979	82
LinkedIn Corp. Class A(Æ)	906	175	Xilinx, Inc.	6,603	337
Lumentum Holdings, Inc.(Æ)	1,124	34	Yahoo!, Inc.(Æ)	26,699	1,020
Manhattan Associates, Inc.(Æ)	328	19	Yelp, Inc. Class A(Æ)	1,086	35
Marvell Technology Group, Ltd.	21,033	247	Zynga, Inc. Class A(Æ)	21,456	62
Maxim Integrated Products, Inc.	4,110	168			126,201
Mentor Graphics Corp.	1,127	24
Microchip Technology, Inc.	4,246	236	Utilities - 5.4%
Micron Technology, Inc.(Æ)	58,018	797	AES Corp.	678	8
Microsemi Corp.(Æ)	761	30	ALLETE, Inc.	504	32
Microsoft Corp.	310,830	17,619	Alliant Energy Corp.	6,968	280
MKS Instruments, Inc.	668	31	Ameren Corp.	6,135	322
Motorola Solutions, Inc.	2,873	199	American Electric Power Co., Inc.	20,942	1,451
NCR Corp.(Æ)	7,718	254	American States Water Co.	511	22
NetApp, Inc.	21,944	578	American Water Works Co., Inc.	9,195	759
NETGEAR, Inc.(Æ)	554	28	Aqua America, Inc.	8,922	309
NetSuite, Inc.(Æ)	813	89	AT&T, Inc.	229,655	9,942
Nuance Communications, Inc.(Æ)	1,517	24	Atmos Energy Corp.	7,011	559
NVIDIA Corp.	18,934	1,081	Avangrid, Inc.	608	27
ON Semiconductor Corp.(Æ)	14,903	149	Avista Corp.	726	32
Oracle Corp.	107,647	4,418	Black Hills Corp.	519	33
Palo Alto Networks, Inc.(Æ)	1,538	201	California Water Service Group	731	25
Plexus Corp.(Æ)	424	19	Calpine Corp.(Æ)	789	11
Polycom, Inc.(Æ)	1,165	14	CenterPoint Energy, Inc.	2,689	64
Progress Software Corp.(Æ)	731	21	CenturyLink, Inc.	14,808	466
PTC, Inc.(Æ)	1,378	55	CMS Energy Corp.	3,313	150
QLogic Corp.(Æ)	1,286	20	Consolidated Edison, Inc.	11,832	947
Qorvo, Inc.(Æ)	1,416	90	Dominion Resources, Inc.	7,870	614
QUALCOMM, Inc.	64,815	4,056	DTE Energy Co.	6,786	662
Rackspace Hosting, Inc.(Æ)	1,988	47	Duke Energy Corp.	16,964	1,452
Red Hat, Inc.(Æ)	4,653	350	Dynegy, Inc. Class A(Æ)	1,034	16
Rogers Corp.(Æ)	228	16	Edison International	4,400	340
Rovi Corp.(Æ)	2,303	43	El Paso Electric Co.	552	26
Sabre Corp.	1,873	55	Empire District Electric Co. (The)	698	24
Salesforce.com, Inc.(Æ)	12,980	1,062	Entergy Corp.	1,606	131
Sanmina Corp.(Æ)	885	22	Eversource Energy	9,612	562
SBA Communications Corp. Class A(Æ)	1,522	175	Exelon Corp.	35,789	1,334
ScanSource, Inc.(Æ)	475	19	FirstEnergy Corp.	3,880	135
ServiceNow, Inc.(Æ)	4,463	334	Frontier Communications Corp.	35,220	183
Silicon Laboratories, Inc.(Æ)	343	18	Hawaiian Electric Industries, Inc.	8,535	265
Skyworks Solutions, Inc.	5,728	378	Idacorp, Inc.	525	42
Splunk, Inc.(Æ)	2,667	167	ITC Holdings Corp.	2,649	123
SS&C Technologies Holdings, Inc.	5,198	167	Level 3 Communications, Inc.(Æ)	5,861	297
Stratasys, Ltd.(Æ)	1,069	22	MDU Resources Group, Inc.	1,352	33
Symantec Corp.	30,668	627	MGE Energy, Inc.	479	27
SYNNEX Corp.	314	32	National Fuel Gas Co.	2,487	141
Synopsys, Inc.(Æ)	14,020	759	New Jersey Resources Corp.	930	35
Tableau Software, Inc. Class A(Æ)	658	37	NextEra Energy, Inc.	12,121	1,555
Take-Two Interactive Software, Inc.(Æ)	844	34	NiSource, Inc.	3,769	97
Teradata Corp.(Æ)	4,895	139	Northwest Natural Gas Co.	404	26
Teradyne, Inc.	5,489	108	NorthWestern Corp.	524	32
Texas Instruments, Inc.	38,538	2,688	NRG Energy, Inc.	3,145	44
Twitter, Inc.(Æ)	2,198	37	NRG Yield, Inc. Class C	320	6

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 313

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
OGE Energy Corp.	3,684		119
ONE Gas, Inc.	522		34
Otter Tail Corp.	564		20
PG&E Corp.	17,939		1,147
Piedmont Natural Gas Co., Inc.	834		50
Pinnacle West Capital Corp.	2,104		166
PNM Resources, Inc.	918		32
Portland General Electric Co.	836		36
PPL Corp.	14,918		563
Public Service Enterprise Group, Inc.	14,304		658
Questar Corp.	5,280		133
SCANA Corp.	8,462		634
Sempra Energy	8,101		906
South Jersey Industries, Inc.	826		26
Southern Co. (The)	27,907		1,493
Southwest Gas Corp.	512		40
Spire, Inc.	505		35
Sprint Corp.(Æ)	24,933		153
Talen Energy Corp.(Æ)	1,767		24
Telephone & Data Systems, Inc.	5,211		164
T-Mobile US, Inc.(Æ)	16,022		742
UGI Corp.	3,197		145
US Cellular Corp.(Æ)	2,005		81
Vectren Corp.	6,543		338
Verizon Communications, Inc.	128,397		7,114
WEC Energy Group, Inc.	11,209		728
Westar Energy, Inc. Class A	5,852		325
WGL Holdings, Inc.	557		39
Windstream Holdings, Inc.	3,466		32
Xcel Energy, Inc.	21,309		937
			40,555

Total Common Stocks
(cost $705,673)			731,478

Short-Term Investments - 2.7%
Russell U.S. Cash Management Fund	19,990,432	(8)	19,990
Total Short-Term Investments
(cost $19,990)			19,990

Total Investments 99.8%
(identified cost $725,663)			751,468

Other Assets and Liabilities, Net
- 0.2%			1,552
Net Assets - 100.0%			753,020

See accompanying notes which are an integral part of this quarterly report.

314 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures			89	USD	10,692	09/16	404
S&P 500 E-Mini Index Futures			98	USD	10,624	09/16	447
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							851

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
					Practical
Portfolio Summary	Level 1	Level 2	Level 3		Expedient (a)		Total
Common Stocks
Consumer Discretionary	$106,658	$—		$—		$—	$106,658
Consumer Staples	52,080	—		2		—	52,082
Energy	49,241	—		—		—	49,241
Financial Services	149,994	—		—		—	149,994
Health Care	103,222	—		—		—	103,222
Materials and Processing	21,650	—		—		—	21,650
Producer Durables	81,875	—		—		—	81,875
Technology	126,201	—		—		—	126,201
Utilities	40,555	—		—		—	40,555
Short-Term Investments	—	—		—		19,990	19,990
Total Investments	731,476	—		2		19,990	751,468

Other Financial Instruments
Assets
Futures Contracts	851	—		—		—	851

Total Other Financial Instruments*	$851	$—		$—		$—	$851

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 315

Russell Investment Company
Select International Equity Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 94.8%			Woolworths, Ltd.	15,724	280
Australia - 5.3%					41,587
AGL Energy, Ltd.	59,011	921
Amcor, Ltd. Class A	47,937	548	Austria - 0.5%
AMP, Ltd.	46,853	207	Erste Group Bank AG(Æ)	39,318	1,039
APA Group	36,205	268	EVN AG	13,173	154
Aristocrat Leisure, Ltd.	47,861	581	Mayr Melnhof Karton AG	682	75
Asciano, Ltd.	101,364	705	OMV AG	35,083	931
ASX, Ltd. - ADR	14,625	551	Raiffeisen Bank International AG(Æ)	23,214	306
Aurizon Holdings, Ltd.	42,852	170	Strabag SE	21,737	680
AusNet Services	95,591	129	Telekom Austria AG - ADR(Æ)	26,681	157
Australia & New Zealand Banking			Verbund AG Class A	12,063	189
Group, Ltd. - ADR	124,980	2,444	Voestalpine AG	11,361	400
Bank of Queensland, Ltd.	38,655	310			3,931
Bendigo & Adelaide Bank, Ltd.	73,908	572
BHP Billiton PLC	160,831	2,038	Belgium - 1.2%
BHP Billiton, Ltd. - ADR	66,420	990	Ackermans & van Haaren NV	867	105
Brambles, Ltd.	71,911	736	Ageas	32,624	1,096
Challenger, Ltd.	26,093	188	Anheuser-Busch InBev SA	25,948	3,341
CIMIC Group, Ltd.	24,027	530	Cie d'Entreprises CFE	809	75
Coca-Cola Amatil, Ltd.	32,508	228	Colruyt SA	9,453	527
Cochlear, Ltd.	4,566	461	D'ieteren SA	4,604	202
Commonwealth Bank of Australia - ADR	61,592	3,609	Elia System Operator SA	6,590	351
CSL, Ltd.	20,416	1,834	Groupe Bruxelles Lambert SA	10,930	921
Dexus Property Group(ö)	64,066	476	KBC Group NV	13,286	690
Domino's Pizza Enterprises, Ltd.	3,610	207	Proximus	4,768	149
Fortescue Metals Group, Ltd.	338,830	1,146	Sofina SA	2,629	352
Goodman Group(ö)	68,750	395	Solvay SA	5,120	531
GPT Group (The)(ö)	75,931	324	UCB SA	10,572	826
Harvey Norman Holdings, Ltd.	71,745	264			9,166
Incitec Pivot, Ltd.	126,722	277
LendLease Group	45,279	463	Bermuda - 0.1%
Macquarie Group, Ltd.	13,717	778	Hiscox, Ltd.	62,352	874
Medibank Pvt, Ltd.	202,902	472
National Australia Bank, Ltd. - ADR	81,496	1,649	Canada - 7.2%
			Agnico Eagle Mines, Ltd.	5,904	344
Newcrest Mining, Ltd.	57,704	1,109	Agrium, Inc.	1,701	154
Origin Energy, Ltd.	65,270	274	Alimentation Couche-Tard, Inc. Class B	25,722	1,163
Qantas Airways, Ltd.	105,118	251	Atco, Ltd. Class I	2,347	88
QBE Insurance Group, Ltd.	74,146	620	Bank of Montreal	52,987	3,397
Ramsay Health Care, Ltd.	9,440	566	Bank of Nova Scotia (The)	61,266	3,112
REA Group, Ltd.	5,342	264	Barrick Gold Corp.	38,619	843
Santos, Ltd.	41,442	139	BCE, Inc.	19,233	921
Scentre Group(ö)	296,717	1,196	Brookfield Asset Management, Inc.
Sonic Healthcare, Ltd.	24,784	434	Class A	44,410	1,534
South32, Ltd.(Æ)	563,465	790	CAE, Inc.	14,419	192
Star Entertainment Grp, Ltd. (The)	87,094	392	Canadian Imperial Bank of Commerce	26,339	2,001
Stockland(ö)	94,551	363	Canadian National Railway Co.	20,756	1,316
Suncorp Group, Ltd.	44,242	453	Canadian Natural Resources, Ltd.	60,245	1,824
Sydney Airport	101,655	585	Canadian Tire Corp., Ltd. Class A	7,919	832
Telstra Corp., Ltd.	194,967	856	CCL Industries, Inc. Class B	2,117	379
TPG Telecom, Ltd.	51,737	505	Cenovus Energy, Inc.	59,625	854
Transurban Group - ADR	119,434	1,141	CGI Group, Inc. Class A(Æ)	15,738	764
Treasury Wine Estates, Ltd.	136,050	1,000	Constellation Software, Inc.	344	140
Vicinity Centres(ö)	86,056	227	Dollarama, Inc.	7,725	571
Vocus Communications, Ltd.	63,589	432	Emera, Inc.	8,399	313
Washington H Soul Pattinson & Co., Ltd.	16,507	219	Empire Co., Ltd. Class A	14,481	231
Wesfarmers, Ltd.	24,642	806	Enbridge, Inc.	13,362	550
Westfield Corp.(ö)	105,914	861	Fairfax Financial Holdings, Ltd.	2,746	1,472
Westpac Banking Corp.	141,472	3,353	First Quantum Minerals, Ltd.	57,821	500
			Fortis, Inc.	31,517	1,044

See accompanying notes which are an integral part of this quarterly report.

316 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Genworth MI Canada, Inc.	8,548	228	TDC AS(Æ)	49,563	261
George Weston, Ltd.	4,065	361	Vestas Wind Systems A/S	12,261	856
Gildan Activewear, Inc. Class A	5,791	170			13,301
Goldcorp, Inc.	31,315	560
Great-West Lifeco, Inc.	33,878	880	Finland - 1.2%
Husky Energy, Inc.(Æ)	24,953	294	Amer Sports OYJ Class A	9,438	268
Imperial Oil, Ltd.	43,880	1,350	Elisa OYJ Class A	15,892	576
Industrial Alliance Insurance &			Fortum OYJ	57,217	950
Financial Services, Inc.	8,550	278	Huhtamaki OYJ	9,990	439
Kinross Gold Corp.(Æ)	185,261	958	Kesko OYJ Class B	8,718	388
Loblaw Cos., Ltd.	11,640	649	Kone OYJ Class B	16,353	828
Lundin Mining Corp.(Æ)	60,978	255	Neste OYJ	30,821	1,166
Magna International, Inc. Class A	38,602	1,487	Nokia OYJ	74,465	428
Manulife Financial Corp.	126,497	1,725	Nokian Renkaat OYJ	4,317	160
Metro, Inc. Class A	24,473	890	Orion OYJ Class B	5,362	220
National Bank of Canada	27,458	940	Orion OYJ Class A	4,659	189
Open Text Corp.	2,617	159	Sampo OYJ Class A	15,506	642
Pembina Pipeline Corp.	6,814	199	Stora Enso OYJ Class R	71,553	649
Peyto Exploration & Development Corp.	3,697	105	UPM-Kymmene OYJ	118,832	2,446
Potash Corp. of Saskatchewan, Inc.	20,254	316			9,349
Power Corp. of Canada	62,338	1,358
Power Financial Corp.	38,847	898	France - 8.4%
Restaurant Brands International, Inc.	8,888	398	Aeroports de Paris	1,179	125
Ritchie Bros Auctioneers, Inc.	2,334	77	Air Liquide SA Class A	7,849	837
Rogers Communications, Inc. Class B	18,843	832	Arkema SA	8,995	768
Royal Bank of Canada - GDR	65,628	4,001	Atos SE	5,434	532
Saputo, Inc. - ADR	21,173	636	AXA SA	164,948	3,355
Seven Generations Energy, Ltd. Class			BioMerieux	1,156	160
A(Æ)	18,641	391	BNP Paribas SA	76,802	3,800
Sun Life Financial, Inc.	47,453	1,564	Bollore SA	105,122	380
Suncor Energy, Inc.	80,216	2,159	Bouygues SA - ADR	33,100	978
Teck Resources, Ltd. Class B	64,541	1,029	Capgemini SA	6,184	593
TELUS Corp.	5,062	169	Carrefour SA	47,723	1,194
Toronto Dominion Bank	92,341	4,023	Casino Guichard Perrachon SA	4,145	224
TransCanada Corp.	17,327	803	Christian Dior SE	4,284	774
Waste Connections, Inc.	1,017	76	Cie de Saint-Gobain	47,895	2,029
WestJet Airlines, Ltd.	15,059	265	CNP Assurances	11,677	178
WSP Global, Inc.	12,751	382	Credit Agricole SA	144,823	1,282
Yamana Gold, Inc.	180,021	1,030	Danone SA	23,462	1,805
		56,434	Dassault Systemes SA	13,790	1,138
			Eiffage SA	13,737	1,056
Cayman Islands - 0.1%			Electricite de France SA	6,179	81
HK Electric Investments & HK Electric			Engie SA	125,388	2,061
Investments, Ltd.(Þ)	505,000	484	Essilor International SA	11,764	1,505
			Eurazeo SA	10,552	674
Curacao - 0.0%			Financiere de L'Odet	84	73
HAL Trust	787	157	Iliad SA	787	153
			Imerys SA	2,719	193
Denmark - 1.7%			Ingenico Group SA	3,030	332
AP Moeller - Maersk A/S Class B	626	850	Ipsen SA	3,088	201
Chr Hansen Holding A/S	7,684	483	Kering	1,216	231
Coloplast A/S Class B	2,454	192	Legrand SA - ADR	7,543	416
Danske Bank A/S	38,227	1,037	L'Oreal SA	8,757	1,665
DSV A/S	15,607	694	LVMH Moet Hennessy Louis Vuitton
Genmab A/S(Æ)	6,259	1,131	SE - ADR	5,888	1,009
H Lundbeck A/S(Æ)	7,629	310	Natixis SA	31,035	128
ISS A/S	11,840	456	Orange SA - ADR	141,161	2,165
Jyske Bank A/S	11,174	464	Orpea	1,688	149
Novo Nordisk A/S Class B	93,178	5,317	Pernod Ricard SA	6,556	749
Novozymes A/S Class B	7,231	355	Peugeot SA(Æ)	27,032	407
Pandora A/S	6,890	895	Publicis Groupe SA - ADR	10,729	798

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 317

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Renault SA	34,855	3,043	OSRAM Licht AG	16,947	880
Sanofi - ADR	46,206	3,929	ProSiebenSat.1 Media SE	4,569	209
Sartorius Stedim Biotech	7,446	528	Rational AG	573	277
Schneider Electric SE	30,473	1,990	Rheinmetall AG	8,822	618
SCOR SE - ADR	30,594	893	Rhoen Klinikum AG	2,460	72
SEB SA	1,845	246	RWE AG(Æ)	31,673	562
Societe BIC SA	2,208	326	SAP SE - ADR	31,281	2,739
Societe Generale SA	83,183	2,836	Siemens AG	44,078	4,786
Sodexo SA	3,802	445	Suedzucker AG	24,191	605
Suez Environnement Co.	26,793	435	Symrise AG	11,023	776
Technip SA	17,038	950	Talanx AG	6,377	192
Teleperformance - GDR	5,467	508	United Internet AG	11,650	514
Thales SA	11,786	1,073	Vonovia SE	13,730	544
Total SA	155,665	7,483			59,966
Unibail-Rodamco SE(Æ)(ö)	2,733	752
Valeo SA	9,990	512	Hong Kong - 3.2%
Veolia Environnement SA	36,139	802	AIA Group, Ltd.	271,400	1,687
Vinci SA	35,449	2,688	Bank of East Asia, Ltd. (The)	148,600	616
Vivendi SA - ADR	68,857	1,352	BOC Hong Kong Holdings, Ltd.	283,500	933
Worldline SA(Æ)(Þ)	5,717	171	Cheung Kong Infrastructure Holdings,
		65,160	Ltd.	63,000	558
			Cheung Kong Property Holdings, Ltd.	303,000	2,174
Germany - 7.7%			Chinese Estates Holdings, Ltd.	19,000	51
adidas AG	15,520	2,546	CK Hutchison Holdings, Ltd.	99,036	1,159
Allianz SE	35,589	5,098	CLP Holdings, Ltd.	35,500	370
BASF SE	41,572	3,266	Guoco Group, Ltd.	37,000	421
Bayer AG	30,585	3,291	Hang Lung Properties, Ltd. - ADR	95,000	206
Bayerische Motoren Werke AG	30,448	2,623	Hang Seng Bank, Ltd.	47,700	854
Beiersdorf AG	10,103	948	Henderson Land Development Co., Ltd.	180,070	1,069
Brenntag AG	3,005	149	Hongkong Land Holdings, Ltd.	99,400	639
Commerzbank AG	101,851	671	Hopewell Holdings, Ltd.	114,000	379
Continental AG	3,608	756	Jardine Matheson Holdings, Ltd.	34,800	2,064
Covestro AG(Þ)	3,911	183	Jardine Strategic Holdings, Ltd.	20,100	615
Daimler AG	65,418	4,442	Link REIT(ö)	259,500	1,937
Deutsche Bank AG(Æ)	75,422	1,012	Melco Crown Entertainment, Ltd.(Æ)	8,400	39
Deutsche Boerse AG	4,225	354	MTR Corp., Ltd.	132,000	748
Deutsche Lufthansa AG	82,549	981	New World Development Co., Ltd.	742,000	863
Deutsche Post AG	58,507	1,746	NWS Holdings, Ltd.	200,000	327
Deutsche Telekom AG	112,452	1,912	PCCW, Ltd.	335,000	244
Deutsche Wohnen AG	35,225	1,317	Power Assets Holdings, Ltd.	29,500	289
E.ON SE	65,874	706	Sino Land Co., Ltd.	480,000	859
Evonik Industries AG	9,626	300	Sun Hung Kai Properties, Ltd.	112,000	1,599
Freenet AG	8,999	251	Swire Pacific, Ltd. Class A	118,000	1,413
Fresenius Medical Care AG & Co.	9,096	831	Swire Properties, Ltd.	57,200	159
Fresenius SE & Co. KGaA	25,295	1,889	Techtronic Industries Co., Ltd.	47,000	199
Fuchs Petrolub AG	4,056	156	Wharf Holdings, Ltd. (The)	201,095	1,390
Hannover Rueck SE	8,457	864	Wheelock & Co., Ltd.	188,000	1,009
HeidelbergCement AG	26,120	2,212	Yue Yuen Industrial Holdings, Ltd.	54,500	221
Henkel AG & Co. KGaA	8,537	927			25,091
Hochtief AG	3,809	499
Infineon Technologies AG - ADR	89,938	1,489	Ireland - 1.0%
K&S AG	8,144	170	AerCap Holdings NV(Æ)	27,713	1,012
Krones AG	2,034	203	CRH PLC	54,510	1,672
LEG Immobilien AG	4,233	424	DCC PLC	6,814	608
Linde AG	2,416	348	Experian PLC	37,587	734
Merck KGaA	10,259	1,131	Glanbia PLC	21,203	408
Metro AG	2,315	74	Icon PLC(Æ)	4,432	344
MTU Aero Engines AG	3,723	380	James Hardie Industries PLC	13,561	225
Muenchener Rueckversicherungs-			Jazz Pharmaceuticals PLC(Æ)	519	78
Gesellschaft AG in Muenchen	18,254	3,043	Kerry Group PLC Class A	10,082	862
			Kingspan Group PLC	10,690	246

See accompanying notes which are an integral part of this quarterly report.

318 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Paddy Power Betfair PLC	5,128	602	Century Tokyo Leasing Corp.	10,500	363
Smurfit Kappa Group PLC	7,572	178	Chiba Bank, Ltd. (The)	76,000	364
Willis Towers Watson PLC	7,093	877	Chubu Electric Power Co., Inc.	68,300	998
		7,846	Chugai Pharmaceutical Co., Ltd.	22,000	823
			Chugoku Bank, Ltd. (The)	20,800	234
Israel - 0.5%			Chugoku Electric Power Co., Inc. (The)
Bank Hapoalim BM	153,198	780	(Æ)	12,900	162
Bank Leumi Le-Israel BM(Æ)	194,304	699	Concordia Financial Group, Ltd.	122,000	532
Check Point Software Technologies, Ltd.			COSMOS Pharmaceutical Corp.	900	189
(Æ)	4,473	344	CYBERDYNE, Inc.(Æ)	14,100	272
Delek Energy Systems, Ltd.(Æ)	141	75	Dai Nippon Printing Co., Ltd.	65,000	725
Elbit Systems, Ltd.	1,765	178	Daicel Chemical Industries, Ltd.	18,400	205
Mizrahi Tefahot Bank, Ltd.	21,430	260	Daihatsu Motor Co., Ltd.(Æ)	29,600	445
Mobileye NV(Æ)	1,621	78	Dai-ichi Life Insurance Co., Ltd. (The)	24,400	317
Taro Pharmaceutical Industries, Ltd.(Æ)	1,243	174	Daiichi Sankyo Co., Ltd.	50,100	1,192
Teva Pharmaceutical Industries, Ltd.	30,585	1,653	Daikin Industries, Ltd.	9,900	860
		4,241	Daito Trust Construction Co., Ltd.	3,400	572
			Daiwa House Industry Co., Ltd.	32,300	906
Italy - 2.0%			Daiwa Securities Group, Inc.(Æ)	88,000	495
A2A SpA	54,670	77	Denso Corp.	28,200	1,096
Assicurazioni Generali SpA	100,483	1,321	Dentsu, Inc.	5,600	267
Atlantia SpA	38,742	968	East Japan Railway Co.	9,700	891
Banca Popolare di Milano Scarl	254,016	123	Eisai Co., Ltd.	7,900	462
Banco Popolare SC	40,625	114	Electric Power Development Co., Ltd.	22,100	505
Davide Campari-Milano SpA	27,326	282	Ezaki Glico Co., Ltd.	4,500	269
Enel SpA	635,060	2,923	FamilyMart Co., Ltd.	6,400	378
ENI SpA - ADR	137,190	2,096	FANUC Corp.(Æ)	1,000	167
Hera SpA	158,023	448	Fuji Electric Co., Ltd.(Æ)	23,000	101
Intesa Sanpaolo SpA	827,313	1,821	Fuji Heavy Industries, Ltd.	29,900	1,150
Leonardo-Finmeccanica SpA(Æ)	19,126	218	FUJIFILM Holdings Corp.	34,600	1,244
Luxottica Group SpA	5,489	266	Fujitsu, Ltd.	36,000	149
Mediobanca SpA	26,943	189	Fukuoka Financial Group, Inc.	102,000	388
Parmalat SpA	87,811	231	Gunma Bank, Ltd. (The)	26,000	104
Poste Italiane SpA(Þ)	28,309	197	Hachijuni Bank, Ltd. (The)	62,000	290
Prysmian SpA	6,954	163	Hankyu Hanshin Holdings, Inc.	19,600	727
Recordati SpA	15,766	511	Hikari Tsushin, Inc.	2,400	199
Snam Rete Gas SpA	157,159	909	Hiroshima Bank, Ltd. (The)	40,000	145
Telecom Italia SpA(Æ)	157,897	134	Hisamitsu Pharmaceutical Co., Inc.	9,400	537
Terna Rete Elettrica Nazionale SpA	130,299	709	Hitachi High-Technologies Corp.	5,500	187
UniCredit SpA	573,545	1,404	Hitachi Metals, Ltd.	13,100	146
Unione di Banche Italiane SpA	66,709	204	Hitachi, Ltd.(Æ)	237,000	1,083
		15,308	Hokuriku Electric Power Co.(Æ)	8,500	101

Japan - 20.6%			Honda Motor Co., Ltd.	90,200	2,464
Aeon Co., Ltd.	65,100	933	Hoshizaki Corp.	5,700	516
Aisin Seiki Co., Ltd.	23,600	1,077	Hoya Corp.(Æ)	21,000	745
Ajinomoto Co., Inc.	31,000	791	Idemitsu Kosan Co., Ltd.	29,500	574
Alfresa Holdings Corp.	24,600	538	Iida Group Holdings Co., Ltd.	16,000	318
ANA Holdings, Inc.	173,000	496	Inpex Corp.	61,900	485
Aozora Bank, Ltd.	95,000	348	Isuzu Motors, Ltd.	42,100	547
Asahi Glass Co., Ltd.	100,000	573	ITOCHU Corp.	164,700	1,862
Asahi Group Holdings, Ltd.	7,700	261	Iyo Bank, Ltd. (The)	16,900	109
Asahi Kasei Corp.	76,000	575	Japan Post Bank Co., Ltd.	70,100	856
Astellas Pharma, Inc.	62,400	1,040	Japan Post Holdings Co., Ltd.	63,500	836
Bandai Namco Holdings, Inc.	8,300	220	Japan Tobacco, Inc.	42,900	1,675
Bridgestone Corp.	40,200	1,395	JFE Holdings, Inc.(Æ)	30,900	402
Brother Industries, Ltd.	28,900	328	JGC Corp.	14,000	204
Calbee, Inc.	3,600	157	Joyo Bank, Ltd. (The)	52,000	203
Canon, Inc.	51,200	1,451	JSR Corp.	16,600	227
Casio Computer Co., Ltd.	8,400	120	JTEKT Corp.	6,500	91
Central Japan Railway Co.	7,700	1,432	JX Holdings, Inc.	302,600	1,137

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 319

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kajima Corp.	133,000	983	Nintendo Co., Ltd.(Æ)	4,100	847
Kamigumi Co., Ltd.	40,000	360	Nippon Express Co., Ltd.	54,000	273
Kaneka Corp.	36,000	272	Nippon Steel & Sumitomo Metal Corp.
Kansai Electric Power Co., Inc. (The)(Æ)	67,100	630	(Æ)	53,800	1,016
Kao Corp.	25,600	1,380	Nippon Telegraph & Telephone Corp.	74,200	3,548
KDDI Corp.	73,100	2,226	Nippon Yusen KK	206,000	364
Keihan Electric Railway Co., Ltd.	43,000	309	Nissan Chemical Industries, Ltd.	2,600	83
Keikyu Corp.	8,000	81	Nissan Motor Co., Ltd.(Æ)	276,700	2,694
Keio Corp.	15,000	139	Nisshin Seifun Group, Inc.	28,200	464
Keisei Electric Railway Co., Ltd.	11,000	144	Nissin Foods Holdings Co., Ltd.	5,600	318
Kewpie Corp.	3,100	95	Nitori Holdings Co., Ltd.	6,700	838
Keyence Corp.	1,900	1,341	Nomura Holdings, Inc.(Æ)	137,000	614
Kikkoman Corp.	13,000	466	Nomura Real Estate Holdings, Inc.	14,200	245
Kintetsu Group Holdings Co., Ltd.	134,000	579	Nomura Real Estate Master Fund, Inc.(ö)	45	74
Kirin Holdings Co., Ltd.	20,300	351	NSK, Ltd.	15,500	130
Kobayashi Pharmaceutical Co., Ltd.	5,800	275	NTT Data Corp.	14,000	691
Kobe Steel, Ltd.(Æ)	263,000	228	NTT DOCOMO, Inc.	80,400	2,182
Koito Manufacturing Co., Ltd.(Æ)	6,800	336	Obayashi Corp.	91,100	997
Komatsu, Ltd.	54,800	1,064	Obic Co., Ltd.	5,600	327
Konami Holdings Corp.	12,700	492	Odakyu Electric Railway Co., Ltd.	35,000	414
Konica Minolta, Inc.	66,400	533	Oji Holdings Corp.	173,000	719
Kose Corp.	2,700	249	Ono Pharmaceutical Co., Ltd.	28,800	1,033
Kubota Corp.	39,500	575	Oracle Corp. Japan(Æ)	4,100	249
Kuraray Co., Ltd.	39,400	497	Oriental Land Co., Ltd.	4,500	284
Kyocera Corp.(Æ)	10,300	484	ORIX Corp.	121,500	1,699
Kyowa Hakko Kirin Co., Ltd.	18,200	318	Osaka Gas Co., Ltd.	260,000	1,047
Lawson, Inc.	5,200	403	Otsuka Holdings Co., Ltd.	26,800	1,271
Lion Corp.	9,000	136	Panasonic Corp.(Æ)	97,900	950
LIXIL Group Corp.	5,900	110	Park24 Co., Ltd.	13,200	448
M3, Inc.(Æ)	13,000	417	Pola Orbis Holdings, Inc.	4,400	433
Makita Corp.	10,300	722	Recruit Holdings Co., Ltd.	12,700	484
Marubeni Corp.	213,600	993	Resona Holdings, Inc.	245,800	983
Marui Group Co., Ltd.	12,600	182	Ricoh Co., Ltd.	114,200	1,007
Mazda Motor Corp.	19,800	293	Rinnai Corp.	3,800	373
Medipal Holdings Corp.	33,100	541	Ryohin Keikaku Co., Ltd.	1,700	378
MEIJI Holdings Co., Ltd.	9,100	951	Santen Pharmaceutical Co., Ltd.	35,200	584
Mitsubishi Chemical Holdings Corp.	223,700	1,209	Sawai Pharmaceutical Co., Ltd.	2,300	183
Mitsubishi Corp.	111,700	1,914	SBI Holdings, Inc.(Æ)	6,500	71
Mitsubishi Electric Corp.(Æ)	84,000	984	Secom Co., Ltd.	7,200	541
Mitsubishi Gas Chemical Co., Inc.	90,000	512	Seiko Epson Corp.	39,700	700
Mitsubishi Heavy Industries, Ltd.	182,000	777	Sekisui Chemical Co., Ltd.	55,800	815
Mitsubishi Materials Corp.	138,000	362	Sekisui House, Ltd.	69,200	1,156
Mitsubishi Motors Corp.	77,900	364	Seven & i Holdings Co., Ltd.	28,500	1,185
Mitsubishi Tanabe Pharma Corp.	33,400	624	Shimadzu Corp.	9,000	131
Mitsubishi UFJ Financial Group, Inc.	660,900	3,361	Shimamura Co., Ltd.	2,600	380
Mitsubishi UFJ Lease & Finance Co.,			Shimano, Inc.	2,800	439
Ltd.	54,700	220	Shimizu Corp.	56,000	570
Mitsui & Co., Ltd.	155,000	1,809	Shin-Etsu Chemical Co., Ltd.	7,500	512
Mitsui Chemicals, Inc.	90,000	381	Shinsei Bank, Ltd.	243,000	367
Mitsui OSK Lines, Ltd.	187,000	398	Shionogi & Co., Ltd.	21,800	1,130
Mixi, Inc.(Æ)	3,700	134	Shiseido Co., Ltd.	19,200	539
Mizuho Financial Group, Inc.	1,566,500	2,518	Shizuoka Bank, Ltd. (The)	49,000	364
MS&AD Insurance Group Holdings, Inc.	42,200	1,217	SoftBank Group Corp.	23,200	1,281
Murata Manufacturing Co., Ltd.	7,000	857	Sohgo Security Services Co., Ltd.	8,200	406
Nagoya Railroad Co., Ltd.	29,000	163	Sojitz Corp.	359,200	865
Nankai Electric Railway Co., Ltd.	59,000	326	Sompo Japan Nipponkoa Holdings, Inc.	7,700	249
NEC Corp.	220,000	603	Sony Corp.	17,100	567
NHK Spring Co., Ltd.	21,000	184	Sosei Group Corp.(Æ)	1,100	173
Nidec Corp.	5,300	481	Sugi Holdings Co., Ltd. - GDR	5,900	295
Nikon Corp.	31,200	442	Sumitomo Chemical Co., Ltd.	166,000	733

See accompanying notes which are an integral part of this quarterly report.

320 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sumitomo Corp.	146,000	1,527	Jersey - 0.1%
Sumitomo Dainippon Pharma Co., Ltd.	19,700	368	Randgold Resources, Ltd.	9,609	1,128
Sumitomo Electric Industries, Ltd.	73,800	1,017
Sumitomo Heavy Industries, Ltd.	22,000	104	Luxembourg - 0.2%
Sumitomo Metal Mining Co., Ltd.	52,000	622	ArcelorMittal(Æ)	77,288	497
Sumitomo Mitsui Financial Group, Inc.	85,100	2,714	Eurofins Scientific SE	419	157
Sumitomo Mitsui Trust Holdings, Inc.	312,000	1,040	Millicom International Cellular SA	3,580	191
Sumitomo Rubber Industries, Ltd.	27,100	382	Regus PLC	75,293	304
Sundrug Co., Ltd.	4,200	365	Tenaris SA	53,306	713
Suntory Beverage & Food, Ltd.	8,200	356			1,862
Suzuken Co., Ltd.	10,400	332
Suzuki Motor Corp.	9,500	292	Netherlands - 3.4%
Sysmex Corp.	8,300	575	Aalberts Industries NV	4,999	166
T&D Holdings, Inc.	7,900	81	ABN AMRO Group NV(Þ)	37,548	697
Taiheiyo Cement Corp.	143,000	409	Aegon NV	145,697	593
Taisei Corp.	59,000	529	Akzo Nobel NV	4,925	319
Taisho Pharmaceutical Holdings Co.,			ASM International NV	5,336	208
Ltd.	4,700	514	ASML Holding NV	12,749	1,410
Takashimaya Co., Ltd.	41,000	309	Boskalis Westminster	14,498	532
Takeda Pharmaceutical Co., Ltd.	19,500	868	Core Laboratories NV	1,868	218
TDK Corp.	3,500	215	GrandVision NV(Þ)	8,520	232
Teijin, Ltd.	79,000	297	Heineken Holding NV	13,116	1,098
Terumo Corp.	31,600	1,359	Heineken NV	17,118	1,616
Tobu Railway Co., Ltd.	26,000	140	ING Groep NV	266,263	2,970
Toho Co., Ltd.	8,400	244	Koninklijke Ahold Delhaize NV	90,625	2,164
Toho Gas Co., Ltd.	37,000	326	Koninklijke DSM NV	11,689	748
Tohoku Electric Power Co., Inc.(Æ)	49,800	638	Koninklijke Philips NV	37,778	1,007
Tokio Marine Holdings, Inc.	21,200	821	Koninklijke Vopak NV	2,273	117
Tokyo Broadcasting System Holdings,			NN Group NV	39,588	1,067
Inc.	16,800	238	NXP Semiconductors NV(Æ)	13,127	1,104
Tokyo Electric Power Co. Holdings, Inc.			Randstad Holding NV	2,690	116
(Æ)	343,300	1,344	Royal Dutch Shell PLC Class A	257,098	6,695
Tokyo Electron, Ltd.	3,600	313	Royal Dutch Shell PLC Class B	72,455	1,928
Tokyo Gas Co., Ltd.	126,000	534	SBM Offshore NV	27,035	363
Tokyu Corp.	86,000	706	Wolters Kluwer NV	20,948	881
TonenGeneral Sekiyu KK	26,000	234			26,249

Toppan Printing Co., Ltd.	100,000	883	New Zealand - 0.2%
Toray Industries, Inc.	32,000	291	Auckland International Airport, Ltd.	85,847	457
Tosoh Corp.	75,000	381	Fisher & Paykel Healthcare Corp., Ltd.	28,945	220
TOTO, Ltd.	12,900	552	Meridian Energy, Ltd.	43,100	87
Toyo Seikan Group Holdings, Ltd.	26,200	510	Ryman Healthcare, Ltd.	15,216	105
Toyo Suisan Kaisha, Ltd.	5,000	222	Spark New Zealand, Ltd.	147,515	421
Toyoda Gosei Co., Ltd.	6,300	137			1,290
Toyota Industries Corp.	16,700	748
Toyota Motor Corp.(Æ)	124,600	6,934	Norway - 0.7%
Toyota Tsusho Corp.	21,900	482	DNB ASA	120,672	1,327
Tsuruha Holdings, Inc.	3,400	388	Marine Harvest ASA	24,533	417
Unicharm Corp.	5,600	115	Norsk Hydro ASA	58,483	249
Welcia Holdings Co., Ltd.	1,500	100	Orkla ASA	49,815	463
West Japan Railway Co.	8,300	514	Salmar ASA Class A	2,386	74
Yahoo! Japan Corp.	51,200	226	Statoil ASA Class N	108,985	1,732
Yamada Denki Co., Ltd.	145,600	766	Telenor ASA	37,860	632
Yamaguchi Financial Group, Inc.	25,000	247	Yara International ASA	24,082	785
Yamaha Corp.	18,800	518			5,679
Yamato Holdings Co., Ltd.	3,000	74
Yamazaki Baking Co., Ltd.	4,000	110	Portugal - 0.4%
Yokohama Rubber Co., Ltd. (The)	9,800	132	Banco BPI SA Class G(Æ)	228,875	285
		160,077	Banco Comercial Portugues SA Class
			R(Æ)	13,098,744	296
			Banco Espirito Santo SA Class C(Æ)	22,842	3

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 321

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Energias de Portugal SA	355,145	1,217	Boliden AB	29,749	654
Galp Energia SGPS SA Class B	32,008	438	Castellum AB	7,161	108
Jeronimo Martins SGPS SA	19,354	324	Electrolux AB	3,590	97
Portucel SA - ADR	45,893	145	Fastighets AB Balder Class B(Æ)	24,470	669
		2,708	Fingerprint Cards AB Class B(Æ)	22,255	259
			Getinge AB Class B	6,223	126
Singapore - 1.0%			Hennes & Mauritz AB Class B	24,906	752
CapitaLand, Ltd.	134,200	319	Hexagon AB Class B	21,047	830
DBS Group Holdings, Ltd.	103,800	1,199	Holmen AB Class B	3,835	130
Jardine Cycle & Carriage, Ltd.	3,200	95	Hufvudstaden AB Class A	20,104	336
Keppel Corp., Ltd. - ADR	116,100	460	ICA Gruppen AB	8,459	283
Neptune Orient Lines, Ltd.(Æ)	292,700	284	Investment AB Latour Class B	4,009	156
Oversea-Chinese Banking Corp., Ltd.	248,838	1,606	L E Lundbergforetagen AB Class B	7,188	432
Singapore Airlines, Ltd.	88,300	725	Melker Schorling AB	5,005	318
Singapore Telecommunications, Ltd.	278,900	865	NCC AB Class B	5,367	129
United Overseas Bank, Ltd.	84,800	1,159	NIBE Industrier AB B Shares	23,928	205
Wilmar International, Ltd.	352,100	815	Nordea Bank AB	187,652	1,672
		7,527	Securitas AB Class B	35,908	591
			Skandinaviska Enskilda Banken AB
South Africa - 0.1%			Class A	125,765	1,102
Investec PLC	40,680	242	Skanska AB Class B	18,971	403
Mondi PLC	28,426	575	SSAB AB Class A(Æ)	53,193	167
		817	Svenska Cellulosa AB SCA Class A	15,926	472

Spain - 2.9%			Svenska Cellulosa AB SCA Class B	39,161	1,164
Abertis Infraestructuras SA	15,186	239	Svenska Handelsbanken AB Class A	66,075	795
Acciona SA	2,040	151	Svenska Handelsbanken AB Class B	5,656	70
ACS Actividades de Construccion y			Swedbank AB Class A	53,641	1,127
Servicios SA	13,489	387	Swedish Match AB	6,661	243
Aena SA(Þ)	6,569	946	Tele2 AB Class B	8,585	72
Almirall SA	4,770	77	Telefonaktiebolaget LM Ericsson Class B	163,920	1,222
Amadeus IT Holding SA Class A	22,597	1,060	Telia Co. AB	246,629	1,125
Banco Bilbao Vizcaya Argentaria SA			Trelleborg AB Class B	24,296	443
- ADR	377,842	2,204	Volvo AB Class B	109,886	1,171
Banco de Sabadell SA - ADR	486,641	665			19,922

Banco Santander SA - ADR	745,101	3,145	Switzerland - 8.0%
Bankia SA Class A	426,585	327	ABB, Ltd.	72,523	1,541
CaixaBank SA	180,424	452	Actelion, Ltd.	8,126	1,441
Corp. Financiera Alba SA	5,491	233	Alpiq Holding AG(Æ)	1,140	86
Ebro Foods SA	23,266	530	Aryzta AG	3,155	119
Enagas SA	2,516	77	Baloise Holding AG	5,910	665
Endesa SA - ADR	54,495	1,143	Barry Callebaut AG	145	190
Ferrovial SA	22,681	469	Basellandschaftliche Kantonalbank	855	809
Gamesa Corp. Tecnologica SA	25,981	549	Basler Kantonalbank	6,802	474
Gas Natural SDG SA	47,058	973	Berner Kantonalbank AG	1,072	209
Iberdrola SA	555,002	3,806	Bucher Industries AG	1,142	283
Industria de Diseno Textil SA	61,642	2,129	Chocoladefabriken Lindt & Spruengli
Red Electrica Corp. SA	10,350	237	AG	85	1,083
Repsol SA - ADR	135,840	1,722	Cie Financiere Richemont SA	8,062	490
Telefonica SA - ADR	90,617	886	Coca-Cola HBC AG - ADR	20,936	432
Zardoya Otis SA	13,699	134	Credit Suisse Group AG	65,149	751
		22,541	Emmi AG	119	77

Sweden - 2.6%			EMS-Chemie Holding AG	348	190
Alfa Laval AB	6,197	98	Galenica AG	602	776
Assa Abloy AB Class B	50,218	1,102	Geberit AG	1,654	638
Atlas Copco AB Class A	6,637	186	Georg Fischer AG	439	358
Atlas Copco AB Class B	3,059	78	Givaudan SA	328	674
Autoliv, Inc.	5,685	601	Glencore PLC(Æ)	1,012,509	2,528
Axfood AB	18,834	338	Graubuendner Kantonalbank	215	377
BillerudKorsnas AB	11,282	196	Kuehne & Nagel International AG	4,344	609

See accompanying notes which are an integral part of this quarterly report.

322 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
LafargeHolcim, Ltd.	20,513	976	Fiat Chrysler Automobiles NV(Æ)	116,286	747
Lonza Group AG	3,896	734	GKN PLC	170,998	654
Nestle SA	152,894	12,257	GlaxoSmithKline PLC - ADR	232,935	5,202
Novartis AG	100,919	8,354	Great Portland Estates PLC(ö)	25,896	234
Partners Group Holding AG	1,184	542	Greene King PLC	45,653	491
Roche Holding AG	35,180	8,988	Halma PLC	42,689	592
Schindler Holding AG	6,303	1,212	Hammerson PLC(ö)	61,006	450
SFS Group AG	2,626	200	HSBC Holdings PLC	1,281,956	8,382
SGS SA	233	515	Imperial Tobacco Group PLC	37,220	1,961
Sika AG	96	450	Inchcape PLC	88,585	789
Sonova Holding AG	2,438	334	Informa PLC	49,616	469
St. Galler Kantonalbank AG	360	148	InterContinental Hotels Group PLC	1,946	78
Straumann Holding AG	479	183	International Consolidated Airlines
Sulzer AG	1,642	167	Group SA	68,434	367
Swatch Group AG (The) Class B	2,609	683	Intertek Group PLC	15,230	730
Swiss Life Holding AG	3,354	766	ITV PLC	141,934	368
Swiss Prime Site AG Class A	4,652	427	J Sainsbury PLC	295,912	877
Swiss Re AG	40,275	3,380	John Wood Group PLC	54,196	475
Swisscom AG	965	475	Johnson Matthey PLC	22,884	992
Syngenta AG	1,058	416	Kingfisher PLC	365,953	1,626
TE Connectivity, Ltd.	13,635	822	Land Securities Group PLC(ö)	54,985	795
UBS Group AG(Æ)	183,933	2,533	Legal & General Group PLC	528,294	1,436
Wolseley PLC - ADR	11,733	653	Liberty Global PLC Class A(Æ)	8,798	279
Zurich Insurance Group AG	9,939	2,388	Liberty Global PLC Class C(Æ)	9,012	279
		62,403	Liberty Global PLC LiLAC(Æ)	3,863	135
			Lloyds Banking Group PLC	1,926,598	1,354
United Kingdom - 13.9%			Manchester United PLC Class A	5,381	84
3i Group PLC	178,395	1,455	Marks & Spencer Group PLC	112,084	473
Admiral Group PLC	12,994	372	Meggitt PLC	75,511	437
Amec Foster Wheeler PLC - GDR	16,698	99	Micro Focus International PLC	14,602	374
Anglo American PLC(Æ)	60,915	677	National Grid PLC	127,558	1,830
ARM Holdings PLC	85,492	1,892	Next PLC	4,191	278
Ashtead Group PLC	18,462	292	Old Mutual PLC	519,243	1,447
Associated British Foods PLC	12,691	451	Pearson PLC	86,179	1,005
AstraZeneca PLC	26,272	1,762	Persimmon PLC Class A	32,674	729
Auto Trader Group PLC(Þ)	17,120	84	Petrofac, Ltd.	34,300	338
Aviva PLC	314,679	1,627	Prudential PLC	183,514	3,230
Babcock International Group PLC	34,372	441	Reckitt Benckiser Group PLC	26,775	2,594
BAE Systems PLC	115,980	819	RELX NV	46,570	842
Barclays PLC	790,792	1,615	RELX PLC	79,432	1,508
Barratt Developments PLC	79,237	458	Rentokil Initial PLC	165,018	469
BBA Aviation PLC	50,634	159	Rightmove PLC	6,973	374
Bellway PLC	10,089	280	Rio Tinto PLC	84,898	2,764
Berkeley Group Holdings PLC	12,177	432	Rolls-Royce Holdings PLC	74,874	783
Booker Group PLC	37,689	87	Royal Bank of Scotland Group PLC(Æ)	175,825	447
BP PLC	1,050,916	5,962	Royal Mail PLC	128,032	863
British American Tobacco PLC	78,199	4,991	RSA Insurance Group PLC	151,950	1,000
British Land Co. PLC (The)(ö)	79,238	703	SABMiller PLC - ADR	29,146	1,702
Britvic PLC	14,249	118	Sage Group PLC (The)	83,717	789
BT Group PLC	229,313	1,247	Scottish & Southern Energy PLC	20,945	420
BTG PLC(Æ)	9,764	86	Segro PLC(ö)	74,854	438
Bunzl PLC	15,968	499	Severn Trent PLC Class H	11,909	386
CNH Industrial NV	10,980	78	Shaftesbury PLC(ö)	46,053	569
Coca-Cola European Partners PLC	11,491	429	Sky PLC	86,075	1,048
Compass Group PLC	48,326	918	Smith & Nephew PLC	63,794	1,049
CYBG PLC(Æ)	95,594	330	Smiths Group PLC	32,308	539
Derwent London PLC(ö)	6,978	262	Spectris PLC	12,092	301
Diageo PLC	58,767	1,680	Standard Chartered PLC(Æ)	180,826	1,446
Direct Line Insurance Group PLC	171,353	793	Standard Life PLC	59,214	237
DS Smith PLC Class F	75,704	393	Subsea 7 SA(Æ)	96,968	1,036

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 323

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Select International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($)		Value	Amount ($)	Value
	or Shares		$	or Shares	$
Tate & Lyle PLC	42,044		402
Taylor Wimpey PLC	323,555		662	Other Assets and Liabilities, Net
Tesco PLC(Æ)	336,163		693	- 0.6%	4,803
Travis Perkins PLC	18,982		392	Net Assets - 100.0%	778,724
UBM PLC	17,495		155
Unilever NV	54,854		2,539
Unilever PLC	45,195		2,113
United Utilities Group PLC	16,518		222
Vodafone Group PLC	1,332,074		4,052
Weir Group PLC (The)	3,715		72
William Hill PLC	26,951		114
Wm Morrison Supermarkets PLC	301,562		741
WPP PLC	122,462		2,750
			107,989

United States - 0.6%
Ball Corp.	2,455		173
Carnival PLC	35,018		1,687
Flextronics International, Ltd.(Æ)	33,113		420
Samsonite International SA	56,100		159
Seagate Technology PLC	15,663		502
Sensata Technologies Holding NV(Æ)	7,515		285
Shire PLC - ADR	27,719		1,791
			5,017

Total Common Stocks
(cost $760,872)			738,104

Investments in Other Funds - 1.2%
Vanguard FTSE Emerging Markets

Total ETF Investments in Other Funds	243,494		9,019
(cost $8,928)			9,019

Preferred Stocks - 0.8%
Germany - 0.6%
Fuchs Petrolub SE	5,714		241
Henkel AG & Co. KGaA	8,473		1,055
Porsche Automobil Holding SE	24,447		1,279
Sartorius AG	5,852		467
Volkswagen AG	11,919		1,677
			4,719

Japan - 0.1%
Shinkin Central Bank Class A	583		1,294

Sweden - 0.1%
Fastighets AB Balder	13,305		524

Total Preferred Stocks
(cost $7,780)			6,537

Short-Term Investments - 2.6%
United States - 2.6%
Russell U.S. Cash Management Fund	20,261,232	(8)	20,261
Total Short-Term Investments
(cost $20,261)			20,261

Total Investments 99.4%
(identified cost $797,841)			773,921

See accompanying notes which are an integral part of this quarterly report.

324 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Euro STOXX 50 Index Futures			95	EUR	2,834	09/16	29
FTSE 100 Index Futures			22	GBP	1,469	09/16	4
MSCI EAFE Mini Index Futures			193	USD	16,214	09/16	377
S&P/TSX 60 Index Futures			41	CAD	6,934	09/16	62
SPI 200 Index Futures			37	AUD	5,105	09/16	256
TOPIX Index Futures			15	JPY	199,274	09/16	6
Short Positions
Hang Seng Index Futures			14	HKD	15,242	08/16	24
S&P 500 E-Mini Index Futures			118	USD	12,792	09/16	(351)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							407

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Bank of America	USD	223		AUD	300	09/21/16	5
Bank of America	USD	3,427		AUD	4,615	09/21/16	75
Bank of America	USD	76		CAD	100	09/21/16	—
Bank of America	USD	77		CAD	100	09/21/16	—
Bank of America	USD	78		CAD	100	09/21/16	(1)
Bank of America	USD	745		CAD	950	09/21/16	(17)
Bank of America	USD	3,103		CAD	4,000	09/21/16	(39)
Bank of America	USD	2,023		DKK	13,500	09/21/16	10
Bank of America	USD	337		EUR	300	09/21/16	(1)
Bank of America	USD	567		EUR	500	09/21/16	(7)
Bank of America	USD	2,057		GBP	1,400	09/21/16	(202)
Bank of America	USD	2,537		GBP	1,900	09/21/16	(20)
Bank of America	USD	3,743		HKD	29,000	09/21/16	(3)
Bank of America	USD	1,135		JPY	120,000	09/21/16	43
Bank of America	USD	957		NOK	8,000	09/21/16	(8)
Bank of America	USD	1,062		SEK	9,000	09/21/16	(8)
Bank of America	AUD	100		USD	74	09/21/16	(4)
Bank of America	AUD	500		USD	367	09/21/16	(13)
Bank of America	AUD	1,200		USD	914	09/21/16	3
Bank of America	CAD	100		USD	78	09/21/16	1
Bank of America	CAD	100		USD	79	09/21/16	4
Bank of America	CAD	100		USD	76	09/21/16	(1)
Bank of America	CAD	100		USD	77	09/21/16	1
Bank of America	CAD	100		USD	78	09/21/16	2
Bank of America	CAD	150		USD	117	09/21/16	4
Bank of America	CAD	200		USD	153	09/21/16	—
Bank of America	CAD	300		USD	231	09/21/16	1
Bank of America	CAD	300		USD	230	09/21/16	—
Bank of America	CHF	4,000		USD	4,091	09/21/16	(48)
Bank of America	EUR	1,700		USD	1,928	09/21/16	23
Bank of America	EUR	3,400		USD	3,788	09/21/16	(21)
Bank of America	GBP	1,200		USD	1,763	09/21/16	173
Bank of America	JPY	100,000		USD	960	09/21/16	(22)
Bank of America	JPY	300,000		USD	2,852	09/21/16	(93)
Bank of America	KRW	1,100,000		USD	950	09/21/16	(39)
Bank of America	SGD	300		USD	221	09/21/16	(3)
Bank of America	SGD	2,000		USD	1,489	09/21/16	(2)
Bank of Montreal	USD	77		CAD	100	09/21/16	—
Bank of New York	CAD	100		USD	77	09/21/16	—
BNP Paribas	USD	299		AUD	400	09/21/16	4
BNP Paribas	USD	3,426		AUD	4,615	09/21/16	76
Brown Brothers Harriman	CAD	80		USD	63	09/21/16	1

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 325

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	CAD	350	USD	275	09/21/16	7
Commonwealth Bank of Australia	AUD	80	USD	59	09/21/16	(2)
Commonwealth Bank of Australia	CAD	200	USD	154	09/21/16	1
HSBC	USD	115	CAD	150	09/21/16	—
HSBC	USD	1,073	CNY	7,200	09/21/16	11
HSBC	USD	1,973	JPY	200,000	09/21/16	(9)
HSBC	AUD	400	USD	293	09/21/16	(10)
HSBC	AUD	600	USD	440	09/21/16	(16)
HSBC	BRL	1,900	USD	527	09/21/16	(51)
HSBC	CNY	7,500	USD	1,136	09/21/16	7
HSBC	INR	57,000	USD	841	09/21/16	(7)
Royal Bank of Canada	USD	1,897	EUR	1,700	09/21/16	7
Royal Bank of Canada	USD	1,920	GBP	1,400	09/21/16	(66)
Royal Bank of Canada	AUD	200	USD	149	09/21/16	(3)
Royal Bank of Canada	EUR	1,000	USD	1,116	09/21/16	(4)
Royal Bank of Canada	GBP	1,300	USD	1,783	09/21/16	61
Royal Bank of Canada	JPY	100,000	USD	981	09/21/16	(1)
Standard Chartered	USD	1,038	AUD	1,400	09/21/16	24
Standard Chartered	USD	934	CAD	1,200	09/21/16	(15)
Standard Chartered	USD	45	CNY	300	09/21/16	—
Standard Chartered	USD	77	DKK	500	09/21/16	(1)
Standard Chartered	USD	570	EUR	500	09/21/16	(9)
Standard Chartered	USD	3,648	GBP	2,500	09/21/16	(337)
Standard Chartered	USD	41	INR	2,800	09/21/16	1
Standard Chartered	USD	64	KRW	75,000	09/21/16	3
Standard Chartered	USD	97	NOK	800	09/21/16	(2)
Standard Chartered	USD	43	SEK	350	09/21/16	(2)
Standard Chartered	USD	31	TWD	1,000	09/21/16	—
Standard Chartered	USD	20	ZAR	300	09/21/16	2
Standard Chartered	AUD	2,300	USD	1,706	09/21/16	(39)
Standard Chartered	CAD	2,300	USD	1,791	09/21/16	29
Standard Chartered	CHF	200	USD	210	09/21/16	3
Standard Chartered	GBP	1,800	USD	2,626	09/21/16	242
Standard Chartered	ILS	200	USD	52	09/21/16	(1)
Standard Chartered	NZD	350	USD	247	09/21/16	(5)
State Street	USD	823	AUD	1,100	09/21/16	11
State Street	USD	5,713	AUD	7,700	09/21/16	130
State Street	USD	57	BRL	200	09/21/16	3
State Street	USD	77	CAD	100	09/21/16	—
State Street	USD	77	CAD	100	09/21/16	(1)
State Street	USD	78	CAD	100	09/21/16	(1)
State Street	USD	768	CAD	1,000	09/21/16	(2)
State Street	USD	1,785	CAD	2,285	09/21/16	(35)
State Street	USD	5,548	CAD	7,100	09/21/16	(108)
State Street	USD	5,719	CAD	7,450	09/21/16	(12)
State Street	USD	779	CHF	750	09/21/16	(3)
State Street	USD	865	CHF	850	09/21/16	14
State Street	USD	2,692	CHF	2,600	09/21/16	(2)
State Street	USD	165	EUR	150	09/21/16	3
State Street	USD	665	EUR	600	09/21/16	7
State Street	USD	2,982	EUR	2,700	09/21/16	43
State Street	USD	4,638	EUR	4,200	09/21/16	67
State Street	USD	869	GBP	600	09/21/16	(74)
State Street	USD	1,900	GBP	1,450	09/21/16	21
State Street	USD	6,399	GBP	4,400	09/21/16	(571)
State Street	USD	52	ILS	200	09/21/16	1
State Street	USD	1,152	ILS	4,400	09/21/16	3
State Street	USD	65	JPY	7,000	09/21/16	3
State Street	USD	1,893	JPY	200,000	09/21/16	71
State Street	USD	3,549	JPY	375,000	09/21/16	133
State Street	USD	710	NOK	5,800	09/21/16	(22)
State Street	USD	210	NZD	300	09/21/16	6
State Street	USD	1,942	NZD	2,800	09/21/16	76

See accompanying notes which are an integral part of this quarterly report.

326 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	2,201	NZD	3,200	09/21/16	104
State Street	USD	3,762	SGD	5,100	09/21/16	40
State Street	AUD	1,500	USD	1,123	09/21/16	(16)
State Street	CAD	200	USD	156	09/21/16	3
State Street	CAD	300	USD	234	09/21/16	4
State Street	CAD	500	USD	390	09/21/16	7
State Street	DKK	14,000	USD	2,145	09/21/16	37
State Street	EUR	500	USD	570	09/21/16	10
State Street	EUR	18,300	USD	20,828	09/21/16	327
State Street	GBP	1,300	USD	1,703	09/21/16	(18)
State Street	HKD	14,800	USD	1,909	09/21/16	1
State Street	HKD	40,500	USD	5,225	09/21/16	2
State Street	INR	500	USD	7	09/21/16	—
State Street	INR	2,000	USD	29	09/21/16	—
State Street	JPY	1,500,000	USD	14,014	09/21/16	(714)
State Street	NOK	9,000	USD	1,057	09/21/16	(10)
State Street	NOK	28,000	USD	3,442	09/21/16	123
State Street	SEK	3,200	USD	395	09/21/16	20
State Street	SEK	10,200	USD	1,187	09/21/16	(8)
State Street	SEK	12,500	USD	1,544	09/21/16	80
State Street	TWD	32,000	USD	996	09/21/16	(13)
State Street	ZAR	8,100	USD	532	09/21/16	(46)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(614)

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 327

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Select International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$40,882	$705	$—	$41,587
Austria	—	3,931	—	—	3,931
Belgium	—	9,166	—	—	9,166
Bermuda	—	874	—	—	874
Canada	56,434	—	—	—	56,434
Cayman Islands	—	484	—	—	484
Curacao	—	157	—	—	157
Denmark	—	13,301	—	—	13,301
Finland	—	9,349	—	—	9,349
France	752	64,408	—	—	65,160
Germany	—	59,966	—	—	59,966
Hong Kong	—	25,052	39	—	25,091
Ireland	2,311	5,535	—	—	7,846
Israel	596	3,645	—	—	4,241
Italy	—	15,308	—	—	15,308
Japan	—	159,632	445	—	160,077
Jersey	—	1,128	—	—	1,128
Luxembourg	—	1,862	—	—	1,862
Netherlands	1,322	24,927	—	—	26,249
New Zealand	—	1,290	—	—	1,290
Norway	—	5,679	—	—	5,679
Portugal	—	2,705	3	—	2,708
Singapore	—	7,243	284	—	7,527
South Africa	—	817	—	—	817
Spain	—	22,541	—	—	22,541
Sweden	601	19,321	—	—	19,922
Switzerland	822	61,581	—	—	62,403
United Kingdom	1,206	106,783	—	—	107,989
United States	1,380	3,637	—	—	5,017
Investments in Other Funds	9,019	—	—	—	9,019
Preferred Stocks	—	6,537	—	—	6,537
Short-Term Investments	—	—	—	20,261	20,261
Total Investments	74,443	677,741	1,476	20,261	773,921

Other Financial Instruments
Assets
Futures Contracts	758	—	—	—	758
Foreign Currency Exchange Contracts	—	2,174	—	—	2,174
Liabilities
Futures Contracts	(351)	—	—	—	(351)
Foreign Currency Exchange Contracts	—	(2,788)	—	—	(2,788)
Total Other Financial Instruments*	$407	$(614)	$—	$—	$(208)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of this quarterly report.

328 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)	Total

(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2016 were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	98,789
Consumer Staples	60,979
Energy	48,366
Financial Services	208,007
Health Care	76,501
Materials and Processing	67,709
Producer Durables	101,754
Technology	36,107
Utilities	55,448
Short-Term Investments	20,261
Total Investments	773,921

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 329

Russell Investment Company
Russell Funds

Notes to Schedules of Investments — July 31, 2016 (Unaudited)

Footnotes:
(Æ) Nonincome-producing security.
(Ï) Forward commitment.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates market value.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offer Rate
JIBOR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate

330 Notes to Schedules of Investments

Russell Investment Company
Russell Funds

Notes to Schedules of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNY - Chinese renminbi yuan	ITL - Italian lira	SKK - Slovakian koruna
COP - Colombian peso	JPY - Japanese yen	THB - Thai baht
CRC - Costa Rican colon	KES - Kenyan schilling	TRY - Turkish lira
CZK - Czech koruna	KRW - South Korean won	TWD - Taiwanese dollar
DKK - Danish krone	MXN - Mexican peso	USD - United States dollar
DOP - Dominican peso	MYR - Malaysian ringgit	UYU – Uruguayan peso
EGP - Egyptian pound	NOK - Norwegian krone	VEB - Venezuelan bolivar
EUR - Euro	NGN – Nigerian naira	VND - Vietnamese dong
GBP - British pound sterling	NZD - New Zealand dollar	ZAR - South African rand
GHS - Ghana cedi	PEN - Peruvian nuevo sol

Notes to Schedules of Investments 331

Russell Investment Company
Russell Funds

Notes to Quarterly Report — July 31, 2016 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 40 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 26 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, (as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of their total assets is represented by cash and cash items
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”).

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

332 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the
NASDAQ national market), are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary
Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally

Notes to Quarterly Report 333

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: any market movement of the U.S. securities market;
a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell
U.S. Large Cap Equity, Russell U.S. Mid Cap Equity, Russell International Developed Markets, Russell Tax-Managed U.S. Large
Cap, Russell Tax-Managed U.S. Mid & Small Cap, Russell Global Opportunistic Credit, Russell Tax Exempt High Yield Bond,
Russell Tax Exempt Bond, Russell Commodity Strategies, Russell Global Real Estate Securities, Russell Strategic Call Overwriting,
and Select U.S. Equity Funds had no transfers between Levels 1, 2 and 3 for the period ended July 31, 2016.

The Russell Investment Grade Bond, Russell Short Duration Bond, Russell Strategic Bond, Russell Emerging Markets, Russell
Tax-Managed International Equity, Russell Multi-Strategy Income, and Select International Equity Funds had transfers from Level
2 into Level 3 representing financials instruments for which pricing was applied using observable inputs that became unobservable.
The Russell U.S. Small Cap Equity Fund had warrants at zero value with transfers from Level 2 to Level 3. The amounts transferred were as follows:

Russell Emerging Markets Fund	$1,418,901
Russell Tax-Managed International Equity Fund	380,500
Russell Strategic Bond Fund	11,136,328
Russell Investment Grade Bond Fund	283
Russell Short Duration Bond Fund	27
Russell Multi-Strategy Income Fund	90,220
Select International Equity Fund	1,433,209

The Russell Investment Grade Bond, Russell Short Duration Bond, Russell Strategic Bond, Russell Global Equity, and Russell
Global Infrastructure Funds had transfers out of Level 3 into Level 2 representing financial instruments for which third party pricing became available. The amounts transferred were as follows:

Russell Global Equity Fund	$490,785
Russell Strategic Bond Fund	11,362,476
Russell Investment Grade Bond Fund	1,642,187
Russell Short Duration Bond Fund	3,170,239
Russell Global Infrastructure Fund	10,279,874

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were

334 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by Russell Investment Management, LLC
("RIM") or each money manager within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/
accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions

Notes to Quarterly Report 335

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives
Certain Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended July 31, 2016, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

336 Notes to Quarterly Report

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Russell Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

Funds	Strategies
Russell International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Global Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Emerging Markets Fund	Hedging, exposing cash to markets and trade settlement
Russell Tax-Managed International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Global Infrastructure Fund	Exposing cash to markets and trade settlement
Russell Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Russell Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Select International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement

As of July 31, 2016, the Funds had no cash collateral balances in connection with forward contracts purchased (sold).

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2016	April 30, 2016	July 31, 2016
Russell International Developed Markets Fund	$1,478,312,239	$974,888,868	$1,290,982,251
Russell Global Equity Fund	1,429,794,277	966,431,031	920,842,764
Russell Emerging Markets Fund	596,380,079	405,995,687	588,210,787
Russell Tax-Managed International Equity Fund	—	134,950,721	210,473,396
Russell Global Opportunistic Credit Fund	493,500,848	603,660,913	591,607,603
Russell Strategic Bond Fund	1,449,051,891	1,499,846,175	1,556,372,972
Russell Investment Grade Bond Fund	120,450,965	122,384,792	107,619,887
Russell Short Duration Bond Fund	45,432,962	54,190,302	78,320,250
Russell Global Infrastructure Fund	121,242,518	95,364,178	165,446,337
Russell Global Real Estate Securities Fund	90,626,463	87,172,946	117,542,709
Russell Multi-Strategy Income Fund	34,419,522	46,692,718	59,047,478
Select International Equity Fund	113,599,326	98,543,709	189,832,743
	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2016	April 30, 2016	July 31, 2016
Russell International Developed Markets Fund	$1,482,980,649	$964,503,562	$1,285,990,222
Russell Global Equity Fund	1,429,417,023	965,711,303	913,907,305
Russell Emerging Markets Fund	596,135,028	404,279,903	585,725,094
Russell Tax-Managed International Equity Fund	—	133,990,518	207,977,197
Russell Global Opportunistic Credit Fund	492,167,910	607,209,606	592,630,870
Russell Strategic Bond Fund	1,449,591,361	1,502,384,416	1,559,400,072
Russell Investment Grade Bond Fund	120,951,041	122,554,747	107,295,547
Russell Short Duration Bond Fund	45,559,122	54,143,878	78,127,178
Russell Global Infrastructure Fund	121,644,127	94,358,035	165,686,106
Russell Global Real Estate Securities Fund	90,625,333	86,399,032	117,605,885
Russell Multi-Strategy Income Fund	34,096,397	47,088,560	58,666,961
Select International Equity Fund	114,581,652	99,159,935	190,379,924

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-

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Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended July 31, 2016, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Income Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Return enhancement and hedging

As of July 31, 2016, the Russell Strategic Call Overwriting Fund pledged securities valued at $36,785,038 as collateral in connection with options.

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of options contracts measured by notional in USD.

		Notional of Options Contracts Opened or Closed
Funds		January 31, 2016	April 30, 2016	July 31, 2016
Russell U.S. Defensive Equity Fund	Opened	$168,416,500	$218,154,500	$236,384,500
	Closed	165,990,500	187,903,500	235,015,000
Russell Global Opportunistic Credit Fund	Opened	297,000,000	—	—
	Closed	—	297,000,000	—
Russell Strategic Bond Fund	Opened	22,759,771	3,200,000	1,662,093,750
	Closed	198,896,000	38,875,000	1,520,952,514
Russell Multi-Strategy Income Fund	Opened	40,669,525	70,671,916	193,968,519
	Closed	24,402,411	35,517,963	52,108,518
Russell Strategic Call Overwriting Fund	Opened	661,735,350	1,013,149,000	1,047,822,750
	Closed	666,922,350	1,034,408,000	1,017,306,250

Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Russell Commodity Strategies Fund only). The face or contract value of these instruments reflect the extent of the Funds’
exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the

338 Notes to Quarterly Report

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Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates.
Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended July 31, 2016, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity Fund	Exposing cash to markets
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell U.S. Dynamic Equity Fund	Exposing cash to markets
Russell U.S. Strategic Equity Fund	Exposing cash to markets
Russell U.S. Large Cap Equity Fund	Exposing cash to markets
Russell U.S. Mid Cap Equity Fund	Exposing cash to markets
Russell U.S. Small Cap Equity Fund	Exposing cash to markets
Russell International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Russell Global Equity Fund	Return enhancement, hedging and exposing cash to markets
Russell Emerging Markets Fund	Hedging and exposing cash to markets
Russell Tax-Managed U.S. Large Cap Fund	Exposing cash to markets
Russell Tax-Managed U.S. Mid & Small Cap Fund	Exposing cash to markets
Russell Tax-Managed International Equity Fund	Return enhancement, hedging and exposing cash to markets
Russell Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Infrastructure Fund	Exposing cash to markets
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Multi-Strategy Income Fund	Return enhancement, hedging and exposing cash to markets
Russell Strategic Call Overwriting Fund	Hedging and exposing cash to markets
Select U.S. Equity Fund	Exposing cash to markets
Select International Equity Fund	Return enhancement, hedging and exposing cash to markets

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of futures contracts measured by notional in USD.

		Notional of Futures Contracts Opened or Closed
Funds		January 31, 2016	April 30, 2016	July 31, 2016
Russell U.S. Core Equity Fund	Opened	$138,790,082	$93,692,865	$53,076,701
	Closed	131,298,989	104,867,171	66,975,284
Russell U.S. Defensive Equity Fund	Opened	149,518,508	100,233,512	38,941,109
	Closed	102,151,332	153,874,200	56,607,579
Russell U.S. Dynamic Equity Fund	Opened	67,312,741	51,635,307	43,109,882
	Closed	67,669,804	61,123,572	46,111,996
Russell U.S. Strategic Equity Fund	Opened	296,667,174	292,384,361	735,349,566
	Closed	330,054,254	347,845,752	745,208,123
Russell U.S. Large Cap Equity Fund	Opened	56,134,059	37,440,827	31,084,789
	Closed	59,357,215	390,159,115	34,804,880
Russell U.S. Mid Cap Equity Fund	Opened	21,924,238	21,260,579	16,834,941
	Closed	22,073,270	18,454,675	15,542,233
Russell U.S. Small Cap Equity Fund	Opened	166,684,811	145,711,186	249,552,584
	Closed	168,489,193	151,749,480	278,529,304
Russell International Developed Markets Fund	Opened	927,343,203	763,178,741	978,992,232
	Closed	804,171,166	822,697,628	944,232,380
Russell Global Equity Fund	Opened	792,821,545	176,500,538	374,144,505
	Closed	343,893,520	171,003,337	243,296,890
Russell Emerging Markets Fund	Opened	884,617,803	424,159,267	428,687,773
	Closed	665,195,523	575,195,520	406,080,322
Russell Tax-Managed U.S. Large Cap Fund	Opened	231,891,602	168,737,139	128,661,210
	Closed	201,432,571	173,825,823	154,818,970
				Notes to Quarterly Report 339

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Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

		Notional of Futures Contracts Opened or Closed
Russell Tax-Managed U.S. Mid & Small Cap Fund	Opened	40,643,701	44,909,551	30,190,407
	Closed	32,611,849	49,169,375	40,739,990
Russell Tax-Managed International Equity Fund	Opened	76,607,189	304,863,438	222,402,507
	Closed	45,590,572	229,252,213	222,871,376
Russell Global Opportunistic Credit Fund	Opened	552,381,145	482,225,990	1,495,989,646
	Closed	394,768,234	519,278,982	851,787,207
Russell Strategic Bond Fund	Opened	2,451,430,181	2,763,472,209	4,816,644,194
	Closed	2,287,420,551	2,924,599,188	3,229,196,968
Russell Investment Grade Bond Fund	Opened	223,693,157	298,061,711	690,346,774
	Closed	172,181,191	315,544,302	501,766,816
Russell Short Duration Bond Fund	Opened	331,901,288	176,500,538	374,144,505
	Closed	343,893,520	171,003,337	243,296,890
Russell Commodity Strategies Fund	Opened	11,700,609	3,429,374	15,602,039
	Closed	5,399,159	5,317,142	15,831,370
Russell Global Infrastructure Fund	Opened	153,295,054	130,011,597	178,191,802
	Closed	144,526,149	130,670,131	185,226,408
Russell Global Real Estate Securities Fund	Opened	111,574,608	110,888,890	144,229,607
	Closed	122,592,250	91,949,547	155,036,308
Russell Multi-Strategy Income Fund	Opened	95,849,672	100,693,427	292,538,473
	Closed	85,929,336	90,955,495	162,994,062
Russell Strategic Call Overwriting Fund	Opened	9,048,437	13,183,447	8,821,566
	Closed	1,235,778	839,851	9,202,808
Select U.S. Equity Fund	Opened	54,640,636	84,379,972	45,527,626
	Closed	53,262,649	102,624,639	43,361,145
Select International Equity Fund	Opened	140,564,763	113,020,277	123,841,553
	Closed	78,869,660	141,777,166	117,715,763

As of July 31, 2016, the Funds has cash collateral balances in connection with future contracts purchased/sold as follows:
Cash Collateral for Futures		Due to Broker
Russell U.S. Core Equity Fund	$271	$—
Russell U.S. Defensive Equity Fund	$583,042	$1,500,000
Russell U.S. Dynamic Equity Fund	$705,417	$—
Russell U.S. Large Cap Equity Fund	$1,019,000	$—
Russell U.S. Mid Cap Equity Fund	$642,000	$—
Russell U.S. Small Cap Equity Fund	$2,300,062	$—
Russell International Developed Markets Fund	$4,600,000	$—
Russell Global Equity Fund	$1,600,000	$—
Russell Emerging Markets Fund	$2,100,000	$6,350
Russell Tax-Managed U.S. Large Cap Fund	$1,898	$—
Russell Tax-Managed U.S. Mid & Small Cap Fund $	945,007	$—
Russell Tax-Managed International Equity Fund	$9,300,000	$—
Russell Global Opportunistic Credit Fund	$11,100,000	$—
Russell Strategic Bond Fund	$18,900,000	$—
Russell Investment Grade Bond Fund	$4,286,300	$—
Russell Short Duration Bond Fund	$1,849,000	$—
Russell Global Infrastructure Fund	$1,891,000	$—
Russell Global Real Estate Securities Fund	$2,600,000	$—
Russell Multi-Strategy Income Fund	$7,700,000	$—
Russell Strategic Call Overwriting Fund	$1,350,000	$—
Select U.S. Equity Fund	$1,100,000	$—

340 Notes to Quarterly Report

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Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

	Cash Collateral for Futures	Due to Broker
Select International Equity Fund	$3,000,000	$—

Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Russell Commodity Strategies Fund only), total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies.
Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of July 31, 2016, the Funds has cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Russell Emerging Markets Fund	$2,200,000	$—
Russell Global Opportunistic Credit Fund	$15,057,786	$135,000
Russell Strategic Bond Fund	$6,448,772	$3,848,666
Russell Investment Grade Bond Fund	$78,438	$—
Russell Commodity Strategies Fund	$56,296,108	$—
Russell Multi-Strategy Income Fund	$5,400,000	$—

Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Notes to Quarterly Report 341

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Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Certain Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31,
2016, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than

342 Notes to Quarterly Report

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Russell Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended July 31, 2016, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement and exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging, and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging, and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Income Fund	Return enhancement and hedging

The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the base notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2016	April 30, 2016	July 31, 2016
Russell Global Opportunistic Credit Fund	$149,045,810	$118,046,059	$367,788,032
Russell Strategic Bond Fund	257,856,936	31,216,040	14,000,000
Russell Investment Grade Bond Fund	23,916,304	12,000,000	—
Russell Short Duration Bond Fund	5,650,000	—	—
Russell Multi-Strategy Income Fund	9,600,000	17,200,000	98,600,000

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended July 31, 2016, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Tax Exempt High Yield Bond Fund	Return enhancement and hedging

The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the base notional amounts outstanding at each quarter end.

Notes to Quarterly Report 343

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Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2016	April 30, 2016	July 31, 2016
Russell Strategic Bond Fund	$116,182,080	$145,934,764	$78,018,744
Russell Investment Grade Bond Fund	3,840,000	2,450,000	2,450,000
Russell Tax Exempt High Yield Bond Fund	7,300,000	2,800,000	2,200,000

Total Return Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended July 31, 2016, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets Fund	Exposing cash to markets
Russell Strategic Bond Fund	Exposing cash to markets
Russell Investment Grade Bond Fund	Exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement

The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by base notional amounts outstanding at each quarter end.

	Total Return Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2016	April 30, 2016	July 31, 2016
Russell Emerging Markets Fund	$50,729,750	$29,223,320	$26,277,000
Russell Strategic Bond Fund	508,962,316	461,515,940	417,400,410
Russell Investment Grade Bond Fund	64,663,951	36,064,070	24,083,943
Russell Commodity Strategies Fund	621,677,547	666,733,158	657,783,005

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended July 31, 2016, there were no currency swaps.

Commodity-Linked Instruments
The Russell Commodity Strategies Fund invests in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Russell Commodity Strategies Fund may invest in commodity-linked notes. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

344 Notes to Quarterly Report

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Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of July 31, 2016, there were no unfunded loan commitments held by the Funds.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit-Linked Notes
The Russell Global Opportunistic Credit Fund may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales
The Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity and Russell U.S. Strategic Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or

Notes to Quarterly Report 345

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as
amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange
Commission (e.g., taking an offsetting long position in the security sold short). As of July 31, 2016, the Russell U.S. Defensive
Equity Fund held $85,857,772, the Russell U.S. Dynamic Equity Fund held $24,452,588, and the Russell U.S. Strategic Equity
Fund held $47,657,812 as collateral for short sales.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

346 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable

Notes to Quarterly Report 347

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of July 31, 2016, the Funds had cash collateral balances in connection with TBAs as follows:

348 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

	Cash Collateral for TBAs	Due to Broker
Russell Strategic Bond Fund	$210,000	$350,000

Inflation-Indexed Bonds
The fixed income funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.

3. Investment in Russell Cayman Commodity Strategies Fund Ltd.
The Russell Cayman Commodity Strategies Fund Ltd. (the “Subsidiary”) is a Cayman Island exempted company and wholly owned subsidiary of the Russell Commodity Strategies Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of July 31, 2016, net assets of the Russell
Commodity Strategies Fund were $684,331,979 of which $115,883,766 or approximately 17%, represents the Fund’s ownership of the shares of its Subsidiary.

The Russell Commodity Strategies Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. The Subsidiary may also invest in fixed income securities. The financial statements for the Russell Commodity Strategies
Fund have been consolidated and include the accounts of both the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.

4. Investment Transactions

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of July 31, 2016, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers
Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay

Notes to Quarterly Report 349

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of
non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.

5. Related Party Transactions, Fees and Expenses

Adviser and Administrator
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment selection services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.

RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. RIFUS is a wholly-owned subsidiary of RIM.
As of July 31, 2016, RIM is an indirect, wholly-owned subsidiary of Emerald Acquisition Limited, a company incorporated under the laws of England and Wales.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIM. As of July 31, 2016, the Funds had invested $2,741,356,220 in the Russell U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program in the amount of $378,966,227 is invested in the Russell U.S. Cash Collateral
Fund, an unregistered fund advised by RIM.

6. Federal Income Taxes
At July 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell U.S. Core	Russell U.S. Defensive	Russell U.S. Dynamic	Russell U.S. Strategic	Russell U.S. Large
	Equity Fund	Equity Fund	Equity Fund	Equity Fund	Cap Equity Fund
Cost of Investments	$613,349,136	$867,485,122	$485,382,747	$2,632,761,503	$316,398,853
Unrealized Appreciation	$132,228,329	$118,012,004	$54,325,116	$408,985,582	$58,284,712
Unrealized Depreciation	(12,850,905)	(18,058,201)	(14,218,766)	(55,432,366)	(4,180,472)
Net Unrealized Appreciation (Depreciation)	$119,377,424	$99,953,803	$40,106,350	$353,553,216	$54,104,240
		Russell International
	Russell U.S. Mid Cap	Russell U.S. Small	Developed Markets	Russell Global Equity	Russell Emerging
	Equity Fund	Cap Equity Fund	Fund	Fund	Markets Fund
Cost of Investments	$174,614,720	$1,737,004,749	$2,617,296,521	$2,120,442,271	$2,256,614,855
Unrealized Appreciation	$14,924,289	$229,890,605	$646,010,693	$466,122,160	$12,672,315
Unrealized Depreciation	(3,872,031)	(44,659,475)	(727,600,101)	(91,497,414)	(8,585,154)
Net Unrealized Appreciation (Depreciation)	$11,052,258	$185,231,130	$(81,589,408)	$374,624,746	$4,087,161
		Russell Tax-Managed	Russell Tax-Managed	Russell Global
	Russell Tax-Managed	U.S. Mid & Small Cap	International Equity	Opportunistic Credit	Russell Strategic Bond
	U.S. Large Cap Fund	Fund	Fund	Fund	Fund
Cost of Investments	$1,396,901,599	$326,825,507	$530,694,072	$1,960,418,352	$5,907,104,465
Unrealized Appreciation	$433,530,399	$111,227,458	$55,122,689	$64,919,910	$135,289,806
Unrealized Depreciation	(9,041,985)	(4,970,777)	(16,069,447)	(93,542,780)	(44,609,757)
Net Unrealized Appreciation (Depreciation)	$424,488,414	$106,256,681	$39,053,242	$(28,622,870)	$90,680,049

350 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

	Russell Investment	Russell Short Duration	Russell Tax Exempt	Russell Tax Exempt	Russell Commodity
	Grade Bond Fund	Bond Fund	High Yield Bond Fund	Bond Fund	Strategies Fund
Cost of Investments	$1,034,498,048	$832,684,935	290,898,914	$1,383,255,746	$644,404,590
Unrealized Appreciation	$30,101,560	$8,071,911	$19,151,010	$78,379,985	$—
Unrealized Depreciation	(4,705,818)	(8,777,122)	(898,198)	(1,526,828)	(119,707)
Net Unrealized Appreciation (Depreciation)	$25,395,742	$(705,211)	$18,252,812	$76,853,157	$(119,707)
	Russell Global	Russell Global Real	Russell Multi-Strategy	Russell Strategic Call
	Infrastructure Fund	Estate Securities Fund	Income Fund	Overwriting Fund
Cost of Investments	$1,071,697,068	$1,150,994,476	$687,725,822	$57,141,007
Unrealized Appreciation	$142,304,862	$251,217,110	$11,294,280	$28,668,095
Unrealized Depreciation	(11,669,773)	(13,361,557)	(8,424,875)	(1,106,337)
Net Unrealized Appreciation (Depreciation)	$130,635,089	$237,855,553	$2,869,405	$27,561,758
	Select U.S. Equity	Select International
	Fund	Equity Fund
Cost of Investments	$728,165,984	$805,822,804
Unrealized Appreciation	$60,183,705	$63,523,394
Unrealized Depreciation	(36,881,967)	(95,424,982)
Net Unrealized Appreciation (Depreciation)	$23,301,738	$(31,901,588)

7. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Act. The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

8. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIM on behalf of ten funds: the Russell Commodity
Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global
Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell
Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment
Company Act, as amended, for the funds' alleged payment of excessive investment management fees to RIM. On December 8, 2014,
Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RIFUS charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks on behalf of the funds recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIM and RIFUS are defending the actions.

The Russell Strategic Bond Fund is one of several defendants in a bankruptcy adversary avoidance claim in a Consolidated
Multidistrict Action styled In Re: Motors Liquidation Company, et al., Debtors, Motors Liquidation Company Avoidance Action
Trust, etc., v. JPMorgan Chase Bank, et al., United States District Bankruptcy Court for the Southern District of New York. The claim relates to alleged improper payments to the Fund as a participating lender in a term loan provided to General Motors Company due to the Fund’s security interests not being properly perfected. The Fund has filed answers denying liability and a crossclaim against the administrative agent for the term loan lenders seeking damages arising from the agent’s failure to properly perfect the security interests of the lenders.

Notes to Quarterly Report 351

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted the following items requiring additional disclosures:

On August 1, 2016, the Board declared dividends payable from net investment income. Dividends were paid on August 3, 2016, to shareholders of record effective with the opening of business on August 2, 2016.

On September 1, 2016, the Board declared dividends payable from net investment income. Dividends were paid on September 6,
2016, to shareholders of record effective with the opening of business on September 2, 2016.

352 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Shareholder Requests for Additional Information — July 31, 2016 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.
russellinvestments.com; and (iii) at the Securities and Exchange Commission’s Office of Investor Education and Advocacy (formerly, the
Public Reference room).

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure
Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI
and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June
30, 2016 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russellinvestments.com; and (iii)
on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information 353

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
www.russellinvestments.com

Russell Investment
Company

Russell Investment Company is a
series investment company with
40 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 14 of
these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

July 31, 2016 (Unaudited)

Table of Contents

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2016. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Russell Affiliated Mutual Funds - 97.5%
Alternative - 8.0%
Russell Global Infrastructure Fund Class Y	1,234,121		14,735
Russell Global Real Estate Securities Fund Class Y	376,623		14,745
			29,480

Domestic Equities - 5.0%
Russell U.S. Defensive Equity Fund Class Y	108,121		5,488
Russell U.S. Dynamic Equity Fund Class Y	562,675		5,497
Select U.S. Equity Fund Class Y	659,053		7,329
			18,314

Fixed Income - 57.6%
Russell Global Opportunistic Credit Fund Class Y	761,392		7,347
Russell Investment Grade Bond Fund Class Y	1,622,794		36,740
Russell Short Duration Bond Fund Class Y	4,373,781		84,370
Russell Strategic Bond Fund Class Y	7,568,465		84,541
			212,998

International Equities - 4.0%
Russell Emerging Markets Fund Class Y	459,887		7,344
Select International Equity Fund Class Y	862,271		7,381
			14,725

Specialty - 22.9%
Russell Multi-Strategy Income Fund Class Y	8,737,032		84,574

Total Investments in Russell Affiliated Mutual Funds
(cost $338,353)			360,091

Short-Term Investments - 2.3%
Russell U.S. Cash Management Fund	8,525,518	(8)	8,526
Total Short-Term Investments
(cost $8,526)			8,526

Total Investments 99.8%
(identified cost $346,879)			368,617

Other Assets and Liabilities, Net - 0.2%			716
Net Assets - 100.0%			369,333

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 3

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures	3	USD	360	09/16	10
S&P 500 E-Mini Index Futures	52	USD	5,637	09/16	224
S&P Mid 400 E-Mini Index Futures	4	USD	623	09/16	16
Short Positions
MSCI EAFE Mini Index Futures	40	USD	3,360	09/16	(33)
MSCI Emerging Markets Mini Index Futures	20	USD	881	09/16	(72)
Russell 1000 Mini Index Futures	3	USD	360	09/16	(10)
Russell 2000 Mini Index Futures	5	USD	609	09/16	(17)
S&P 500 E-Mini Index Futures	50	USD	5,421	09/16	(153)
S&P Mid 400 E-Mini Index Futures	3	USD	467	09/16	(12)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(47)

Options Written
Amounts in thousands (except contract amounts)
Transactions in options written contracts for the period ended July 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	—	$—
Opened	4,850	312
Closed	(4,850)	(312)
Expired	—	—
Outstanding July 31, 2016	—	$—

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	AUD	435	USD	323	08/05/16	(7)
Bank of Montreal	CAD	562	USD	433	08/05/16	3
Bank of Montreal	CHF	428	USD	438	08/05/16	(3)
Bank of Montreal	EUR	1,431	USD	1,590	08/05/16	(10)
Bank of Montreal	GBP	613	USD	822	08/05/16	11
Bank of Montreal	HKD	954	USD	123	08/05/16	—
Bank of Montreal	JPY	110,422	USD	1,076	08/05/16	(6)
Bank of Montreal	SEK	1,351	USD	159	08/05/16	1
Bank of Montreal	SGD	80	USD	59	08/05/16	—
Commonwealth Bank of Australia	AUD	435	USD	324	08/05/16	(6)
Commonwealth Bank of Australia	CAD	562	USD	435	08/05/16	5
Commonwealth Bank of Australia	CHF	428	USD	439	08/05/16	(2)
Commonwealth Bank of Australia	EUR	1,431	USD	1,596	08/05/16	(4)
Commonwealth Bank of Australia	GBP	613	USD	825	08/05/16	13
Commonwealth Bank of Australia	HKD	954	USD	123	08/05/16	—
Commonwealth Bank of Australia	JPY	110,422	USD	1,075	08/05/16	(7)
Commonwealth Bank of Australia	SEK	1,351	USD	160	08/05/16	2
Commonwealth Bank of Australia	SGD	80	USD	59	08/05/16	—
State Street	USD	671	AUD	892	08/05/16	7
State Street	USD	891	CAD	1,172	08/05/16	7
State Street	USD	31	CHF	30	08/05/16	—
State Street	USD	848	CHF	826	08/05/16	5
State Street	USD	164	EUR	147	08/05/16	1
State Street	USD	3,017	EUR	2,715	08/05/16	19
State Street	USD	1,755	GBP	1,332	08/05/16	7

See accompanying notes which are an integral part of this quarterly report.

4 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	317	HKD	2,456	08/05/16	—
State Street	USD	120	JPY	12,286	08/05/16	1
State Street	USD	2,019	JPY	208,557	08/05/16	25
State Street	USD	329	SEK	2,832	08/05/16	2
State Street	USD	122	SGD	165	08/05/16	1
State Street	AUD	23	USD	17	08/05/16	—
State Street	AUD	892	USD	670	09/08/16	(7)
State Street	CAD	49	USD	38	08/05/16	—
State Street	CAD	1,172	USD	891	09/08/16	(7)
State Street	CHF	826	USD	849	09/08/16	(5)
State Street	EUR	2,715	USD	3,021	09/08/16	(19)
State Street	GBP	107	USD	142	08/05/16	—
State Street	GBP	1,332	USD	1,756	09/08/16	(8)
State Street	HKD	548	USD	71	08/05/16	—
State Street	HKD	2,456	USD	317	09/08/16	—
State Street	JPY	208,557	USD	2,021	09/08/16	(25)
State Street	SEK	131	USD	16	08/05/16	—
State Street	SEK	2,832	USD	330	09/08/16	(2)
State Street	SGD	6	USD	4	08/05/16	—
State Street	SGD	165	USD	122	09/08/16	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(9)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Russell Affiliated Mutual
Funds	$360,091	$—	$—	$—	$360,091
Short-Term Investments	—	—	—	8,526	8,526
Total Investments	360,091	—	—	8,526	368,617

Other Financial Instruments
Assets
Futures Contracts	250	—	—	—	250
Foreign Currency Exchange Contracts	73	37	—	—	110
Liabilities
Futures Contracts	(297)	—	—	—	(297)
Foreign Currency Exchange Contracts	—	(119)	—	—	(119)
Total Other Financial Instruments*	$26	$(82)	$—	$—	$(56)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 5

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Russell Affiliated Mutual Funds - 97.4%
Alternative - 5.4%
Russell Commodity Strategies Fund Class Y	2,088,297		11,423
Russell Global Infrastructure Fund Class Y	1,271,356		15,180
Russell Global Real Estate Securities Fund Class Y	156,813		6,139
			32,742

Domestic Equities - 15.4%
Russell U.S. Defensive Equity Fund Class Y	474,342		24,078
Russell U.S. Dynamic Equity Fund Class Y	1,860,847		18,180
Russell U.S. Small Cap Equity Fund Class Y	859,903		24,198
Select U.S. Equity Fund Class Y	2,446,054		27,200
			93,656

Fixed Income - 60.6%
Russell Global Opportunistic Credit Fund Class Y	10,326,971		99,655
Russell Investment Grade Bond Fund Class Y	3,330,385		75,400
Russell Strategic Bond Fund Class Y	17,275,526		192,968
			368,023

International Equities - 16.0%
Russell Emerging Markets Fund Class Y	1,524,876		24,352
Russell Global Equity Fund Class Y	3,529,268		36,528
Select International Equity Fund Class Y	4,219,280		36,117
			96,997

Total Investments in Russell Affiliated Mutual Funds
(cost $544,777)			591,418

Short-Term Investments - 1.4%
Russell U.S. Cash Management Fund	8,667,112	(8)	8,667
Total Short-Term Investments
(cost $8,667)			8,667

Total Investments 98.8%
(identified cost $553,444)			600,085

Other Assets and Liabilities, Net - 1.2%			7,189
Net Assets - 100.0%			607,274

See accompanying notes which are an integral part of this quarterly report.

6 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	12	EUR	1,072	08/16	12
CAC40 Euro Index Futures	80	EUR	3,552	08/16	143
DAX Index Futures	12	EUR	3,098	09/16	254
Euro STOXX 50 Index Futures	71	EUR	2,118	09/16	132
FTSE/MIB Index Futures	8	EUR	673	09/16	31
IBEX 35 Index Futures	13	EUR	1,114	08/16	31
OMXS 30 Index Futures	54	SEK	7,482	08/16	24
Russell 1000 Mini Index Futures	8	USD	961	09/16	47
S&P 500 E-Mini Index Futures	117	USD	12,683	09/16	488
S&P Mid 400 E-Mini Index Futures	9	USD	1,401	09/16	69
Short Positions
FTSE 100 Index Futures	32	GBP	2,136	09/16	(323)
MSCI EAFE Mini Index Futures	71	USD	5,964	09/16	(60)
MSCI Emerging Markets Mini Index Futures	38	USD	1,675	09/16	(140)
Russell 1000 Mini Index Futures	6	USD	721	09/16	(20)
Russell 2000 Mini Index Futures	7	USD	852	09/16	(23)
S&P 500 E-Mini Index Futures	113	USD	12,251	09/16	(346)
S&P Mid 400 E-Mini Index Futures	7	USD	1,090	09/16	(29)
S&P/TSX 60 Index Futures	39	CAD	6,596	09/16	(206)
SPI 200 Index Futures	39	AUD	5,381	09/16	(264)
TOPIX Index Futures	32	JPY	425,120	09/16	(2)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(182)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Euro STOXX 50 Index	Put	3,477	2,596.70	EUR	10,094	09/16/16	(43)
Total Liability for Options Written (premiums received $381)							(43)

Transactions in options written contracts for the period ended July 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	—	$—
Opened	968,895	1,374
Closed	(957,536)	(485)
Expired	(7,882)	(508)
Outstanding July 31, 2016	3,477	$381

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	CNY	39,000	USD	5,905	09/21/16	36
Bank of America	KRW	4,856,000	USD	4,192	09/21/16	(171)
Bank of Montreal	USD	587	AUD	781	08/05/16	6
Bank of Montreal	USD	780	CAD	1,026	08/05/16	6
Bank of Montreal	USD	742	CHF	723	08/05/16	4
Bank of Montreal	USD	2,642	EUR	2,378	08/05/16	16
Bank of Montreal	USD	1,537	GBP	1,167	08/05/16	7
Bank of Montreal	USD	277	HKD	2,151	08/05/16	—
Bank of Montreal	USD	1,768	JPY	182,629	08/05/16	22
Bank of Montreal	USD	288	SEK	2,480	08/05/16	2

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 7

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	107	SGD	144	08/05/16	1
Bank of Montreal	AUD	770	USD	572	08/05/16	(13)
Bank of Montreal	AUD	781	USD	586	09/08/16	(6)
Bank of Montreal	CAD	996	USD	768	08/05/16	6
Bank of Montreal	CAD	1,026	USD	780	09/08/16	(6)
Bank of Montreal	CHF	759	USD	777	08/05/16	(6)
Bank of Montreal	CHF	723	USD	744	09/08/16	(4)
Bank of Montreal	EUR	2,537	USD	2,819	08/05/16	(17)
Bank of Montreal	EUR	2,378	USD	2,646	09/08/16	(16)
Bank of Montreal	GBP	1,086	USD	1,457	08/05/16	20
Bank of Montreal	GBP	1,167	USD	1,537	09/08/16	(7)
Bank of Montreal	HKD	1,691	USD	218	08/05/16	—
Bank of Montreal	HKD	2,151	USD	277	09/08/16	—
Bank of Montreal	JPY	195,713	USD	1,907	08/05/16	(11)
Bank of Montreal	JPY	182,629	USD	1,770	09/08/16	(23)
Bank of Montreal	SEK	2,394	USD	282	08/05/16	3
Bank of Montreal	SEK	2,480	USD	288	09/08/16	(2)
Bank of Montreal	SGD	141	USD	105	08/05/16	(1)
Bank of Montreal	SGD	144	USD	107	09/08/16	(1)
Commonwealth Bank of Australia	USD	587	AUD	781	08/05/16	7
Commonwealth Bank of Australia	USD	780	CAD	1,026	08/05/16	6
Commonwealth Bank of Australia	USD	742	CHF	723	08/05/16	4
Commonwealth Bank of Australia	USD	2,643	EUR	2,378	08/05/16	15
Commonwealth Bank of Australia	USD	1,536	GBP	1,167	08/05/16	7
Commonwealth Bank of Australia	USD	277	HKD	2,151	08/05/16	—
Commonwealth Bank of Australia	USD	1,768	JPY	182,629	08/05/16	22
Commonwealth Bank of Australia	USD	288	SEK	2,480	08/05/16	2
Commonwealth Bank of Australia	USD	107	SGD	144	08/05/16	1
Commonwealth Bank of Australia	AUD	770	USD	574	08/05/16	(11)
Commonwealth Bank of Australia	AUD	781	USD	586	09/08/16	(7)
Commonwealth Bank of Australia	CAD	996	USD	771	08/05/16	8
Commonwealth Bank of Australia	CAD	1,026	USD	780	09/08/16	(6)
Commonwealth Bank of Australia	CHF	759	USD	779	08/05/16	(4)
Commonwealth Bank of Australia	CHF	723	USD	743	09/08/16	(4)
Commonwealth Bank of Australia	EUR	2,537	USD	2,828	08/05/16	(8)
Commonwealth Bank of Australia	EUR	2,378	USD	2,646	09/08/16	(15)
Commonwealth Bank of Australia	GBP	1,086	USD	1,463	08/05/16	24
Commonwealth Bank of Australia	GBP	1,167	USD	1,537	09/08/16	(7)
Commonwealth Bank of Australia	HKD	1,691	USD	218	08/05/16	—
Commonwealth Bank of Australia	HKD	2,151	USD	277	09/08/16	—
Commonwealth Bank of Australia	JPY	195,713	USD	1,906	08/05/16	(12)
Commonwealth Bank of Australia	JPY	182,629	USD	1,770	09/08/16	(22)
Commonwealth Bank of Australia	SEK	2,394	USD	284	08/05/16	4
Commonwealth Bank of Australia	SEK	2,480	USD	289	09/08/16	(2)
Commonwealth Bank of Australia	SGD	141	USD	105	08/05/16	—
Commonwealth Bank of Australia	SGD	144	USD	107	09/08/16	(1)
State Street	USD	73	CHF	71	08/05/16	—
State Street	USD	354	EUR	318	08/05/16	1
State Street	USD	255	JPY	26,169	08/05/16	1
State Street	USD	1,108	JPY	118,550	09/21/16	56
State Street	AUD	22	USD	16	08/05/16	—
State Street	AUD	3,910	USD	2,901	09/21/16	(67)
State Street	CAD	61	USD	47	08/05/16	1
State Street	CAD	1,030	USD	805	09/21/16	16
State Street	EUR	1,710	USD	1,946	09/21/16	31
State Street	GBP	161	USD	214	08/05/16	1
State Street	GBP	70	USD	102	09/21/16	9
State Street	HKD	919	USD	118	08/05/16	—
State Street	SEK	172	USD	20	08/05/16	—
State Street	SGD	6	USD	4	08/05/16	—
State Street	TWD	62,000	USD	1,929	09/21/16	(24)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(129)

See accompanying notes which are an integral part of this quarterly report.

8 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Dow Jones U.S. Real Estate Index	Bank of America	USD	7,952	09/02/16	(758)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(758)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.050%.

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Barclays	USD	22,000	(1.000%)	06/20/21	1,572
CDX NA High Yield Index	Goldman Sachs	USD	32,300	5.000%	06/20/21	1,311
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $2,384						2,883

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Russell Affiliated Mutual
Funds	$591,418	$—	$—	$—	$591,418
Short-Term Investments	—	—	—	8,667	8,667
Total Investments	591,418	—	—	8,667	600,085

Other Financial Instruments
Assets
Futures Contracts	1,231	—	—	—	1,231
Foreign Currency Exchange Contracts	—	345	—	—	345
Credit Default Swap Contracts	—	2,883	—	—	2,883
Liabilities
Futures Contracts	(1,413)	—	—	—	(1,413)
Options Written	(43)	—	—	—	(43)
Foreign Currency Exchange Contracts	—	(474)	—	—	(474)
Total Return Swap Contracts	—	(758)	—	—	(758)
Total Other Financial Instruments*	$(225)	$1,996	$—	$—	$1,771

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 9

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Russell Affiliated Mutual Funds - 97.3%
Alternative - 7.1%
Russell Commodity Strategies Fund Class Y		9,932,858		54,333
Russell Global Infrastructure Fund Class Y		8,605,729		102,752
Russell Global Real Estate Securities Fund Class Y		662,348		25,931
				183,016

Domestic Equities - 27.6%
Russell U.S. Defensive Equity Fund Class Y		3,512,323		178,286
Russell U.S. Dynamic Equity Fund Class Y		18,369,377		179,469
Russell U.S. Small Cap Equity Fund Class Y		5,453,469		153,461
Select U.S. Equity Fund Class Y		17,828,111		198,248
				709,464

Fixed Income - 36.7%
Russell Global Opportunistic Credit Fund Class Y		26,458,380		255,323
Russell Strategic Bond Fund Class Y		61,478,345		686,712
				942,035

International Equities - 25.9%
Russell Emerging Markets Fund Class Y		9,665,037		154,351
Russell Global Equity Fund Class Y		24,873,142		257,437
Select International Equity Fund Class Y		29,771,843		254,847
				666,635

Total Investments in Russell Affiliated Mutual Funds
(cost $2,344,409)				2,501,150

Options Purchased - 0.2%
(Number of Contracts)
S&P 500 Index
Oct 2016 2,147.45 Put (43,981)	USD	94,447	(ÿ)	2,185
Nov 2016 2,147.45 Put (21,990)	USD	47,222	(ÿ)	1,398
Total Options Purchased
(cost $3,782)				3,583

Short-Term Investments - 1.5%
Russell U.S. Cash Management Fund		38,817,666	(8)	38,818
Total Short-Term Investments
(cost $38,818)				38,818

Total Investments 99.0%
(identified cost $2,387,009)				2,543,551

Other Assets and Liabilities, Net - 1.0%				26,598
Net Assets - 100.0%				2,570,149

See accompanying notes which are an integral part of this quarterly report.

10 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	83	EUR	7,412	08/16	87
CAC40 Euro Index Futures	529	EUR	23,485	08/16	946
DAX Index Futures	85	EUR	21,943	09/16	1,643
Euro STOXX 50 Index Futures	466	EUR	13,901	09/16	601
FTSE/MIB Index Futures	59	EUR	4,962	09/16	124
IBEX 35 Index Futures	89	EUR	7,628	08/16	211
OMXS30 Index Futures	366	SEK	50,709	08/16	159
Russell 1000 Mini Index Futures	26	USD	3,123	09/16	126
S&P 500 E-Mini Index Futures	525	USD	56,915	09/16	2,344
S&P Mid 400 E-Mini Index Futures	29	USD	4,515	09/16	183
Short Positions
FTSE 100 Index Futures	206	GBP	13,754	09/16	(1,875)
MSCI EAFE Mini Index Futures	400	USD	33,604	09/16	(335)
MSCI Emerging Markets Mini Index Futures	226	USD	9,961	09/16	(718)
Russell 1000 Mini Index Futures	19	USD	2,282	09/16	(62)
Russell 2000 Mini Index Futures	14	USD	1,704	09/16	(47)
S&P 500 E-Mini Index Futures	349	USD	37,835	09/16	(1,069)
S&P Mid 400 E-Mini Index Futures	23	USD	3,581	09/16	(90)
S&P/TSX 60 Index Futures	255	CAD	43,126	09/16	(1,348)
SPI 200 Index Futures	239	AUD	32,976	09/16	(1,619)
TOPIX Index Futures	224	JPY	2,975,839	09/16	(8)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(747)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Euro STOXX 50 Index	Put	25,790	2,596.70	EUR	74,871	09/16/16	(316)
S&P 500 Index	Put	87,961	1,908.84	USD	167,903	10/31/16	(998)
S&P 500 Index	Put	43,981	1,908.84	USD	83,953	11/30/16	(815)
Total Liability for Options Written (premiums received $4,881)							(2,129)

Transactions in options written contracts for the period ended July 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	—	$—
Opened	9,536,545	13,710
Closed	(9,278,211)	(4,753)
Expired	(100,602)	(4,076)
Outstanding July 31, 2016	157,732	$4,881

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	AUD	4,434	USD	3,293	09/21/16	(72)
Bank of America	CNY	229,000	USD	34,673	09/21/16	210
Bank of America	KRW	30,401,000	USD	26,243	09/21/16	(1,074)
Bank of Montreal	USD	2,204	AUD	2,932	08/05/16	24
Bank of Montreal	USD	2,928	CAD	3,854	08/05/16	24
Bank of Montreal	USD	2,788	CHF	2,716	08/05/16	14
Bank of Montreal	USD	9,924	EUR	8,930	08/05/16	61
Bank of Montreal	USD	5,771	GBP	4,381	08/05/16	27
Bank of Montreal	USD	6,639	JPY	685,897	08/05/16	84

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 11

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	AUD	2,906	USD	2,159	08/05/16	(49)
Bank of Montreal	AUD	2,932	USD	2,202	09/08/16	(24)
Bank of Montreal	CAD	3,757	USD	2,900	08/05/16	22
Bank of Montreal	CAD	3,854	USD	2,929	09/08/16	(24)
Bank of Montreal	CHF	2,862	USD	2,931	08/05/16	(22)
Bank of Montreal	CHF	2,716	USD	2,793	09/08/16	(15)
Bank of Montreal	EUR	9,573	USD	10,639	08/05/16	(65)
Bank of Montreal	EUR	8,930	USD	9,937	09/08/16	(61)
Bank of Montreal	GBP	4,098	USD	5,497	08/05/16	74
Bank of Montreal	GBP	4,381	USD	5,775	09/08/16	(27)
Bank of Montreal	JPY	738,582	USD	7,198	08/05/16	(41)
Bank of Montreal	JPY	685,897	USD	6,646	09/08/16	(84)
BNP Paribas	AUD	4,434	USD	3,291	09/21/16	(73)
Commonwealth Bank of Australia	USD	2,203	AUD	2,932	08/05/16	25
Commonwealth Bank of Australia	USD	2,929	CAD	3,854	08/05/16	23
Commonwealth Bank of Australia	USD	2,787	CHF	2,716	08/05/16	16
Commonwealth Bank of Australia	USD	9,926	EUR	8,930	08/05/16	58
Commonwealth Bank of Australia	USD	5,771	GBP	4,381	08/05/16	28
Commonwealth Bank of Australia	USD	6,640	JPY	685,897	08/05/16	83
Commonwealth Bank of Australia	AUD	2,906	USD	2,165	08/05/16	(43)
Commonwealth Bank of Australia	AUD	2,932	USD	2,201	09/08/16	(25)
Commonwealth Bank of Australia	CAD	3,757	USD	2,909	08/05/16	31
Commonwealth Bank of Australia	CAD	3,854	USD	2,930	09/08/16	(23)
Commonwealth Bank of Australia	CHF	2,862	USD	2,938	08/05/16	(16)
Commonwealth Bank of Australia	CHF	2,716	USD	2,792	09/08/16	(16)
Commonwealth Bank of Australia	EUR	9,573	USD	10,675	08/05/16	(29)
Commonwealth Bank of Australia	EUR	8,930	USD	9,940	09/08/16	(58)
Commonwealth Bank of Australia	GBP	4,098	USD	5,519	08/05/16	96
Commonwealth Bank of Australia	GBP	4,381	USD	5,774	09/08/16	(28)
Commonwealth Bank of Australia	JPY	738,582	USD	7,193	08/05/16	(46)
Commonwealth Bank of Australia	JPY	685,897	USD	6,647	09/08/16	(84)
HSBC	AUD	2,906	USD	2,163	08/05/16	(45)
HSBC	CAD	3,757	USD	2,906	08/05/16	29
HSBC	CHF	2,862	USD	2,935	08/05/16	(18)
HSBC	EUR	9,573	USD	10,658	08/05/16	(46)
HSBC	GBP	4,098	USD	5,513	08/05/16	89
HSBC	JPY	738,582	USD	7,193	08/05/16	(47)
National Australia Bank Limited	AUD	4,434	USD	3,292	09/21/16	(72)
Royal Bank of Canada	USD	2,205	AUD	2,932	08/05/16	23
Royal Bank of Canada	USD	2,930	CAD	3,854	08/05/16	22
Royal Bank of Canada	USD	2,786	CHF	2,716	08/05/16	17
Royal Bank of Canada	USD	9,921	EUR	8,930	08/05/16	64
Royal Bank of Canada	USD	5,774	GBP	4,381	08/05/16	24
Royal Bank of Canada	USD	6,638	JPY	685,897	08/05/16	85
Royal Bank of Canada	AUD	2,906	USD	2,161	08/05/16	(47)
Royal Bank of Canada	AUD	2,932	USD	2,203	09/08/16	(23)
Royal Bank of Canada	CAD	3,757	USD	2,904	08/05/16	26
Royal Bank of Canada	CAD	3,854	USD	2,930	09/08/16	(22)
Royal Bank of Canada	CHF	2,862	USD	2,935	08/05/16	(19)
Royal Bank of Canada	CHF	2,716	USD	2,790	09/08/16	(17)
Royal Bank of Canada	EUR	9,573	USD	10,653	08/05/16	(51)
Royal Bank of Canada	EUR	8,930	USD	9,934	09/08/16	(64)
Royal Bank of Canada	GBP	4,098	USD	5,511	08/05/16	88
Royal Bank of Canada	GBP	4,381	USD	5,778	09/08/16	(24)
Royal Bank of Canada	JPY	738,582	USD	7,195	08/05/16	(44)
Royal Bank of Canada	JPY	685,897	USD	6,645	09/08/16	(86)
Standard Chartered	AUD	4,434	USD	3,293	09/21/16	(72)
State Street	USD	602	CHF	585	08/05/16	2
State Street	USD	2,868	EUR	2,573	08/05/16	9
State Street	USD	5,206	GBP	3,580	09/21/16	(464)
State Street	USD	4,165	HKD	32,310	08/05/16	(1)
State Street	USD	2,055	JPY	210,740	08/05/16	11
State Street	USD	10,935	JPY	1,170,450	09/21/16	557

See accompanying notes which are an integral part of this quarterly report.

12 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	4,328	SEK	37,252	08/05/16	25
State Street	USD	1,603	SGD	2,164	08/05/16	11
State Street	AUD	106	USD	79	08/05/16	(1)
State Street	CAD	389	USD	302	08/05/16	4
State Street	CAD	8,920	USD	6,970	09/21/16	136
State Street	CHF	5,120	USD	5,317	09/21/16	20
State Street	EUR	6,770	USD	7,705	09/21/16	121
State Street	GBP	1,135	USD	1,506	08/05/16	4
State Street	HKD	6,783	USD	875	08/05/16	—
State Street	HKD	25,527	USD	3,291	08/05/16	1
State Street	HKD	32,310	USD	4,167	09/08/16	—
State Street	SEK	1,125	USD	134	08/05/16	2
State Street	SEK	36,127	USD	4,258	08/05/16	36
State Street	SEK	37,252	USD	4,335	09/08/16	(27)
State Street	SEK	2,750	USD	339	09/21/16	17
State Street	SGD	34	USD	25	08/05/16	—
State Street	SGD	2,130	USD	1,580	08/05/16	(8)
State Street	SGD	2,164	USD	1,603	09/08/16	(11)
State Street	TWD	358,000	USD	11,140	09/21/16	(141)
UBS	USD	2,204	AUD	2,932	08/05/16	24
UBS	USD	2,928	CAD	3,854	08/05/16	24
UBS	USD	2,787	CHF	2,716	08/05/16	16
UBS	USD	9,924	EUR	8,930	08/05/16	61
UBS	USD	5,772	GBP	4,381	08/05/16	27
UBS	USD	6,641	JPY	685,897	08/05/16	82
UBS	AUD	2,932	USD	2,202	09/08/16	(24)
UBS	AUD	4,434	USD	3,291	09/21/16	(73)
UBS	CAD	3,854	USD	2,928	09/08/16	(24)
UBS	CHF	2,716	USD	2,792	09/08/16	(16)
UBS	EUR	8,930	USD	9,938	09/08/16	(60)
UBS	GBP	4,381	USD	5,775	09/08/16	(27)
UBS	JPY	685,897	USD	6,648	09/08/16	(84)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,100)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Dow Jones U.S. Real Estate Index	Bank of America	USD	35,085	09/02/16	(3,343)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(3,343)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee is based on the 3
Month LIBOR rate plus a fee of 0.050%.

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Morgan Stanley	USD	62,700	(1.000%)	06/20/21	4,480
CDX NA High Yield Index	Goldman Sachs	USD	113,600	5.000%	06/20/21	4,611
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $7,097						9,091

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 13

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Russell Affiliated Mutual
Funds	$2,501,150	$—	$—	$—	$2,501,150
Options Purchased	3,583	—	—	—	3,583
Short-Term Investments	—	—	—	38,818	38,818
Total Investments	2,504,733	—	—	38,818	2,543,551

Other Financial Instruments
Assets
Futures Contracts	6,424	—	—	—	6,424
Foreign Currency Exchange Contracts	36	2,521	—	—	2,557
Credit Default Swap Contracts	—	9,091	—	—	9,091
Liabilities
Futures Contracts	(7,171)	—	—	—	(7,171)
Options Written	(2,129)	—	—	—	(2,129)
Foreign Currency Exchange Contracts	(1)	(3,656)	—	—	(3,657)
Total Return Swap Contracts	—	(3,343)	—	—	(3,343)
Total Other Financial Instruments*	$(2,841)	$4,613	$—	$—	$1,772

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

14 Balanced Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Russell Affiliated Mutual Funds - 97.8%
Alternative - 9.9%
Russell Commodity Strategies Fund Class Y		8,577,954		46,921
Russell Global Infrastructure Fund Class Y		5,588,033		66,721
Russell Global Real Estate Securities Fund Class Y		1,285,994		50,347
				163,989

Domestic Equities - 35.9%
Russell U.S. Defensive Equity Fund Class Y		2,608,849		132,425
Russell U.S. Dynamic Equity Fund Class Y		13,611,344		132,983
Russell U.S. Small Cap Equity Fund Class Y		5,302,924		149,224
Select U.S. Equity Fund Class Y		16,410,789		182,489
				597,121

Fixed Income - 17.9%
Russell Global Opportunistic Credit Fund Class Y		8,595,770		82,949
Russell Strategic Bond Fund Class Y		19,216,076		214,644
				297,593

International Equities - 34.1%
Russell Emerging Markets Fund Class Y		9,389,555		149,951
Russell Global Equity Fund Class Y		19,346,779		200,239
Select International Equity Fund Class Y		25,241,507		216,068
				566,258

Total Investments in Russell Affiliated Mutual Funds
(cost $1,559,624)				1,624,961

Options Purchased - 0.2%
(Number of Contracts)
S&P 500 Index
Oct 2016 2,143.18 Put (38,202)	USD	81,874	(ÿ)	1,826
Nov 2016 2,143.18 Put (19,078)	USD	40,888	(ÿ)	1,184
Total Options Purchased
(cost $6,515)				3,010

Short-Term Investments - 1.5%
Russell U.S. Cash Management Fund		24,331,095	(8)	24,331
Total Short-Term Investments
(cost $24,331)				24,331

Total Investments 99.5%
(identified cost $1,590,470)				1,652,302

Other Assets and Liabilities, Net - 0.5%				9,199
Net Assets - 100.0%				1,661,501

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 15

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	50	EUR	4,465	08/16	52
CAC40 Euro Index Futures	318	EUR	14,118	08/16	568
DAX Index Futures	51	EUR	13,166	09/16	987
Euro STOXX 50 Index Futures	281	EUR	8,382	09/16	399
FTSE/MIB Index Futures	36	EUR	3,028	09/16	75
IBEX 35 Index Futures	54	EUR	4,628	08/16	128
MSCI EAFE Mini Index Futures	76	USD	6,385	09/16	39
MSCI Emerging Markets Mini Index Futures	37	USD	1,631	09/16	130
OMXS30 Index Futures	220	SEK	30,481	08/16	96
Russell 1000 Mini Index Futures	20	USD	2,402	09/16	87
Russell 2000 Mini Sep16	14	USD	1,704	09/16	71
S&P 500 E-Mini Index Futures	391	USD	42,388	09/16	1,701
S&P Mid 400 E-Mini Index Futures	21	USD	3,269	09/16	109
Short Positions
FTSE 100 Index Futures	90	GBP	6,009	09/16	(847)
MSCI EAFE Mini Index Futures	205	USD	17,222	09/16	(172)
MSCI Emerging Markets Mini Index Futures	124	USD	5,465	09/16	(388)
S&P/TSX 60 Index Futures	169	CAD	28,581	09/16	(893)
SPI 200 Index Futures	185	AUD	25,525	09/16	(1,253)
TOPIX Index Futures	115	JPY	1,527,776	09/16	(5)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					884

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Euro STOXX 50 Index	Put	22,408	2,596.70	EUR	65,053	09/16/16	(274)
S&P 500 Index	Put	76,404	1,905.05	USD	145,553	10/31/16	(973)
S&P 500 Index	Put	38,156	1,905.05	USD	72,689	11/30/16	(784)
Total Liability for Options Written (premiums received $4,209)							(2,031)

Transactions in options written contracts for the period ended July 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	—	$—
Opened	8,019,505	11,510
Closed	(7,802,387)	(4,250)
Expired	(80,150)	(3,051)
Outstanding July 31, 2016	136,968	$4,209

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	74	CAD	95	09/21/16	(2)
Bank of America	USD	1,598	GBP	1,095	09/21/16	(147)
Bank of America	USD	2,432	JPY	260,060	09/21/16	122
Bank of America	AUD	4,813	USD	3,574	09/21/16	(78)
Bank of America	CNY	177,000	USD	26,800	09/21/16	161
Bank of America	EUR	450	USD	513	09/21/16	9
Bank of America	KRW	25,987,000	USD	22,433	09/21/16	(919)
Bank of America	SEK	448	USD	55	09/21/16	3
Bank of Montreal	USD	1,347	AUD	1,793	08/05/16	15
Bank of Montreal	USD	1,790	CAD	2,356	08/05/16	14

See accompanying notes which are an integral part of this quarterly report.

16 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	1,704	CHF	1,660	08/05/16	9
Bank of Montreal	USD	6,066	EUR	5,459	08/05/16	37
Bank of Montreal	USD	3,528	GBP	2,679	08/05/16	17
Bank of Montreal	USD	4,059	JPY	419,298	08/05/16	51
Bank of Montreal	AUD	1,782	USD	1,324	08/05/16	(30)
Bank of Montreal	AUD	1,793	USD	1,346	09/08/16	(15)
Bank of Montreal	CAD	2,304	USD	1,778	08/05/16	14
Bank of Montreal	CAD	2,356	USD	1,790	09/08/16	(15)
Bank of Montreal	CHF	1,756	USD	1,798	08/05/16	(14)
Bank of Montreal	CHF	1,660	USD	1,707	09/08/16	(9)
Bank of Montreal	EUR	5,871	USD	6,525	08/05/16	(40)
Bank of Montreal	EUR	5,459	USD	6,074	09/08/16	(37)
Bank of Montreal	GBP	2,513	USD	3,372	08/05/16	46
Bank of Montreal	GBP	2,679	USD	3,530	09/08/16	(17)
Bank of Montreal	JPY	452,978	USD	4,415	08/05/16	(25)
Bank of Montreal	JPY	419,298	USD	4,063	09/08/16	(51)
BNP Paribas	USD	74	CAD	95	09/21/16	(2)
BNP Paribas	USD	1,599	GBP	1,095	09/21/16	(149)
BNP Paribas	USD	2,430	JPY	260,060	09/21/16	123
BNP Paribas	AUD	4,813	USD	3,572	09/21/16	(79)
BNP Paribas	EUR	450	USD	513	09/21/16	9
BNP Paribas	SEK	448	USD	55	09/21/16	3
Commonwealth Bank of Australia	USD	1,347	AUD	1,793	08/05/16	15
Commonwealth Bank of Australia	USD	1,791	CAD	2,356	08/05/16	14
Commonwealth Bank of Australia	USD	1,704	CHF	1,660	08/05/16	10
Commonwealth Bank of Australia	USD	6,068	EUR	5,459	08/05/16	36
Commonwealth Bank of Australia	USD	3,528	GBP	2,679	08/05/16	17
Commonwealth Bank of Australia	USD	4,059	JPY	419,298	08/05/16	51
Commonwealth Bank of Australia	AUD	1,782	USD	1,328	08/05/16	(26)
Commonwealth Bank of Australia	AUD	1,793	USD	1,346	09/08/16	(15)
Commonwealth Bank of Australia	CAD	2,304	USD	1,784	08/05/16	19
Commonwealth Bank of Australia	CAD	2,356	USD	1,791	09/08/16	(14)
Commonwealth Bank of Australia	CHF	1,756	USD	1,802	08/05/16	(10)
Commonwealth Bank of Australia	CHF	1,660	USD	1,706	09/08/16	(10)
Commonwealth Bank of Australia	EUR	5,871	USD	6,547	08/05/16	(18)
Commonwealth Bank of Australia	EUR	5,459	USD	6,076	09/08/16	(35)
Commonwealth Bank of Australia	GBP	2,513	USD	3,385	08/05/16	58
Commonwealth Bank of Australia	GBP	2,679	USD	3,530	09/08/16	(17)
Commonwealth Bank of Australia	JPY	452,978	USD	4,411	08/05/16	(28)
Commonwealth Bank of Australia	JPY	419,298	USD	4,064	09/08/16	(52)
HSBC	AUD	1,782	USD	1,327	08/05/16	(28)
HSBC	CAD	2,304	USD	1,782	08/05/16	18
HSBC	CHF	1,756	USD	1,800	08/05/16	(11)
HSBC	EUR	5,871	USD	6,536	08/05/16	(28)
HSBC	GBP	2,513	USD	3,381	08/05/16	55
HSBC	JPY	452,978	USD	4,411	08/05/16	(29)
National Australia Bank Limited	USD	74	CAD	95	09/21/16	(2)
National Australia Bank Limited	USD	1,598	GBP	1,095	09/21/16	(147)
National Australia Bank Limited	USD	2,431	JPY	260,060	09/21/16	122
National Australia Bank Limited	AUD	4,813	USD	3,573	09/21/16	(78)
National Australia Bank Limited	EUR	450	USD	513	09/21/16	9
National Australia Bank Limited	SEK	448	USD	55	09/21/16	3
Royal Bank of Canada	USD	1,348	AUD	1,793	08/05/16	14
Royal Bank of Canada	USD	1,791	CAD	2,356	08/05/16	14
Royal Bank of Canada	USD	1,703	CHF	1,660	08/05/16	10
Royal Bank of Canada	USD	6,065	EUR	5,459	08/05/16	39
Royal Bank of Canada	USD	3,530	GBP	2,679	08/05/16	15
Royal Bank of Canada	USD	4,058	JPY	419,298	08/05/16	52
Royal Bank of Canada	AUD	1,782	USD	1,326	08/05/16	(29)
Royal Bank of Canada	AUD	1,793	USD	1,347	09/08/16	(14)
Royal Bank of Canada	CAD	2,304	USD	1,781	08/05/16	16
Royal Bank of Canada	CAD	2,356	USD	1,791	09/08/16	(14)
Royal Bank of Canada	CHF	1,756	USD	1,800	08/05/16	(12)

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 17

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount	Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Royal Bank of Canada	CHF	1,660	USD	1,706	09/08/16	(11)
Royal Bank of Canada	EUR	5,871	USD	6,533	08/05/16	(31)
Royal Bank of Canada	EUR	5,459	USD	6,073	09/08/16	(39)
Royal Bank of Canada	GBP	2,513	USD	3,380	08/05/16	55
Royal Bank of Canada	GBP	2,679	USD	3,532	09/08/16	(15)
Royal Bank of Canada	JPY	452,978	USD	4,413	08/05/16	(27)
Royal Bank of Canada	JPY	419,298	USD	4,062	09/08/16	(52)
Standard Chartered	USD	74	CAD	95	09/21/16	(2)
Standard Chartered	USD	1,598	GBP	1,095	09/21/16	(146)
Standard Chartered	USD	2,432	JPY	260,060	09/21/16	121
Standard Chartered	AUD	4,813	USD	3,574	09/21/16	(78)
Standard Chartered	EUR	450	USD	513	09/21/16	9
Standard Chartered	SEK	448	USD	55	09/21/16	3
State Street	USD	392	CHF	381	08/05/16	1
State Street	USD	1,839	EUR	1,650	08/05/16	6
State Street	USD	2,546	HKD	19,752	08/05/16	—
State Street	USD	1,314	JPY	134,721	08/05/16	7
State Street	USD	2,646	SEK	22,772	08/05/16	16
State Street	USD	980	SGD	1,323	08/05/16	7
State Street	AUD	41	USD	31	08/05/16	(1)
State Street	CAD	208	USD	161	08/05/16	2
State Street	GBP	662	USD	878	08/05/16	2
State Street	HKD	4,096	USD	528	08/05/16	—
State Street	HKD	15,656	USD	2,019	08/05/16	1
State Street	HKD	19,752	USD	2,547	09/08/16	—
State Street	SEK	615	USD	73	08/05/16	1
State Street	SEK	22,157	USD	2,612	08/05/16	22
State Street	SEK	22,772	USD	2,650	09/08/16	(16)
State Street	SGD	17	USD	13	08/05/16	—
State Street	SGD	1,306	USD	969	08/05/16	(5)
State Street	SGD	1,323	USD	980	09/08/16	(7)
State Street	TWD	264,000	USD	8,215	09/21/16	(105)
UBS	USD	1,348	AUD	1,793	08/05/16	15
UBS	USD	1,790	CAD	2,356	08/05/16	15
UBS	USD	1,704	CHF	1,660	08/05/16	10
UBS	USD	6,067	EUR	5,459	08/05/16	37
UBS	USD	3,528	GBP	2,679	08/05/16	17
UBS	USD	4,059	JPY	419,298	08/05/16	50
UBS	AUD	1,793	USD	1,346	09/08/16	(14)
UBS	CAD	2,356	USD	1,790	09/08/16	(15)
UBS	CHF	1,660	USD	1,707	09/08/16	(10)
UBS	EUR	5,459	USD	6,075	09/08/16	(37)
UBS	GBP	2,679	USD	3,531	09/08/16	(16)
UBS	JPY	419,298	USD	4,064	09/08/16	(52)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,308)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty		Amount		Date	$
Dow Jones U.S. Real Estate Index	Bank of America		USD	65,961	09/02/16	(6,286)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)						(6,286)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.050%.

See accompanying notes which are an integral part of this quarterly report.

18 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Russell Affiliated Mutual
Funds	$1,624,961	$—	$—	$—	$1,624,961
Options Purchased	3,010	—	—	—	3,010
Short-Term Investments	—	—	—	24,331	24,331
Total Investments	1,627,971	—	—	24,331	1,652,302

Other Financial Instruments
Assets
Futures Contracts	4,442	—	—	—	4,442
Foreign Currency Exchange Contracts	22	1,595	—	—	1,617
Liabilities
Futures Contracts	(3,558)	—	—	—	(3,558)
Options Written	(2,031)	—	—	—	(2,031)
Foreign Currency Exchange Contracts	—	(2,925)	—	—	(2,925)
Total Return Swap Contracts	—	(6,286)	—	—	(6,286)
Total Other Financial Instruments*	$(1,125)	$(7,616)	$—	$—	$(8,741)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 19

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Russell Affiliated Mutual Funds - 97.9%
Alternative - 9.8%
Russell Commodity Strategies Fund Class Y	3,545,065		19,392
Russell Global Infrastructure Fund Class Y	2,325,141		27,761
Russell Global Real Estate Securities Fund Class Y	536,644		21,010
			68,163

Domestic Equities – 39.0%
Russell U.S. Defensive Equity Fund Class Y	1,221,294		61,993
Russell U.S. Dynamic Equity Fund Class Y	6,387,469		62,406
Russell U.S. Small Cap Equity Fund Class Y	2,703,856		76,086
Select U.S. Equity Fund Class Y	6,219,365		69,159
			269,644

Fixed Income - 9.0%
Russell Global Opportunistic Credit Fund Class Y	6,431,358		62,063

International Equities - 40.1%
Russell Emerging Markets Fund Class Y	5,226,941		83,474
Russell Global Equity Fund Class Y	10,090,774		104,441
Select International Equity Fund Class Y	10,438,204		89,351
			277,266

Total Investments in Russell Affiliated Mutual Funds
(cost $663,517)			677,136

Short-Term Investments - 1.3%
Russell U.S. Cash Management Fund	9,419,491	(8)	9,419
Total Short-Term Investments
(cost $9,419)			9,419

Total Investments 99.2%
(identified cost $672,936)			686,555

Other Assets and Liabilities, Net - 0.8%			5,256
Net Assets - 100.0%			691,811

See accompanying notes which are an integral part of this quarterly report.

20 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	19	EUR	1,697	08/16	20
CAC40 Euro Index Futures	121	EUR	5,372	08/16	217
DAX Index Futures	19	EUR	4,905	09/16	402
Euro STOXX 50 Index Futures	108	EUR	3,222	09/16	201
FTSE/MIB Index Futures	14	EUR	1,177	09/16	54
IBEX 35 Index Futures	21	EUR	1,800	08/16	50
MSCI EAFE Mini Index Futures	30	USD	2,520	09/16	16
OMXS30 Index Futures	84	SEK	11,638	08/16	37
Russell 1000 Mini Index Futures	7	USD	841	09/16	42
Russell 2000 Mini Sep16	4	USD	487	09/16	20
S&P 500 E-Mini Index Futures	159	USD	17,237	09/16	715
S&P Mid 400 E-Mini Index Futures	8	USD	1,246	09/16	53
Short Positions
FTSE 100 Index Futures	27	GBP	1,803	09/16	(273)
MSCI EAFE Mini Index Futures	95	USD	7,981	09/16	(80)
MSCI Emerging Markets Mini Index Futures	218	USD	9,608	09/16	(702)
S&P/TSX 60 Index Futures	72	CAD	12,177	09/16	(381)
SPI 200 Index Futures	75	AUD	10,348	09/16	(507)
TOPIX Index Futures	40	JPY	531,401	09/16	(4)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(120)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Euro STOXX 50 Index	Put	10,208	2,596.70	EUR	29,635	09/16/16	(125)
Total Liability for Options Written (premiums received $1,117)							(125)

Transactions in options written contracts for the period ended July 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	—	$—
Opened	2,456,266	3,017
Closed	(2,437,328)	(1,338)
Expired	(8,730)	(562)
Outstanding July 31, 2016	10,208	$1,117

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	741	EUR	650	09/21/16	(13)
Bank of America	USD	2,255	GBP	1,545	09/21/16	(208)
Bank of America	USD	3,245	JPY	347,040	09/21/16	162
Bank of America	AUD	3,815	USD	2,833	09/21/16	(62)
Bank of America	CAD	355	USD	278	09/21/16	6
Bank of America	CNY	95,000	USD	14,384	09/21/16	87
Bank of America	KRW	13,730,000	USD	11,852	09/21/16	(486)
Bank of America	SEK	350	USD	43	09/21/16	2
Bank of Montreal	USD	612	AUD	814	08/05/16	7
Bank of Montreal	USD	813	CAD	1,070	08/05/16	7
Bank of Montreal	USD	774	CHF	754	08/05/16	4
Bank of Montreal	USD	2,754	EUR	2,478	08/05/16	17
Bank of Montreal	USD	1,601	GBP	1,216	08/05/16	8

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 21

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	1,842	JPY	190,343	08/05/16	23
Bank of Montreal	AUD	806	USD	599	08/05/16	(14)
Bank of Montreal	AUD	814	USD	611	09/08/16	(7)
Bank of Montreal	CAD	1,043	USD	805	08/05/16	6
Bank of Montreal	CAD	1,070	USD	813	09/08/16	(7)
Bank of Montreal	CHF	794	USD	813	08/05/16	(6)
Bank of Montreal	CHF	754	USD	775	09/08/16	(4)
Bank of Montreal	EUR	2,656	USD	2,952	08/05/16	(18)
Bank of Montreal	EUR	2,478	USD	2,757	09/08/16	(17)
Bank of Montreal	GBP	1,137	USD	1,525	08/05/16	21
Bank of Montreal	GBP	1,216	USD	1,602	09/08/16	(8)
Bank of Montreal	JPY	204,943	USD	1,997	08/05/16	(11)
Bank of Montreal	JPY	190,343	USD	1,844	09/08/16	(24)
BNP Paribas	USD	741	EUR	650	09/21/16	(13)
BNP Paribas	USD	2,256	GBP	1,545	09/21/16	(209)
BNP Paribas	USD	3,243	JPY	347,040	09/21/16	165
BNP Paribas	AUD	3,815	USD	2,832	09/21/16	(63)
BNP Paribas	CAD	355	USD	278	09/21/16	6
BNP Paribas	SEK	350	USD	43	09/21/16	2
Commonwealth Bank of Australia	USD	611	AUD	814	08/05/16	7
Commonwealth Bank of Australia	USD	813	CAD	1,070	08/05/16	6
Commonwealth Bank of Australia	USD	773	CHF	754	08/05/16	4
Commonwealth Bank of Australia	USD	2,755	EUR	2,478	08/05/16	16
Commonwealth Bank of Australia	USD	1,601	GBP	1,216	08/05/16	8
Commonwealth Bank of Australia	USD	1,843	JPY	190,343	08/05/16	23
Commonwealth Bank of Australia	AUD	806	USD	601	08/05/16	(12)
Commonwealth Bank of Australia	AUD	814	USD	611	09/08/16	(7)
Commonwealth Bank of Australia	CAD	1,043	USD	807	08/05/16	9
Commonwealth Bank of Australia	CAD	1,070	USD	813	09/08/16	(6)
Commonwealth Bank of Australia	CHF	794	USD	815	08/05/16	(4)
Commonwealth Bank of Australia	CHF	754	USD	775	09/08/16	(4)
Commonwealth Bank of Australia	EUR	2,656	USD	2,962	08/05/16	(8)
Commonwealth Bank of Australia	EUR	2,478	USD	2,758	09/08/16	(16)
Commonwealth Bank of Australia	GBP	1,137	USD	1,531	08/05/16	26
Commonwealth Bank of Australia	GBP	1,216	USD	1,602	09/08/16	(8)
Commonwealth Bank of Australia	JPY	204,943	USD	1,996	08/05/16	(13)
Commonwealth Bank of Australia	JPY	190,343	USD	1,845	09/08/16	(23)
HSBC	AUD	806	USD	600	08/05/16	(13)
HSBC	CAD	1,043	USD	806	08/05/16	8
HSBC	CHF	794	USD	815	08/05/16	(5)
HSBC	EUR	2,656	USD	2,957	08/05/16	(13)
HSBC	GBP	1,137	USD	1,530	08/05/16	26
HSBC	JPY	204,943	USD	1,996	08/05/16	(13)
Royal Bank of Canada	USD	612	AUD	814	08/05/16	6
Royal Bank of Canada	USD	813	CAD	1,070	08/05/16	6
Royal Bank of Canada	USD	773	CHF	754	08/05/16	5
Royal Bank of Canada	USD	2,753	EUR	2,478	08/05/16	18
Royal Bank of Canada	USD	1,602	GBP	1,216	08/05/16	7
Royal Bank of Canada	USD	1,842	JPY	190,343	08/05/16	24
Royal Bank of Canada	AUD	806	USD	600	08/05/16	(13)
Royal Bank of Canada	AUD	814	USD	611	09/08/16	(6)
Royal Bank of Canada	CAD	1,043	USD	806	08/05/16	7
Royal Bank of Canada	CAD	1,070	USD	813	09/08/16	(6)
Royal Bank of Canada	CHF	794	USD	814	08/05/16	(5)
Royal Bank of Canada	CHF	754	USD	774	09/08/16	(5)
Royal Bank of Canada	EUR	2,656	USD	2,956	08/05/16	(14)
Royal Bank of Canada	EUR	2,478	USD	2,757	09/08/16	(18)
Royal Bank of Canada	GBP	1,137	USD	1,529	08/05/16	24
Royal Bank of Canada	GBP	1,216	USD	1,603	09/08/16	(7)
Royal Bank of Canada	JPY	204,943	USD	1,997	08/05/16	(12)
Royal Bank of Canada	JPY	190,343	USD	1,844	09/08/16	(24)
State Street	USD	167	CHF	162	08/05/16	—
State Street	USD	795	EUR	713	08/05/16	3

See accompanying notes which are an integral part of this quarterly report.

22 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	1,156	HKD	8,966	08/05/16	—
State Street	USD	569	JPY	58,400	08/05/16	3
State Street	USD	1,201	SEK	10,338	08/05/16	7
State Street	USD	445	SGD	601	08/05/16	3
State Street	AUD	30	USD	22	08/05/16	—
State Street	CAD	108	USD	84	08/05/16	1
State Street	GBP	315	USD	418	08/05/16	1
State Street	HKD	1,883	USD	243	08/05/16	—
State Street	HKD	7,083	USD	913	08/05/16	—
State Street	HKD	8,966	USD	1,156	09/08/16	—
State Street	SEK	313	USD	37	08/05/16	1
State Street	SEK	10,025	USD	1,182	08/05/16	9
State Street	SEK	10,338	USD	1,203	09/08/16	(7)
State Street	SGD	10	USD	7	08/05/16	—
State Street	SGD	591	USD	439	08/05/16	(2)
State Street	SGD	601	USD	445	09/08/16	(3)
State Street	TWD	153,000	USD	4,761	09/21/16	(61)
UBS	USD	612	AUD	814	08/05/16	7
UBS	USD	813	CAD	1,070	08/05/16	7
UBS	USD	773	CHF	754	08/05/16	4
UBS	USD	2,754	EUR	2,478	08/05/16	17
UBS	USD	1,602	GBP	1,216	08/05/16	8
UBS	USD	1,843	JPY	190,343	08/05/16	23
UBS	AUD	814	USD	611	09/08/16	(7)
UBS	CAD	1,070	USD	813	09/08/16	(7)
UBS	CHF	754	USD	775	09/08/16	(4)
UBS	EUR	2,478	USD	2,758	09/08/16	(17)
UBS	GBP	1,216	USD	1,602	09/08/16	(7)
UBS	JPY	190,343	USD	1,845	09/08/16	(24)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(717)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Dow Jones U.S. Real Estate Index	Bank of America	USD	27,015	09/02/16	(2,574)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(2,574)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.050%.

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Russell Affiliated Mutual
Funds	$677,136	$—	$—	$—	$677,136
Short-Term Investments	—	—	—	9,419	9,419
Total Investments	677,136	—	—	9,419	686,555

Other Financial Instruments
Assets

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 23

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — July 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Futures Contracts	1,827	—	—	—	1,827
Foreign Currency Exchange Contracts	—	847	—	—	847
Liabilities
Futures Contracts	(1,947)	—	—	—	(1,947)
Options Written	(125)	—	—	—	(125)
Foreign Currency Exchange Contracts	—	(1,564)	—	—	(1,564)
Total Return Swap Contracts	—	(2,574)	—	—	(2,574)
Total Other Financial Instruments*	$(245)	$(3,291)	$—	$—	$(3,536)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

24 Equity Growth Strategy Fund

Russell Investment Company
2020 Strategy Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 5.8%
Russell Commodity Strategies Fund Class Y	253,692	1,388
Russell Global Infrastructure Fund Class Y	105,409	1,258
Russell Global Real Estate Securities Fund Class Y	24,306	952
		3,598

Domestic Equities - 18.9%
Russell U.S. Defensive Equity Fund Class Y	31,010	1,574
Russell U.S. Dynamic Equity Fund Class Y	103,145	1,008
Russell U.S. Small Cap Equity Fund Class Y	56,969	1,603
Select U.S. Equity Fund Class Y	680,776	7,570
		11,755

Fixed Income - 58.2%
Russell Global Opportunistic Credit Fund Class Y	207,302	2,000
Russell Investment Grade Bond Fund Class Y	319,053	7,223
Russell Short Duration Bond Fund Class Y	323,721	6,245
Russell Strategic Bond Fund Class Y	1,845,744	20,617
		36,085

International Equities - 17.1%
Russell Emerging Markets Fund Class Y	87,399	1,396
Russell Global Equity Fund Class Y	336,010	3,478
Select International Equity Fund Class Y	666,409	5,704
		10,578

Total Investments in Russell Affiliated Mutual Funds
(cost $53,608)		62,016

Total Investments 100.0%
(identified cost $53,608)		62,016

Other Assets and Liabilities, Net - (0.0%)		(7)
Net Assets - 100.0%		62,009

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Russell Affiliated Mutual
Funds	$62,016	$—	$—	$—	$62,016
Total Investments	$62,016	$—	$—	$—	$62,016

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2020 Strategy Fund 25

Russell Investment Company
2025 Strategy Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 6.3%
Russell Commodity Strategies Fund Class Y	127,596	698
Russell Global Infrastructure Fund Class Y	52,684	629
Russell Global Real Estate Securities Fund Class Y	12,402	486
		1,813

Domestic Equities - 23.8%
Russell U.S. Defensive Equity Fund Class Y	14,944	759
Russell U.S. Dynamic Equity Fund Class Y	67,255	657
Russell U.S. Small Cap Equity Fund Class Y	39,060	1,099
Select U.S. Equity Fund Class Y	387,486	4,309
		6,824

Fixed Income - 47.7%
Russell Global Opportunistic Credit Fund Class Y	91,257	880
Russell Investment Grade Bond Fund Class Y	135,775	3,074
Russell Short Duration Bond Fund Class Y	64,639	1,247
Russell Strategic Bond Fund Class Y	761,857	8,510
		13,711

International Equities - 22.2%
Russell Emerging Markets Fund Class Y	58,938	941
Russell Global Equity Fund Class Y	202,334	2,094
Select International Equity Fund Class Y	391,810	3,354
		6,389

Total Investments in Russell Affiliated Mutual Funds
(cost $25,695)		28,737

Total Investments 100.0%
(identified cost $25,695)		28,737

Other Assets and Liabilities, Net - (0.0%)		(4)
Net Assets - 100.0%		28,733

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Russell Affiliated Mutual
Funds	$28,737	$—	$—	$—	$28,737
Total Investments	$28,737	$—	$—	$—	$28,737

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

26 2025 Strategy Fund

Russell Investment Company
2030 Strategy Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 6.5%
Russell Commodity Strategies Fund Class Y	355,268	1,943
Russell Global Infrastructure Fund Class Y	136,159	1,626
Russell Global Real Estate Securities Fund Class Y	32,122	1,258
		4,827

Domestic Equities - 29.8%
Russell U.S. Defensive Equity Fund Class Y	40,924	2,077
Russell U.S. Dynamic Equity Fund Class Y	237,224	2,318
Russell U.S. Small Cap Equity Fund Class Y	141,216	3,974
Select U.S. Equity Fund Class Y	1,236,650	13,751
		22,120

Fixed Income - 35.1%
Russell Global Opportunistic Credit Fund Class Y	202,137	1,951
Russell Investment Grade Bond Fund Class Y	245,857	5,566
Russell Strategic Bond Fund Class Y	1,661,120	18,555
		26,072

International Equities - 28.6%
Russell Emerging Markets Fund Class Y	218,449	3,489
Russell Global Equity Fund Class Y	657,719	6,807
Select International Equity Fund Class Y	1,279,131	10,949
		21,245

Total Investments in Russell Affiliated Mutual Funds
(cost $64,486)		74,264

Total Investments 100.0%
(identified cost $64,486)		74,264

Other Assets and Liabilities, Net - (0.0%)		(7)
Net Assets - 100.0%		74,257

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Russell Affiliated Mutual
Funds	$74,264	$—	$—	$—	$74,264
Total Investments	$74,264	$—	$—	$—	$74,264

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2030 Strategy Fund 27

Russell Investment Company
2035 Strategy Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 7.1%
Russell Commodity Strategies Fund Class Y	115,508	632
Russell Global Infrastructure Fund Class Y	44,496	531
Russell Global Real Estate Securities Fund Class Y	8,239	323
		1,486

Domestic Equities - 36.8%
Russell U.S. Defensive Equity Fund Class Y	12,270	623
Russell U.S. Dynamic Equity Fund Class Y	86,744	847
Russell U.S. Small Cap Equity Fund Class Y	52,382	1,474
Select U.S. Equity Fund Class Y	423,843	4,713
		7,657

Fixed Income - 20.8%
Russell Global Opportunistic Credit Fund Class Y	39,869	385
Russell Strategic Bond Fund Class Y	353,817	3,952
		4,337

International Equities - 35.3%
Russell Emerging Markets Fund Class Y	82,551	1,318
Russell Global Equity Fund Class Y	224,780	2,327
Select International Equity Fund Class Y	433,068	3,707
		7,352

Total Investments in Russell Affiliated Mutual Funds
(cost $18,520)		20,832

Total Investments 100.0%
(identified cost $18,520)		20,832

Other Assets and Liabilities, Net - (0.0%)		(4)
Net Assets - 100.0%		20,828

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Russell Affiliated Mutual
Funds	$20,832	$—	$—	$—	$20,832
Total Investments	$20,832	$—	$—	$—	$20,832

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

28 2035 Strategy Fund

Russell Investment Company
2040 Strategy Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 8.5%
Russell Commodity Strategies Fund Class Y	272,304	1,490
Russell Global Infrastructure Fund Class Y	107,963	1,289
Russell Global Real Estate Securities Fund Class Y	22,078	864
		3,643

Domestic Equities - 43.1%
Russell U.S. Defensive Equity Fund Class Y	25,222	1,280
Russell U.S. Dynamic Equity Fund Class Y	218,864	2,138
Russell U.S. Small Cap Equity Fund Class Y	128,865	3,626
Select U.S. Equity Fund Class Y	1,028,031	11,432
		18,476

Fixed Income - 7.0%
Russell Strategic Bond Fund Class Y	268,400	2,998

International Equities - 41.4%
Russell Emerging Markets Fund Class Y	214,567	3,427
Russell Global Equity Fund Class Y	539,789	5,587
Select International Equity Fund Class Y	1,022,113	8,749
		17,763

Total Investments in Russell Affiliated Mutual Funds
(cost $35,725)		42,880

Total Investments 100.0%
(identified cost $35,725)		42,880

Other Assets and Liabilities, Net - (0.0%)		(5)
Net Assets - 100.0%		42,875

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Russell Affiliated Mutual
Funds	$42,880	$—	$—	$—	$42,880
Total Investments	$42,880	$—	$—	$—	$42,880

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2040 Strategy Fund 29

Russell Investment Company
2045 Strategy Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 8.5%
Russell Commodity Strategies Fund Class Y	75,766	414
Russell Global Infrastructure Fund Class Y	29,982	358
Russell Global Real Estate Securities Fund Class Y	6,123	240
		1,012

Domestic Equities - 43.1%
Russell U.S. Defensive Equity Fund Class Y	6,999	355
Russell U.S. Dynamic Equity Fund Class Y	60,630	592
Russell U.S. Small Cap Equity Fund Class Y	35,706	1,005
Select U.S. Equity Fund Class Y	284,980	3,169
		5,121

Fixed Income - 7.0%
Russell Strategic Bond Fund Class Y	74,351	831

International Equities - 41.4%
Russell Emerging Markets Fund Class Y	59,452	949
Russell Global Equity Fund Class Y	149,585	1,548
Select International Equity Fund Class Y	283,379	2,426
		4,923

Total Investments in Russell Affiliated Mutual Funds
(cost $10,573)		11,887

Total Investments 100.0%
(identified cost $10,573)		11,887

Other Assets and Liabilities, Net - (0.0%)		(2)
Net Assets - 100.0%		11,885

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Russell Affiliated Mutual
Funds	$11,887	$—	$—	$—	$11,887
Total Investments	$11,887	$—	$—	$—	$11,887

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

30 2045 Strategy Fund

Russell Investment Company
2050 Strategy Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 8.5%
Russell Commodity Strategies Fund Class Y	73,881	404
Russell Global Infrastructure Fund Class Y	29,066	347
Russell Global Real Estate Securities Fund Class Y	5,927	232
		983

Domestic Equities - 43.1%
Russell U.S. Defensive Equity Fund Class Y	6,800	345
Russell U.S. Dynamic Equity Fund Class Y	58,890	575
Russell U.S. Small Cap Equity Fund Class Y	34,709	977
Select U.S. Equity Fund Class Y	276,717	3,077
		4,974

Fixed Income - 7.0%
Russell Strategic Bond Fund Class Y	72,134	806

International Equities - 41.4%
Russell Emerging Markets Fund Class Y	57,644	921
Russell Global Equity Fund Class Y	144,784	1,499
Select International Equity Fund Class Y	274,234	2,347
		4,767

Total Investments in Russell Affiliated Mutual Funds
(cost $9,732)		11,530

Total Investments 100.0%
(identified cost $9,732)		11,530

Other Assets and Liabilities, Net - (0.0%)		(2)
Net Assets - 100.0%		11,528

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Russell Affiliated Mutual
Funds	$11,530	$—	$—	$—	$11,530
Total Investments	$11,530	$—	$—	$—	$11,530

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2050 Strategy Fund 31

Russell Investment Company
2055 Strategy Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 8.5%
Russell Commodity Strategies Fund Class Y	24,234	132
Russell Global Infrastructure Fund Class Y	9,536	114
Russell Global Real Estate Securities Fund Class Y	1,941	76
		322

Domestic Equities - 43.2%
Russell U.S. Defensive Equity Fund Class Y	2,230	113
Russell U.S. Dynamic Equity Fund Class Y	19,311	189
Russell U.S. Small Cap Equity Fund Class Y	11,382	320
Select U.S. Equity Fund Class Y	90,782	1,010
		1,632

Fixed Income - 7.0%
Russell Strategic Bond Fund Class Y	23,663	264

International Equities - 41.3%
Russell Emerging Markets Fund Class Y	18,911	302
Russell Global Equity Fund Class Y	47,492	492
Select International Equity Fund Class Y	89,944	770
		1,564

Total Investments in Russell Affiliated Mutual Funds
(cost $3,587)		3,782

Total Investments 100.0%
(identified cost $3,587)		3,782

Other Assets and Liabilities, Net - (0.0%)		(1)
Net Assets - 100.0%		3,781

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Russell Affiliated Mutual
Funds	$3,782	$—	$—	$—	$3,782
Total Investments	$3,782	$—	$—	$—	$3,782

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

32 2055 Strategy Fund

Russell Investment Company
In Retirement Fund

Schedule of Investments — July 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 5.8%
Russell Commodity Strategies Fund Class Y	119,819	655
Russell Global Infrastructure Fund Class Y	50,558	604
Russell Global Real Estate Securities Fund Class Y	13,169	516
		1,775

Domestic Equities - 15.0%
Russell U.S. Defensive Equity Fund Class Y	14,714	747
Russell U.S. Dynamic Equity Fund Class Y	36,802	360
Russell U.S. Small Cap Equity Fund Class Y	19,203	540
Select U.S. Equity Fund Class Y	262,360	2,917
		4,564

Fixed Income - 66.3%
Russell Global Opportunistic Credit Fund Class Y	105,227	1,015
Russell Investment Grade Bond Fund Class Y	182,048	4,122
Russell Short Duration Bond Fund Class Y	228,936	4,416
Russell Strategic Bond Fund Class Y	956,680	10,686
		20,239

International Equities - 12.9%
Russell Emerging Markets Fund Class Y	29,647	473
Russell Global Equity Fund Class Y	125,855	1,303
Select International Equity Fund Class Y	253,692	2,172
		3,948

Total Investments in Russell Affiliated Mutual Funds
(cost $26,318)		30,526

Total Investments 100.0%
(identified cost $26,318)		30,526

Other Assets and Liabilities, Net - (0.0%)		(4)
Net Assets - 100.0%		30,522

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Russell Affiliated Mutual
Funds	$30,526	$—	$—	$—	$30,526
Total Investments	$30,526	$—	$—	$—	$30,526

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

In Retirement Fund 33

Russell Investment Company
LifePoints® Funds

Notes to Schedule of Investments — July 31, 2016 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNY - Chinese renminbi yuan	ITL - Italian lira	SKK - Slovakian koruna
COP - Colombian peso	JPY - Japanese yen	THB - Thai baht
CRC - Costa Rican colon	KES - Kenyan schilling	TRY - Turkish lira
CZK - Czech koruna	KRW - South Korean won	TWD - Taiwanese dollar
DKK - Danish krone	MXN - Mexican peso	USD - United States dollar
DOP - Dominican peso	MYR - Malaysian ringgit	UYU – Uruguayan peso
EGP - Egyptian pound	NOK - Norwegian krone	VEB - Venezuelan bolivar
EUR - Euro	NGN – Nigerian naira	VND - Vietnamese dong
GBP - British pound sterling	NZD - New Zealand dollar	ZAR - South African rand
GHS - Ghana cedi	PEN - Peruvian nuevo sol

34 Notes to Schedule of Investments

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report — July 31, 2016 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 40 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 14 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of their total assets is represented by cash and cash items
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Target Portfolio Funds
Each of the Target Portfolio Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell
Investment Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposure by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Funds. The Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").

The following table shows each Fund's target strategic asset allocation to equity, fixed/other and alternative asset classes effective
March 1, 2016. As of July 31, 2016, the equity Underlying Funds in which the Funds may invest include the Russell U.S. Defensive
Equity, Russell U.S. Dynamic Equity, Select U.S. Equity, Russell U.S. Small Cap Equity, Russell Global Equity, Russell Emerging
Markets and Select International Equity Funds. The fixed/ other income Underlying Funds in which the Funds may invest include the Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond
and Russell Multi-Strategy Income Funds. The alternative Underlying Funds in which the Funds may invest include the Russell
Commodity Strategies, Russell Global Infrastructure and Russell Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed/other income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed/
other income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Target Portfolio Funds’ approximate expected target strategic asset allocations to equity, fixed/other income and alternative asset classes effective on March 1, 2016.

			Asset Allocation*
	Conservative	Moderate	Balanced	Growth	Equity Growth
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative#	8%	7%	10%	13%	13%
Equity	11%	34%	55%	71%	79%
Fixed/Other Income	81%	59%	35%	16%	8%

* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

Target Date Funds
Each of the Target Date Funds listed in the table below is a “fund of funds” and seeks to achieve its objective by investing in shares of several of the Underlying Funds which represent various asset classes. Each Fund currently intends to invest only in the Underlying Funds. The following table shows each Fund’s target strategic asset allocation to equity Underlying Funds, fixed

Notes to Quarterly Report 35

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

income Underlying Funds and alternative Underlying Funds. As of July 31, 2016, the equity Underlying Funds in which the Funds may invest include the Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Select U.S. Equity, Russell U.S. Small Cap
Equity, Russell Global Equity, Select International Equity and Russell Emerging Markets Funds. The fixed income Underlying
Funds in which the Funds may invest include the Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment
Grade Bond and Russell Short Duration Bond Funds. The alternative Underlying Funds in which the Funds may invest include the
Russell Commodity Strategies, Russell Global Infrastructure and Russell Global Real Estate Securities Funds. The 2020 Strategy,
2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and 2055 Strategy Funds are referred to herein as the “Strategy Funds.” The allocation of each Strategy Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the “target year,” at which time the allocation will remain fixed. The Strategy Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The allocation of the In Retirement Fund’s assets to the Underlying Funds in which it invests does not shift over time. The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Target Date Funds’ approximate expected allocations to equity Underlying Funds, fixed income
Underlying Funds and alternative Underlying Funds effective on or about March 1, 2016.

			Asset Allocation
	2020	2025	2030	2035	2040
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative Underlying Funds*	6.8%	7.3%	8.1%	9.1%	10.5%
Equity Underlying Funds	35%	44.9%	56.8%	70%	82.5%
Fixed Income Underlying Funds	58.2%	47.8%	35.1%	20.9%	7%

			Asset Allocation
	2045	2050	2055	In Retirement
	Strategy Fund	Strategy Fund	Strategy Fund	Fund
Alternative Underlying Funds*	10.5%	10.5%	10.5%	6.6%
Equity Underlying Funds	82.5%	82.5%	82.5%	27.1%
Fixed Income Underlying Funds	7%	7%	7%	66.3%

* Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles, ("U.S. GAAP") which require the use of management estimates and assumptions at the date of the quarterly report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly reports.

Security Valuation
The Funds value the shares of the Underlying Funds at the current net asset value ("NAV") per share of each Underlying Fund.

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”).

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are
36 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Notes to Quarterly Report 37

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund or Underlying
Fund.

Investment Income
Distributions of income and capital gains from the Target Portfolio Funds or Underlying Funds are recorded on the ex-dividend date.

Derivatives
The Target Portfolio Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Target Portfolio Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement.
In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Target Portfolio Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding

38 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended July 31, 2016, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2016	April 30, 2016	July 31, 2016
Conservative Strategy Fund	$—	$32,241,011	$30,680,677
Moderate Strategy Fund	—	79,608,596	72,933,396
Balanced Strategy Fund	6,205,770	734,588,888	531,410,198
Growth Strategy Fund	3,757,151	354,710,594	339,041,946
Equity Growth Strategy Fund	719,537	168,545,292	162,410,104

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2016	April 30, 2016	July 31, 2016
Conservative Strategy Fund	$—	$32,412,751	$30,678,936
Moderate Strategy Fund	—	80,408,693	72,998,467
Balanced Strategy Fund	6,190,722	740,636,178	532,101,445
Growth Strategy Fund	3,748,040	357,568,805	340,070,126
Equity Growth Strategy Fund	716,928	169,767,159	162,987,895

Notes to Quarterly Report 39

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

Options
The Target Portfolio Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended July 31, 2016, the Target Portfolio Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of options contracts measured by notional in USD.

		Notional of Options Contracts Opened or Closed
Funds		January 31, 2016	April 30, 2016	July 31, 2016
Conservative Strategy Fund	Opened	$25,030,298	$—	$—
	Closed	—	26,146,533	—
Moderate Strategy Fund	Opened	102,444,974	36,671,344	10,147,840
	Closed	61,766,868	42,492,160	—
Balanced Strategy Fund	Opened	547,199,969	451,555,021	468,795,303
	Closed	374,155,452	362,117,637	138,599,593
Growth Strategy Fund	Opened	400,630,620	408,750,857	406,403,014
	Closed	291,106,292	285,768,603	—
Equity Growth Strategy Fund	Opened	202,076,926	108,080,358	29,792,680
	Closed	157,022,389	47,063,760	—

40 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

Futures Contracts
The Target Portfolio Funds may invest in futures contracts. The face or contract value of these instruments reflect the extent of the
Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates.
Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended July 31, 2016, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of futures contracts measured by notional in USD.

		Notional of Futures Contracts Opened or Closed
Funds		January 31, 2016	April 30, 2016	July 31, 2016
Conservative Strategy Fund	Opened	$9,002,516	$15,923,875	$17,685,433
	Closed	7,611,001	8,519,761	16,714,846
Moderate Strategy Fund	Opened	79,840,052	79,525,167	80,517,604
	Closed	69,444,002	67,805,610	78,088,317
Balanced Strategy Fund	Opened	460,138,827	437,945,615	438,014,318
	Closed	419,153,434	422,611,583	433,539,598
Growth Strategy Fund	Opened	335,817,508	270,494,227	258,077,801
	Closed	289,998,378	319,216,522	253,845,691
Equity Growth Strategy Fund	Opened	136,023,614	105,936,312	116,082,895
	Closed	118,407,168	128,824,518	107,598,648

As of July 31, 2016, the Funds has cash collateral balances in connection with future contracts purchased/sold as follows:

Cash Collateral for Futures
Conservative Strategy Fund	$1,300,000
Moderate Strategy Fund	$4,600,000
Balanced Strategy Fund	$22,900,000
Growth Strategy Fund	$13,700,000
Equity Growth Strategy Fund	$5,500,000

Swap Agreements
The Target Portfolio Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party
(i.e., an exchange of floating rate payments for fixed rate payments).

The Target Portfolio Funds may enter into several different types of swap agreements including credit default, interest rate, total return swaps and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one
Notes to Quarterly Report 41

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a predefined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of July 31, 2016, the Funds has cash collateral balances in connection with swap contracts purchased/sold as follows:

Cash Collateral for Swaps
Conservative Strategy Fund	$270,000
Moderate Strategy Fund	$3,130,000
Balanced Strategy Fund	$9,420,000
Growth Strategy Fund	$5,260,000
Equity Growth Strategy Fund	$2,550,000

Credit Default Swaps
The Target Portfolio Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer

42 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Certain Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31,
2016, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by

Notes to Quarterly Report 43

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended July 31, 2016, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

		Credit Default Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2016	April 30, 2016	July 31, 2016
Moderate Strategy Fund	$10,300,000	$54,300,000	$54,300,000
Balanced Strategy Fund	50,900,000	176,300,000	176,300,000

Total Return Swaps
The Target Portfolio Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions.
Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended July 31, 2016, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding at each quarter end.

		Total Return Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2016	April 30, 2016	July 31, 2016
Moderate Strategy Fund	$7,344,390	$7,365,648	$7,952,437
Balanced Strategy Fund	32,402,483	32,496,267	35,085,105
Growth Strategy Fund	60,917,344	61,093,660	65,960,730
Equity Growth Strategy Fund	24,949,633	25,021,846	27,015,229

Master Agreements
Certain Target Portfolio Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA
Master Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle

44 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master
Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds or Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds or Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' or Underlying Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' or Underlying Funds 'exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds' or Underlying
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause an Underlying Fund to underperform other types of investments.
3. Related Party Transactions
The Target Portfolio Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIM. As of July 31, 2016, the Target Portfolio Funds had invested $89,760,882 in the Russell U.S. Cash Management Fund.

4. Federal Income Taxes
At July 31, 2016, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

	Conservative Strategy	Moderate Strategy	Balanced Strategy
	Fund	Fund	Fund
Cost of Investments	$350,636,167	$561,973,117	$2,403,177,827
Unrealized Appreciation	$20,917,678	$46,138,858	$202,700,081
Unrealized Depreciation	(2,936,521)	(8,026,778)	(62,327,044)
Net Unrealized Appreciation (Depreciation)	$17,981,157	$38,112,080	$140,373,037

Notes to Quarterly Report 45

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

		Equity Growth
	Growth Strategy Fund	Strategy Fund	2020 Strategy Fund
Cost of Investments	$1,593,873,015	$674,671,947	$54,367,088
Unrealized Appreciation	$126,776,447	$36,369,902	$8,796,385
Unrealized Depreciation	(68,347,710)	(24,487,363)	(1,147,184)
Net Unrealized Appreciation (Depreciation)	$58,428,737	$11,882,539	$7,649,201

	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund
Cost of Investments	$26,329,465	$66,042,298	$19,238,586
Unrealized Appreciation	$2,768,413	$9,908,834	$1,884,926
Unrealized Depreciation	(361,001)	(1,687,257)	(291,597)
Net Unrealized Appreciation (Depreciation)	$2,407,412	$8,221,577	$1,593,329

	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund
Cost of Investments	$37,450,254	$11,002,676	$10,268,797
Unrealized Appreciation	$6,346,409	$1,075,429	$1,410,081
Unrealized Depreciation	(916,467)	(190,684)	(149,056)
Net Unrealized Appreciation (Depreciation)	$5,429,942	$884,745	$1,261,025

	2055 Strategy Fund	In Retirement Fund
Cost of Investments	$3,706,079	$26,949,109
Unrealized Appreciation	$102,628	$4,041,615
Unrealized Depreciation	(26,846)	(464,878)
Net Unrealized Appreciation (Depreciation)	$75,782	$3,576,737

5. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIM on behalf of ten RIC funds, some of which are Underlying
Funds in which the Funds invest: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global
Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed
Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and
Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of
Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act, as amended, for the funds' alleged payment of excessive investment management fees to RIM. On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United
States District Court for the District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RIFUS charged the funds excessive administrative fees under Section 36(b).
The plaintiff seeks on behalf of the funds recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIM and RIFUS are defending the actions.

The Russell Strategic Bond Fund is one of several defendants in a bankruptcy adversary avoidance claim in a Consolidated
Multidistrict Action styled In Re: Motors Liquidation Company, et al., Debtors, Motors Liquidation Company Avoidance Action
Trust, etc., v. JPMorgan Chase Bank, et al., United States District Bankruptcy Court for the Southern District of New York. The claim relates to alleged improper payments to the Fund as a participating lender in a term loan provided to General Motors Company due to the Fund’s security interests not being properly perfected. The Fund has filed answers denying liability and a crossclaim against the administrative agent for the term loan lenders seeking damages arising from the agent’s failure to properly perfect the security interests of the lenders.

46 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2016 (Unaudited)

6. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

Notes to Quarterly Report 47

Russell Investment Company
LifePoints® Funds

Shareholder Requests for Additional Information — July 31, 2016 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at www.russellinvestments.com; and (iii) at the Securities and Exchange Commission’s Office of Investor Education and Advocacy
(formerly, the Public Reference Room).

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2016 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at www.russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

48 Shareholder Requests for Additional Information

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer has concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer and principal financial officer of
Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:
Mark E. Swanson
President, Chief Executive Officer, Treasurer, Chief Accounting Officer and Chief
Financial Officer

Date: September 28, 2016